As filed with the Securities and Exchange	Registration No. 333-28769
Commission on April 22, 2016	Registration No. 811-05626

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ______	[ ]
Post-Effective Amendment No. 59	[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
(Check appropriate box or boxes.)

Separate Account B

(Exact Name of Registrant)

Voya Insurance and Annuity Company

(Name of Depositor)

909 Locust Street
Des Moines, Iowa 50309

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(770) 980-5100

(Depositor’s Telephone Number, including Area Code)

Brian H. Buckley, Esq.

Voya Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2016 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

Title of Securities Being Registered:  Deferred Combination Variable and Fixed Annuity Contract

PART A

INFORMATION REQUIRED IN A PROSPECTUS

VOYA ARCHITECT®

VOYA GOLDENSELECT ACCESS®

VOYA GOLDENSELECT ESII®

VOYA GOLDENSELECT GENERATIONS®

VOYA GOLDENSELECT LANDMARK®

VOYA GOLDENSELECT LEGENDS®

VOYA GOLDENSELECT OPPORTUNITIES®

VOYA GOLDENSELECT PREMIUM PLUS®

DEFERRED COMBINATION VARIABLE AND FIXED ANNUITIES

issued by

Voya Insurance and Annuity Company

and its

Separate Account B

Supplement Dated May 1, 2016

The supplement only affects you if you purchased the Minimum Guaranteed Income Benefit Rider with Form Number IU-RA-1047(08/06)) in a State that has approved the Enhancement Offer described herein.

This supplement updates the prospectus for your variable annuity contract and describes a limited time offer we are making to owners of the Minimum Guaranteed Income Benefit Rider with Form Number IU-RA-1047(08/06). Please read this supplement carefully and keep it with your prospectus for future reference. If you have any questions, please contact your financial representative or Customer Service at 1-877-235-8564. Capitalized terms not defined in this supplement shall have the meaning given to them in your prospectus.

ENHANCED ANNUITIZATION OFFER FOR CONTRACTS WITH THE MINIMUM GUARANTEED INCOME BENEFIT RIDER

Overview. Voya Insurance and Annuity Company (“the Company,” “we,” “us” or “our”) is endorsing certain versions of the Minimum Guaranteed Income Benefit Rider with Form Number IU-RA-1047(08/06) (the “MGIB Rider”) to make an Enhanced Annuitization Offer (the “Enhancement Offer”) to eligible contract owners who purchased the MGIB Rider and who choose to annuitize under the MGIB Rider on July 29, 2016 (the “Special Exercise Date”).

Under the Enhancement Offer, if you choose to annuitize (i.e., begin receiving income phase payments) under the MGIB Rider on the Special Exercise Date, we will increase the MGIB Benefit Base, which is used to determine income phase payments under the MGIB Rider, by 10%. This increased amount is known as the Enhanced MGIB Benefit Base. You are not required to accept the Enhancement Offer, and you do not need to take any action if you do not want to accept the Enhancement Offer. The Enhancement Offer is an offer to enhance the benefit base used to determine annuity payments under the MGIB Rider. It is not an offer to enhance your Contract’s cash surrender value in exchange for surrendering your Contract. Your Contract and the MGIB Rider will continue unchanged if you choose not accept the Enhancement Offer.

Additional details regarding the Enhancement Offer are provided below. At this time we are limiting the Enhancement Offer to contract owners who have purchased certain versions of the MGIB Rider. To see if you are eligible to participate, please see “How do I know if I am eligible to participate in the Enhancement Offer” on page 4 of this supplement. For more information about the MGIB Rider, please see your prospectus.

X.VIACMF-16	Page 1 of 8	May 2016

The Enhancement Offer will not be appropriate for all contract owners and it may not be in your best interest to accept the Enhancement Offer. By accepting the Enhancement Offer and fully annuitizing your MGIB Rider, you are giving up the potential for your contract value and the MGIB Benefit Base to increase over time. You also will no longer be able to contribute premium payments to the Contract or invest in any of the subaccounts. Additionally, as described below, your Contract death benefit will terminate.  You should carefully review this supplement and make sure you understand the terms of the Enhancement Offer, and consider current market conditions, prior to making a decision on whether or not to annuitize under the MGIB Rider. Your financial professional can help you understand whether the Enhancement Offer would be appropriate for you given your personal circumstances and financial goals.

What does it mean to annuitize under the MGIB Rider, and what will happen to my Death Benefit? If you fully annuitize under the MGIB Rider pursuant to the Enhancement Offer, your MGIB Rider will terminate and you will enter the income phase of your Contract. This means you will no longer be able to contribute premium payments to the Contract or potentially grow your contract value or MGIB Benefit Base and you also will no longer be invested in any subaccounts. Once you have chosen to annuitize it cannot be undone.

Annuitizing by accepting the Enhancement Offer will have the same impact on any death benefits as annuitizing under the Contract or the MGIB Rider at any other time. Upon full annuitization, the death benefit under your Contract as well as any death benefit rider you purchased with your Contract will terminate. If any contract owner or the annuitant dies after the income phase begins, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time. For more information regarding your death benefit, please see the “DEATH BENEFIT CHOICES” section of your prospectus. You should consider whether annuitizing under the MGIB Rider is more important to you than retaining the Contract death benefit or any death benefit rider you purchased with your Contract.

How does the Enhancement Offer work? The Enhancement Offer is being made for a period no less than 30 days, which we call the Offer Window and which ends on the Special Exercise Date. During the Offer Window you can choose to accept the Enhancement Offer and begin income phase payments on the Special Exercise Date. There is no fee associated with accepting the Enhancement Offer. If you choose to accept the Enhancement Offer, the MGIB Benefit Base will be increased by 10% to determine your Enhanced MGIB Benefit Base.

Enhanced MGIB Benefit Base. If you choose to accept the Enhancement Offer, we will calculate the MGIB Benefit Base on the Special Exercise Date in the same manner as described in your MGIB Rider and your prospectus (including applicable maximums on the MGIB Rollup Base). We will then multiply the MGIB Benefit Base by 110% to determine the Enhanced MGIB Benefit Base. We will then determine the MGIB annuity income by multiplying the Enhanced MGIB Benefit Base (adjusted for any Market Value Adjustment and premium taxes) by the MGIB income factors specified in your rider for the MGIB annuity option you selected, and then dividing by $1,000.

Please note that, like the MGIB Benefit Base, the Enhanced MGIB Benefit Base is only a calculation used to determine MGIB annuity income. The Enhanced MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of the Contract’s cash surrender value or death benefit. If you do not choose to annuitize the MGIB Rider on the Special Exercise Date, the normal MGIB Benefit Base will apply if you later annuitize under the MGIB Rider. APPENDIX A to this supplement provides hypothetical examples of how the Enhanced MGIB Benefit Base may impact MGIB annuity income. In certain situations, including for example if your contract value is greater than the Enhanced MGIB Benefit Base, the Enhancement Offer will not provide a greater payment to you.

X.VIACMF-16	Page 2 of 8	May 2016

How will I be notified about the Offer Window? You will receive a letter prior to the beginning of the Offer Window that specifies the period during which you can choose to accept the Enhancement Offer. The letter will also provide your current contract value, your estimated MGIB Benefit Base and your estimated Enhanced MGIB Benefit Base that will be used to calculate your income phase payments should you choose to accept the Enhancement Offer. Because your MGIB Benefit Base may fluctuate up until the Special Exercise Date, you will not know the actual Enhanced MGIB Benefit Base and enhanced income phase payment amount until we calculate it on the Special Exercise Date, after you have accepted the Enhancement Offer. However, the Enhanced MGIB Benefit Base and income phase payment amount on the Special Election Date will be equal to or higher than the estimated Enhanced MGIB Benefit Base and income phase payment amount shown in the letter, although any withdrawals taken or transfers between Covered Funds, Special Funds and Excluded Funds prior to the start of the annuity payments may affect the Enhanced MGIB Benefit Base and payment amount. See “Calculation of MGIB Rollup Bases” and “Calculation of MGIB Ratchet Bases” within the Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)” section of the prospectus for further information about the impact of withdrawals and transfers on the MGIB Benefit Base. If you choose to accept the Enhancement Offer, you will receive an endorsement to your Contract which will provide for the Enhanced MGIB Benefit Base.

Who should I contact if I wish to accept the Enhancement Offer? To accept the Enhancement Offer, you may complete the form included with your offer letter or contact Customer Service at (877) 235-8564 at any time during the Offer Window.

What MGIB annuity options are available if I accept the Enhancement Offer? If you choose to accept the Enhancement Offer, you may choose from any of the MGIB annuity options available under the MGIB Rider. You should consider all of your options prior to accepting the Enhancement Offer and discuss your personal situation with your financial, legal and/or tax adviser.

Will I incur Surrender Charges or be subject to a Market Value Adjustment if I accept the Enhancement Offer? We will waive any surrender charges if you accept the Enhancement Offer and begin income phase payments on the Special Exercise Date. If the surrender charge period on your Contract has not expired, you will be subject to applicable surrender charges if you choose to annuitize under your Contract or under the MGIB Rider on a date other than the Special Exercise Date. The surrender charge schedule is described in your prospectus and in your Contract.

If you are invested in a Fixed Interest Allocation and the date you choose to begin income phase payments (including the Special Exercise Date) does not end on or within 30 days of the end of the guaranteed interest period, you will be subject to a Market Value Adjustment. The Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates have risen during the guaranteed interest period the Market Value Adjustment may be negative and reduce your contract value. On the other hand, if interest rates have fallen, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. For Additional information, please see the “Market Value Adjustment” section in the Fixed Account II appendix (the Fixed Account I appendix for Voya GoldenSelect Access®) of your prospectus.

We cannot provide advice on whether you should accept the Enhancement Offer and incur such charges and adjustments. You should discuss with your financial, legal and/or tax adviser whether in your individual situation, the value of the Enhancement Offer after incurring any applicable Market Value Adjustment outweighs the value of waiting to annuitize at a time when such charges and adjustments would not apply.

X.VIACMF-16	Page 3 of 8	May 2016

Do I need to annuitize the entire MGIB Benefit Base to participate in the Enhancement Offer? No, the MGIB Rider allows you to apply up to 50% of the MGIB Benefit Base to one of the MGIB annuity options available under the MGIB Rider one time during the life of your Contract. If you elect the Enhancement Offer, you may elect to do this on the Special Exercise Date. Any portion of the MGIB Benefit Base annuitized on the Special Exercise Date will receive the 10% increase, however any portion of the MGIB Benefit Base not annuitized on the Special Exercise Date will not receive this increase. Your contract value and death benefit will be reduced on a proportional basis based on the portion of the MGIB Benefit Base annuitized prior to adding the 10% increase. Choosing to annuitize only a portion of the MGIB Benefit Base will not impact your ability to make additional premium payments, see “Purchase and Availability of the Contract” in the “THE ANNUITY CONTRACT” section of your prospectus. Any surrender charges on the portion of the MGIB Benefit Base annuitized will be waived, but surrender charges, if any, will continue to apply on the portion not annuitized. For information about the taxation of annuity payments, including partial annuitizations, please see “Taxation of Annuity Payments” in the “FEDERAL TAX CONSIDERATIONS” section of your prospectus. Please consult your financial, legal and/or tax adviser before annuitizing only a portion of the MGIB Benefit Base.

Why is the Company making the Enhancement Offer?

•      Contract Owner Benefits - The Company believes that the Enhancement Offer may be beneficial to our contract owners who would like to take advantage of the opportunity to annuitize under the MGIB Rider and receive a higher level of income phase payments due to the Enhanced MGIB Benefit Base. As noted above, accepting the Enhancement Offer may not be appropriate for all contract owners and you should consult with your financial professional to determine if accepting the Enhancement Offer is right for your personal and financial situation.

•      Company Benefits - The Company is taking steps, such as making the Enhancement Offer, to reduce the Company’s risks associated with a block of variable annuity contracts that are no longer offered for sale and through which the MGIB Rider was available. Providing guarantees under the MGIB Rider may be costly to the Company, particularly during periods of extended low interest rates, declining equity markets as well as high volatility in either equity markets or interest rates. If you accept the Enhancement Offer, the costs incurred by the Company to provide the guarantees under the MGIB Rider are more certain and the Company’s overall costs for providing the guarantees may be reduced over time. Additionally, the Company may benefit from being able to extend its ongoing relationship with contract owner’s that accept the Enhancement Offer and be able to focus more on offering different annuity, retirement, investment and insurance products rather than managing its closed block of variable annuities.

How do I know if I am eligible to participate in the Enhancement Offer? At this time we are making the Enhancement Offer available to contract owners who have purchased certain versions of the MGIB Rider with a form number IU-RA-1047(08/06), except for Contracts in the state of Washington, which has not approved the endorsement that provides the Enhanced MGIB Benefit Base.

We may make the Enhancement Offer available for MGIB Riders with different form numbers and/or different states in the future. Eligible contract owners will receive a prospectus supplement, as well as the letter and endorsements described above.

What happens if I don’t take any action? If you take no action, the Enhancement Offer will expire at the end of the Offer Window and your contact and the MGIB Rider will continue unchanged.

X.VIACMF-16	Page 4 of 8	May 2016

What are some factors I should consider in deciding whether to accept the Enhancement Offer? We urge you to carefully review this prospectus supplement and discuss the Enhancement Offer with your financial, legal and/or tax adviser prior to making a decision to annuitize under the MGIB Rider. Once you have chosen to annuitize it cannot be undone. In deciding whether to annuitize pursuant to our Enhancement Offer, you should consider all factors relevant to your personal situation. Some of the factors you may wish to consider are:

•      We determine the highest amount of income that will be available to you after taking into account your contract value applied to current income factors, your contract value applied to the Contract’s guaranteed income factors, and the MGIB Benefit Base applied to the MGIB rider income factors. Because the MGIB Rider income factors are generally more conservative than the Contract income factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your contract value to the Contract’s applicable annuity factors. If your contract value exceeds the MGIB Benefit Base or Enhanced MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the MGIB rider;

•      The current contract value, your MGIB Benefit Base, and the value of the Contract’s death benefit, as well as the extent to which you believe these values may continue to grow if you defer annuitization until a later date (in particular, you should take into account the roll-up and ratchet features of your MGIB Rider, which may operate to increase your MGIB Benefit Base);

•      Your desired level of income payments and the period you will receive such income payments should be considered when choosing an income option. Period certain options may result in a higher dollar amount per payment, but it is important to note that payments will stop at the end of the period certain. For example, under a “20 Years Period Certain” annuity option, all payments will stop after 20 years. If you desire income for your lifetime, you should consider the life contingent payout options. APPENDIX B to this supplement provides hypothetical examples of the potential differences in annual payments and total benefits that may be paid under different MGIB annuity options;

•      Whether it is important for you to leave a death benefit to your beneficiaries;

•      The fact that the longer you wait to annuitize, the greater the potential for higher income phase payments if your contract value and/or MGIB Benefit Base increases. Additionally, for life contingent annuitization options, the longer you wait to annuitize the larger the income factor used to determine your annuity income will be (which means higher income phase payments) regardless of whether you annuitize under your MGIB Rider or under the Contract;

•      Whether your need for MGIB income is more important to you than the ability to make withdrawals of contract value from your Contract or to surrender or exchange your Contract at a later date (and the tax consequences of annuitization, withdrawal, and surrender);

•      Whether your need for MGIB income is more important to you than the tax deferral provided during the accumulation phase of the Contract;

•      Whether the value of the Enhancement Offer after incurring any applicable Market Value Adjustment outweighs the value of waiting to annuitize at a time when such charges and adjustments would not apply;

•      The tax impact of accepting the Enhancement Offer, particularly if your Contract is an IRA and you are or may be subject to required minimum distributions under the Internal Revenue Code;

•      Whether your contract value is greater than your Enhanced MGIB, in which case accepting the Enhancement Offer would not provide any additional benefit to you;

•      Whether the increased MGIB annuity income that you will receive due to the Enhanced MGIB  Benefit Base and the ability to begin receiving annuity income now is more valuable to you than continuing your Contract’s accumulation phase and the potential for growth of your contract value, MGIB Benefit Base, and death benefit; and

•      How the MGIB annuity options compare to the annuity options otherwise available under the Contract as described in your prospectus under the heading “THE ANNUITY OPTIONS.”

We cannot provide you with advice as to how to consider these factors and how they may affect you personally, nor can we provide advice regarding any potential future increase or decrease of either your contract value or the value of any living benefit or death benefit. Please discuss with your financial professional whether the Enhancement Offer is suitable for you based on your particular circumstances.

X.VIACMF-16	Page 5 of 8	May 2016

What else do I need to know? We reserve the right to terminate or modify the Enhancement Offer at any time prior to our receipt of your acceptance, and to reject any request to accept the Enhancement Offer. In addition, we reserve the right to offer different and more or less favorable terms to you or other contract owners in the future if we choose to make new or different offers available. By accepting the Enhancement Offer you may not be able to participate in such future offers.

You should discuss this offer with your financial representative to determine whether accepting the Enhancement Offer is suitable for you given your unique financial position and future financial, retirement, and insurance needs. You should not annuitize under the MGIB Rider unless you determine, after consulting with your financial representative, that doing so is more beneficial to your needs than continuing to maintain your Contract and/or annuitizing under the Contract or under the MGIB Rider at a later date. You should discuss the tax impact of accepting the Enhancement Offer with your financial, legal and/or tax adviser, particularly if your Contract is an IRA and you are or may be subject to required minimum distributions under the Internal Revenue Code.

You may want to discuss this offer with the beneficiaries named in your Contract to determine whether you need the death benefit protection provided under the Contract.

We will not compensate your financial professional based on whether or not you annuitize under the MGIB Rider pursuant to the Enhancement Offer, however if your financial professional is currently receiving ongoing selling compensation, they will no longer receive such compensation if you accept the Enhancement Offer. Accordingly, your financial professional may have an incentive to recommend whether or not you should accept the Enhancement Offer. For example, by not annuitizing at this time, your contract value may continue to grow and the commissions paid to your financial professional or firm may continue and/or increase. In addition, if you do not annuitize and later choose to exchange your Contract for another product, your financial professional may receive compensation in connection with such exchange. For more information regarding the compensation we may pay to your financial professional, please see “Selling the Contract” in your prospectus.

X.VIACMF-16	Page 6 of 8	May 2016

APPENDIX A

Hypothetical Examples of How the Enhanced MGIB Benefit Base

May Impact MGIB Annuity Income

Example 1:  Enhanced MGIB Benefit Base is significantly larger than the Contract Value. Enhanced MGIB Benefit Base produces a larger income payment than Contract Value.

Age		Contract with MGIB Rider	Contract with MGIB Rider and Enhanced MGIB Benefit Base
65	Contract Value	$170,000	$170,000
	MGIB Benefit Base	$200,000
	Enhanced MGIB Benefit Base		$220,000
	Contract Annuity Factor	4.69	4.69
	MGIB Annuity Factor	4.43	4.43
	Contractual Monthly Income	$797	$797
	MGIB Monthly Income	$886	$975
	Actual Monthly Income	$886	$975

Example 2:  Enhanced MGIB Benefit Base is larger than the Contract Value. Enhanced MGIB Benefit Base produces a larger income payment than Contract Value even though the MGIB Benefit Base without enhancement produced a smaller income payment than the Contract Value.

Age		Contract with MGIB Rider	Contract with MGIB Rider and Enhanced MGIB Benefit Base
65	Contract Value	$195,000	$195,000
	MGIB Benefit Base	$200,000
	Enhanced MGIB Benefit Base		$220,000
	Contract Annuity Factor	4.69	4.69
	MGIB Annuity Factor	4.43	4.43
	Contractual Monthly Income	$914	$914
	MGIB Monthly Income	$886	$975
	Actual Monthly Income	$914	$975

Example 3:  Enhanced MGIB Benefit Base is slightly larger than the Contract Value. However, the Contract Value produces a larger income payment than the Enhanced MGIB Benefit Base.

Age		Contract with MGIB Rider	Contract with MGIB Rider and Enhanced MGIB Benefit Base
65	Contract Value	$210,000	$210,000
	MGIB Benefit Base	$200,000
	Enhanced MGIB Benefit Base		$220,000
	Contract Annuity Factor	4.69	4.69
	MGIB Annuity Factor	4.43	4.43
	Contractual Monthly Income	$985	$985
	MGIB Monthly Income	$886	$975
	Actual Monthly Income	$985	$985

All Values are hypothetical and reflect a Life with 10 Year Period Certain annuitization Option.

X.VIACMF-16	Page 7 of 8	May 2016

APPENDIX B

Hypothetical Examples of Annuitization Payments for
Different MGIB Annuitization Options

The examples below demonstrate the potential differences in annual benefit payments based on a hypothetical annuitization of a $100,000 Enhanced MGIB Benefit Base.

Example 1: Annual benefit payments are shown below based upon annuitization at 65. If the 20-Years Period Certain only option is elected, after 20 years, no additional payments will be made.

	Life with 20 Years Certain	Life with 10 Years Certain	20 Years Certain
Annual Enhanced Benefit Payment	$4,700	$5,203	$5,738
Payments in year 11	$4,700	$5,203[1]	$5,738
Payments in year 21	$4,700[1]	$5,203[1]	$0

Example 2: Annual benefit payments are shown below based upon annuitization at 70. If the 20-Years Period Certain only option is elected, after 20 years, no additional payments will be made.

	Life with 20 Years Certain	Life with 10 Years Certain	20 Years Certain
Annual Enhanced Benefit Payment	$5,122	$6,081	$5,738
Payments in year 11	$5,122	$6,081[1]	$5,738
Payments in year 21	$5,122[1]	$6,081[1]	$0

Example 3: Annual benefit payments are shown below based upon annuitization at 75. If the 20-Years Period Certain only option is elected, after 20 years, no additional payments will be made.

	Life with 20 Years Certain	Life with 10 Years Certain	20 Years Certain
Annual Enhanced Benefit Payment	$5,448	$7,124	$5,738
Payments in year 11	$5,448	$7,124[1]	$5,738
Payments in year 21	$5,448[1]	$7,124[1]	$0

_______________________________

1   If annuitant is alive.

X.VIACMF-16	Page 8 of 8	May 2016

Voya Insurance and Annuity Company

Separate Account B of Voya Insurance and Annuity Company

Deferred Combination Variable and Fixed Annuity Prospectus

Voya GoldenSelect Access®

May 1, 2016

This prospectus describes Voya GoldenSelect Access, a group and individual deferred variable annuity contract (the “Contract” or the “Contracts") issued by Voya Insurance and Annuity Company (“VIAC,” the “Company,” “we,” “us” or “our”) through Separate Account B (the “Separate Account”). The Contract was available in connection with certain retirement plans that qualified for special federal income tax treatment (“qualified Contracts”) under the Internal Revenue Code of 1986, as amended (the “Tax Code”), as well as those that did not qualify for such treatment (“nonqualified Contracts”). As of March 15, 2010, we no longer offer this Contract for sale to new purchasers.

The Contract provides a means for you to allocate your premium payments in one or more subaccounts, each of which invest in a single investment portfolio. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract are listed on the next page.

You have a right to return a Contract within ten days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. In no event does the Company retain any investment gain associated with a Contract that is free looked. Longer free look periods apply in some states and in certain situations. Your free look rights depend on the laws of the state in which you purchase the Contract.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated May 1, 2016, has been filed with the Securities and Exchange Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (www.sec.gov). When looking for information regarding the Contract offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-28769. The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Allocations to a subaccount investing in a fund, or an investment portfolio, are not bank deposits and are not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Contract described in this prospectus is subject to investment risk, including the possible loss of the principal amount invested.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “OTHER CONTRACT PROVISIONS – Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

Access – 28769

The investment portfolios that comprise the subaccounts currently open and available to new premiums and transfers under your Contract are:

BlackRock Global Allocation V.I. Fund (Class III)

Voya EURO STOXX 50® Index Portfolio (Class ADV)

Voya FTSE 100 Index® Portfolio (Class ADV)

Voya Global Equity Portfolio (Class T)*

Voya Global Perspectives® Portfolio (Class ADV)**

Voya Government Liquid Assets Portfolio (Class S)***

Voya Growth and Income Portfolio (Class ADV)

Voya Hang Seng Index Portfolio (Class S)

Voya High Yield Portfolio ( Class S)

Voya Intermediate Bond Portfolio (Class S)

Voya International Index Portfolio (Class ADV)

Voya Japan TOPIX Index® Portfolio (Class ADV)

Voya Large Cap Growth Portfolio (Class ADV)

Voya Large Cap Value Portfolio (Class S)

Voya MidCap Opportunities Portfolio (Class S)

Voya Multi-Manager Large Cap Core Portfolio (Class S)

Voya Retirement Conservative Portfolio (Class ADV)**

Voya Retirement Growth Portfolio (Class ADV)**

Voya Retirement Moderate Growth Portfolio (Class ADV)**

Voya Retirement Moderate Portfolio (Class ADV)**

Voya RussellTM Large Cap Growth Index Portfolio (Class S)

Voya RussellTM Large Cap Index Portfolio (Class S)

Voya RussellTM Large Cap Value Index Portfolio (Class S)

Voya RussellTM Mid Cap Growth Index Portfolio (Class S)

Voya RussellTM Mid Cap Index Portfolio (Class S)

Voya RussellTM Small Cap Index Portfolio (Class S)

Voya Small Company Portfolio (Class S)

Voya Solution Moderately Aggressive Portfolio (Class S)**

Voya U. S. Bond Index Portfolio (Class S)

VY® Baron Growth Portfolio (Class S)

VY® BlackRock Inflation Protected Bond Portfolio (Class S)

VY® Columbia Contrarian Core Portfolio (Class S)

VY® FMRSM Diversified Mid Cap Portfolio (Class S)

VY® Franklin Income Portfolio (Class S)

VY® Invesco Comstock Portfolio (Class S)

VY® Invesco Equity and Income Portfolio (Class S2)

VY® Invesco Growth and Income Portfolio (Class S)

VY® JPMorgan Emerging Markets Equity Portfolio (Class S)

VY® JPMorgan Small Cap Core Equity Portfolio (Class S)

VY® Morgan Stanley Global Franchise Portfolio (Class S)

VY® Oppenheimer Global Portfolio (Class S)

VY® T. Rowe Price Capital Appreciation Portfolio (Class S)

VY® T. Rowe Price Equity Income Portfolio (Class S)

VY® T. Rowe Price Growth Equity Portfolio (Class S)

VY® T. Rowe Price International Stock Portfolio (Class S)

VY® Templeton Foreign Equity Portfolio (Class S)

VY® Templeton Global Growth Portfolio (Class S)

More information can be found in the appendices. See APPENDIX A for all subaccounts and valuation information. APPENDIX B highlights each investment portfolio’s investment objective and adviser (and any subadviser), as well as indicates recent portfolio changes. If you received a summary prospectus for any of the underlying investment portfolios available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the portfolio's summary prospectus.

*    Prior to May 1, 2016, this investment portfolio was known as the Voya Global Value Advantage Portfolio.

**   This investment portfolio is structured as a “fund of funds.” Funds offered in a “fund of funds” structure may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. See “THE FUNDS” section for more information.

*** Prior to May 1, 2016, this investment portfolio was known as the Voya Liquid Assets Portfolio.

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Index of Special Terms

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit	8
Annual Ratchet	33
Annual Ratchet Enhanced Death Benefit	55
Annuitant	18
Annuity Start Date	17
Cash Surrender Value	23
Claim Date	23
Contract Date	17
Contract Owner	17
Contract Value	23
Contract Year	17
Covered Fund	11
Earnings Multiplier Benefit	57
Excluded Fund	11
Fixed Account	24
Fixed Interest Allocation	24
Fixed Interest Division	24
Market Value Adjustment	C2
Max 7 Enhanced Death Benefit	56
Net Investment Factor	8
Net Rate of Return	8
Restricted Fund	10
Rider Date	25
7% Solution Death Benefit Element	56
Special Fund	11
Standard Death Benefit	54
Voya LifePay Plus Base	32

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract
Accumulation Unit Value	Index of Investment Experience
Annuity Start Date	Annuity Commencement Date
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Fixed Interest Allocation	Fixed Allocation
Free Look Period	Right to Examine Period
Guaranteed Interest Period	Guarantee Period
Net Investment Factor	Experience Factor
Regular Withdrawals	Conventional Partial Withdrawals
Subaccount(s)	Division(s)
Transfer Charge	Excess Allocation Charge
Withdrawals	Partial Withdrawals

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Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. For more information about the fees and expenses, please see the “CHARGES AND FEES” section later in the prospectus.

The first table describes the charges that you will pay at the time that you buy the Contract, surrender the Contract or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses1

Surrender Charge:  .....................................................................................   None

Transfer Charge:  .........................................................................................   $25 per transfer, currently zero

Premium Tax:2  ...............................................................................................   0% to 3.5%

Overnight Charge:3.......................................................................................   $20

The next table describes the charges that you could pay periodically during the time that you own the Contract, not including fund fees and expenses.

Periodic Fees and Charges

Annual Contract Administrative Charge:4....................................   $40

(We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

Separate Account Annual Charges

	Standard Death Benefit	Annual Ratchet Enhanced Death Benefit	Max 7 Enhanced Death Benefit
Mortality & Expense Risk Charge[5]	1.65%	1.95%	2,20%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Total[6]	1.80%	2.10%	2.35%

1   If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

2   Any premium tax is deducted from the contract value.

3   You may choose to have this charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.

4   We deduct this charge on each contract anniversary and upon surrender.

5   Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available for the same charge. For Contracts with the Quarterly Ratchet Enhanced Death Benefit purchased before April 28, 2008, the Mortality and Expense Charge is 1.90%.

6   These charges are as a percentage of average contract value in each subaccount. These annual charges are deducted daily.

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The following tables show the charges for the optional riders currently available with the Contract. These charges would be in addition to the Separate Account Annual Charge noted above. In addition to the Earnings Multiplier Benefit rider, you may add only one of the three living benefit riders, namely:  the Minimum Guaranteed Income Benefit; Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit; and Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit. For more information about which one may be right for you, please see “LIVING BENEFIT RIDERS.” For more information about the charges for the optional riders, please see “CHARGES AND FEES – Optional Rider Charges.”

Optional Rider Charges7

Earnings Multiplier Benefit rider:

As an Annual Charge (Charge Deducted Quarterly)	Maximum Annual Charge
0.30% of contract value	0.30% of contract value

Minimum Guaranteed Income Benefit rider:8

As an Annual Charge (Charge Deducted Quarterly)	Maximum Annual Charge
0.75% of the MGIB Charge Base	1.50% of the MGIB Charge Base

Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:9

As an Annual Charge - Currently (Charge Deducted Quarterly)	Maximum Annual Charge
1.00% of the Voya LifePay Plus Base	1.50% of the Voya LifePay Plus Base

Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:10

As an Annual Charge - Currently (Charge Deducted Quarterly)	Maximum Annual Charge
1.20% of the Voya LifePay Plus Base	1.70% of the Voya LifePay Plus Base

7   Optional rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent. The basis for an optional rider charge is sometimes a charge base, benefit base or contract value, as applicable. Optional rider charges are deducted from the contract value in your subaccount allocations (and/or your Fixed Interest Allocations if there is insufficient contract value in the subaccounts).

8   For more information about how the MGIB Charge Base is determined, please see “LIVING BENEFIT RIDERS - Minimum Guaranteed Income Benefit Rider (the “MGIB rider”) – Rider Charge.”

9   The Voya LifePay Plus Base is calculated based on premium if this rider is elected at contract issue. The Voya LifePay Plus Base is calculated based on contract value if this rider is added after contract issue. The charge for this rider can increase upon the Annual Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge. We promise not to increase the charge for your first five contract years. For more information about the Voya LifePay Plus Base and Annual Ratchet, please see “CHARGES AND FEES – Optional Rider Charges - Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider Charge” and “LIVING BENEFIT RIDERS – Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider – Annual Ratchet.”

10 The Voya LifePay Plus Base is calculated based on premium if this rider is elected at contract issue. The Voya LifePay Plus Base is calculated based on contract value if this rider is added after contract issue. The charge for this rider can increase upon the Annual Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge. We promise not to increase the charge for your first five contract years. For more information about the Voya LifePay Plus Base and Annual Ratchet, please see “CHARGES AND FEES – Optional Rider Charges - Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay Plus”) Rider Charge” and “LIVING BENEFITS RIDERS – Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay Plus”) Rider – Annual Ratchet.”

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The next item shows the minimum and maximum total annual fund operating expenses that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)[11]	0.53%	1.51%

Example

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The following example assumes that you invest $10,000 in the Contract for the time periods indicated. The costs reflected are the maximum charges for the Contract with the Annual Ratchet Enhanced Death Benefit and the most expensive combination of riders possible:  Earnings Multiplier Benefit and Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit. The example also assumes that your investment has a 5% return each year and assumes the maximum fund fees and expenses. Excluded are premium taxes and any transfer charges.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example: If you surrender or annuitize your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$563	$1,712	$2,889	$5,927

Compensation is paid for the sale of the Contract. For information about this compensation, see “OTHER CONTRACT PROVISIONS – Selling the Contract.”

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “CHARGES AND FEES – Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “CHARGES AND FEES – Fund Expenses” for more information.

11 No fund currently charges a redemption fee. For more information about redemption fees, please see “CHARGES AND FEES – Charges Deducted from the Contract Value – Redemption Fees.”

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How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

Condensed Financial Information

Accumulation Unit

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange (“NYSE”) is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables showing the accumulation unit value history of each subaccount of Separate Account B available for investment under the Contract and the total investment value history of each such subaccount are presented in APPENDIX A. The numbers show the year-end unit values of each subaccount from the time premium payments were first received in the subaccounts under the Contract. Complete information is available in the SAI.

The Net Investment Factor

The Net Investment Factor is an index number that reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

1)  We take the net asset value of the subaccount at the end of each business day;

2)  We add to 1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any;

3)  We divide 2) by the net asset value of the subaccount at the end of the preceding business day; and

4)  We then subtract the applicable daily charges from the subaccount:  the mortality and expense risk charge; the asset-based administrative charge; and any optional rider charges.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements

The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account B and the financial statements and the related notes to financial statements for Voya Insurance and Annuity Company are included in the SAI.

Separate Account B

Separate Account B was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

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Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, whether or not realized, of an investment portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. When we deduct the fees we charge for the Contract, these would constitute excess assets that we would transfer to the general account. We are obligated to pay all benefits and make all payments provided under the Contract, and will keep the Separate Account fully funded to cover such liabilities.

The other variable annuity contracts that invest in Separate Account B are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “THE ANNUITY CONTRACT — Addition, Deletion, or Substitution of Subaccounts and Other Changes.”

Voya Insurance and Annuity Company

We are an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota. Prior to September 1, 2014, we were known as ING USA Annuity and Life Insurance Company. Prior to January 1, 2004, we were known as Golden American Life Insurance Company. We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the NYSE under the symbol "VOYA" and Voya completed its initial public offering of common stock.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of Voya Insurance and Annuity Company.

We are engaged in the business of issuing insurance and annuities. Our principal office is located at 909 Locust Street, Des Moines, Iowa 50309.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Failure to administer certain nonqualified Contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

The Funds

You will find more detailed information about the funds, or investment portfolios, currently available under your Contract in “APPENDIX B — The Investment Portfolios.” Please refer to the fund prospectuses for additional information and read them carefully before investing. Fund prospectuses may be obtained, free of charge, by calling Customer Service at (800) 366-0066, by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

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Selection of Underlying Funds

The underlying funds available through the Contract described in this prospectus are determined by the Company. When determining which underlying funds to make available, we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the Contract. (For additional information on these arrangements, see “Revenue from the Funds.”) We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new investment if we determine that a fund no longer satisfies one or more of the selection criteria and/or if the fund has not attracted significant allocations under the Contract. We have included certain of the funds at least in part because they are managed or subadvised by our affiliates.

We do not recommend or endorse any particular fund, and we do not provide investment advice.

Fund of Funds

Certain funds are designated as “fund of funds.” Funds offered in a fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

Possible Conflicts of Interest

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the funds conflict, we, the Boards of Trustees or Directors of the funds, and any other insurance companies participating in the funds will monitor events to identify and resolve any material conflicts that may arise.

Restricted Funds

We may, with 30 days’ notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing Contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations:  (1) no more than $999,999,999; and (2) no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or proportionally from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will allocate, proportionally, the portion of any premium payment that exceeds the limits with a Restricted Fund to your other investment option choices not designated as Restricted Funds, or to a specially designated subaccount if there are none (currently, the Voya Government Liquid Assets Portfolio), unless you instruct us otherwise.

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We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. If the total amount of your requested transfer exceeds the applicable limits, we will inform your financial representative or you that we will not process any part of the transfer and that new instructions will be required. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see “WITHDRAWALS” and “TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)” in this prospectus for more information on the effect of Restricted Funds.

Covered Funds, Special Funds and Excluded Funds

For purposes of determining death benefits and benefits under the living benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

•      Covered Funds;

•      Special Funds; and

•      Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days’ notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. For more information about these categories of funds with a death benefit, please see “DEATH BENEFIT CHOICES – Death Benefit During the Accumulation Phase” and APPENDIX E for examples. These categories of funds also apply to the Minimum Guaranteed Income Benefit rider. Please see “LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)” for more information.

Charges and Fees

We deduct the contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a contract charge will not always correspond to the actual costs associated with the charge. We expect to profit from the charges, including the mortality and expense risk charge and rider and benefit charges, and we may use such profits to finance the distribution of the Contract.

Charge Deduction Subaccount

You may elect to have all charges, except daily charges, against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Voya Government Liquid Assets Portfolio subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending notice to Customer Service in a form satisfactory to us.

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Charges Deducted from the Contract Value

We deduct the following charges from your contract value:

No Surrender Charge. This Contract does not deduct a surrender charge on withdrawals.

Premium Taxes. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value or in the case of a living benefit rider, the benefit base (e.g., MGIB Charge Base or Voya LifePay Plus Base), if exercised, on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract or on the annuity start date.

Administrative Charge. We deduct an annual administrative charge on each contract anniversary. If you surrender your Contract prior to a contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $40 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more, or under other conditions established by VIAC. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying investment portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Overnight Charge. You may choose to have a $20 overnight charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of the Contract.

Standard Death Benefit	Annual Ratchet Enhanced Death Benefit	Max 7 Enhanced Death Benefit
Annual Charge 1.65%	Annual Charge 1.95%	Annual Charge 2.20%

Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit for the same charge. For Contracts with the Quarterly Ratchet Enhanced Death Benefit purchased before April 28, 2008, the Mortality and Expense Risk Charge is 1.90%.

Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge on each business day at the rate of 0.0004% of average daily assets based on the assets you have in each subaccount.

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Optional Rider Charges

Some features and benefits of the Contract are available by rider for an additional charge. Availability is subject to state approval and sometimes broker/dealer approval. Once elected, a rider cannot be canceled independently of the Contract. Below is information about the charge for a rider. Rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent. Riders are subject to conditions and limitations. For more information about how the Earnings Multiplier Benefit rider works, including the conditions and limitations, please see “DEATH BENEFIT CHOICES – Death Benefit During the Accumulation Phase – Earnings Multiplier Benefit Rider.” For more information about how each living benefit rider works, including the defined terms used in connection with the riders, as well as the conditions and limitations, please see “LIVING BENEFIT RIDERS.”

Earnings Multiplier Benefit Rider Charge. Subject to state availability, you may purchase the earnings multiplier benefit rider for a nonqualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a proportional reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a proportional portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.08% (0.30% annually). For a description of the rider, see “DEATH BENEFIT CHOICES – Death Benefit During the Accumulation Phase - Earnings Multiplier Benefit Rider.”

Minimum Guaranteed Income Benefit (“MGIB”) Rider Charge. The charge for the MGIB rider, a living benefit, is deducted quarterly, and is a percentage of the MGIB Charge Base:

Maximum Annual Charge	Current Annual Charge
1.50%	0.75%

We deduct the quarterly charge in arrears from the subaccounts in which you are invested based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. The charge is deducted even if you decide never to exercise your right to annuitize under this rider. For more information about how this rider works, including how the MGIB Charge Base is determined, please see “LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”).”

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C.

We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider Charge. The charge for the Voya LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.50%	1.00%

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This quarterly charge is a percentage of the Voya LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date. The charge will be assessed proportionately when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the Voya LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five contract years. For more information about how this rider works, please see “LIVING BENEFIT RIDERS – Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider.”

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C.

Important Note:

The above information pertains to the form of the Voya LifePay Plus rider which was available for sale from May 1, 2009, until March 15, 2010, in states where approved. If you purchased a prior version of the Voya LifePay Plus rider, please see APPENDIX I for more information.

Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay Plus”) Rider Charge. The charge for the Voya Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.70%	1.20%

This quarterly charge is a percentage of the Voya LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date. The charge will be assessed proportionately when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the Voya Joint LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five contract years. For more information about how this rider works, please see “LIVING BENEFIT RIDERS – Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit Rider.”

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C.

Important Note:

The above information pertains to the form of the Voya Joint LifePay Plus rider which was available for sale from May 1, 2009, until March 15, 2010, in states where approved. If you purchased a prior version of the Voya Joint LifePay Plus rider, please see APPENDIX I for more information.

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Fund Expenses

As shown in the fund prospectuses and described in the “FEES AND EXPENSES – Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus. You should evaluate the expenses associated with the funds available through this Contract before making a decision to invest.

The Company may receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the Contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to make a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the funds or the funds’ affiliates. This revenue may include:

•      A share of the management fee;

•      Service fees;

•      For certain share classes, 12b-1 fees; and

•      Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•      Communicating with customers about their fund holdings;

•      Maintaining customer financial records;

•      Processing changes in customer accounts and trade orders (e.g., purchase and redemption requests);

•      Recordkeeping for customers, including subaccounting services;

•      Answering customer inquiries about account status and purchase and redemption procedures;

•      Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•      Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and

•      Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the Contract. This revenue is one of several factors we consider when determining contract fees and expenses and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

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Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be based either on an annual percentage of average net assets held in the fund by the Company or a share of the fund’s management fee.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the Contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated fund families currently offered through the Contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2015 in connection with the registered variable annuity insurance contracts issued by the Company, that ranking would be as follows:

•      BlackRock V.I. Funds;

•      Columbia Funds Variable Insurance Trust; and

•      ProFunds VP.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2015, the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel and opportunities to host due diligence meetings for representatives and wholesalers.

Please note that certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “OTHER CONTRACT PROVISIONS – Selling the Contract.”

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The Annuity Contract

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available investment portfolios of the funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See APPENDIX C for more information on the Fixed Account. If you have any questions concerning this Contract, contact your registered representative or call Customer Service at (800) 366-0066.

Contract Date and Contract Year

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, the Standard Death Benefit will apply.

The death benefit becomes payable when you die. If the owner is a non-natural owner, the death benefit is payable upon the death of the annuitant. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner” below.

Joint Owner

For nonqualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The Earnings Multiplier Benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See “Change of Contract Owner or Beneficiary” below. Adding a joint owner to the Contract post issue with either the Annual Ratchet Enhanced Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or Max 7 Enhanced Death Benefit will cause that death benefit to end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the Earnings Multiplier Benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore either the Annual Ratchet Enhanced Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or Max 7 Enhanced Death Benefit, or the earnings multiplier benefit. Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

Annuity Start Date

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases:  (1) the accumulation phase; and (2) the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

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Annuitant

The annuitant is the person designated by you to be the measuring life in determining annuity payments. On and after May 1, 2009, a joint annuitant may also be designated. You are the annuitant unless you name another annuitant in the application. The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. In the case of a non-natural owner and joint annuitants, the oldest annuitant’s age is used. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect except as described below.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. In the event of joint owners, the youngest will be the contingent annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant’s estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax and/or legal adviser for more information if the contract owner is not an individual.

Beneficiary

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. The beneficiary may become the successor contract owner if the contract owner, who is a spouse, dies before the income phase (annuity) start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

Please note that only the Standard Death Benefit is available on a Contract with joint annuitants.

Change of Contract Owner or Beneficiary

During the annuitant’s lifetime, you may transfer ownership of a nonqualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges (the annuitant’s age for non-natural owners). The new owner’s death will determine when a death benefit is payable (the annuitant’s death for non-natural owners).

Before Ownership Change	Maximum New Owner Issue Age	After Ownership Change
Standard Death Benefit	85	Standard Death Benefit
Annual Ratchet Enhanced Death Benefit	75	Annual Ratchet Enhanced Death Benefit
Annual Ratchet Enhanced Death Benefit	76	Standard Death Benefit
Max 7 Enhanced Death Benefit	69	Max 7 Enhanced Death Benefit
Max 7 Enhanced Death Benefit	70	Standard Death Benefit

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For Contracts issued before May 1, 2009, the maximum new owner issue age was 75 for continuation of both the Annual Ratchet Enhanced Death Benefit and Max 7 Enhanced Death Benefit. Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit. For Contracts issued before April 28, 2008, the maximum new owner issue age was 79 for continuation of both the Quarterly Ratchet Enhanced Death Benefit and Max 7 Enhanced Death Benefit. Otherwise, the death benefit after the ownership change will be the Standard Death Benefit, so long as the new owner is no older than age 85.

In the event the new owner is age 86 or older, or the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit after the ownership change will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore either the Annual Ratchet Enhanced Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or Max 7 Enhanced Death Benefit.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

An ownership change may cause a living benefit rider to terminate. Such depends on the rider and whether spousal continuation is allowed. For more information about an ownership change with the MGIB rider, please see “LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit (the “MGIB rider”) Rider.” For more information with the Voya LifePay Plus rider, please see “THE LIVING BENEFIT RIDERS – Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider.” And for more information with the Voya Joint LifePay Plus rider, please see “LIVING BENEFIT RIDERS – Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay Plus”) Rider.”

A change of owner likely has tax consequences. See “FEDERAL TAX CONSIDERATIONS” in this prospectus.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Internal Revenue Code of 1986 (the “Tax Code”). You may also restrict a beneficiary’s right to elect an income phase (annuity) payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to Customer Service. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

We no longer offer the Contract for sale to new purchasers.

We will issue a Contract with the Standard Death Benefit SO LONG AS both the annuitant and the contract owner are age 85 or younger at the time of application. Availability of an Enhanced Death Benefit option plus a living benefit rider is subject to the following limitations.

Maximum Issue Age	Option	Additional Requirement
79	Annual Ratchet Enhanced Death Benefit	Voya LifePay Plus rider or Voya Joint LifePay Plus rider is also purchased.
75	Annual Ratchet Enhanced Death Benefit	All living benefit riders are available.
69	Max 7 Enhanced Death Benefit	No living benefit rider is available.

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The maximum issue age applies to both the annuitant and contract owner at the time of application. The Max 7 Enhanced Death Benefit is not available for purchase with any living benefit rider. Also, the maximum issue age for a Contract with the Standard Death Benefit is limited to age 75 to purchase the MGIB rider.

Before May 1, 2009, the maximum issue age was age 80 for a Contract with the Standard Death Benefit. Also, you could purchase a Contract with the Max 7 Enhanced Death Benefit SO LONG AS both the annuitant and the contract owner were age 79 or younger at the time of application AND you purchase the Voya LifePay Plus rider or Voya Joint LifePay Plus rider (or the version of the lifetime guaranteed withdrawal benefit rider available to you). Otherwise, the maximum issue age was 75 for a Contract with either the Annual Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit. Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit. Before April 28, 2008, the maximum issue age was 79 for a Contract with either the Quarterly Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit.

The initial premium payment must be $10,000 or more. You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period and up to the contract anniversary after your 85th birthday. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,500,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract:  (1) if you are looking for a short-term investment; (2) if you cannot risk getting back less money than you put in; or (3) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “CHARGES AND FEES” in this prospectus. If you are considering an Enhanced Death Benefit Option and/or the Earnings Multiplier Benefit rider and your Contract will be an IRA, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits” in this prospectus. If this Contract was issued as an IRA, no contributions may be made for the taxable year in which you attain age 70½.

Crediting of Premium Payments

We will process your initial premium within two business days after receipt and allocate the payment according to the instructions you specify at the accumulation unit value next determined, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within one business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to five business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within five days, we will consider the application incomplete. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within two business days.

Access – 28769                                                                                 20

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

•      If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within five days of the premium payment. If we do not receive the application or form within five days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid; or

•      If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until Customer Service receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) proportionally according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in these calculations. If a subaccount is no longer available (including due to a fund purchase restriction) or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Voya Government Liquid Assets Portfolio subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment and not issuing the Contract.

Access – 28769                                                                                 21

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service in writing or by calling (800) 366-0066.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from “cyber-attacks,” “hacking” or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided. You are responsible for keeping information about your Contract and appropriate identifying information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instruction, you will bear the loss.

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Contract Value

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (1) the contract value in the Fixed Interest Allocations; and (2) the contract value in each subaccount in which you are invested.

Contract Value in Fixed Interest Allocations. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such transfer or withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period. In such a case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Voya Government Liquid Assets Portfolio).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1)  We take the contract value in the subaccount at the end of the preceding business day;

2)  We multiply 1) by the subaccount’s Net Rate of Return since the preceding business day;

3)  We add 1) and 2);

4)  We add to 3) any additional premium payments, and then add or subtract any transfers to or from that subaccount; and

5)  We subtract from 4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See APPENDIX C for a description of the calculation of the surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows:  (1) we start with your contract value; (2) adjust for any Market Value Adjustment; and (3) deduct any charge for premium taxes, any redemption fees, the annual contract administrative fee (unless waived), any optional benefit rider charge and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at Customer Service. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within seven days.

Consult your tax and/or legal adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “FEDERAL TAX CONSIDERATIONS” for more details.

Addition, Deletion or Substitution of Subaccounts and Other Changes

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract, compliance with regulatory requirements, and subject to SEC approval.

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We do not guarantee that each investment portfolio will always be available for investment through the Contract. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. If the most recent allocation instructions we have on file do not include any available subaccounts, the amount to be allocated will be returned unless you provide us with alternative allocation instructions. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

Subject to SEC approval, we reserve the right to:  (1) deregister Separate Account B under the 1940 Act; (2) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (3) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (4) restrict or eliminate any voting rights as to Separate Account B; (5) combine Separate Account B with other accounts; and (6) transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Contract belongs.

We will provide you with written notice before we make any of these changes.

We do not recommend or endorse any particular fund, and we do not provide investment advice.

Fixed Interest Allocation (The Fixed Account or Fixed Interest Division)

The Fixed Account is a segregated asset account which contains the assets that support a contract owner’s Fixed Interest Allocations. See APPENDIX C and the Fixed Account I prospectus for more information. In the event the Fixed Account is not available in your state, then the Fixed Interest Allocation is the Fixed Interest Division. Accordingly, see APPENDIX D, instead for more information. To obtain a copy of the Fixed Account I prospectus, write to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (www.sec.gov). The Offering Brochure for the Fixed Interest Division is also available by contacting Customer Service.

State Variations

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. Material variations are described in APPENDIX L. Also see your Contract, and endorsements and riders for the details.

Other Contracts

We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. You should be aware that there are alternative options available and if you are interested in learning more about these other products, contact Customer Service or your registered representative. Also, broker/dealers selling the Contract may limit its availability or the availability of an optional feature (for example, by imposing restrictions on eligibility), or decline to make an optional feature available. Please talk to your registered representative for further details.

living benefit riders

Some features and benefits of the Contract, if available, are available by rider for an additional charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see “CHARGES AND FEES – Optional Rider Charges” for information on rider charges.

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The optional riders may not be available for all investors. Please check your application for the Contract to be sure. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the Contract. You should consult a qualified financial adviser in evaluating the riders. Customer Service may be able to answer your questions. The telephone number is (800) 366-0066.

The Contract has three living benefit riders offering protection against the investment risks with your Contract:

•    The Minimum Guaranteed Income Benefit rider, which you may wish to purchase if you are concerned about having a minimum amount of income in annuitizing your Contract;

•    The Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which you may wish to purchase if you are concerned that you may outlive your income; and

•    The Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which you may wish to purchase if you are married and concerned that you and your spouse may outlive your income.

These living benefit riders are described further below. You may only add one living benefit rider to your Contract. We do, however, reserve the right to allow the purchase of more than one living benefit rider in the future. You should not purchase the Voya LifePay Plus rider with multiple owners, unless the owners are spouses. More information about earlier versions of the guaranteed withdrawal benefit riders (including lifetime versions) is in the appendices.

Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)

The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date (as defined below), regardless of fluctuating market conditions. The minimum guaranteed amount of annuity income will depend on the amount of premiums you pay during the first five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds (as defined below) or Excluded Funds (as defined below), the MGIB Rate (as defined below), the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the MGIB rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the benefit under the MGIB rider.

Purchase. The MGIB rider is no longer available for purchase, including purchase by owners of existing Contracts.

Rider Date. The rider date is the date the optional benefit rider becomes effective. The rider date is also the contract date if you purchased the rider when the Contract was issued.

No Cancellation. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The MGIB rider is a “living benefit,” which means the guaranteed benefit offered by the MGIB rider is intended to be available to you while you are living and while your Contract is in the accumulation phase. The MGIB rider automatically terminates if:

•      You annuitize, surrender or otherwise terminate your Contract during the accumulation phase;

•      You die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if the contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract;

•      The contract value is insufficient to pay the charge for the MGIB rider; or

•      There is a change in contract ownership (other than a spousal beneficiary continuation upon your death).

Rider Charge. The current charge we deduct under the MGIB Rider is 0.75% annually of the MGIB Charge Base. The MGIB Charge Base is the greater of 1) and 2) below, where:

1)  Is the lesser of the Maximum MGIB Rollup Base and the sum of (a), (b) and (c) where:

(a) is the MGIB Rollup Base for Covered Funds;

(b) is the MGIB Rollup Base for Special Funds (as defined below); and

(c) is the MGIB Rollup Base for Excluded Funds; and

2)    Is the sum of (a) and (b) where:

(a) is the MGIB Ratchet Base for Covered Funds and Special Funds; and

(b) is the MGIB Ratchet Base for Excluded Funds.

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For definitions of the Maximum MGIB Rollup Base, the MGIB Rollup Base for Covered Funds, the MGIB Rollup Base for Special Funds, the MGIB Rollup Base for Excluded Funds, the MGIB Ratchet Base for Covered Funds and Special Funds and the MGIB Ratchet Base for Excluded Funds, see the “Calculation of the MGIB Rollup Bases” and “Calculation of the MGIB Ratchet Bases” below.

Fund Categories. The MGIB Benefit Base (as defined below) is tracked separately for Covered Funds, Special Funds and Excluded Funds. The following investment options are currently designated as Special Funds for purposes of calculating the MGIB Benefit Base:

•    Voya Government Liquid Assets Portfolio; and

•    Fixed Interest Allocation.

Please note that the ProFunds VP Rising Rates Opportunity and Voya Limited Maturity Bond portfolios are also Special Funds, but closed to new allocations, effective April 30, 2007, and March 12, 2004, respectively.

No investment options are currently designated as Excluded Funds. Covered Funds are any investment options not designated as Special Funds or Excluded Funds. These fund categories apply to all calculations under the MGIB rider. Please see “THE FUNDS – Covered Funds, Special Funds and Excluded Funds.”

For Contracts with the MGIB rider purchased before August 21, 2006 (subject to availability), the Voya Intermediate Bond Portfolio is designated as a Special Fund. As of July 11, 2014, the Voya Intermediate Bond Portfolio has been re-designated as a Covered Fund for all current and future investments.

Fixed Allocation Funds Automatic Rebalancing. In order to mitigate the insurance risk inherent in our guarantee to provide you a guaranteed minimum amount of annuity income if you annuitize on the MGIB date, (subject to the terms and restrictions of the MGIB rider), we require that your contract value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that a proportion of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the Contract, as described below.

For Contracts with the MGIB rider purchased on and after August 21, 2006 (subject to availability), there is an allocation requirement. If the contract value in the Fixed Allocation Funds (as defined below) is less than a percentage of the total contract value allocated to the Fixed Allocation Funds and Other Funds (as defined below) on any MGIB Rebalancing Date (as defined below), we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that the appropriate percentage of this amount is allocated to the Fixed Allocation Funds. This is called Fixed Allocation Funds Automatic Rebalancing and the percentage is stated in your Contract. Currently, the minimum Fixed Allocation Fund percentage is zero. Accepted Funds are excluded from this rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date.

The MGIB Rebalancing Dates occur on each contract anniversary and after the following transactions:

•      Receipt of additional premiums;

•      Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•      Withdrawals from the Fixed Allocation Funds or Other Funds.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to contract value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your contract value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

If the MGIB rider is not continued under the spousal continuation right, when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the Contract any allocation of contract value to the Fixed Allocation Funds will be considered a Covered Fund while the rider is in effect.

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All investment portfolios available under the Contract that are not Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment portfolio restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. By electing to purchase the MGIB rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the MGIB rider if you do not wish to have your contract value reallocated in this manner.

MGIB Benefit Base. The MGIB Benefit Base (as defined below) is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Rollup Base (as defined below). On the MGIB Date, your MGIB Benefit Base is the greater of 1) and 2), where:

1)  Is the lesser of the Maximum MGIB Rollup Base (as defined below) and the sum of (a), (b), and (c) where:

(a) is the MGIB Rollup Base for Covered Funds;

(b) is the MGIB Rollup Base for Special Funds; and

(c) is the contract value allocated to Excluded Funds; and

2)  Is the sum of (a) and (b) where:

(a) is the MGIB Ratchet Base for Covered Funds and Special Funds (as defined below); and

(b) is the contract value allocated to Excluded Funds.

The MGIB Benefit Base calculation differs from the MGIB Charge Base calculation because it uses the contract value allocated to Excluded Funds rather than the MGIB Ratchet Base and MGIB Rollup Base allocated to Excluded Funds. This means that the amount on which you pay charges for the MGIB rider may be higher than the amount used to calculate your benefit under the MGIB rider.

Calculation of MGIB Rollup Bases. The Maximum MGIB Rollup Base is 250% of eligible premiums adjusted proportionally for withdrawals, subject to availability (300% otherwise and for Contracts with the MGIB rider purchased before August 21, 2006). This means that the Maximum MGIB Rollup Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The Maximum MGIB Rollup Base is not allocated by fund category.

The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Rollup Base, and at 0% thereafter.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Rollup Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Rollup Base used to determine benefits.

Eligible premiums are those premiums added more than five years before the earliest MGIB Date. This means that, generally, premiums must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are excluded from the MGIB Rollup Bases.

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The MGIB Rate is currently 6% (7% if this rider was purchased before May 1, 2009). The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

Withdrawals reduce each MGIB Rollup Base proportionally. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e., Covered Funds, Special Funds or Excluded Funds) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal (including Market Value Adjustment). This means that the MGIB Rollup Base for Covered Funds, the MGIB Rollup Base for Special Funds or the MGIB Rollup Base for Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds, Special Funds or Excluded Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal (including Market Value Adjustment), the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

When you make transfers between Covered Funds, Special Funds and Excluded Funds, net transfers from a fund category will reduce the applicable MGIB Rollup Base for that fund category proportionally. This means a reduction by the same percentage as the transfer bears to the contract value in the fund category. For example, if the contract value in Covered Funds is $1000 and the transfer from Covered Funds to Excluded Funds is $250, then the contract value in Covered Funds is reduced by 25%. In a case where the MGIB Rollup Base for Covered Funds is $1200, the MGIB Rollup Base for Covered Funds is also reduced by 25%, or $300, rather than by the amount of the transfer, or $250. In addition, the MGIB Rollup Base for Excluded Funds is increased by the reduction in the MGIB Rollup Base for Covered Funds, or $300.

In a case where the MGIB Rollup Base for Covered Funds is greater than the contract value in Covered Funds, a transfer from Covered Funds will result in the MGIB Rollup Base for Covered Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer. A higher reduction to the MGIB Rollup Base for Covered Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider. This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

Net transfers from Excluded Funds will also reduce the MGIB Rollup Base for Excluded Funds proportionally. But the resulting increase in the MGIB Rollup Base for Covered Funds or Special Funds, as applicable, will equal the lesser of the contract value transferred and the reduction in the MGIB Rollup Base for Excluded Funds. What this means, if in the previous example the transfer was from Excluded Funds to Covered Funds, is there would be no change in the value of your MGIB Benefit Base because of the transfer – the amount of the transfer between the fund categories is the same, $250, because the MGIB Benefit Base calculation is based on the contract value allocated to Excluded Funds, versus the calculation basis for Excluded Funds with the MGIB Charge Base. The MGIB Charge Base calculation is instead based on the MGIB Rollup Base for Excluded Funds. As a result, this same transfer, having no change in the value of your MGIB Benefit Base, would result in the MGIB Charge Base being reduced. The net effect of this transfer:  You pay less for the same minimum guaranteed amount of annuity income upon annuitization of the MGIB rider.

Calculation of MGIB Ratchet Bases. The MGIB Ratchet Base for Covered Funds and Special Funds equals:

1)   On the rider date, eligible premiums or the contract value (if the rider is added after the contract date) allocated to Covered Funds and Special Funds;

2)  On each contract anniversary prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of:

(a)  the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

(b) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior contract anniversary, adjusted for any new eligible premiums, withdrawals attributable to Covered Funds and Special Funds, and transfers.

For Contracts with the MGIB rider purchased before January 12, 2009, the MGIB Ratchet Base for Covered Funds and Special Funds is recalculated on each “quarterly anniversary date” prior to attainment of age 90. A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of the month.

Whenever the date falls on a weekend or holiday, we will use the value as of the subsequent business day.

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3)  At other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the corresponding MGIB Ratchet Base from the prior contract anniversary (the prior quarterly anniversary date for Contracts with the MGIB rider purchased before January 12, 2009), adjusted for subsequent eligible premiums, withdrawals attributable to Covered Funds and Special Funds, and transfers.

The MGIB Ratchet Base for Excluded Funds has a corresponding definition with respect to amounts allocated to Excluded Funds. The MGIB Ratchet Base for Excluded Funds is used only for transfer adjustments and MGIB rider charges. It is not included in the MGIB Ratchet Benefit Base used to determine benefits.

Eligible premiums are those premiums added more than five years before the earliest MGIB Date. This means that, generally, premiums must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are not added to the MGIB Ratchet Bases, but would be added to your contract value.

Withdrawals reduce each MGIB Ratchet Base proportionally. The percentage reduction in the MGIB Ratchet Base for each fund category (i.e., Covered Funds and Special Funds or Excluded Funds) equals the percentage reduction in contract value in that fund category resulting from the withdrawal (including Market Value Adjustment). This means that the MGIB Ratchet Base for Covered Funds and Special Funds or the MGIB Ratchet Base for Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal (including Market Value Adjustment) reduces the contract value allocated to Covered Funds and Special Funds or Excluded Funds. For example, if the contract value in Covered Funds and Special Funds is reduced by 25% as the result of a withdrawal (including Market Value Adjustment), the MGIB Ratchet Base for Covered Funds and Special Funds is also reduced by 25% (rather than by the amount of the withdrawal).

When you make transfers between Covered Funds or Special Funds and Excluded Funds, net transfers will reduce the MGIB Ratchet Base for Covered Funds and Special Funds proportionally. This means a reduction by the same percentage as the transfer bears to the contract value in Covered Funds and Special Funds. For example, if the contract value in Covered Funds and Special Funds is $1000 and a transfer from Covered Funds or Special Funds to Excluded Funds is $250, then the contract value in Covered Funds and Special Funds is reduced by 25%. In a case where the MGIB Ratchet Base for Covered Funds and Special Funds is $1200, the MGIB Ratchet Base for Covered Funds and Special Funds is also reduced by 25%, or $300, rather than by the amount of the transfer, or $250. In addition, the MGIB Rollup Base for Excluded Funds is increased by the reduction in the MGIB Ratchet Base for Covered Funds and Special Funds, or $300.

In a case where the MGIB Ratchet Base for Covered Funds and Special Funds is greater than the contract value in Covered Funds and Special Funds, a transfer from Covered Funds and Special Funds will result in the MGIB Ratchet Base for Covered Funds and Special Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer. A higher reduction to the MGIB Ratchet Base for Covered Funds and Special Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider. This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

Net transfers from Excluded Funds will also reduce the MGIB Ratchet Base for Excluded Funds proportionally. But the resulting increase in the MGIB Ratchet Base for Covered Funds and Special Funds will equal the lesser of the contract value transferred and the reduction in the MGIB Ratchet Base for Excluded Funds. What this means, if in the previous example the transfer was from Excluded Funds to Covered Funds, is there would be no change in the value of your MGIB Benefit Base because of the transfer – the amount of the transfer between the fund categories is the same, $250, because the MGIB Benefit Base calculation is based on the contract value allocated to Excluded Funds, versus the calculation basis for Excluded Funds with the MGIB Charge Base. The MGIB Charge Base calculation is instead based on the MGIB Ratchet Base for Excluded Funds. As a result, this same transfer, having no change in the value of your MGIB Benefit Base, would result in the MGIB Charge Base being reduced. The net effect of this transfer:  You pay less for the same minimum guaranteed amount of annuity income upon annuitization of the MGIB rider.

MGIB Date. Your MGIB Date is the next contract anniversary occurring after the date when you decide to exercise your right to annuitize under the MGIB rider, or any other special exercise date that we may make available upon prior written notice.

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MGIB Annuity Income. Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed income factors or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

•      Your annuity income based on your contract value on the MGIB Date adjusted for any Market Value Adjustment (see APPENDIX C) applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

•      Your annuity income based on your contract value on the MGIB Date adjusted for any Market Value Adjustment (see APPENDIX C) applied to the then-current income factors in effect for the annuity option you selected; or

•      The MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see APPENDIX C) that would otherwise apply at annuitization.

MGIB Income Factors. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed income factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the contract value in the future is unknown, so the income provided under a Contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the MGIB rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base is sufficiently in excess of the contract value to offset the additional conservatism reflected in the MGIB rider’s income factors compared to those in the Contract. The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the contract value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the MGIB rider. Please see “APPENDIX F – Examples of Minimum Guaranteed Income Benefit Calculation.”

MGIB Annuity Options. Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. The MGIB must be exercised in the 30-day period prior to any contract anniversary. At your request, the Company may, at its discretion, extend the latest contract annuity start date without extending the MGIB Date.

The following are the MGIB annuity options available under the MGIB Rider:

•      Income for Life (single life or joint life with 100% Survivor) and 10-20 year fixed period;

•      Income for 20-30 year fixed period; and

•      Any other annuity option offered by the Company in conjunction with the MGIB rider on the MGIB Date.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB annuity options available under the MGIB Rider. This option may only be exercised in the 30 day period prior to a contract anniversary The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The contract value will be reduced proportionally. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize remaining value under the Contract without regard to the MGIB rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and MGIB rider values. This means the contract and MGIB rider values will be adjusted proportionally. See “Calculation of MGIB Rollup Bases” and “Calculation of MGIB Ratchet Bases,” above.

Notification. On or before 30 days prior to each possible MGIB Date, we will provide you with a notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

Change of Owner and Annuitant. The MGIB rider will terminate upon a change of ownership unless the change is due to spousal continuation at the time of the owner’s death. Once you purchase the MGIB rider, the annuitant may not be changed except when an annuitant who is not a contract owner dies prior to annuitization. In such a case, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Benefit Base is unaffected and continues to accumulate.

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Death of Owner. The MGIB rider and the MGIB rider charges automatically terminate if you die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of the annuitant if the contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using Contract income factors that may be higher than the MGIB rider income factor.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider income factors are generally more conservative than the Contract income factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your contract value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider.

The Voya LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals reduce your contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Important Note:

We introduced the Voya LifePay Plus rider on August 20, 2007 and launched changes to it on April 28, 2008, and January 12, 2009, subject to state approval where applicable. The below information pertains to the form of the Voya LifePay Plus rider which was available for sale from May 1, 2009, through March 15, 2010, in states where approved. If this form of the Voya LifePay Plus rider was not approved for sale in your state when you purchased the rider, then please see APPENDIX I for the information about the form of the Voya LifePay Plus rider which was available to you.

Eligibility. The annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 85 (owner and annuitant must age qualify). The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the rider effective date. The Voya LifePay Plus rider is not available for purchase with the Max 7 Enhanced Death Benefit. The Voya LifePay Plus rider is subject to broker/dealer availability. Please note that the Voya LifePay Plus rider will not be issued until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

The Voya LifePay Plus rider is no longer available for purchase, including purchase by owners of existing Contracts. Previously, Contracts issued on and after November 1, 2004, were eligible for the Voya LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have had a living benefit rider. There is an election form for this purpose. Please contact Customer Service for more information.

Rider Effective Date. The rider effective date is the date that coverage under the Voya LifePay Plus rider begins. If you purchase the Voya LifePay Plus rider when the Contract is issued, the rider effective date is also the contract date. If the Voya LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

No Cancellation. Once you purchase the Voya LifePay Plus rider, you may not cancel it unless you:  (1) cancel the Contract during the Contract’s free look period; (2) surrender the Contract; (3) begin the income phase and start receiving annuity payments; or (4) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the Voya LifePay Plus rider.

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Termination. The Voya LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:  (1) terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract: or begin receiving income phase payments in lieu of payments under the Voya LifePay Plus rider; or (2) die during the accumulation phase (first owner to die if there are multiple contract owners, or death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract. The Voya LifePay Plus rider also terminates with a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the Voya LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the Voya LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the Voya LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The Voya LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the Voya LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is available for withdrawals at your discretion or systematic withdrawals pursuant to the terms of the Contract. Also, the Voya LifePay Plus rider offers the Income Optimizer. The guarantee continues when the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since contract value would be zero) until the annuitant’s death. The Voya LifePay Plus Base is eligible for Annual Ratchets and Step-ups, and subject to adjustment for any Excess Withdrawals. The Voya LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The Voya LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The Voya LifePay Plus rider allows for spousal continuation.

Voya LifePay Plus Base. The Voya LifePay Plus Base is first calculated when you purchase the Voya LifePay Plus rider:  (1) on the contract date – equal to the initial premium; or (2) after the contract date – equal to the contract value on the effective date of the rider.

The Voya LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums. We refer to the Voya LifePay Plus Base as the MGWB Base in the Voya LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the Voya LifePay Plus Base. These withdrawals will not incur a negative Market Value Adjustment associated with any Fixed Account Allocations.

Say, for example, the current contract value is $90,000 on a Contract with the Voya LifePay Plus rider in the Lifetime Withdrawal Phase. The Voya LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the contract value to $85,000, the Voya LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal is also a withdrawal after spousal continuation of the Contract but before the Voya LifePay Plus rider’s guarantees resume, which occurs on the next quarterly contract anniversary following spousal continuation. An Excess Withdrawal will cause a proportional reduction of the Voya LifePay Plus Base – in the same proportion as contract value is reduced by the portion of the withdrawal that is considered excess or by a Market Value Adjustment associated with any Fixed Account Allocations (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the Voya LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

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Annual Ratchet. The Voya LifePay Plus Base is recalculated on each contract anniversary to equal the greater of:  (1) the current Voya LifePay Plus Base; or (2) the current contract value. We call this recalculation the Annual Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the Voya LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the Voya LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the Voya LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

Step-up. The Voya LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of:  (1) the current Voya LifePay Plus Base; (2) the current contract value; and (3) the Voya LifePay Plus Base on the previous contract anniversary, increased by the Step-up.

The amount of the Step-up is the product of the Step-up Tracker on the previous contract anniversary times the Step-up percent, currently 6%. The Step-up Tracker is only used to calculate the amount of the Step-up. Initially, it equals the Voya LifePay Plus Base. Any premiums received during a contract year are added to the Step-up Tracker and eligible for a partial Step-up. Any withdrawals for payment of third-party investment advisory fees are subtracted from the Step-Up. Like the Voya LifePay Plus Base, the Step-up Tracker is eligible for Annual Ratchets and subject to a proportional adjustment for any Excess Withdrawals.

Please note that no partial Step-up is available in the first year after you purchase this rider post issue of the Contract. Your first opportunity for a Step-up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date. Say, for example, that with a Contract purchased on January 1, 2007, the contract owner decides to add the Voya LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the Voya LifePay Plus Base will not be eligible for a Step-up. Rather, the first opportunity for a Step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the annuitant is age 59½. On this date, the Voya LifePay Plus Base is recalculated to equal the greater of the current Voya LifePay Plus Base or the contract value on the previous business day. The Lifetime Withdrawal Phase will continue until the earliest of:

•      The date annuity payments begin (see “THE ANNUITY OPTIONS”);

•      Reduction of the contract value to zero by an Excess Withdrawal;

•      Reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

•      Surrender of the Contract; or

•      The death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

The Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the Voya LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the Annuitant’s age, multiplied by the Voya LifePay Plus Base.

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The Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65-75
6%	76-79
7%	80+

The Maximum Annual Withdrawal is thereafter recalculated whenever the Voya LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or a Step-up. Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the annuitant grows older.

In the event on the date the Lifetime Withdrawal Phase begins the contract value on the previous business day is greater than the Voya LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the Voya LifePay Plus Base will be set equal to that contract value. The greater the Voya LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the Voya LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time.

Income Optimizer. The Voya LifePay Plus rider offers the option to elect to receive the Maximum Annual Withdrawal in systematic installments over the annuitant’s life. We call this option the Income Optimizer. You may elect the Income Optimizer during the Lifetime Withdrawal Phase. This election is in lieu of the Contract’s other annuity options, and these payments will be subject to the same tax treatment as an annuity payment. Please see “FEDERAL TAX CONSIDERATIONS” for more information. The Income Optimizer is only available on nonqualified Contracts.

The frequency of payments under the Income Optimizer may be annual, quarterly or monthly. While you are receiving payments under the Income Optimizer, the Voya LifePay Plus Base remains eligible for Annual Ratchets. Your Contract may still have a contract value and death benefit. Spousal continuation of payments under the Income Optimizer is permitted. Any withdrawals in excess of the Maximum Annual Withdrawal are Excess Withdrawals that would cause a proportional reduction of the Voya LifePay Plus Base, as well as a reduction of the Maximum Annual Withdrawal.

Your election is subject to restrictions – you may not:  (1) revoke your election; (2) add on premiums; (3) exchange the Contract; (4) annuitize the Contract; or (5) change ownership (except as permitted under “Change of Owner or Annuitant” below). Once you choose the frequency of payments, you may not change it. Also, the specified percentage of your contract value required to be allocated to Fixed Allocation Funds is higher, and the investment options available for this purpose are limited. Please see “Investment Option Restrictions” below for the details. You may surrender your Contract at any time.

Payments under the Income Optimizer will continue until the Terminal Date, at which time you waive any remaining contract value and death benefit and the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. The Terminal Date is the contract anniversary following the annuitant’s 95th birthday. Alternatively, you may wish to extend the Terminal Date to the contract anniversary following the annuitant’s 115th birthday in order to liquidate your contract value that may remain before the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. Regardless, your payments of the Maximum Annual Withdrawal will continue during the Lifetime Automatic Periodic Benefit Status until the death of the annuitant. We will notify you in writing in advance of the Terminal Date to remind you of this alternative and how to extend the Terminal Date.

Lifetime Income Annuity Option. In the event the Contract’s annuity commencement date is reached while the Voya LifePay Plus rider is in the Lifetime Withdrawal Phase, you may elect a life only annuity option, in lieu of the Contract’s other annuity options. Payments under this option are based on the minimum annual payment factors for each $1,000 reflected in the rider data table and will never be less than the same frequency of payments of the Maximum Annual Withdrawal at that time. For more information about the Contract’s annuity options, see “THE ANNUITY OPTIONS.”

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Required Minimum Distributions. The Voya LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a proportional reduction of the Voya LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See APPENDIX G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a proportional reduction of the Voya LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See APPENDIX G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets or upon spousal continuation of the Voya LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status. The Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your contract value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your contract value to be reduced to zero will terminate the Voya LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status:  (1) the Contract will provide no further benefits (including death benefits) other than as provided under the Voya LifePay Plus rider; (2) no further premium payments will be accepted; and (3) any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

If when the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the contract anniversary on or after the annuitant is age 59½. During this time, the Voya LifePay Plus rider’s death benefit remains payable upon the annuitant’s death. Also, the Voya LifePay Plus Base remains eligible for Step-ups. Once the Voya LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the annuitant’s age, multiplied by the Voya LifePay Plus Base.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on the next business day following each contract anniversary.

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Investment Option Restrictions. While the Voya LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least the required specified percentage of such contract value in the Fixed Allocation Funds, which is 30%; 40% with the Income Optimizer.

See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The Voya LifePay Plus rider will not be issued until your contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. No rebalancing is necessary when contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to contract value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your contract value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All investment portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than the required specified percentage of the total contract value allocated among the Fixed Allocation Funds and Other Funds on any Voya LifePay Plus Rebalancing Date (30%; 40% with the Income Optimizer), we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that the required specified percentage of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The Voya LifePay Plus Rebalancing Dates occur on the rider effective date and each quarterly contract anniversary. Also, after the following transactions:

•      Receipt of additional premiums;

•      Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•      Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the Voya LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Voya LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Death of Owner or Annuitant. The Voya LifePay Plus rider terminates (with the rider’s charges assessed proportionately) on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner. Also, a Voya LifePay Plus rider that is in Lifetime Automatic Periodic Benefit Status terminates on the date of the annuitant’s death.

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Voya LifePay Plus Death Benefit Base. The Voya LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The Voya LifePay Plus Death Benefit Base is first calculated when you purchase the Voya LifePay Plus rider:  (1) on the contract date – equal to the initial premium; or (2) after the contract date – equal to the contract value on the rider effective date.

The Voya LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums and subject to any withdrawal adjustments. The Voya LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The Voya LifePay Plus Death Benefit Base is subject to a proportional reduction for an Excess Withdrawal. Please see “Voya LifePay Plus Base – Withdrawals and Excess Withdrawals” above for more information.

There is no additional charge for the death benefit associated with the Voya LifePay Plus rider. Please note that the Voya LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or Step-ups.

In the event the Voya LifePay Plus Death Benefit Base is greater than zero when the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the Voya LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the Voya LifePay Plus Death Benefit Base being reduced to zero or the annuitant’s death. Upon the annuitant’s death, any remaining Voya LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “DEATH BENEFIT CHOICES – Continuation After Death – Spouse”), the rider will also continue, provided the spouse becomes the annuitant and sole owner. At the time the Contract is continued, the Voya LifePay Plus Base is recalculated to equal the contract value, inclusive of the guaranteed death benefit – UNLESS the continuing spouse is a joint owner and the original annuitant, OR the Lifetime Withdrawal Phase has not yet begun. In this case, the Voya LifePay Plus Base is recalculated to equal the greater of:  (1) the contract value, inclusive of the guaranteed death benefit; and (2) the last calculated Voya LifePay Plus Base, subject to a proportional adjustment for any withdrawals before spousal continuation. Regardless, the Voya LifePay Plus rider’s guarantees resume on the next quarterly contract anniversary following spousal continuation. Any withdrawals after spousal continuation of the Contract but before the Voya LifePay Plus rider’s guarantees resume are Excess Withdrawals. The Voya LifePay Plus rider remains eligible for the Annual Ratchet upon recalculation of the Voya LifePay Plus Base.

The Maximum Annual Withdrawal is also recalculated at the same time as the Voya LifePay Plus Base; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the annuitant is age 59½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the new annuitant’s age, multiplied by the Voya LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the Voya LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the contract value on the previous business day is greater than the Voya LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the Voya LifePay Plus Base will be set equal to that contract value before the Maximum Annual Withdrawal is first calculated. The rider will be eligible for any Step-ups that may remain, and the Step-up Tracker will be recalculated at the same time as the Voya LifePay Plus Base. Also, upon spousal continuation, the Voya LifePay Plus Death Benefit Base equals the Voya LifePay Plus Death Benefit Base before the owner’s death, subject to any proportional adjustment for any withdrawals before spousal continuation of the rider.

In the event the Income Optimizer was elected, systematic installments of the Maximum Annual Withdrawal will continue, SO LONG AS the surviving spouse as annuitant is age 59½. The amount of these continuing payments may change since both the Voya LifePay Plus Base and the Maximum Annual Withdrawal are recalculated based on the new annuitant’s age. The rider under the Income Optimizer will remain subject to the higher required specified percentage for allocations to the Fixed Allocation Funds, even if upon spousal continuation the Lifetime Withdrawal Phase has not yet begun, and there is no Maximum Annual Withdrawal, because the annuitant is not yet age 59½.

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Contrary to the Voya Joint LifePay Plus rider, spousal continuation of the Voya LifePay Plus rider would likely NOT take effect at the same time as the Contract is continued. As noted above, the Voya LifePay Plus rider provides for spousal continuation only a quarterly contract anniversary (subject to the spouse becoming the annuitant and sole owner). So if you are concerned about the availability of benefits being interrupted with spousal continuation of the Voya LifePay Plus rider, you might instead want to purchase the Voya Joint LifePay Plus rider.

Change of Owner or Annuitant. The Voya LifePay Plus rider terminates (with the rider’s charge assessed proportionately) upon any ownership change or change of annuitant, except for:

•      Spousal continuation as described above;

Change of owner from one custodian to another custodian;

•      Change of owner from a custodian for the benefit of an individual to the same individual;

•      Change of owner from an individual to a custodian for the benefit of the same individual;

•      Collateral assignments;

•      Change in trust as owner where the individual owner and the grantor of the trust are the same individual;

•      Change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual;

•      Change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual;

•      Change of owner pursuant to a court order; and

•      Change of qualified plan ownership to that of the beneficial owner.

Surrender Charges. This Contract does not deduct any surrender charges on withdrawals.

Loans. No loans are permitted on Contracts with the Voya LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the Voya LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay Plus”) Rider

The Voya Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals reduce your contract value to zero. You may wish to purchase this rider if you are married and concerned that you and your spouse may outlive your income.

Important Note:

We introduced the Voya Joint LifePay Plus rider on August 20, 2007, and launched changes to it on April 28, 2008, and January 12, 2009, subject to state approval where applicable. The below information pertains to the form of the Voya Joint LifePay Plus rider which was available for sale from May 1, 2009, through March 15, 2010, in states where approved. If this form of the Voya Joint LifePay Plus rider was not approved for sale in your state when you purchased the rider, then please see APPENDIX I for the information about the form of the Voya Joint LifePay Plus rider which was available to you.

Eligibility. The Voya Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase (spouses) and eligible to elect spousal continuation (as defined by the Tax Code) of the Contract when the death benefit becomes payable, subject to the owner, annuitant and beneficiary requirements below. The maximum issue age is 85. Both spouses must meet the issue age requirement. The issue age is the age of each owner on the rider effective date. The Voya Joint LifePay Plus rider is not available for purchase with the Max 7 Enhanced Death Benefit. The Voya Joint LifePay Plus rider is subject to broker/dealer availability. Please note that the Voya Joint LifePay Plus rider will not be issued unless the required owner, annuitant and beneficiary designations are met, and until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

The Voya Joint LifePay Plus rider is no longer available for purchase, including purchase by owners of existing Contracts. Previously, Contracts issued on and after November 1, 2004 were eligible for the Voya Joint LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have had a living benefit rider. There is an election form for this purpose. Please contact Customer Service for more information.

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Owner, Annuitant and Beneficiary Designations. For nonqualified Contracts:  (1) joint owners must be spouses, and one of the owners the annuitant; and (2) for a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary. For qualified Contracts, there may only be one owner who must also be the annuitant, and then the owner’s spouse must also be the sole primary beneficiary. Non-natural, custodial owners are only allowed with IRAs. Owner and beneficiary designations for custodial IRAs must be the same as for any other qualified Contract. The annuitant must be the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and owner’s spouse. We do not maintain individual owner and beneficiary designations for custodial IRAs. We reserve the right to verify the date of birth and social security number of both spouses.

Rider Effective Date. The rider effective date is the date that coverage under the Voya Joint LifePay Plus rider begins. If you purchase the Voya Joint LifePay Plus rider when the Contract is issued, the rider effective date is also the contract date. If the Voya Joint LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

Active Spouse. An Active Spouse is the person (people) upon whose life and age the guarantees are calculated under the Voya Joint LifePay Plus rider. There must be two Active Spouses when you purchase the Voya Joint LifePay Plus rider, who are married to each other and either are joint owners, or for a Contract with only one owner, the spouse must be the sole primary beneficiary. You cannot add an Active Spouse after the rider effective date. In general, changes in ownership of the Contract, the annuitant and/or beneficiary would result in one spouse being deactivated (the spouse is thereafter inactive). An inactive spouse is not eligible to exercise any rights or receive any benefits under the Voya Joint LifePay Plus rider, including continuing the Voya Joint LifePay Plus rider upon spousal continuation of the Contract. Once an Active Spouse is deactivated, the spouse may not become an Active Spouse again. Specific situations that would result in a spouse being deactivated include:

•      For nonqualified Contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an Active Spouse;

•      For nonqualified Contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an Active Spouse or any change of beneficiary (including the addition of primary beneficiaries); or

•      The spouse’s death.

An owner may also request that a spouse be deactivated. Both owners must agree when there are joint owners. However, all charges for the Voya Joint LifePay Plus rider would continue to apply, even after a spouse is deactivated, regardless of the reason. So please be sure to understand the impact of any beneficiary or owner changes on the Voya Joint LifePay Plus rider before requesting any changes. Also, please note that a divorce terminates the ability of an ex-spouse to continue the Contract. See “Divorce” below for more information.

No Cancellation. Once you purchase the Voya Joint LifePay Plus rider, you may not cancel it unless you:  (1) cancel the Contract during the Contract’s free look period; (2) surrender the Contract; (3) begin the income phase and start receiving annuity payments; or (4) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the Voya Joint LifePay Plus rider.

Termination. The Voya Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:  (1) terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract or begin receiving income phase payments in lieu of payments under the Voya Joint LifePay Plus rider; or (2) die during the accumulation phase (first owner to die if there are multiple contract owners, or death of annuitant if the contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract (and your spouse is an Active Spouse). The Voya Joint LifePay Plus rider also terminates with a change in contract ownership (other than a spousal beneficiary continuation on your death by an Active Spouse). Other circumstances that may cause the Voya Joint LifePay Plus rider to terminate automatically are discussed below.

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Highlights. This paragraph introduces the terminology of the Voya Joint LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the Voya Joint LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The Voya Joint LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the Voya LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is available for withdrawals at your discretion or systematic withdrawals pursuant to the terms of the Contract. Also, the Voya Joint LifePay Plus rider offers the Income Optimizer. The guarantee continues when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since contract value would be zero) until the last Active Spouse’s death. The Voya LifePay Plus Base is eligible for Annual Ratchets and Step-ups, and subject to adjustment for any Excess Withdrawals. The Voya Joint LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The Voya Joint LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The Voya Joint LifePay Plus rider allows for spousal continuation.

Voya LifePay Plus Base. The Voya LifePay Plus Base is first calculated when you purchase the Voya Joint LifePay Plus rider:  (1) on the contract date – equal to the initial premium; or (2) after the contract date – equal to the contract value on the effective date of the rider.

The Voya LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums. We refer to the Voya LifePay Plus Base as the MGWB Base in the Voya Joint LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the Voya LifePay Plus Base. These withdrawals will not incur a negative Market Value Adjustment associated with any Fixed Account Allocations.

Say, for example, the current contract value is $90,000 on a Contract with the Voya Joint LifePay Plus rider in the Lifetime Withdrawal Phase. The Voya LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the contract value to $85,000, the Voya LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal will cause a proportional reduction of the Voya LifePay Plus Base – in the same proportion as contract value is reduced by the portion of the withdrawal that is considered excess or by a Market Value Adjustment associated with any Fixed Account Allocations (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the Voya Joint LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The Voya LifePay Plus Base is recalculated on each  contract anniversary – to equal the greater of:  (1) the current Voya LifePay Plus Base; or (2) the current contract value. We call this recalculation the Annual Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the Voya Joint LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the Voya Joint LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the Voya LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

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Step-up. The Voya LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of:  (1) the current Voya LifePay Plus Base; (2) the current contract value; and (3) the Voya LifePay Plus Base on the previous contract anniversary, increased by the Step-up.

The amount of the Step-up is the product of the Step-up Tracker on the previous contract anniversary times the Step-up percent, currently 6%. The Step-up Tracker is only used to calculate the amount of the Step-up. Initially, it equals the Voya LifePay Plus Base. Any premiums received during a contract year are added to the Step-up Tracker and eligible for a partial Step-up. Any withdrawals for payment of third-party investment advisory fees are subtracted from the Step-up. Like the Voya LifePay Plus Base, the Step-up Tracker is eligible for Annual Ratchets and subject to a proportional adjustment for any Excess Withdrawals.

Please note that no partial Step-up is available in the first year after you purchase this rider post issue of the Contract. Your first opportunity for a Step-up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date. Say, for example, that with a Contract purchased on January 1, 2007, the contract owner decides to add the Voya Joint LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the Voya LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the youngest Active Spouse is age 59½. On this date, the Voya LifePay Plus Base is recalculated to equal the greater of the current Voya LifePay Plus Base or the contract value on the previous business day. The Lifetime Withdrawal Phase will continue until the earliest of:

•      The date annuity payments begin (see “THE ANNUITY OPTIONS”);

•      Reduction of the contract value to zero by an Excess Withdrawal;

•      Reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

•      Surrender of the Contract;

•      The death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary is an Active Spouse who elects to continue the Contract; or

•      The last Active Spouse dies.

The Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the Voya Joint LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the younger Active Spouse’s age, multiplied by the Voya LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65-75
6%	76-79
7%	80+

The Maximum Annual Withdrawal is thereafter recalculated whenever the Voya LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or a Step-up. Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the younger Active Spouse grows older.

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In the event on the date the Lifetime Withdrawal Phase begins the contract value on the previous business day is greater than the Voya LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the Voya LifePay Plus Base will be set equal to that contract value. The greater the Voya LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the Voya Joint LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time.

Income Optimizer. The Voya Joint LifePay Plus rider offers the option to elect to receive the Maximum Annual Withdrawal in systematic installments over the lives of both Active Spouses. We call this option the Income Optimizer. You may elect the Income Optimizer during the Lifetime Withdrawal Phase. This election is in lieu of the Contract’s other annuity options, and these payments will be subject to the same tax treatment as an annuity payment. The Income Optimizer is only available on nonqualified Contracts.

The frequency of payments under the Income Optimizer may be annual, quarterly or monthly. While you are receiving payments under the Income Optimizer, the Voya LifePay Plus Base remains eligible for Annual Ratchets. Your Contract may still have a contract value and death benefit. Spousal continuation of payments under the Income Optimizer is permitted. Any withdrawals in excess of the Maximum Annual Withdrawal are Excess Withdrawals that would cause a proportional reduction of the Voya LifePay Plus Base, as well as a reduction of the Maximum Annual Withdrawal.

Your election is subject to restrictions – you may not:  (1) revoke your election; (2) add on premiums; (3) exchange the Contract; (4) annuitize the Contract; or (5) change ownership (except as permitted under “Change of Owner or Annuitant” below). Once you choose the frequency of payments, you may not change it. Also, the specified percentage of your contract value required to be allocated to Fixed Allocation Funds is higher, and the investment options available for this purpose are limited. Please see “Investment Option Restrictions” below for the details. You may surrender your Contract at any time.

Payments under the Income Optimizer will continue until the Terminal Date, at which time you waive any remaining contract value and death benefit and the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. The Terminal Date is the contract anniversary following the youngest Active Spouse’s 95th birthday. Alternatively, you may wish to extend the Terminal Date to the contract anniversary following the youngest Active Spouse’s 115th birthday in order to liquidate your contract value that may remain before the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. Regardless, your payments of the Maximum Annual Withdrawal will continue during the Lifetime Automatic Periodic Benefit Status until the death of the last Active Spouse. We will notify you in writing in advance of the Terminal Date to remind you of this alternative and how to extend the Terminal Date.

Lifetime Income Annuity Option. In the event the Contract’s annuity commencement date is reached while the Voya Joint LifePay Plus rider is in the Lifetime Withdrawal Phase, you may elect a life only annuity option, in lieu of the Contract’s other annuity options. Payments under this option will be joint life if both Active Spouses are living, or for the life of the only Active Spouse, and are based on the minimum annual payment factors for each $1,000 reflected in the rider data table. Also, these payments will never be less than the same frequency of payments of the Maximum Annual Withdrawal at that time. For more information about the Contract’s annuity options, see “THE ANNUITY OPTIONS.”

Required Minimum Distributions. The Voya Joint LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a proportional reduction of the Voya LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See APPENDIX G, Illustration 3 for an example.

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Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a proportional reduction of the Voya LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See APPENDIX G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets or upon spousal continuation of the Voya Joint LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status. The Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your contract value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your contract value to be reduced to zero will terminate the Voya Joint LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status:  (1) the Contract will provide no further benefits (including death benefits) other than as provided under the Voya Joint LifePay Plus rider; (2) no further premium payments will be accepted; and (3) any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the last Active Spouse at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the last Active Spouse’s death.

If when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the contract anniversary on or after the youngest Active Spouse is age 59½. During this time, the Voya Joint LifePay Plus rider’s death benefit remains payable upon the last Active Spouse’s death. Also, the Voya LifePay Plus Base remains eligible for Step-ups. Once the Voya Joint LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the youngest Active Spouse’s age, multiplied by the Voya LifePay Plus Base. If an Active Spouse were to die while Lifetime Automatic Periodic Benefit Status is deferred, then when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, and the annual amount of the periodic payments, would be based on the remaining Active Spouse’s age.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on the next business day following each contract anniversary.

Investment Option Restrictions. While the Voya Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to investment portfolios other than Accepted Funds will be rebalanced so as to maintain at least the required specified percentage of such contract value in the Fixed Allocation Funds, which is 30%; 40% with the Income Optimizer. See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The Voya Joint LifePay Plus rider will not be issued until your contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

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Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. No rebalancing is necessary when contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to contract value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your contract value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All investment portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than the required specified percentage of the total contract value allocated among the Fixed Allocation Funds and Other Funds on any Voya Joint LifePay Plus Rebalancing Date (30%; 40% with the Income Optimizer), we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that the required specified percentage of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing.

Rebalancing. Any rebalancing is done proportionally from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The Voya Joint LifePay Plus Rebalancing Dates occur on the rider effective date and each quarterly contract anniversary. Also, after the following transactions:

•      Receipt of additional premiums;

•      Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•      Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.”  By electing to purchase the Voya Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Voya Joint LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the Voya Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during the Lifetime Withdrawal Phase, the Voya Joint LifePay Plus rider would continue until the owner’s death (first owner in the case of joint owners, or annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the Voya Joint LifePay Plus rider cannot be continued by the new spouse. As a result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal would be considered a withdrawal for purposes of the Voya LifePay Plus Base. See “Voya LifePay Plus Base - Withdrawals and Excess Withdrawals” above. In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change in the amount of your periodic payments. Payments will continue until both spouses are deceased.

Death of Owner or Annuitant. The Voya Joint LifePay Plus rider terminates (with the rider’s charges pro-rated) on the earlier of the date of death of the last Active Spouse, or when the surviving spouse decides not to continue the Contract.

Voya LifePay Plus Death Benefit Base. The Voya Joint LifePay Plus rider has a death benefit that is payable upon the first owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The Voya LifePay Plus Death Benefit Base is first calculated when you purchase the Voya Joint LifePay Plus rider:  (1) on the contract date – equal to the initial premium; or (2) after the contract date – equal to the contract value on the rider effective date.

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The Voya LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums and subject to any withdrawal adjustments. The Voya LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The Voya LifePay Plus Death Benefit Base is subject to a proportional reduction for an Excess Withdrawal. Please see “Voya LifePay Plus Base - Withdrawals and Excess Withdrawals” above for more information.

There is no additional charge for the death benefit associated with the Voya Joint LifePay Plus rider. Please note that the Voya LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or Step-ups.

In the event the Voya LifePay Plus Death Benefit Base is greater than zero when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the Voya LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the Voya LifePay Plus Death Benefit Base being reduced to zero or the last Active Spouse’s death. Upon the last Active Spouse’s death, any remaining Voya LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “DEATH BENEFIT CHOICES – Continuation After Death – Spouse”), the rider will also continue, SO LONG AS the surviving spouse in an Active Spouse. At that time, the Voya LifePay Plus Base is recalculated to equal the greater of:  (1) the contract value, inclusive of the guaranteed death benefit; and (2) the last calculated Voya LifePay Plus Base, subject to a proportional adjustment for any withdrawals before spousal continuation.

The Maximum Annual Withdrawal is also recalculated; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the last Active Spouse is age 59½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the last Active Spouse’s age, multiplied by the Voya LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the Voya Joint LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the contract value on the previous business day is greater than the Voya LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the Voya LifePay Plus Base will be set equal to that contract value before the Maximum Annual Withdrawal is first calculated. The rider will be eligible for any Step-ups that may remain, and the Step-up Tracker will be recalculated at the same time as the Voya LifePay Plus Base. Also, upon spousal continuation, the Voya LifePay Plus Death Benefit Base equals the Voya LifePay Plus Death Benefit Base before the owner’s death, subject to any proportional adjustment for any withdrawals before spousal continuation of the rider.

Change of Owner or Annuitant. The Voya Joint LifePay Plus rider terminates (with the rider’s charge assessed proportionately) upon any ownership change or change of annuitant, except for:

•      Spousal continuation as described above;

•      Change of owner from one custodian to another custodian;

•      Change of owner from a custodian for the benefit of an individual to the same individual (owner’s spouse must be named sole primary beneficiary to remain an Active Spouse);

•      Change of owner from an individual to a custodian for the benefit of the same individual;

•      Collateral assignments;

•      For nonqualified Contracts only, the addition of a joint owner, provided the added joint owner is the original owner’s spouse and is an Active Spouse when added as a joint owner;

•      For nonqualified Contracts only, the removal of a joint owner, provided the removed joint owner is an Active Spouse and becomes the sole primary beneficiary; and

•      Change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner, provided both spouses are Active Spouses at the time of the change.

Surrender Charges. This Contract does not deduct any surrender charges on withdrawals.

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Loans. No loans are permitted on Contracts with the Voya Joint LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the Voya Joint LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Withdrawals

Except under certain qualified Contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract.

You need to submit to us a request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal proportionally from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax and/or legal adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at Customer Service. The contract value may be more or less than the premium payments made.

If any limitation on allocations to the Restricted Funds has been exceeded, subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. So in this event, you would either need to take your withdrawal from the Restricted Funds or proportionally from all variable subaccounts.

Please be aware that the benefit we pay under certain optional benefit riders may be reduced by any withdrawals you take while the optional benefit rider is in effect. Withdrawals may be subject to taxation and tax penalties.

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See APPENDIX C for more information on the application of the Market Value Adjustment.

Systematic Withdrawals

You may choose to receive automatic systematic withdrawal payments:  (1) from the contract value in the subaccounts in which you are invested; or (2) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken proportionally from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non-proportional basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals proportionally from all subaccounts in which contract value is invested. There is no additional charge for this feature.

You decide the date on which you would like your systematic withdrawals to start. This date must be at least 30 days after the contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your systematic withdrawals will occur on the next business day after your contract Date (or the monthly or quarterly anniversary thereof) for your desired frequency.

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Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be:  (1) a fixed dollar amount; or (2) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the applicable maximum as shown below, which is calculated on each withdrawal date:

Frequency	Maximum Percentage of Contract Value
Monthly	1.25%
Quarterly	3.75%
Annually	15.00%

Your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be withdrawn based on that percentage would be less than $100, we will contact you and seek alternative instructions. Unless you instruct otherwise, if the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal or cancel this option at any time by sending satisfactory notice to Customer Service at least seven days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). Stretch payments will be subject to the same limitations as systematic withdrawals, and nonqualified stretch payments will be reported on the same basis as other systematic withdrawals.

Fixed Dollar Systematic Withdrawal Feature

You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any potential impact of Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 15% of your contract value as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Fixed dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to Market Value Adjustments when they exceed the applicable maximum percentage.

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IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You choose the frequency of your IRA withdrawals (monthly, quarterly or annually) and the start date. This date must be at least 30 days after the contract date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your IRA withdrawals will occur on the next business day after your contract date for your desired frequency.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100.

You may change the payment frequency of your IRA withdrawals or cancel this option at any time by sending satisfactory notice to Customer Service at least seven days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

Consult your tax and/or legal adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “FEDERAL TAX CONSIDERATIONS” for more details.

Transfers Among Your Investments (EXCESSIVE TRADING POLICY)

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds, may also affect your optional rider base. See “LIVING BENEFIT RIDERS.”

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The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify Customer Service and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at Customer Service. If we receive your transfer request after 4 p.m. Eastern Time or the close of regular trading of the NYSE, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers

The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•      Increased trading and transaction costs;

•      Forced and unplanned portfolio turnover;

•      Lost opportunity costs; and

•      Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•      We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products; and

•      Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the Contract.

Excessive Trading Policy. We and the other members of the Voya® family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•      Meets or exceeds our current definition of Excessive Trading, as defined below; or

•      Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

•      More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•      Six round-trips involving the same fund within a twelve month period.

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The following transactions are excluded when determining whether trading activity is excessive:

•      Purchases or sales of shares related to non-fund transfers (for example, new premium payments, withdrawals and loans);

•      Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;

•      Purchases and sales of fund shares in the amount of $5,000 or less;

•      Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•      Transactions initiated by us, another member of the Voya family of companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit  (“VRU”), telephone calls to Customer Service, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

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Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the Contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program through either the Voya Government Liquid Assets Portfolio or a Fixed Interest Allocation, subject to availability, starting 30 days after the contract date. These investment options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to the subaccounts you specify. There is no additional charge for dollar cost averaging. Dollar cost averaging is not available with automatic rebalancing and may be subject to limited availability with systematic withdrawals.

We also may offer dollar cost averaging Fixed Interest Allocations for durations of six months and one year, subject to availability, exclusively for use with the dollar cost averaging program.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Dollar cost averaging requires a minimum monthly transfer amount of $100. We will transfer all your money allocated to that source account into the subaccount(s) you specify in equal payments over the relevant duration. The last payment will include earnings accrued over the duration. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a dollar cost averaging Fixed Interest Allocation and there is money remaining in the dollar cost averaging Fixed Interest Allocation, we will transfer the remaining money to the Voya Government Liquid Assets Portfolio. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the dollar cost averaging Fixed Interest Allocation.

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If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis, subject to any fund purchase restrictions. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to Customer Service at least seven days before the next transfer date.

Transfers under the dollar cost averaging program must be in compliance with the investment restrictions for the living benefit riders. If you set up dollar cost averaging transfers that are not in compliance with such restrictions, the fixed allocation funds automatic rebalancing feature of those living benefit riders will automatically rebalance the amounts to bring them into compliance.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in “THE FUNDS – Restricted Funds.” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below:

•    Amount added to source account:  If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s);

•    Additional premium paid:  Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated proportionally to the Restricted Funds; and

•    Reallocation request is made while the dollar cost averaging program is active:  If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or fixed interest allocations as part of or withdraw any subaccount or Fixed Interest Allocation from the dollar cost averaging program, stop offering dollar cost averaging Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Automatic rebalancing is subject to any fund purchase restrictions; however, transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in “THE FUNDS – Restricted Funds.” If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to Fixed Account I. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken proportionally.

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To participate in automatic rebalancing, send satisfactory notice to Customer Service. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a proportional basis. Additional premium payments and partial withdrawals made proportionally will not cause the automatic rebalancing program to terminate.

The Company may change or discontinue the automatic rebalancing program at any time.

Death Benefit Choices

Death Benefit During the Accumulation Phase

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner, or the first of joint owners or the annuitant (when a contract owner is not an individual) dies before the annuity start date. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at Customer Service(“claim date”). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary’s lifetime. See “SYSTEMATIC WITHDRAWALS” above. A beneficiary’s right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Subject to the conditions and requirements of state law, unless you elect otherwise, the distribution will generally be made into an interest bearing account, backed by our general account. This account is not guaranteed by the FDIC and, as part of our general account, is subject to the claims of our creditors. Beneficiaries that receive death benefit distributions through this account may access the entire proceeds at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may be less than under other settlement options. We will generally pay death benefit proceeds within seven days after Customer Service has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions Upon Contract Owner’s Death.” At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax and/or legal adviser before choosing a settlement or payment option.

You may choose one of the following Death Benefits:  (1) the Standard Death Benefit; (2) the Annual Ratchet Enhanced Death Benefit; or (3) the Max 7 Enhanced Death Benefit. The Standard Death Benefit is available SO LONG AS both the annuitant and the contract owner are age 85 or younger at the time of application. Availability of an Enhanced Death Benefit option plus a living benefit rider is subject to the following limitations.

Maximum Issue Age	Option	Additional Requirement
79	Annual Ratchet Enhanced Death Benefit	Voya LifePay Plus rider or Voya Joint LifePay Plus rider is also purchased.
75	Annual Ratchet Enhanced Death Benefit	All living benefit riders are available.
69	Max 7 Enhanced Death Benefit	No living benefit rider is available.

The maximum issue age applies to both the annuitant and contract owner at the time of application. The Max 7 Enhanced Death Benefit is not available for purchase with any living benefit rider. Also, the maximum issue age for a Contract with the Standard Death Benefit is limited to age 75 to purchase the MGIB rider.

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Before May 1, 2009, the maximum issue age was 80 for a Contract with the Standard Death benefit. Also, you could purchase a Contract with the Max 7 Enhanced Death Benefit SO LONG AS both the contract owner and the annuitant (if the contract owner is not an individual) were age 79 or younger at the time of application AND you purchased the Voya LifePay Plus rider or Voya Joint LifePay Plus rider (or the version of the lifetime guaranteed withdrawal benefit rider available to you). Otherwise, the maximum issue age was 75 for a Contract with either the Annual Ratchet Enhanced Death Benefit or the Max 7 Enhanced Death Benefit. Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit. Before April 28, 2008, the maximum issue age was 79 for a Contract with either the Quarterly Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit. The Annual Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit are available only at the time you purchase your Contract. Neither the Annual Ratchet Enhanced Death Benefit nor Max 7 Enhanced Death Benefit is available when a Contract is owned by joint owners, or joint annuitants if the contract owners are not individuals. Not all death benefits are available in every state. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The Voya LifePay Plus and Voya Joint LifePay Plus riders may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

In all cases described below, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

Base Death Benefit. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

•      The contract value; and

•      The cash surrender value.

Standard Death Benefit. The Standard Death Benefit equals the greater of:

•      The Base Death Benefit; and

•      The Standard Minimum Guaranteed Death Benefit (“Standard MGDB”) for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Standard Death Benefit.

The Standard MGDB allocated to Covered Funds equals premium payments allocated to Covered Funds less proportional adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premium payments allocated to Excluded Funds less proportional adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB proportionally. The percentage reduction in the Standard MGDB for each Fund category (i.e., Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The proportional adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

•    Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a proportional basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

•    Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds proportionally. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

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Enhanced Death Benefit Options. The Contract has Enhanced Death Benefit options designed to protect the contract value from poor investment performance and the impact that poor investment performance could have on the Standard Death Benefit. The Enhanced Death Benefit options enable you to lock in positive investment performance. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. The criteria to lock are different. The Annual Ratchet Enhanced Death Benefit locks annually. The Max 7 Enhanced Death Benefit not only locks annually, but also has an additional element that locks annually at a specified interest rate, so your death benefit under the Max 7 Enhanced Death Benefit would be the greater of these two elements. Which Enhanced Death Benefit option is right for you ultimately depends on whether you want the lock to include a specified interest rate, besides the additional charge. The Enhanced Death Benefit options are explained further below.

Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit; the frequency of the ratchet component was quarterly for both Enhanced Death Benefit options:  the Quarterly Ratchet Enhanced Death Benefit and Max 7 Enhanced Death Benefit.

Allocation restrictions apply for purposes of determining death benefits. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit. We may, with 30 days’ notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing Contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

•      The Standard Death Benefit; and

•      The Annual Ratchet Minimum Guaranteed Death Benefit (“Annual Ratchet MGDB”) allocated to Covered Funds plus the contract value allocated to Excluded Funds.

Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet Enhanced Death Benefit was the Quarterly Ratchet Enhanced Death Benefit before January 12, 2009, so the Annual Ratchet MGDB was the Quarterly Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

•      The current contract value in Covered Funds (after deductions occurring as of that date); and

•      The Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

Before January 12, 2009, the Annual Ratchet MGDB allocated to Covered Funds was the Quarterly Ratchet MGDB allocated to Covered Funds. On the contract date, the Quarterly Ratchet MGDB in Covered Funds equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

•      The current contract value in Covered Funds (after deductions occurring as of that date); and

•      The Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

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Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

•      The current contract value in Excluded Funds (after deductions occurring as of that date); or

•      The Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, partial withdrawals attributable to Excluded Funds, and transfers.

Before January 12, 2009, the Annual Ratchet MGDB allocated to Excluded Funds was the Quarterly Ratchet MGDB allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

•      The current contract value in Excluded Funds (after deductions occurring as of that date); and

•      The Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums, partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB proportionally. The proportional adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Excluded Funds will reduce the Annual Ratchet MGDB in Covered Funds proportionally. The increase in the Annual Ratchet MGDB allocated to Excluded Funds, as applicable, will equal the decrease in the Annual Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds proportionally. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

Before January 12, 2009, the Annual Ratchet MGDB was the Quarterly Ratchet MGDB. Withdrawals and net transfers to and from Covered Funds and Excluded Funds would have the same outcome.

The Max 7 Enhanced Death Benefit equals the greater of the Annual Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

Before January 12, 2009, the Annual Ratchet Enhanced Death Benefit was the Quarterly Ratchet Enhanced Death Benefit.

The 7% Solution Death Benefit Element is the greater of:

•      The Standard Death Benefit; and

•      The lesser of:

>    2.5 times all premium payments, adjusted for withdrawals (the “cap”); and

>    The sum of the 7% Solution Minimum Guaranteed Death Benefit Element (“7% MGDB”) allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For Contracts issued prior to August 21, 2006, the cap is three times all premium payments, adjusted for withdrawals.

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For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds:

•    Voya Government Liquid Assets Portfolio; and

•    Fixed Interest Allocation.

The ProFunds VP Rising Rates Opportunity Portfolio is also a Special Fund, but closed to new allocations effective April 30, 2007. For Contracts issued prior to September 2, 2003, however, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

The Voya Limited Maturity Bond Portfolio is a Special Fund, but closed to new allocations effective March 12, 2004.

For Contracts issued on or after May 1, 2003, but prior to August 21, 2006, the Voya Intermediate Bond Portfolio is designated as a Special Fund. As of July 11, 2014, the Voya Intermediate Bond Portfolio has been re-designated as a Covered Fund for all current and future investments.

Covered Funds are all investment options not designated as Special Funds or Excluded Funds. No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% annually until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended. The Max 7 Enhanced Death Benefit available for some Contracts issued in 2001 or earlier allows for accumulation to continue beyond age 80, subject to the cap. Please see your Contract for details regarding the terms of your death benefit.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of 7% MGDB allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a proportional basis. The percentage reduction in the 7% MGDB for each Fund category (i.e., Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The proportional adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds proportionally. The increase in the 7% MGDB allocated to the fund category to which the transfer is being made will equal the decrease in the fund category from which the transfer is being made.

In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

Earnings Multiplier Benefit Rider. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the “rider effective date.”

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If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals (“Maximum Base”). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of:  (1) the Maximum Base; and (2) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of:  (1) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and (2) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is proportional, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see “CHARGES AND FEES — Optional Rider Charges - Earnings Multiplier Benefit Rider Charge” for a description of the charge.

The rider is available for both nonqualified and qualified Contracts. Please see the discussions of possible tax consequences in “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits,” in this prospectus.

Death Benefit During the Income Phase

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death – Spouse

If at the contract owner’s death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the Contract as his or her own, the following will apply:

•      If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Voya Government Liquid Assets Portfolio, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the Contract elects to continue the Contract as his or her own;

•      The death benefits under each of the available options will continue, based on the surviving spouse’s age on the date that ownership changes;

•      If you elect the Annual Ratchet Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or the Max 7 Enhanced Death Benefit and the new or surviving owner is attained 89 or less, ratchets will continue, (or resume if deceased owner had already reached age 90) until the new or surviving owner reaches age 90. If you elected the Max 7 Enhanced Death Benefit, the new or surviving owner is attained age 79 or less, the Max 7 Enhanced Death Benefit continues or resumes accumulation until either the cap or the attained age of 80 is reached;

•      If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Voya Government Liquid Assets Portfolio subaccount, or its successor; and

•      The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be:  (1) based on the attained age of the spouse at the time of the ownership change using current values as of that date; (2) computed as if the rider were added to the Contract after issue and after the increase; and (3) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

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Continuation After Death — Not a Spouse

If the beneficiary or surviving joint owner is not the spouse of the owner, the Contract may defer payment of the death benefit subject to the required distribution rules of the Tax Code. See next section, “Required Distributions Upon Contract Owner’s Death.”

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Voya Government Liquid Assets Portfolio subaccount, or its successor.

The death benefit will then terminate. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Voya Government Liquid Assets Portfolio, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

Required Distributions Upon Contract Owner’s Death

We will not allow any payment of benefits provided under a nonqualified Contract which does not satisfy the requirements of Section 72(s) of the Tax Code.

If any contract owner of a nonqualified Contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows:  (1) the death benefit must be completely distributed within five years of the contract owner’s date of death; or (2) the beneficiary may elect, within the one-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that:  (a) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (b) such distributions begin no later than one year after the contract owner’s date of death.

Notwithstanding (1) and (2) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at Customer Service:  (a) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (b) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (c) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph.

If the owner’s beneficiary is not a spouse, the distribution provisions described in subparagraphs (1) and (2) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and nonqualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner’s beneficiary who is not a spouse within the one-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

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If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

The Annuity Options

Annuitization of Your Contract

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. Four fixed payment annuity options are currently available. We will make these payments under the annuity option you choose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. Living benefit riders automatically terminate when the income phase of your Contract begins. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met. The Maximum Annual Withdrawal may be available with the Voya LifePay Plus or Voya Joint LifePay Plus riders. There is no death benefit after the annuity start date.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner’s death or the annuitant’s death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option. In such a case, the payments will be based on the life expectancy of the beneficiary rather than the life of the annuitant. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Payments under our current annuity options will last either for a specified period of time or for the life of the annuitant, or both – depending on the option. We will determine the amount of the annuity payments on the annuity start date by multiplying the contract value (adjusted for any Market Value Adjustment and any rider charges that would be due) by the applicable payment factor provided under the Contract and dividing by 1,000. The applicable payment factor will depend on:  the annuity option; payment date; the frequency of payments you choose; and the age of the annuitant or beneficiary (and gender, where appropriate under applicable law). As a general rule, more payments will result in smaller individual payments. Likewise, payments that are anticipated over a longer period of time will also result in smaller individual payments. Because our current annuity options provide only for fixed payments, subsequent payments will not differ from the amount of your first annuity payment.

Our approval is needed for any option where:

•      The person named to receive payment is other than the contract owner or beneficiary;

•      The person named is not a natural person, such as a corporation; or

•      Any income payment would be less than the minimum annuity income payment allowed.

Selecting the Annuity Start Date

You select the annuity start date, which is the date on which the annuity payments commence. Unless we consent, the annuity start date must be at least five years from the contract date but before the month immediately following the annuitant’s 90th birthday.

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If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 90th birthday.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see “FEDERAL TAX CONSIDERATIONS” and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70½ or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax and/or legal adviser for tax advice before investing.

Frequency of Annuity Payments

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights

A beneficiary’s right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

The Annuity Options

The Contract has four annuity options. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company’s general account. If you do not choose annuity option, Option 2 – Income for Life with a 10-year period certain will be selected for you, or a shorter period if required by government regulations. The MGIB annuity options available under the MGIB rider are different from the four options listed below. For additional information, please see “LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider – MGIB Annuity Options.”

Option 1. Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59½.

Option 2. Income for Life with a Period Certain. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person’s age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

Option 3. Joint Life Income. This option is available when there are two persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available upon request.

Option 4. Annuity Plan. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

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Payment When Named Person Dies

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and VIAC. The amounts we will pay are determined as follows:

•      For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2;

•      For Option 3, no amounts are payable after both named persons have died; and

•      For Option 4, the annuity option agreement will state the amount we will pay, if any.

Other Contract Provisions

Reports to Contract Owners

We confirm purchase, transfer and withdrawal transactions usually within five business days of processing. We may also send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value. You have 30 days to notify Customer Service of any errors or discrepancies. We will notify you when any shareholder reports of the investment portfolios in which Separate Account B invests are available. We will also send any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment of benefits or determination of values, beyond the seven permitted days on any business day:  (1) when the NYSE is closed (except customary weekend and holiday closings); (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B’s net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to six months.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or other regulatory proceeding.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral

You may assign a nonqualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax and/or legal adviser for tax advice. You must give us satisfactory written notice to Customer Service in order to make or release an assignment. We are not responsible for the validity of any assignment.

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Contract Changes – Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law and to conform to applicable laws or governmental regulations. We will give you advance notice of such changes.

Free Look

You may cancel your Contract within your ten-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to Customer Service or to the agent from whom you purchased it. We will refund the greater of the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment.

In no event does the Company retain any investment gain associated with a Contract that is free looked. For purposes of the refund during the free look period, (1) we adjust your contract value for any Market Value Adjustment (if you have invested in the Fixed Account); and (2) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the Market Value Adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Voya Government Liquid Assets Portfolio). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your free look rights depend on the laws of the state in which you purchase the Contract. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate, Directed Services LLC, One Orange Way, Windsor, Connecticut 06095 is the principal underwriter and distributor of the Contract as well as for our other contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by VIAC for Contract sales. Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

Voya Financial Advisors, Inc. is affiliated with the Company and has entered into a selling agreement with Directed Services LLC for the sale of our variable annuity contracts.

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Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 3.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.40% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm’s practices. Commissions and annual compensation, when combined, could exceed 3.0% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

•      Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•      Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

•      Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;

•      Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;

•      Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of contracts; and

•      Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

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The following is a list of the top 25 selling firms that, during 2015, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

•      Wells Fargo Advisors, LLC;

•      LPL Financial Corporation;

•      Morgan Stanley Smith Barney LLC;

•      Voya Financial Advisors, Inc.;

•      Merrill Lynch, Pierce, Fenner & Smith Incorporated;

•      Cetera Advisor Networks LLC;

•      Raymond James and Associates Inc.;

•      UBS Financial Services;

•      National Planning Corporation;

•      Ameriprise Financial Services, Inc.;

•      Securities America, Inc.;

•      Cambridge Investment Research Inc.;

•      Commonwealth Equity Services, Inc.;

•      First Allied Securities Inc.;

•      Woodbury Financial Services Inc.;

•      Stifel Nicolaus and Company Incorporated;

•      Edward D. Jones & Co., L.P. dba Edward Jones;

•      Lincoln Financial Advisors Corporation;

•      SII Investments Inc.;

•      NFP Advisor Services, LLP;

•      Royal Alliance Associates Inc.;

•      RBC Capital Markets LLC;

•      Centaurus Financial, Inc.;

•      J.P. Morgan Securities LLC; and

•      MML Investors Services, Inc.

Directed Services LLC may also compensate wholesalers/distributors, and their management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

Other Information

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Voting Rights

We will vote the shares of a fund owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a fund in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the investment portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a fund shareholder meeting. We will ask you for voting instructions by mail at least ten days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion. The effect of proportional voting is that a small number of contract owners may decide the outcome of a vote.

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State Regulation

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the Contract, Directed Services LLC’s ability to distribute the Contract or upon the separate account.

•      Litigation. Notwithstanding the foregoing, the Company and/or Directed Services LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•      Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Directed Services LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

Federal Tax Considerations

Introduction

The Contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the Contract. The U.S. federal income tax treatment of the Contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•      Your tax position (or the tax position of the designated beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the Contract;

•      Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the Contract described in this prospectus;

•      This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

•      We do not make any guarantee about the tax treatment of the Contract or transactions involving the Contract; and

•      No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended, (the “Tax Code”) that apply to your tax concerns.

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We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the Contract with non-tax-qualified and tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the Contract or any transactions involving the Contract.

Types of Contracts:  Nonqualified or Qualified

The Contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified Contracts) or on a tax-qualified basis (qualified Contracts).

Nonqualified Contracts. Nonqualified Contracts do not receive the same tax benefits as are afforded to contracts funding qualified plans. You may not deduct the amount of your premium payments to a nonqualified Contract. Rather, nonqualified Contracts are purchased with after-tax contributions to save money, generally for retirement, with the right to receive annuity payments for either a specified period of time or over a lifetime.

Qualified Contracts. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408, 408A or 457(b) of the Tax Code. Qualified Contracts may also be offered in connection with deferred compensation plans under Tax Code Section 457(f). Employers or individuals intending to use the Contract with such plans should seek legal and tax advice.

Roth Accounts. Tax Code Section 402A allows employees of certain private employers offering 401(k) plans to contribute after-tax salary contributions to a Roth 401(k) account. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the Contract is issued, we will set up one or more accounts for you under the Contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution or Annuity Starting Date

General. Tax Code Section 72 governs the federal income taxation of annuities in general. We believe that if you are a natural person (in other words, an individual), you will generally not be taxed on increases in the value of a nonqualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

•      Diversification. Tax Code Section 817(h) requires that in a nonqualified Contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by Treasury Regulations Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so;

•      Investor Control. Although earnings under nonqualified annuity contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing Contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a proportional share of the assets of the separate account;

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•      Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any nonqualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The nonqualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;

•      Non-Natural Owners of a Nonqualified Contract. If the owner of the Contract is not a natural person (in other words, is not an individual), a nonqualified Contract generally is not treated as an annuity for federal income tax purposes and the income on the Contract for the taxable year is currently taxable as ordinary income. Income on the Contract is any increase in the contract value over the “investment in the Contract” (generally, the premium payments or other consideration you paid for the Contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with a tax and/or legal adviser before purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner; and

•      Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a nonqualified Contract occurs before the Contract’s annuity starting date, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the Contract at that time. Investment in the Contract is generally equal to the amount of all premium payments to the Contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a nonqualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the Contract (cost basis).

10% Penalty. A distribution from a nonqualified Contract may be subject to a penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

•      Made on or after the taxpayer reaches age 59½;

•      Made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);

•      Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;

•      Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

•      The distribution is allocable to investment in the Contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax and/or legal adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax and/or legal adviser regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•      First, from any remaining “investment in the contract” made prior to August 14, 1982, and exchanged into the Contract;

•      Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•      Then, from any remaining “income on the contract”; and

•      Lastly, from any remaining “investment in the contract.”

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In certain instances, the partial exchange of a portion of one annuity contract for another contract is a tax-free exchange. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% penalty. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax and/or legal adviser prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending upon the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

Annuity Contracts that are partially annuitized after December 31, 2010, are treated as separate contracts with their own annuity starting date and exclusion ratio. Specifically, an exclusion ratio will be applied to any amount received as an annuity under a portion of the annuity, provided that annuity payments are made for a period of 10 years or more or for life. Please consult your tax and/or legal adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows:

•      If distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract; or

•      If distributed under a payment option, they are taxed in the same way as annuity payments.

Special rules may apply to amounts distributed after a beneficiary has elected to maintain the contract value and receive payments.

Different distribution requirements apply if your death occurs:

•      After you begin receiving annuity payments under the Contract; or

•      Before you begin receiving such distributions.

If the your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2016, your entire balance must be distributed by August 31, 2021. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the Contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of the contract owner.

Some Contracts offer a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to these death benefits. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a nonqualified Contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value will be treated as a distribution for federal income tax purposes. Anyone contemplating any such transfer, pledge, assignment or designation or exchange, should consult a tax and/or legal adviser regarding the potential tax effects of such a transaction.

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Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity:

•      That is purchased with a single premium payment;

•      With annuity payments starting within one year from the date of purchase; and

•      That provides a series of substantially equal periodic payments made annually or more frequently.

While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to Contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of any non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the Contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact Customer Service.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The Contract may have been purchased with the following retirement plans and programs to accumulate retirement savings:

•      Sections 401(a), 401(k), Roth 401(k) and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. The Tax Code also allows employees of certain private employers to contribute after-tax salary contribution to a Roth 401(k) account, which provides for tax-free distributions, subject to certain restrictions;

•      403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee’s retirement;

•      Individual Retirement Annuities (“IRA”) and Roth IRA. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Certain employers may establish Simplified Employee Pension (“SEP”) or Savings Incentive Match Plan for Employees (“SIMPLE”) plans to provide IRA contributions on behalf of their employees. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions. Sales of the Contract for use with IRAs or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the Contract described in this prospectus for qualification as an IRA and has not addressed, in a ruling of general applicability, whether the Contract’s death benefit provisions comply with IRA qualification requirements; and

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•      457 Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b) plan or a 457(f) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account. There is no further information specific to 457 plans in this prospectus.

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. You may roll over a distribution from an IRA only once in any 12 month period. Beginning in 2015, you will not be able to roll over any portion of an IRA distribution if you rolled over a distribution during the preceding 1-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to:  (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. Beginning in 2015, you will not be able to roll over any portion of a Roth IRA distribution if you rolled over another IRA distribution during the preceding 1-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to:  (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between Roth IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Taxation

The tax rules applicable to qualified Contracts vary according to the type of qualified Contract and the specific terms and conditions of the qualified Contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified Contract, or on income phase (i.e., annuity) payments from a qualified Contract, depends upon the type of qualified Contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•      Contributions in excess of specified limits;

•      Distributions before age 59½ (subject to certain exceptions);

•      Distributions that do not conform to specified commencement and minimum distribution rules; and

•      Certain other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the Contract described in this prospectus. No attempt is made to provide more than general information about the use of the Contract with qualified plans and programs. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the Contract, unless we consent in writing.

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Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of the Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified Contract.

401(a), 401(k), Roth 401(k), 403(a) and 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $53,000 (as indexed for 2016). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k) or 403(b) plan to generally no more than $18,000 (2016). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) contributions, premium payments to your account(s) will generally be excluded from your gross income. Roth 401(k) salary reduction contributions are made on an after-tax basis.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k) or 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

•      $6,000; or

•      The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Distributions – General

Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, income phase (i.e., annuity) payments, rollovers, exchanges and death benefit proceeds. We report the gross and taxable portions of all distributions to the IRS.

Section 401(a), 401(k), 403(a) and 403(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•      The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

•      You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or

•      The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

Please note that rollover distribution of a pre-tax account is reported as a taxable distribution.

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A distribution is an eligible rollover distribution unless it is:

•      Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;

•      A required minimum distribution under Tax Code Section 401(a)(9);

•      A hardship withdrawal;

•      Otherwise excludable from income; or

•      Not recognized under applicable regulations as eligible for rollover.

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:

•      The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or

•      You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a Contract used with a 401(a), 401(k), 403(a) or 403(b) plan (collectively, qualified plans), or IRA or Roth IRA unless certain exceptions, including one or more of the following, have occurred:

•      You have attained age 59½;

•      You have become disabled, as defined in the Tax Code;

•      You have died and the distribution is to your beneficiary;

•      You have separated from service with the plan sponsor at or after age 55;

•      The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•      You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

•      The distribution is paid directly to the government in accordance with an IRS levy;

•      The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or

•      The distribution is a qualified reservist distribution as defined under the Tax Code.

In addition, the 10% additional tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions – Roth 401(k) and Roth IRAs. A partial or full distribution of premium payments to a Roth 401(k) or a Roth IRA account and earnings credited on those premium payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 401(k) or Roth IRA is defined as a distribution that meets the following two requirements:

•      The distribution occurs after the five-year taxable period measured from the earlier of:

>    The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

>    If a rollover contribution was made from a designated Roth account previously established for your under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

>    The first taxable year in which you made an in-plan Roth rollover or non-Roth amounts under the same plan; AND

•      The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the Contract (basis) and earnings on the Contract.

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Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon:

•      Retirement;

•      Death;

•      Disability;

•      Severance from employment;

•      Attainment of normal retirement age;

•      Attainment of age 62 under a phased retirement provision if available under your plan as described in the Pension Protection Act of 2006; or

•      Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans. Subject to the term of your 401(k) plan, distributions from your 401(k) or Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, may only occur upon:

•      Retirement;

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

•      Disability;

•      Financial hardship (contributions only, not earnings); or

•      Termination of the plan (assets must be distributed within one year).

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code Section 403(b)(11) may only occur upon:

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

•      Disability;

•      Financial hardship (contributions only, not earnings);

•      Termination of the plan (assets must be distributed within one year); or

•      Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009, and for any Contracts or participant accounts established on or after that date, 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

If applicable, we generally are required, pursuant to tax regulations, before we process a withdrawal request to confirm with your 403(b) plan sponsor or otherwise, that the withdrawals you request from a 403(b) contract comply with applicable tax requirements.

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Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(a), 403(b) and IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•      Start date for distributions;

•      The time period in which all amounts in your Contract(s) must be distributed; and

•      Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

•      Under 401(a) and 401(k) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or

•      Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986, balance.

Time Period. We must pay out distributions from the Contract over a period not extending beyond one of the following time periods:

•      Over your life or the joint lives of you and your designated beneficiary; or

•      Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and optional living benefit.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your Contract.

Required Distributions upon Death (401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and Roth IRAs)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your Contract.

If your death occurs on or after the date you begin receiving minimum distributions under the Contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the Contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2016, your entire balance must be distributed to the designated beneficiary by December 31, 2021. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•      December 31 of the calendar year following the calendar year of your death; or

•      December 31 of the calendar year in which you would have attained age 70½.

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No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the Contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the Contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the Contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a) and 403(b) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non Resident Aliens. If you or your designated beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and treaty status. We may require additional documentation prior to processing any requested distribution.

In-Plan Roth Rollovers

Tax Code Section 401(k) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) – and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the Contract is issued and provided the plan offers a Roth 401(k) account, non-Roth amounts may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Please note that in-plan rollovers into a Roth account are not subject to withholding. Consequently, an individual considering such a transaction may want to increase their tax withholding or make an estimated tax payment in the year of the rollover. Amounts rolled over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of premium payments made by salary reduction to a Roth account and earnings credited on those premium payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions – Roth 401(k) and Roth IRAs” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code Section 72(t) that would normally apply to distributions from a 401(k) plan. However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code Section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover. The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the Contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek tax and/or legal advice regarding your particular situation.

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Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(a) and 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the Contract is assigned or transferred to persons other than:

•      A plan participant as a means to provide benefit payments;

•      An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•      The Company as collateral for a loan; or

•      The enforcement of a federal income tax lien or levy.

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these Contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the Contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Tax Consequences of Living Benefits and Enhanced Death Benefits

Living Benefits. Except as otherwise noted below, when a full or partial withdrawal from a Contract occurs under a Voya LifePay Plus or Voya Joint LifePay Plus rider, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the investment in the Contract at that time.

Investment in the Contract is generally equal to the amount of all contributions to the Contract previously included in your gross income, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. The income on the Contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the Voya LifePay Plus or Voya Joint LifePay Plus rider, as well as any applicable Market Value Adjustment, could increase the contract value that applies. Thus, the income on the Contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes. Please consult your tax and/or legal adviser about the tax consequences of living benefits.

Payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer under the Voya LifePay Plus or Voya Joint LifePay Plus rider are designed to be treated as annuity payments for withholding and tax reporting purposes. A portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when your payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer start. Any withdrawals in addition to the Maximum Annual Withdrawal payments you are receiving pursuant to the Income Optimizer constitute Excess Withdrawals under the Voya LifePay Plus or Voya Joint LifePay Plus rider, causing a proportional reduction of the Voya LifePay Plus Base and Maximum Annual Withdrawal. This reduction will result in a proportional reduction in the non-taxable portion of your future Maximum Annual Withdrawal payments. Once your investment in the Contract has been fully recovered, the full amount of each of your future Maximum Annual Withdrawal payments would be subject to tax as ordinary income.

Enhanced Death Benefits. The Contract offers a death benefit that may exceed the greater of premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit, which may result in currently taxable income and could affect the amount of required minimum distributions. Additionally, because certain charges are imposed with respect to some of the available death benefits it is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract. Please consult your tax adviser about the tax consequences of enhanced death benefits.

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Same-Sex Marriages

The Contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under a living benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the Contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the Contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the Contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

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STATEMENT OF ADDITIONAL INFORMATION

Introduction
Description of Voya Insurance and Annuity Company
Separate Account B of Voya Insurance and Annuity Company
Safekeeping of Assets
Experts
Distribution of Contracts
Published Ratings
Accumulation Unit Value
Performance Information
Other Information
Condensed Financial Information (Accumulation Unit Values)
Financial Statements of Separate Account B of Voya Insurance and Annuity Company
Financial Statements of Voya Insurance and Annuity Company

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271.

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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B, Voya GOLDENSELECT ACCESS 333-28769.

Please Print or Type:

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Name

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Street Address

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City, State, Zip

                                                                                                                                                                                                  05/01/2016

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APPENDIX A

Condensed Financial Information

Except for subaccounts which did not commence operations as of December 31, 2015, the following tables show the Condensed Financial Information (accumulation unit values and number of units outstanding for the indicated periods) for each subaccount of Separate Account B under the Contract with the lowest and highest combination of asset-based charges. This information is current through December 31, 2015, including portfolio names. Portfolio name changes after December 31, 2015 are not reflected in the following information. Complete information is available in the SAI. Contact Customer Service to obtain your copy of the SAI free of charge.

Separate Account Annual Charges of 1.40%

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.05	$11.99	$10.62	$9.80	$10.31	$9.53	$7.99	$10.09
Value at end of period	$11.76	$12.05	$11.99	$10.62	$9.80	$10.31	$9.53	$7.99
Number of accumulation units outstanding at end of period	10,146,226	11,809,955	13,043,592	13,195,463	14,658,436	14,545,662	13,749,221	5,658,472
COLUMBIA SMALL CAP VALUE FUND VS (CLASS B)
Value at beginning of period	$29.21	$28.75	$21.75	$19.83	$21.42	$17.18	$13.94	$19.68	$20.49	$17.41
Value at end of period	$26.98	$29.21	$28.75	$21.75	$19.83	$21.42	$17.18	$13.94	$19.68	$20.49
Number of accumulation units outstanding at end of period	463,069	571,341	731,242	853,085	975,035	1,094,501	1,267,316	1,517,242	1,927,008	2,430,081
PROFUND VP BULL
Value at beginning of period	$13.37	$12.17	$9.51	$8.47	$8.59	$7.74	$6.31	$10.27	$10.06	$8.98
Value at end of period	$13.13	$13.37	$12.17	$9.51	$8.47	$8.59	$7.74	$6.31	$10.27	$10.06
Number of accumulation units outstanding at end of period	37,080	40,009	64,161	80,226	96,088	119,978	139,938	178,757	302,151	644,480
PROFUND VP EUROPE 30
Value at beginning of period	$10.59	$11.75	$9.80	$8.52	$9.49	$9.37	$7.19	$13.02	$11.52	$9.94
Value at end of period	$9.30	$10.59	$11.75	$9.80	$8.52	$9.49	$9.37	$7.19	$13.02	$11.52
Number of accumulation units outstanding at end of period	41,138	46,167	61,749	74,259	85,942	104,606	126,512	152,071	193,438	348,410
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.24	$3.25	$2.83	$3.09	$5.01	$6.05	$4.64	$7.59	$8.12	$7.47
Value at end of period	$2.17	$2.24	$3.25	$2.83	$3.09	$5.01	$6.05	$4.64	$7.59	$8.12
Number of accumulation units outstanding at end of period	203,341	238,818	238,813	266,658	270,919	290,517	316,599	402,662	538,853	708,583
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49	$10.65	$8.61	$7.17	$8.79	$9.81	$9.75
Value at end of period	$8.92	$9.49	$10.65	$8.61	$7.17	$8.79	$9.81
Number of accumulation units outstanding at end of period	436,191	416,500	326,776	188,165	94,586	113,073	7,459
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.74	$13.87	$11.83	$10.41	$11.02	$10.26	$10.28
Value at end of period	$11.65	$12.74	$13.87	$11.83	$10.41	$11.02	$10.26
Number of accumulation units outstanding at end of period	99,064	119,738	73,798	47,433	72,547	76,851	5,674

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Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.66	$10.41	$10.20
Value at end of period	$10.12	$10.66	$10.41
Number of accumulation units outstanding at end of period	4,487,470	5,157,399	2,055,521
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.13	$9.80	$8.74	$7.70	$8.13	$7.79	$6.08	$9.95
Value at end of period	$9.74	$10.13	$9.80	$8.74	$7.70	$8.13	$7.79	$6.08
Number of accumulation units outstanding at end of period	9,507,797	3,326,376	3,553,623	3,776,108	4,036,972	4,398,876	4,692,093	4,193,381
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.45
Value at end of period	$8.75
Number of accumulation units outstanding at end of period	785,892
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.15	$13.94	$10.87	$9.57	$9.99
Value at end of period	$14.66	$15.15	$13.94	$10.87	$9.57
Number of accumulation units outstanding at end of period	11,357,787	13,193,311	15,699,200	17,914,965	19,736,037
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.73	$12.61	$9.81	$8.61	$8.78	$7.82	$6.10	$9.95	$9.83
Value at end of period	$13.31	$13.73	$12.61	$9.81	$8.61	$8.78	$7.82	$6.10	$9.95
Number of accumulation units outstanding at end of period	4,805,989	5,731,475	6,997,027	8,191,118	9,561,032	5,214,662	5,796,850	3,900,949	21,255
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.61	$14.33	$13.99	$11.05	$13.74	$12.96	$9.99
Value at end of period	$13.65	$14.61	$14.33	$13.99	$11.05	$13.74	$12.96
Number of accumulation units outstanding at end of period	284,964	332,628	560,747	952,657	1,068,924	1,477,004	453,760
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$18.49	$18.53	$17.80	$15.83	$15.37	$13.65	$9.26	$12.13	$11.96	$11.13
Value at end of period	$17.86	$18.49	$18.53	$17.80	$15.83	$15.37	$13.65	$9.26	$12.13	$11.96
Number of accumulation units outstanding at end of period	2,333,369	2,852,338	3,536,270	4,012,922	3,817,892	3,921,490	3,386,304	4,317,113	6,065,004	7,287,786
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$16.00	$14.29	$10.92	$9.71	$9.88	$8.82	$7.27	$11.78	$11.40	$10.12
Value at end of period	$15.87	$16.00	$14.29	$10.92	$9.71	$9.88	$8.82	$7.27	$11.78	$11.40
Number of accumulation units outstanding at end of period	502,867	611,588	718,974	816,038	939,728	1,008,074	1,178,124	1,295,966	1,448,885	1,498,538
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.05	$19.54	$14.76	$12.75	$13.12	$10.94	$8.44	$13.75	$13.25	$12.31
Value at end of period	$20.33	$21.05	$19.54	$14.76	$12.75	$13.12	$10.94	$8.44	$13.75	$13.25
Number of accumulation units outstanding at end of period	606,003	733,866	900,327	1,007,217	1,103,955	1,204,164	1,377,178	1,538,832	1,857,115	1,780,924
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$19.51	$18.80	$13.40	$12.12	$12.41	$10.28	$8.37	$12.80	$13.88	$12.41
Value at end of period	$18.57	$19.51	$18.80	$13.40	$12.12	$12.41	$10.28	$8.37	$12.80	$13.88
Number of accumulation units outstanding at end of period	471,739	590,078	701,737	824,353	906,059	987,422	1,101,850	1,200,311	1,437,532	1,463,522
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.56	$14.82	$15.09	$14.03	$13.26	$12.28	$11.19	$12.42	$11.92	$11.65
Value at end of period	$15.38	$15.56	$14.82	$15.09	$14.03	$13.26	$12.28	$11.19	$12.42	$11.92
Number of accumulation units outstanding at end of period	32,021,473	35,604,078	12,404,667	12,675,495	13,585,163	14,805,735	15,212,968	14,692,505	12,433,842	7,089,555

Access – 28769                                                                                                                            A-2

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$9.70	$10.41
Value at end of period	$9.43	$9.70
Number of accumulation units outstanding at end of period	12,820,021	14,338,873
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.01	$9.74	$8.16	$6.98	$8.09	$7.62	$6.06	$10.14
Value at end of period	$8.79	$9.01	$9.74	$8.16	$6.98	$8.09	$7.62	$6.06
Number of accumulation units outstanding at end of period	558,185	670,510	985,325	849,883	818,658	1,156,598	1,391,858	139,687
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.44	$12.27	$9.97	$9.40	$11.05	$9.86	$9.81
Value at end of period	$12.47	$11.44	$12.27	$9.97	$9.40	$11.05	$9.86
Number of accumulation units outstanding at end of period	179,540	88,325	158,004	62,624	178,839	63,936	3,051
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$14.78	$13.26	$10.32	$10.27
Value at end of period	$15.40	$14.78	$13.26	$10.32
Number of accumulation units outstanding at end of period	19,109,726	22,337,194	26,880,710	30,794,923
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$23.48	$21.00	$16.31	$14.04	$13.93	$12.36	$8.80	$12.32	$11.19	$10.75
Value at end of period	$24.56	$23.48	$21.00	$16.31	$14.04	$13.93	$12.36	$8.80	$12.32	$11.19
Number of accumulation units outstanding at end of period	9,118,020	11,036,243	7,109,891	1,682,756	2,130,653	1,082,965	1,127,373	74,128	25,298	39,234
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.80	$14.60	$11.33	$10.05	$10.05
Value at end of period	$14.85	$15.80	$14.60	$11.33	$10.05
Number of accumulation units outstanding at end of period	9,147,104	8,808,653	5,395,409	830,633	569,147
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$22.74	$22.90	$23.07	$23.05	$23.11	$22.72	$21.50	$21.86	$20.96	$20.47
Value at end of period	$22.54	$22.74	$22.90	$23.07	$23.05	$23.11	$22.72	$21.50	$21.86	$20.96
Number of accumulation units outstanding at end of period	175,121	213,469	274,726	378,445	463,361	595,343	738,091	954,519	1,366,149	1,891,473
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$15.80	$16.02	$16.24	$16.47	$16.70	$16.94	$17.12	$16.95	$16.38	$15.87
Value at end of period	$15.58	$15.80	$16.02	$16.24	$16.47	$16.70	$16.94	$17.12	$16.95	$16.38
Number of accumulation units outstanding at end of period	4,627,796	5,330,177	6,262,749	6,109,676	7,655,564	7,999,039	11,578,123	15,903,229	6,935,089	6,031,181
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$17.91	$16.73	$12.89	$11.47	$11.73	$9.15	$6.58	$10.72	$8.66	$8.17
Value at end of period	$17.71	$17.91	$16.73	$12.89	$11.47	$11.73	$9.15	$6.58	$10.72	$8.66
Number of accumulation units outstanding at end of period	3,240,855	3,761,739	4,703,222	3,747,745	4,227,190	4,756,551	4,502,607	4,769,928	299,160	369,355
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
Value at beginning of period	$17.57	$15.50	$12.06	$11.09	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98
Value at end of period	$17.23	$17.57	$15.50	$12.06	$11.09	$11.79	$10.32	$8.43	$13.10	$12.64
Number of accumulation units outstanding at end of period	577,949	655,382	581,429	616,418	700,026	862,455	854,149	896,825	1,065,830	1,051,162
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.49	$10.04	$9.76	$9.17	$8.84	$8.32	$8.25
Value at end of period	$10.26	$10.49	$10.04	$9.76	$9.17	$8.84	$8.32
Number of accumulation units outstanding at end of period	5,273,239	5,808,995	6,917,396	7,030,422	7,346,128	6,256,899	5,981,757

Access – 28769                                                                                                                            A-3

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.60	$13.09	$11.19	$10.05	$10.31	$9.37	$9.22
Value at end of period	$13.14	$13.60	$13.09	$11.19	$10.05	$10.31	$9.37
Number of accumulation units outstanding at end of period	45,698,664	51,799,708	59,186,253	63,995,469	68,956,114	74,275,484	79,472,323
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.61	$13.06	$11.45	$10.40	$10.54	$9.63	$9.49
Value at end of period	$13.21	$13.61	$13.06	$11.45	$10.40	$10.54	$9.63
Number of accumulation units outstanding at end of period	26,950,962	30,767,408	35,441,375	38,485,278	42,036,780	46,040,296	48,787,781
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.13	$12.65	$11.66	$10.73	$10.65	$9.86	$9.75
Value at end of period	$12.74	$13.13	$12.65	$11.66	$10.73	$10.65	$9.86
Number of accumulation units outstanding at end of period	14,071,867	16,389,602	19,206,813	20,961,634	22,515,408	24,451,343	25,879,317
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$23.45	$21.09	$16.24	$14.42	$14.07	$12.69	$10.27
Value at end of period	$24.83	$23.45	$21.09	$16.24	$14.42	$14.07	$12.69
Number of accumulation units outstanding at end of period	1,104,897	1,257,121	1,242,161	1,378,422	1,637,094	1,455,162	1,607,178
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$14.90	$13.42	$10.33	$9.09	$9.02	$8.17	$6.71	$10.17
Value at end of period	$14.95	$14.90	$13.42	$10.33	$9.09	$9.02	$8.17	$6.71
Number of accumulation units outstanding at end of period	3,395,479	3,546,039	4,014,374	4,545,292	4,462,209	5,649,134	6,524,524	629,227
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$22.29	$20.14	$15.54	$13.59	$13.71	$12.51	$10.35
Value at end of period	$21.15	$22.29	$20.14	$15.54	$13.59	$13.71	$12.51
Number of accumulation units outstanding at end of period	1,205,374	471,664	439,059	373,421	310,000	194,823	130,420
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$25.81	$23.56	$17.71	$15.55	$16.13	$13.00	$10.36
Value at end of period	$25.25	$25.81	$23.56	$17.71	$15.55	$16.13	$13.00
Number of accumulation units outstanding at end of period	1,355,601	1,415,777	1,742,194	1,975,775	2,267,474	2,632,553	2,765,328
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.91	$15.25	$11.56	$10.04	$10.40	$8.45	$6.13	$10.30
Value at end of period	$16.17	$16.91	$15.25	$11.56	$10.04	$10.40	$8.45	$6.13
Number of accumulation units outstanding at end of period	1,639,001	1,800,620	1,609,933	1,669,174	1,745,841	1,854,424	1,478,202	578,346
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.41	$15.90	$11.65	$10.20	$10.80	$8.69	$6.97	$10.06
Value at end of period	$15.40	$16.41	$15.90	$11.65	$10.20	$10.80	$8.69	$6.97
Number of accumulation units outstanding at end of period	1,600,432	1,732,818	1,943,191	1,759,225	1,701,985	1,880,369	1,673,974	1,397,996

Access – 28769                                                                                                                            A-4

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$15.20	$14.64	$10.70	$9.44	$9.53	$7.31	$5.68	$8.80	$8.13	$7.34
Value at end of period	$14.82	$15.20	$14.64	$10.70	$9.44	$9.53	$7.31	$5.68	$8.80	$8.13
Number of accumulation units outstanding at end of period	341,370	413,406	542,408	663,418	796,478	919,414	1,117,503	1,257,982	1,598,381	1,976,720
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.82	$16.06	$11.85	$10.52	$10.97	$8.97	$7.15	$10.25
Value at end of period	$16.42	$16.82	$16.06	$11.85	$10.52	$10.97	$8.97	$7.15
Number of accumulation units outstanding at end of period	852,713	963,772	1,060,414	1,187,162	1,422,232	1,686,231	1,359,012	686,734
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.03
Value at end of period	$9.60
Number of accumulation units outstanding at end of period	12,257,013
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.90	$11.44	$11.94	$11.69	$11.08	$10.62	$10.20	$9.99
Value at end of period	$11.73	$11.90	$11.44	$11.94	$11.69	$11.08	$10.62	$10.20
Number of accumulation units outstanding at end of period	2,326,628	2,474,708	2,262,123	2,599,279	3,165,568	3,163,184	3,588,432	3,388,765
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$21.11	$20.52	$14.99	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51	$11.01
Value at end of period	$19.77	$21.11	$20.52	$14.99	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51
Number of accumulation units outstanding at end of period	2,897,333	3,345,047	3,838,302	3,614,401	4,238,575	4,210,806	4,248,323	3,468,055	2,503,317	1,645,722
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.61	$11.48	$12.75	$12.16	$11.01	$10.59	$9.88
Value at end of period	$11.15	$11.61	$11.48	$12.75	$12.16	$11.01	$10.59
Number of accumulation units outstanding at end of period	2,427,575	2,742,060	3,201,123	5,636,752	5,459,336	3,408,948	2,184,297
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$14.41	$12.84	$12.55	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62	$11.04
Value at end of period	$13.97	$14.41	$12.84	$12.55	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	1,017,120	1,199,879	1,384,244	1,576,114	1,763,062	1,961,059	2,241,686	2,084,334	1,270,230	740,797
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$106.59	$83.24	$82.71	$72.61	$67.25	$53.29	$39.77	$65.61	$80.89	$59.61
Value at end of period	$108.20	$106.59	$83.24	$82.71	$72.61	$67.25	$53.29	$39.77	$65.61	$80.89
Number of accumulation units outstanding at end of period	252,122	319,442	412,408	481,849	575,703	675,827	801,790	952,216	1,233,036	1,684,633
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$15.10	$13.57	$10.22	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13	$9.91
Value at end of period	$15.33	$15.10	$13.57	$10.22	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13
Number of accumulation units outstanding at end of period	2,511,540	2,768,582	3,001,487	3,337,689	3,608,516	3,853,085	3,902,577	3,528,125	1,733,413	904,669
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$15.46	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05	$10.05
Value at end of period	$14.79	$15.46	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	1,226,292	1,421,605	1,638,441	1,976,916	2,223,917	2,485,616	2,897,468	3,270,508	1,892,774	854,223
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$24.25	$23.20	$17.30	$15.30	$17.43	$13.77	$10.03	$16.72	$14.81	$13.42
Value at end of period	$23.52	$24.25	$23.20	$17.30	$15.30	$17.43	$13.77	$10.03	$16.72	$14.81
Number of accumulation units outstanding at end of period	2,979,707	3,502,096	4,130,890	4,843,072	5,710,571	6,967,702	7,847,444	790,043	8,909,282	5,842,433

Access – 28769                                                                                                                            A-5

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.69	$14.19	$12.55	$11.31	$11.18	$10.04	$7.71	$11.06	$10.93	$10.00
Value at end of period	$13.56	$14.69	$14.19	$12.55	$11.31	$11.18	$10.04	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	3,731,542	4,655,588	5,147,846	5,478,163	5,332,275	5,251,259	5,510,324	4,555,948	3,440,430	1,274,023
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.00	$18.58	$13.96	$11.93	$12.36	$10.89	$8.59	$13.72	$14.24	$12.46
Value at end of period	$18.54	$20.00	$18.58	$13.96	$11.93	$12.36	$10.89	$8.59	$13.72	$14.24
Number of accumulation units outstanding at end of period	1,683,688	2,034,525	2,240,125	2,131,292	2,213,852	2,163,923	2,202,640	2,342,903	2,261,293	2,275,253
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.50	$16.33	$13.29	$11.98	$12.31	$11.15	$9.24	$12.26	$12.04	$10.86
Value at end of period	$16.86	$17.50	$16.33	$13.29	$11.98	$12.31	$11.15	$9.24	$12.26	$12.04
Number of accumulation units outstanding at end of period	5,216,053	6,388,091	2,363,718	2,113,601	2,270,527	2,408,048	2,591,371	2,734,004	1,006,618	482,346
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.93	$10.13
Value at end of period	$10.52	$10.93
Number of accumulation units outstanding at end of period	7,191,688	8,247,921
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$45.85	$42.23	$31.99	$28.32	$29.36	$26.47	$21.66	$32.41	$32.04	$28.01
Value at end of period	$43.88	$45.85	$42.23	$31.99	$28.32	$29.36	$26.47	$21.66	$32.41	$32.04
Number of accumulation units outstanding at end of period	956,646	1,110,697	1,334,073	1,464,057	1,747,429	2,059,675	2,460,096	2,778,827	3,278,627	4,097,219
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$21.46	$21.57	$23.20	$19.76	$24.52	$20.67	$12.22	$25.43	$18.63	$13.91
Value at end of period	$17.82	$21.46	$21.57	$23.20	$19.76	$24.52	$20.67	$12.22	$25.43	$18.63
Number of accumulation units outstanding at end of period	2,491,137	2,828,949	3,257,286	3,572,154	3,601,771	3,721,910	4,884,446	4,935,142	4,448,144	3,740,816
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$18.13	$15.99	$12.33	$10.42	$10.38	$8.56	$6.91	$10.18
Value at end of period	$17.34	$18.13	$15.99	$12.33	$10.42	$10.38	$8.56	$6.91
Number of accumulation units outstanding at end of period	1,100,503	1,353,541	1,923,801	1,723,331	1,622,804	1,415,034	802,705	540,677
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$26.53	$24.83	$18.12	$15.49	$15.92	$12.74	$10.15	$14.69	$15.16	$13.18
Value at end of period	$25.19	$26.53	$24.83	$18.12	$15.49	$15.92	$12.74	$10.15	$14.69	$15.16
Number of accumulation units outstanding at end of period	1,470,952	1,635,806	1,942,461	1,734,757	1,899,433	2,114,063	1,657,419	1,611,588	1,945,337	2,000,101
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$25.95	$25.25	$21.44	$18.78	$17.47	$15.55	$12.24	$17.37	$16.06	$13.43
Value at end of period	$27.22	$25.95	$25.25	$21.44	$18.78	$17.47	$15.55	$12.24	$17.37	$16.06
Number of accumulation units outstanding at end of period	1,519,675	1,806,889	2,192,686	2,525,466	2,790,056	2,982,767	2,798,687	2,715,369	2,698,954	2,849,171
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$18.23	$18.11	$14.48	$12.10	$13.40	$11.73	$8.54	$14.55	$13.88	$11.97
Value at end of period	$18.66	$18.23	$18.11	$14.48	$12.10	$13.40	$11.73	$8.54	$14.55	$13.88
Number of accumulation units outstanding at end of period	1,216,762	1,205,566	1,469,568	1,279,009	1,397,045	1,420,560	1,635,220	1,818,384	1,491,444	1,005,867
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$79.04	$71.47	$59.32	$52.55	$51.80	$46.07	$35.06	$49.06	$47.66	$42.17
Value at end of period	$82.00	$79.04	$71.47	$59.32	$52.55	$51.80	$46.07	$35.06	$49.06	$47.66
Number of accumulation units outstanding at end of period	4,905,548	5,469,024	6,127,711	6,556,997	7,077,206	7,593,076	8,156,298	8,278,462	8,055,776	7,742,558

Access – 28769                                                                                                                            A-6

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$47.40	$44.74	$34.97	$30.26	$30.97	$27.32	$22.17	$34.97	$34.41	$29.30
Value at end of period	$43.51	$47.40	$44.74	$34.97	$30.26	$30.97	$27.32	$22.17	$34.97	$34.41
Number of accumulation units outstanding at end of period	1,493,918	1,766,295	2,183,982	2,465,852	2,820,631	3,008,352	3,153,961	3,367,200	3,471,081	3,923,791
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.57	$14.57	$10.64	$9.10	$9.35	$8.13	$5.78	$10.17	$10.10
Value at end of period	$16.97	$15.57	$14.57	$10.64	$9.10	$9.35	$8.13	$5.78	$10.17
Number of accumulation units outstanding at end of period	2,549,469	2,394,002	2,453,514	2,352,194	1,806,950	1,929,680	1,909,257	775,347	317,543
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.22	$15.61	$13.84	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42
Value at end of period	$14.86	$15.22	$15.61	$13.84	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18
Number of accumulation units outstanding at end of period	1,199,390	1,221,192	1,258,845	1,385,641	1,461,019	1,599,392	1,998,238	2,376,603	2,243,027	1,560,451
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.39	$12.40	$10.49	$8.96	$10.36	$9.67	$7.44	$12.71	$11.18	$10.17
Value at end of period	$10.83	$11.39	$12.40	$10.49	$8.96	$10.36	$9.67	$7.44	$12.71	$11.18
Number of accumulation units outstanding at end of period	6,092,607	6,958,530	7,818,813	8,618,254	2,688,868	2,992,773	2,884,425	2,681,328	1,021,786	237,468
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$30.33	$31.63	$24.56	$20.46	$22.00	$20.71	$15.88	$26.69	$26.44	$21.99
Value at end of period	$27.64	$30.33	$31.63	$24.56	$20.46	$22.00	$20.71	$15.88	$26.69	$26.44
Number of accumulation units outstanding at end of period	816,077	984,423	1,092,286	1,218,937	1,363,264	1,606,338	1,694,621	1,712,450	1,869,745	2,011,664

Separate Account Annual Charges of 2.35%

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.29	$11.34	$10.15	$9.45	$10.04	$9.37	$7.94	$10.12
Value at end of period	$10.91	$11.29	$11.34	$10.15	$9.45	$10.04	$9.37	$7.94
Number of accumulation units outstanding at end of period	806,779	913,450	979,000	934,023	1,064,826	1,076,203	1,786,545	868,356
COLUMBIA SMALL CAP VALUE FUND VS (CLASS B)
Value at beginning of period	$16.29	$16.18	$12.36	$11.38	$12.42	$10.05	$8.24	$11.74	$12.34	$10.59
Value at end of period	$14.90	$16.29	$16.18	$12.36	$11.38	$12.42	$10.05	$8.24	$11.74	$12.34
Number of accumulation units outstanding at end of period	17,861	18,858	19,807	25,706	28,540	33,715	39,739	40,940	48,888	67,331
PROFUND VP EUROPE 30
Value at beginning of period	$10.36	$11.61	$9.78	$8.59	$9.65	$9.63	$7.45	$13.63	$12.19	$10.62
Value at end of period	$9.02	$10.36	$11.61	$9.78	$8.59	$9.65	$9.63	$7.45	$13.63	$12.19
Number of accumulation units outstanding at end of period	649	2,751	3,316	3,518	3,745	4,369	4,966	5,575	6,211	9,972
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.47	$3.63	$3.19	$3.51	$5.75	$7.01	$5.43	$8.97	$9.69	$9.01
Value at end of period	$2.37	$2.47	$3.63	$3.19	$3.51	$5.75	$7.01	$5.43	$8.97	$9.69
Number of accumulation units outstanding at end of period	0	314	317	321	324	761	2,153	3,957	4,770	17,494
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.02	$10.23	$8.35	$7.02	$8.69	$8.19
Value at end of period	$8.40	$9.02	$10.23	$8.35	$7.02	$8.69
Number of accumulation units outstanding at end of period	3,732	7,141	6,028	0	0	110

Access – 28769                                                                                                                            A-7

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.11	$13.31	$11.47	$10.19	$10.89	$9.08
Value at end of period	$10.97	$12.11	$13.31	$11.47	$10.19	$10.89
Number of accumulation units outstanding at end of period	396	387	372	591	614	3,017
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during June 2013)
Value at beginning of period	$10.48	$10.34	$9.86
Value at end of period	$9.86	$10.48	$10.34
Number of accumulation units outstanding at end of period	78,785	114,556	588
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.47	$9.25	$8.34	$7.42	$7.90	$7.64	$6.02	$9.78
Value at end of period	$9.02	$9.47	$9.25	$8.34	$7.42	$7.90	$7.64	$6.02
Number of accumulation units outstanding at end of period	547,011	371,433	393,213	360,622	373,188	377,940	421,558	403,112
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.44
Value at end of period	$8.68
Number of accumulation units outstanding at end of period	127,939
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.58	$13.55	$10.66	$9.48	$9.98
Value at end of period	$13.98	$14.58	$13.55	$10.66	$9.48
Number of accumulation units outstanding at end of period	626,890	592,752	651,065	852,858	851,297
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.81	$11.88	$9.33	$8.28	$8.52	$7.66	$6.04	$9.39
Value at end of period	$12.30	$12.81	$11.88	$9.33	$8.28	$8.52	$7.66	$6.04
Number of accumulation units outstanding at end of period	380,152	495,002	532,044	551,572	584,744	169,041	185,966	92,800
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.82	$13.69	$13.50	$10.77	$13.52	$12.87	$10.19
Value at end of period	$12.79	$13.82	$13.69	$13.50	$10.77	$13.52	$12.87
Number of accumulation units outstanding at end of period	37,245	33,060	33,963	36,875	41,076	45,723	80,767
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$15.54	$15.73	$15.25	$13.69	$13.43	$12.04	$8.25	$10.91	$10.86	$10.21
Value at end of period	$14.87	$15.54	$15.73	$15.25	$13.69	$13.43	$12.04	$8.25	$10.91	$10.86
Number of accumulation units outstanding at end of period	198,896	308,768	315,083	423,818	258,511	394,261	135,645	149,881	190,302	165,859
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$14.99	$13.52	$10.44	$9.37	$9.63	$8.67	$7.22	$11.81	$11.55	$10.35
Value at end of period	$14.73	$14.99	$13.52	$10.44	$9.37	$9.63	$8.67	$7.22	$11.81	$11.55
Number of accumulation units outstanding at end of period	13,870	14,205	14,907	28,675	29,567	34,596	44,071	47,359	58,677	117,769
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$17.36	$16.27	$12.41	$10.83	$11.24	$9.47	$7.38	$12.13	$11.80	$11.08
Value at end of period	$16.60	$17.36	$16.27	$12.41	$10.83	$11.24	$9.47	$7.38	$12.13	$11.80
Number of accumulation units outstanding at end of period	38,796	40,369	41,089	51,875	54,098	58,002	66,645	68,892	171,668	89,686
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$15.39	$14.97	$10.77	$9.84	$10.18	$8.51	$7.00	$10.80	$11.83	$10.68
Value at end of period	$14.50	$15.39	$14.97	$10.77	$9.84	$10.18	$8.51	$7.00	$10.80	$11.83
Number of accumulation units outstanding at end of period	28,215	33,044	41,623	49,722	48,852	51,314	53,319	59,155	67,224	79,676

Access – 28769                                                                                                                            A-8

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$12.30	$11.83	$12.16	$11.41	$10.89	$10.18	$9.37	$10.51	$10.18	$10.04
Value at end of period	$12.04	$12.30	$11.83	$12.16	$11.41	$10.89	$10.18	$9.37	$10.51	$10.18
Number of accumulation units outstanding at end of period	2,270,448	2,519,000	784,193	750,804	831,004	927,831	842,268	966,670	1,009,134	456,528
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$9.61	$10.18
Value at end of period	$9.25	$9.61
Number of accumulation units outstanding at end of period	518,596	552,139
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.44	$9.22	$7.79	$6.74	$7.88	$7.49	$6.02	$10.39
Value at end of period	$8.16	$8.44	$9.22	$7.79	$6.74	$7.88	$7.49	$6.02
Number of accumulation units outstanding at end of period	204,167	216,538	224,867	43,265	55,538	66,408	49,609	2,335
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during December 2009)
Value at beginning of period	$10.88	$11.78	$9.67	$9.20	$10.92	$9.84	$10.02
Value at end of period	$11.74	$10.88	$11.78	$9.67	$9.20	$10.92	$9.84
Number of accumulation units outstanding at end of period	21,983	615	634	1,237	1,996	3,430	488
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$14.40	$13.04	$10.25	$10.02
Value at end of period	$14.86	$14.40	$13.04	$10.25
Number of accumulation units outstanding at end of period	888,019	901,166	990,538	1,128,608
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$20.45	$18.47	$14.48	$12.59	$12.61	$11.30	$8.12	$11.48	$10.53	$10.22
Value at end of period	$21.19	$20.45	$18.47	$14.48	$12.59	$12.61	$11.30	$8.12	$11.48	$10.53
Number of accumulation units outstanding at end of period	730,650	818,763	464,145	156,889	132,179	90,392	60,434	6,496	7,068	6,553
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.20	$14.19	$11.12	$9.96	$10.04
Value at end of period	$14.16	$15.20	$14.19	$11.12	$9.96
Number of accumulation units outstanding at end of period	556,219	463,133	247,977	53,251	64,676
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$9.15	$9.37	$9.59	$9.83	$10.06	$10.30	$10.51	$10.51	$10.26	$10.03
Value at end of period	$8.94	$9.15	$9.37	$9.59	$9.83	$10.06	$10.30	$10.51	$10.51	$10.26
Number of accumulation units outstanding at end of period	606,333	369,734	822,332	737,885	653,047	672,652	968,348	2,009,948	801,583	328,677
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$21.96	$20.72	$16.11	$14.48	$14.95	$11.78	$8.55	$14.06	$11.48	$10.92
Value at end of period	$21.50	$21.96	$20.72	$16.11	$14.48	$14.95	$11.78	$8.55	$14.06	$11.48
Number of accumulation units outstanding at end of period	141,470	155,449	171,972	64,061	79,808	140,135	40,002	33,559	1,658	1,797
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
Value at beginning of period	$16.00	$14.25	$11.20	$10.40	$11.16	$9.86	$8.13	$12.76	$12.44	$10.91
Value at end of period	$15.54	$16.00	$14.25	$11.20	$10.40	$11.16	$9.86	$8.13	$12.76	$12.44
Number of accumulation units outstanding at end of period	56,343	63,034	46,776	48,576	49,020	40,824	43,893	45,235	40,613	36,859
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.97	$9.64	$9.46	$8.98	$8.74	$8.30	$8.24
Value at end of period	$9.66	$9.97	$9.64	$9.46	$8.98	$8.74	$8.30
Number of accumulation units outstanding at end of period	545,600	579,071	740,729	810,817	1,126,761	535,970	480,746

Access – 28769                                                                                                                            A-9

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.93	$12.57	$10.85	$9.83	$10.19	$9.35	$9.21
Value at end of period	$12.37	$12.93	$12.57	$10.85	$9.83	$10.19	$9.35
Number of accumulation units outstanding at end of period	2,195,422	2,319,988	2,595,036	3,073,303	3,444,258	3,824,298	3,683,496
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.94	$12.54	$11.10	$10.18	$10.42	$9.61	$9.49
Value at end of period	$12.44	$12.94	$12.54	$11.10	$10.18	$10.42	$9.61
Number of accumulation units outstanding at end of period	1,295,736	1,475,770	1,591,775	1,740,020	2,026,044	1,969,328	2,239,686
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.48	$12.14	$11.30	$10.50	$10.53	$9.84	$9.75
Value at end of period	$12.00	$12.48	$12.14	$11.30	$10.50	$10.53	$9.84
Number of accumulation units outstanding at end of period	944,003	988,289	1,116,993	1,263,948	1,402,626	1,681,462	1,842,613
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$22.19	$20.15	$15.67	$14.04	$13.84	$12.60	$10.18
Value at end of period	$23.26	$22.19	$20.15	$15.67	$14.04	$13.84	$12.60
Number of accumulation units outstanding at end of period	154,058	155,576	163,422	47,688	54,888	27,688	23,351
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.96	$12.70	$9.86	$8.76	$8.79	$8.03	$6.66	$10.24
Value at end of period	$13.88	$13.96	$12.70	$9.86	$8.76	$8.79	$8.03	$6.66
Number of accumulation units outstanding at end of period	173,809	154,124	169,147	185,779	85,449	118,752	92,362	14,495
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.09	$19.24	$14.99	$13.24	$13.48	$12.42	$10.61
Value at end of period	$19.82	$21.09	$19.24	$14.99	$13.24	$13.48	$12.42
Number of accumulation units outstanding at end of period	203,538	155,188	159,493	48,920	34,737	13,781	17,012
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$24.42	$22.51	$17.08	$15.15	$15.86	$12.91	$10.71
Value at end of period	$23.66	$24.42	$22.51	$17.08	$15.15	$15.86	$12.91
Number of accumulation units outstanding at end of period	73,909	67,335	63,306	57,023	42,714	43,273	49,341
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.84	$14.43	$11.04	$9.69	$10.13	$8.31	$6.09	$10.44
Value at end of period	$15.00	$15.84	$14.43	$11.04	$9.69	$10.13	$8.31	$6.09
Number of accumulation units outstanding at end of period	252,114	266,967	275,320	126,206	122,670	129,023	114,394	79,434
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.37	$15.04	$11.13	$9.84	$10.51	$8.54	$6.92	$10.15
Value at end of period	$14.29	$15.37	$15.04	$11.13	$9.84	$10.51	$8.54	$6.92
Number of accumulation units outstanding at end of period	150,345	143,436	180,912	130,341	152,810	150,555	121,580	81,503
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$20.64	$20.06	$14.81	$13.20	$13.44	$10.42	$8.17	$12.79	$11.92	$10.87
Value at end of period	$19.93	$20.64	$20.06	$14.81	$13.20	$13.44	$10.42	$8.17	$12.79	$11.92
Number of accumulation units outstanding at end of period	3,252	4,494	12,175	12,613	12,853	13,292	15,741	17,960	29,796	38,043

Access – 28769                                                                                                                            A-10

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.77	$15.20	$11.33	$10.15	$10.68	$8.82	$7.10	$10.67
Value at end of period	$15.24	$15.77	$15.20	$11.33	$10.15	$10.68	$8.82	$7.10
Number of accumulation units outstanding at end of period	123,139	42,573	55,493	38,113	53,650	47,715	25,086	79,231
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.02
Value at end of period	$9.55
Number of accumulation units outstanding at end of period	431,376
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.15	$10.83	$11.40	$11.27	$10.79	$10.44	$10.13	$9.79
Value at end of period	$10.89	$11.15	$10.83	$11.40	$11.27	$10.79	$10.44	$10.13
Number of accumulation units outstanding at end of period	190,650	223,076	93,466	139,406	235,943	165,685	228,018	266,714
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$19.22	$18.86	$13.91	$11.90	$11.93	$9.65	$7.31	$12.75	$12.30	$10.93
Value at end of period	$17.82	$19.22	$18.86	$13.91	$11.90	$11.93	$9.65	$7.31	$12.75	$12.30
Number of accumulation units outstanding at end of period	203,897	215,568	250,428	260,859	345,820	337,728	327,598	274,754	208,722	82,600
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.98	$10.97	$12.30	$11.85	$10.83	$10.51	$9.87
Value at end of period	$10.44	$10.98	$10.97	$12.30	$11.85	$10.83	$10.51
Number of accumulation units outstanding at end of period	213,954	234,827	300,004	581,179	638,466	233,842	163,423
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$13.25	$11.92	$11.77	$9.59	$10.37	$9.16	$7.03	$12.25	$13.54	$11.42
Value at end of period	$12.72	$13.25	$11.92	$11.77	$9.59	$10.37	$9.16	$7.03	$12.25	$13.54
Number of accumulation units outstanding at end of period	45,537	49,268	62,894	74,826	80,475	90,579	99,966	139,822	85,848	39,826
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$19.07	$15.04	$15.09	$13.37	$12.50	$10.01	$7.54	$12.56	$15.64	$11.63
Value at end of period	$19.17	$19.07	$15.04	$15.09	$13.37	$12.50	$10.01	$7.54	$12.56	$15.64
Number of accumulation units outstanding at end of period	52,999	60,160	84,337	91,971	101,767	108,093	134,737	155,675	199,745	226,140
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$13.82	$12.55	$9.54	$8.70	$9.35	$8.54	$6.64	$11.20	$11.01	$10.24
Value at end of period	$13.90	$13.82	$12.55	$9.54	$8.70	$9.35	$8.54	$6.64	$11.20	$11.01
Number of accumulation units outstanding at end of period	151,239	167,186	167,912	198,174	212,175	267,625	276,908	262,843	179,995	56,659
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$14.21	$13.95	$10.21	$9.15	$9.63	$7.87	$6.46	$10.04	$9.99	$10.22
Value at end of period	$13.47	$14.21	$13.95	$10.21	$9.15	$9.63	$7.87	$6.46	$10.04	$9.99
Number of accumulation units outstanding at end of period	105,703	186,698	212,106	246,050	268,406	323,478	357,068	314,742	148,855	34,010
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$19.47	$18.81	$14.16	$12.65	$14.55	$11.61	$8.54	$14.37	$12.85	$11.76
Value at end of period	$18.70	$19.47	$18.81	$14.16	$12.65	$14.55	$11.61	$8.54	$14.37	$12.85
Number of accumulation units outstanding at end of period	171,702	184,987	195,986	206,785	239,905	276,648	321,684	317,226	229,273	90,403
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$13.51	$13.17	$11.77	$10.70	$10.69	$9.69	$7.52	$10.88	$10.85	$9.94
Value at end of period	$12.35	$13.51	$13.17	$11.77	$10.70	$10.69	$9.69	$7.52	$10.88	$10.85
Number of accumulation units outstanding at end of period	322,413	516,761	431,185	470,491	489,208	451,080	421,571	359,683	304,954	93,050

Access – 28769                                                                                                                            A-11

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.47	$14.52	$11.01	$9.50	$9.94	$8.84	$7.04	$11.36	$11.90	$10.52
Value at end of period	$14.20	$15.47	$14.52	$11.01	$9.50	$9.94	$8.84	$7.04	$11.36	$11.90
Number of accumulation units outstanding at end of period	101,595	93,439	86,555	95,254	81,043	76,538	69,884	65,667	74,289	68,352
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.94	$15.01	$12.34	$11.23	$11.65	$10.65	$8.91	$11.94	$11.84	$10.79
Value at end of period	$15.20	$15.94	$15.01	$12.34	$11.23	$11.65	$10.65	$8.91	$11.94	$11.84
Number of accumulation units outstanding at end of period	296,881	394,473	162,237	94,863	91,291	111,118	139,616	122,185	61,472	37,243
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.84	$10.23
Value at end of period	$10.32	$10.84
Number of accumulation units outstanding at end of period	433,327	430,846
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.45	$15.30	$11.70	$10.46	$10.95	$9.97	$8.23	$12.44	$12.42	$10.97
Value at end of period	$15.59	$16.45	$15.30	$11.70	$10.46	$10.95	$9.97	$8.23	$12.44	$12.42
Number of accumulation units outstanding at end of period	178,923	170,356	175,434	149,976	156,097	161,053	180,266	153,810	85,811	81,382
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$19.81	$20.10	$21.83	$18.77	$23.52	$20.02	$11.95	$25.12	$18.58	$14.01
Value at end of period	$16.29	$19.81	$20.10	$21.83	$18.77	$23.52	$20.02	$11.95	$25.12	$18.58
Number of accumulation units outstanding at end of period	113,158	116,394	178,001	188,178	139,259	154,288	231,109	211,142	262,409	112,578
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$17.00	$15.14	$11.78	$10.05	$10.11	$8.42	$6.86	$10.32
Value at end of period	$16.09	$17.00	$15.14	$11.78	$10.05	$10.11	$8.42	$6.86
Number of accumulation units outstanding at end of period	126,329	145,708	180,404	168,682	140,398	103,224	18,745	8,263
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$19.11	$18.06	$13.31	$11.48	$11.92	$9.63	$7.75	$11.32	$11.80	$10.36
Value at end of period	$17.97	$19.11	$18.06	$13.31	$11.48	$11.92	$9.63	$7.75	$11.32	$11.80
Number of accumulation units outstanding at end of period	126,989	129,529	137,081	129,591	102,204	138,812	139,793	101,227	152,984	91,491
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$19.67	$19.32	$16.57	$14.66	$13.76	$12.37	$9.83	$14.09	$13.16	$11.10
Value at end of period	$20.43	$19.67	$19.32	$16.57	$14.66	$13.76	$12.37	$9.83	$14.09	$13.16
Number of accumulation units outstanding at end of period	144,758	155,999	158,384	211,745	156,962	149,109	127,893	175,050	147,370	75,553
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$16.60	$16.65	$13.44	$11.34	$12.68	$11.21	$8.24	$14.18	$13.65	$11.89
Value at end of period	$16.83	$16.60	$16.65	$13.44	$11.34	$12.68	$11.21	$8.24	$14.18	$13.65
Number of accumulation units outstanding at end of period	131,627	106,859	108,664	110,885	105,921	97,880	103,453	114,372	113,785	85,021
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$18.34	$16.75	$14.03	$12.55	$12.49	$11.22	$8.62	$12.18	$11.95	$10.68
Value at end of period	$18.85	$18.34	$16.75	$14.03	$12.55	$12.49	$11.22	$8.62	$12.18	$11.95
Number of accumulation units outstanding at end of period	1,553,552	1,411,802	1,482,054	1,350,382	1,453,927	1,567,788	2,019,408	2,081,471	1,498,910	1,019,681
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.33	$14.61	$11.53	$10.08	$10.41	$9.28	$7.60	$12.10	$12.03	$10.34
Value at end of period	$13.94	$15.33	$14.61	$11.53	$10.08	$10.41	$9.28	$7.60	$12.10	$12.03
Number of accumulation units outstanding at end of period	302,139	329,524	317,948	307,832	305,386	291,425	271,137	261,369	246,366	168,481
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.46	$13.66	$10.07	$8.69	$9.02	$7.92	$5.69	$10.11	$10.07
Value at end of period	$15.61	$14.46	$13.66	$10.07	$8.69	$9.02	$7.92	$5.69	$10.11
Number of accumulation units outstanding at end of period	168,766	93,437	100,295	67,749	89,433	49,172	39,025	22,538	20,546

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Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$13.86	$14.35	$12.85	$11.08	$12.95	$11.65	$8.67	$17.59	$14.94	$12.34
Value at end of period	$13.40	$13.86	$14.35	$12.85	$11.08	$12.95	$11.65	$8.67	$17.59	$14.94
Number of accumulation units outstanding at end of period	79,756	72,653	70,073	84,838	82,372	87,474	114,812	132,143	132,849	40,606
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$10.47	$11.51	$9.83	$8.48	$9.90	$9.33	$7.25	$12.50	$11.11	$9.78
Value at end of period	$9.86	$10.47	$11.51	$9.83	$8.48	$9.90	$9.33	$7.25	$12.50	$11.11
Number of accumulation units outstanding at end of period	416,409	440,779	447,193	479,939	224,776	219,302	256,478	198,346	71,973	17,408
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$13.90	$14.64	$11.48	$9.65	$10.48	$9.96	$7.71	$13.09	$13.09	$11.00
Value at end of period	$12.55	$13.90	$14.64	$11.48	$9.65	$10.48	$9.96	$7.71	$13.09	$13.09
Number of accumulation units outstanding at end of period	130,976	141,732	117,764	146,940	109,732	119,201	140,460	144,652	165,437	98,177

Access – 28769                                                                                                                            A-13

Appendix B

The Investment Portfolios

The following investment portfolios are closed to new premiums and transfers. Contract owners who have value in any of the closed investment portfolios may leave their contract value in these investments.

Closed Investment Portfolios
Columbia Small Cap Value Fund (Class B)	Voya International Index Portfolio (Class S)
ProFund VP Bull	Voya Large Cap Growth Portfolio (Class S)
ProFund VP Europe 30	Voya Limited Maturity Bond Portfolio (Class S)
ProFund VP Rising Rates Opportunity	Voya SmallCap Opportunities Portfolio (Class S)
Voya Global Equity Portfolio (Class S)*	VY® Clarion Global Real Estate Portfolio (Class S)
Voya Growth and Income Portfolio (Class S)	VY® Clarion Real Estate Portfolio (Class S)
Voya Index Plus LargeCap Portfolio (Class S)	VY® Columbia Small Cap Value II Portfolio (Class S)
Voya Index Plus MidCap Portfolio (Class S)	VY® Invesco Equity and Income Portfolio (Class S)
Voya Index Plus SmallCap Portfolio (Class S)	VY® JPMorgan Mid Cap Value Portfolio (Class S)

Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract, plus any Fixed Interest Allocation that is available. The investment portfolios that are currently available for allocation are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in them. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Fund prospectuses may be obtained free of charge, from Customer Service at the address and telephone number listed in the prospectus, by accessing the SEC’s website or by contacting the SEC Public Reference Room. If you received a summary prospectus for any of the funds available through your Contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the Contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “fund of funds.” Funds offered in a fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

*   Prior to May 1, 2016, this investment portfolio was knows as the Voya Global Value Advantage Portfolio.

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Fund Name Investment Adviser/Subadviser	Investment Objective
BlackRock Global Allocation V.I. Fund Investment Adviser: BlackRock Advisors, LLC	Seeks high total investment return.
Voya EURO STOXX 50® Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the EURO STOXX 50® Index.
Voya FTSE 100 Index® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the FTSE 100 Index®.
Voya Global Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya Global Perspectives® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.
Voya Government Liquid Assets Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks high level of current income consistent with the preservation of capital and liquidity.
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Hang Seng Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Hang Seng Index.
Voya High Yield Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.

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Fund Name Investment Adviser/Subadviser	Investment Objective
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted International Index.
Voya Japan TOPIX Index® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Tokyo Stock Price Index®.
Voya Large Cap Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

Voya Multi-Manager Large Cap Core Portfolio

Investment Adviser:  Directed Services LLC

Subadviser:  Columbia Management Investment Advisers, LLC and The London Company of Virginia d/b/a The London Company

Seeks reasonable income and capital growth.
Voya Retirement Conservative Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other Voya Retirement Portfolios.
Voya Retirement Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Growth Portfolio.

Access – 28769                                                                                    B-3

Fund Name Investment Adviser/Subadviser	Investment Objective
Voya Retirement Moderate Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.

Voya Retirement Moderate Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.

Voya Russell™ Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.
Voya Solution Moderately Aggressive Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital growth through a diversified asset allocation strategy.

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Fund Name Investment Adviser/Subadviser	Investment Objective
Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Barclays U.S. Aggregate Bond Index.
VY® Baron Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® BlackRock Inflation Protected Bond Portfolio Investment Adviser: Directed Services LLC Subadviser: BlackRock Financial Management Inc.	A non-diversified Portfolio that seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
VY® Columbia Contrarian Core Portfolio Investment Adviser: Directed Services LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return, consisting of long-term capital appreciation and current income.

VY® FMR® Diversified Mid Cap Portfolio*

Investment Adviser:  Directed Services LLC

Subadviser:  Fidelity Management & Research Company

*  FMR is a registered service mark of Fidelity Management & Research Company. Used with permission.

Seeks long-term growth of capital.
VY® Franklin Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Franklin Advisers, Inc.	Seeks to maximize income while maintaining prospects for capital appreciation.
VY® Invesco Comstock Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks total return, consisting of long-term capital appreciation and current income.
VY® Invesco Growth and Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.

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Fund Name Investment Adviser/Subadviser	Investment Objective
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long-term.
VY® Morgan Stanley Global Franchise Portfolio Investment Adviser: Directed Services LLC Subadviser: Morgan Stanley Investment Management Inc.	A non-diversified Portfolio that seeks long-term capital appreciation.
VY® Oppenheimer Global Portfolio Investment Adviser: Directed Services LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital through investments in stocks.
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
VY® T. Rowe Price International Stock Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
VY® Templeton Foreign Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.

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Fund Name Investment Adviser/Subadviser	Investment Objective
VY® Templeton Global Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation. Current income is only an incidental consideration.

HSI is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Index are proprietary to Hang Seng Data Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by Voya Investment Management Co. LLC and Voya Investments, LLC in connection with the Voya Hang Seng Portfolio (the “product”), but neither Hang Seng Indexes Company Limited nor Hang Seng Data Services Limited warrants or represents or guarantees to any broker or holder of the product or any other person:  (1) the accuracy or completeness of any of the Index and its computation or any information related thereto; or (2) the fitness or suitability for any purpose of any of the Index or any component or data comprised in it; or (3) the results which may be obtained by any person from the use of any of the Index or any component or data comprised in it for any purpose, and no warranty or representation or guarantee of any kind whatsoever relating to the Index is given or may be implied. The process and basis of computation and compilation of the Index and any of the related formula or formulae, constituent stocks and factors may at any time be changed or altered by Hang Seng Indexes Company Limited without notice.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED:  (1) IN RESPECT OF THE USE OF AND/OR REFERENCE TO THE INDEX BY VOYA INVESTMENT MANAGEMENT CO. LLC AND VOYA INVESTMENTS, LLC IN CONNECTION WITH THE PRODUCT; OR (2) FOR ANY INACCURACIES, OMISSIONS, MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX; OR (3) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY ANY OTHER PERSON; OR (4) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON DEALING WITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED IN CONNECTION WITH THE PRODUCT IN ANY MANNER WHATSOEVER BY ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT. ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT DOES SO THEREFORE IN FULL KNOWLEDGE OF THIS DISCLAIMER AND CAN PLACE NO RELIANCE WHATSOEVER ON HANG SENG INDEXES COMPANY LIMITED AND HANG SENG DATA SERVICES LIMITED. FOR THE AVOIDANCE OF DOUBT, THIS DISCLAIMER DOES NOT CREATE ANY CONTRACTUAL OR QUASI-CONTRACTUAL RELATIONSHIP BETWEEN ANY BROKER, HOLDER OR OTHER PERSON AND HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED AND MUST NOT BE CONSTRUED TO HAVE CREATED SUCH RELATIONSHIP.

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Appendix C

Fixed Account I

The Fixed Account I (“Fixed Account”) is an optional fixed interest allocation offered during the accumulation phase of your variable annuity Contract. The Fixed Account, which is a segregated asset account of VIAC, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods that may vary by maturity, state of issue and rate. In addition, we may offer dollar cost averaging Fixed Interest Allocations, which are six-month and one-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by VIAC, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a Market Value Adjustment. A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return your Contract for a refund as described in the prospectus.

The Fixed Account

You may allocate premium payments and transfer your contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

Guaranteed Interest Rates

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for Fixed Account I.

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Transfers from a Fixed Interest Allocation

You may transfer your contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of VIAC’s Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire contract value in such Fixed Interest Allocation to the Voya Government Liquid Assets Portfolio, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect.

Withdrawals from a Fixed Interest Allocation

During the accumulation phase, you may withdraw a portion of your contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect.

Market Value Adjustment

A Market Value Adjustment may decrease, increase or have no effect on your contract value. We will apply a Market Value Adjustment:  (1) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program); and (2) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Contract Value in the Fixed Interest Allocations

On the contract date, the contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of contract value in each Fixed Interest Allocation as follows:

1)  We take the contract value in the Fixed Interest Allocation at the end of the preceding business day;

2)  We credit a daily rate of interest on 1) at the guaranteed rate since the preceding business day;

3)  We add 1) and 2);

4)  We subtract from 3) any transfers from that Fixed Interest Allocation; and

5)  We subtract from 4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for Fixed Account I.

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Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations and any Market Value Adjustment. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows:  (1) we start with your contract value; (2) we adjust for any Market Value Adjustment; and (3) we deduct any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations

You may elect to participate in our dollar cost averaging program from a Fixed Account Interest Allocation with a guaranteed interest period of one year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to six months.

More Information

See the prospectus for Fixed Account I.

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Appendix D

Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by the Company. The Fixed Interest Division is part of the VIAC General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2016. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact Customer Service at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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Appendix E

Special Funds and Excluded Funds Examples

Example #1:  The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element (“7% MGDB”) of allocating your contract value to Special Funds.

7% MGDB if 50% invested in Special Funds				7% MGDB if 0% invested in Special Funds				7% MGDB if 100% invested in Special Funds

End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total
0	500	500	1,000	0	1,000	—	1,000	0	0	1,000	1,000
1	535	500	1,035	1	1,070	—	1,070	1	0	1,000	1,000
2	572	500	1,072	2	1,145	—	1,145	2	0	1,000	1,000
3	613	500	1,113	3	1,225	—	1,225	3	0	1,000	1,000
4	655	500	1,155	4	1,311	—	1,311	4	0	1,000	1,000
5	701	500	1,201	5	1,403	—	1,403	5	0	1,000	1,000
6	750	500	1,250	6	1,501	—	1,501	6	0	1,000	1,000
7	803	500	1,303	7	1,606	—	1,606	7	0	1,000	1,000
8	859	500	1,359	8	1,718	—	1,718	8	0	1,000	1,000
9	919	500	1,419	9	1,838	—	1,838	9	0	1,000	1,000
10	984	500	1,484	10	1,967	—	1,967	10	0	1,000	1,000

7% MGDB if transferred to Special Funds at the beginning of year 6				7% MGDB if transferred to Covered Funds at the beginning of year 6

End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total
0	1,000	—	1,000	0	—	1,000	1,000
1	1,070	—	1,070	1	—	1,000	1,000
2	1,145	—	1,145	2	—	1,000	1,000
3	1,225	—	1,225	3	—	1,000	1,000
4	1,311	—	1,311	4	—	1,000	1,000
5	1,403	—	1,403	5	—	1,000	1,000
6	—	1,403	1,403	6	1,070	—	1,070
7	—	1,403	1,403	7	1,145	—	1,145
8	—	1,403	1,403	8	1,225	—	1,225
9	—	1,403	1,403	9	1,311	—	1,311
10	—	1,403	1,403	10	1,403	—	1,403

Access – 28769                                                                                    E-1

Example #2:  The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element (“7% MGDB”) of allocating your contract value to Excluded Funds.

7% MGDB if 50% invested in Excluded Funds
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	7% MGDB	AV	7% MGDB	AV	Death Benefit
0	500	500	500	500	1,000	1,000	1,000
1	535	510	535	510	1,045	1,020	1,045
2	572	490	572	490	1,062	980	1,062
3	613	520	613	520	1,133	1,040	1,133
4	655	550	655	550	1,205	1,100	1,205
5	701	450	701	450	1,151	900	1,151
6	750	525	750	525	1,275	1,050	1,275
7	803	600	803	600	1,403	1,200	1,403
8	859	750	859	750	1,609	1,500	1,609
9	919	500	919	500	1,419	1,000	1,419
10	984	300	984	300	1,284	600	1,284

7% MGDB if 0% invested in Excluded Funds				7% MGDB if 100% invested in Excluded Funds
	Covered				Excluded
End of Yr	7% MGDB	AV	Death Benefit	End of Yr	7% MGDB”	AV	Death Benefit
0	1,000	1,000	1,000	0	1,000	1,000	1,000
1	1,070	1,020	1,070	1	1,070	1,020	1,020
2	1,145	980	1,145	2	1,145	980	980
3	1,225	1,040	1,225	3	1,225	1,040	1,040
4	1,311	1,100	1,311	4	1,311	1,100	1,100
5	1,403	900	1,403	5	1,403	900	900
6	1,501	1,050	1,501	6	1,501	1,050	1,050
7	1,606	1,200	1,606	7	1,606	1,200	1,200
8	1,718	1,500	1,718	8	1,718	1,500	1,500
9	1,838	1,000	1,838	9	1,838	1,000	1,000
10	1,967	600	1,967	10	1,967	600	600

Note:   AV are hypothetical illustrative values. Not a projection. “7% MGDB” for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (“AV”).

Access – 28769                                                                                    E-2

Transfer from Covered Funds to Excluded Funds at the beginning of year 6
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	7% MGDB	AV	7% MGDB	AV	Death Benefit
—	1,000	1,000	—	—	1,000	1,000	1,000
1	1,070	1,020	—	—	1,070	1,020	1,070
2	1,145	980	—	—	1,145	980	1,145
3	1,225	1,040	—	—	1,225	1,040	1,225
4	1,311	1,100	—	—	1,311	1,100	1,311
5	1,403	900	—	—	1,403	900	1,403
6	—	—	1,501	1,050	1,050	1,050	1,050
7	—	—	1,606	1,200	1,200	1,200	1,200
8	—	—	1,718	1,500	1,500	1,500	1,500
9	—	—	1,838	1,000	1,000	1,000	1,000
10	—	—	1,967	600	600	600	600

Note:    7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or proportional portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

Transfer from Excluded Funds to Covered Funds at the beginning of year 6
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	7% MGDB”	AV	7% MGDB	AV	Death Benefit
—	—	—	1,000	1,000	1,000	1,000	1,000
1	—	—	1,070	1,020	1,020	1,020	1,020
2	—	—	1,145	980	980	980	980
3	—	—	1,225	1,040	1,040	1,040	1,040
4	—	—	1,311	1,100	1,100	1,100	1,100
5	—	—	1,403	900	900	900	900
6	963	1,050	—	—	963	1,050	1,050
7	1,030	1,200	—	—	1,030	1,200	1,200
8	1,103	1,500	—	—	1,103	1,500	1,500
9	1,180	1,000	—	—	1,180	1,000	1,180
10	1,262	600	—	—	1,262	600	1,262

Note:    7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

Access – 28769                                                                                    E-3

Appendix F

Examples of Minimum Guaranteed Income Benefit Calculation

Example 1
Age		Contract without MGIB Rider	Contract with MGIB Rider after May 1, 2009	Contract with MGIB Rider between January 12, 2009 and May 1, 2009	Contract with MGIB Rider before January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	0.00%	0.00%	0.00%	0.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$100,000	$89,746	$89,188	$89,188
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$469.00	$420.91	$418.29	$418.29
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$100,000	$100,000	$100,000
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$746.78	$820.30	$871.45
	Income	$469.00	$746.78	$820.30	$871.45

Example 2
Age		Contract without MGIB Rider	Contract with MGIB Rider after May 1, 2009	Contract with MGIB Rider between January 12, 2009 and May 1, 2009	Contract with MGIB Rider before January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	3.00%	3.00%	3.00%	3.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$134,392	$122,674	$122,065	$122,065
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$630.30	$575.34	$572.48	$572.48
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$122,674	$122,065	$122,065
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$746.78	$820.30	$871.45
	Income	$630.30	$746.78	$820.30	$871.45

Access – 28769                                                                                    F-1

Example 3
Age		Contract without MGIB Rider	Contract with MGIB Rider after May 1, 2009	Contract with MGIB Rider between January 12, 2009 and May 1, 2009	Contract with MGIB Rider before January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	8.00%	8.00%	8.00%	8.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$215,892	$200,815	$200,449	$200,448
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$1,012.54	$941.82	$940.11	$940.10
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$200,815	$200,449	$200,448
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$837.40	$835.87	$887.98
	Income	$1,012.54	$941.82	$940.11	$940.10

Example 4
Age		Contract without MGIB Rider	Contract with MGIB Rider after May 1, 2009	Contract with MGIB Rider between January 12, 2009 and May 1, 2009	Contract with MGIB Rider before January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	9.78%	9.78%	9.78%	9.78%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$254,233	$236,719	$236,665	$236,238
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$1,192.35	$1,110.21	$1,109.96	$1,107.96
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$236,719	$236,665	$236,238
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$987.12	$986.89	$1,046.53
	Income	$1,192.35	$1,110.21	$1,109.96	$1,107.96

The Accumulation Rates shown under “Contract” are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges except the rider charge. Fees and charges are not assessed against the MGIB Rollup Rate.

Access – 28769                                                                                    F-2

Appendix G

Voya LifePay Plus and Voya Joint LifePay Plus Partial Withdrawal Amount Examples

The following example shows the adjustment to the Maximum Annual Withdrawal amount for a withdrawal before the Lifetime Withdrawal Phase has begun.

Illustration 1:  Adjustment to the Voya LifePay Plus Base for a withdrawal taken prior to the Lifetime Withdrawal Phase.

Assume the Annuitant is age 55 and the first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. Because the Voya LifePay Plus Rider is not yet eligible to enter the Lifetime Withdrawal Phase, there is no Maximum Annual Withdrawal and the entire withdrawal is considered excess.

If the Voya LifePay Plus Base and contract value before the withdrawal are $100,000 and $90,000, respectively, then the Voya LifePay Plus Base will be reduced by 3.33% ($3,000 / $90,000) to $96,667 ((1 – 3.33%) * $100,000).

Any additional withdrawals taken prior to the Annuitant reaching age 59½ will also result in an immediate proportional reduction to the Voya LifePay Plus Base.

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal.

Illustration 2:  Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the contract value before this withdrawal is $50,000, and the contract value is $49,500 after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Illustration 3:  A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

Access – 28769                                                                                    G-1

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4:  The Additional Withdrawal Amount at the end of the calendar year before it is withdrawn.

Assume the most recent contract date was July 1, 2007 and the Maximum Annual Withdrawal is $5,000. Also assume RMDs, applicable to this Contract, are $6,000 and $5,000 for 2008 and 2009 calendar years respectively.

Between July 1, 2007 and December 31, 2007, a withdrawal of $5,000 is taken which exhausts the Maximum Annual Withdrawal.

On January 1, 2008, the Additional Withdrawal Amount is set equal to the excess of the 2008 RMD above the existing Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000). Note that while the Maximum Annual Withdrawal has been exhausted, it is still used to calculate the Additional Withdrawal Amount.

The owner now has until December 31, 2009 to take the newly calculated Additional Withdrawal Amount of $1,000. The owner decides not to take the Additional Withdrawal Amount of $1,000 in 2008.

On January 1, 2009, the Additional Withdrawal Amount is set equal to the excess of the 2009 RMD above the existing Maximum Annual Withdrawal, $0 ($5,000 - $5,000). Note that the Additional Withdrawal Amount of $1,000 from the 2008 calendar year carries over into the 2009 calendar year and is available for withdrawal.

Illustration 5:  A withdrawal exceeds the Maximum Annual Withdrawal amount and the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $3,500 net, with $0 of surrender charges. Total net withdrawals taken, $8,000, exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, $6,000, and there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $8,000 ($3,000 + $1,500 + $3,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount ($8,000 - $6,000 = $2,000), and the amount of the current gross withdrawal ($3,500).

If the contract value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 4.12%  ($2,000 / $50,000 - $1,500)) to $4,794 ((1 - 4.12%) * $5,000).

Access – 28769                                                                                    G-2

Illustration 6:  Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the contract value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02%  ($1,000 / $49,500) to $4,899  ((1 - 2.02%) * $5,000).

Another withdrawal is taken during that same contract year in the amount of $500. Total gross withdrawals during the contract year are $6,500 ($3,000 + $1,500 + $1,500 + $500). The adjustment to the MAW is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,500, and the amount of the current gross withdrawal, $500.

If the contract value before this withdrawal is $48,500, then the Maximum Annual Withdrawal is reduced by 1.03% ($500 / $48,500) to $4,849  ((1 – 1.03%) * $4,899).

Access – 28769                                                                                    G-3

Appendix H

Examples of Fixed Allocation Funds Automatic Rebalancing

The following examples are designed to assist you in understanding how Fixed Allocation Funds Automatic Rebalancing works. The examples assume that there are no investment earnings or losses.

I. Subsequent Payments

A    Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 100% to Accepted Funds. No Fixed Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B    Assume that on Day 2, the owner deposits an additional payment of $500,000, bringing the total contract value to $600,000, and allocates this deposit 100% to Other Funds. Because the percentage allocated to the Fixed Allocation Funds (0%) is less than 30% of the total amount allocated to the Fixed Allocation Funds and the Other Funds, we will automatically reallocate $150,000 from the amount allocated to the Other Funds (30% of the $500,000 allocated to the Other Funds) to the Fixed Allocation Funds. Your ending allocations will be $100,000 to Accepted Funds, $150,000 to the Fixed Allocation Funds, and $350,000 to Other Funds.

II. Partial Withdrawals

A    Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 65% to Accepted Funds ($65,000), 30% to the Fixed Allocation Fund ($30,000), and 5% to Other Funds ($5,000). No Fixed Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B    Assume that on Day 2, the owner requests a partial withdrawal of $29,000 from the Fixed Allocation Fund. Because the remaining amount allocated to the Fixed Allocation Fund ($1,000) is less than 30% of the total amount allocated to the Fixed Allocation Fund and the Other Funds, we will automatically reallocate $800 from the Other Funds to the Fixed Allocation Fund, so that the amount allocated to the Fixed Allocation Fund ($1,800) is 30% of the total amount allocated to the Fixed Allocation Funds and Other Funds ($6,000).

Access – 28769                                                                                    H-1

Appendix I

Voya LifePay Plus and Voya Joint LifePay Plus

Important Note:

The information immediately below pertains to the form of the Voya LifePay Plus and Voya Joint LifePay Plus riders available for sale on and after April 28, 2008, through May 1, 2009, in states where approved (page I-8 for the Voya Joint LifePay Plus rider). If this form of the Voya LifePay Plus or Voya Joint LifePay Plus rider is not yet approved for sale in your state, or if you purchased a prior version, please see page I-16 for more information (page I-22 for the Voya Joint LifePay Plus rider).

Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider. The Voya LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals reduce your contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Eligibility. The annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 80 (owner and annuitant must age qualify). The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the rider effective date. The Voya LifePay Plus rider is subject to broker/dealer availability. Please note that the Voya LifePay Plus rider will not be issued until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

Contracts issued on and after November 1, 2004, are eligible for the Voya LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have a living benefit rider. Or if your Contract already has the Voya LifePay or Voya LifePay Plus rider, then you may be eligible to elect this version of the Voya LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact Customer Service for more information.

Rider Effective Date. The rider effective date is the date that coverage under the Voya LifePay Plus rider begins. If you purchase the Voya LifePay Plus rider when the Contract is issued, the rider effective date is also the contract date. If the Voya LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

Charge. The charge for the Voya LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.30%	0.85%

This quarterly charge is a percentage of the Voya LifePay Plus Base. The current annual charge is 0.75% if this rider was purchased before January 12, 2009. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date. The charge will be assessed proportionately when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the Voya LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. Before January 12, 2009, we reserve the right to increase the charge for the Voya LifePay Plus rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five contract years. For more information about how this rider works, please see “LIVING BENEFIT RIDERS – Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider.”

Access – 28769                                                                                    I-1

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C.

No Cancellation. Once you purchase the Voya LifePay Plus rider, you may not cancel it unless you:  (1) cancel the Contract during the Contract’s free look period; (2) surrender the Contract; (3) begin the income phase and start receiving annuity payments; or (4) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the Voya LifePay Plus rider.

Termination. The Voya LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:  (1) terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract or begin receiving income phase payments in lieu of payments under the Voya LifePay Plus rider; or (2) die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if the contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract. The Voya LifePay Plus rider also terminates with a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the Voya LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the Voya LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the Voya LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The Voya LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the Voya LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The guarantee continues when the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since contract value would be zero) until the annuitant’s death. The Voya LifePay Plus Base is eligible for Annual Ratchets and 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009), and subject to adjustment for any Excess Withdrawals. The Voya LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The Voya LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The Voya LifePay Plus rider allows for spousal continuation.

Voya LifePay Plus Base. The Voya LifePay Plus Base is first calculated when you purchase the Voya LifePay Plus rider:  (1) on the contract date – equal to the initial premium; or(2) after the contract date – equal to the contract value on the effective date of the rider.

The Voya LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums. We refer to the Voya LifePay Plus Base as the MGWB Base in the Voya LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the Voya LifePay Plus Base. These withdrawals will not incur a negative Market Value Adjustment associated with any Fixed Account Allocations.

Say, for example, the current contract value is $90,000 on a Contract with the Voya LifePay Plus rider in the Lifetime Withdrawal Phase. The Voya LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the contract value to $85,000, the Voya LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

Access – 28769                                                                                    I-2

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal is also a withdrawal after spousal continuation of the Contract but before the Voya LifePay Plus rider’s guarantees resume, which occurs on the next quarterly contract anniversary following spousal continuation. An Excess Withdrawal will cause a proportional reduction of the Voya LifePay Plus Base – in the same proportion as contract value is reduced by the portion of the withdrawal that is considered excess or by a Market Value Adjustment associated with any Fixed Account Allocations (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the Voya LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The Voya LifePay Plus Base is recalculated on each contract anniversary – to equal the greater of: (1) the current Voya LifePay Plus Base; or (2) the current contract value. We call this recalculation the Annual Ratchet.

If this rider was purchased before January 12, 2009, the Voya LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date). We call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the Voya LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the Voya LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the Voya LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.”  Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

If this rider was purchased before January 12, 2009, we reserve the right to increase the charge for this rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of the rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. Canceling a forthcoming Quarterly Ratchet to avoid the charge increase will have the same outcome.

6% Compounding Step-Up. The Voya LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of:  (1) the current Voya LifePay Plus Base; (2) the current contract value; and (3) the Voya LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any premiums received and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 6% Compounding Step-Up.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up.

Please note that there are no partial 6% Compounding Step-Ups. The 6% Compounding Step-Up is not assessed proportionately. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a 6% Compounding Step-Up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up. The 7% Compounding Step-Up is not assessed proportionately.

Say, for example, that with a Contract purchased on January 1, 2007, the contract owner decides to add the Voya LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the Voya LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a Step-up with this Contract is on January 1, 2009.

Access – 28769                                                                                    I-3

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the annuitant is age 59½. On this date, the Voya LifePay Plus Base is recalculated to equal the greater of the current Voya LifePay Plus Base or the current contract value. The Lifetime Withdrawal Phase will continue until the earliest of:

•      The date annuity payments begin (see “THE ANNUITY OPTIONS”);

•      Reduction of the contract value to zero by an Excess Withdrawal;

•      Reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

•      Surrender of the Contract; or

•      The death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

The Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the Voya LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the Annuitant’s age, multiplied by the Voya LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65 to 75
6%	76 to 79
7%	80+

If this rider was purchased before January 12, 2009, the Maximum Annual Withdrawal Percentages are:

Ages
5%	59½ to 69
6%	70 to 79
7%	80+

The Maximum Annual Withdrawal is thereafter recalculated whenever the Voya LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or 6% Compounding Step-Up (Quarterly Ratchet or 7% Compounding Step-Up if this rider was purchased before January 12, 2009). Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the annuitant grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract value is greater than the Voya LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the Voya LifePay Plus Base will be set equal to the Contract value. The greater the Voya LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the Voya LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time. Also, if the Contract’s annuity commencement date is reached while the Voya LifePay Plus rider is in the Lifetime Withdrawal Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal. For more information about the Contract’s annuity options, see “THE ANNUITY OPTIONS.”

Required Minimum Distributions. The Voya LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a proportional reduction of the Voya LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See APPENDIX G, Illustration 3 for an example.

Access – 28769                                                                                    I-4

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a proportional reduction of the Voya LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See APPENDIX G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets (Quarterly Ratchets if this rider was purchased before January 12, 2009) or upon spousal continuation of the Voya LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status. The Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your contract value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your contract value to be reduced to zero will terminate the Voya LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status:  (1) the Contract will provide no further benefits (including death benefits) other than as provided under the Voya LifePay Plus rider; (2) no further premium payments will be accepted; and (3) any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

If when the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the contract anniversary on or after the annuitant is age 59 ½. During this time, the Voya LifePay Plus rider’s death benefit remains payable upon the annuitant’s death. Also, the Voya LifePay Plus Base remains eligible for the 6% Compounding Step-Ups (7% Compounding Step-Ups if this rider was purchased before January 12, 2009). Once the Voya LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the annuitant’s age, multiplied by the Voya LifePay Plus Base.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on the next business day following each contract anniversary.

Investment Option Restrictions. While the Voya LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such Contract value in the Fixed Allocation Funds, which percentage depends on the rider’s purchase date:

Rider Purchase Date	Fixed Allocation Fund Percentage
Currently	30%
Before January 12, 2009	25%
Before October 6, 2008	20%

Access – 28769                                                                                    I-5

See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The Voya LifePay Plus rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. No rebalancing is necessary when contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to contract value allocated to such investment portfolios after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your contract value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than the specified percentage noted above of the total contract value allocated among the Fixed Allocation Funds and Other Funds on any Voya LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that the specified percentage of this amount is allocated to the Fixed Allocation Funds. The specified percentage depends on the rider’s purchase date. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The Voya LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

•      Receipt of additional premiums;

•      Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•      Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the Voya LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Voya LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Death of Owner or Annuitant. The Voya LifePay Plus rider terminates (with the rider’s charges assessed proportionately) on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner. Also, an Voya LifePay Plus rider that is in Lifetime Automatic Periodic Benefit Status terminates on the date of the annuitant’s death.

Voya LifePay Plus Death Benefit Base. The Voya LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The Voya LifePay Plus Death Benefit Base is first calculated when you purchase the Voya LifePay Plus rider:  (1) on the contract date – equal to the initial premium; or (2) after the contract date – equal to the contract value on the rider effective date.

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The Voya LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums and subject to any withdrawal adjustments. The Voya LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The Voya LifePay Plus Death Benefit Base is subject to a proportional reduction for an Excess Withdrawal. Please see “Voya LifePay Plus Base - Withdrawals and Excess Withdrawals” above for more information.

There is no additional charge for the death benefit associated with the Voya LifePay Plus rider. Please note that the Voya LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009).

In the event the Voya LifePay Plus Death Benefit Base is greater than zero when the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the Voya LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the Voya LifePay Plus Death Benefit Base being reduced to zero or the annuitant’s death. Upon the annuitant’s death, any remaining Voya LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “DEATH BENEFIT CHOICES – Continuation After Death – Spouse”), the rider will also continue, provided the spouse becomes the annuitant and sole owner. At the time the Contract is continued, the Voya LifePay Plus Base is recalculated to equal the contract value, inclusive of the guaranteed death benefit – UNLESS the continuing spouse is a joint owner and the original annuitant, OR the Lifetime Withdrawal Phase has not yet begun. In this case, the Voya LifePay Plus Base is recalculated to equal the greater of:  (1) the contract value, inclusive of the guaranteed death benefit; and(2) the last calculated Voya LifePay Plus Base, subject to a proportional adjustment for any withdrawals before spousal continuation. Regardless, the Voya LifePay Plus rider’s guarantees resume on the next quarterly contract anniversary following spousal continuation. Any withdrawals after spousal continuation of the Contract but before the Voya LifePay Plus rider’s guarantees resume are Excess Withdrawals. The Voya LifePay Plus rider remains eligible for the Annual Ratchet upon recalculation of the Voya LifePay Plus Base (Quarterly Ratchets if this rider was purchased before January 12, 2009).

The Maximum Annual Withdrawal is also recalculated at the same time as the Voya LifePay Plus Base; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the annuitant is age 59½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the new annuitant’s age, multiplied by the Voya LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the Voya LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the contract value is greater than the Voya LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the Voya LifePay Plus Base will be set equal to the contract value before the Maximum Annual Withdrawal is first calculated. Also, upon spousal continuation, the Voya LifePay Plus Death Benefit Base equals the Voya LifePay Plus Death Benefit Base before the owner’s death, subject to any proportional adjustment for any withdrawals before spousal continuation of the rider.

Contrary to the Voya Joint LifePay Plus rider, spousal continuation of the Voya LifePay Plus rider would likely NOT take effect at the same time as the Contract is continued. As noted above, the Voya LifePay Plus rider provides for spousal continuation only a quarterly contract anniversary (subject to the spouse becoming the annuitant and sole owner). So if you are concerned about the availability of benefits being interrupted with spousal continuation of the Voya LifePay Plus rider, you might instead want to purchase the Voya Joint LifePay Plus rider.

Change of Owner or Annuitant. The Voya LifePay Plus rider terminates (with the rider’s charge pro-rated) upon any ownership change or change of annuitant, except for:

•      Spousal continuation as described above;

•      Change of owner from one custodian to another custodian;

•      Change of owner from a custodian for the benefit of an individual to the same individual;

•      Change of owner from an individual to a custodian for the benefit of the same individual;

•

Access – 28769                                                                                    I-7

•      Collateral assignments;

•      Change in trust as owner where the individual owner and the grantor of the trust are the same individual;

•      Change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual;

•      Change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual; and

•      Change of owner pursuant to a court order.

Surrender Charges. This Contract does not deduct any surrender charges on withdrawals.

Loans. No loans are permitted on Contracts with the Voya LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the Voya LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Important Note:

The below information pertains to the form of the Voya Joint LifePay Plus rider available for sale beginning on and after April 28, 2008 through May 1, 2009, in states where approved. If this form of the Voya Joint LifePay Plus rider is not yet approved for sale in your state, or if you purchased a prior version, please see Page I-22.

Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay Plus”) Rider. The Voya Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals reduce your contract value to zero. You may wish to purchase this rider if you are married and concerned that you and your spouse may outlive your income.

Eligibility. The Voya Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase (spouses) and eligible to elect spousal continuation (as defined by the Tax Code) of the Contract when the death benefit becomes payable, subject to the owner, annuitant and beneficiary requirements below. The maximum issue age is 80. Both spouses must meet the issue age requirement. The issue age is the age of each owner on the rider effective date. The Voya Joint LifePay Plus rider is subject to broker/dealer availability. Please note that the Voya Joint LifePay Plus rider will not be issued unless the required owner, annuitant and beneficiary designations are met, and until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

Contracts issued on and after November 1, 2004, are eligible for the Voya Joint LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have a living benefit rider. Or if your Contract already has the Voya Joint LifePay or Voya Joint LifePay Plus rider, then you may be eligible to elect this version of the Voya Joint LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact Customer Service for more information.

Owner, Annuitant and Beneficiary Designations. For nonqualified Contracts:  (1) joint owners must be spouses, and one of the owners the annuitant; and (2) for a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary. For qualified Contracts, there may only be one owner who must also be the annuitant, and then the owner’s spouse must also be the sole primary beneficiary. Non-natural, custodial owners are only allowed with IRAs. Owner and beneficiary designations for custodial IRAs must be the same as for any other qualified Contract. The annuitant must be the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and owner’s spouse. We do not maintain individual owner and beneficiary designations for custodial IRAs. In no event are joint annuitants allowed. We reserve the right to verify the date of birth and social security number of both spouses.

Rider Effective Date. The rider effective date is the date that coverage under the Voya Joint LifePay Plus rider begins. If you purchase the Voya Joint LifePay Plus rider when the Contract is issued, the rider effective date is also the contract date. If the Voya Joint LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

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Active Spouse. An Active Spouse is the person (people) upon whose life and age the guarantees are calculated under the Voya Joint LifePay Plus rider. There must be two Active Spouses when you purchase the Voya Joint LifePay Plus rider, who are married to each other and either are joint owners, or for a Contract with only one owner, the spouse must be the sole primary beneficiary. You cannot add an Active Spouse after the rider effective date. In general, changes in ownership of the Contract, the annuitant and/or beneficiary would result in one spouse being deactivated (the spouse is thereafter inactive). An inactive spouse is not eligible to exercise any rights or receive any benefits under the Voya Joint LifePay Plus rider, including continuing the Voya Joint LifePay Plus rider upon spousal continuation of the Contract. Once an Active Spouse is deactivated, the spouse may not become an Active Spouse again. Specific situations that would result in a spouse being deactivated include:

•      For nonqualified Contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an Active Spouse;

•      For nonqualified Contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an Active Spouse or any change of beneficiary (including the addition of primary beneficiaries); or

•      The spouse’s death.

An owner may also request that a spouse be deactivated. Both owners must agree when there are joint owners. However, all charges for the Voya Joint LifePay Plus rider would continue to apply, even after a spouse is deactivated, regardless of the reason. So please be sure to understand the impact of any beneficiary or owner changes on the Voya Joint LifePay Plus rider before requesting any changes. Also, please note that a divorce terminates the ability of an ex-spouse to continue the Contract. See “Divorce” below for more information.

Charge. The charge for the Voya Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.50%	1.05%

This quarterly charge is a percentage of the Voya LifePay Plus Base. The current annual charge is 0.95% if this rider was purchased before January 12, 2009. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date. The charge will be assessed proportionately when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the Voya Joint LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. Before January 12, 2009, we reserve the right to increase the charge for the Voya Joint LifePay Plus rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five contract years. For more information about how this rider works, please see “LIVING BENEFIT RIDERS – Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit Rider.”

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C.

No Cancellation. Once you purchase the Voya Joint LifePay Plus rider, you may not cancel it unless you:  (1) cancel the Contract during the Contract’s free look period; (2) surrender the Contract; (3) begin the income phase and start receiving annuity payments; or (4) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the Voya Joint LifePay Plus rider.

Access – 28769                                                                                    I-9

Termination. The Voya Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:  terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract or begin receiving income phase payments in lieu of payments under the Voya Joint LifePay Plus rider; or die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract (and your spouse is an Active Spouse). The Voya Joint LifePay Plus rider also terminates with a change in contract ownership (other than a spousal beneficiary continuation on your death by an Active Spouse). Other circumstances that may cause the Voya Joint LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the Voya Joint LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the Voya Joint LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The Voya Joint LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the Voya LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The guarantee continues when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since contract value would be zero) until the last Active Spouse’s death. The Voya LifePay Plus Base is eligible for Annual Ratchets and 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009), and subject to adjustment for any Excess Withdrawals. The Voya Joint LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The Voya Joint LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The Voya Joint LifePay Plus rider allows for spousal continuation.

Voya LifePay Plus Base. The Voya LifePay Plus Base is first calculated when you purchase the Voya Joint LifePay Plus rider:  (1) on the contract date – equal to the initial premium; or (2) after the contract date – equal to the contract value on the effective date of the rider.

The Voya LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums. We refer to the Voya LifePay Plus Base as the MGWB Base in the Voya Joint LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the Voya LifePay Plus Base. These withdrawals will not incur a negative Market Value Adjustment associated with any Fixed Account Allocations.

Say, for example, the current contract value is $90,000 on a Contract with the Voya Joint LifePay Plus rider in the Lifetime Withdrawal Phase. The Voya LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the contract value to $85,000, the Voya LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal will cause a proportional reduction of the Voya LifePay Plus Base – in the same proportion as contract value is reduced by the portion of the withdrawal that is considered excess or by a Market Value Adjustment associated with any Fixed Account Allocations (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the Voya Joint LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The Voya LifePay Plus Base is recalculated on each contract anniversary – to equal the greater of:  (1) the current Voya LifePay Plus Base; or (2) the current contract value. We call this recalculation Annual Ratchet.

Access – 28769                                                                                    I-10

If this rider was purchased before January 12, 2009, the Voya LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date). We call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the Voya Joint LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the Voya Joint LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the Voya LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.”  Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

If this rider was purchased before January 12, 2009, we reserve the right to increase the charge for this rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of the rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. Canceling a forthcoming Quarterly Ratchet to avoid the charge increase will have the same outcome.

6% Compounding Step-Up. The Voya LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of:  (1) the current Voya LifePay Plus Base; (2) the current contract value; and (3) the Voya LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any premiums received and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 6% Compounding Step-Up.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up.

Please note that there are no partial 6% Compounding Step-Ups. The 6% Compounding Step-Up is not assessed proportionately. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a 6% Compounding Step-Up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call the 7% Compounding Step-Up. The 7% Compounding Step-Up is not assessed proportionately.

Say, for example, that with a Contract purchased on January 1, 2007, the contract owner decides to add the Voya Joint LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the Voya LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the youngest Active Spouse is age 59½. On this date, the Voya LifePay Plus Base is recalculated to equal the greater of the current Voya LifePay Plus Base or the current contract value. The Lifetime Withdrawal Phase will continue until the earliest of:

•      The date annuity payments begin (see “THE ANNUITY OPTIONS”);

•      Reduction of the contract value to zero by an Excess Withdrawal;

•      Reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

•      Surrender of the Contract;

•      The death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary is an Active Spouse who elects to continue the Contract; or

•      The last Active Spouse dies.

The Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Access – 28769                                                                                    I-11

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the Voya Joint LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the younger Active Spouse’s age, multiplied by the Voya LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65 to 75
6%	76 to 79
7%	80+

If this rider was purchased before January 12, 2009, the Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65 to 69
6%	70 to 79
7%	80+

The Maximum Annual Withdrawal is thereafter recalculated whenever the Voya LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or a 6% Compounding Step-Up (Quarterly Ratchet or 7% Compounding Step-Up if this rider was purchased before January 12, 2009). Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the younger Active Spouse grows older.

In the event on the date the Lifetime Withdrawal Phase begins the contract value is greater than the Voya LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the Voya LifePay Plus Base will be set equal to the contract value. The greater the Voya LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the Voya Joint LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time. Also, if the Contract’s annuity commencement date is reached while the Voya Joint LifePay Plus rider is in the Lifetime Withdrawal Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal. For more information about the Contract’s annuity options, see “THE ANNUITY OPTIONS.”

Required Minimum Distributions. The Voya Joint LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a proportional reduction of the Voya LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See APPENDIX G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a proportional reduction of the Voya LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See APPENDIX G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets (Quarterly Ratchets if this rider was purchased before January 12, 2009) or upon spousal continuation of the Voya Joint LifePay Plus Rider.

Access – 28769                                                                                    I-12

Lifetime Automatic Periodic Benefit Status. The Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your contract value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your contract value to be reduced to zero will terminate the Voya Joint LifePay Plus rider.)  You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status:  (1) the Contract will provide no further benefits (including death benefits) other than as provided under the Voya Joint LifePay Plus rider; (2) no further premium payments will be accepted; and (3) any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the last Active Spouse at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the last Active Spouse’s death.

If when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the contract anniversary on or after the youngest Active Spouse is age 59½. During this time, the Voya Joint LifePay Plus rider’s death benefit remains payable upon the last Active Spouse’s death. Also, the Voya LifePay Plus Base remains eligible for the 6% Compounding Step-Ups (7% Compounding Step-Ups if this rider was purchased before January 12, 2009). Once the Voya Joint LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the youngest Active Spouse’s age, multiplied by the Voya LifePay Plus Base. If an Active Spouse were to die while Lifetime Automatic Periodic Benefit Status is deferred, then when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, and the annual amount of the periodic payments, would be based on the remaining Active Spouse’s age.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on the next business day following each contract anniversary.

Investment Option Restrictions. While the Voya Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such contract value in the Fixed Allocation Funds, which depends on the rider’s purchase date.

Rider Purchase Date	Fixed Allocation Fund Percentage
Currently	30%
Before January 12, 2009	25%
Before October 6, 2008	20%

See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The Voya Joint LifePay Plus rider will not be issued until your contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. No rebalancing is necessary when contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to contract value allocated to such funds after the date of the change.

Access – 28769                                                                                    I-13

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your contract value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All investment portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than the specified percentage of the total contract value allocated among the Fixed Allocation Funds and Other Funds on any Voya Joint LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that the specified percentage of this amount is allocated to the Fixed Allocation Funds. The specified percentage depends on the rider’s purchase date. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The Voya Joint LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

•      Receipt of additional premiums;

•      Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•      Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.”  By electing to purchase the Voya Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Voya Joint LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the Voya Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during the Lifetime Withdrawal Phase, the Voya Joint LifePay Plus rider would continue until the owner’s death (first owner in the case of joint owners, or annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the Voya Joint LifePay Plus rider cannot be continued by the new spouse. As a result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal would be considered a withdrawal for purposes of the Voya LifePay Plus Base. See “Voya LifePay Plus Base - Withdrawals and Excess Withdrawals” above. In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change in the amount of your periodic payments. Payments will continue until both spouses are deceased.

Death of Owner or Annuitant. The Voya Joint LifePay Plus rider terminates (with the rider’s charges assessed proportionately) on the earlier of the date of death of the last Active Spouse, or when the surviving spouse decides not to continue the Contract.

Voya LifePay Plus Death Benefit Base. The Voya Joint LifePay Plus rider has a death benefit that is payable upon the first owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The Voya LifePay Plus Death Benefit Base is first calculated when you purchase the Voya Joint LifePay Plus rider:  (1) on the contract date – equal to the initial premium; or (2) after the contract date – equal to the contract value on the rider effective date.

Access – 28769                                                                                    I-14

The Voya LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums and subject to any withdrawal adjustments. The Voya LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The Voya LifePay Plus Death Benefit Base is subject to a proportional reduction for an Excess Withdrawal. Please see “Voya LifePay Plus Base - Withdrawals and Excess Withdrawals” above for more information.

There is no additional charge for the death benefit associated with the Voya Joint LifePay Plus rider. Please note that the Voya LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009).

In the event the Voya LifePay Plus Death Benefit Base is greater than zero when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the Voya LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the Voya LifePay Plus Death Benefit Base being reduced to zero or the last Active Spouse’s death. Upon the last Active Spouse’s death, any remaining Voya LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “DEATH BENEFIT CHOICES – Continuation After Death – Spouse”), the rider will also continue, SO LONG AS the surviving spouse in an Active Spouse. At that time, the Voya LifePay Plus Base is recalculated to equal the greater of:  (1) the contract value, inclusive of the guaranteed death benefit; and (2) the last calculated Voya LifePay Plus Base, subject to a proportional adjustment for any withdrawals before spousal continuation.

The Maximum Annual Withdrawal is also recalculated; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the last Active Spouse is age 59½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the last Active Spouse’s age, multiplied by the Voya LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the Voya Joint LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the contract value is greater than the Voya LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the Voya LifePay Plus Base will be set equal to the contract value before the Maximum Annual Withdrawal is first calculated. Also, upon spousal continuation, the Voya LifePay Plus Death Benefit Base equals the Voya LifePay Plus Death Benefit Base before the owner’s death, subject to any proportional adjustment for any withdrawals before spousal continuation of the rider.

Change of Owner or Annuitant. The Voya Joint LifePay Plus rider terminates (with the rider’s charge assessed proportionately) upon an ownership change or change of annuitant, except for:

•      Spousal continuation as described above;

•      Change of owner from one custodian to another custodian;

•      Change of owner from a custodian for the benefit of an individual to the same individual (owner’s spouse must be named sole primary beneficiary to remain an Active Spouse);

•      Change of owner from an individual to a custodian for the benefit of the same individual;

•      Collateral assignments;

•      For nonqualified Contracts only, the addition of a joint owner, provided the added joint owner is the original owner’s spouse and is an Active Spouse when added as a joint owner;

•      For nonqualified Contracts only, the removal of a joint owner, provided the removed joint owner is an Active Spouse and becomes the sole primary beneficiary; and

•      Change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner, provided both spouses are Active Spouses at the time of the change.

Surrender Charges. This Contract does not deduct any surrender charges on withdrawals.

Loans. No loans are permitted on Contracts with the Voya Joint LifePay Plus rider.

Access – 28769                                                                                    I-15

Taxation. For more information about the tax treatment of amounts paid to you under the Voya Joint LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Important Note:

The information immediately below pertains to the form of the Voya LifePay Plus rider available for sale on and after August 20, 2007, through April 28, 2008, in states where approved.

Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider. The Voya LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. In order to elect the Voya LifePay Plus rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the contract anniversary on which the rider is effective. Some broker-dealers may limit the availability of the rider to younger ages. The Voya LifePay Plus rider is available for Contracts issued on and after August 20, 2007 (subject to availability and state approvals) that do not already have a living benefit rider. The Voya LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected after a contract has been issued without it, subject to certain conditions. Contact Customer Service for more information. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of the following quarterly contract anniversary.

Rider Date. The rider date is the date the Voya LifePay Plus rider becomes effective. If you purchase the Voya LifePay Plus rider when the Contract is issued, the rider date is also the contract date.

Charge. The charge for the Voya LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
2.00%	0.60%

This quarterly charge is a percentage of the Voya LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. The charge will be assessed proportionately when the rider is terminated. Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status. Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can change upon a reset after your first five contract years. You will never pay more than the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the Voya LifePay Plus rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the Voya LifePay Plus rider.

Termination. The Voya LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

•      Annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

•      Die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

Access – 28769                                                                                    I-16

The Voya LifePay Plus rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the Voya LifePay Plus rider to terminate automatically are discussed below.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the annuitant reaching age 59½ has not yet passed. While the Voya LifePay Plus rider is in Guaranteed Withdrawal Status, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the Voya LifePay Plus Base dollar-for-dollar. This status will then continue until the earliest of:

•      Quarterly contract anniversary following the annuitant reaching age 59½, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;

•      Reduction of the Voya LifePay Plus Base to zero, at which time the rider will terminate;

•      The annuity commencement date;

•      Reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

•      Reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Automatic Periodic Benefit Status,” below);

•      The surrender or annuitization of the Contract; or

•      The death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

Please note that withdrawals while the Voya LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the annuitant.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of your first withdrawal, provided the quarterly contract anniversary following the annuitant’s age 59½ has passed. If your first withdrawal is taken before this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly contract anniversary following the annuitant reaching age 59½. This status continues until the earliest of:

•      The annuity commencement date;

•      Reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

•      Reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);

•      The surrender or annuitization of the Contract; or

•      The death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. Automatic reset into the Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual Withdrawal. However, this action will also apply to all future resets (see below) and cannot be reversed. As described below, certain features of the Voya LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the Voya LifePay Plus Rider Works. The Voya LifePay Plus Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

Benefits paid under the Voya LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The Voya LifePay Plus Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

•      If you purchased the Voya LifePay Plus rider on the contract date, the initial Voya LifePay Plus Base is equal to the initial premium; or

•      If you purchased the Voya LifePay Plus rider after the contract date, the initial Voya LifePay Plus Base is equal to the contract value on the effective date of the rider.

During the Growth Phase, the initial Voya LifePay Plus Base is increased dollar-for-dollar by any premiums received (“eligible premiums”). In addition, on each quarterly contract anniversary, the Voya LifePay Plus Base is recalculated as the greater of:

•      The current Voya LifePay Plus Base; and

•      The current contract value. This is referred to as a quarterly “ratchet.”

Access – 28769                                                                                    I-17

Also, on each of the first ten contract anniversaries, the Voya LifePay Plus Base is recalculated as the greatest of:

•      The current Voya LifePay Plus Base;

•      The current contract value; and

•      The Voya LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year. This is referred to as an annual “step-up.”

Please note that if this rider is added after the contract date, then the first opportunity for a step-up will be on the first contract anniversary following a complete contract year after the rider date.

The Voya LifePay Plus Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the Voya LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the Voya LifePay Plus rider (see “Voya LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of:  (1) the contract value; and (2) the Voya LifePay Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual Withdrawal Percentage
0-75*	5%*
76-80	6%
81+	7%

______________________

*  If the Withdrawal Phase begins before the quarterly contract anniversary on or after the annuitant reaches age 59½, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the Voya LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.”  Then, on the quarterly contract anniversary on or after the annuitant reaches age 59½, the Voya LifePay Plus Base will automatically be reset to the current contract value, if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse,” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the Voya LifePay Plus rider’s Lifetime Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.

If withdrawals in any contract year exceed the Maximum Annual Withdrawal, then the Voya LifePay Plus Base and the Maximum Annual Withdrawal will be reduced proportionally. This means that both the Voya LifePay Plus Base and the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the contract value determined:

•      Before the withdrawal, for the excess withdrawal; and

•      After the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

Access – 28769                                                                                    I-18

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any Market Value Adjustment is considered to be part of the withdrawal. See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code, that exceed the Maximum Annual Withdrawal for a specific contract year, will not be deemed excess withdrawals in that contract year for purposes of the Voya LifePay Plus rider, subject to the following rules:

•      If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;

•      If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;

•      You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal;

•      Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year;

•      Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year;

•      Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal proportionally, as described above;

•      The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated; and

•      If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the Voya LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining Voya LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

•      The Contract will provide no further benefits other than as provided under the Voya LifePay Plus rider;

•      No further premium payments will be accepted; and

•      Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the Voya LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

Access – 28769                                                                                    I-19

The periodic payments will begin on the last day of the first full contract year following the date the rider enters Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the proportional reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

•      The Contract will provide no further benefits other than as provided under the Voya LifePay Plus rider;

•      No further premium payments will be accepted; and

•      Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

The periodic payments will begin on the last day of the first full contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

Voya LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or “reset”) the Voya LifePay Plus Base to the current contract value, if the contract value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). However, this action will apply to all future resets and cannot be reversed.

Investment Option Restrictions. While the Voya LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing,” below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to contract value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your contract value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Access – 28769                                                                                    I-20

If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund may be reclassified as a Special Fund as of the Contract continuation date if  it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of contract value to the Fixed Allocation Funds will be considered a Covered Fund allocation while the rider is in effect.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to the Fixed Allocation Funds and Other Funds on any Voya LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date. The Voya LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

•      Receipt of additional premiums;

•      Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•      Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the Voya LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Voya LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Death of Owner or Annuitant. The Voya LifePay Plus rider and charges will terminate on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract, the rider will also continue on the next quarterly contract anniversary, provided the spouse becomes the annuitant and sole owner. See “DEATH BENEFIT CHOICES – Continuation After Death – Spouse.”

If the rider is in the Growth Phase at the time of spousal continuation:

•      The rider will continue in the Growth Phase;

•      On the date the rider is continued, the Voya LifePay Plus Base will be reset to equal the greater of the Voya LifePay Plus Base and the then current contract value;

•      The Voya LifePay Plus charges will restart and be the same as were in effect prior to the claim date;

•      Ratchets, which stop on the claim date, are restarted, effective on the date the rider is continued;

•      Any remaining step-ups will be available, and if the rider is continued before an annual contract anniversary when a step-up would have been available, then that step-up will be available;

•      The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date; and

•      The rider’s Standard Withdrawal Benefit will be available until the quarterly contract anniversary on or after the spouse is age 59½.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

•      The rider will continue in the Withdrawal Phase; and

•      The rider’s charges will restart on the date the rider is continued and be the same as were in effect prior to the claim date.

•

Access – 28769                                                                                    I-21

•      On the quarterly contract anniversary that the date the rider is continued:

>    If the surviving spouse was not the annuitant before the owner’s death, then the Voya LifePay Plus Base will be reset to the current contract value and the Maximum Annual Withdrawal is recalculated by multiplying the new Voya LifePay Plus Base by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that date. Withdrawals are permitted pursuant to the other provisions of the rider. Withdrawals causing the contract value to fall to zero will terminate the Contract and the rider; and

>    If the surviving spouse was the annuitant before the owner’s death, then the Voya LifePay Plus Base will be reset to the current contract value, only if greater, and the Maximum Annual Withdrawal is recalculated by multiplying the new Voya LifePay Plus Base by the Maximum Annual Withdrawal percentage. Withdrawals are permitted pursuant to the other provisions of the rider; and

•      The rider charges will restart on the quarter contract anniversary that the rider is continued and will be the same as were in effect prior to the claim date.

Effect of Voya LifePay Plus Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the Voya LifePay Plus rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death – Spouse,” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the Voya LifePay Plus rider to the beneficiary. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

While the rider is in Automatic Periodic Benefit Status, if the owner dies, the remaining Voya LifePay Plus Base will be paid to the beneficiary in a lump sum.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,” you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

•      Spousal continuation as described above;

•      Change of owner from one custodian to another custodian;

•      Change of owner from a custodian for the benefit of an individual to the same individual;

•      Change of owner from an individual to a custodian for the benefit of the same individual;

•      Collateral assignments;

•      Change in trust as owner where the individual owner and the grantor of the trust are the same individual;

•      Change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

•      Change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. This Contract does not deduct any surrender charges on withdrawals.

Loans. No loans are permitted on Contracts with the Voya LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the Voya LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Important Note:

The information immediately below pertains to the form of the Voya LifePay Plus rider available for sale on and after August 20, 2007, through April 28, 2008, in states where approved.

Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay Plus”) Rider. The Voya Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Access – 28769                                                                                    I-22

Purchase. The Voya Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the Voya Joint LifePay Plus rider. See “Ownership, Annuitant, and Beneficiary Requirements,” below.

The maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the Voya Joint LifePay Plus rider is effective. The issue age is the age of the owners on the contract anniversary on which the rider is effective. Some broker dealers may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The Voya Joint LifePay Plus rider is available for Contracts issued on and after August 20, 2007 (subject to availability and state approvals) that do not already have a living benefit rider. The Voya Joint LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the Voya Joint LifePay Plus rider to be elected after a Contract has been issued without it, subject to certain conditions. Please contact Customer Service for more information. Such election must be received in good order, including owner, annuitant, and beneficiary designations and compliance with the investment restrictions described below. The Voya Joint LifePay Plus rider will be effective as of the following quarterly contract anniversary.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the Voya Joint LifePay Plus rider. These designations depend upon whether the Contract is issued as a nonqualified Contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the Contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned Contract, the owners must be spouses, and the annuitant must be one of the owners. For a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs,” above. The annuitant must be the same as the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The Voya Joint LifePay Plus rider date is the date the Voya Joint LifePay Plus rider becomes effective. If you purchase the Voya Joint LifePay Plus rider when the Contract is issued, the Voya Joint LifePay Plus rider date is also the contract date.

Charge. The charge for the Voya Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
2.50%	0.85%

This quarterly charge is a percentage of the Voya Joint LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. The charge will be assessed proportionately when the rider is terminated. Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status. Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can be subject to change upon a reset after your first five contract years. You will never pay more than the maximum annual charge.

Access – 28769                                                                                    I-23

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the Voya Joint LifePay Plus rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period (or otherwise cancel the Contract pursuant to its terms), surrender or annuitize in lieu of payments under the Voya Joint LifePay Plus rider. These events automatically cancel the Voya Joint LifePay Plus rider.

Termination. The Voya Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

•      Terminate your Contract pursuant to its terms during the accumulation phase, surrender, or begin receiving annuity payments in lieu of payments under the Voya Joint LifePay Plus rider;

•      Die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the Contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the Voya Joint LifePay Plus rider); or

•      Change the owner of the Contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the Voya Joint LifePay Plus rider to terminate automatically are discussed below.

Active Status. Once the Voya Joint LifePay Plus rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the Voya Joint LifePay Plus rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.”  Inactive spouses are not eligible to continue the benefits of the Voya Joint LifePay Plus rider after the death of the other spouse. Once designated “inactive,” a spouse may not regain active status under the Voya Joint LifePay Plus rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

•      For nonqualified Contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an active spouse;

•      For nonqualified Contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries); and

•      In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the Voya Joint LifePay Plus rider. However, all charges for the Voya Joint LifePay Plus rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the Voya Joint LifePay Plus rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce,” below.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the youngest active spouse’s 65th birthday has not yet passed. While the Voya LifePay Plus rider is in Guaranteed Withdrawal Status, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the Voya LifePay Plus Base dollar-for-dollar. This status will then continue until the earliest of:

•      Quarterly contract anniversary following the youngest active spouse’s 65th birthday, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;

•      Reduction of the Voya Joint LifePay Plus Base to zero, at which time the rider will terminate;

•      The annuity commencement date;

•      Reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

•

Access – 28769                                                                                    I-24

•      Reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Automatic Periodic Benefit Status,” below);

•      The surrender or annuitization of the Contract; or

•      The death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

Please note that withdrawals while the Voya LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the annuitant.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, provided the quarterly contract anniversary following the youngest active spouse’s 65th birthday has passed. If the first withdrawal is taken prior to this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly contract anniversary following the youngest active spouse’s 65th birthday. This status continues until the earliest of:

•      The annuity commencement date;

•      Reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

•      Reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);

•      The surrender of the Contract; or

•      The death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your active spouse beneficiary elects to continue the Contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change.  Automatic reset into the Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual Withdrawal. However, this action will also apply to all future resets (see below) and cannot be reversed. As described below, certain features of the Voya Joint LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the Voya Joint LifePay Plus Rider Works. The Voya Joint LifePay Plus rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the Voya Joint LifePay Plus rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first withdrawal of any kind under the contract (other than advisory fees, as described below), or the annuity commencement date, whichever occurs first.

Benefits paid under the Voya Joint LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The Voya Joint LifePay Plus Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

•      If you purchased the Voya Joint LifePay Plus rider on the contract date, the initial Voya Joint LifePay Plus Base is equal to the initial premium; or

•      If you purchased the Voya Joint LifePay Plus rider after the contract date, the initial Voya Joint LifePay Plus Base is equal to the contract value on the effective date of the Voya Joint LifePay Plus rider.

During the Growth Phase, the initial Voya Joint LifePay Plus Base is increased dollar-for-dollar by any premiums received (“eligible premiums”). In addition, on each quarterly contract anniversary, the Voya Joint LifePay Plus Base is recalculated as the greater of:

•      The current Voya Joint LifePay Plus Base; and

•      The current contract value. This is referred to as a quarterly “ratchet.”

Also, on each of the first ten contract anniversaries, the Voya Joint LifePay Plus Base is recalculated as the greatest of:

•      The current Voya Joint LifePay Plus Base; or

•      The current contract value; and

•      The Voya Joint LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year. This is referred to as an annual “step-up.”

Please note that if this rider is added after the contract date, then the first opportunity for a step-up will be on the first contract anniversary following a complete contract year after the rider date.

Access – 28769                                                                                    I-25

The Voya Joint LifePay Plus Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the Voya Joint LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the Voya Joint LifePay Plus rider (see “Voya Joint LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of the contract value and the Voya Joint LifePay Plus Base, as of the last day of the Growth Phase. The first withdrawal after the effective date of the Voya Joint LifePay Plus rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Youngest Active Spouse’s Age	Maximum Annual Withdrawal Percentage
0-75*	5%*
76-80	6%
81+	7%

_____________________

*    If the Withdrawal Phase begins before the quarterly contract anniversary on or after the younger spouse reaches age 65, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the Voya Joint LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.”  Then, on the quarterly contract anniversary on or after the younger spouse reaches age 65, the Voya Joint LifePay Plus Base will automatically be reset to the current contract value, if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined the Maximum Annual Withdrawal percentage never changes for the contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the Voya LifePay Plus rider’s Lifetime Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a contract year that do not exceed the Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount. However, if withdrawals in any contract year exceed the Maximum Annual Withdrawal (an “excess withdrawal”), the Voya Joint LifePay Plus Base and the Maximum Annual Withdrawal will be reduced proportionally This means that both the Voya Joint LifePay Plus Base and the Maximum Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the contract value determined after the deduction the amount withdrawn up to the Maximum Annual Withdrawal but before deduction of the excess withdrawal.

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment will not be considered. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, a Market Value Adjustment is considered to be part of the withdrawal, and will be included in the proportional adjustment to the Maximum Annual Withdrawal. See Illustrations 1 and 2 below for examples of this concept.

Access – 28769                                                                                    I-26

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the Voya Joint LifePay Plus rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal which exceeds the Maximum Annual Withdrawal for a specific contract year will not be deemed excess withdrawals in that contract year for purposes of the Voya Joint LifePay Plus rider, subject to the following:

•      If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to the Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;

•      You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal;

•      Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year;

•      Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current contract year;

•      Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal proportionally, as described above;

•      The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated; and

•      If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal Amount necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the Voya Joint LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining Voya Joint LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

•      The Contract will provide no further benefits other than as provided under the Voya Joint LifePay Plus rider;

•      No further premium payments will be accepted; and

•      Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the Voya Joint LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

The periodic payments will begin on the last day of the first full contract year following the date the rider enters Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the Voya Joint LifePay Plus rider will terminate due to the proportional reduction described in “Determination of the Maximum Annual Withdrawal,” above.

Access – 28769                                                                                    I-27

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the Voya Joint LifePay Plus rider is in Lifetime Guaranteed Withdrawal Status, the Voya Joint LifePay Plus rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the Voya Joint LifePay Plus rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status:

•      The Contract will provide no further benefits (including death benefits) other than as provided under the Voya Joint LifePay Plus rider;

•      No further premium payments will be accepted; and

•      Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the Voya Joint LifePay Plus rider at the time this status begins. If both spouses are active under the Voya Joint LifePay Plus rider, these payments will cease upon the death of the second spouse, at which time both the Voya Joint LifePay Plus rider and the Contract will terminate without further value. If only one spouse is active under the Voya Joint LifePay Plus rider, the payments will cease upon the death of the active spouse, at which time both the Voya Joint LifePay Plus rider and the Contract will terminate without value.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken in the contract year when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the contract value decreasing to zero), that difference will be paid immediately to the contract owner. The periodic payments will begin on the last day of the first full contract year following the date the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

Voya Joint LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or “reset”) the Voya Joint LifePay Plus Base to the current contract value, if the contract value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). However, this action will apply to all future resets and cannot be reversed.

Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the Voya Joint LifePay Plus rider), we require that your contract value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that 20% of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the Contract, as described below.

While the Voya Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing,” below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to contract value allocated to such funds after the date of the change.

Access – 28769                                                                                    I-28

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your contract value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All investment portfolios available under the contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to the Fixed Allocation Funds and Other Funds on any Voya Joint LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date. The Voya Joint LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

•      Receipt of additional premiums;

•      Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•      Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.”  By electing to purchase the Voya Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Voya Joint LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the Voya Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the Voya Joint LifePay Plus rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the Voya Joint LifePay Plus rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the Voya Joint LifePay Plus rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) may cause the termination of the Voya Joint LifePay Plus rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below:

•      If both spouses are in active status: If the surviving spouse elects to continue the Contract and becomes the sole owner and annuitant, the Voya Joint LifePay Plus rider will remain in effect pursuant to its original terms and Voya Joint LifePay Plus coverage and charges will continue. As of the date the Contract is continued, the Joint LifePay Plus Base will be reset to the current contact value, if greater, and the Maximum Annual Withdrawal will recalculated as the Maximum Annual Withdrawal percentage multiplied by the new Joint LifePay Plus Base on the date the Contract is continued. However, under no circumstances will this recalculation result in a reduction to the Maximum Annual Withdrawal.

Access – 28769                                                                                    I-29

If the surviving spouse elects not to continue the Contract, Voya Joint LifePay Plus rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

•      If the surviving spouse is in inactive status: The Voya Joint LifePay Plus rider terminates and Voya Joint LifePay Plus coverage and charges cease upon the date of death of the last Active Spouse.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The Voya Joint LifePay Plus rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

•      Spousal continuation by an active spouse, as described above;

•      Change of owner from one custodian to another custodian for the benefit of the same individual;

•      Change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);

•      Change of owner from an individual to a custodian for the benefit of the same individual;

•      Collateral assignments;

•      For nonqualified Contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;

•      For nonqualified Contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and

•      Change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges. This Contract does not deduct any surrender charges on withdrawals.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the Voya Joint LifePay Plus rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Voya LifePay Plus and Voya Joint LifePay Plus Partial Withdrawal Amount Examples. The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1:  Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 = $1,700.

If the contract value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40%  ($1,700 / $50,000) to $4,830  ((1 - 3.40%) * $5,000).

Access – 28769                                                                                    I-30

Illustration 2:  Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the contract value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02%  ($1,000 / $49,500) to $4,899  ((1 - 2.02%) * $5,000).

Illustration 3:  A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4:  The Reset Occurs.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset occurs. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset, the contract value has increased further to $130,000. The Reset occurs again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

Access – 28769                                                                                    I-31

APPENDIX J

Voya LifePay and Voya Joint LifePay

(Available for Contracts issued through August 20, 2007, subject to state approval.)

Voya LifePay Minimum Guaranteed Withdrawal Benefit (“Voya LifePay”) Rider. The Voya LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. In order to elect the Voya LifePay rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The minimum issue age is 50 and the maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the contract anniversary on which the rider is effective. But some broker-dealers may limit the availability of the rider to younger ages. The Voya LifePay rider is available for Contracts issued on and after November 1, 2004, (subject to availability) that do not already have a living benefit rider. The Voya LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected during the 30-day period preceding a contract anniversary. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of that contract anniversary.

Rider Date. The rider date is the date the Voya LifePay rider becomes effective. If you purchase the Voya LifePay rider when the Contract is issued, the rider date is also the contract date.

Charge. The charge for the Voya LifePay rider, a living benefit, is deducted quarterly and is a percentage of contract value:

Maximum Annual Charge	Current Annual Charge
1.20%	0.50%

We deduct the quarterly charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will assessed proportionately on what is owed at the time the rider is added through the contract quarter end. Similarly, the charge is assessed proportionately on what is owed at the time the rider is terminated. Charges are deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The charge may be subject to change if you elect the reset option after your first five contract years, but subject to the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the Voya LifePay rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the Voya LifePay rider.

Termination. The Voya LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

•      Annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

•      Die during the accumulation phase (first owner to die if there are multiple contract owners, or death of annuitant if the contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

Access – 28769                                                                                    J-1

The Voya LifePay rider will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the Voya LifePay rider to terminate automatically are discussed below.

Lifetime Guaranteed Withdrawal Status. This status begins on the date the rider is issued (the “effective date of the rider”) and continues until the earliest of:

•      The annuity commencement date;

•      Reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);

•      Reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

•      The surrender or annuitization of the Contract; or

•      The death of the owner, or first owner, in the case of joint owners, unless your spouse beneficiary elects to continue the Contract.

As described below, certain features of the Voya LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the Voya LifePay Rider Works. The Voya LifePay Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

Benefits paid under the Voya LifePay rider require the calculation of the Maximum Annual Withdrawal. The Voya LifePay Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows.

•      If you purchased the Voya LifePay rider on the contract date, the initial Voya LifePay Base is equal to the initial premium.

•      If you purchased the Voya LifePay rider after the contract date, the initial Voya LifePay Base is equal to the contract value on the effective date of the rider.

The initial Voya LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase (“eligible premiums”). The Voya LifePay Base is also increased to equal the contract value if the contract value is greater than the current Voya LifePay Base, on each contract quarterly anniversary after the effective date of the rider and during the Growth Phase. The Voya LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the Voya LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the Voya LifePay rider (see “Voya LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of:  (1) the contract value; and (2) the Voya LifePay Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual Withdrawal Percentage
50-59	4%
60-75	5%
76-80	6%
81+	7%

Access – 28769                                                                                    J-2

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the rider is in the Growth Phase, and the annuity commencement date is reached, the rider will enter the Withdrawal Phase and will be annuitized. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.

If withdrawals in any contract year exceed the Maximum Annual Withdrawal, the Maximum Annual Withdrawal will be reduced proportionally. This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the contract value determined:

•      Before the withdrawal, for the excess withdrawal; and

•      After the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any Market Value Adjustment is considered to be part of the withdrawal. See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code, that exceed the Maximum Annual Withdrawal for a specific contract year, will not be deemed excess withdrawals in that contract year for purposes of the Voya LifePay rider, subject to the following rules:

•      If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;

•      If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;

•      You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal;

•      Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year;

•      Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count against and reduce any Additional Withdrawal Amount;

•      Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal proportionally, as described above;

•      The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the contract owner may take a Required Minimum Distribution for that calendar year after the end of the calendar year; and

•      If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the Voya LifePay Base proportionally, and during the Withdrawal Phase these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the proportional reduction described in “Determination of the Maximum Annual Withdrawal,” above.

Access – 28769                                                                                    J-3

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

•      The Contract will provide no further benefits other than as provided under the Voya LifePay rider;

•      No further premium payments will be accepted; and

•      Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

The periodic payments will begin on the last day of the first full contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

Voya LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if the Maximum Annual Withdrawal Percentage of the contract value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the Maximum Annual Withdrawal Percentage of the contract value on the Reset Effective Date. The reset option is only available when the rider is in Lifetime Guaranteed Withdrawal Status.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the Voya LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20%. However, we guarantee that the rider charge will not increase for resets exercised within the first five contract years. See Illustration 4 below.

Investment Option Restrictions. While the Voya LifePay rider is in effect, there are limits on the investment portfolios to which your contract value may be allocated. contract value allocated to investment portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing” below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to contract value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your contract value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the contract continuation date if  it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of contract value to the Fixed Allocation Funds will be considered a Covered Fund allocation while the rider is in effect.

Other Funds. All investment portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Access – 28769                                                                                    J-4

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to the Fixed Allocation Funds and Other Funds on any Voya LifePay Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date. The Voya LifePay Rebalancing Dates occur on each contract anniversary and after the following transactions:

•      Receipt of additional premiums;

•      Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•      Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I. By electing to purchase the Voya LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Voya LifePay rider if you do not wish to have your contract value reallocated in this manner.

Death of Owner or Annuitant. The Voya LifePay rider and charges terminate on the earlier of:

•      If the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death (“claim date”) of the owner (or in the case of joint owners, the first owner) or the annuitant if there is a non-natural owner; or

•      The date the rider enters Lifetime Automatic Periodic Benefit status.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract (see “DEATH BENEFIT CHOICES – Continuation After Death – Spouse”), the rider will also continue, provided the following conditions are met:

•      The spouse is at least 50 years old on the date the Contract is continued; and

•      The spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

•      The rider will continue in the Growth Phase;

•      On the date the rider is continued, the Voya LifePay Base will be reset to equal the greater of the Voya LifePay Base and the then current contract value;

•      The Voya LifePay charges will restart and be the same as were in effect prior to the claim date; and

•      The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

•      The rider will continue in the Withdrawal Phase;

•      On the contract anniversary following the date the rider is continued:

>    If the surviving spouse was not the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated by multiplying the contract value on that contract anniversary by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that contract anniversary, and the Maximum Annual Withdrawal is considered to be zero from the claim date to that contract anniversary. Withdrawals are permitted pursuant to the other provisions of the Contract. Withdrawals causing the contract value to fall to zero will terminate the Contract and the rider; or

>    If the surviving spouse was the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated as the greater of the Maximum Annual Withdrawal on the claim date (adjusted for excess withdrawals thereafter) and the Maximum Annual Withdrawal resulting from multiplying the contract value on that contract anniversary by the Maximum Annual Withdrawal percentage. The Maximum Annual Withdrawal does not go to zero on the claim date and withdrawals may continue under the rider provisions.

•      The rider charges will restart on the contract anniversary following the date the rider is continued and will be the same as were in effect prior to the claim date.

Access – 28769                                                                                    J-5

Effect of Voya LifePay Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the Voya LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death – Spouse” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the Voya LifePay rider to the annuitant. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,” you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

•      Spousal continuation as described above;

•      Change of owner from one custodian to another custodian;

•      Change of owner from a custodian for the benefit of an individual to the same individual;

•      Change of owner from an individual to a custodian for the benefit of the same individual;

•      Collateral assignments;

•      Change in trust as owner where the individual owner and the grantor of the trust are the same individual;

•      Change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

•      Change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Loans. The portion of any contract value used to pay off an outstanding loan balance will reduce the Voya LifePay Base or Maximum Annual Withdrawal as applicable. We do not recommend the Voya LifePay rider if loans are contemplated.

Taxation. For more information about the tax treatment of amounts paid to you under the Voya LifePay rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Voya Joint LifePay Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay”) Rider. The Voya Joint LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Purchase. The Voya Joint LifePay rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the Voya Joint LifePay rider. See “Ownership, Annuitant, and Beneficiary Requirements” below.

The minimum issue age is 55 and the maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the Voya Joint LifePay rider is effective. The issue age is the age of the owners on the contract anniversary on which the rider is effective. Some broker dealers may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The Voya Joint LifePay rider is available for Contracts issued on and after November 1, 2004, (subject to availability) that do not already have a living benefit rider. The Voya Joint LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. For Contracts with the Voya LifePay rider, you may elect the Voya Joint LifePay rider in place of the Voya LifePay rider for a limited time. For more information, please contact Customer Service. The Company in its discretion may allow the Voya Joint LifePay rider to be elected during the 30-day period preceding a contract anniversary. Such election must be received in good order, including owner, annuitant, and beneficiary designations and compliance with the investment restrictions described below. The Voya Joint LifePay rider will be effective as of that contract anniversary.

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Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the Voya Joint LifePay rider. These designations depend upon whether the Contract is issued as a nonqualified Contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the Contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned Contract, the owners must be spouses, and the annuitant must be one of the owners. For a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary and the annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs” above. The annuitant must be the same as the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The Voya Joint LifePay rider date is the date the Voya Joint LifePay rider becomes effective. If you purchase the Voya Joint LifePay rider when the Contract is issued, the Voya Joint LifePay rider date is also the contract date.

Charge. The charge for the Voya Joint LifePay rider, a living benefit, is deducted quarterly, and is a percentage of contract value:

Maximum Annual Charge	Current Annual Charge
1.50%	0.75%

We deduct the quarterly charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be assessed proportionately on what is owed at the time the rider is added through the contract quarter end. Similarly, the charge is assessed proportionately when the rider is terminated. Charges are deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The charge may be subject to change if you elect the reset option after your first five contract years, but subject to the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the Voya Joint LifePay rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period (or otherwise cancel the Contract pursuant to its terms), surrender or annuitize in lieu of payments under the Voya Joint LifePay rider. These events automatically cancel the Voya Joint LifePay rider.

Termination. The Voya Joint LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

•      Terminate your Contract pursuant to its terms during the accumulation phase, surrender or begin receiving annuity payments in lieu of payments under the Voya Joint LifePay rider;

•      Die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the Contract is a custodial IRA), unless your spouse elects to continue the Contract (and your spouse is active for purposes of the Voya Joint LifePay rider); or

•      Change the owner of the Contract (other than a spousal continuation by an active spouse).

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See “Change of Owner or Annuitant,” below. Other circumstances that may cause the Voya Joint LifePay rider to terminate automatically are discussed below.

Active Status. Once the Voya Joint LifePay rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the Voya Joint LifePay rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.”  Inactive spouses are not eligible to continue the benefits of the Voya Joint LifePay rider after the death of the other spouse. Once designated “inactive,” a spouse may not regain active status under the Voya Joint LifePay rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

•      For nonqualified Contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an active spouse;

•      For nonqualified Contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries); and

•      In the event of the death of one spouse (in which the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the Voya Joint LifePay rider. However, all charges for the Voya Joint LifePay rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the Voya Joint LifePay rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce” below.

Lifetime Guaranteed Withdrawal Status. This status begins on the date the Voya Joint LifePay rider is issued (the “effective date of the Voya Joint LifePay rider”) and continues until the earliest of:

•      The annuity commencement date;

•      Reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

•      Reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);

•      The surrender of the Contract; or

•      The death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your active spouse beneficiary elects to continue the Contract.

As described below, certain features of the Voya Joint LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the Voya Joint LifePay Rider Works. The Voya Joint LifePay rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the Voya Joint LifePay rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first withdrawal of any kind under the Contract (other than investment advisory fees, as described below), or the annuity commencement date, whichever occurs first. During the accumulation phase of the Contract, the Voya Joint LifePay rider may be in either the Growth Phase or the Withdrawal Phase. During the income phase of the Contract, the Voya Joint LifePay rider may only be in the Withdrawal Phase. The Voya Joint LifePay rider is initially in Lifetime Guaranteed Withdrawal Status. While in this status you may terminate the Voya Joint LifePay rider by electing to enter the income phase and begin receiving annuity payments. However, if you have not elected to begin receiving annuity payments, and the Voya Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status because the contract value has been reduced to zero, the rider and Contract terminate (other than those provisions regarding the payment of the Maximum Annual Withdrawal, as described below) and you can longer elect to receive annuity payments.

Benefits paid under the Voya Joint LifePay rider require the calculation of the Maximum Annual Withdrawal. The Voya Joint LifePay Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

•      If you purchased the Voya Joint LifePay rider on the contract date, the initial Voya Joint LifePay Base is equal to the initial premium; or

•      If you purchased the Voya Joint LifePay rider after the contract date, the initial Voya Joint LifePay Base is equal to the contract value on the effective date of the Voya Joint LifePay rider.

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The initial Voya Joint LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase (“eligible premiums”). The Voya Joint LifePay Base is also increased to equal the contract value if the contract value is greater than the current Voya Joint LifePay Base, valued on each quarterly contract anniversary after the effective date of the Voya Joint LifePay rider during the Growth Phase. The Voya Joint LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the Voya Joint LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the Voya Joint LifePay rider (see “Voya Joint LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of the contract value and the Voya Joint LifePay Base, as of the last day of the Growth Phase. The first withdrawal after the effective date of the Voya Joint LifePay rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual Withdrawal Percentage
55-64	4%
65-75	5%
76-80	6%
81+	7%

Once determined the Maximum Annual Withdrawal percentage never changes for the Contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Voya Joint LifePay rider is in the Growth Phase, and the annuity commencement date is reached, the Voya Joint LifePay rider will enter the Withdrawal Phase and annuity payments will begin. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a contract year that do not exceed the Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount. However, if withdrawals in any contract year exceed the Maximum Annual Withdrawal (an “excess withdrawal”), the Maximum Annual Withdrawal will be reduced proportionally. This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the contract value determined after the deduction the amount withdrawn up to the Maximum Annual Withdrawal but before deduction of the excess withdrawal.

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, Market Value Adjustment will not be considered. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any Market Value Adjustment is considered to be part of the withdrawal, and will be included in the proportional adjustment to the Maximum Annual Withdrawal. See Illustrations 1 and 2 below for examples of this concept.

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Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the Voya Joint LifePay rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal which exceeds the Maximum Annual Withdrawal for a specific contract year, will not be deemed excess withdrawals in that contract year for purposes of the Voya Joint LifePay rider, subject to the following:

•      If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to the Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;

•      You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal;

•      Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year;

•      Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count against and reduce any Additional Withdrawal Amount;

•      Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal proportionally, as described above;

•      The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the contract owner may take a Required Minimum Distribution for that calendar year after the end of the calendar year; and

•      If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal Amount necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the Voya Joint LifePay Base proportionally and during the Withdrawal Phase these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the Voya Joint LifePay rider will terminate due to the proportional reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the Voya Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status, the Voya Joint LifePay rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the Voya Joint LifePay rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the Voya Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status:

•      The Contract will provide no further benefits (including death benefits) other than as provided under the Voya Joint LifePay rider;

•      No further premium payments will be accepted; and

•      Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the Voya Joint LifePay rider at the time this status begins. If both spouses are active under the Voya Joint LifePay rider, these payments will cease upon the death of the second spouse, at which time both the Voya Joint LifePay rider and the Contract will terminate without further value. If only one spouse is active under the Voya Joint LifePay rider, the payments will cease upon the death of the active spouse, at which time both the Voya Joint LifePay rider and the Contract will terminate without value.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken in the contract year when the Voya Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the contract value decreasing to zero), that difference will be paid immediately to the contract owner. The periodic payments will begin on the last day of the first full contract year following the date the Voya Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

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You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the Voya Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

Voya Joint LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if the Maximum Annual Withdrawal percentage multiplied by the contract value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the Maximum Annual Withdrawal percentage multiplied by the contract value on the Reset Effective Date. The reset option is only available when the Voya Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status. We reserve the right to limit resets to the contract anniversary.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the Voya Joint LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.50%. However, we guarantee that the Voya Joint LifePay rider charge will not increase for resets exercised within the first five contract years. See Illustration 4 below.

Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the Voya Joint LifePay rider), we require that your contract value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that 20% of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the Contract, as described below.

While the Voya Joint LifePay rider is in effect, there are limits on the investment portfolios to which your contract value may be allocated. contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing” below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to contract value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your contract value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All investment portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to the Fixed Allocation Funds and Other Funds on any Voya Joint LifePay Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date. The Voya Joint LifePay Rebalancing Dates occur on each contract anniversary and after the following transactions:

•      Receipt of additional premiums;

•      Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•      Withdrawals from the Fixed Allocation Funds or Other Funds.

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Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX I – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the Voya Joint LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Voya Joint LifePay rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the Voya Joint LifePay rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the Voya Joint LifePay rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the Voya Joint LifePay rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the Voya Joint LifePay rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) during Lifetime Guaranteed Withdrawal Status may cause the termination of the Voya Joint LifePay rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below:

•      If both spouses are in active status: If the surviving spouse elects to continue the Contract and becomes the sole owner and annuitant, the Voya Joint LifePay rider will remain in effect pursuant to its original terms and Voya Joint LifePay coverage and charges will continue. As of the date the Contract is continued, the Maximum Annual Withdrawal will be set to the greater of the existing Maximum Annual Withdrawal or the Maximum Annual Withdrawal percentage multiplied by the contract value on the date the Contract is continued. Such a reset will not count as an exercise of the Voya Joint LifePay Reset Option, and rider charges will not increase.

If the surviving spouse elects not to continue the Contract, Voya Joint LifePay rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

•      If the surviving spouse is in inactive status: The Voya Joint LifePay rider terminates and Voya Joint LifePay coverage and charges cease upon proof of death.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The Voya Joint LifePay rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

•      Spousal continuation by an active spouse, as described above;

•      Change of owner from one custodian to another custodian for the benefit of the same individual;

•      Change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the Contract);

•      Change of owner from an individual to a custodian for the benefit of the same individual;

•      Collateral assignments;

•      For nonqualified Contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;

•      For nonqualified Contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and

•      Change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

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Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the Voya Joint LifePay rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Voya LifePay and Voya Joint LifePay Partial Withdrawal Amount Examples. The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1:  Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + $200 = $1,700).

If the contract value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40%  ($1,700 / $50,000) to $4,830  ((1 - 3.40%) * $5,000).

Illustration 2:  Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the contract value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the MAW is reduced by 2.02%  ($1,000 / $49,500) to $4,899  ((1 - 2.02%) * $5,000).

Illustration 3:  A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The RMD for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

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The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4:  The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset Option is utilized. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset Option was first utilized, the contract value has increased further to $130,000. The Reset Option is utilized again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

Access – 28769                                                                                    J-14

APPENDIX K

Minimum Guaranteed Withdrawal Benefit

(Applicable to Contracts Issued in States Where Voya LifePay is Not Available.)

Minimum Guaranteed Withdrawal Benefit Rider (“MGWB”). The MGWB rider, marketed under the name, Voya PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGWB Withdrawal Account. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

•     If you purchased the MGWB rider on the contract date:  your premium payments received during the first two contract years; or

•     If you purchased the MGWB rider after the contract date:  your contract value on the Rider Date, including any premiums received that day and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of:  (1) the MGWB Withdrawal Account allocated to Covered Funds; and (2) the lesser of (a) the MGWB Withdrawal Account allocated to Excluded Funds and (b) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or “MAW”) is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds proportionally. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Please see “MGWB Excess Withdrawal Amount Examples,” below.

Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds proportionally. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Access – 28769                                                                                    K-1

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds proportionally. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See “WITHDRAWALS.” However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

•      Your contract value is greater than zero;

•      Your MGWB Withdrawal Account is greater than zero;

•      You have not reached your latest allowable annuity start date;

•      You have not elected to annuitize your Contract; and

•      You have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

•      Your MGWB Withdrawal Account is greater than zero;

•      You have not reached your latest allowable annuity start date;

•      You have not elected to annuitize your Contract; and

•      You have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of:  (1) your Contract’s latest annuity start date; (2) the death of the owner; or (3) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of:  (1) payment of all MGWB periodic payments; (2) payment of the Commuted Value (defined below); or (3) the owner’s death.

On the Contract’s latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider (“New Rider”). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider will increase to the maximum annual charge of 1.00%. The Reset Option can only be elected on contract anniversaries. If you elect the Reset Option, the Step-Up benefit is not available.

Access – 28769                                                                                    K-2

Step-Up Benefit. If the Rider Date is the same as the contract date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

•      We reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value; and

•      You must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. Election of the Step-Up Benefit is limited to contract anniversaries only. Please note that if you have a third party investment adviser who charges a separate advisory fee, and you have chosen to use withdrawals from your Contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

Death of Owner

Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner’s date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner’s spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

Minimum Guaranteed Withdrawal Benefit rider:12

As an Annual Charge[13]	As a Quarterly Charge	Maximum Annual Charge if Step-Up Benefit Elected[14]
0.45% of contract value	0.1125% of contract value	1.00% of contract value

MGWB Excess Withdrawal Amount Examples. The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual Withdrawal Amount for Transfers and Withdrawals in Excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawals Amount”):

Example #1:  Owner has invested only in Covered Funds.

Assume the Contract Value (“CV”) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (“EPA”) is $100,000, the Maximum Annual Withdrawal Amount (“MAW”) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

12 We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and proportionally on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

13 If you choose to reset the MGWB Rider, the charge for the MGWB will increase to an annual charge of 1.00% of contract value. Please see “Minimum Reset Option” above.

14 If your rider was issued prior to May 1, 2005 and you elect the Step-Up Benefit, we will increase the charge for the MGWB Rider to the maximum annual charge of 1.00% of contract value. Please see “Step-Up Benefit” above.

Access – 28769                                                                                    K-3

The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced proportionally based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84  ($113,000 * (1 - $3,000 / $93,000)).

The EPA is reduced proportionally based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied proportionally regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #2:  Owner has invested only in Excluded Funds.

Assume the Contract Value (“CV”) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (“EPA”) is $100,000, the Maximum Annual Withdrawal Amount (“MAW”) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

The Excluded Withdrawal Account is reduced proportionally based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

The EPA is reduced proportionally based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied proportionally regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #3:  Owner has invested in both Covered and Excluded Funds.

Assume the Contract Value (“CV”) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (“EPA”) is $100,000, the Maximum Annual Withdrawal Amount (“MAW”) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced proportionally based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98  ($68,000 * (1 – $1,000 / $53,000).

The Excluded Withdrawal Account is reduced proportionally based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750  ($45,000 * (1 - $2,000 / $40,000)).

The EPA is reduced proportionally based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied proportionally regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Access – 28769                                                                                    K-4

Example #4:  Owner transfers funds from Excluded Funds to Covered Funds.

Assume the Contract Value (“CV”) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

The Excluded Withdrawal Account is reduced proportionally based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).

Example #5:  Owner transfers funds from Covered Funds to Excluded Funds.

Assume the Contract Value (“CV”) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

The Covered Withdrawal Account is reduced proportionally based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 + $12,500).

Access – 28769                                                                                    K-5

APPENDIX L

State Variations

This APPENDIX L contains important state specific variations for Contracts issued in Washington and Massachusetts. The prospectus and this APPENDIX L provide a general description of the Contract, so please see your Contract, any endorsements and riders for the details.

For Contracts issued in the Commonwealth of Massachusetts, the following provisions apply:

•      The Fixed Interest Division is not available; and

•      TSA loans are not available.

For Contracts issued in the State of Washington, the following provisions apply:

1.  The Fixed Account is not available;

2.  The Minimum Guaranteed Income Benefit (“MGIB”) Rider Charge is only deducted from the subaccounts in which you are invested. No deduction will be made from the Fixed Interest Division; and

3.  The following describes the death benefit options for Contracts issued in the State of Washington on or before April 30, 2009. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

•      The contract value; and

•      The cash surrender value.

The Standard Death Benefit equals the greatest of the Base Death Benefit, the floor, and the Standard Minimum Guaranteed Death Benefit.

The Standard Minimum Guaranteed Death Benefit equals the initial premium payment, increased by premium payments after issue, and reduced by a proportional adjustment for any withdrawal.

The floor for the Death Benefit is the total premium payments made under the Contract reduced by a proportional adjustment for any withdrawal.

Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the 5.5% Solution Enhanced Death Benefit and the Max 5.5 Enhanced Death Benefit, certain investment portfolios, and the Fixed Account are designated as “Special Funds.”

The following investment options are designated as Special Funds:  the Voya Government Liquid Assets Portfolio and the Fixed Interest Division.

The ProFunds VP Rising Rates Opportunity Portfolio is also a Special Fund, but closed to new allocations effective April 30, 2007. For Contracts issued prior to September 2, 2003, however, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

The Voya Limited Maturity Bond Portfolio is a Special Fund, but closed to new allocations effective March 12, 2004.

For Contracts issued on or after May 1, 2003, but prior to August 21, 2006, the Voya Intermediate Bond Portfolio is designated as a Special Fund. As of July 11, 2014, the Voya Intermediate Bond Portfolio has been re-designated as a Covered Fund for all current and future investments.

We may, with 30 days’ notice to you, designate any investment portfolio as a Special Fund on existing Contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the 5.5% Max Enhanced Death Benefit.

Access – 28769                                                                                    L-1

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 5.5% Solution is not available as a standalone death benefit, but the calculation is used to determine the Max 5.5 Enhanced Death Benefit

The 5.5% Solution Enhanced Death Benefit equals the greatest of:

•      The Standard Death Benefit;

•      The floor; and

•      The sum of the contract value allocated to Special Funds and the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

For Contracts issued on or after April 11, 2000, the 5.5% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals premiums, adjusted for withdrawals and transfers, accumulated at 5.5% until the attainment of age 80 and thereafter at 0%, subject to a floor as described below. For Contracts issued before April 11, 2000, the 5.5% Solution Minimum Guaranteed Death Benefit allows for accumulation to continue beyond age 80, subject to the cap. Please see your Contract for details regarding the terms of your death benefit.

Withdrawals of up to 5.5% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 5.5% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a proportional adjustment to the 5.5% Solution Minimum Guaranteed Death Benefit is made. The amount of the proportional adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c):  where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the proportional adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c):  where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds proportionally. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit in Non-Special Funds will equal the lesser of the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit in Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit in Non-Special Funds proportionally. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds will equal the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The floor for the 5.5 % Solution Enhanced Death Benefit is determined by the same calculations described above for the 5.5% Solution Minimum Guaranteed Death Benefit except as follows:  if you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 5.5% annual effective rate as described above, subject to the age limit described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

•      The Standard Death Benefit; and

•      The Annual Ratchet Minimum Guaranteed Death Benefit.

Access – 28769                                                                                    L-2

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

•      The initial premium payment;

•      Increased dollar for dollar by any premium added after issue; and

•      Adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit from the prior anniversary (adjusted for new premiums and partial withdrawals) and the current contract value.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit proportionally, based on the amount withdrawn. The amount of the proportional adjustment for withdrawals will equal (a) times (b) divided by (c):  where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value before withdrawal.

The Max 5.5 Enhanced Death Benefit equals the greater of the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

Death Benefit for Excluded Funds

We will be designating certain investment portfolios as “Excluded Funds.” Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new investment portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days’ notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds proportionally. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components proportionally. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

4.  The charges, fees and expenses are as described in the prospectus for the applicable variable annuity Contract with the exception of the mortality and expense risk charges for the Max 5.5 Enhanced Death Benefit. The mortality and expense risk charges for the Max 5.5 Enhanced Death Benefit elected is 1.95%

5.    The annual Administrative Charge for Access is $30.

Access – 28769                                                                                    L-3

APPENDIX M

Accepted Funds and Fixed Allocation Funds for Living Benefit Riders

Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	Voya Retirement Moderate Portfolio
Voya Global Perspectives® Portfolio	Voya Retirement Moderate Growth Portfolio
Voya Government Liquid Assets Portfolio	VY® Invesco Equity and Income Portfolio
Voya Retirement Conservative Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio
Voya Retirement Growth Portfolio	Fixed Interest Allocation

For MGIB, Voya LifePay, Voya Joint LifePay, Voya LifePay Plus and Voya Joint LifePay Plus riders purchased before January 12, 2009; the following are additional Accepted Funds:

Voya Global Equity Portfolio
Voya Solution Moderately Aggressive Portfolio

Currently, the Accepted Funds for the Income Optimizer are:

BlackRock Global Allocation V.I. Fund	Voya Retirement Moderate Portfolio
Voya Government Liquid Assets Portfolio	VY® Invesco Equity and Income Portfolio
Voya Retirement Conservative Portfolio	Fixed Interest Allocation
Voya Retirement Moderate Growth Portfolio

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

Voya Intermediate Bond Portfolio
Voya U.S. Bond Index Portfolio
VY® BlackRock Inflation Protected Bond Portfolio

Access – 28769                                                                                    M-1

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

VOYA GOLDENSELECT ACCESS®

Deferred Combination Variable and Fixed Annuity Contract

Issued by

SEPARATE ACCOUNT B

of

VOYA INSURANCE AND ANNUITY COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Voya Insurance and Annuity Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Voya Insurance and Annuity Company, Customer Service, P.O. Box 9271 Des Moines, Iowa  50306-9271 or telephone (800) 366-0066, or access the Security and Exchange Commission’s (“SEC”) website (www.sec.gov).

DATE OF PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2016

Table of Contents

Item                                                                                                                                       Page

Condensed Financial Information (Accumulation Unit Values)............................................................................ CFI-1

Financial Statements of Separate Account B of Voya Insurance and Annuity Company...............................       1

Financial Statements of Voya Insurance and Annuity Company.........................................................................       1

2

Introduction

This Statement of Additional Information provides background information regarding Separate Account B.

Description of Voya Insurance and Annuity Company

We are an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota. Prior to September 1, 2014, we were known as ING USA Annuity and Life Insurance Company. Prior to January 1, 2004, we were known as Golden American Life Insurance Company. We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of Voya Insurance and Annuity Company.

Directed Services LLC, the distributor of the Contracts and the investment manager of the Voya Investors Trust, is also a wholly owned indirect subsidiary of Voya. Voya also indirectly owns Voya Investments, LLC and Voya Investment Management Co. LLC, portfolio managers of the Voya Investors Trust and the investment managers of the Voya Variable Insurance Trust, Voya Variable Products Trust and Voya Variable Product Portfolios, respectively.

Separate Account B of Voya Insurance and Annuity Company

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets

Voya Insurance and Annuity Company acts as its own custodian for Separate Account B.

Experts

The statements of assets and liabilities of Separate Account B as of December 31, 2015, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the financial statements of the Company as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is 200 Clarendon St., Boston, MA 02116.

3

Distribution of Contracts

The offering of Contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of Voya Insurance and Annuity Company, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by Voya Insurance and Annuity Company. The Contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with Directed Services LLC. For the years ended 2015, 2014 and 2013 commissions paid by Voya Insurance and Annuity Company, including amounts paid by its affiliated Companies, ReliaStar Life Insurance Company of New York and Voya Retirement Insurance and Annuity Company, to Directed Services LLC aggregated $229,683,388, $244,889,657 and $242,125,652, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the Contracts. Directed Services LLC is located at One Orange Way, Windsor, CT 06095.

Under a management services agreement, last amended in 1995, Voya Insurance and Annuity Company provides to Directed Services LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Voya Insurance and Annuity Company charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Voya Insurance and Annuity Company’s employees on behalf of Directed Services LLC. In the opinion of management, this method of cost allocation is reasonable. However effective January 1, 2010, this management services agreement was changed to an arms-length pricing agreement, whereas Voya Insurance and Annuity Company now receives a monthly fee from Directed Services LLC based on annual contractual rates by fund. This fee, calculated as a percentage of average assets in the variable separate accounts, was $115,451,517, $139,918,729 and $147,389,859 for the years ended 2015, 2014 and 2013, respectively.

Published Ratings

From time to time, the rating of Voya Insurance and Annuity Company as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value

The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus and below. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only. Complete AUV information for the AUVs calculated for this Contract is available in this SAI.

ILLUSTRATION OF CALCULATION OF AUV

EXAMPLE 1

(1)     AUV, beginning of period                                                          $10.00

(2)     Value of securities, beginning of period                                  $10.00

(3)     Change in value of securities                                                    $0.10

(4)     Gross investment return (3) divided by (2)                             0.01

(5)     Less daily mortality and expense charge                                0.00004280

(6)     Less asset based administrative charge                                  0.00000411

(7)     Net investment return (4) minus (5) minus (6)                       0.009953092

(8)     Net investment factor (1.000000) plus (7)                             1.009953092

(9)     AUV, end of period (1) multiplied by (8)                                $10.09953092

4

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)

EXAMPLE 2

(1)     Initial premium payment                                                                                           $1,000

(2)     AUV on effective date of purchase (see EXAMPLE 1)                                     $10.00

(3)     Number of units purchased (1) divided by (2)                                                       100

(4)     AUV for valuation date following purchase (see EXAMPLE 1)                       $10.09953092

(5)     Contract Value in account for valuation date following purchase (3)
multiplied by (4)                                                                                                        $1,009.95

Performance Information

From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Voya Government Liquid Assets Portfolio subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for one-, five- and ten-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the investment portfolios.

Current yield for the Voya Government Liquid Assets Portfolio subaccount is based on income received by a hypothetical investment over a given seven-day period, less expenses accrued, and then “annualized” (i.e., assuming that the seven-day yield would be received for 52 weeks). We calculate “effective yield” for the Voya Government Liquid Assets Portfolio subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield” because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider. You should be aware that there is no guarantee that the Voya Government Liquid Assets Portfolio subaccount will have a positive or level return.

We may compare performance information for a subaccount to:  (1) the Standard & Poor’s 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service; and (3) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

5

Other Information

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

6

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2015, the following tables give:  (1) the accumulation unit value ("AUV") at the beginning of the period; (2) the AUV at the end of the period; and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Separate Account B available under the Contract for the indicated periods. This information is current through December 31, 2015, including portfolio names. Portfolio name changes after December 31, 2015 are not reflected in the following information.

Separate Account Annual Charges of 1.40%

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.05	$11.99	$10.62	$9.80	$10.31	$9.53	$7.99	$10.09
Value at end of period	$11.76	$12.05	$11.99	$10.62	$9.80	$10.31	$9.53	$7.99
Number of accumulation units outstanding at end of period	10,146,226	11,809,955	13,043,592	13,195,463	14,658,436	14,545,662	13,749,221	5,658,472
COLUMBIA SMALL CAP VALUE FUND VS (CLASS B)
Value at beginning of period	$29.21	$28.75	$21.75	$19.83	$21.42	$17.18	$13.94	$19.68	$20.49	$17.41
Value at end of period	$26.98	$29.21	$28.75	$21.75	$19.83	$21.42	$17.18	$13.94	$19.68	$20.49
Number of accumulation units outstanding at end of period	463,069	571,341	731,242	853,085	975,035	1,094,501	1,267,316	1,517,242	1,927,008	2,430,081
PROFUND VP BULL
Value at beginning of period	$13.37	$12.17	$9.51	$8.47	$8.59	$7.74	$6.31	$10.27	$10.06	$8.98
Value at end of period	$13.13	$13.37	$12.17	$9.51	$8.47	$8.59	$7.74	$6.31	$10.27	$10.06
Number of accumulation units outstanding at end of period	37,080	40,009	64,161	80,226	96,088	119,978	139,938	178,757	302,151	644,480
PROFUND VP EUROPE 30
Value at beginning of period	$10.59	$11.75	$9.80	$8.52	$9.49	$9.37	$7.19	$13.02	$11.52	$9.94
Value at end of period	$9.30	$10.59	$11.75	$9.80	$8.52	$9.49	$9.37	$7.19	$13.02	$11.52
Number of accumulation units outstanding at end of period	41,138	46,167	61,749	74,259	85,942	104,606	126,512	152,071	193,438	348,410
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.24	$3.25	$2.83	$3.09	$5.01	$6.05	$4.64	$7.59	$8.12	$7.47
Value at end of period	$2.17	$2.24	$3.25	$2.83	$3.09	$5.01	$6.05	$4.64	$7.59	$8.12
Number of accumulation units outstanding at end of period	203,341	238,818	238,813	266,658	270,919	290,517	316,599	402,662	538,853	708,583
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49	$10.65	$8.61	$7.17	$8.79	$9.81	$9.75
Value at end of period	$8.92	$9.49	$10.65	$8.61	$7.17	$8.79	$9.81
Number of accumulation units outstanding at end of period	436,191	416,500	326,776	188,165	94,586	113,073	7,459
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.74	$13.87	$11.83	$10.41	$11.02	$10.26	$10.28
Value at end of period	$11.65	$12.74	$13.87	$11.83	$10.41	$11.02	$10.26
Number of accumulation units outstanding at end of period	99,064	119,738	73,798	47,433	72,547	76,851	5,674
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.66	$10.41	$10.20
Value at end of period	$10.12	$10.66	$10.41
Number of accumulation units outstanding at end of period	4,487,470	5,157,399	2,055,521

CFI-1

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.13	$9.80	$8.74	$7.70	$8.13	$7.79	$6.08	$9.95
Value at end of period	$9.74	$10.13	$9.80	$8.74	$7.70	$8.13	$7.79	$6.08
Number of accumulation units outstanding at end of period	9,507,797	3,326,376	3,553,623	3,776,108	4,036,972	4,398,876	4,692,093	4,193,381
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.45
Value at end of period	$8.75
Number of accumulation units outstanding at end of period	785,892
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.15	$13.94	$10.87	$9.57	$9.99
Value at end of period	$14.66	$15.15	$13.94	$10.87	$9.57
Number of accumulation units outstanding at end of period	11,357,787	13,193,311	15,699,200	17,914,965	19,736,037
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.73	$12.61	$9.81	$8.61	$8.78	$7.82	$6.10	$9.95	$9.83
Value at end of period	$13.31	$13.73	$12.61	$9.81	$8.61	$8.78	$7.82	$6.10	$9.95
Number of accumulation units outstanding at end of period	4,805,989	5,731,475	6,997,027	8,191,118	9,561,032	5,214,662	5,796,850	3,900,949	21,255
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.61	$14.33	$13.99	$11.05	$13.74	$12.96	$9.99
Value at end of period	$13.65	$14.61	$14.33	$13.99	$11.05	$13.74	$12.96
Number of accumulation units outstanding at end of period	284,964	332,628	560,747	952,657	1,068,924	1,477,004	453,760
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$18.49	$18.53	$17.80	$15.83	$15.37	$13.65	$9.26	$12.13	$11.96	$11.13
Value at end of period	$17.86	$18.49	$18.53	$17.80	$15.83	$15.37	$13.65	$9.26	$12.13	$11.96
Number of accumulation units outstanding at end of period	2,333,369	2,852,338	3,536,270	4,012,922	3,817,892	3,921,490	3,386,304	4,317,113	6,065,004	7,287,786
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$16.00	$14.29	$10.92	$9.71	$9.88	$8.82	$7.27	$11.78	$11.40	$10.12
Value at end of period	$15.87	$16.00	$14.29	$10.92	$9.71	$9.88	$8.82	$7.27	$11.78	$11.40
Number of accumulation units outstanding at end of period	502,867	611,588	718,974	816,038	939,728	1,008,074	1,178,124	1,295,966	1,448,885	1,498,538
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.05	$19.54	$14.76	$12.75	$13.12	$10.94	$8.44	$13.75	$13.25	$12.31
Value at end of period	$20.33	$21.05	$19.54	$14.76	$12.75	$13.12	$10.94	$8.44	$13.75	$13.25
Number of accumulation units outstanding at end of period	606,003	733,866	900,327	1,007,217	1,103,955	1,204,164	1,377,178	1,538,832	1,857,115	1,780,924
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$19.51	$18.80	$13.40	$12.12	$12.41	$10.28	$8.37	$12.80	$13.88	$12.41
Value at end of period	$18.57	$19.51	$18.80	$13.40	$12.12	$12.41	$10.28	$8.37	$12.80	$13.88
Number of accumulation units outstanding at end of period	471,739	590,078	701,737	824,353	906,059	987,422	1,101,850	1,200,311	1,437,532	1,463,522
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.56	$14.82	$15.09	$14.03	$13.26	$12.28	$11.19	$12.42	$11.92	$11.65
Value at end of period	$15.38	$15.56	$14.82	$15.09	$14.03	$13.26	$12.28	$11.19	$12.42	$11.92
Number of accumulation units outstanding at end of period	32,021,473	35,604,078	12,404,667	12,675,495	13,585,163	14,805,735	15,212,968	14,692,505	12,433,842	7,089,555
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$9.70	$10.41
Value at end of period	$9.43	$9.70
Number of accumulation units outstanding at end of period	12,820,021	14,338,873

CFI-2

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.01	$9.74	$8.16	$6.98	$8.09	$7.62	$6.06	$10.14
Value at end of period	$8.79	$9.01	$9.74	$8.16	$6.98	$8.09	$7.62	$6.06
Number of accumulation units outstanding at end of period	558,185	670,510	985,325	849,883	818,658	1,156,598	1,391,858	139,687
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.44	$12.27	$9.97	$9.40	$11.05	$9.86	$9.81
Value at end of period	$12.47	$11.44	$12.27	$9.97	$9.40	$11.05	$9.86
Number of accumulation units outstanding at end of period	179,540	88,325	158,004	62,624	178,839	63,936	3,051
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$14.78	$13.26	$10.32	$10.27
Value at end of period	$15.40	$14.78	$13.26	$10.32
Number of accumulation units outstanding at end of period	19,109,726	22,337,194	26,880,710	30,794,923
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$23.48	$21.00	$16.31	$14.04	$13.93	$12.36	$8.80	$12.32	$11.19	$10.75
Value at end of period	$24.56	$23.48	$21.00	$16.31	$14.04	$13.93	$12.36	$8.80	$12.32	$11.19
Number of accumulation units outstanding at end of period	9,118,020	11,036,243	7,109,891	1,682,756	2,130,653	1,082,965	1,127,373	74,128	25,298	39,234
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.80	$14.60	$11.33	$10.05	$10.05
Value at end of period	$14.85	$15.80	$14.60	$11.33	$10.05
Number of accumulation units outstanding at end of period	9,147,104	8,808,653	5,395,409	830,633	569,147
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$22.74	$22.90	$23.07	$23.05	$23.11	$22.72	$21.50	$21.86	$20.96	$20.47
Value at end of period	$22.54	$22.74	$22.90	$23.07	$23.05	$23.11	$22.72	$21.50	$21.86	$20.96
Number of accumulation units outstanding at end of period	175,121	213,469	274,726	378,445	463,361	595,343	738,091	954,519	1,366,149	1,891,473
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$15.80	$16.02	$16.24	$16.47	$16.70	$16.94	$17.12	$16.95	$16.38	$15.87
Value at end of period	$15.58	$15.80	$16.02	$16.24	$16.47	$16.70	$16.94	$17.12	$16.95	$16.38
Number of accumulation units outstanding at end of period	4,627,796	5,330,177	6,262,749	6,109,676	7,655,564	7,999,039	11,578,123	15,903,229	6,935,089	6,031,181
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$17.91	$16.73	$12.89	$11.47	$11.73	$9.15	$6.58	$10.72	$8.66	$8.17
Value at end of period	$17.71	$17.91	$16.73	$12.89	$11.47	$11.73	$9.15	$6.58	$10.72	$8.66
Number of accumulation units outstanding at end of period	3,240,855	3,761,739	4,703,222	3,747,745	4,227,190	4,756,551	4,502,607	4,769,928	299,160	369,355
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
Value at beginning of period	$17.57	$15.50	$12.06	$11.09	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98
Value at end of period	$17.23	$17.57	$15.50	$12.06	$11.09	$11.79	$10.32	$8.43	$13.10	$12.64
Number of accumulation units outstanding at end of period	577,949	655,382	581,429	616,418	700,026	862,455	854,149	896,825	1,065,830	1,051,162
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.49	$10.04	$9.76	$9.17	$8.84	$8.32	$8.25
Value at end of period	$10.26	$10.49	$10.04	$9.76	$9.17	$8.84	$8.32
Number of accumulation units outstanding at end of period	5,273,239	5,808,995	6,917,396	7,030,422	7,346,128	6,256,899	5,981,757
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.60	$13.09	$11.19	$10.05	$10.31	$9.37	$9.22
Value at end of period	$13.14	$13.60	$13.09	$11.19	$10.05	$10.31	$9.37
Number of accumulation units outstanding at end of period	45,698,664	51,799,708	59,186,253	63,995,469	68,956,114	74,275,484	79,472,323

CFI-3

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.61	$13.06	$11.45	$10.40	$10.54	$9.63	$9.49
Value at end of period	$13.21	$13.61	$13.06	$11.45	$10.40	$10.54	$9.63
Number of accumulation units outstanding at end of period	26,950,962	30,767,408	35,441,375	38,485,278	42,036,780	46,040,296	48,787,781
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.13	$12.65	$11.66	$10.73	$10.65	$9.86	$9.75
Value at end of period	$12.74	$13.13	$12.65	$11.66	$10.73	$10.65	$9.86
Number of accumulation units outstanding at end of period	14,071,867	16,389,602	19,206,813	20,961,634	22,515,408	24,451,343	25,879,317
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$23.45	$21.09	$16.24	$14.42	$14.07	$12.69	$10.27
Value at end of period	$24.83	$23.45	$21.09	$16.24	$14.42	$14.07	$12.69
Number of accumulation units outstanding at end of period	1,104,897	1,257,121	1,242,161	1,378,422	1,637,094	1,455,162	1,607,178
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$14.90	$13.42	$10.33	$9.09	$9.02	$8.17	$6.71	$10.17
Value at end of period	$14.95	$14.90	$13.42	$10.33	$9.09	$9.02	$8.17	$6.71
Number of accumulation units outstanding at end of period	3,395,479	3,546,039	4,014,374	4,545,292	4,462,209	5,649,134	6,524,524	629,227
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$22.29	$20.14	$15.54	$13.59	$13.71	$12.51	$10.35
Value at end of period	$21.15	$22.29	$20.14	$15.54	$13.59	$13.71	$12.51
Number of accumulation units outstanding at end of period	1,205,374	471,664	439,059	373,421	310,000	194,823	130,420
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$25.81	$23.56	$17.71	$15.55	$16.13	$13.00	$10.36
Value at end of period	$25.25	$25.81	$23.56	$17.71	$15.55	$16.13	$13.00
Number of accumulation units outstanding at end of period	1,355,601	1,415,777	1,742,194	1,975,775	2,267,474	2,632,553	2,765,328
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.91	$15.25	$11.56	$10.04	$10.40	$8.45	$6.13	$10.30
Value at end of period	$16.17	$16.91	$15.25	$11.56	$10.04	$10.40	$8.45	$6.13
Number of accumulation units outstanding at end of period	1,639,001	1,800,620	1,609,933	1,669,174	1,745,841	1,854,424	1,478,202	578,346
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.41	$15.90	$11.65	$10.20	$10.80	$8.69	$6.97	$10.06
Value at end of period	$15.40	$16.41	$15.90	$11.65	$10.20	$10.80	$8.69	$6.97
Number of accumulation units outstanding at end of period	1,600,432	1,732,818	1,943,191	1,759,225	1,701,985	1,880,369	1,673,974	1,397,996
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$15.20	$14.64	$10.70	$9.44	$9.53	$7.31	$5.68	$8.80	$8.13	$7.34
Value at end of period	$14.82	$15.20	$14.64	$10.70	$9.44	$9.53	$7.31	$5.68	$8.80	$8.13
Number of accumulation units outstanding at end of period	341,370	413,406	542,408	663,418	796,478	919,414	1,117,503	1,257,982	1,598,381	1,976,720

CFI-4

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.82	$16.06	$11.85	$10.52	$10.97	$8.97	$7.15	$10.25
Value at end of period	$16.42	$16.82	$16.06	$11.85	$10.52	$10.97	$8.97	$7.15
Number of accumulation units outstanding at end of period	852,713	963,772	1,060,414	1,187,162	1,422,232	1,686,231	1,359,012	686,734
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.03
Value at end of period	$9.60
Number of accumulation units outstanding at end of period	12,257,013
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.90	$11.44	$11.94	$11.69	$11.08	$10.62	$10.20	$9.99
Value at end of period	$11.73	$11.90	$11.44	$11.94	$11.69	$11.08	$10.62	$10.20
Number of accumulation units outstanding at end of period	2,326,628	2,474,708	2,262,123	2,599,279	3,165,568	3,163,184	3,588,432	3,388,765
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$21.11	$20.52	$14.99	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51	$11.01
Value at end of period	$19.77	$21.11	$20.52	$14.99	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51
Number of accumulation units outstanding at end of period	2,897,333	3,345,047	3,838,302	3,614,401	4,238,575	4,210,806	4,248,323	3,468,055	2,503,317	1,645,722
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.61	$11.48	$12.75	$12.16	$11.01	$10.59	$9.88
Value at end of period	$11.15	$11.61	$11.48	$12.75	$12.16	$11.01	$10.59
Number of accumulation units outstanding at end of period	2,427,575	2,742,060	3,201,123	5,636,752	5,459,336	3,408,948	2,184,297
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$14.41	$12.84	$12.55	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62	$11.04
Value at end of period	$13.97	$14.41	$12.84	$12.55	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	1,017,120	1,199,879	1,384,244	1,576,114	1,763,062	1,961,059	2,241,686	2,084,334	1,270,230	740,797
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$106.59	$83.24	$82.71	$72.61	$67.25	$53.29	$39.77	$65.61	$80.89	$59.61
Value at end of period	$108.20	$106.59	$83.24	$82.71	$72.61	$67.25	$53.29	$39.77	$65.61	$80.89
Number of accumulation units outstanding at end of period	252,122	319,442	412,408	481,849	575,703	675,827	801,790	952,216	1,233,036	1,684,633
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$15.10	$13.57	$10.22	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13	$9.91
Value at end of period	$15.33	$15.10	$13.57	$10.22	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13
Number of accumulation units outstanding at end of period	2,511,540	2,768,582	3,001,487	3,337,689	3,608,516	3,853,085	3,902,577	3,528,125	1,733,413	904,669
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$15.46	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05	$10.05
Value at end of period	$14.79	$15.46	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	1,226,292	1,421,605	1,638,441	1,976,916	2,223,917	2,485,616	2,897,468	3,270,508	1,892,774	854,223
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$24.25	$23.20	$17.30	$15.30	$17.43	$13.77	$10.03	$16.72	$14.81	$13.42
Value at end of period	$23.52	$24.25	$23.20	$17.30	$15.30	$17.43	$13.77	$10.03	$16.72	$14.81
Number of accumulation units outstanding at end of period	2,979,707	3,502,096	4,130,890	4,843,072	5,710,571	6,967,702	7,847,444	790,043	8,909,282	5,842,433
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.69	$14.19	$12.55	$11.31	$11.18	$10.04	$7.71	$11.06	$10.93	$10.00
Value at end of period	$13.56	$14.69	$14.19	$12.55	$11.31	$11.18	$10.04	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	3,731,542	4,655,588	5,147,846	5,478,163	5,332,275	5,251,259	5,510,324	4,555,948	3,440,430	1,274,023

CFI-5

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.00	$18.58	$13.96	$11.93	$12.36	$10.89	$8.59	$13.72	$14.24	$12.46
Value at end of period	$18.54	$20.00	$18.58	$13.96	$11.93	$12.36	$10.89	$8.59	$13.72	$14.24
Number of accumulation units outstanding at end of period	1,683,688	2,034,525	2,240,125	2,131,292	2,213,852	2,163,923	2,202,640	2,342,903	2,261,293	2,275,253
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.50	$16.33	$13.29	$11.98	$12.31	$11.15	$9.24	$12.26	$12.04	$10.86
Value at end of period	$16.86	$17.50	$16.33	$13.29	$11.98	$12.31	$11.15	$9.24	$12.26	$12.04
Number of accumulation units outstanding at end of period	5,216,053	6,388,091	2,363,718	2,113,601	2,270,527	2,408,048	2,591,371	2,734,004	1,006,618	482,346
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.93	$10.13
Value at end of period	$10.52	$10.93
Number of accumulation units outstanding at end of period	7,191,688	8,247,921
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$45.85	$42.23	$31.99	$28.32	$29.36	$26.47	$21.66	$32.41	$32.04	$28.01
Value at end of period	$43.88	$45.85	$42.23	$31.99	$28.32	$29.36	$26.47	$21.66	$32.41	$32.04
Number of accumulation units outstanding at end of period	956,646	1,110,697	1,334,073	1,464,057	1,747,429	2,059,675	2,460,096	2,778,827	3,278,627	4,097,219
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$21.46	$21.57	$23.20	$19.76	$24.52	$20.67	$12.22	$25.43	$18.63	$13.91
Value at end of period	$17.82	$21.46	$21.57	$23.20	$19.76	$24.52	$20.67	$12.22	$25.43	$18.63
Number of accumulation units outstanding at end of period	2,491,137	2,828,949	3,257,286	3,572,154	3,601,771	3,721,910	4,884,446	4,935,142	4,448,144	3,740,816
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$18.13	$15.99	$12.33	$10.42	$10.38	$8.56	$6.91	$10.18
Value at end of period	$17.34	$18.13	$15.99	$12.33	$10.42	$10.38	$8.56	$6.91
Number of accumulation units outstanding at end of period	1,100,503	1,353,541	1,923,801	1,723,331	1,622,804	1,415,034	802,705	540,677
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$26.53	$24.83	$18.12	$15.49	$15.92	$12.74	$10.15	$14.69	$15.16	$13.18
Value at end of period	$25.19	$26.53	$24.83	$18.12	$15.49	$15.92	$12.74	$10.15	$14.69	$15.16
Number of accumulation units outstanding at end of period	1,470,952	1,635,806	1,942,461	1,734,757	1,899,433	2,114,063	1,657,419	1,611,588	1,945,337	2,000,101
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$25.95	$25.25	$21.44	$18.78	$17.47	$15.55	$12.24	$17.37	$16.06	$13.43
Value at end of period	$27.22	$25.95	$25.25	$21.44	$18.78	$17.47	$15.55	$12.24	$17.37	$16.06
Number of accumulation units outstanding at end of period	1,519,675	1,806,889	2,192,686	2,525,466	2,790,056	2,982,767	2,798,687	2,715,369	2,698,954	2,849,171
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$18.23	$18.11	$14.48	$12.10	$13.40	$11.73	$8.54	$14.55	$13.88	$11.97
Value at end of period	$18.66	$18.23	$18.11	$14.48	$12.10	$13.40	$11.73	$8.54	$14.55	$13.88
Number of accumulation units outstanding at end of period	1,216,762	1,205,566	1,469,568	1,279,009	1,397,045	1,420,560	1,635,220	1,818,384	1,491,444	1,005,867
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$79.04	$71.47	$59.32	$52.55	$51.80	$46.07	$35.06	$49.06	$47.66	$42.17
Value at end of period	$82.00	$79.04	$71.47	$59.32	$52.55	$51.80	$46.07	$35.06	$49.06	$47.66
Number of accumulation units outstanding at end of period	4,905,548	5,469,024	6,127,711	6,556,997	7,077,206	7,593,076	8,156,298	8,278,462	8,055,776	7,742,558
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$47.40	$44.74	$34.97	$30.26	$30.97	$27.32	$22.17	$34.97	$34.41	$29.30
Value at end of period	$43.51	$47.40	$44.74	$34.97	$30.26	$30.97	$27.32	$22.17	$34.97	$34.41
Number of accumulation units outstanding at end of period	1,493,918	1,766,295	2,183,982	2,465,852	2,820,631	3,008,352	3,153,961	3,367,200	3,471,081	3,923,791

CFI-6

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.57	$14.57	$10.64	$9.10	$9.35	$8.13	$5.78	$10.17	$10.10
Value at end of period	$16.97	$15.57	$14.57	$10.64	$9.10	$9.35	$8.13	$5.78	$10.17
Number of accumulation units outstanding at end of period	2,549,469	2,394,002	2,453,514	2,352,194	1,806,950	1,929,680	1,909,257	775,347	317,543
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.22	$15.61	$13.84	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42
Value at end of period	$14.86	$15.22	$15.61	$13.84	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18
Number of accumulation units outstanding at end of period	1,199,390	1,221,192	1,258,845	1,385,641	1,461,019	1,599,392	1,998,238	2,376,603	2,243,027	1,560,451
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.39	$12.40	$10.49	$8.96	$10.36	$9.67	$7.44	$12.71	$11.18	$10.17
Value at end of period	$10.83	$11.39	$12.40	$10.49	$8.96	$10.36	$9.67	$7.44	$12.71	$11.18
Number of accumulation units outstanding at end of period	6,092,607	6,958,530	7,818,813	8,618,254	2,688,868	2,992,773	2,884,425	2,681,328	1,021,786	237,468
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$30.33	$31.63	$24.56	$20.46	$22.00	$20.71	$15.88	$26.69	$26.44	$21.99
Value at end of period	$27.64	$30.33	$31.63	$24.56	$20.46	$22.00	$20.71	$15.88	$26.69	$26.44
Number of accumulation units outstanding at end of period	816,077	984,423	1,092,286	1,218,937	1,363,264	1,606,338	1,694,621	1,712,450	1,869,745	2,011,664

Separate Account Annual Charges of 1.45%

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.01	$11.95	$10.60	$9.78	$10.30	$9.52	$7.99	$10.09
Value at end of period	$11.71	$12.01	$11.95	$10.60	$9.78	$10.30	$9.52	$7.99
Number of accumulation units outstanding at end of period	1,538,404	1,953,606	2,064,329	2,222,715	2,844,719	3,582,001	3,478,113	1,398,127
COLUMBIA SMALL CAP VALUE FUND VS (CLASS B)
Value at beginning of period	$29.04	$28.59	$21.65	$19.74	$21.34	$17.12	$13.90	$19.63	$20.45	$17.38
Value at end of period	$26.81	$29.04	$28.59	$21.65	$19.74	$21.34	$17.12	$13.90	$19.63	$20.45
Number of accumulation units outstanding at end of period	288,185	352,191	481,241	585,451	662,341	745,402	862,023	1,030,405	1,354,061	1,713,584
PROFUND VP BULL
Value at beginning of period	$13.28	$12.09	$9.45	$8.42	$8.55	$7.70	$6.29	$10.23	$10.03	$8.95
Value at end of period	$13.03	$13.28	$12.09	$9.45	$8.42	$8.55	$7.70	$6.29	$10.23	$10.03
Number of accumulation units outstanding at end of period	83,082	90,996	146,571	176,369	229,572	349,659	384,448	417,520	572,332	1,738,324
PROFUND VP EUROPE 30
Value at beginning of period	$10.51	$11.68	$9.74	$8.48	$9.44	$9.33	$7.16	$12.97	$11.49	$9.92
Value at end of period	$9.23	$10.51	$11.68	$9.74	$8.48	$9.44	$9.33	$7.16	$12.97	$11.49
Number of accumulation units outstanding at end of period	36,599	40,732	55,207	76,226	95,230	115,157	137,957	176,707	253,884	342,749
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.22	$3.23	$2.82	$3.07	$4.99	$6.03	$4.63	$7.57	$8.10	$7.46
Value at end of period	$2.16	$2.22	$3.23	$2.82	$3.07	$4.99	$6.03	$4.63	$7.57	$8.10
Number of accumulation units outstanding at end of period	43,869	68,213	91,758	126,120	142,733	153,552	178,986	238,350	365,721	540,756
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.46	$10.63	$8.60	$7.16	$8.79	$9.81	$9.75
Value at end of period	$8.90	$9.46	$10.63	$8.60	$7.16	$8.79	$9.81
Number of accumulation units outstanding at end of period	93,147	61,821	35,123	37,879	25,121	22,581	4,083

CFI-7

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.70	$13.84	$11.81	$10.40	$11.01	$10.26	$10.08
Value at end of period	$11.62	$12.70	$13.84	$11.81	$10.40	$11.01	$10.26
Number of accumulation units outstanding at end of period	8,474	5,081	7,532	2,241	7,398	4,702	6,842
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.65	$10.40	$9.93
Value at end of period	$10.11	$10.65	$10.40
Number of accumulation units outstanding at end of period	415,380	485,855	1,534
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.10	$9.77	$8.72	$7.69	$8.12	$7.78	$6.08	$9.95
Value at end of period	$9.70	$10.10	$9.77	$8.72	$7.69	$8.12	$7.78	$6.08
Number of accumulation units outstanding at end of period	1,290,353	179,450	222,338	240,900	261,667	333,061	577,217	252,302
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.45
Value at end of period	$8.74
Number of accumulation units outstanding at end of period	179,247
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.12	$13.92	$10.86	$9.56	$9.99
Value at end of period	$14.63	$15.12	$13.92	$10.86	$9.56
Number of accumulation units outstanding at end of period	2,357,589	2,891,838	3,836,159	4,707,103	5,571,491
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.68	$12.57	$9.78	$8.60	$8.77	$7.82	$6.10	$9.95	$9.83
Value at end of period	$13.26	$13.68	$12.57	$9.78	$8.60	$8.77	$7.82	$6.10	$9.95
Number of accumulation units outstanding at end of period	2,823,985	3,452,928	4,473,075	5,894,655	7,309,908	5,553,955	6,354,228	5,498,422	3,297
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.57	$14.29	$13.97	$11.04	$13.73	$12.96	$9.99
Value at end of period	$13.60	$14.57	$14.29	$13.97	$11.04	$13.73	$12.96
Number of accumulation units outstanding at end of period	76,400	50,885	93,168	118,685	110,735	166,799	104,665
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$18.39	$18.44	$17.72	$15.77	$15.32	$13.61	$9.24	$12.11	$11.94	$11.12
Value at end of period	$17.76	$18.39	$18.44	$17.72	$15.77	$15.32	$13.61	$9.24	$12.11	$11.94
Number of accumulation units outstanding at end of period	1,012,788	1,280,544	1,665,298	2,184,092	2,491,020	2,933,389	3,043,266	3,714,547	5,106,391	6,212,198
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$15.89	$14.20	$10.86	$9.66	$9.83	$8.78	$7.24	$11.74	$11.37	$10.10
Value at end of period	$15.76	$15.89	$14.20	$10.86	$9.66	$9.83	$8.78	$7.24	$11.74	$11.37
Number of accumulation units outstanding at end of period	282,722	318,348	423,824	651,811	715,155	884,341	938,032	1,042,303	1,270,440	1,403,789
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$23.73	$22.03	$16.65	$14.39	$14.81	$12.36	$9.54	$15.55	$14.99	$13.94
Value at end of period	$22.90	$23.73	$22.03	$16.65	$14.39	$14.81	$12.36	$9.54	$15.55	$14.99
Number of accumulation units outstanding at end of period	145,186	171,063	223,131	281,879	324,303	401,903	504,402	588,432	813,865	977,910
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$22.90	$22.08	$15.75	$14.25	$14.60	$12.10	$9.86	$15.08	$16.37	$14.63
Value at end of period	$21.79	$22.90	$22.08	$15.75	$14.25	$14.60	$12.10	$9.86	$15.08	$16.37
Number of accumulation units outstanding at end of period	83,770	101,167	139,132	177,088	214,788	286,449	340,526	403,831	574,391	720,706

CFI-8

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.46	$14.73	$15.00	$13.96	$13.20	$12.23	$11.15	$12.39	$11.89	$11.63
Value at end of period	$15.27	$15.46	$14.73	$15.00	$13.96	$13.20	$12.23	$11.15	$12.39	$11.89
Number of accumulation units outstanding at end of period	4,519,633	5,528,408	1,551,460	1,883,109	2,424,393	2,524,418	2,778,230	3,181,205	3,633,088	3,602,733
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$9.69	$10.56
Value at end of period	$9.42	$9.69
Number of accumulation units outstanding at end of period	2,191,357	2,741,578
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.98	$9.71	$8.14	$6.97	$8.08	$7.62	$6.06	$10.32
Value at end of period	$8.76	$8.98	$9.71	$8.14	$6.97	$8.08	$7.62	$6.06
Number of accumulation units outstanding at end of period	116,289	157,000	300,509	234,663	222,875	692,293	588,677	37,212
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.41	$12.24	$9.95	$9.39	$11.04	$9.86	$9.78
Value at end of period	$12.43	$11.41	$12.24	$9.95	$9.39	$11.04	$9.86
Number of accumulation units outstanding at end of period	35,359	13,570	29,519	8,760	13,788	143,529	465
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$14.76	$13.25	$10.32	$10.27
Value at end of period	$15.37	$14.76	$13.25	$10.32
Number of accumulation units outstanding at end of period	4,067,317	4,989,819	6,510,996	8,011,707
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$23.35	$20.90	$16.24	$13.98	$13.88	$12.33	$8.78	$12.30	$11.18	$10.74
Value at end of period	$24.42	$23.35	$20.90	$16.24	$13.98	$13.88	$12.33	$8.78	$12.30	$11.18
Number of accumulation units outstanding at end of period	2,572,012	3,274,957	1,462,907	963,656	1,126,811	595,332	487,747	66,305	46,371	80,432
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.77	$14.58	$11.32	$10.05	$10.05
Value at end of period	$14.81	$15.77	$14.58	$11.32	$10.05
Number of accumulation units outstanding at end of period	2,960,695	3,499,609	2,959,548	608,917	698,403
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$22.37	$22.55	$22.72	$22.71	$22.78	$22.41	$21.22	$21.59	$20.71	$20.24
Value at end of period	$22.17	$22.37	$22.55	$22.72	$22.71	$22.78	$22.41	$21.22	$21.59	$20.71
Number of accumulation units outstanding at end of period	157,286	202,777	255,577	332,285	452,611	632,793	818,082	1,000,792	1,372,590	1,704,928
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$15.52	$15.75	$15.97	$16.21	$16.44	$16.68	$16.88	$16.72	$16.16	$15.67
Value at end of period	$15.30	$15.52	$15.75	$15.97	$16.21	$16.44	$16.68	$16.88	$16.72	$16.16
Number of accumulation units outstanding at end of period	1,642,900	2,155,791	2,960,758	3,221,646	4,121,705	4,765,149	7,031,809	12,640,768	6,145,443	5,853,638
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$17.79	$16.63	$12.81	$11.41	$11.67	$9.11	$6.56	$10.68	$8.64	$8.15
Value at end of period	$17.57	$17.79	$16.63	$12.81	$11.41	$11.67	$9.11	$6.56	$10.68	$8.64
Number of accumulation units outstanding at end of period	1,343,608	1,628,870	2,202,017	2,238,891	2,735,925	3,660,850	3,762,445	4,001,366	400,352	507,772
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
Value at beginning of period	$17.48	$15.43	$12.02	$11.06	$11.75	$10.29	$8.41	$13.08	$12.63	$10.98
Value at end of period	$17.14	$17.48	$15.43	$12.02	$11.06	$11.75	$10.29	$8.41	$13.08	$12.63
Number of accumulation units outstanding at end of period	204,638	215,054	216,634	262,250	329,597	372,241	413,573	449,248	663,930	779,945

CFI-9

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.46	$10.02	$9.74	$9.16	$8.84	$8.31	$8.25
Value at end of period	$10.22	$10.46	$10.02	$9.74	$9.16	$8.84	$8.31
Number of accumulation units outstanding at end of period	972,338	1,015,999	1,484,592	2,511,509	2,424,076	2,284,321	1,878,967
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.56	$13.07	$11.17	$10.04	$10.31	$9.37	$9.22
Value at end of period	$13.09	$13.56	$13.07	$11.17	$10.04	$10.31	$9.37
Number of accumulation units outstanding at end of period	5,677,271	6,905,816	8,311,637	9,179,579	10,424,293	11,613,550	12,837,062
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.57	$13.03	$11.43	$10.39	$10.54	$9.63	$9.49
Value at end of period	$13.17	$13.57	$13.03	$11.43	$10.39	$10.54	$9.63
Number of accumulation units outstanding at end of period	4,086,775	4,720,734	5,882,523	6,458,891	7,416,905	8,432,784	9,436,744
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.09	$12.62	$11.64	$10.71	$10.64	$9.86	$9.75
Value at end of period	$12.70	$13.09	$12.62	$11.64	$10.71	$10.64	$9.86
Number of accumulation units outstanding at end of period	3,020,673	3,504,660	4,251,012	4,795,887	5,638,396	5,981,284	6,824,537
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$23.38	$21.04	$16.21	$14.40	$14.06	$12.68	$10.27
Value at end of period	$24.74	$23.38	$21.04	$16.21	$14.40	$14.06	$12.68
Number of accumulation units outstanding at end of period	619,236	719,090	895,848	1,037,401	1,193,971	1,210,244	1,395,258
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$14.85	$13.38	$10.30	$9.07	$9.01	$8.16	$6.71	$10.13
Value at end of period	$14.90	$14.85	$13.38	$10.30	$9.07	$9.01	$8.16	$6.71
Number of accumulation units outstanding at end of period	1,507,125	1,691,723	1,932,569	2,420,201	2,812,730	4,030,871	5,261,284	243,155
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$22.22	$20.10	$15.51	$13.58	$13.70	$12.51	$10.35
Value at end of period	$21.08	$22.22	$20.10	$15.51	$13.58	$13.70	$12.51
Number of accumulation units outstanding at end of period	483,403	104,122	125,461	166,446	166,253	175,163	61,958
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$25.73	$23.50	$17.68	$15.53	$16.11	$12.99	$10.40
Value at end of period	$25.16	$25.73	$23.50	$17.68	$15.53	$16.11	$12.99
Number of accumulation units outstanding at end of period	456,080	465,659	588,443	707,299	887,614	1,117,706	1,349,863
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.85	$15.21	$11.53	$10.02	$10.39	$8.44	$6.13	$10.33
Value at end of period	$16.10	$16.85	$15.21	$11.53	$10.02	$10.39	$8.44	$6.13
Number of accumulation units outstanding at end of period	342,779	424,483	401,310	352,708	441,768	667,996	567,439	121,499
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.35	$15.85	$11.62	$10.18	$10.78	$8.68	$6.97	$10.06
Value at end of period	$15.34	$16.35	$15.85	$11.62	$10.18	$10.78	$8.68	$6.97
Number of accumulation units outstanding at end of period	394,050	469,219	744,447	662,815	832,166	1,415,119	1,266,182	1,152,601

CFI-10

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$15.10	$14.54	$10.64	$9.39	$9.48	$7.28	$5.65	$8.77	$8.10	$7.32
Value at end of period	$14.71	$15.10	$14.54	$10.64	$9.39	$9.48	$7.28	$5.65	$8.77	$8.10
Number of accumulation units outstanding at end of period	403,774	459,652	582,841	695,269	806,024	964,109	1,126,157	1,241,548	1,710,022	2,086,323
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.77	$16.01	$11.83	$10.50	$10.95	$8.96	$7.15	$10.08
Value at end of period	$16.35	$16.77	$16.01	$11.83	$10.50	$10.95	$8.96	$7.15
Number of accumulation units outstanding at end of period	159,039	168,456	242,690	246,640	301,151	435,427	436,482	366,888
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.03
Value at end of period	$9.60
Number of accumulation units outstanding at end of period	782,725
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.86	$11.41	$11.91	$11.67	$11.07	$10.61	$10.20	$9.95
Value at end of period	$11.69	$11.86	$11.41	$11.91	$11.67	$11.07	$10.61	$10.20
Number of accumulation units outstanding at end of period	696,107	656,966	672,358	1,166,878	1,615,557	1,016,026	1,320,634	1,644,114
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$21.01	$20.43	$14.93	$12.66	$12.57	$10.08	$7.56	$13.07	$12.50	$11.00
Value at end of period	$19.66	$21.01	$20.43	$14.93	$12.66	$12.57	$10.08	$7.56	$13.07	$12.50
Number of accumulation units outstanding at end of period	468,510	649,922	924,338	846,060	1,007,997	1,011,816	1,123,724	797,643	1,063,040	604,582
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.57	$11.45	$12.73	$12.15	$11.00	$10.58	$9.92
Value at end of period	$11.11	$11.57	$11.45	$12.73	$12.15	$11.00	$10.58
Number of accumulation units outstanding at end of period	452,576	494,309	809,299	1,661,316	1,786,974	1,086,065	908,377
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$14.35	$12.79	$12.51	$10.10	$10.83	$9.47	$7.20	$12.44	$13.62	$11.17
Value at end of period	$13.90	$14.35	$12.79	$12.51	$10.10	$10.83	$9.47	$7.20	$12.44	$13.62
Number of accumulation units outstanding at end of period	130,411	164,320	200,092	265,526	331,412	393,756	503,512	700,495	734,011	424,008
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$105.06	$82.08	$81.61	$71.67	$66.42	$52.66	$39.32	$64.90	$80.06	$59.02
Value at end of period	$106.59	$105.06	$82.08	$81.61	$71.67	$66.42	$52.66	$39.32	$64.90	$80.06
Number of accumulation units outstanding at end of period	159,663	193,312	258,685	327,757	390,039	492,690	598,470	691,765	925,650	1,476,189
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$15.03	$13.52	$10.18	$9.20	$9.79	$8.87	$6.84	$11.42	$11.12	$9.91
Value at end of period	$15.25	$15.03	$13.52	$10.18	$9.20	$9.79	$8.87	$6.84	$11.42	$11.12
Number of accumulation units outstanding at end of period	385,227	480,581	436,661	490,049	575,208	622,915	673,194	683,783	450,278	293,156
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$15.39	$14.97	$10.85	$9.64	$10.05	$8.14	$6.63	$10.20	$10.05	$9.95
Value at end of period	$14.72	$15.39	$14.97	$10.85	$9.64	$10.05	$8.14	$6.63	$10.20	$10.05
Number of accumulation units outstanding at end of period	128,489	151,763	200,359	247,389	302,379	391,648	562,710	687,982	722,546	405,954
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$24.08	$23.04	$17.19	$15.22	$17.34	$13.71	$9.99	$16.66	$14.77	$13.39
Value at end of period	$23.34	$24.08	$23.04	$17.19	$15.22	$17.34	$13.71	$9.99	$16.66	$14.77
Number of accumulation units outstanding at end of period	1,386,639	1,666,498	2,217,958	2,845,655	3,550,565	4,704,576	5,452,120	6,169,727	7,733,886	5,449,288

CFI-11

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.63	$14.14	$12.51	$11.27	$11.16	$10.02	$7.70	$11.05	$10.92	$9.99
Value at end of period	$13.50	$14.63	$14.14	$12.51	$11.27	$11.16	$10.02	$7.70	$11.05	$10.92
Number of accumulation units outstanding at end of period	866,893	1,150,591	1,295,543	1,391,383	1,455,775	1,463,809	1,751,595	1,397,558	1,739,831	755,287
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.87	$18.47	$13.89	$11.87	$12.31	$10.85	$8.56	$13.68	$14.20	$12.44
Value at end of period	$18.41	$19.87	$18.47	$13.89	$11.87	$12.31	$10.85	$8.56	$13.68	$14.20
Number of accumulation units outstanding at end of period	249,779	295,167	350,202	268,299	355,315	412,903	304,404	328,003	359,818	270,574
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.42	$16.26	$13.24	$11.94	$12.28	$11.12	$9.22	$12.24	$12.03	$10.86
Value at end of period	$16.77	$17.42	$16.26	$13.24	$11.94	$12.28	$11.12	$9.22	$12.24	$12.03
Number of accumulation units outstanding at end of period	2,006,471	2,548,610	508,036	521,622	590,503	765,973	864,371	1,127,556	229,881	178,095
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.93	$10.23
Value at end of period	$10.51	$10.93
Number of accumulation units outstanding at end of period	795,929	937,902
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$45.30	$41.74	$31.64	$28.02	$29.06	$26.21	$21.46	$32.13	$31.78	$27.80
Value at end of period	$43.33	$45.30	$41.74	$31.64	$28.02	$29.06	$26.21	$21.46	$32.13	$31.78
Number of accumulation units outstanding at end of period	376,141	463,258	602,131	709,660	892,020	1,110,882	1,374,453	1,628,583	1,910,350	2,426,396
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$21.28	$21.39	$23.03	$19.62	$24.36	$20.55	$12.15	$25.31	$18.54	$13.86
Value at end of period	$17.66	$21.28	$21.39	$23.03	$19.62	$24.36	$20.55	$12.15	$25.31	$18.54
Number of accumulation units outstanding at end of period	559,873	669,759	952,323	1,199,195	1,355,402	1,650,884	2,201,064	2,324,744	3,353,332	3,196,021
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2004)
Value at beginning of period	$29.82	$26.31	$20.30	$17.16	$17.10	$14.10	$11.40	$17.27
Value at end of period	$28.50	$29.82	$26.31	$20.30	$17.16	$17.10	$14.11	$11.40
Number of accumulation units outstanding at end of period	164,697	211,446	340,044	323,908	246,210	286,692	161,752	141,571
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$26.36	$24.68	$18.03	$15.41	$15.85	$12.69	$10.11	$14.65	$15.12	$13.15
Value at end of period	$25.02	$26.36	$24.68	$18.03	$15.41	$15.85	$12.69	$10.11	$14.65	$15.12
Number of accumulation units outstanding at end of period	539,081	620,030	883,036	972,834	1,125,310	1,465,971	1,196,490	1,267,700	1,611,101	1,843,557
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$25.79	$25.10	$21.33	$18.69	$17.39	$15.49	$12.20	$17.32	$16.02	$13.40
Value at end of period	$27.03	$25.79	$25.10	$21.33	$18.69	$17.39	$15.49	$12.20	$17.32	$16.02
Number of accumulation units outstanding at end of period	444,955	516,372	657,998	797,870	900,513	1,120,563	1,119,057	1,204,902	1,544,219	1,777,302
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$20.71	$20.58	$16.47	$13.77	$15.25	$13.36	$9.73	$16.59	$15.83	$13.66
Value at end of period	$21.19	$20.71	$20.58	$16.47	$13.77	$15.25	$13.36	$9.73	$16.59	$15.83
Number of accumulation units outstanding at end of period	223,188	169,403	176,008	161,063	194,956	174,331	212,511	273,401	303,484	314,611
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$77.90	$70.48	$58.52	$51.87	$51.16	$45.52	$34.67	$48.53	$47.17	$41.75
Value at end of period	$80.78	$77.90	$70.48	$58.52	$51.87	$51.16	$45.52	$34.67	$48.53	$47.17
Number of accumulation units outstanding at end of period	1,216,076	1,429,747	1,857,652	2,216,025	2,647,508	3,275,890	3,886,619	4,433,309	5,403,692	6,132,011

CFI-12

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$46.72	$44.12	$34.51	$29.87	$30.58	$27.00	$21.92	$34.59	$34.06	$29.01
Value at end of period	$42.87	$46.72	$44.12	$34.51	$29.87	$30.58	$27.00	$21.92	$34.59	$34.06
Number of accumulation units outstanding at end of period	829,045	998,913	1,276,446	1,533,522	1,894,792	2,201,856	2,517,735	2,795,600	3,219,736	3,716,231
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$15.51	$14.52	$10.61	$9.07	$9.33	$8.12	$5.78	$10.17	$9.93
Value at end of period	$16.90	$15.51	$14.52	$10.61	$9.07	$9.33	$8.12	$5.78	$10.17
Number of accumulation units outstanding at end of period	701,819	636,610	763,626	752,802	460,502	470,209	703,913	141,482	282,096
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.14	$15.54	$13.79	$11.78	$13.64	$12.16	$8.97	$18.03	$15.17	$12.41
Value at end of period	$14.78	$15.14	$15.54	$13.79	$11.78	$13.64	$12.16	$8.97	$18.03	$15.17
Number of accumulation units outstanding at end of period	413,670	411,984	556,772	668,373	772,576	908,034	1,045,341	1,284,421	1,712,461	1,397,026
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.34	$12.35	$10.45	$8.94	$10.33	$9.65	$7.43	$12.70	$11.18	$10.09
Value at end of period	$10.77	$11.34	$12.35	$10.45	$8.94	$10.33	$9.65	$7.43	$12.70	$11.18
Number of accumulation units outstanding at end of period	1,480,818	1,705,553	2,286,338	2,630,314	719,050	1,151,323	1,511,460	1,045,633	545,889	84,091
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.95	$31.25	$24.28	$20.23	$21.77	$20.50	$15.73	$26.45	$26.21	$21.81
Value at end of period	$27.28	$29.95	$31.25	$24.28	$20.23	$21.77	$20.50	$15.73	$26.45	$26.21
Number of accumulation units outstanding at end of period	447,571	521,559	670,692	812,061	996,405	1,229,607	1,427,683	1,551,009	1,916,797	2,353,566

Separate Account Annual Charges of 1.55%

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.92	$11.88	$10.55	$9.74	$10.27	$9.50	$7.98	$10.09
Value at end of period	$11.62	$11.92	$11.88	$10.55	$9.74	$10.27	$9.50	$7.98
Number of accumulation units outstanding at end of period	4,130,167	5,354,288	5,616,905	5,426,192	6,268,257	6,150,538	5,374,596	3,029,923
COLUMBIA SMALL CAP VALUE FUND VS (CLASS B)
Value at beginning of period	$28.70	$28.29	$21.43	$19.57	$21.18	$17.01	$13.82	$19.54	$20.37	$17.34
Value at end of period	$26.47	$28.70	$28.29	$21.43	$19.57	$21.18	$17.01	$13.82	$19.54	$20.37
Number of accumulation units outstanding at end of period	178,809	222,656	266,090	308,082	339,946	390,405	436,197	489,524	636,374	809,299
PROFUND VP BULL
Value at beginning of period	$13.10	$11.94	$9.34	$8.33	$8.46	$7.64	$6.24	$10.17	$9.97	$8.91
Value at end of period	$12.84	$13.10	$11.94	$9.34	$8.33	$8.46	$7.64	$6.24	$10.17	$9.97
Number of accumulation units outstanding at end of period	16,300	17,517	22,658	30,083	33,539	45,340	51,804	55,097	67,929	109,056
PROFUND VP EUROPE 30
Value at beginning of period	$10.37	$11.53	$9.63	$8.39	$9.35	$9.25	$7.10	$12.89	$11.42	$9.87
Value at end of period	$9.10	$10.37	$11.53	$9.63	$8.39	$9.35	$9.25	$7.10	$12.89	$11.42
Number of accumulation units outstanding at end of period	8,635	11,666	15,516	17,514	21,957	24,560	34,981	40,965	59,527	71,195
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.20	$3.20	$2.79	$3.05	$4.95	$5.99	$4.60	$7.54	$8.08	$7.45
Value at end of period	$2.13	$2.20	$3.20	$2.79	$3.05	$4.95	$5.99	$4.60	$7.54	$8.08
Number of accumulation units outstanding at end of period	141,169	162,333	160,479	177,074	170,453	189,111	208,414	230,571	321,472	361,555

CFI-13

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.42	$10.59	$8.57	$7.15	$8.77	$9.81	$9.71
Value at end of period	$8.84	$9.42	$10.59	$8.57	$7.15	$8.77	$9.81
Number of accumulation units outstanding at end of period	261,037	235,932	235,984	146,141	38,211	17,995	1,961
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.64	$13.78	$11.78	$10.38	$11.00	$10.26	$10.08
Value at end of period	$11.54	$12.64	$13.78	$11.78	$10.38	$11.00	$10.26
Number of accumulation units outstanding at end of period	36,699	40,495	37,398	18,969	16,012	16,699	5,356
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.63	$10.40	$10.14
Value at end of period	$10.08	$10.63	$10.40
Number of accumulation units outstanding at end of period	922,911	1,091,687	143,304
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.02	$9.71	$8.68	$7.66	$8.09	$7.76	$6.07	$9.95
Value at end of period	$9.63	$10.02	$9.71	$8.68	$7.66	$8.09	$7.76	$6.07
Number of accumulation units outstanding at end of period	4,266,371	975,294	1,120,106	1,217,735	1,363,797	1,538,407	1,771,924	1,417,425
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.45
Value at end of period	$8.73
Number of accumulation units outstanding at end of period	651,763
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.06	$13.88	$10.83	$9.55	$9.99
Value at end of period	$14.55	$15.06	$13.88	$10.83	$9.55
Number of accumulation units outstanding at end of period	5,361,077	6,213,501	7,258,644	8,070,041	8,647,939
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.58	$12.49	$9.73	$8.56	$8.74	$7.80	$6.09	$9.95	$9.83
Value at end of period	$13.15	$13.58	$12.49	$9.73	$8.56	$8.74	$7.80	$6.09	$9.95
Number of accumulation units outstanding at end of period	2,487,712	2,990,699	3,517,921	3,912,778	4,432,990	2,208,411	2,466,114	1,706,786	8,086
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.48	$14.22	$13.91	$11.01	$13.71	$12.95	$9.99
Value at end of period	$13.51	$14.48	$14.22	$13.91	$11.01	$13.71	$12.95
Number of accumulation units outstanding at end of period	201,723	246,381	223,717	319,776	340,434	384,994	241,620
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$18.19	$18.26	$17.56	$15.64	$15.22	$13.53	$9.20	$12.06	$11.91	$11.10
Value at end of period	$17.55	$18.19	$18.26	$17.56	$15.64	$15.22	$13.53	$9.20	$12.06	$11.91
Number of accumulation units outstanding at end of period	1,475,671	1,846,888	2,275,773	2,171,409	2,042,969	2,059,551	1,781,395	2,182,503	2,929,725	3,362,115
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$15.67	$14.02	$10.73	$9.56	$9.74	$8.71	$7.19	$11.66	$11.31	$10.05
Value at end of period	$15.53	$15.67	$14.02	$10.73	$9.56	$9.74	$8.71	$7.19	$11.66	$11.31
Number of accumulation units outstanding at end of period	276,691	351,353	420,962	557,532	604,682	647,790	705,055	923,149	1,049,107	827,701
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$20.72	$19.25	$14.57	$12.61	$12.98	$10.85	$8.38	$13.67	$13.19	$12.28
Value at end of period	$19.98	$20.72	$19.25	$14.57	$12.61	$12.98	$10.85	$8.38	$13.67	$13.19
Number of accumulation units outstanding at end of period	345,279	441,525	523,334	593,513	638,560	702,179	793,765	978,688	1,082,008	1,002,636

CFI-14

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$19.19	$18.52	$13.22	$11.98	$12.29	$10.19	$8.31	$12.73	$13.83	$12.38
Value at end of period	$18.24	$19.19	$18.52	$13.22	$11.98	$12.29	$10.19	$8.31	$12.73	$13.83
Number of accumulation units outstanding at end of period	258,846	337,671	391,901	439,286	476,731	519,025	583,023	725,123	842,859	784,269
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.26	$14.56	$14.84	$13.82	$13.08	$12.13	$11.08	$12.32	$11.84	$11.58
Value at end of period	$15.06	$15.26	$14.56	$14.84	$13.82	$13.08	$12.13	$11.08	$12.32	$11.84
Number of accumulation units outstanding at end of period	15,324,188	17,034,078	6,617,969	6,205,520	6,827,350	7,515,594	7,582,620	7,875,077	7,466,953	4,026,439
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$9.68	$10.34
Value at end of period	$9.40	$9.68
Number of accumulation units outstanding at end of period	6,089,661	7,136,762
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.92	$9.66	$8.10	$6.94	$8.06	$7.60	$6.06	$10.30
Value at end of period	$8.69	$8.92	$9.66	$8.10	$6.94	$8.06	$7.60	$6.06
Number of accumulation units outstanding at end of period	273,814	329,682	567,181	331,557	313,062	667,677	780,457	94,606
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.35	$12.19	$9.92	$9.37	$11.03	$9.86	$9.88
Value at end of period	$12.35	$11.35	$12.19	$9.92	$9.37	$11.03	$9.86
Number of accumulation units outstanding at end of period	227,030	74,304	91,062	31,605	281,365	37,653	1,762
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$14.72	$13.22	$10.31	$10.27
Value at end of period	$15.32	$14.72	$13.22	$10.31
Number of accumulation units outstanding at end of period	8,759,490	10,508,888	12,273,822	13,411,304
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$23.10	$20.70	$16.09	$13.88	$13.78	$12.25	$8.74	$12.25	$11.15	$10.72
Value at end of period	$24.13	$23.10	$20.70	$16.09	$13.88	$13.78	$12.25	$8.74	$12.25	$11.15
Number of accumulation units outstanding at end of period	5,808,182	7,003,062	3,763,478	905,337	993,020	710,705	734,625	52,587	23,973	34,174
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.70	$14.54	$11.30	$10.04	$10.05
Value at end of period	$14.74	$15.70	$14.54	$11.30	$10.04
Number of accumulation units outstanding at end of period	5,415,720	5,604,722	2,877,955	340,097	302,100
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$21.86	$22.05	$22.24	$22.26	$22.35	$22.01	$20.86	$21.24	$20.40	$19.96
Value at end of period	$21.64	$21.86	$22.05	$22.24	$22.26	$22.35	$22.01	$20.86	$21.24	$20.40
Number of accumulation units outstanding at end of period	160,903	192,554	225,856	270,146	308,130	364,324	451,036	563,814	729,940	949,165
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$15.19	$15.42	$15.66	$15.91	$16.16	$16.41	$16.61	$16.47	$15.94	$15.47
Value at end of period	$14.95	$15.19	$15.42	$15.66	$15.91	$16.16	$16.41	$16.61	$16.47	$15.94
Number of accumulation units outstanding at end of period	3,247,100	3,770,641	3,899,713	4,509,255	6,569,786	5,366,980	6,925,003	11,654,931	5,008,409	3,712,286
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$17.54	$16.41	$12.66	$11.29	$11.56	$9.03	$6.51	$10.61	$8.59	$8.11
Value at end of period	$17.31	$17.54	$16.41	$12.66	$11.29	$11.56	$9.03	$6.51	$10.61	$8.59
Number of accumulation units outstanding at end of period	2,504,710	2,690,937	3,124,364	2,506,150	2,718,315	2,982,870	3,271,761	3,224,478	36,544	48,053

CFI-15

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
Value at beginning of period	$17.31	$15.29	$11.92	$10.98	$11.69	$10.24	$8.38	$13.04	$12.61	$10.97
Value at end of period	$16.95	$17.31	$15.29	$11.92	$10.98	$11.69	$10.24	$8.38	$13.04	$12.61
Number of accumulation units outstanding at end of period	207,899	242,874	185,226	198,164	228,589	188,808	176,349	209,565	251,408	305,987
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.40	$9.98	$9.71	$9.14	$8.83	$8.31	$8.25
Value at end of period	$10.16	$10.40	$9.98	$9.71	$9.14	$8.83	$8.31
Number of accumulation units outstanding at end of period	2,383,264	2,840,656	3,467,598	4,849,138	4,199,403	3,445,032	2,936,003
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.49	$13.01	$11.14	$10.01	$10.30	$9.37	$9.22
Value at end of period	$13.01	$13.49	$13.01	$11.14	$10.01	$10.30	$9.37
Number of accumulation units outstanding at end of period	24,415,302	28,729,038	32,690,127	34,865,974	37,773,447	40,492,715	44,077,032
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.50	$12.98	$11.39	$10.37	$10.52	$9.63	$9.49
Value at end of period	$13.08	$13.50	$12.98	$11.39	$10.37	$10.52	$9.63
Number of accumulation units outstanding at end of period	13,903,081	16,072,864	18,422,570	19,744,287	21,149,319	22,990,155	25,122,621
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.02	$12.57	$11.60	$10.69	$10.63	$9.86	$9.75
Value at end of period	$12.62	$13.02	$12.57	$11.60	$10.69	$10.63	$9.86
Number of accumulation units outstanding at end of period	7,755,326	9,017,630	10,095,024	10,690,851	12,059,152	12,371,740	13,291,121
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$23.25	$20.94	$16.15	$14.36	$14.04	$12.68	$10.20
Value at end of period	$24.57	$23.25	$20.94	$16.15	$14.36	$14.04	$12.68
Number of accumulation units outstanding at end of period	705,871	748,523	459,818	494,495	302,868	253,938	271,573
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$14.75	$13.30	$10.25	$9.04	$8.99	$8.15	$6.70	$10.09
Value at end of period	$14.78	$14.75	$13.30	$10.25	$9.04	$8.99	$8.15	$6.70
Number of accumulation units outstanding at end of period	3,162,422	3,761,472	3,931,171	4,012,506	4,354,219	5,375,801	5,953,643	348,627
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$22.10	$20.00	$15.45	$13.54	$13.67	$12.50	$10.59
Value at end of period	$20.93	$22.10	$20.00	$15.45	$13.54	$13.67	$12.50
Number of accumulation units outstanding at end of period	635,055	338,942	268,240	239,511	223,897	170,983	59,990
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$25.58	$23.39	$17.61	$15.49	$16.08	$12.98	$10.40
Value at end of period	$24.99	$25.58	$23.39	$17.61	$15.49	$16.08	$12.98
Number of accumulation units outstanding at end of period	1,113,322	1,265,911	1,345,610	1,459,171	1,615,359	1,976,186	2,056,517

CFI-16

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.74	$15.12	$11.47	$9.99	$10.36	$8.42	$6.12	$10.48
Value at end of period	$15.98	$16.74	$15.12	$11.47	$9.99	$10.36	$8.42	$6.12
Number of accumulation units outstanding at end of period	839,340	1,290,495	1,164,137	720,547	750,481	1,182,184	826,408	299,431
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.24	$15.76	$11.57	$10.14	$10.75	$8.66	$6.96	$10.02
Value at end of period	$15.22	$16.24	$15.76	$11.57	$10.14	$10.75	$8.66	$6.96
Number of accumulation units outstanding at end of period	954,985	912,122	1,454,537	887,425	895,974	1,667,335	949,289	830,338
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$14.89	$14.36	$10.51	$9.29	$9.39	$7.22	$5.61	$8.71	$8.06	$7.28
Value at end of period	$14.49	$14.89	$14.36	$10.51	$9.29	$9.39	$7.22	$5.61	$8.71	$8.06
Number of accumulation units outstanding at end of period	83,691	115,103	132,518	148,942	169,269	196,789	217,723	243,159	313,722	514,893
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.65	$15.92	$11.77	$10.46	$10.92	$8.95	$7.14	$10.05
Value at end of period	$16.23	$16.65	$15.92	$11.77	$10.46	$10.92	$8.95	$7.14
Number of accumulation units outstanding at end of period	554,499	525,700	485,570	446,247	527,871	579,000	634,300	469,428
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.03
Value at end of period	$9.59
Number of accumulation units outstanding at end of period	4,495,179
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.78	$11.34	$11.85	$11.62	$11.04	$10.59	$10.19	$10.01
Value at end of period	$11.60	$11.78	$11.34	$11.85	$11.62	$11.04	$10.59	$10.19
Number of accumulation units outstanding at end of period	1,872,977	1,402,091	1,281,753	1,814,026	2,150,527	1,334,264	1,500,270	934,344
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$20.80	$20.25	$14.81	$12.57	$12.49	$10.03	$7.54	$13.03	$12.47	$10.99
Value at end of period	$19.45	$20.80	$20.25	$14.81	$12.57	$12.49	$10.03	$7.54	$13.03	$12.47
Number of accumulation units outstanding at end of period	1,653,197	1,912,671	2,388,971	2,279,955	2,421,462	2,432,509	2,345,939	2,106,592	1,741,644	951,908
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.51	$11.40	$12.68	$12.11	$10.98	$10.57	$9.89
Value at end of period	$11.03	$11.51	$11.40	$12.68	$12.11	$10.98	$10.57
Number of accumulation units outstanding at end of period	1,141,934	1,404,837	1,724,643	4,022,879	2,955,636	1,170,759	851,377
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$14.22	$12.69	$12.43	$10.05	$10.77	$9.43	$7.18	$12.42	$13.61	$11.04
Value at end of period	$13.76	$14.22	$12.69	$12.43	$10.05	$10.77	$9.43	$7.18	$12.42	$13.61
Number of accumulation units outstanding at end of period	569,195	662,560	768,231	863,255	969,147	1,095,177	1,244,389	1,357,650	1,111,928	489,074
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$102.48	$80.15	$79.76	$70.13	$65.05	$51.63	$38.59	$63.75	$78.73	$58.10
Value at end of period	$103.86	$102.48	$80.15	$79.76	$70.13	$65.05	$51.63	$38.59	$63.75	$78.73
Number of accumulation units outstanding at end of period	192,708	230,992	287,952	312,800	360,742	424,192	497,924	581,354	780,245	989,835
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$14.89	$13.41	$10.11	$9.14	$9.74	$8.83	$6.82	$11.39	$11.11	$9.91
Value at end of period	$15.09	$14.89	$13.41	$10.11	$9.14	$9.74	$8.83	$6.82	$11.39	$11.11
Number of accumulation units outstanding at end of period	1,669,097	1,818,040	1,717,969	1,821,960	1,898,291	2,217,712	2,116,674	2,268,505	1,263,874	633,408

CFI-17

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$15.26	$14.85	$10.78	$9.59	$10.01	$8.11	$6.61	$10.18	$10.04	$10.05
Value at end of period	$14.58	$15.26	$14.85	$10.78	$9.59	$10.01	$8.11	$6.61	$10.18	$10.04
Number of accumulation units outstanding at end of period	595,926	683,347	795,635	903,195	991,485	1,117,333	1,318,915	1,531,120	1,084,038	454,471
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$23.73	$22.73	$16.98	$15.04	$17.16	$13.58	$9.91	$16.54	$14.67	$13.32
Value at end of period	$22.98	$23.73	$22.73	$16.98	$15.04	$17.16	$13.58	$9.91	$16.54	$14.67
Number of accumulation units outstanding at end of period	1,991,829	2,370,145	2,695,690	3,067,354	3,466,026	4,529,413	4,575,462	5,010,769	5,667,698	3,014,114
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.50	$14.03	$12.43	$11.21	$11.11	$9.98	$7.68	$11.03	$10.91	$10.00
Value at end of period	$13.36	$14.50	$14.03	$12.43	$11.21	$11.11	$9.98	$7.68	$11.03	$10.91
Number of accumulation units outstanding at end of period	2,203,972	2,865,915	2,813,187	2,862,155	2,799,708	2,754,551	2,779,793	2,309,772	2,111,386	798,913
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.62	$18.26	$13.74	$11.76	$12.20	$10.76	$8.50	$13.60	$14.14	$12.39
Value at end of period	$18.16	$19.62	$18.26	$13.74	$11.76	$12.20	$10.76	$8.50	$13.60	$14.14
Number of accumulation units outstanding at end of period	731,638	1,016,602	948,040	815,825	847,673	839,486	896,353	881,846	629,662	423,505
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.25	$16.12	$13.14	$11.86	$12.21	$11.07	$9.19	$12.21	$12.01	$10.85
Value at end of period	$16.59	$17.25	$16.12	$13.14	$11.86	$12.21	$11.07	$9.19	$12.21	$12.01
Number of accumulation units outstanding at end of period	3,212,172	3,720,437	878,412	726,990	795,736	858,504	916,529	999,855	423,607	250,190
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.92	$10.13
Value at end of period	$10.49	$10.92
Number of accumulation units outstanding at end of period	2,123,967	2,385,480
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$44.40	$40.95	$31.07	$27.55	$28.60	$25.82	$21.16	$31.72	$31.40	$27.50
Value at end of period	$42.43	$44.40	$40.95	$31.07	$27.55	$28.60	$25.82	$21.16	$31.72	$31.40
Number of accumulation units outstanding at end of period	1,220,170	1,511,929	1,785,140	1,801,828	1,976,047	2,293,500	2,632,002	3,137,304	3,733,208	4,414,173
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$20.92	$21.05	$22.69	$19.35	$24.04	$20.30	$12.02	$25.05	$18.38	$13.75
Value at end of period	$17.34	$20.92	$21.05	$22.69	$19.35	$24.04	$20.30	$12.02	$25.05	$18.38
Number of accumulation units outstanding at end of period	1,737,218	2,005,917	2,471,939	2,427,330	2,514,898	2,700,954	3,369,046	3,336,198	3,247,569	2,464,481
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$17.95	$15.85	$12.24	$10.36	$10.34	$8.54	$6.90	$10.19
Value at end of period	$17.13	$17.95	$15.85	$12.24	$10.36	$10.34	$8.54	$6.90
Number of accumulation units outstanding at end of period	653,026	798,745	1,176,720	871,968	628,779	635,346	334,741	519,822
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$26.02	$24.39	$17.83	$15.26	$15.71	$12.59	$10.04	$14.56	$15.05	$13.11
Value at end of period	$24.67	$26.02	$24.39	$17.83	$15.26	$15.71	$12.59	$10.04	$14.56	$15.05
Number of accumulation units outstanding at end of period	770,594	840,260	1,006,482	834,365	1,344,449	1,345,723	674,535	685,118	903,332	732,570
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$25.46	$24.80	$21.10	$18.51	$17.24	$15.37	$12.11	$17.23	$15.95	$13.35
Value at end of period	$26.66	$25.46	$24.80	$21.10	$18.51	$17.24	$15.37	$12.11	$17.23	$15.95
Number of accumulation units outstanding at end of period	1,134,669	1,121,739	1,290,847	1,257,087	1,167,129	1,415,808	1,168,866	1,078,572	1,244,867	1,070,037

CFI-18

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$17.96	$17.87	$14.31	$11.98	$13.28	$11.65	$8.49	$14.49	$13.84	$11.95
Value at end of period	$18.36	$17.96	$17.87	$14.31	$11.98	$13.28	$11.65	$8.49	$14.49	$13.84
Number of accumulation units outstanding at end of period	742,470	589,862	629,222	598,783	663,516	662,061	726,173	832,152	782,650	489,270
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$75.99	$68.82	$57.20	$50.75	$50.10	$44.63	$34.02	$47.67	$46.39	$41.10
Value at end of period	$78.72	$75.99	$68.82	$57.20	$50.75	$50.10	$44.63	$34.02	$47.67	$46.39
Number of accumulation units outstanding at end of period	2,555,692	2,896,799	3,145,485	3,241,919	3,524,504	3,920,389	4,481,696	4,590,193	4,752,060	4,508,693
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$45.57	$43.08	$33.73	$29.23	$29.95	$26.47	$21.51	$33.98	$33.49	$28.56
Value at end of period	$41.77	$45.57	$43.08	$33.73	$29.23	$29.95	$26.47	$21.51	$33.98	$33.49
Number of accumulation units outstanding at end of period	895,305	1,070,633	1,200,426	1,347,904	1,582,040	1,584,809	1,703,061	1,752,665	1,738,081	1,914,995
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.39	$14.42	$10.54	$9.03	$9.29	$8.10	$5.77	$10.16	$10.10
Value at end of period	$16.75	$15.39	$14.42	$10.54	$9.03	$9.29	$8.10	$5.77	$10.16
Number of accumulation units outstanding at end of period	1,797,254	1,420,621	1,930,895	1,198,570	872,881	812,616	1,055,201	342,675	209,945
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.00	$15.40	$13.68	$11.70	$13.56	$12.11	$8.94	$17.98	$15.15	$12.40
Value at end of period	$14.62	$15.00	$15.40	$13.68	$11.70	$13.56	$12.11	$8.94	$17.98	$15.15
Number of accumulation units outstanding at end of period	595,577	667,601	614,747	648,987	735,904	806,375	989,793	1,266,966	1,062,067	530,650
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.24	$12.26	$10.38	$8.89	$10.28	$9.62	$7.41	$12.67	$11.17	$10.17
Value at end of period	$10.67	$11.24	$12.26	$10.38	$8.89	$10.28	$9.62	$7.41	$12.67	$11.17
Number of accumulation units outstanding at end of period	3,047,766	3,421,474	3,963,770	4,063,495	1,453,310	2,184,953	2,166,834	1,589,643	766,752	180,655
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.32	$30.63	$23.82	$19.87	$21.41	$20.18	$15.49	$26.09	$25.88	$21.56
Value at end of period	$26.69	$29.32	$30.63	$23.82	$19.87	$21.41	$20.18	$15.49	$26.09	$25.88
Number of accumulation units outstanding at end of period	662,141	782,241	979,350	942,257	1,060,965	1,248,029	1,571,331	1,563,733	1,776,667	1,869,899

Separate Account Annual Charges of 1.60%

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.88	$11.85	$10.52	$9.73	$10.26	$9.50	$7.98	$10.13
Value at end of period	$11.58	$11.88	$11.85	$10.52	$9.73	$10.26	$9.50	$7.98
Number of accumulation units outstanding at end of period	320,507	429,232	395,520	352,464	419,831	347,523	326,433	99,301
COLUMBIA SMALL CAP VALUE FUND VS (CLASS B)
Value at beginning of period	$28.53	$28.13	$21.33	$19.48	$21.09	$16.95	$13.78	$19.49	$20.34	$17.31
Value at end of period	$26.30	$28.53	$28.13	$21.33	$19.48	$21.09	$16.95	$13.78	$19.49	$20.34
Number of accumulation units outstanding at end of period	13,098	14,282	20,304	23,462	24,589	29,597	41,700	51,904	73,912	116,266
PROFUND VP BULL
Value at beginning of period	$13.01	$11.86	$9.29	$8.29	$8.42	$7.60	$6.21	$10.13	$9.94	$8.89
Value at end of period	$12.74	$13.01	$11.86	$9.29	$8.29	$8.42	$7.60	$6.21	$10.13	$9.94
Number of accumulation units outstanding at end of period	2,720	3,240	3,402	3,734	4,522	4,952	6,595	9,219	24,362	66,827

CFI-19

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
PROFUND VP EUROPE 30
Value at beginning of period	$10.30	$11.45	$9.57	$8.34	$9.30	$9.21	$7.08	$12.84	$11.39	$9.85
Value at end of period	$9.03	$10.30	$11.45	$9.57	$8.34	$9.30	$9.21	$7.08	$12.84	$11.39
Number of accumulation units outstanding at end of period	2,785	2,999	3,366	5,905	6,360	5,732	6,504	7,317	16,311	21,489
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.19	$3.18	$2.78	$3.03	$4.93	$5.97	$4.59	$7.52	$8.06	$7.44
Value at end of period	$2.12	$2.19	$3.18	$2.78	$3.03	$4.93	$5.97	$4.59	$7.52	$8.06
Number of accumulation units outstanding at end of period	9,513	16,833	26,019	30,599	30,361	30,303	42,687	49,779	72,233	135,323
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.39	$10.56	$8.56	$7.14	$8.77	$9.81	$10.14
Value at end of period	$8.81	$9.39	$10.56	$8.56	$7.14	$8.77	$9.81
Number of accumulation units outstanding at end of period	51,967	72,980	64,442	922	667	3,350	1,521
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.60	$13.75	$11.76	$10.37	$10.99	$9.85
Value at end of period	$11.51	$12.60	$13.75	$11.76	$10.37	$10.99
Number of accumulation units outstanding at end of period	2,765	2,845	2,551	2,550	2,551	311
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.62	$10.38
Value at end of period	$10.06	$10.62
Number of accumulation units outstanding at end of period	75,987	78,100
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.99	$9.68	$8.66	$7.64	$8.08	$7.76	$6.07	$9.79
Value at end of period	$9.59	$9.99	$9.68	$8.66	$7.64	$8.08	$7.76	$6.07
Number of accumulation units outstanding at end of period	250,359	22,784	14,437	16,509	18,347	20,710	15,510	19,771
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.45
Value at end of period	$8.73
Number of accumulation units outstanding at end of period	25,629
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.03	$13.86	$10.82	$9.55	$9.99
Value at end of period	$14.52	$15.03	$13.86	$10.82	$9.55
Number of accumulation units outstanding at end of period	1,589,133	1,747,300	2,008,039	2,188,275	2,305,404
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.53	$12.45	$9.71	$8.54	$8.73	$7.79	$6.09	$9.95	$9.83
Value at end of period	$13.09	$13.53	$12.45	$9.71	$8.54	$8.73	$7.79	$6.09	$9.95
Number of accumulation units outstanding at end of period	616,963	787,545	915,288	1,044,290	1,162,482	910,183	1,146,210	1,075,276	159
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.44	$14.19	$13.89	$10.99	$13.70	$12.94	$10.19
Value at end of period	$13.46	$14.44	$14.19	$13.89	$10.99	$13.70	$12.94
Number of accumulation units outstanding at end of period	8,588	8,828	13,406	13,652	13,168	17,904	6,043
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$18.09	$18.17	$17.48	$15.58	$15.17	$13.49	$9.18	$12.04	$11.89	$11.09
Value at end of period	$17.44	$18.09	$18.17	$17.48	$15.58	$15.17	$13.49	$9.18	$12.04	$11.89
Number of accumulation units outstanding at end of period	296,680	356,379	398,854	440,590	422,854	439,023	459,467	619,342	798,841	934,613

CFI-20

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$15.57	$13.93	$10.67	$9.51	$9.69	$8.67	$7.16	$11.63	$11.28	$10.03
Value at end of period	$15.41	$15.57	$13.93	$10.67	$9.51	$9.69	$8.67	$7.16	$11.63	$11.28
Number of accumulation units outstanding at end of period	239,996	287,146	315,535	337,653	454,000	531,146	617,261	832,110	827,971	317,311
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$23.25	$21.61	$16.36	$14.17	$14.60	$12.20	$9.43	$15.40	$14.87	$13.84
Value at end of period	$22.40	$23.25	$21.61	$16.36	$14.17	$14.60	$12.20	$9.43	$15.40	$14.87
Number of accumulation units outstanding at end of period	133,249	147,892	161,691	175,500	218,220	236,175	279,709	312,339	364,078	389,413
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$22.44	$21.67	$15.48	$14.02	$14.39	$11.94	$9.75	$14.93	$16.23	$14.53
Value at end of period	$21.31	$22.44	$21.67	$15.48	$14.02	$14.39	$11.94	$9.75	$14.93	$16.23
Number of accumulation units outstanding at end of period	134,011	153,927	184,727	195,244	203,976	199,705	228,207	268,146	319,535	336,859
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.16	$14.47	$14.76	$13.75	$13.03	$12.09	$11.04	$12.28	$11.81	$11.56
Value at end of period	$14.96	$15.16	$14.47	$14.76	$13.75	$13.03	$12.09	$11.04	$12.28	$11.81
Number of accumulation units outstanding at end of period	2,144,543	2,300,652	893,958	960,196	1,003,083	1,186,881	1,335,700	1,103,079	472,445	355,998
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$9.68	$10.54
Value at end of period	$9.39	$9.68
Number of accumulation units outstanding at end of period	1,336,475	1,405,396
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.89	$9.63	$8.08	$6.93	$8.04	$7.60	$6.06	$8.25
Value at end of period	$8.65	$8.89	$9.63	$8.08	$6.93	$8.04	$7.60	$6.06
Number of accumulation units outstanding at end of period	38,329	46,897	72,664	68,215	68,421	71,550	78,838	48,600
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.32	$12.16	$9.91	$9.36	$11.02	$10.70
Value at end of period	$12.31	$11.32	$12.16	$9.91	$9.36	$11.02
Number of accumulation units outstanding at end of period	1,549	2,363	1,793	1,291	1,215	1,032
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$14.70	$13.21	$10.31	$9.93
Value at end of period	$15.29	$14.70	$13.21	$10.31
Number of accumulation units outstanding at end of period	1,737,405	1,996,555	2,202,145	2,458,455
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$22.97	$20.60	$16.02	$13.82	$13.74	$12.22	$8.72	$12.23	$11.13	$10.72
Value at end of period	$23.99	$22.97	$20.60	$16.02	$13.82	$13.74	$12.22	$8.72	$12.23	$11.13
Number of accumulation units outstanding at end of period	854,537	1,061,906	589,155	60,637	61,615	35,638	37,366	9,143	12,736	16,022
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.67	$14.52	$11.29	$10.03	$10.05
Value at end of period	$14.70	$15.67	$14.52	$11.29	$10.03
Number of accumulation units outstanding at end of period	851,698	706,422	495,542	129,986	126,840
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$21.51	$21.71	$21.91	$21.93	$22.03	$21.71	$20.59	$20.97	$20.15	$19.72
Value at end of period	$21.28	$21.51	$21.71	$21.91	$21.93	$22.03	$21.71	$20.59	$20.97	$20.15
Number of accumulation units outstanding at end of period	33,912	38,275	42,354	57,062	70,897	85,517	106,623	143,604	202,754	238,553

CFI-21

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$14.92	$15.16	$15.40	$15.65	$15.90	$16.16	$16.37	$16.24	$15.73	$15.27
Value at end of period	$14.68	$14.92	$15.16	$15.40	$15.65	$15.90	$16.16	$16.37	$16.24	$15.73
Number of accumulation units outstanding at end of period	733,349	869,225	810,678	655,567	799,161	997,898	1,514,943	2,175,066	1,306,313	1,147,182
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$17.42	$16.31	$12.59	$11.23	$11.50	$8.99	$6.48	$10.57	$8.57	$8.09
Value at end of period	$17.19	$17.42	$16.31	$12.59	$11.23	$11.50	$8.99	$6.48	$10.57	$8.57
Number of accumulation units outstanding at end of period	273,737	294,238	372,752	406,341	483,353	593,833	713,721	809,490	16,873	21,163
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
Value at beginning of period	$17.23	$15.23	$11.88	$10.94	$11.65	$10.22	$8.37	$13.02	$12.60	$10.97
Value at end of period	$16.86	$17.23	$15.23	$11.88	$10.94	$11.65	$10.22	$8.37	$13.02	$12.60
Number of accumulation units outstanding at end of period	25,093	27,126	54,083	18,862	18,880	16,847	24,115	30,667	54,457	76,206
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.38	$9.96	$9.70	$9.13	$8.82	$8.31	$8.25
Value at end of period	$10.13	$10.38	$9.96	$9.70	$9.13	$8.82	$8.31
Number of accumulation units outstanding at end of period	1,318,965	1,319,158	1,239,747	1,105,614	964,148	885,375	739,059
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.46	$12.98	$11.12	$10.00	$10.29	$9.37	$9.21
Value at end of period	$12.97	$13.46	$12.98	$11.12	$10.00	$10.29	$9.37
Number of accumulation units outstanding at end of period	3,706,323	4,158,169	4,143,122	4,102,883	4,201,720	4,415,858	5,062,790
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.47	$12.95	$11.37	$10.36	$10.52	$9.63	$9.49
Value at end of period	$13.04	$13.47	$12.95	$11.37	$10.36	$10.52	$9.63
Number of accumulation units outstanding at end of period	4,427,182	4,912,462	4,794,534	5,057,836	5,025,261	5,211,377	5,736,069
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.99	$12.54	$11.58	$10.68	$10.62	$9.86	$9.75
Value at end of period	$12.58	$12.99	$12.54	$11.58	$10.68	$10.62	$9.86
Number of accumulation units outstanding at end of period	2,467,671	2,873,313	3,146,972	3,312,064	3,183,151	3,370,579	3,745,706
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$23.18	$20.89	$16.12	$14.34	$14.02	$12.67	$10.84
Value at end of period	$24.49	$23.18	$20.89	$16.12	$14.34	$14.02	$12.67
Number of accumulation units outstanding at end of period	73,651	70,648	66,050	75,065	75,829	72,870	91,763
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$14.70	$13.27	$10.23	$9.02	$8.97	$8.14	$6.70	$10.13
Value at end of period	$14.72	$14.70	$13.27	$10.23	$9.02	$8.97	$8.14	$6.70
Number of accumulation units outstanding at end of period	320,412	379,217	422,836	496,271	580,695	646,133	781,916	20,920
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$22.03	$19.95	$15.42	$13.52	$13.66	$12.49	$10.64
Value at end of period	$20.86	$22.03	$19.95	$15.42	$13.52	$13.66	$12.49
Number of accumulation units outstanding at end of period	254,886	117,576	114,425	115,699	115,336	97,961	113,909
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$25.51	$23.33	$17.58	$15.47	$16.07	$12.98	$10.79
Value at end of period	$24.90	$25.51	$23.33	$17.58	$15.47	$16.07	$12.98
Number of accumulation units outstanding at end of period	129,003	131,816	156,291	163,478	209,927	245,450	289,667

CFI-22

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.68	$15.08	$11.44	$9.97	$10.34	$8.42	$6.12	$10.48
Value at end of period	$15.91	$16.68	$15.08	$11.44	$9.97	$10.34	$8.42	$6.12
Number of accumulation units outstanding at end of period	89,968	93,175	83,477	72,432	71,697	79,361	61,243	12,196
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.18	$15.71	$11.54	$10.12	$10.74	$8.66	$6.96	$10.16
Value at end of period	$15.16	$16.18	$15.71	$11.54	$10.12	$10.74	$8.66	$6.96
Number of accumulation units outstanding at end of period	77,861	76,571	98,712	78,181	92,229	105,578	93,601	73,382
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$14.79	$14.26	$10.45	$9.24	$9.34	$7.19	$5.59	$8.68	$8.04	$7.27
Value at end of period	$14.39	$14.79	$14.26	$10.45	$9.24	$9.34	$7.19	$5.59	$8.68	$8.04
Number of accumulation units outstanding at end of period	19,837	34,295	40,785	41,091	46,628	58,239	71,603	81,596	98,573	126,536
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.60	$15.87	$11.74	$10.44	$10.91	$8.94	$7.14	$10.56
Value at end of period	$16.16	$16.60	$15.87	$11.74	$10.44	$10.91	$8.94	$7.14
Number of accumulation units outstanding at end of period	43,376	25,452	26,499	27,590	27,099	30,272	12,035	15,039
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.03
Value at end of period	$9.59
Number of accumulation units outstanding at end of period	370,299
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.74	$11.31	$11.83	$11.60	$11.02	$10.58	$10.19	$9.86
Value at end of period	$11.55	$11.74	$11.31	$11.83	$11.60	$11.02	$10.58	$10.19
Number of accumulation units outstanding at end of period	128,109	127,407	147,043	128,879	160,460	159,269	186,314	89,650
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$20.70	$20.16	$14.75	$12.53	$12.46	$10.01	$7.52	$13.01	$12.46	$10.99
Value at end of period	$19.34	$20.70	$20.16	$14.75	$12.53	$12.46	$10.01	$7.52	$13.01	$12.46
Number of accumulation units outstanding at end of period	201,257	204,633	230,921	218,449	223,538	229,055	259,385	232,657	219,133	155,283
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.47	$11.37	$12.66	$12.10	$10.97	$10.57	$9.92
Value at end of period	$11.00	$11.47	$11.37	$12.66	$12.10	$10.97	$10.57
Number of accumulation units outstanding at end of period	181,141	172,026	186,965	278,414	205,515	147,367	79,940
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$14.16	$12.64	$12.38	$10.02	$10.75	$9.42	$7.17	$12.41	$13.61	$11.31
Value at end of period	$13.70	$14.16	$12.64	$12.38	$10.02	$10.75	$9.42	$7.17	$12.41	$13.61
Number of accumulation units outstanding at end of period	55,814	65,927	71,097	74,542	82,093	85,135	100,391	112,936	96,256	51,926
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$100.99	$79.02	$78.69	$69.21	$64.23	$51.01	$38.14	$63.05	$77.90	$57.52
Value at end of period	$102.30	$100.99	$79.02	$78.69	$69.21	$64.23	$51.01	$38.14	$63.05	$77.90
Number of accumulation units outstanding at end of period	27,326	32,174	39,998	40,959	52,619	62,970	77,637	90,173	114,199	162,747
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$14.82	$13.35	$10.07	$9.12	$9.72	$8.81	$6.80	$11.38	$11.10	$9.91
Value at end of period	$15.02	$14.82	$13.35	$10.07	$9.12	$9.72	$8.81	$6.80	$11.38	$11.10
Number of accumulation units outstanding at end of period	342,874	367,439	333,037	367,344	409,116	419,286	434,528	460,508	390,709	211,810

CFI-23

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$15.19	$14.79	$10.74	$9.56	$9.98	$8.10	$6.60	$10.17	$10.04	$10.22
Value at end of period	$14.51	$15.19	$14.79	$10.74	$9.56	$9.98	$8.10	$6.60	$10.17	$10.04
Number of accumulation units outstanding at end of period	88,556	98,412	99,477	83,282	81,680	86,749	113,611	138,197	152,939	113,861
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$23.56	$22.58	$16.87	$14.96	$17.07	$13.51	$9.87	$16.48	$14.63	$13.28
Value at end of period	$22.80	$23.56	$22.58	$16.87	$14.96	$17.07	$13.51	$9.87	$16.48	$14.63
Number of accumulation units outstanding at end of period	320,283	365,661	430,211	528,481	630,249	775,376	929,455	1,079,759	1,307,368	840,925
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.44	$13.97	$12.38	$11.18	$11.08	$9.97	$7.67	$11.02	$10.91	$9.98
Value at end of period	$13.30	$14.44	$13.97	$12.38	$11.18	$11.08	$9.97	$7.67	$11.02	$10.91
Number of accumulation units outstanding at end of period	604,536	653,028	559,783	579,648	577,973	621,023	649,792	652,013	739,398	403,387
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.49	$18.15	$13.66	$11.70	$12.14	$10.72	$8.48	$13.56	$14.10	$12.37
Value at end of period	$18.03	$19.49	$18.15	$13.66	$11.70	$12.14	$10.72	$8.48	$13.56	$14.10
Number of accumulation units outstanding at end of period	157,359	165,564	183,902	208,290	179,158	180,459	191,338	223,593	268,526	269,186
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.16	$16.05	$13.08	$11.82	$12.17	$11.04	$9.17	$12.19	$12.00	$10.84
Value at end of period	$16.50	$17.16	$16.05	$13.08	$11.82	$12.17	$11.04	$9.17	$12.19	$12.00
Number of accumulation units outstanding at end of period	589,704	682,175	175,474	159,971	162,093	194,468	226,148	236,036	145,150	101,883
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.91	$10.24
Value at end of period	$10.48	$10.91
Number of accumulation units outstanding at end of period	187,351	164,365
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$43.86	$40.48	$30.72	$27.26	$28.31	$25.57	$20.97	$31.44	$31.15	$27.29
Value at end of period	$41.89	$43.86	$40.48	$30.72	$27.26	$28.31	$25.57	$20.97	$31.44	$31.15
Number of accumulation units outstanding at end of period	82,644	101,210	115,335	134,684	163,462	201,782	244,106	286,443	349,212	418,501
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$20.74	$20.88	$22.51	$19.21	$23.89	$20.18	$11.95	$24.93	$18.29	$13.69
Value at end of period	$17.18	$20.74	$20.88	$22.51	$19.21	$23.89	$20.18	$11.95	$24.93	$18.29
Number of accumulation units outstanding at end of period	136,695	161,971	178,180	187,587	202,006	252,008	320,772	379,394	448,152	460,882
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.25	$25.85	$19.97	$16.91	$16.88	$13.95	$11.28	$17.12
Value at end of period	$27.91	$29.25	$25.85	$19.97	$16.91	$16.88	$13.95	$11.28
Number of accumulation units outstanding at end of period	71,501	85,553	126,178	123,639	110,798	100,099	86,334	78,567
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$25.85	$24.25	$17.73	$15.18	$15.64	$12.54	$10.01	$14.52	$15.01	$13.08
Value at end of period	$24.50	$25.85	$24.25	$17.73	$15.18	$15.64	$12.54	$10.01	$14.52	$15.01
Number of accumulation units outstanding at end of period	145,166	156,195	147,793	153,516	132,828	159,111	148,286	176,068	243,395	252,648
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$25.29	$24.66	$20.98	$18.42	$17.16	$15.31	$12.07	$17.18	$15.91	$13.33
Value at end of period	$26.47	$25.29	$24.66	$20.98	$18.42	$17.16	$15.31	$12.07	$17.18	$15.91
Number of accumulation units outstanding at end of period	92,307	93,574	99,043	105,926	96,489	116,230	118,308	126,637	149,741	227,261
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$20.31	$20.22	$16.20	$13.57	$15.05	$13.21	$9.63	$16.45	$15.72	$13.58
Value at end of period	$20.76	$20.31	$20.22	$16.20	$13.57	$15.05	$13.21	$9.63	$16.45	$15.72
Number of accumulation units outstanding at end of period	116,315	112,103	110,747	116,165	108,607	110,603	140,376	157,769	152,046	116,133

CFI-24

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$74.89	$67.85	$56.43	$50.09	$49.48	$44.09	$33.63	$47.15	$45.90	$40.69
Value at end of period	$77.54	$74.89	$67.85	$56.43	$50.09	$49.48	$44.09	$33.63	$47.15	$45.90
Number of accumulation units outstanding at end of period	306,295	326,755	361,853	363,874	390,353	437,278	520,599	600,422	652,264	695,197
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$44.91	$42.48	$33.27	$28.85	$29.58	$26.15	$21.26	$33.60	$33.14	$28.28
Value at end of period	$41.14	$44.91	$42.48	$33.27	$28.85	$29.58	$26.15	$21.26	$33.60	$33.14
Number of accumulation units outstanding at end of period	142,927	164,369	191,147	202,343	210,870	227,814	267,381	304,958	360,311	402,219
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.33	$14.37	$10.51	$9.01	$9.28	$8.09	$5.76	$10.16	$10.07
Value at end of period	$16.68	$15.33	$14.37	$10.51	$9.01	$9.28	$8.09	$5.76	$10.16
Number of accumulation units outstanding at end of period	102,280	121,659	117,577	120,638	84,576	94,269	134,530	61,963	45,677
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$14.92	$15.33	$13.63	$11.66	$13.52	$12.08	$8.92	$17.95	$15.13	$12.40
Value at end of period	$14.55	$14.92	$15.33	$13.63	$11.66	$13.52	$12.08	$8.92	$17.95	$15.13
Number of accumulation units outstanding at end of period	101,563	113,135	116,159	117,200	149,496	123,173	149,242	179,557	193,860	168,664
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.19	$12.21	$10.34	$8.86	$10.26	$9.60	$7.40	$12.66	$11.17	$10.35
Value at end of period	$10.62	$11.19	$12.21	$10.34	$8.86	$10.26	$9.60	$7.40	$12.66	$11.17
Number of accumulation units outstanding at end of period	446,599	499,316	569,831	564,949	176,179	185,124	191,585	202,155	91,050	43,509
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.95	$30.26	$23.54	$19.65	$21.18	$19.97	$15.34	$25.85	$25.65	$21.38
Value at end of period	$26.34	$28.95	$30.26	$23.54	$19.65	$21.18	$19.97	$15.34	$25.85	$25.65
Number of accumulation units outstanding at end of period	115,618	130,921	177,401	184,193	212,918	258,876	308,065	369,472	437,103	444,904

Separate Account Annual Charges of 1.70%

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.80	$11.78	$10.47	$9.69	$10.23	$9.48	$7.97	$10.09
Value at end of period	$11.49	$11.80	$11.78	$10.47	$9.69	$10.23	$9.48	$7.97
Number of accumulation units outstanding at end of period	2,655,356	3,108,101	3,256,569	3,455,651	3,693,381	3,721,600	3,117,544	1,684,294
COLUMBIA SMALL CAP VALUE FUND VS (CLASS B)
Value at beginning of period	$28.19	$27.83	$21.12	$19.31	$20.93	$16.84	$13.70	$19.40	$20.26	$17.27
Value at end of period	$25.96	$28.19	$27.83	$21.12	$19.31	$20.93	$16.84	$13.70	$19.40	$20.26
Number of accumulation units outstanding at end of period	153,618	183,209	227,775	260,586	292,377	346,007	381,207	434,603	548,430	661,613
PROFUND VP BULL
Value at beginning of period	$12.83	$11.71	$9.18	$8.20	$8.34	$7.54	$6.17	$10.06	$9.89	$8.85
Value at end of period	$12.55	$12.83	$11.71	$9.18	$8.20	$8.34	$7.54	$6.17	$10.06	$9.89
Number of accumulation units outstanding at end of period	45,196	48,903	53,031	71,796	79,497	83,068	90,391	105,711	117,958	272,360
PROFUND VP EUROPE 30
Value at beginning of period	$10.15	$11.31	$9.46	$8.25	$9.21	$9.13	$7.02	$12.75	$11.33	$9.80
Value at end of period	$8.90	$10.15	$11.31	$9.46	$8.25	$9.21	$9.13	$7.02	$12.75	$11.33
Number of accumulation units outstanding at end of period	9,603	11,507	44,266	64,168	70,476	74,816	86,689	103,742	129,818	183,795
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.16	$3.15	$2.75	$3.01	$4.90	$5.93	$4.57	$7.49	$8.04	$7.42
Value at end of period	$2.09	$2.16	$3.15	$2.75	$3.01	$4.90	$5.93	$4.57	$7.49	$8.04
Number of accumulation units outstanding at end of period	79,391	88,820	93,048	106,877	106,744	108,848	116,431	144,442	188,563	286,368

CFI-25

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.34	$10.52	$8.53	$7.12	$8.76	$9.80	$9.63
Value at end of period	$8.76	$9.34	$10.52	$8.53	$7.12	$8.76	$9.80
Number of accumulation units outstanding at end of period	71,127	78,743	121,487	24,280	9,568	12,538	5,067
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.54	$13.69	$11.72	$10.34	$10.98	$10.26	$10.65
Value at end of period	$11.43	$12.54	$13.69	$11.72	$10.34	$10.98	$10.26
Number of accumulation units outstanding at end of period	21,798	11,866	5,651	9,445	9,583	9,573	4,771
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.60	$10.38	$9.93
Value at end of period	$10.04	$10.60	$10.38
Number of accumulation units outstanding at end of period	593,560	895,705	8,292
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.92	$9.62	$8.61	$7.61	$8.06	$7.74	$6.06	$9.95
Value at end of period	$9.51	$9.92	$9.62	$8.61	$7.61	$8.06	$7.74	$6.06
Number of accumulation units outstanding at end of period	1,819,083	586,267	651,993	709,004	752,428	818,579	980,137	712,855
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.45
Value at end of period	$8.72
Number of accumulation units outstanding at end of period	229,861
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.97	$13.82	$10.80	$9.54	$9.99
Value at end of period	$14.45	$14.97	$13.82	$10.80	$9.54
Number of accumulation units outstanding at end of period	2,697,630	3,000,045	2,918,196	3,318,380	3,747,317
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.43	$12.37	$9.66	$8.51	$8.70	$7.77	$6.08	$9.34
Value at end of period	$12.99	$13.43	$12.37	$9.66	$8.51	$8.70	$7.77	$6.08
Number of accumulation units outstanding at end of period	2,088,469	2,470,261	2,946,050	3,669,787	4,487,171	2,991,951	3,437,048	3,117,555
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.36	$14.12	$13.83	$10.96	$13.67	$12.93	$10.01
Value at end of period	$13.37	$14.36	$14.12	$13.83	$10.96	$13.67	$12.93
Number of accumulation units outstanding at end of period	81,191	79,682	107,006	124,641	117,139	145,965	97,826
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.89	$18.00	$17.33	$15.46	$15.06	$13.41	$9.13	$11.99	$11.86	$11.07
Value at end of period	$17.24	$17.89	$18.00	$17.33	$15.46	$15.06	$13.41	$9.13	$11.99	$11.86
Number of accumulation units outstanding at end of period	1,239,542	1,452,791	1,740,081	2,026,776	2,219,344	2,466,409	2,591,193	3,078,712	4,086,052	5,056,465
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$15.35	$13.76	$10.55	$9.40	$9.60	$8.59	$7.11	$11.55	$11.22	$9.98
Value at end of period	$15.19	$15.35	$13.76	$10.55	$9.40	$9.60	$8.59	$7.11	$11.55	$11.22
Number of accumulation units outstanding at end of period	82,861	93,180	118,143	153,865	176,576	198,596	218,164	269,073	336,767	347,018
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$20.38	$18.97	$14.38	$12.46	$12.85	$10.75	$8.32	$13.60	$13.14	$12.25
Value at end of period	$19.62	$20.38	$18.97	$14.38	$12.46	$12.85	$10.75	$8.32	$13.60	$13.14
Number of accumulation units outstanding at end of period	83,789	94,968	115,022	131,755	161,344	190,119	217,932	251,096	344,719	409,291

CFI-26

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$18.88	$18.25	$13.05	$11.84	$12.16	$10.10	$8.25	$12.66	$13.77	$12.34
Value at end of period	$17.92	$18.88	$18.25	$13.05	$11.84	$12.16	$10.10	$8.25	$12.66	$13.77
Number of accumulation units outstanding at end of period	78,657	92,395	111,128	121,905	142,424	173,219	192,807	220,948	297,408	394,633
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.97	$14.30	$14.60	$13.62	$12.91	$11.99	$10.96	$12.21	$11.75	$11.52
Value at end of period	$14.75	$14.97	$14.30	$14.60	$13.62	$12.91	$11.99	$10.96	$12.21	$11.75
Number of accumulation units outstanding at end of period	7,119,197	8,032,480	1,957,974	2,170,533	2,369,810	2,331,473	2,465,570	2,254,149	1,956,196	1,829,495
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$9.67	$10.35
Value at end of period	$9.37	$9.67
Number of accumulation units outstanding at end of period	3,080,634	3,377,882
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.83	$9.57	$8.04	$6.90	$8.02	$7.58	$6.05	$10.25
Value at end of period	$8.59	$8.83	$9.57	$8.04	$6.90	$8.02	$7.58	$6.05
Number of accumulation units outstanding at end of period	137,858	177,008	264,951	179,506	188,041	257,004	248,136	47,877
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.26	$12.11	$9.87	$9.34	$11.01	$9.85	$9.77
Value at end of period	$12.23	$11.26	$12.11	$9.87	$9.34	$11.01	$9.85
Number of accumulation units outstanding at end of period	35,981	45,561	52,613	17,451	22,870	21,607	1,512
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$14.66	$13.19	$10.30	$10.32
Value at end of period	$15.23	$14.66	$13.19	$10.30
Number of accumulation units outstanding at end of period	3,685,283	4,240,438	4,867,314	5,558,108
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$22.72	$20.39	$15.88	$13.71	$13.64	$12.15	$8.68	$12.18	$11.10	$10.70
Value at end of period	$23.70	$22.72	$20.39	$15.88	$13.71	$13.64	$12.15	$8.68	$12.18	$11.10
Number of accumulation units outstanding at end of period	3,520,520	4,127,734	1,166,303	534,159	645,863	354,546	273,883	41,442	13,289	36,478
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.61	$14.47	$11.27	$10.02	$10.05
Value at end of period	$14.63	$15.61	$14.47	$11.27	$10.02
Number of accumulation units outstanding at end of period	3,086,588	3,367,135	2,720,142	347,097	454,492
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$20.98	$21.20	$21.42	$21.47	$21.59	$21.29	$20.21	$20.61	$19.82	$19.42
Value at end of period	$20.74	$20.98	$21.20	$21.42	$21.47	$21.59	$21.29	$20.21	$20.61	$19.82
Number of accumulation units outstanding at end of period	314,802	366,670	413,339	473,423	541,365	698,357	811,294	930,227	1,296,605	1,613,602
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$14.58	$14.83	$15.08	$15.34	$15.60	$15.87	$16.09	$15.98	$15.49	$15.06
Value at end of period	$14.33	$14.58	$14.83	$15.08	$15.34	$15.60	$15.87	$16.09	$15.98	$15.49
Number of accumulation units outstanding at end of period	2,785,860	3,070,489	3,537,950	3,879,800	4,162,838	4,773,219	6,266,485	9,058,019	4,420,567	4,005,132
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$17.18	$16.10	$12.44	$11.11	$11.39	$8.91	$6.43	$10.50	$8.52	$8.05
Value at end of period	$16.93	$17.18	$16.10	$12.44	$11.11	$11.39	$8.91	$6.43	$10.50	$8.52
Number of accumulation units outstanding at end of period	1,973,473	2,268,580	2,594,824	2,597,026	2,991,666	3,452,664	3,713,348	4,131,153	155,482	188,735

CFI-27

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
Value at beginning of period	$17.06	$15.09	$11.78	$10.87	$11.58	$10.17	$8.33	$12.99	$12.58	$10.96
Value at end of period	$16.68	$17.06	$15.09	$11.78	$10.87	$11.58	$10.17	$8.33	$12.99	$12.58
Number of accumulation units outstanding at end of period	167,984	185,887	172,976	203,786	221,155	236,900	230,036	226,183	319,878	420,023
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.32	$9.92	$9.66	$9.11	$8.81	$8.31	$8.25
Value at end of period	$10.06	$10.32	$9.92	$9.66	$9.11	$8.81	$8.31
Number of accumulation units outstanding at end of period	1,957,920	2,187,584	2,630,345	2,781,260	2,754,472	2,697,248	2,377,555
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.38	$12.93	$11.08	$9.98	$10.28	$9.37	$9.21
Value at end of period	$12.89	$13.38	$12.93	$11.08	$9.98	$10.28	$9.37
Number of accumulation units outstanding at end of period	6,448,000	7,149,564	7,926,110	8,659,484	9,339,028	10,270,361	10,541,770
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.40	$12.90	$11.34	$10.33	$10.50	$9.63	$9.49
Value at end of period	$12.96	$13.40	$12.90	$11.34	$10.33	$10.50	$9.63
Number of accumulation units outstanding at end of period	6,100,133	6,663,231	7,601,553	8,463,731	8,955,848	9,590,943	9,960,273
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.92	$12.49	$11.54	$10.65	$10.61	$9.85	$9.75
Value at end of period	$12.50	$12.92	$12.49	$11.54	$10.65	$10.61	$9.85
Number of accumulation units outstanding at end of period	3,761,180	4,226,347	4,614,161	4,984,037	5,331,195	5,863,080	6,380,869
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$23.05	$20.79	$16.06	$14.30	$14.00	$12.66	$10.27
Value at end of period	$24.32	$23.05	$20.79	$16.06	$14.30	$14.00	$12.66
Number of accumulation units outstanding at end of period	428,850	454,001	403,035	427,808	457,843	503,489	565,479
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$14.60	$13.19	$10.18	$8.98	$8.95	$8.13	$6.70	$10.17
Value at end of period	$14.61	$14.60	$13.19	$10.18	$8.98	$8.95	$8.13	$6.70
Number of accumulation units outstanding at end of period	2,989,387	3,521,651	3,884,650	4,487,089	4,937,104	5,831,461	6,625,442	70,299
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$21.90	$19.86	$15.37	$13.48	$13.64	$12.48	$10.35
Value at end of period	$20.72	$21.90	$19.86	$15.37	$13.48	$13.64	$12.48
Number of accumulation units outstanding at end of period	339,692	149,744	97,375	113,610	111,472	92,052	27,244
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$25.36	$23.22	$17.51	$15.42	$16.04	$12.97	$10.40
Value at end of period	$24.73	$25.36	$23.22	$17.51	$15.42	$16.04	$12.97
Number of accumulation units outstanding at end of period	1,232,145	1,412,195	1,601,547	1,831,013	2,105,460	2,482,145	2,798,443
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.57	$14.99	$11.39	$9.93	$10.31	$8.40	$6.12	$10.60
Value at end of period	$15.79	$16.57	$14.99	$11.39	$9.93	$10.31	$8.40	$6.12
Number of accumulation units outstanding at end of period	335,801	370,598	509,017	470,017	448,753	612,676	571,519	100,641

CFI-28

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.07	$15.62	$11.48	$10.08	$10.71	$8.64	$6.95	$10.06
Value at end of period	$15.04	$16.07	$15.62	$11.48	$10.08	$10.71	$8.64	$6.95
Number of accumulation units outstanding at end of period	399,564	447,367	642,672	537,075	527,261	816,183	641,199	313,012
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$14.58	$14.08	$10.33	$9.14	$9.25	$7.12	$5.54	$8.62	$7.99	$7.23
Value at end of period	$14.17	$14.58	$14.08	$10.33	$9.14	$9.25	$7.12	$5.54	$8.62	$7.99
Number of accumulation units outstanding at end of period	115,269	134,867	148,924	201,202	262,328	314,195	361,812	420,053	514,062	628,606
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.48	$15.78	$11.69	$10.41	$10.88	$8.92	$7.13	$10.08
Value at end of period	$16.04	$16.48	$15.78	$11.69	$10.41	$10.88	$8.92	$7.13
Number of accumulation units outstanding at end of period	154,647	147,447	188,495	182,286	214,608	248,836	311,524	175,101
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.03
Value at end of period	$9.59
Number of accumulation units outstanding at end of period	2,028,175
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.66	$11.25	$11.77	$11.56	$10.99	$10.56	$10.18	$10.04
Value at end of period	$11.46	$11.66	$11.25	$11.77	$11.56	$10.99	$10.56	$10.18
Number of accumulation units outstanding at end of period	662,842	599,396	643,117	891,327	1,257,147	709,327	792,018	633,677
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$20.49	$19.98	$14.64	$12.44	$12.38	$9.96	$7.49	$12.98	$12.44	$10.98
Value at end of period	$19.13	$20.49	$19.98	$14.64	$12.44	$12.38	$9.96	$7.49	$12.98	$12.44
Number of accumulation units outstanding at end of period	467,783	511,251	697,244	659,565	698,960	841,956	832,913	542,366	505,384	334,077
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.41	$11.32	$12.61	$12.06	$10.95	$10.56	$9.87
Value at end of period	$10.92	$11.41	$11.32	$12.61	$12.06	$10.95	$10.56
Number of accumulation units outstanding at end of period	1,021,357	1,155,486	1,314,366	1,960,578	1,696,374	1,094,361	574,298
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$14.03	$12.54	$12.30	$9.96	$10.70	$9.38	$7.15	$12.39	$13.60	$11.05
Value at end of period	$13.56	$14.03	$12.54	$12.30	$9.96	$10.70	$9.38	$7.15	$12.39	$13.60
Number of accumulation units outstanding at end of period	172,829	188,797	218,489	241,042	280,998	334,955	401,762	401,569	338,634	231,895
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$98.37	$77.05	$76.80	$67.62	$62.82	$49.93	$37.38	$61.85	$76.50	$56.54
Value at end of period	$99.55	$98.37	$77.05	$76.80	$67.62	$62.82	$49.93	$37.38	$61.85	$76.50
Number of accumulation units outstanding at end of period	119,977	135,602	166,168	196,694	231,154	268,696	321,061	390,879	559,409	830,289
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$14.68	$13.24	$10.00	$9.06	$9.67	$8.78	$6.78	$11.35	$11.09	$9.91
Value at end of period	$14.86	$14.68	$13.24	$10.00	$9.06	$9.67	$8.78	$6.78	$11.35	$11.09
Number of accumulation units outstanding at end of period	474,543	536,280	653,521	743,898	819,616	920,705	864,230	661,802	425,914	359,224
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$15.06	$14.68	$10.67	$9.50	$9.94	$8.07	$6.58	$10.16	$10.03	$10.05
Value at end of period	$14.36	$15.06	$14.68	$10.67	$9.50	$9.94	$8.07	$6.58	$10.16	$10.03
Number of accumulation units outstanding at end of period	197,063	227,848	261,832	302,015	433,174	511,763	604,419	511,113	353,820	323,905

CFI-29

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$23.22	$22.28	$16.66	$14.79	$16.89	$13.39	$9.79	$16.36	$14.53	$13.21
Value at end of period	$22.45	$23.22	$22.28	$16.66	$14.79	$16.89	$13.39	$9.79	$16.36	$14.53
Number of accumulation units outstanding at end of period	1,883,720	2,176,588	2,543,110	2,913,005	3,393,678	4,041,191	4,625,632	4,962,459	5,914,408	3,487,689
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.31	$13.86	$12.30	$11.11	$11.03	$9.93	$7.65	$11.00	$10.90	$9.99
Value at end of period	$13.17	$14.31	$13.86	$12.30	$11.11	$11.03	$9.93	$7.65	$11.00	$10.90
Number of accumulation units outstanding at end of period	1,269,822	1,508,691	1,571,211	1,628,071	1,622,711	1,503,414	1,695,841	1,421,792	1,262,187	652,185
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.24	$17.93	$13.51	$11.59	$12.04	$10.64	$8.42	$13.48	$14.04	$12.32
Value at end of period	$17.78	$19.24	$17.93	$13.51	$11.59	$12.04	$10.64	$8.42	$13.48	$14.04
Number of accumulation units outstanding at end of period	305,662	363,275	396,943	246,110	328,673	321,611	249,815	166,432	232,922	161,934
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.00	$15.91	$12.98	$11.74	$12.10	$10.99	$9.13	$12.16	$11.97	$10.84
Value at end of period	$16.32	$17.00	$15.91	$12.98	$11.74	$12.10	$10.99	$9.13	$12.16	$11.97
Number of accumulation units outstanding at end of period	3,689,134	4,285,297	607,344	552,540	590,476	673,114	686,960	738,976	120,697	81,712
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.90	$10.23
Value at end of period	$10.46	$10.90
Number of accumulation units outstanding at end of period	1,755,709	2,145,995
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$42.92	$39.65	$30.13	$26.76	$27.82	$25.16	$20.65	$30.99	$30.73	$26.95
Value at end of period	$40.96	$42.92	$39.65	$30.13	$26.76	$27.82	$25.16	$20.65	$30.99	$30.73
Number of accumulation units outstanding at end of period	1,324,940	1,504,261	1,725,469	1,976,680	2,249,648	2,554,507	2,935,213	3,235,910	3,931,481	4,684,092
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$20.39	$20.55	$22.18	$18.94	$23.58	$19.94	$11.82	$24.68	$18.13	$13.58
Value at end of period	$16.88	$20.39	$20.55	$22.18	$18.94	$23.58	$19.94	$11.82	$24.68	$18.13
Number of accumulation units outstanding at end of period	618,221	705,926	823,318	841,692	965,704	1,011,850	1,305,782	1,425,398	1,692,940	1,680,117
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$17.77	$15.72	$12.15	$10.30	$10.29	$8.52	$6.89	$10.11
Value at end of period	$16.93	$17.77	$15.72	$12.15	$10.30	$10.29	$8.52	$6.89
Number of accumulation units outstanding at end of period	360,756	426,422	509,519	499,022	414,337	501,493	270,472	100,126
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$25.52	$23.96	$17.54	$15.04	$15.50	$12.45	$9.94	$14.44	$14.94	$13.03
Value at end of period	$24.17	$25.52	$23.96	$17.54	$15.04	$15.50	$12.45	$9.94	$14.44	$14.94
Number of accumulation units outstanding at end of period	347,648	384,966	520,866	432,742	437,975	561,305	400,913	390,354	508,207	672,346
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$24.97	$24.37	$20.76	$18.24	$17.01	$15.19	$11.99	$17.08	$15.84	$13.28
Value at end of period	$26.11	$24.97	$24.37	$20.76	$18.24	$17.01	$15.19	$11.99	$17.08	$15.84
Number of accumulation units outstanding at end of period	365,287	388,035	406,704	445,395	495,196	563,863	535,579	588,338	623,439	764,298
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$17.70	$17.64	$14.14	$11.86	$13.17	$11.57	$8.44	$14.43	$13.81	$11.94
Value at end of period	$18.07	$17.70	$17.64	$14.14	$11.86	$13.17	$11.57	$8.44	$14.43	$13.81
Number of accumulation units outstanding at end of period	179,077	140,126	162,708	159,407	152,743	151,268	216,077	230,098	229,043	167,397
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$72.94	$66.16	$55.07	$48.94	$48.39	$43.17	$32.96	$46.25	$45.07	$39.99
Value at end of period	$75.45	$72.94	$66.16	$55.07	$48.94	$48.39	$43.17	$32.96	$46.25	$45.07
Number of accumulation units outstanding at end of period	1,610,547	1,809,212	2,078,595	2,312,238	2,665,152	3,062,578	3,402,777	3,579,728	4,014,018	4,599,275

CFI-30

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$43.74	$41.41	$32.47	$28.18	$28.93	$25.60	$20.84	$32.96	$32.54	$27.79
Value at end of period	$40.03	$43.74	$41.41	$32.47	$28.18	$28.93	$25.60	$20.84	$32.96	$32.54
Number of accumulation units outstanding at end of period	792,598	930,979	1,200,586	1,380,414	1,647,604	1,806,131	2,038,278	2,092,368	2,515,157	2,919,174
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.21	$14.27	$10.45	$8.97	$9.24	$8.06	$5.75	$10.15	$10.10
Value at end of period	$16.53	$15.21	$14.27	$10.45	$8.97	$9.24	$8.06	$5.75	$10.15
Number of accumulation units outstanding at end of period	668,753	504,753	611,341	553,700	474,261	521,491	516,453	114,703	104,815
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$14.78	$15.20	$13.52	$11.59	$13.44	$12.02	$8.89	$17.91	$15.11	$12.39
Value at end of period	$14.39	$14.78	$15.20	$13.52	$11.59	$13.44	$12.02	$8.89	$17.91	$15.11
Number of accumulation units outstanding at end of period	382,332	390,868	343,796	371,527	412,626	456,831	559,482	691,116	706,945	603,745
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.09	$12.11	$10.27	$8.81	$10.21	$9.56	$7.38	$12.64	$11.16	$10.09
Value at end of period	$10.51	$11.09	$12.11	$10.27	$8.81	$10.21	$9.56	$7.38	$12.64	$11.16
Number of accumulation units outstanding at end of period	1,670,032	1,842,423	2,087,403	2,331,073	633,451	756,156	780,779	542,999	303,476	88,170
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.31	$29.62	$23.07	$19.27	$20.79	$19.63	$15.09	$25.45	$25.29	$21.10
Value at end of period	$25.72	$28.31	$29.62	$23.07	$19.27	$20.79	$19.63	$15.09	$25.45	$25.29
Number of accumulation units outstanding at end of period	370,729	441,646	508,168	570,334	641,973	753,685	828,443	875,862	1,009,766	1,185,454

Separate Account Annual Charges of 1.75%

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.76	$11.74	$10.45	$9.67	$10.21	$9.47	$7.97	$10.04
Value at end of period	$11.44	$11.76	$11.74	$10.45	$9.67	$10.21	$9.47	$7.97
Number of accumulation units outstanding at end of period	407,294	586,669	747,046	571,493	1,024,482	1,130,871	1,025,896	167,445
COLUMBIA SMALL CAP VALUE FUND VS (CLASS B)
Value at beginning of period	$28.02	$27.68	$21.02	$19.23	$20.85	$16.78	$13.66	$19.36	$20.22	$17.24
Value at end of period	$25.80	$28.02	$27.68	$21.02	$19.23	$20.85	$16.78	$13.66	$19.36	$20.22
Number of accumulation units outstanding at end of period	47,945	58,325	76,837	89,669	108,654	133,922	154,250	195,678	237,998	314,959
PROFUND VP BULL
Value at beginning of period	$12.74	$11.63	$9.12	$8.15	$8.30	$7.50	$6.14	$10.03	$9.86	$8.83
Value at end of period	$12.46	$12.74	$11.63	$9.12	$8.15	$8.30	$7.50	$6.14	$10.03	$9.86
Number of accumulation units outstanding at end of period	31,583	36,093	37,580	43,819	48,533	67,290	71,655	77,466	102,754	215,771
PROFUND VP EUROPE 30
Value at beginning of period	$10.08	$11.23	$9.40	$8.21	$9.17	$9.09	$6.99	$12.71	$11.29	$9.78
Value at end of period	$8.83	$10.08	$11.23	$9.40	$8.21	$9.17	$9.09	$6.99	$12.71	$11.29
Number of accumulation units outstanding at end of period	12,025	14,736	18,708	27,824	33,595	41,583	47,001	51,597	69,260	148,846
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.15	$3.13	$2.74	$3.00	$4.88	$5.91	$4.55	$7.47	$8.02	$7.41
Value at end of period	$2.08	$2.15	$3.13	$2.74	$3.00	$4.88	$5.91	$4.55	$7.47	$8.02
Number of accumulation units outstanding at end of period	13,374	22,656	22,577	23,258	22,697	25,407	24,973	26,319	32,185	61,675

CFI-31

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.32	$10.50	$8.52	$7.11	$8.75	$9.80	$10.14
Value at end of period	$8.73	$9.32	$10.50	$8.52	$7.11	$8.75	$9.80
Number of accumulation units outstanding at end of period	14,638	8,302	16,230	1,784	0	0	455
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.50	$13.66	$11.70	$10.33	$10.97	$10.26	$10.65
Value at end of period	$11.40	$12.50	$13.66	$11.70	$10.33	$10.97	$10.26
Number of accumulation units outstanding at end of period	15,679	15,872	11,733	3,763	3,902	3,200	433
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.59	$10.36
Value at end of period	$10.02	$10.59
Number of accumulation units outstanding at end of period	15,137	25,188
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.88	$9.59	$8.59	$7.60	$8.04	$7.73	$6.06	$9.95
Value at end of period	$9.47	$9.88	$9.59	$8.59	$7.60	$8.04	$7.73	$6.06
Number of accumulation units outstanding at end of period	286,016	14,793	14,248	24,179	37,366	38,074	36,994	51,243
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.45
Value at end of period	$8.72
Number of accumulation units outstanding at end of period	49,001
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.94	$13.80	$10.79	$9.54	$9.99
Value at end of period	$14.41	$14.94	$13.80	$10.79	$9.54
Number of accumulation units outstanding at end of period	312,581	350,643	437,375	558,357	684,332
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.38	$12.33	$9.63	$8.49	$8.68	$7.77	$6.08	$9.95	$9.83
Value at end of period	$12.93	$13.38	$12.33	$9.63	$8.49	$8.68	$7.78	$6.08	$9.95
Number of accumulation units outstanding at end of period	1,467,003	1,680,455	1,935,272	2,286,125	2,742,774	2,224,320	2,512,614	2,172,969	1,532
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.31	$14.09	$13.81	$10.95	$13.66	$12.93	$10.19
Value at end of period	$13.33	$14.31	$14.09	$13.81	$10.95	$13.66	$12.93
Number of accumulation units outstanding at end of period	11,500	11,218	9,547	12,123	9,738	27,622	8,843
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.80	$17.91	$17.26	$15.40	$15.01	$13.37	$9.11	$11.97	$11.84	$11.07
Value at end of period	$17.13	$17.80	$17.91	$17.26	$15.40	$15.01	$13.37	$9.11	$11.97	$11.84
Number of accumulation units outstanding at end of period	340,213	426,367	479,775	620,937	726,481	863,810	886,425	1,037,282	1,353,495	1,629,201
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$15.25	$13.67	$10.49	$9.35	$9.55	$8.56	$7.08	$11.51	$11.18	$9.96
Value at end of period	$15.08	$15.25	$13.67	$10.49	$9.35	$9.55	$8.56	$7.08	$11.51	$11.18
Number of accumulation units outstanding at end of period	74,935	79,941	89,219	103,942	118,011	161,651	185,662	219,708	256,881	267,971
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$20.27	$18.88	$14.31	$12.41	$12.81	$10.72	$8.30	$13.57	$13.12	$12.24
Value at end of period	$19.51	$20.27	$18.88	$14.31	$12.41	$12.81	$10.72	$8.30	$13.57	$13.12
Number of accumulation units outstanding at end of period	15,867	18,007	20,227	26,941	30,163	39,171	70,781	117,089	171,859	108,782

CFI-32

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$18.78	$18.16	$12.99	$11.79	$12.12	$10.07	$8.23	$12.63	$13.75	$12.33
Value at end of period	$17.81	$18.78	$18.16	$12.99	$11.79	$12.12	$10.07	$8.23	$12.63	$13.75
Number of accumulation units outstanding at end of period	8,136	8,487	12,680	16,019	16,126	22,717	31,227	43,054	86,144	116,901
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.87	$14.22	$14.52	$13.55	$12.85	$11.95	$10.93	$12.17	$11.72	$11.50
Value at end of period	$14.65	$14.87	$14.22	$14.52	$13.55	$12.85	$11.95	$10.93	$12.17	$11.72
Number of accumulation units outstanding at end of period	1,394,581	1,561,178	349,573	387,319	472,680	519,722	557,196	570,876	646,304	443,958
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$9.67	$10.56
Value at end of period	$9.36	$9.67
Number of accumulation units outstanding at end of period	474,172	508,703
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.80	$9.55	$8.02	$6.89	$8.01	$7.57	$6.05	$8.67
Value at end of period	$8.55	$8.80	$9.55	$8.02	$6.89	$8.01	$7.57	$6.05
Number of accumulation units outstanding at end of period	27,571	31,359	63,876	41,892	34,798	42,289	32,930	3,329
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.23	$12.09	$9.86	$9.33	$11.00	$9.85	$9.77
Value at end of period	$12.19	$11.23	$12.09	$9.86	$9.33	$11.00	$9.85
Number of accumulation units outstanding at end of period	2,727	3,222	4,632	89	2,041	5,714	378
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$14.64	$13.18	$10.29	$10.03
Value at end of period	$15.20	$14.64	$13.18	$10.29
Number of accumulation units outstanding at end of period	616,461	733,669	894,452	1,169,152
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$22.60	$20.29	$15.81	$13.66	$13.60	$12.11	$8.66	$12.16	$11.09	$10.69
Value at end of period	$23.56	$22.60	$20.29	$15.81	$13.66	$13.60	$12.11	$8.66	$12.16	$11.09
Number of accumulation units outstanding at end of period	680,719	767,747	179,083	78,894	103,158	58,940	68,312	15,517	452	7,870
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.58	$14.45	$11.26	$10.02	$10.05
Value at end of period	$14.59	$15.58	$14.45	$11.26	$10.02
Number of accumulation units outstanding at end of period	744,320	756,686	693,569	152,572	176,268
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$20.67	$20.90	$21.12	$21.18	$21.31	$21.03	$19.97	$20.38	$19.61	$19.22
Value at end of period	$20.43	$20.67	$20.90	$21.12	$21.18	$21.31	$21.03	$19.97	$20.38	$19.61
Number of accumulation units outstanding at end of period	67,139	78,398	87,324	108,190	122,106	146,749	176,680	219,747	290,852	374,384
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$14.34	$14.59	$14.85	$15.12	$15.38	$15.65	$15.88	$15.78	$15.30	$14.88
Value at end of period	$14.09	$14.34	$14.59	$14.85	$15.12	$15.38	$15.65	$15.88	$15.78	$15.30
Number of accumulation units outstanding at end of period	402,034	418,480	419,666	511,459	598,840	840,172	1,166,416	1,879,418	811,220	726,596
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$17.06	$16.00	$12.36	$11.05	$11.33	$8.87	$6.40	$10.47	$8.49	$8.03
Value at end of period	$16.81	$17.06	$16.00	$12.36	$11.05	$11.33	$8.87	$6.40	$10.47	$8.49
Number of accumulation units outstanding at end of period	441,194	502,651	623,604	648,471	781,461	913,587	1,022,912	1,136,532	99,085	127,480

CFI-33

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
Value at beginning of period	$16.98	$15.03	$11.74	$10.83	$11.55	$10.15	$8.32	$12.97	$12.57	$10.95
Value at end of period	$16.59	$16.98	$15.03	$11.74	$10.83	$11.55	$10.15	$8.32	$12.97	$12.57
Number of accumulation units outstanding at end of period	51,215	68,161	82,796	91,496	100,791	124,360	153,889	167,298	198,883	212,294
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.29	$9.89	$9.65	$9.10	$8.81	$8.31	$8.25
Value at end of period	$10.03	$10.29	$9.89	$9.65	$9.10	$8.81	$8.31
Number of accumulation units outstanding at end of period	281,210	279,620	235,834	328,632	279,668	367,431	363,340
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.35	$12.90	$11.06	$9.97	$10.27	$9.37	$9.21
Value at end of period	$12.85	$13.35	$12.90	$11.06	$9.97	$10.27	$9.37
Number of accumulation units outstanding at end of period	560,519	585,454	657,788	967,993	1,055,184	1,232,540	1,317,406
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.36	$12.87	$11.32	$10.32	$10.50	$9.62	$9.49
Value at end of period	$12.92	$13.36	$12.87	$11.32	$10.32	$10.50	$9.62
Number of accumulation units outstanding at end of period	519,141	467,083	542,821	613,105	699,255	667,671	746,997
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.88	$12.46	$11.52	$10.64	$10.60	$9.85	$9.75
Value at end of period	$12.46	$12.88	$12.46	$11.52	$10.64	$10.60	$9.85
Number of accumulation units outstanding at end of period	479,405	554,520	712,822	784,921	888,475	916,906	958,263
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$22.98	$20.74	$16.03	$14.28	$13.99	$12.66	$9.95
Value at end of period	$24.24	$22.98	$20.74	$16.03	$14.28	$13.99	$12.66
Number of accumulation units outstanding at end of period	217,866	212,702	240,680	269,744	320,643	369,472	419,483
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.55	$13.15	$10.16	$8.97	$8.94	$8.12	$6.69	$10.28
Value at end of period	$14.55	$14.55	$13.15	$10.16	$8.97	$8.94	$8.12	$6.69
Number of accumulation units outstanding at end of period	473,401	525,487	561,630	658,566	785,637	998,454	1,134,062	38,475
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$21.84	$19.81	$15.34	$13.46	$13.63	$12.48	$10.85
Value at end of period	$20.65	$21.84	$19.81	$15.34	$13.46	$13.63	$12.48
Number of accumulation units outstanding at end of period	174,878	26,905	19,418	21,886	15,071	1,463	1,930
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$25.29	$23.17	$17.48	$15.40	$16.03	$12.96	$10.40
Value at end of period	$24.65	$25.29	$23.17	$17.48	$15.40	$16.03	$12.96
Number of accumulation units outstanding at end of period	165,970	195,224	229,048	277,169	322,879	415,384	463,277
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.51	$14.95	$11.36	$9.91	$10.30	$8.39	$6.11	$10.64
Value at end of period	$15.73	$16.51	$14.95	$11.36	$9.91	$10.30	$8.39	$6.11
Number of accumulation units outstanding at end of period	94,002	84,361	92,686	75,481	61,315	78,462	47,716	20,592

CFI-34

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.02	$15.58	$11.46	$10.07	$10.69	$8.63	$6.95	$10.16
Value at end of period	$14.98	$16.02	$15.58	$11.46	$10.07	$10.69	$8.63	$6.95
Number of accumulation units outstanding at end of period	109,699	128,284	156,206	123,674	136,727	186,026	156,359	190,367
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$14.48	$13.99	$10.27	$9.09	$9.20	$7.09	$5.52	$8.60	$7.97	$7.22
Value at end of period	$14.07	$14.48	$13.99	$10.27	$9.09	$9.20	$7.09	$5.52	$8.60	$7.97
Number of accumulation units outstanding at end of period	119,923	142,742	168,916	214,984	247,873	286,727	320,361	376,713	459,626	564,312
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.43	$15.74	$11.66	$10.39	$10.86	$8.91	$7.13	$9.79
Value at end of period	$15.98	$16.43	$15.74	$11.66	$10.39	$10.86	$8.91	$7.13
Number of accumulation units outstanding at end of period	19,693	22,511	26,717	29,648	55,529	44,468	65,135	49,665
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.03
Value at end of period	$9.59
Number of accumulation units outstanding at end of period	146,625
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.62	$11.21	$11.74	$11.54	$10.98	$10.55	$10.17	$9.82
Value at end of period	$11.42	$11.62	$11.21	$11.74	$11.54	$10.98	$10.55	$10.17
Number of accumulation units outstanding at end of period	125,973	110,869	120,410	144,863	254,563	212,507	223,479	374,087
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$20.39	$19.89	$14.58	$12.40	$12.35	$9.94	$7.48	$12.96	$12.43	$10.98
Value at end of period	$19.03	$20.39	$19.89	$14.58	$12.40	$12.35	$9.94	$7.48	$12.96	$12.43
Number of accumulation units outstanding at end of period	78,394	83,927	111,994	116,198	149,529	178,126	187,942	164,305	172,289	163,393
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.37	$11.29	$12.59	$12.05	$10.94	$10.56	$9.91
Value at end of period	$10.88	$11.37	$11.29	$12.59	$12.05	$10.94	$10.56
Number of accumulation units outstanding at end of period	144,694	180,503	192,950	272,814	226,173	158,549	99,495
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$13.97	$12.49	$12.26	$9.93	$10.67	$9.36	$7.14	$12.38	$13.59	$11.42
Value at end of period	$13.50	$13.97	$12.49	$12.26	$9.93	$10.67	$9.36	$7.14	$12.38	$13.59
Number of accumulation units outstanding at end of period	28,653	25,639	29,088	35,292	45,901	53,304	63,073	74,427	81,623	101,564
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$97.08	$76.08	$75.87	$66.84	$62.12	$49.40	$37.00	$61.26	$75.80	$56.05
Value at end of period	$98.19	$97.08	$76.08	$75.87	$66.84	$62.12	$49.40	$37.00	$61.26	$75.80
Number of accumulation units outstanding at end of period	39,530	44,070	54,694	67,961	81,510	104,827	127,889	162,446	224,152	366,031
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$14.62	$13.19	$9.96	$9.03	$9.64	$8.76	$6.77	$11.34	$11.08	$10.10
Value at end of period	$14.79	$14.62	$13.19	$9.96	$9.03	$9.64	$8.76	$6.77	$11.34	$11.08
Number of accumulation units outstanding at end of period	67,461	71,831	96,568	108,857	127,463	154,749	150,347	163,151	106,843	83,211
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$14.99	$14.62	$10.63	$9.48	$9.91	$8.05	$6.57	$10.15	$10.03	$10.05
Value at end of period	$14.29	$14.99	$14.62	$10.63	$9.48	$9.91	$8.05	$6.57	$10.15	$10.03
Number of accumulation units outstanding at end of period	29,990	33,120	39,956	65,342	91,440	104,288	127,896	147,871	176,039	103,094

CFI-35

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$23.05	$22.13	$16.56	$14.70	$16.81	$13.32	$9.74	$16.30	$14.49	$13.18
Value at end of period	$22.28	$23.05	$22.13	$16.56	$14.70	$16.81	$13.32	$9.74	$16.30	$14.49
Number of accumulation units outstanding at end of period	485,836	555,428	663,971	811,620	1,010,372	1,252,269	1,420,747	1,606,529	1,931,572	1,483,799
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.25	$13.81	$12.26	$11.08	$11.00	$9.91	$7.64	$10.99	$10.90	$9.99
Value at end of period	$13.10	$14.25	$13.81	$12.26	$11.08	$11.00	$9.91	$7.64	$10.99	$10.90
Number of accumulation units outstanding at end of period	186,091	254,328	227,332	278,388	280,115	297,547	368,963	326,241	270,226	142,742
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.12	$17.83	$13.44	$11.53	$11.99	$10.60	$8.39	$13.44	$14.00	$12.30
Value at end of period	$17.66	$19.12	$17.83	$13.44	$11.53	$11.99	$10.60	$8.39	$13.44	$14.00
Number of accumulation units outstanding at end of period	198,345	222,030	245,614	292,800	320,523	359,615	378,272	415,402	485,537	527,949
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.91	$15.84	$12.93	$11.70	$12.07	$10.96	$9.12	$12.14	$11.96	$10.83
Value at end of period	$16.23	$16.91	$15.84	$12.93	$11.70	$12.07	$10.96	$9.12	$12.14	$11.96
Number of accumulation units outstanding at end of period	816,902	959,918	128,558	121,858	148,295	188,722	222,360	306,848	94,763	108,471
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.90	$10.24
Value at end of period	$10.45	$10.90
Number of accumulation units outstanding at end of period	259,715	296,450
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$42.46	$39.25	$29.84	$26.51	$27.58	$24.95	$20.49	$30.77	$30.53	$26.79
Value at end of period	$40.50	$42.46	$39.25	$29.84	$26.51	$27.58	$24.95	$20.49	$30.77	$30.53
Number of accumulation units outstanding at end of period	148,496	176,718	197,760	231,946	281,912	337,800	388,816	443,563	540,794	677,536
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$20.21	$20.38	$22.01	$18.81	$23.42	$19.82	$11.76	$24.56	$18.05	$13.53
Value at end of period	$16.72	$20.21	$20.38	$22.01	$18.81	$23.42	$19.82	$11.76	$24.56	$18.05
Number of accumulation units outstanding at end of period	99,093	115,167	135,222	162,360	180,430	206,305	304,281	378,645	501,622	526,429
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$17.71	$15.67	$12.13	$10.28	$10.28	$8.51	$6.89	$9.89
Value at end of period	$16.87	$17.71	$15.67	$12.13	$10.28	$10.28	$8.51	$6.89
Number of accumulation units outstanding at end of period	42,517	55,815	83,513	79,203	60,593	63,348	46,439	16,589
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$25.36	$23.82	$17.45	$14.96	$15.44	$12.40	$9.91	$14.40	$14.91	$13.01
Value at end of period	$24.00	$25.36	$23.82	$17.45	$14.96	$15.44	$12.40	$9.91	$14.40	$14.91
Number of accumulation units outstanding at end of period	109,053	81,741	128,407	133,682	170,175	191,942	155,530	185,036	234,079	289,126
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$24.81	$24.22	$20.64	$18.15	$16.94	$15.13	$11.95	$17.03	$15.80	$13.25
Value at end of period	$25.93	$24.81	$24.22	$20.64	$18.15	$16.94	$15.13	$11.95	$17.03	$15.80
Number of accumulation units outstanding at end of period	90,626	92,834	114,475	143,248	169,004	202,527	203,385	225,513	280,577	332,645
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$17.61	$17.56	$14.09	$11.82	$13.13	$11.54	$8.43	$14.41	$13.79	$11.94
Value at end of period	$17.97	$17.61	$17.56	$14.09	$11.82	$13.13	$11.54	$8.43	$14.41	$13.79
Number of accumulation units outstanding at end of period	49,741	36,665	42,183	44,382	43,199	48,642	57,061	63,473	53,080	49,426
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$71.99	$65.33	$54.41	$48.38	$47.85	$42.71	$32.62	$45.81	$44.67	$39.65
Value at end of period	$74.42	$71.99	$65.33	$54.41	$48.38	$47.85	$42.71	$32.62	$45.81	$44.67
Number of accumulation units outstanding at end of period	391,362	460,029	531,694	635,942	730,033	894,237	1,034,928	1,168,272	1,535,092	1,758,893

CFI-36

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$43.17	$40.89	$32.08	$27.86	$28.61	$25.33	$20.63	$32.65	$32.25	$27.56
Value at end of period	$39.49	$43.17	$40.89	$32.08	$27.86	$28.61	$25.33	$20.63	$32.65	$32.25
Number of accumulation units outstanding at end of period	232,104	266,749	322,215	392,755	469,128	539,055	601,838	691,572	865,803	1,042,643
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$15.15	$14.23	$10.42	$8.94	$9.23	$8.05	$5.75	$10.15	$10.11
Value at end of period	$16.46	$15.15	$14.23	$10.42	$8.94	$9.23	$8.05	$5.75	$10.15
Number of accumulation units outstanding at end of period	102,501	54,997	72,871	61,096	95,002	109,783	80,480	16,757	9,218
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$14.70	$15.13	$13.47	$11.55	$13.41	$11.99	$8.87	$17.88	$15.09	$12.39
Value at end of period	$14.31	$14.70	$15.13	$13.47	$11.55	$13.41	$11.99	$8.87	$17.88	$15.09
Number of accumulation units outstanding at end of period	128,789	108,814	112,068	139,920	155,542	171,109	200,319	254,172	318,925	316,462
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.04	$12.07	$10.24	$8.79	$10.18	$9.55	$7.37	$12.63	$11.16	$10.02
Value at end of period	$10.46	$11.04	$12.07	$10.24	$8.79	$10.18	$9.55	$7.37	$12.63	$11.16
Number of accumulation units outstanding at end of period	352,061	375,482	439,447	544,244	107,339	138,277	140,510	133,335	68,022	10,499
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$27.99	$29.30	$22.83	$19.09	$20.60	$19.46	$14.97	$25.26	$25.10	$20.96
Value at end of period	$25.42	$27.99	$29.30	$22.83	$19.09	$20.60	$19.46	$14.97	$25.26	$25.10
Number of accumulation units outstanding at end of period	125,812	145,778	176,985	210,020	248,042	296,746	357,836	401,370	489,370	584,766

Separate Account Annual Charges of 1.80%

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.72	$11.71	$10.42	$9.65	$10.20	$9.46	$7.97	$10.04
Value at end of period	$11.40	$11.72	$11.71	$10.42	$9.65	$10.20	$9.46	$7.97
Number of accumulation units outstanding at end of period	3,868,599	4,441,910	4,756,287	4,580,132	5,320,212	4,848,084	6,969,529	2,906,934
COLUMBIA SMALL CAP VALUE FUND VS (CLASS B)
Value at beginning of period	$27.86	$27.53	$20.91	$19.14	$20.77	$16.72	$13.62	$19.31	$20.19	$17.22
Value at end of period	$25.63	$27.86	$27.53	$20.91	$19.14	$20.77	$16.72	$13.62	$19.31	$20.19
Number of accumulation units outstanding at end of period	175,701	214,446	260,676	292,045	339,272	373,935	421,323	490,206	635,853	883,123
PROFUND VP BULL
Value at beginning of period	$12.65	$11.56	$9.07	$8.11	$8.26	$7.47	$6.12	$9.99	$9.83	$8.81
Value at end of period	$12.37	$12.65	$11.56	$9.07	$8.11	$8.26	$7.47	$6.12	$9.99	$9.83
Number of accumulation units outstanding at end of period	77,860	90,047	99,800	103,248	116,744	130,992	149,993	169,003	252,067	433,675
PROFUND VP EUROPE 30
Value at beginning of period	$10.01	$11.16	$9.34	$8.16	$9.12	$9.05	$6.97	$12.67	$11.26	$9.76
Value at end of period	$8.76	$10.01	$11.16	$9.34	$8.16	$9.12	$9.05	$6.97	$12.67	$11.26
Number of accumulation units outstanding at end of period	20,692	24,539	29,219	32,948	47,924	54,520	58,519	74,237	87,075	125,928
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.14	$3.12	$2.73	$2.98	$4.86	$5.89	$4.54	$7.45	$8.01	$7.40
Value at end of period	$2.06	$2.14	$3.12	$2.73	$2.98	$4.86	$5.89	$4.54	$7.45	$8.01
Number of accumulation units outstanding at end of period	102,099	116,680	114,055	123,022	116,176	130,604	152,633	175,733	310,053	513,019

CFI-37

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.29	$10.47	$8.50	$7.11	$8.75	$9.80	$9.61
Value at end of period	$8.70	$9.29	$10.47	$8.50	$7.11	$8.75	$9.80
Number of accumulation units outstanding at end of period	272,824	192,919	163,733	94,568	24,532	14,690	1,770
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.47	$13.63	$11.68	$10.32	$10.96	$10.25	$9.96
Value at end of period	$11.36	$12.47	$13.63	$11.68	$10.32	$10.96	$10.25
Number of accumulation units outstanding at end of period	36,711	9,930	14,601	1,980	1,495	7,138	723
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.58	$10.38	$9.69
Value at end of period	$10.01	$10.58	$10.38
Number of accumulation units outstanding at end of period	1,130,402	1,545,584	18,785
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.85	$9.56	$8.57	$7.58	$8.03	$7.73	$6.05	$9.95
Value at end of period	$9.43	$9.85	$9.56	$8.57	$7.58	$8.03	$7.73	$6.05
Number of accumulation units outstanding at end of period	2,683,685	1,146,671	1,207,036	1,158,093	1,230,977	1,372,236	1,557,832	996,625
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.45
Value at end of period	$8.72
Number of accumulation units outstanding at end of period	404,828
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.91	$13.78	$10.78	$9.53	$9.99
Value at end of period	$14.37	$14.91	$13.78	$10.78	$9.53
Number of accumulation units outstanding at end of period	3,137,548	3,610,105	4,129,724	4,809,114	5,344,579
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.33	$12.29	$9.60	$8.47	$8.67	$7.76	$6.07	$9.95	$9.83
Value at end of period	$12.88	$13.33	$12.29	$9.60	$8.47	$8.67	$7.76	$6.07	$9.95
Number of accumulation units outstanding at end of period	3,855,243	4,495,805	5,251,103	6,151,869	7,047,014	4,737,771	5,220,432	4,115,316	1,105
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.27	$14.05	$13.78	$10.93	$13.65	$12.92	$9.99
Value at end of period	$13.28	$14.27	$14.05	$13.78	$10.93	$13.65	$12.92
Number of accumulation units outstanding at end of period	90,783	86,546	98,368	128,351	146,630	248,033	259,227
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.70	$17.82	$17.18	$15.34	$14.96	$13.33	$9.09	$11.95	$11.83	$11.06
Value at end of period	$17.03	$17.70	$17.82	$17.18	$15.34	$14.96	$13.33	$9.09	$11.95	$11.83
Number of accumulation units outstanding at end of period	1,509,264	1,769,712	2,133,974	2,482,713	2,405,079	2,614,587	2,426,606	2,840,103	3,904,787	4,721,058
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$15.15	$13.58	$10.43	$9.31	$9.51	$8.52	$7.05	$11.47	$11.15	$9.94
Value at end of period	$14.97	$15.15	$13.58	$10.43	$9.31	$9.51	$8.52	$7.05	$11.47	$11.15
Number of accumulation units outstanding at end of period	360,902	502,101	594,472	677,417	743,557	1,294,912	1,391,986	1,763,254	1,814,201	1,154,154

CFI-38

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$22.62	$21.07	$15.99	$13.87	$14.32	$12.00	$9.29	$15.20	$14.70	$13.72
Value at end of period	$21.76	$22.62	$21.07	$15.99	$13.87	$14.32	$12.00	$9.29	$15.20	$14.70
Number of accumulation units outstanding at end of period	218,587	276,559	342,208	401,719	451,533	573,103	628,781	813,645	979,846	799,019
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.83	$21.12	$15.12	$13.73	$14.12	$11.74	$9.60	$14.74	$16.05	$14.40
Value at end of period	$20.70	$21.83	$21.12	$15.12	$13.73	$14.12	$11.74	$9.60	$14.74	$16.05
Number of accumulation units outstanding at end of period	304,593	348,649	421,548	467,265	513,395	594,432	638,276	778,310	868,470	986,086
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.78	$14.13	$14.45	$13.49	$12.80	$11.90	$10.89	$12.14	$11.70	$11.48
Value at end of period	$14.55	$14.78	$14.13	$14.45	$13.49	$12.80	$11.90	$10.89	$12.14	$11.70
Number of accumulation units outstanding at end of period	11,641,904	13,100,993	4,780,496	4,981,575	5,423,977	6,019,746	6,442,678	6,841,165	6,989,870	4,238,741
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$9.66	$10.44
Value at end of period	$9.35	$9.66
Number of accumulation units outstanding at end of period	3,916,008	4,416,582
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.77	$9.52	$8.00	$6.88	$8.00	$7.57	$6.05	$10.23
Value at end of period	$8.52	$8.77	$9.52	$8.00	$6.88	$8.00	$7.57	$6.05
Number of accumulation units outstanding at end of period	257,343	294,580	408,827	314,283	297,723	391,365	619,576	47,456
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.20	$12.06	$9.84	$9.31	$10.99	$9.85	$9.48
Value at end of period	$12.16	$11.20	$12.06	$9.84	$9.31	$10.99	$9.85
Number of accumulation units outstanding at end of period	120,245	91,837	69,455	16,621	37,878	10,394	79
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$14.62	$13.17	$10.29	$10.32
Value at end of period	$15.17	$14.62	$13.17	$10.29
Number of accumulation units outstanding at end of period	5,400,475	6,236,547	7,311,175	8,192,636
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$22.48	$20.19	$15.74	$13.61	$13.55	$12.08	$8.63	$12.14	$11.07	$10.68
Value at end of period	$23.42	$22.48	$20.19	$15.74	$13.61	$13.55	$12.08	$8.63	$12.14	$11.07
Number of accumulation units outstanding at end of period	4,152,669	4,944,671	2,408,923	850,563	947,950	591,995	527,266	41,671	17,975	34,235
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.55	$14.43	$11.24	$10.01	$10.04
Value at end of period	$14.56	$15.55	$14.43	$11.24	$10.01
Number of accumulation units outstanding at end of period	3,951,601	4,130,932	2,443,672	461,779	592,607
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$20.40	$20.64	$20.87	$20.94	$21.07	$20.81	$19.77	$20.18	$19.43	$19.06
Value at end of period	$20.15	$20.40	$20.64	$20.87	$20.94	$21.07	$20.81	$19.77	$20.18	$19.43
Number of accumulation units outstanding at end of period	201,864	224,403	277,230	336,286	424,985	530,599	653,704	783,306	957,759	1,180,647
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$14.15	$14.41	$14.67	$14.94	$15.21	$15.49	$15.72	$15.63	$15.16	$14.75
Value at end of period	$13.90	$14.15	$14.41	$14.67	$14.94	$15.21	$15.49	$15.72	$15.63	$15.16
Number of accumulation units outstanding at end of period	3,366,176	3,388,569	4,442,237	4,613,915	5,753,834	6,397,630	8,928,514	14,082,141	6,861,179	4,440,473

CFI-39

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$16.94	$15.89	$12.29	$10.99	$11.28	$8.84	$6.38	$10.43	$8.47	$8.01
Value at end of period	$16.68	$16.94	$15.89	$12.29	$10.99	$11.28	$8.84	$6.38	$10.43	$8.47
Number of accumulation units outstanding at end of period	1,770,005	2,038,945	2,421,220	2,023,437	2,377,780	2,888,373	2,685,458	2,730,320	218,989	263,523
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
Value at beginning of period	$16.89	$14.96	$11.69	$10.80	$11.52	$10.12	$8.30	$12.95	$12.56	$10.95
Value at end of period	$16.50	$16.89	$14.96	$11.69	$10.80	$11.52	$10.12	$8.30	$12.95	$12.56
Number of accumulation units outstanding at end of period	181,637	193,114	177,635	189,860	211,730	262,745	317,218	362,301	513,440	571,205
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.27	$9.87	$9.63	$9.09	$8.80	$8.31	$8.25
Value at end of period	$10.00	$10.27	$9.87	$9.63	$9.09	$8.80	$8.31
Number of accumulation units outstanding at end of period	2,326,323	2,879,308	3,173,372	4,157,492	4,807,901	2,875,864	2,703,689
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.31	$12.87	$11.05	$9.96	$10.26	$9.36	$9.21
Value at end of period	$12.81	$13.31	$12.87	$11.05	$9.96	$10.26	$9.36
Number of accumulation units outstanding at end of period	15,144,257	18,140,729	20,706,858	22,129,608	23,660,153	25,710,826	27,999,679
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.33	$12.84	$11.30	$10.31	$10.49	$9.62	$9.49
Value at end of period	$12.88	$13.33	$12.84	$11.30	$10.31	$10.49	$9.62
Number of accumulation units outstanding at end of period	7,820,578	9,174,565	10,006,371	10,781,592	12,280,940	13,847,272	14,888,749
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.85	$12.43	$11.50	$10.63	$10.60	$9.85	$9.75
Value at end of period	$12.42	$12.85	$12.43	$11.50	$10.63	$10.60	$9.85
Number of accumulation units outstanding at end of period	4,861,508	5,811,071	6,445,119	7,032,497	7,634,659	8,948,023	9,835,817
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$22.91	$20.69	$16.00	$14.26	$13.97	$12.65	$9.99
Value at end of period	$24.16	$22.91	$20.69	$16.00	$14.26	$13.97	$12.65
Number of accumulation units outstanding at end of period	589,681	591,763	538,346	603,059	623,596	621,152	723,428
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.50	$13.11	$10.13	$8.95	$8.92	$8.11	$6.69	$10.26
Value at end of period	$14.49	$14.50	$13.11	$10.13	$8.95	$8.92	$8.11	$6.69
Number of accumulation units outstanding at end of period	2,194,759	2,167,937	2,247,135	2,391,217	2,342,300	2,936,570	3,311,747	70,825
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$21.78	$19.76	$15.31	$13.44	$13.61	$12.47	$10.35
Value at end of period	$20.58	$21.78	$19.76	$15.31	$13.44	$13.61	$12.47
Number of accumulation units outstanding at end of period	712,260	272,080	241,004	221,468	221,530	224,171	118,763

CFI-40

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$25.21	$23.11	$17.45	$15.38	$16.01	$12.96	$10.34
Value at end of period	$24.57	$25.21	$23.11	$17.45	$15.38	$16.01	$12.96
Number of accumulation units outstanding at end of period	749,470	748,568	809,291	890,508	992,399	1,252,894	1,184,289
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.46	$14.90	$11.33	$9.89	$10.29	$8.39	$6.11	$10.36
Value at end of period	$15.67	$16.46	$14.90	$11.33	$9.89	$10.29	$8.39	$6.11
Number of accumulation units outstanding at end of period	542,487	729,683	572,794	509,444	476,109	674,522	678,895	178,288
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.96	$15.53	$11.43	$10.05	$10.68	$8.63	$6.95	$10.06
Value at end of period	$14.93	$15.96	$15.53	$11.43	$10.05	$10.68	$8.63	$6.95
Number of accumulation units outstanding at end of period	708,462	731,375	931,998	894,052	895,890	1,054,400	769,485	523,436
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$14.38	$13.90	$10.21	$9.04	$9.16	$7.06	$5.50	$8.57	$7.94	$7.20
Value at end of period	$13.96	$14.38	$13.90	$10.21	$9.04	$9.16	$7.06	$5.50	$8.57	$7.94
Number of accumulation units outstanding at end of period	256,095	298,977	385,461	474,519	523,504	580,520	644,943	732,042	939,894	1,367,397
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.37	$15.69	$11.63	$10.37	$10.85	$8.91	$7.13	$10.05
Value at end of period	$15.91	$16.37	$15.69	$11.63	$10.37	$10.85	$8.91	$7.13
Number of accumulation units outstanding at end of period	413,243	333,845	368,513	364,235	469,399	494,420	417,162	703,123
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.03
Value at end of period	$9.58
Number of accumulation units outstanding at end of period	2,762,227
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.58	$11.18	$11.71	$11.51	$10.96	$10.54	$10.17	$9.99
Value at end of period	$11.37	$11.58	$11.18	$11.71	$11.51	$10.96	$10.54	$10.17
Number of accumulation units outstanding at end of period	1,558,869	1,340,517	1,105,563	1,269,277	1,537,962	1,315,740	1,307,591	927,557
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$20.29	$19.81	$14.52	$12.36	$12.31	$9.91	$7.47	$12.94	$12.42	$10.97
Value at end of period	$18.93	$20.29	$19.81	$14.52	$12.36	$12.31	$9.91	$7.47	$12.94	$12.42
Number of accumulation units outstanding at end of period	1,176,252	1,381,374	1,630,441	1,509,289	1,736,449	1,752,103	1,928,884	1,662,196	1,404,432	930,874
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.34	$11.26	$12.56	$12.03	$10.93	$10.55	$9.87
Value at end of period	$10.85	$11.34	$11.26	$12.56	$12.03	$10.93	$10.55
Number of accumulation units outstanding at end of period	1,283,717	1,525,887	1,824,281	4,667,791	4,320,794	1,388,091	1,262,403
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$13.91	$12.44	$12.22	$9.90	$10.65	$9.35	$7.13	$12.37	$13.59	$11.04
Value at end of period	$13.43	$13.91	$12.44	$12.22	$9.90	$10.65	$9.35	$7.13	$12.37	$13.59
Number of accumulation units outstanding at end of period	357,531	397,425	472,843	527,120	606,050	692,761	777,699	812,892	807,124	393,066

CFI-41

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$95.81	$75.12	$74.95	$66.07	$61.44	$48.88	$36.63	$60.68	$75.12	$55.57
Value at end of period	$96.86	$95.81	$75.12	$74.95	$66.07	$61.44	$48.88	$36.63	$60.68	$75.12
Number of accumulation units outstanding at end of period	182,511	211,136	264,528	297,080	348,401	404,020	477,698	584,295	781,012	1,107,145
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$14.55	$13.13	$9.92	$9.00	$9.62	$8.74	$6.76	$11.33	$11.08	$9.91
Value at end of period	$14.71	$14.55	$13.13	$9.92	$9.00	$9.62	$8.74	$6.76	$11.33	$11.08
Number of accumulation units outstanding at end of period	979,706	1,045,520	1,159,882	1,246,234	1,402,454	1,614,112	1,850,971	1,749,544	1,154,958	673,675
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$14.92	$14.56	$10.60	$9.45	$9.89	$8.04	$6.56	$10.14	$10.03	$10.05
Value at end of period	$14.22	$14.92	$14.56	$10.60	$9.45	$9.89	$8.04	$6.56	$10.14	$10.03
Number of accumulation units outstanding at end of period	485,174	589,064	685,687	786,358	975,691	1,137,911	1,385,994	1,404,795	1,243,597	705,941
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$22.89	$21.98	$16.46	$14.62	$16.72	$13.26	$9.70	$16.24	$14.44	$13.14
Value at end of period	$22.11	$22.89	$21.98	$16.46	$14.62	$16.72	$13.26	$9.70	$16.24	$14.44
Number of accumulation units outstanding at end of period	2,036,555	2,297,974	2,599,103	3,066,931	3,532,535	4,275,347	4,760,795	5,294,854	5,746,779	3,797,707
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.18	$13.76	$12.22	$11.05	$10.97	$9.89	$7.63	$10.98	$10.90	$10.02
Value at end of period	$13.04	$14.18	$13.76	$12.22	$11.05	$10.97	$9.89	$7.63	$10.98	$10.90
Number of accumulation units outstanding at end of period	1,985,678	2,354,205	2,213,326	2,339,321	2,453,412	2,382,800	2,760,884	2,565,615	2,094,651	1,378,070
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.99	$17.72	$13.37	$11.47	$11.93	$10.55	$8.36	$13.41	$13.97	$12.28
Value at end of period	$17.54	$18.99	$17.72	$13.37	$11.47	$11.93	$10.55	$8.36	$13.41	$13.97
Number of accumulation units outstanding at end of period	468,120	566,398	643,623	586,623	596,557	755,522	443,853	451,445	438,690	316,783
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.83	$15.77	$12.88	$11.66	$12.03	$10.94	$9.10	$12.12	$11.95	$10.83
Value at end of period	$16.14	$16.83	$15.77	$12.88	$11.66	$12.03	$10.94	$9.10	$12.12	$11.95
Number of accumulation units outstanding at end of period	3,095,046	3,960,762	1,175,556	894,306	959,336	1,123,219	979,826	1,330,884	454,672	212,735
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.89	$10.23
Value at end of period	$10.44	$10.89
Number of accumulation units outstanding at end of period	2,046,827	2,230,484
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$42.01	$38.85	$29.55	$26.26	$27.34	$24.74	$20.33	$30.55	$30.32	$26.62
Value at end of period	$40.04	$42.01	$38.85	$29.55	$26.26	$27.34	$24.74	$20.33	$30.55	$30.32
Number of accumulation units outstanding at end of period	686,568	777,321	870,680	891,048	1,022,651	1,201,379	1,432,519	1,558,547	1,754,312	1,927,762
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$20.04	$20.22	$21.84	$18.68	$23.27	$19.70	$11.69	$24.43	$17.97	$13.47
Value at end of period	$16.57	$20.04	$20.22	$21.84	$18.68	$23.27	$19.70	$11.69	$24.43	$17.97
Number of accumulation units outstanding at end of period	1,217,004	1,349,828	1,541,334	1,573,188	1,616,591	1,772,314	2,344,576	2,305,399	2,898,044	2,182,854
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.51	$25.24	$19.54	$16.58	$16.58	$13.73	$11.13	$16.93
Value at end of period	$27.14	$28.51	$25.24	$19.54	$16.58	$16.58	$13.73	$11.13
Number of accumulation units outstanding at end of period	310,542	373,901	579,514	493,135	324,403	357,238	182,345	132,504
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$25.20	$23.68	$17.35	$14.89	$15.37	$12.35	$9.88	$14.36	$14.87	$12.98
Value at end of period	$23.83	$25.20	$23.68	$17.35	$14.89	$15.37	$12.35	$9.88	$14.36	$14.87
Number of accumulation units outstanding at end of period	818,380	878,205	1,053,583	1,007,689	1,128,312	1,514,461	1,010,425	1,055,689	1,367,669	1,290,727

CFI-42

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$24.65	$24.08	$20.53	$18.06	$16.86	$15.08	$11.91	$16.98	$15.76	$13.23
Value at end of period	$25.75	$24.65	$24.08	$20.53	$18.06	$16.86	$15.08	$11.91	$16.98	$15.76
Number of accumulation units outstanding at end of period	697,702	746,901	876,473	1,065,161	1,031,821	1,201,405	1,082,379	1,134,916	1,414,688	1,445,695
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$19.80	$19.75	$15.85	$13.31	$14.79	$13.00	$9.50	$16.26	$15.57	$13.48
Value at end of period	$20.19	$19.80	$19.75	$15.85	$13.31	$14.79	$13.00	$9.50	$16.26	$15.57
Number of accumulation units outstanding at end of period	409,943	317,463	331,199	324,660	384,623	343,403	400,384	526,642	522,373	475,907
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$71.05	$64.50	$53.75	$47.82	$47.32	$42.26	$32.30	$45.37	$44.26	$39.31
Value at end of period	$73.41	$71.05	$64.50	$53.75	$47.82	$47.32	$42.26	$32.30	$45.37	$44.26
Number of accumulation units outstanding at end of period	2,607,023	2,773,382	3,051,231	3,177,522	3,580,246	4,075,631	4,426,485	4,902,623	5,191,113	5,411,561
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$42.61	$40.38	$31.69	$27.54	$28.29	$25.06	$20.42	$32.34	$31.95	$27.32
Value at end of period	$38.95	$42.61	$40.38	$31.69	$27.54	$28.29	$25.06	$20.42	$32.34	$31.95
Number of accumulation units outstanding at end of period	958,158	1,065,732	1,208,043	1,274,037	1,569,363	1,710,923	1,863,854	1,928,956	2,150,982	2,435,514
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.09	$14.18	$10.39	$8.92	$9.21	$8.04	$5.74	$10.15	$10.10
Value at end of period	$16.39	$15.09	$14.18	$10.39	$8.92	$9.21	$8.04	$5.74	$10.15
Number of accumulation units outstanding at end of period	1,375,975	1,220,127	1,304,112	864,423	659,446	604,139	674,879	195,992	158,947
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$14.63	$15.07	$13.42	$11.51	$13.37	$11.96	$8.85	$17.86	$15.08	$12.38
Value at end of period	$14.23	$14.63	$15.07	$13.42	$11.51	$13.37	$11.96	$8.85	$17.86	$15.08
Number of accumulation units outstanding at end of period	784,644	745,966	727,325	799,252	836,742	901,392	1,037,305	1,373,994	1,510,517	1,142,975
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$10.99	$12.02	$10.20	$8.76	$10.16	$9.53	$7.36	$12.62	$11.15	$10.30
Value at end of period	$10.41	$10.99	$12.02	$10.20	$8.76	$10.16	$9.53	$7.36	$12.62	$11.15
Number of accumulation units outstanding at end of period	2,444,387	2,718,956	3,227,494	3,325,817	1,390,250	1,654,953	1,636,070	1,372,927	736,724	278,154
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$27.68	$28.99	$22.60	$18.90	$20.41	$19.29	$14.85	$25.06	$24.92	$20.82
Value at end of period	$25.12	$27.68	$28.99	$22.60	$18.90	$20.41	$19.29	$14.85	$25.06	$24.92
Number of accumulation units outstanding at end of period	546,425	625,174	692,056	764,758	877,409	1,057,096	1,191,389	1,253,473	1,456,654	1,566,073

Separate Account Annual Charges of 1.90%

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.64	$11.64	$10.37	$9.61	$10.17	$9.45	$7.96	$10.08
Value at end of period	$11.31	$11.64	$11.64	$10.37	$9.61	$10.17	$9.45	$7.96
Number of accumulation units outstanding at end of period	3,667,231	4,116,684	4,365,357	4,663,794	5,572,139	5,511,971	4,707,829	2,686,181
COLUMBIA SMALL CAP VALUE FUND VS (CLASS B)
Value at beginning of period	$27.53	$27.23	$20.71	$18.98	$20.61	$16.61	$13.54	$19.22	$20.11	$17.17
Value at end of period	$25.30	$27.53	$27.23	$20.71	$18.98	$20.61	$16.61	$13.54	$19.22	$20.11
Number of accumulation units outstanding at end of period	665,019	746,931	864,514	982,949	1,102,414	1,253,426	1,427,286	1,667,318	2,082,688	2,514,607

CFI-43

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
PROFUND VP BULL
Value at beginning of period	$12.48	$11.41	$8.96	$8.02	$8.18	$7.40	$6.07	$9.93	$9.77	$8.76
Value at end of period	$12.18	$12.48	$11.41	$8.96	$8.02	$8.18	$7.40	$6.07	$9.93	$9.77
Number of accumulation units outstanding at end of period	164,953	185,085	259,055	301,392	371,883	472,306	511,062	571,347	675,764	984,870
PROFUND VP EUROPE 30
Value at beginning of period	$9.87	$11.02	$9.23	$8.07	$9.03	$8.97	$6.91	$12.58	$11.20	$9.71
Value at end of period	$8.63	$9.87	$11.02	$9.23	$8.07	$9.03	$8.97	$6.91	$12.58	$11.20
Number of accumulation units outstanding at end of period	87,087	98,266	114,834	130,519	152,211	192,226	209,356	262,466	341,949	471,666
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.11	$3.09	$2.70	$2.96	$4.82	$5.86	$4.52	$7.42	$7.98	$7.39
Value at end of period	$2.04	$2.11	$3.09	$2.70	$2.96	$4.82	$5.86	$4.52	$7.42	$7.98
Number of accumulation units outstanding at end of period	101,671	129,375	140,331	155,343	180,837	211,569	270,194	312,095	413,542	742,848
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.24	$10.43	$8.47	$7.09	$8.74	$9.80	$9.75
Value at end of period	$8.65	$9.24	$10.43	$8.47	$7.09	$8.74	$9.80
Number of accumulation units outstanding at end of period	491,036	337,994	260,074	48,002	36,037	25,405	11,617
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.41	$13.57	$11.64	$10.30	$10.95	$10.25	$9.96
Value at end of period	$11.29	$12.41	$13.57	$11.64	$10.30	$10.95	$10.25
Number of accumulation units outstanding at end of period	33,733	38,114	29,706	15,058	15,798	28,966	28,776
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.56	$10.37	$10.19
Value at end of period	$9.98	$10.56	$10.37
Number of accumulation units outstanding at end of period	488,924	698,145	7,740
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.78	$9.51	$8.53	$7.55	$8.01	$7.71	$6.05	$9.95
Value at end of period	$9.36	$9.78	$9.51	$8.53	$7.55	$8.01	$7.71	$6.05
Number of accumulation units outstanding at end of period	3,216,110	553,797	515,552	660,691	714,429	1,100,969	1,214,818	996,601
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.45
Value at end of period	$8.71
Number of accumulation units outstanding at end of period	446,963
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.85	$13.74	$10.76	$9.52	$9.99
Value at end of period	$14.30	$14.85	$13.74	$10.76	$9.52
Number of accumulation units outstanding at end of period	5,705,885	6,640,139	7,921,641	8,932,576	10,017,999
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.24	$12.22	$9.55	$8.44	$8.64	$7.74	$6.07	$9.95	$9.83
Value at end of period	$12.77	$13.24	$12.22	$9.55	$8.44	$8.64	$7.74	$6.07	$9.95
Number of accumulation units outstanding at end of period	7,046,769	7,897,426	9,166,285	10,524,838	12,328,041	7,192,594	7,919,871	6,454,891	1,845
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.19	$13.99	$13.73	$10.90	$13.63	$12.92	$9.99
Value at end of period	$13.19	$14.19	$13.99	$13.73	$10.90	$13.63	$12.92
Number of accumulation units outstanding at end of period	186,134	200,262	204,028	261,689	279,821	490,239	280,355

CFI-44

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.51	$17.64	$17.03	$15.22	$14.86	$13.26	$9.05	$11.90	$11.80	$11.04
Value at end of period	$16.83	$17.51	$17.64	$17.03	$15.22	$14.86	$13.26	$9.05	$11.90	$11.80
Number of accumulation units outstanding at end of period	3,154,131	3,615,353	4,163,722	4,852,717	4,810,950	5,158,323	4,670,489	5,369,703	6,804,743	7,551,384
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$14.94	$13.41	$10.31	$9.21	$9.42	$8.45	$7.00	$11.40	$11.09	$9.89
Value at end of period	$14.75	$14.94	$13.41	$10.31	$9.21	$9.42	$8.45	$7.00	$11.40	$11.09
Number of accumulation units outstanding at end of period	679,192	758,656	851,464	973,452	1,062,854	1,266,072	1,393,889	1,576,522	1,886,827	2,321,125
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$19.94	$18.60	$14.12	$12.27	$12.68	$10.63	$8.24	$13.49	$13.07	$12.21
Value at end of period	$19.16	$19.94	$18.60	$14.12	$12.27	$12.68	$10.63	$8.24	$13.49	$13.07
Number of accumulation units outstanding at end of period	435,312	476,765	532,511	584,382	651,889	760,862	941,513	1,071,677	1,405,287	1,417,685
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$18.48	$17.90	$12.82	$11.66	$12.00	$9.99	$8.18	$12.56	$13.70	$12.30
Value at end of period	$17.50	$18.48	$17.90	$12.82	$11.66	$12.00	$9.99	$8.18	$12.56	$13.70
Number of accumulation units outstanding at end of period	387,732	432,759	490,376	544,829	586,603	687,193	776,162	887,215	1,095,770	1,218,124
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.59	$13.96	$14.29	$13.35	$12.69	$11.81	$10.82	$12.07	$11.64	$11.43
Value at end of period	$14.35	$14.59	$13.96	$14.29	$13.35	$12.69	$11.81	$10.82	$12.07	$11.64
Number of accumulation units outstanding at end of period	12,648,528	14,434,476	5,036,670	5,593,906	6,485,137	7,097,568	7,847,637	8,478,763	8,881,531	5,444,386
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$9.65	$10.31
Value at end of period	$9.33	$9.65
Number of accumulation units outstanding at end of period	6,841,613	7,385,014
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.71	$9.46	$7.97	$6.85	$7.98	$7.55	$6.04	$10.27
Value at end of period	$8.45	$8.71	$9.46	$7.97	$6.85	$7.98	$7.55	$6.04
Number of accumulation units outstanding at end of period	206,727	263,904	436,767	454,032	511,503	676,624	622,917	45,302
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.14	$12.01	$9.81	$9.29	$10.98	$9.85	$9.91
Value at end of period	$12.08	$11.14	$12.01	$9.81	$9.29	$10.98	$9.85
Number of accumulation units outstanding at end of period	222,246	105,499	94,871	28,673	46,473	42,962	9,577
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$14.58	$13.14	$10.28	$10.32
Value at end of period	$15.12	$14.58	$13.14	$10.28
Number of accumulation units outstanding at end of period	10,210,032	11,413,951	13,545,390	15,270,370
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$22.24	$20.00	$15.60	$13.50	$13.46	$12.01	$8.59	$12.09	$11.04	$10.66
Value at end of period	$23.15	$22.24	$20.00	$15.60	$13.50	$13.46	$12.01	$8.59	$12.09	$11.04
Number of accumulation units outstanding at end of period	6,338,636	7,350,396	3,570,285	1,402,165	1,623,161	626,287	635,112	84,278	55,333	72,705
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.48	$14.39	$11.22	$10.00	$10.04
Value at end of period	$14.48	$15.48	$14.39	$11.22	$10.00
Number of accumulation units outstanding at end of period	6,821,424	7,053,361	5,303,729	1,096,065	1,146,572

CFI-45

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$19.87	$20.12	$20.36	$20.45	$20.61	$20.37	$19.38	$19.80	$19.08	$18.73
Value at end of period	$19.60	$19.87	$20.12	$20.36	$20.45	$20.61	$20.37	$19.38	$19.80	$19.08
Number of accumulation units outstanding at end of period	238,426	280,702	324,703	368,723	430,747	497,852	570,685	662,979	809,331	1,002,691
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$13.78	$14.05	$14.32	$14.60	$14.87	$15.16	$15.41	$15.33	$14.89	$14.50
Value at end of period	$13.52	$13.78	$14.05	$14.32	$14.60	$14.87	$15.16	$15.41	$15.33	$14.89
Number of accumulation units outstanding at end of period	2,947,129	3,320,844	4,208,809	5,387,265	6,483,921	6,728,953	9,071,926	14,339,345	6,659,336	4,840,452
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$16.71	$15.69	$12.15	$10.87	$11.17	$8.76	$6.33	$10.36	$8.42	$7.97
Value at end of period	$16.43	$16.71	$15.69	$12.15	$10.87	$11.17	$8.76	$6.33	$10.36	$8.42
Number of accumulation units outstanding at end of period	2,699,119	3,024,996	3,808,651	3,207,577	3,662,811	4,031,990	4,138,299	4,356,550	436,327	539,888
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
Value at beginning of period	$16.73	$14.83	$11.60	$10.72	$11.45	$10.08	$8.27	$12.92	$12.53	$10.94
Value at end of period	$16.32	$16.73	$14.83	$11.60	$10.72	$11.45	$10.08	$8.27	$12.92	$12.53
Number of accumulation units outstanding at end of period	404,880	462,323	439,335	493,995	550,125	685,875	708,199	775,329	1,053,596	1,195,041
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.21	$9.83	$9.60	$9.07	$8.79	$8.31	$8.25
Value at end of period	$9.94	$10.21	$9.83	$9.60	$9.07	$8.79	$8.31
Number of accumulation units outstanding at end of period	2,771,783	2,545,023	2,955,634	3,802,157	3,569,903	4,040,196	4,001,874
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.24	$12.82	$11.01	$9.93	$10.25	$9.36	$9.21
Value at end of period	$12.73	$13.24	$12.82	$11.01	$9.93	$10.25	$9.36
Number of accumulation units outstanding at end of period	16,440,511	19,090,532	22,379,443	24,307,812	27,345,301	31,017,378	33,987,767
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.26	$12.79	$11.26	$10.29	$10.48	$9.62	$9.49
Value at end of period	$12.80	$13.26	$12.79	$11.26	$10.29	$10.48	$9.62
Number of accumulation units outstanding at end of period	11,993,341	13,594,961	15,681,303	17,382,239	19,662,438	22,107,691	23,599,315
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.78	$12.38	$11.47	$10.61	$10.58	$9.85	$9.75
Value at end of period	$12.34	$12.78	$12.38	$11.47	$10.61	$10.58	$9.85
Number of accumulation units outstanding at end of period	6,736,256	7,424,796	8,469,178	9,729,898	10,972,556	12,585,777	13,586,124
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$22.78	$20.59	$15.94	$14.22	$13.95	$12.64	$10.22
Value at end of period	$23.99	$22.78	$20.59	$15.94	$14.22	$13.95	$12.64
Number of accumulation units outstanding at end of period	1,092,003	1,048,626	1,095,785	1,155,312	1,348,510	1,419,970	1,511,568
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$14.40	$13.04	$10.08	$8.92	$8.90	$8.10	$6.69	$10.13
Value at end of period	$14.38	$14.40	$13.04	$10.08	$8.92	$8.90	$8.10	$6.69
Number of accumulation units outstanding at end of period	2,351,675	2,704,138	2,740,814	3,021,299	3,104,963	3,660,782	4,297,104	146,070

CFI-46

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$21.65	$19.67	$15.25	$13.41	$13.59	$12.47	$10.41
Value at end of period	$20.44	$21.65	$19.67	$15.25	$13.41	$13.59	$12.47
Number of accumulation units outstanding at end of period	1,120,257	372,968	317,506	210,315	196,677	217,482	100,259
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$25.07	$23.00	$17.38	$15.34	$15.99	$12.95	$10.36
Value at end of period	$24.40	$25.07	$23.00	$17.38	$15.34	$15.99	$12.95
Number of accumulation units outstanding at end of period	1,063,741	1,112,874	1,302,285	1,501,454	1,641,748	1,892,550	1,977,020
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.34	$14.82	$11.28	$9.85	$10.26	$8.37	$6.11	$10.30
Value at end of period	$15.54	$16.34	$14.82	$11.28	$9.85	$10.26	$8.37	$6.11
Number of accumulation units outstanding at end of period	887,565	901,182	766,242	617,646	645,169	682,865	694,129	82,850
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.85	$15.44	$11.37	$10.01	$10.65	$8.61	$6.94	$10.02
Value at end of period	$14.81	$15.85	$15.44	$11.37	$10.01	$10.65	$8.61	$6.94
Number of accumulation units outstanding at end of period	936,582	1,049,974	1,383,220	1,254,746	1,359,250	1,359,242	1,090,247	982,146
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$14.18	$13.72	$10.08	$8.94	$9.07	$7.00	$5.46	$8.51	$7.90	$7.16
Value at end of period	$13.76	$14.18	$13.72	$10.08	$8.94	$9.07	$7.00	$5.46	$8.51	$7.90
Number of accumulation units outstanding at end of period	486,352	535,728	650,425	783,740	952,595	1,136,270	1,276,815	1,431,240	1,780,746	2,209,988
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.26	$15.60	$11.57	$10.33	$10.82	$8.89	$7.12	$10.25
Value at end of period	$15.79	$16.26	$15.60	$11.57	$10.33	$10.82	$8.89	$7.12
Number of accumulation units outstanding at end of period	369,119	383,099	442,541	463,572	563,419	682,439	552,186	369,315
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.03
Value at end of period	$9.58
Number of accumulation units outstanding at end of period	4,678,695
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.50	$11.12	$11.66	$11.47	$10.93	$10.52	$10.16	$10.04
Value at end of period	$11.28	$11.50	$11.12	$11.66	$11.47	$10.93	$10.52	$10.16
Number of accumulation units outstanding at end of period	1,336,498	1,406,302	1,243,584	1,602,234	2,495,009	1,484,474	1,335,045	1,356,859
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$20.09	$19.63	$14.41	$12.28	$12.24	$9.86	$7.44	$12.91	$12.40	$10.97
Value at end of period	$18.72	$20.09	$19.63	$14.41	$12.28	$12.24	$9.86	$7.44	$12.91	$12.40
Number of accumulation units outstanding at end of period	1,055,740	1,262,417	1,681,377	1,564,032	1,745,719	1,893,963	2,011,324	1,594,619	1,443,539	829,650
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.28	$11.21	$12.52	$12.00	$10.91	$10.55	$9.87
Value at end of period	$10.77	$11.28	$11.21	$12.52	$12.00	$10.91	$10.55
Number of accumulation units outstanding at end of period	1,135,532	1,444,437	1,823,075	2,878,636	3,100,904	2,074,532	1,297,738

CFI-47

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$13.79	$12.34	$12.13	$9.84	$10.60	$9.31	$7.11	$12.35	$13.58	$11.04
Value at end of period	$13.30	$13.79	$12.34	$12.13	$9.84	$10.60	$9.31	$7.11	$12.35	$13.58
Number of accumulation units outstanding at end of period	390,443	448,428	544,830	629,072	746,747	875,949	1,044,015	1,153,794	1,134,337	570,155
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$93.31	$73.24	$73.15	$64.54	$60.08	$47.85	$35.89	$59.52	$73.76	$54.62
Value at end of period	$94.24	$93.31	$73.24	$73.15	$64.54	$60.08	$47.85	$35.89	$59.52	$73.76
Number of accumulation units outstanding at end of period	286,569	328,806	392,344	446,594	527,481	624,002	721,160	839,080	1,120,557	1,526,557
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$14.41	$13.02	$9.85	$8.95	$9.57	$8.70	$6.74	$11.31	$11.07	$9.91
Value at end of period	$14.56	$14.41	$13.02	$9.85	$8.95	$9.57	$8.70	$6.74	$11.31	$11.07
Number of accumulation units outstanding at end of period	1,294,992	1,394,326	1,647,949	1,739,243	2,062,835	2,407,801	2,428,356	2,433,344	1,672,009	785,618
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$14.79	$14.45	$10.52	$9.39	$9.84	$8.01	$6.54	$10.12	$10.02	$9.95
Value at end of period	$14.08	$14.79	$14.45	$10.52	$9.39	$9.84	$8.01	$6.54	$10.12	$10.02
Number of accumulation units outstanding at end of period	494,363	548,768	634,249	745,011	889,519	1,067,665	1,341,865	1,520,350	1,150,009	541,660
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$22.56	$21.69	$16.25	$14.45	$16.54	$13.14	$9.62	$16.12	$14.35	$13.07
Value at end of period	$21.76	$22.56	$21.69	$16.25	$14.45	$16.54	$13.14	$9.62	$16.12	$14.35
Number of accumulation units outstanding at end of period	2,948,104	3,310,291	3,810,240	4,359,957	5,097,410	6,103,630	6,664,366	7,188,890	8,261,322	5,967,945
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.06	$13.65	$12.13	$10.98	$10.92	$9.85	$7.61	$10.96	$10.89	$9.99
Value at end of period	$12.91	$14.06	$13.65	$12.13	$10.98	$10.92	$9.85	$7.61	$10.96	$10.89
Number of accumulation units outstanding at end of period	2,363,457	2,993,716	3,188,378	3,601,150	3,852,677	3,763,514	4,554,087	3,636,173	3,220,954	1,071,985
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$17.46	$16.31	$12.31	$10.58	$11.01	$9.75	$7.73	$12.41	$12.95	$11.39
Value at end of period	$16.10	$17.46	$16.31	$12.31	$10.58	$11.01	$9.75	$7.73	$12.41	$12.95
Number of accumulation units outstanding at end of period	700,139	952,903	917,492	753,342	838,814	938,561	830,175	854,931	851,684	688,563
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.66	$15.63	$12.78	$11.58	$11.96	$10.88	$9.07	$12.09	$11.93	$10.82
Value at end of period	$15.97	$16.66	$15.63	$12.78	$11.58	$11.96	$10.88	$9.07	$12.09	$11.93
Number of accumulation units outstanding at end of period	4,058,442	4,722,225	1,116,286	1,047,535	1,183,848	1,337,345	1,395,113	1,767,987	513,212	279,474
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.88	$10.23
Value at end of period	$10.42	$10.88
Number of accumulation units outstanding at end of period	1,605,990	1,921,800
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$41.11	$38.05	$28.97	$25.78	$26.86	$24.34	$20.02	$30.11	$29.92	$26.29
Value at end of period	$39.14	$41.11	$38.05	$28.97	$25.78	$26.86	$24.34	$20.02	$30.11	$29.92
Number of accumulation units outstanding at end of period	1,145,480	1,237,067	1,414,939	1,507,700	1,699,610	1,913,501	2,115,747	1,892,827	2,295,715	2,658,815
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$19.70	$19.90	$21.52	$18.41	$22.97	$19.46	$11.56	$24.19	$17.81	$13.37
Value at end of period	$16.27	$19.70	$19.90	$21.52	$18.41	$22.97	$19.46	$11.56	$24.19	$17.81
Number of accumulation units outstanding at end of period	1,554,952	1,728,510	2,006,819	2,286,277	2,382,690	2,540,647	3,118,848	3,371,812	4,099,712	3,297,524
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$17.53	$15.54	$12.04	$10.23	$10.24	$8.49	$6.88	$10.43
Value at end of period	$16.67	$17.53	$15.54	$12.04	$10.23	$10.24	$8.49	$6.88
Number of accumulation units outstanding at end of period	734,407	877,969	1,218,657	1,000,587	914,221	852,544	507,216	103,147

CFI-48

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$24.87	$23.40	$17.17	$14.74	$15.23	$12.25	$9.81	$14.27	$14.80	$12.94
Value at end of period	$23.50	$24.87	$23.40	$17.17	$14.74	$15.23	$12.25	$9.81	$14.27	$14.80
Number of accumulation units outstanding at end of period	1,140,311	1,237,110	1,493,254	1,459,923	1,505,821	1,677,564	1,431,537	1,543,172	1,837,316	1,995,937
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$24.34	$23.79	$20.31	$17.88	$16.71	$14.96	$11.83	$16.88	$15.69	$13.18
Value at end of period	$25.39	$24.34	$23.79	$20.31	$17.88	$16.71	$14.96	$11.83	$16.88	$15.69
Number of accumulation units outstanding at end of period	1,145,621	1,285,600	1,564,166	1,769,858	1,789,273	1,950,347	1,910,899	2,022,869	2,273,525	2,396,200
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$17.35	$17.33	$13.92	$11.70	$13.01	$11.46	$8.38	$14.35	$13.76	$11.92
Value at end of period	$17.68	$17.35	$17.33	$13.92	$11.70	$13.01	$11.46	$8.38	$14.35	$13.76
Number of accumulation units outstanding at end of period	643,232	522,669	619,570	546,975	730,089	529,932	604,812	756,025	709,892	544,531
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$69.20	$62.89	$52.46	$46.71	$46.28	$41.37	$31.65	$44.50	$43.46	$38.64
Value at end of period	$71.43	$69.20	$62.89	$52.46	$46.71	$46.28	$41.37	$31.65	$44.50	$43.46
Number of accumulation units outstanding at end of period	2,856,218	3,064,044	3,399,667	3,759,053	4,136,336	4,786,444	5,180,368	5,666,249	6,129,080	6,356,611
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$41.50	$39.37	$30.93	$26.90	$27.66	$24.53	$20.01	$31.72	$31.38	$26.85
Value at end of period	$37.90	$41.50	$39.37	$30.93	$26.90	$27.66	$24.53	$20.01	$31.72	$31.38
Number of accumulation units outstanding at end of period	1,751,688	2,001,394	2,348,514	2,520,734	2,868,134	2,957,369	3,248,847	3,501,444	3,983,849	4,373,718
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.98	$14.08	$10.33	$8.88	$9.17	$8.02	$5.73	$10.14	$10.10
Value at end of period	$16.24	$14.98	$14.08	$10.33	$8.88	$9.17	$8.02	$5.73	$10.14
Number of accumulation units outstanding at end of period	1,514,547	1,261,120	1,317,527	1,225,275	900,601	961,014	1,015,681	360,843	391,503
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$14.49	$14.93	$13.31	$11.43	$13.29	$11.91	$8.82	$17.81	$15.06	$12.37
Value at end of period	$14.08	$14.49	$14.93	$13.31	$11.43	$13.29	$11.91	$8.82	$17.81	$15.06
Number of accumulation units outstanding at end of period	954,899	992,040	1,015,746	1,124,162	1,220,197	1,398,501	1,597,899	1,976,963	2,102,469	1,598,864
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$10.90	$11.93	$10.14	$8.71	$10.11	$9.49	$7.34	$12.60	$11.15	$10.12
Value at end of period	$10.31	$10.90	$11.93	$10.14	$8.71	$10.11	$9.49	$7.34	$12.60	$11.15
Number of accumulation units outstanding at end of period	4,905,562	5,412,272	6,153,716	6,797,000	2,731,608	3,055,080	3,151,373	2,392,659	1,002,601	294,760
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$27.06	$28.37	$22.14	$18.53	$20.04	$18.95	$14.60	$24.68	$24.57	$20.54
Value at end of period	$24.54	$27.06	$28.37	$22.14	$18.53	$20.04	$18.95	$14.60	$24.68	$24.57
Number of accumulation units outstanding at end of period	1,027,347	1,128,163	1,249,386	1,333,134	1,506,653	1,717,330	1,857,874	1,778,369	2,097,951	2,254,550

Separate Account Annual Charges of 1.95%

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.60	$11.61	$10.35	$9.60	$10.16	$9.44	$7.96	$10.08
Value at end of period	$11.26	$11.60	$11.61	$10.35	$9.60	$10.16	$9.44	$7.96
Number of accumulation units outstanding at end of period	6,487,425	7,001,985	7,660,611	8,364,885	9,163,770	9,731,707	8,786,491	4,810,195

CFI-49

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
COLUMBIA SMALL CAP VALUE FUND VS (CLASS B)
Value at beginning of period	$27.37	$27.08	$20.61	$18.89	$20.53	$16.55	$13.51	$19.17	$20.07	$17.15
Value at end of period	$25.14	$27.37	$27.08	$20.61	$18.89	$20.53	$16.55	$13.51	$19.17	$20.07
Number of accumulation units outstanding at end of period	197,472	225,564	261,948	307,378	337,456	373,700	427,908	464,506	548,499	661,159
PROFUND VP BULL
Value at beginning of period	$12.39	$11.34	$8.91	$7.98	$8.14	$7.37	$6.05	$9.89	$9.75	$8.74
Value at end of period	$12.09	$12.39	$11.34	$8.91	$7.98	$8.14	$7.37	$6.05	$9.89	$9.75
Number of accumulation units outstanding at end of period	9,826	11,653	13,868	20,716	22,523	24,279	28,304	30,665	31,592	56,029
PROFUND VP EUROPE 30
Value at beginning of period	$9.81	$10.95	$9.18	$8.03	$8.99	$8.93	$6.88	$12.54	$11.16	$9.69
Value at end of period	$8.57	$9.81	$10.95	$9.18	$8.03	$8.99	$8.93	$6.88	$12.54	$11.16
Number of accumulation units outstanding at end of period	21,719	24,374	28,396	28,697	32,153	42,989	44,665	76,510	85,574	102,368
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.10	$3.07	$2.69	$2.95	$4.81	$5.84	$4.50	$7.41	$7.97	$7.38
Value at end of period	$2.03	$2.10	$3.07	$2.69	$2.95	$4.81	$5.84	$4.50	$7.41	$7.97
Number of accumulation units outstanding at end of period	80,163	90,860	86,469	94,360	95,656	97,550	99,495	112,208	154,005	231,298
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.22	$10.41	$8.46	$7.08	$8.73	$9.80	$10.14
Value at end of period	$8.62	$9.22	$10.41	$8.46	$7.08	$8.73	$9.80
Number of accumulation units outstanding at end of period	238,079	183,355	152,630	75,712	26,556	55,335	1,623
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.37	$13.55	$11.62	$10.29	$10.94	$10.25	$10.65
Value at end of period	$11.26	$12.37	$13.55	$11.62	$10.29	$10.94	$10.25
Number of accumulation units outstanding at end of period	28,940	21,967	18,411	15,614	15,765	14,590	3,105
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.55	$10.37	$10.12
Value at end of period	$9.97	$10.55	$10.37
Number of accumulation units outstanding at end of period	1,419,387	1,570,657	32,857
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.75	$9.48	$8.51	$7.54	$8.00	$7.70	$6.05	$9.95
Value at end of period	$9.32	$9.75	$9.48	$8.51	$7.54	$8.00	$7.70	$6.05
Number of accumulation units outstanding at end of period	4,206,090	1,315,959	1,351,286	1,712,067	1,959,001	2,253,901	2,629,207	2,551,491
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.44
Value at end of period	$8.70
Number of accumulation units outstanding at end of period	573,289
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.82	$13.71	$10.75	$9.52	$9.99
Value at end of period	$14.26	$14.82	$13.71	$10.75	$9.52
Number of accumulation units outstanding at end of period	6,985,998	7,716,712	8,750,030	9,694,786	10,457,228
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.19	$12.18	$9.53	$8.42	$8.63	$7.73	$6.06	$9.95	$9.83
Value at end of period	$12.72	$13.19	$12.18	$9.53	$8.42	$8.63	$7.73	$6.06	$9.95
Number of accumulation units outstanding at end of period	2,385,053	2,666,593	3,011,498	3,315,956	3,801,889	1,358,805	1,432,459	613,853	5,374

CFI-50

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.15	$13.95	$13.70	$10.89	$13.61	$12.91	$9.99
Value at end of period	$13.15	$14.15	$13.95	$13.70	$10.89	$13.61	$12.91
Number of accumulation units outstanding at end of period	292,008	295,297	225,210	208,315	263,363	514,972	297,731
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.42	$17.56	$16.95	$15.16	$14.81	$13.22	$9.03	$11.88	$11.78	$11.03
Value at end of period	$16.73	$17.42	$17.56	$16.95	$15.16	$14.81	$13.22	$9.03	$11.88	$11.78
Number of accumulation units outstanding at end of period	1,139,664	1,313,134	1,631,758	1,961,472	1,686,591	1,761,365	908,647	1,056,910	1,275,970	1,078,759
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$14.84	$13.33	$10.25	$9.16	$9.37	$8.41	$6.97	$11.36	$11.06	$9.87
Value at end of period	$14.64	$14.84	$13.33	$10.25	$9.16	$9.37	$8.41	$6.97	$11.36	$11.06
Number of accumulation units outstanding at end of period	494,087	577,988	667,716	717,363	789,755	927,565	995,207	1,099,093	1,224,324	842,997
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$22.16	$20.68	$15.71	$13.65	$14.12	$11.84	$9.19	$15.05	$14.58	$13.63
Value at end of period	$21.28	$22.16	$20.68	$15.71	$13.65	$14.12	$11.84	$9.19	$15.05	$14.58
Number of accumulation units outstanding at end of period	286,737	345,853	424,255	480,684	546,385	609,244	668,326	721,208	897,365	843,068
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.39	$20.73	$14.86	$13.51	$13.92	$11.59	$9.49	$14.59	$15.92	$14.30
Value at end of period	$20.24	$21.39	$20.73	$14.86	$13.51	$13.92	$11.59	$9.49	$14.59	$15.92
Number of accumulation units outstanding at end of period	251,332	285,723	324,645	365,803	403,302	440,060	470,167	505,902	709,109	678,476
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.49	$13.88	$14.21	$13.29	$12.63	$11.76	$10.78	$12.03	$11.61	$11.41
Value at end of period	$14.25	$14.49	$13.88	$14.21	$13.29	$12.63	$11.76	$10.78	$12.03	$11.61
Number of accumulation units outstanding at end of period	16,714,161	18,475,409	5,636,117	5,524,443	5,863,796	6,206,308	6,451,426	5,718,407	4,189,988	2,311,169
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$9.65	$10.16
Value at end of period	$9.32	$9.65
Number of accumulation units outstanding at end of period	6,577,170	7,282,103
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.68	$9.43	$7.95	$6.84	$7.97	$7.55	$6.04	$10.30
Value at end of period	$8.42	$8.68	$9.43	$7.95	$6.84	$7.97	$7.55	$6.04
Number of accumulation units outstanding at end of period	302,841	357,580	475,874	407,661	371,833	571,744	540,619	72,627
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.11	$11.98	$9.79	$9.28	$10.97	$9.85	$9.77
Value at end of period	$12.04	$11.11	$11.98	$9.79	$9.28	$10.97	$9.85
Number of accumulation units outstanding at end of period	153,943	70,837	80,535	35,526	30,902	33,251	2,545
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$14.56	$13.13	$10.28	$10.32
Value at end of period	$15.09	$14.56	$13.13	$10.28
Number of accumulation units outstanding at end of period	11,096,157	12,463,566	13,991,615	15,574,620
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$22.12	$19.90	$15.54	$13.45	$13.42	$11.98	$8.57	$12.07	$11.03	$10.65
Value at end of period	$23.01	$22.12	$19.90	$15.54	$13.45	$13.42	$11.98	$8.57	$12.07	$11.03
Number of accumulation units outstanding at end of period	4,615,993	5,422,863	3,611,717	883,032	1,038,029	641,795	404,582	28,155	14,873	19,180

CFI-51

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.45	$14.36	$11.21	$10.00	$10.04
Value at end of period	$14.45	$15.45	$14.36	$11.21	$10.00
Number of accumulation units outstanding at end of period	5,077,333	4,852,661	2,061,174	360,984	195,176
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$13.65	$13.92	$14.19	$14.47	$14.76	$15.05	$15.30	$15.23	$14.80	$14.42
Value at end of period	$13.38	$13.65	$13.92	$14.19	$14.47	$14.76	$15.05	$15.30	$15.23	$14.80
Number of accumulation units outstanding at end of period	2,506,704	2,588,669	2,922,458	3,294,219	4,195,103	3,726,691	4,944,633	6,218,579	1,844,856	953,694
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$16.59	$15.59	$12.07	$10.81	$11.11	$8.72	$6.31	$10.33	$8.39	$7.95
Value at end of period	$16.31	$16.59	$15.59	$12.07	$10.81	$11.11	$8.72	$6.31	$10.33	$8.39
Number of accumulation units outstanding at end of period	1,548,014	1,692,293	2,042,615	1,366,532	1,287,437	1,172,403	647,451	576,021	43,460	45,890
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
Value at beginning of period	$16.65	$14.76	$11.56	$10.69	$11.42	$10.05	$8.26	$12.90	$12.52	$10.94
Value at end of period	$16.23	$16.65	$14.76	$11.56	$10.69	$11.42	$10.05	$8.26	$12.90	$12.52
Number of accumulation units outstanding at end of period	319,579	255,728	168,358	177,578	215,052	214,959	192,048	210,718	246,686	253,209
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.18	$9.81	$9.59	$9.06	$8.78	$8.31	$8.25
Value at end of period	$9.91	$10.18	$9.81	$9.59	$9.06	$8.78	$8.31
Number of accumulation units outstanding at end of period	4,109,542	4,335,215	4,738,284	5,638,432	5,987,264	4,845,565	4,777,187
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.21	$12.79	$10.99	$9.92	$10.25	$9.36	$9.21
Value at end of period	$12.69	$13.21	$12.79	$10.99	$9.92	$10.25	$9.36
Number of accumulation units outstanding at end of period	26,764,293	29,932,322	33,789,179	36,373,432	38,938,265	41,710,174	44,762,701
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.22	$12.76	$11.24	$10.28	$10.47	$9.62	$9.49
Value at end of period	$12.76	$13.22	$12.76	$11.24	$10.28	$10.47	$9.62
Number of accumulation units outstanding at end of period	17,405,244	19,408,440	21,267,493	22,887,896	24,435,172	26,143,151	27,731,127
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.75	$12.35	$11.45	$10.59	$10.58	$9.85	$9.75
Value at end of period	$12.30	$12.75	$12.35	$11.45	$10.59	$10.58	$9.85
Number of accumulation units outstanding at end of period	8,133,601	8,883,679	10,216,292	11,171,797	11,686,641	12,734,746	13,459,100
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$22.71	$20.54	$15.91	$14.20	$13.94	$12.64	$10.20
Value at end of period	$23.91	$22.71	$20.54	$15.91	$14.20	$13.94	$12.64
Number of accumulation units outstanding at end of period	575,863	516,244	361,025	374,387	322,048	302,452	315,447
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.35	$13.00	$10.06	$8.90	$8.89	$8.09	$6.68	$10.31
Value at end of period	$14.32	$14.35	$13.00	$10.06	$8.90	$8.89	$8.09	$6.68
Number of accumulation units outstanding at end of period	1,152,299	1,396,600	1,209,955	1,222,419	1,182,523	1,491,909	1,537,427	185,841

CFI-52

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$21.59	$19.62	$15.22	$13.39	$13.58	$12.46	$10.54
Value at end of period	$20.37	$21.59	$19.62	$15.22	$13.39	$13.58	$12.46
Number of accumulation units outstanding at end of period	820,315	424,035	343,597	298,911	226,688	202,476	154,282
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$24.99	$22.95	$17.35	$15.32	$15.97	$12.94	$10.14
Value at end of period	$24.31	$24.99	$22.95	$17.35	$15.32	$15.97	$12.94
Number of accumulation units outstanding at end of period	639,138	610,425	697,927	736,610	750,346	801,914	789,109
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.29	$14.77	$11.25	$9.84	$10.24	$8.36	$6.11	$10.40
Value at end of period	$15.48	$16.29	$14.77	$11.25	$9.84	$10.24	$8.36	$6.11
Number of accumulation units outstanding at end of period	1,109,450	1,021,483	868,183	844,587	844,438	971,877	727,369	303,340
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.80	$15.39	$11.35	$9.99	$10.63	$8.60	$6.94	$10.16
Value at end of period	$14.75	$15.80	$15.39	$11.35	$9.99	$10.63	$8.60	$6.94
Number of accumulation units outstanding at end of period	905,581	869,741	1,017,389	932,748	887,230	1,007,545	845,599	553,373
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$14.09	$13.64	$10.02	$8.90	$9.02	$6.97	$5.44	$8.48	$7.87	$7.15
Value at end of period	$13.65	$14.09	$13.64	$10.02	$8.90	$9.02	$6.97	$5.44	$8.48	$7.87
Number of accumulation units outstanding at end of period	95,865	115,289	140,732	163,092	175,561	196,291	224,324	248,212	290,570	280,862
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.21	$15.55	$11.55	$10.31	$10.80	$8.88	$7.12	$10.13
Value at end of period	$15.73	$16.21	$15.55	$11.55	$10.31	$10.80	$8.88	$7.12
Number of accumulation units outstanding at end of period	424,767	455,788	534,209	612,548	676,236	730,562	637,166	317,965
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.03
Value at end of period	$9.58
Number of accumulation units outstanding at end of period	6,500,658
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.46	$11.08	$11.63	$11.45	$10.92	$10.51	$10.16	$10.03
Value at end of period	$11.24	$11.46	$11.08	$11.63	$11.45	$10.92	$10.51	$10.16
Number of accumulation units outstanding at end of period	1,335,118	1,250,994	1,031,367	1,389,261	1,678,619	1,352,838	1,454,753	808,243
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$19.99	$19.54	$14.35	$12.23	$12.21	$9.84	$7.42	$12.89	$12.39	$10.96
Value at end of period	$18.62	$19.99	$19.54	$14.35	$12.23	$12.21	$9.84	$7.42	$12.89	$12.39
Number of accumulation units outstanding at end of period	1,372,191	1,576,303	1,869,863	1,743,326	1,832,414	1,920,312	2,034,794	1,705,281	1,102,938	799,004
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.24	$11.18	$12.49	$11.98	$10.91	$10.54	$9.88
Value at end of period	$10.74	$11.24	$11.18	$12.49	$11.98	$10.91	$10.54
Number of accumulation units outstanding at end of period	1,449,781	1,610,349	1,844,662	3,069,280	3,095,975	1,335,718	736,563

CFI-53

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$13.73	$12.30	$12.09	$9.82	$10.57	$9.29	$7.10	$12.34	$13.57	$11.05
Value at end of period	$13.23	$13.73	$12.30	$12.09	$9.82	$10.57	$9.29	$7.10	$12.34	$13.57
Number of accumulation units outstanding at end of period	608,935	690,682	784,722	867,714	962,296	1,076,870	1,272,193	1,232,834	604,316	167,558
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$92.09	$72.31	$72.26	$63.79	$59.41	$47.34	$35.53	$58.95	$73.09	$54.16
Value at end of period	$92.96	$92.09	$72.31	$72.26	$63.79	$59.41	$47.34	$35.53	$58.95	$73.09
Number of accumulation units outstanding at end of period	118,146	136,468	175,758	216,917	238,603	276,898	343,912	412,439	431,099	502,995
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$14.35	$12.97	$9.82	$8.92	$9.54	$8.69	$6.73	$11.29	$11.06	$9.91
Value at end of period	$14.49	$14.35	$12.97	$9.82	$8.92	$9.54	$8.69	$6.73	$11.29	$11.06
Number of accumulation units outstanding at end of period	1,659,060	1,818,720	2,024,960	2,202,631	2,253,089	2,482,365	2,512,125	2,198,501	970,586	498,026
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$14.73	$14.40	$10.49	$9.37	$9.82	$7.99	$6.54	$10.11	$10.02	$9.95
Value at end of period	$14.01	$14.73	$14.40	$10.49	$9.37	$9.82	$7.99	$6.54	$10.11	$10.02
Number of accumulation units outstanding at end of period	697,659	759,121	869,382	991,819	1,128,872	1,279,028	1,440,440	1,534,466	887,486	373,022
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$22.39	$21.54	$16.15	$14.37	$16.46	$13.08	$9.58	$16.06	$14.31	$13.04
Value at end of period	$21.60	$22.39	$21.54	$16.15	$14.37	$16.46	$13.08	$9.58	$16.06	$14.31
Number of accumulation units outstanding at end of period	1,204,626	1,332,003	1,438,708	1,565,453	1,808,715	2,177,702	2,387,241	2,076,779	1,314,412	869,051
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.00	$13.59	$12.09	$10.95	$10.90	$9.84	$7.60	$10.96	$10.88	$9.99
Value at end of period	$12.85	$14.00	$13.59	$12.09	$10.95	$10.90	$9.84	$7.60	$10.96	$10.88
Number of accumulation units outstanding at end of period	2,694,003	3,165,253	3,275,470	3,163,571	3,219,719	3,315,680	3,386,163	2,759,068	1,629,601	656,451
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.63	$17.41	$13.15	$11.31	$11.78	$10.43	$8.28	$13.29	$13.87	$12.21
Value at end of period	$17.18	$18.63	$17.41	$13.15	$11.31	$11.78	$10.43	$8.28	$13.29	$13.87
Number of accumulation units outstanding at end of period	1,187,880	1,418,748	1,425,766	1,309,287	1,385,160	1,414,600	1,474,475	1,390,974	1,430,257	1,382,804
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.58	$15.56	$12.73	$11.54	$11.93	$10.86	$9.05	$12.07	$11.92	$10.82
Value at end of period	$15.88	$16.58	$15.56	$12.73	$11.54	$11.93	$10.86	$9.05	$12.07	$11.92
Number of accumulation units outstanding at end of period	2,128,713	2,458,378	1,125,776	1,008,727	1,074,103	1,103,836	1,088,308	939,388	492,315	369,075
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.88	$10.14
Value at end of period	$10.41	$10.88
Number of accumulation units outstanding at end of period	4,860,560	5,189,083
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$40.67	$37.66	$28.69	$25.54	$26.63	$24.14	$19.86	$29.89	$29.72	$26.13
Value at end of period	$38.70	$40.67	$37.66	$28.69	$25.54	$26.63	$24.14	$19.86	$29.89	$29.72
Number of accumulation units outstanding at end of period	366,535	409,287	445,657	448,249	490,438	539,995	572,851	500,728	433,803	353,888
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$19.53	$19.74	$21.35	$18.29	$22.82	$19.34	$11.50	$24.07	$17.73	$13.31
Value at end of period	$16.13	$19.53	$19.74	$21.35	$18.29	$22.82	$19.34	$11.50	$24.07	$17.73
Number of accumulation units outstanding at end of period	1,672,345	1,904,955	1,897,428	2,024,486	2,027,389	2,059,178	2,406,494	2,351,662	1,761,542	1,004,530
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.96	$24.80	$19.23	$16.34	$16.37	$13.57	$11.02	$16.78
Value at end of period	$26.58	$27.96	$24.80	$19.23	$16.34	$16.37	$13.57	$11.02
Number of accumulation units outstanding at end of period	495,059	609,871	803,006	661,980	568,733	521,278	388,927	238,668

CFI-54

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$24.71	$23.26	$17.07	$14.67	$15.17	$12.21	$9.77	$14.23	$14.77	$12.91
Value at end of period	$23.34	$24.71	$23.26	$17.07	$14.67	$15.17	$12.21	$9.77	$14.23	$14.77
Number of accumulation units outstanding at end of period	826,459	862,533	1,038,536	943,783	913,590	808,465	638,318	612,948	810,007	615,365
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$24.18	$23.65	$20.20	$17.79	$16.64	$14.90	$11.79	$16.83	$15.65	$13.15
Value at end of period	$25.22	$24.18	$23.65	$20.20	$17.79	$16.64	$14.90	$11.79	$16.83	$15.65
Number of accumulation units outstanding at end of period	901,998	981,738	1,259,103	1,464,793	1,432,949	1,201,062	1,028,934	932,107	897,716	682,291
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$19.42	$19.40	$15.60	$13.11	$14.59	$12.85	$9.41	$16.12	$15.46	$13.41
Value at end of period	$19.77	$19.42	$19.40	$15.60	$13.11	$14.59	$12.85	$9.41	$16.12	$15.46
Number of accumulation units outstanding at end of period	640,364	625,432	706,770	617,441	694,917	695,149	797,167	909,337	616,583	445,966
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$68.29	$62.10	$51.82	$46.17	$45.76	$40.93	$31.33	$44.08	$43.07	$38.31
Value at end of period	$70.46	$68.29	$62.10	$51.82	$46.17	$45.76	$40.93	$31.33	$44.08	$43.07
Number of accumulation units outstanding at end of period	2,587,016	2,779,401	2,968,270	3,000,745	3,106,109	3,316,794	3,340,970	3,106,564	2,314,023	1,755,993
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$40.95	$38.87	$30.56	$26.59	$27.36	$24.27	$19.81	$31.41	$31.09	$26.62
Value at end of period	$37.39	$40.95	$38.87	$30.56	$26.59	$27.36	$24.27	$19.81	$31.41	$31.09
Number of accumulation units outstanding at end of period	719,617	790,309	882,232	911,304	947,023	928,683	923,809	849,406	630,545	528,960
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.92	$14.03	$10.30	$8.86	$9.16	$8.01	$5.73	$10.14	$10.10
Value at end of period	$16.17	$14.92	$14.03	$10.30	$8.86	$9.16	$8.01	$5.73	$10.14
Number of accumulation units outstanding at end of period	1,183,919	1,102,594	1,346,556	1,190,043	959,911	1,067,560	987,671	535,486	154,046
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$14.42	$14.87	$13.26	$11.39	$13.25	$11.88	$8.80	$17.78	$15.04	$12.37
Value at end of period	$14.00	$14.42	$14.87	$13.26	$11.39	$13.25	$11.88	$8.80	$17.78	$15.04
Number of accumulation units outstanding at end of period	688,515	646,396	647,370	707,844	700,849	749,135	899,945	1,055,822	635,073	386,727
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$10.85	$11.88	$10.10	$8.68	$10.09	$9.47	$7.33	$12.59	$11.14	$10.35
Value at end of period	$10.26	$10.85	$11.88	$10.10	$8.68	$10.09	$9.47	$7.33	$12.59	$11.14
Number of accumulation units outstanding at end of period	3,548,999	3,940,479	4,087,571	4,292,665	1,619,838	1,794,450	1,737,933	1,636,457	472,387	104,438
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$26.76	$28.06	$21.91	$18.35	$19.85	$18.79	$14.48	$24.49	$24.39	$20.40
Value at end of period	$24.25	$26.76	$28.06	$21.91	$18.35	$19.85	$18.79	$14.48	$24.49	$24.39
Number of accumulation units outstanding at end of period	357,620	423,830	453,011	446,499	462,920	505,792	516,157	472,477	453,360	327,550

Separate Account Annual Charges of 2.05%

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.52	$11.54	$10.30	$9.56	$10.13	$9.42	$7.95	$10.08
Value at end of period	$11.17	$11.52	$11.54	$10.30	$9.56	$10.13	$9.42	$7.95
Number of accumulation units outstanding at end of period	302,288	358,143	404,026	399,421	399,536	404,100	418,581	323,318

CFI-55

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
COLUMBIA SMALL CAP VALUE FUND VS (CLASS B)
Value at beginning of period	$27.04	$26.79	$20.41	$18.73	$20.37	$16.44	$13.43	$19.08	$20.00	$17.10
Value at end of period	$24.82	$27.04	$26.79	$20.41	$18.73	$20.37	$16.44	$13.43	$19.08	$20.00
Number of accumulation units outstanding at end of period	22,069	24,147	27,685	28,990	35,959	41,191	49,728	57,651	69,781	83,083
PROFUND VP BULL
Value at beginning of period	$12.22	$11.19	$8.80	$7.89	$8.06	$7.31	$6.00	$9.83	$9.69	$8.70
Value at end of period	$11.91	$12.22	$11.19	$8.80	$7.89	$8.06	$7.31	$6.00	$9.83	$9.69
Number of accumulation units outstanding at end of period	651	662	673	684	695	972	997	1,006	1,980	106,304
PROFUND VP EUROPE 30
Value at beginning of period	$9.67	$10.81	$9.07	$7.94	$8.90	$8.85	$6.83	$12.46	$11.10	$9.64
Value at end of period	$8.44	$9.67	$10.81	$9.07	$7.94	$8.90	$8.85	$6.83	$12.46	$11.10
Number of accumulation units outstanding at end of period	9,285	9,309	9,333	9,500	10,450	10,492	11,840	12,238	17,081	23,744
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.07	$3.04	$2.66	$2.92	$4.77	$5.80	$4.48	$7.37	$7.94	$7.36
Value at end of period	$2.00	$2.07	$3.04	$2.66	$2.92	$4.77	$5.80	$4.48	$7.37	$7.94
Number of accumulation units outstanding at end of period	14,734	20,862	16,843	19,281	16,350	15,825	13,948	13,970	31,263	36,645
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2010)
Value at beginning of period	$9.17	$10.36	$8.43	$7.07	$8.72	$9.34
Value at end of period	$8.56	$9.17	$10.36	$8.43	$7.07	$8.72
Number of accumulation units outstanding at end of period	10,822	11,388	6,389	3,869	493	570
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2010)
Value at beginning of period	$12.31	$13.49	$11.58	$10.26	$10.93	$11.27
Value at end of period	$11.18	$12.31	$13.49	$11.58	$10.26	$10.93
Number of accumulation units outstanding at end of period	986	1,006	2,073	673	837	423
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during August 2013)
Value at beginning of period	$10.54	$10.36	$9.93
Value at end of period	$9.94	$10.54	$10.36
Number of accumulation units outstanding at end of period	181,576	215,852	337
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.68	$9.42	$8.46	$7.51	$7.97	$7.69	$6.04	$10.14
Value at end of period	$9.24	$9.68	$9.42	$8.46	$7.51	$7.97	$7.69	$6.04
Number of accumulation units outstanding at end of period	372,105	90,223	94,835	94,538	94,628	122,301	90,650	87,362
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.44
Value at end of period	$8.70
Number of accumulation units outstanding at end of period	23,186
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.76	$13.67	$10.73	$9.51	$9.99
Value at end of period	$14.19	$14.76	$13.67	$10.73	$9.51
Number of accumulation units outstanding at end of period	360,536	403,399	457,100	539,005	584,888
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.09	$12.10	$9.48	$8.38	$8.60	$7.71	$6.06	$8.39
Value at end of period	$12.61	$13.09	$12.10	$9.48	$8.38	$8.60	$7.71	$6.06
Number of accumulation units outstanding at end of period	229,533	266,496	307,908	394,454	474,550	289,365	301,735	187,908

CFI-56

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.07	$13.89	$13.65	$10.86	$13.59	$12.90	$10.01
Value at end of period	$13.06	$14.07	$13.89	$13.65	$10.86	$13.59	$12.90
Number of accumulation units outstanding at end of period	16,687	10,735	13,088	8,806	18,038	29,067	29,534
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.23	$17.39	$16.80	$15.05	$14.71	$13.14	$8.98	$11.84	$11.75	$11.01
Value at end of period	$16.54	$17.23	$17.39	$16.80	$15.05	$14.71	$13.14	$8.98	$11.84	$11.75
Number of accumulation units outstanding at end of period	166,532	174,922	234,416	221,377	222,211	240,004	150,448	177,294	253,147	318,536
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$14.64	$13.16	$10.13	$9.06	$9.28	$8.34	$6.92	$11.29	$11.00	$9.83
Value at end of period	$14.43	$14.64	$13.16	$10.13	$9.06	$9.28	$8.34	$6.92	$11.29	$11.00
Number of accumulation units outstanding at end of period	7,917	10,076	38,627	46,668	61,834	63,553	64,655	81,286	87,286	76,121
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$19.62	$18.33	$13.94	$12.12	$12.55	$10.54	$8.18	$13.42	$13.02	$12.18
Value at end of period	$18.82	$19.62	$18.33	$13.94	$12.12	$12.55	$10.54	$8.18	$13.42	$13.02
Number of accumulation units outstanding at end of period	10,054	12,023	18,667	23,820	40,331	45,204	50,740	54,557	63,218	38,468
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$18.18	$17.63	$12.65	$11.52	$11.88	$9.90	$8.12	$12.49	$13.64	$12.27
Value at end of period	$17.19	$18.18	$17.63	$12.65	$11.52	$11.88	$9.90	$8.12	$12.49	$13.64
Number of accumulation units outstanding at end of period	21,536	22,375	28,090	30,522	44,772	47,699	56,008	55,912	54,983	42,509
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.31	$13.72	$14.06	$13.16	$12.52	$11.67	$10.71	$11.97	$11.56	$11.37
Value at end of period	$14.05	$14.31	$13.72	$14.06	$13.16	$12.52	$11.67	$10.71	$11.97	$11.56
Number of accumulation units outstanding at end of period	1,530,730	1,704,929	631,527	694,509	780,624	835,637	869,777	949,445	932,336	502,980
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$9.64	$10.49
Value at end of period	$9.31	$9.64
Number of accumulation units outstanding at end of period	507,326	574,900
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.62	$9.38	$7.91	$6.81	$7.94	$7.53	$6.04	$10.39
Value at end of period	$8.35	$8.62	$9.38	$7.91	$6.81	$7.94	$7.53	$6.04
Number of accumulation units outstanding at end of period	27,908	30,397	44,472	15,631	12,802	7,730	80,554	590
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2010)
Value at beginning of period	$11.05	$11.93	$9.76	$9.26	$10.96	$10.12
Value at end of period	$11.97	$11.05	$11.93	$9.76	$9.26	$10.96
Number of accumulation units outstanding at end of period	1,271	155	1,887	179	402	2,337
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$14.52	$13.11	$10.27	$10.31
Value at end of period	$15.03	$14.52	$13.11	$10.27
Number of accumulation units outstanding at end of period	583,644	644,430	768,244	869,707
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$21.88	$19.70	$15.40	$13.35	$13.32	$11.91	$8.53	$12.02	$11.00	$10.63
Value at end of period	$22.74	$21.88	$19.70	$15.40	$13.35	$13.32	$11.91	$8.53	$12.02	$11.00
Number of accumulation units outstanding at end of period	393,683	452,528	312,246	81,528	83,180	34,763	37,256	4,665	11,626	13,512

CFI-57

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.39	$14.32	$11.19	$9.99	$10.04
Value at end of period	$14.37	$15.39	$14.32	$11.19	$9.99
Number of accumulation units outstanding at end of period	371,405	331,216	150,788	30,027	27,528
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$19.13	$19.40	$19.67	$19.78	$19.96	$19.76	$18.83	$19.27	$18.60	$18.28
Value at end of period	$18.85	$19.13	$19.40	$19.67	$19.78	$19.96	$19.76	$18.83	$19.27	$18.60
Number of accumulation units outstanding at end of period	2,340	3,201	4,547	4,645	5,512	10,273	12,812	14,035	17,224	19,811
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$13.29	$13.57	$13.85	$14.14	$14.43	$14.73	$14.99	$14.94	$14.53	$14.18
Value at end of period	$13.02	$13.29	$13.57	$13.85	$14.14	$14.43	$14.73	$14.99	$14.94	$14.53
Number of accumulation units outstanding at end of period	159,619	147,502	212,195	246,165	326,126	650,637	899,423	1,120,160	463,673	283,010
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$16.36	$15.39	$11.93	$10.69	$11.00	$8.64	$6.26	$10.26	$8.35	$7.92
Value at end of period	$16.07	$16.36	$15.39	$11.93	$10.69	$11.00	$8.64	$6.26	$10.26	$8.35
Number of accumulation units outstanding at end of period	153,909	162,067	193,766	140,996	119,653	113,178	84,809	89,281	19,960	19,447
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
Value at beginning of period	$16.48	$14.63	$11.47	$10.61	$11.35	$10.00	$8.23	$12.87	$12.50	$10.93
Value at end of period	$16.06	$16.48	$14.63	$11.47	$10.61	$11.35	$10.00	$8.23	$12.87	$12.50
Number of accumulation units outstanding at end of period	13,496	20,932	15,885	16,585	19,741	19,064	18,698	21,860	28,419	21,307
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.13	$9.77	$9.55	$9.04	$8.77	$8.30	$8.25
Value at end of period	$9.84	$10.13	$9.77	$9.55	$9.04	$8.77	$8.30
Number of accumulation units outstanding at end of period	448,143	263,995	312,978	599,995	430,697	444,074	375,197
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.14	$12.73	$10.96	$9.90	$10.23	$9.36	$9.21
Value at end of period	$12.61	$13.14	$12.73	$10.96	$9.90	$10.23	$9.36
Number of accumulation units outstanding at end of period	1,234,122	1,656,299	1,871,617	1,993,654	2,249,284	2,665,084	2,823,928
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.15	$12.70	$11.21	$10.25	$10.46	$9.62	$9.49
Value at end of period	$12.68	$13.15	$12.70	$11.21	$10.25	$10.46	$9.62
Number of accumulation units outstanding at end of period	996,232	1,169,994	1,261,712	1,327,401	1,461,252	1,766,469	2,018,819
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.68	$12.30	$11.41	$10.57	$10.57	$9.85	$9.75
Value at end of period	$12.23	$12.68	$12.30	$11.41	$10.57	$10.57	$9.85
Number of accumulation units outstanding at end of period	833,379	901,309	979,085	1,026,041	1,130,163	1,239,232	1,381,171
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$22.58	$20.44	$15.85	$14.16	$13.91	$12.63	$10.82
Value at end of period	$23.75	$22.58	$20.44	$15.85	$14.16	$13.91	$12.63
Number of accumulation units outstanding at end of period	43,519	51,070	31,082	21,926	59,808	26,401	29,883
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.25	$12.92	$10.01	$8.87	$8.86	$8.08	$6.68	$9.84
Value at end of period	$14.21	$14.25	$12.92	$10.01	$8.87	$8.86	$8.08	$6.68
Number of accumulation units outstanding at end of period	94,458	89,697	102,220	68,856	73,528	78,578	84,853	2,830

CFI-58

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.46	$19.53	$15.16	$13.35	$13.55	$12.45	$10.62
Value at end of period	$20.23	$21.46	$19.53	$15.16	$13.35	$13.55	$12.45
Number of accumulation units outstanding at end of period	86,069	41,267	27,716	9,220	6,162	5,135	2,791
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$24.85	$22.84	$17.28	$15.27	$15.94	$12.93	$11.16
Value at end of period	$24.15	$24.85	$22.84	$17.28	$15.27	$15.94	$12.93
Number of accumulation units outstanding at end of period	30,325	34,762	41,721	45,722	51,002	57,632	58,538
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.18	$14.69	$11.20	$9.80	$10.21	$8.35	$6.10	$10.37
Value at end of period	$15.36	$16.18	$14.69	$11.20	$9.80	$10.21	$8.35	$6.10
Number of accumulation units outstanding at end of period	50,662	52,264	31,680	20,729	18,646	20,647	20,671	3,205
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.69	$15.30	$11.29	$9.95	$10.60	$8.59	$6.94	$10.23
Value at end of period	$14.63	$15.69	$15.30	$11.29	$9.95	$10.60	$8.59	$6.94
Number of accumulation units outstanding at end of period	55,230	41,947	51,594	46,186	51,300	48,816	62,483	38,918
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$13.89	$13.46	$9.91	$8.80	$8.94	$6.91	$5.40	$8.42	$7.83	$7.11
Value at end of period	$13.45	$13.89	$13.46	$9.91	$8.80	$8.94	$6.91	$5.40	$8.42	$7.83
Number of accumulation units outstanding at end of period	12,350	14,128	21,351	28,785	30,262	31,463	33,086	38,815	39,357	51,563
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.10	$15.46	$11.49	$10.27	$10.77	$8.87	$7.12	$10.39
Value at end of period	$15.61	$16.10	$15.46	$11.49	$10.27	$10.77	$8.87	$7.12
Number of accumulation units outstanding at end of period	28,463	36,318	50,699	57,732	60,435	70,396	38,339	38,695
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.03
Value at end of period	$9.57
Number of accumulation units outstanding at end of period	477,742
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.38	$11.02	$11.57	$11.41	$10.88	$10.49	$10.15	$9.83
Value at end of period	$11.15	$11.38	$11.02	$11.57	$11.41	$10.88	$10.49	$10.15
Number of accumulation units outstanding at end of period	67,525	84,139	87,544	126,110	154,225	234,212	248,184	217,148
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$19.80	$19.37	$14.24	$12.15	$12.14	$9.79	$7.40	$12.85	$12.37	$10.95
Value at end of period	$18.42	$19.80	$19.37	$14.24	$12.15	$12.14	$9.79	$7.40	$12.85	$12.37
Number of accumulation units outstanding at end of period	207,853	230,437	278,859	264,716	297,304	218,598	231,793	170,277	211,608	109,994
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.18	$11.13	$12.44	$11.95	$10.89	$10.54	$9.87
Value at end of period	$10.66	$11.18	$11.13	$12.44	$11.95	$10.89	$10.54
Number of accumulation units outstanding at end of period	90,911	97,570	122,747	338,041	247,396	121,893	86,134

CFI-59

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$13.61	$12.20	$12.01	$9.76	$10.52	$9.26	$7.09	$12.32	$13.56	$11.30
Value at end of period	$13.10	$13.61	$12.20	$12.01	$9.76	$10.52	$9.26	$7.09	$12.32	$13.56
Number of accumulation units outstanding at end of period	46,560	47,108	54,234	58,303	68,080	75,504	101,956	134,206	99,779	42,895
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$89.69	$70.50	$70.52	$62.32	$58.10	$46.35	$34.82	$57.82	$71.77	$53.23
Value at end of period	$90.44	$89.69	$70.50	$70.52	$62.32	$58.10	$46.35	$34.82	$57.82	$71.77
Number of accumulation units outstanding at end of period	16,679	18,806	21,665	24,755	28,496	32,166	38,671	45,841	58,594	64,820
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$14.22	$12.86	$9.75	$8.86	$9.49	$8.65	$6.71	$11.27	$11.05	$10.24
Value at end of period	$14.34	$14.22	$12.86	$9.75	$8.86	$9.49	$8.65	$6.71	$11.27	$11.05
Number of accumulation units outstanding at end of period	171,661	180,101	226,401	237,492	244,973	283,691	300,132	265,527	230,549	75,343
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$14.60	$14.28	$10.42	$9.31	$9.77	$7.96	$6.52	$10.09	$10.01	$10.21
Value at end of period	$13.88	$14.60	$14.28	$10.42	$9.31	$9.77	$7.96	$6.52	$10.09	$10.01
Number of accumulation units outstanding at end of period	89,256	93,526	100,601	125,066	133,336	148,801	165,308	151,226	180,046	71,510
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$22.07	$21.25	$15.95	$14.21	$16.29	$12.95	$9.50	$15.94	$14.21	$12.97
Value at end of period	$21.26	$22.07	$21.25	$15.95	$14.21	$16.29	$12.95	$9.50	$15.94	$14.21
Number of accumulation units outstanding at end of period	143,592	164,043	195,196	215,816	282,980	315,947	311,472	321,960	229,273	206,596
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$13.87	$13.49	$12.01	$10.89	$10.84	$9.80	$7.58	$10.94	$10.88	$10.02
Value at end of period	$12.72	$13.87	$13.49	$12.01	$10.89	$10.84	$9.80	$7.58	$10.94	$10.88
Number of accumulation units outstanding at end of period	254,094	293,549	332,033	356,433	430,245	416,561	406,824	386,324	317,202	227,567
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.61	$14.61	$11.05	$9.50	$9.91	$8.79	$6.98	$11.22	$11.72	$10.33
Value at end of period	$14.38	$15.61	$14.61	$11.05	$9.50	$9.91	$8.79	$6.98	$11.22	$11.72
Number of accumulation units outstanding at end of period	55,626	66,280	56,004	44,173	47,883	57,641	61,208	59,474	63,528	41,628
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.42	$15.42	$12.63	$11.46	$11.86	$10.80	$9.01	$12.04	$11.90	$10.81
Value at end of period	$15.71	$16.42	$15.42	$12.63	$11.46	$11.86	$10.80	$9.01	$12.04	$11.90
Number of accumulation units outstanding at end of period	294,736	334,897	172,967	180,012	210,352	186,219	153,100	266,603	167,712	13,129
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.87	$10.23
Value at end of period	$10.38	$10.87
Number of accumulation units outstanding at end of period	226,038	295,236
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$39.80	$36.90	$28.13	$25.07	$26.16	$23.74	$19.56	$29.46	$29.32	$25.80
Value at end of period	$37.84	$39.80	$36.90	$28.13	$25.07	$26.16	$23.74	$19.56	$29.46	$29.32
Number of accumulation units outstanding at end of period	38,728	40,796	41,752	34,927	46,560	51,086	58,122	66,848	74,257	97,133
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$19.20	$19.42	$21.03	$18.03	$22.52	$19.11	$11.37	$23.83	$17.57	$13.21
Value at end of period	$15.84	$19.20	$19.42	$21.03	$18.03	$22.52	$19.11	$11.37	$23.83	$17.57
Number of accumulation units outstanding at end of period	104,853	121,982	131,375	146,714	146,620	224,585	259,042	282,188	304,350	116,406
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$17.35	$15.40	$11.95	$10.17	$10.20	$8.46	$6.88	$9.19
Value at end of period	$16.48	$17.35	$15.40	$11.95	$10.17	$10.20	$8.46	$6.88
Number of accumulation units outstanding at end of period	47,241	51,439	62,076	52,062	50,786	38,314	13,748	687

CFI-60

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$24.40	$22.99	$16.89	$14.53	$15.03	$12.11	$9.71	$14.15	$14.70	$12.86
Value at end of period	$23.02	$24.40	$22.99	$16.89	$14.53	$15.03	$12.11	$9.71	$14.15	$14.70
Number of accumulation units outstanding at end of period	82,270	76,169	79,329	72,229	76,853	95,844	70,511	74,502	106,544	84,781
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$23.87	$23.37	$19.98	$17.62	$16.49	$14.78	$11.71	$16.74	$15.58	$13.10
Value at end of period	$24.87	$23.87	$23.37	$19.98	$17.62	$16.49	$14.78	$11.71	$16.74	$15.58
Number of accumulation units outstanding at end of period	85,084	90,865	103,184	100,573	94,347	108,265	117,157	114,515	122,978	130,858
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$17.10	$17.10	$13.76	$11.58	$12.90	$11.37	$8.33	$14.29	$13.72	$11.91
Value at end of period	$17.39	$17.10	$17.10	$13.76	$11.58	$12.90	$11.37	$8.33	$14.29	$13.72
Number of accumulation units outstanding at end of period	41,534	34,718	38,495	50,018	55,794	50,096	55,362	67,533	91,883	32,223
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$66.51	$60.54	$50.58	$45.11	$44.75	$40.07	$30.70	$43.24	$42.29	$37.65
Value at end of period	$68.55	$66.51	$60.54	$50.58	$45.11	$44.75	$40.07	$30.70	$43.24	$42.29
Number of accumulation units outstanding at end of period	354,370	351,144	343,328	377,420	380,200	402,685	402,212	454,095	433,598	308,194
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$39.89	$37.90	$29.82	$25.97	$26.75	$23.76	$19.41	$30.81	$30.53	$26.17
Value at end of period	$36.37	$39.89	$37.90	$29.82	$25.97	$26.75	$23.76	$19.41	$30.81	$30.53
Number of accumulation units outstanding at end of period	68,311	78,658	88,161	89,929	105,844	104,792	123,910	121,126	148,949	136,572
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.80	$13.94	$10.24	$8.82	$9.12	$7.99	$5.72	$10.13	$10.07
Value at end of period	$16.03	$14.80	$13.94	$10.24	$8.82	$9.12	$7.99	$5.72	$10.13
Number of accumulation units outstanding at end of period	93,180	78,315	76,938	120,380	65,714	75,791	100,529	39,545	16,504
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$14.28	$14.74	$13.16	$11.31	$13.18	$11.82	$8.77	$17.74	$15.02	$12.36
Value at end of period	$13.85	$14.28	$14.74	$13.16	$11.31	$13.18	$11.82	$8.77	$17.74	$15.02
Number of accumulation units outstanding at end of period	89,541	79,126	81,475	103,732	97,008	98,778	104,722	128,107	118,913	68,546
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$10.75	$11.79	$10.03	$8.63	$10.04	$9.44	$7.31	$12.57	$11.13	$9.73
Value at end of period	$10.16	$10.75	$11.79	$10.03	$8.63	$10.04	$9.44	$7.31	$12.57	$11.13
Number of accumulation units outstanding at end of period	208,923	220,738	242,166	273,832	145,163	169,507	205,052	161,670	82,707	32,278
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$26.16	$27.46	$21.46	$18.00	$19.49	$18.46	$14.25	$24.11	$24.04	$20.13
Value at end of period	$23.68	$26.16	$27.46	$21.46	$18.00	$19.49	$18.46	$14.25	$24.11	$24.04
Number of accumulation units outstanding at end of period	44,175	58,081	55,020	62,931	75,860	82,071	73,340	77,144	102,194	98,928

Separate Account Annual Charges of 2.10%

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.48	$11.51	$10.27	$9.54	$10.11	$9.41	$7.95	$10.08
Value at end of period	$11.13	$11.48	$11.51	$10.27	$9.54	$10.11	$9.41	$7.95
Number of accumulation units outstanding at end of period	4,280,613	5,176,969	5,709,017	5,242,047	6,402,153	6,172,428	5,407,653	3,501,780
COLUMBIA SMALL CAP VALUE FUND VS (CLASS B)
Value at beginning of period	$26.88	$26.65	$20.30	$18.64	$20.29	$16.38	$13.39	$19.04	$19.96	$17.08
Value at end of period	$24.66	$26.88	$26.65	$20.30	$18.64	$20.29	$16.38	$13.39	$19.04	$19.96
Number of accumulation units outstanding at end of period	479,963	548,764	642,496	715,763	767,348	835,982	954,874	1,052,464	1,373,389	1,664,797

CFI-61

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
PROFUND VP BULL
Value at beginning of period	$12.13	$11.12	$8.75	$7.85	$8.02	$7.27	$5.98	$9.79	$9.66	$8.68
Value at end of period	$11.82	$12.13	$11.12	$8.75	$7.85	$8.02	$7.27	$5.98	$9.79	$9.66
Number of accumulation units outstanding at end of period	63,175	65,643	77,869	81,391	91,189	100,597	118,260	130,328	164,132	243,580
PROFUND VP EUROPE 30
Value at beginning of period	$9.60	$10.74	$9.02	$7.90	$8.86	$8.81	$6.80	$12.41	$11.07	$9.62
Value at end of period	$8.38	$9.60	$10.74	$9.02	$7.90	$8.86	$8.81	$6.80	$12.41	$11.07
Number of accumulation units outstanding at end of period	45,817	50,339	61,815	80,304	85,950	100,465	105,602	125,339	169,030	227,041
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.06	$3.02	$2.65	$2.91	$4.75	$5.78	$4.47	$7.36	$7.93	$7.35
Value at end of period	$1.99	$2.06	$3.02	$2.65	$2.91	$4.75	$5.78	$4.47	$7.36	$7.93
Number of accumulation units outstanding at end of period	156,118	174,601	156,782	148,036	141,988	151,085	158,755	173,125	221,809	442,998
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.14	$10.34	$8.42	$7.06	$8.72	$9.80	$9.63
Value at end of period	$8.54	$9.14	$10.34	$8.42	$7.06	$8.72	$9.80
Number of accumulation units outstanding at end of period	606,314	536,293	429,622	113,953	33,495	22,695	2,198
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.27	$13.46	$11.57	$10.25	$10.92	$10.25	$10.08
Value at end of period	$11.15	$12.27	$13.46	$11.57	$10.25	$10.92	$10.25
Number of accumulation units outstanding at end of period	62,520	48,175	44,525	20,406	21,186	29,129	3,728
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.53	$10.35	$10.02
Value at end of period	$9.93	$10.53	$10.35
Number of accumulation units outstanding at end of period	405,255	513,707	13,321
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.64	$9.39	$8.44	$7.49	$7.96	$7.68	$6.04	$9.95
Value at end of period	$9.21	$9.64	$9.39	$8.44	$7.49	$7.96	$7.68	$6.04
Number of accumulation units outstanding at end of period	4,374,926	820,135	810,574	914,644	996,995	1,146,514	1,331,304	1,266,237
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.44
Value at end of period	$8.69
Number of accumulation units outstanding at end of period	574,330
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.73	$13.65	$10.72	$9.50	$9.99
Value at end of period	$14.16	$14.73	$13.65	$10.72	$9.50
Number of accumulation units outstanding at end of period	7,274,679	8,338,269	9,423,608	10,008,526	10,871,016
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.05	$12.07	$9.45	$8.36	$8.59	$7.71	$6.05	$9.94	$9.83
Value at end of period	$12.56	$13.05	$12.07	$9.45	$8.36	$8.59	$7.71	$6.05	$9.94
Number of accumulation units outstanding at end of period	4,018,342	4,569,529	5,193,545	5,671,688	6,239,346	3,510,576	3,888,232	2,481,381	9,804
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.03	$13.85	$13.63	$10.84	$13.58	$12.90	$9.99
Value at end of period	$13.01	$14.03	$13.85	$13.63	$10.84	$13.58	$12.90
Number of accumulation units outstanding at end of period	258,518	256,796	347,951	431,257	374,816	415,911	372,749

CFI-62

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.13	$17.30	$16.73	$14.99	$14.66	$13.11	$8.96	$11.82	$11.73	$11.00
Value at end of period	$16.44	$17.13	$17.30	$16.73	$14.99	$14.66	$13.11	$8.96	$11.82	$11.73
Number of accumulation units outstanding at end of period	2,077,377	2,398,647	2,537,266	2,820,110	2,379,886	2,288,870	1,766,269	2,111,385	2,987,566	3,053,566
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$14.53	$13.08	$10.07	$9.01	$9.24	$8.30	$6.89	$11.25	$10.97	$9.80
Value at end of period	$14.32	$14.53	$13.08	$10.07	$9.01	$9.24	$8.30	$6.89	$11.25	$10.97
Number of accumulation units outstanding at end of period	521,572	629,464	745,939	797,623	844,711	994,063	1,083,795	1,195,225	1,503,495	1,722,487
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$19.51	$18.24	$13.88	$12.08	$12.51	$10.51	$8.16	$13.39	$13.00	$12.17
Value at end of period	$18.71	$19.51	$18.24	$13.88	$12.08	$12.51	$10.51	$8.16	$13.39	$13.00
Number of accumulation units outstanding at end of period	536,979	626,178	715,764	778,637	834,344	970,505	1,071,001	1,227,732	1,541,727	1,567,111
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$18.08	$17.55	$12.60	$11.47	$11.84	$9.87	$8.10	$12.47	$13.62	$12.26
Value at end of period	$17.09	$18.08	$17.55	$12.60	$11.47	$11.84	$9.87	$8.10	$12.47	$13.62
Number of accumulation units outstanding at end of period	432,721	502,529	578,458	651,033	690,733	781,772	879,988	988,868	1,270,064	1,370,199
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.22	$13.64	$13.98	$13.09	$12.46	$11.62	$10.67	$11.93	$11.53	$11.35
Value at end of period	$13.95	$14.22	$13.64	$13.98	$13.09	$12.46	$11.62	$10.67	$11.93	$11.53
Number of accumulation units outstanding at end of period	12,555,826	14,132,949	4,534,382	4,871,192	5,180,415	5,525,607	5,774,425	5,918,590	5,811,926	4,031,996
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$9.63	$10.34
Value at end of period	$9.30	$9.63
Number of accumulation units outstanding at end of period	6,980,889	7,785,021
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.59	$9.35	$7.89	$6.80	$7.93	$7.53	$6.03	$10.27
Value at end of period	$8.32	$8.59	$9.35	$7.89	$6.80	$7.93	$7.53	$6.03
Number of accumulation units outstanding at end of period	273,906	454,055	551,040	359,005	368,193	517,282	644,875	31,701
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.03	$11.91	$9.75	$9.25	$10.95	$9.85	$9.83
Value at end of period	$11.93	$11.03	$11.91	$9.75	$9.25	$10.95	$9.85
Number of accumulation units outstanding at end of period	268,806	79,323	201,482	180,005	170,323	68,821	23
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$14.50	$13.10	$10.27	$10.31
Value at end of period	$15.00	$14.50	$13.10	$10.27
Number of accumulation units outstanding at end of period	11,778,076	13,430,207	15,610,743	16,725,081
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$21.76	$19.61	$15.33	$13.29	$13.28	$11.87	$8.51	$12.00	$10.98	$10.62
Value at end of period	$22.60	$21.76	$19.61	$15.33	$13.29	$13.28	$11.87	$8.51	$12.00	$10.98
Number of accumulation units outstanding at end of period	5,693,551	6,694,834	3,626,727	1,380,128	1,540,422	601,971	642,827	98,477	62,575	71,638
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.36	$14.30	$11.18	$9.99	$10.04
Value at end of period	$14.34	$15.36	$14.30	$11.18	$9.99
Number of accumulation units outstanding at end of period	5,777,091	6,058,425	3,039,288	421,455	438,205

CFI-63

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$18.88	$19.15	$19.43	$19.55	$19.74	$19.55	$18.64	$19.08	$18.43	$18.13
Value at end of period	$18.59	$18.88	$19.15	$19.43	$19.55	$19.74	$19.55	$18.64	$19.08	$18.43
Number of accumulation units outstanding at end of period	28,185	38,522	40,602	48,891	65,463	72,554	85,437	96,665	127,366	175,221
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$13.12	$13.40	$13.68	$13.98	$14.27	$14.57	$14.84	$14.80	$14.40	$14.05
Value at end of period	$12.84	$13.12	$13.40	$13.68	$13.98	$14.27	$14.57	$14.84	$14.80	$14.40
Number of accumulation units outstanding at end of period	2,246,392	2,356,560	2,950,693	4,325,828	4,496,702	4,696,420	5,813,592	9,865,921	4,722,110	2,780,525
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$16.25	$15.29	$11.86	$10.64	$10.95	$8.60	$6.23	$10.22	$8.32	$7.90
Value at end of period	$15.95	$16.25	$15.29	$11.86	$10.64	$10.95	$8.60	$6.23	$10.22	$8.32
Number of accumulation units outstanding at end of period	1,858,263	2,092,341	2,534,709	1,784,542	1,752,718	1,704,095	1,526,739	1,518,337	154,686	196,650
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
Value at beginning of period	$16.40	$14.57	$11.42	$10.58	$11.32	$9.98	$8.21	$12.85	$12.49	$10.93
Value at end of period	$15.97	$16.40	$14.57	$11.42	$10.58	$11.32	$9.98	$8.21	$12.85	$12.49
Number of accumulation units outstanding at end of period	291,268	354,663	307,470	287,852	344,691	375,680	362,014	356,416	434,966	502,967
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.10	$9.75	$9.54	$9.03	$8.77	$8.30	$8.24
Value at end of period	$9.81	$10.10	$9.75	$9.54	$9.03	$8.77	$8.30
Number of accumulation units outstanding at end of period	2,720,061	3,092,061	3,303,647	3,967,613	4,076,583	3,875,738	3,962,576
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.10	$12.71	$10.94	$9.89	$10.23	$9.36	$9.21
Value at end of period	$12.57	$13.10	$12.71	$10.94	$9.89	$10.23	$9.36
Number of accumulation units outstanding at end of period	26,930,766	30,579,757	34,433,871	36,321,722	38,443,713	42,697,101	46,107,120
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.12	$12.68	$11.19	$10.24	$10.45	$9.62	$9.49
Value at end of period	$12.64	$13.12	$12.68	$11.19	$10.24	$10.45	$9.62
Number of accumulation units outstanding at end of period	15,199,205	17,119,593	19,421,083	19,947,324	21,738,891	23,476,050	25,349,683
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.65	$12.28	$11.39	$10.56	$10.56	$9.85	$9.75
Value at end of period	$12.19	$12.65	$12.28	$11.39	$10.56	$10.56	$9.85
Number of accumulation units outstanding at end of period	8,006,537	9,097,823	10,550,811	11,273,969	11,688,266	12,044,181	13,018,646
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$22.51	$20.39	$15.82	$14.14	$13.90	$12.62	$10.26
Value at end of period	$23.67	$22.51	$20.39	$15.82	$14.14	$13.90	$12.62
Number of accumulation units outstanding at end of period	831,135	860,712	812,284	794,677	847,364	793,303	774,537
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$14.20	$12.88	$9.99	$8.85	$8.85	$8.07	$6.68	$10.12
Value at end of period	$14.15	$14.20	$12.88	$9.99	$8.85	$8.85	$8.07	$6.68
Number of accumulation units outstanding at end of period	1,777,657	1,952,506	1,410,668	1,295,664	1,268,403	1,501,856	1,532,905	257,464

CFI-64

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$21.40	$19.48	$15.13	$13.33	$13.54	$12.45	$10.34
Value at end of period	$20.16	$21.40	$19.48	$15.13	$13.33	$13.54	$12.45
Number of accumulation units outstanding at end of period	1,047,831	501,208	391,268	306,457	254,682	178,884	105,054
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$24.78	$22.78	$17.25	$15.25	$15.93	$12.93	$10.36
Value at end of period	$24.07	$24.78	$22.78	$17.25	$15.25	$15.93	$12.93
Number of accumulation units outstanding at end of period	780,869	827,070	904,214	961,352	1,115,656	1,195,308	1,126,456
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.12	$14.64	$11.17	$9.78	$10.20	$8.34	$6.10	$10.24
Value at end of period	$15.30	$16.12	$14.64	$11.17	$9.78	$10.20	$8.34	$6.10
Number of accumulation units outstanding at end of period	1,264,331	1,252,194	974,294	529,988	654,912	663,918	575,441	282,724
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.64	$15.26	$11.26	$9.93	$10.59	$8.58	$6.93	$10.02
Value at end of period	$14.58	$15.64	$15.26	$11.26	$9.93	$10.59	$8.58	$6.93
Number of accumulation units outstanding at end of period	1,155,471	1,128,285	1,339,374	928,902	1,028,554	1,207,536	834,911	572,938
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$13.79	$13.37	$9.85	$8.75	$8.89	$6.88	$5.37	$8.39	$7.81	$7.10
Value at end of period	$13.35	$13.79	$13.37	$9.85	$8.75	$8.89	$6.88	$5.37	$8.39	$7.81
Number of accumulation units outstanding at end of period	291,679	318,114	394,827	448,214	491,024	548,730	633,871	675,839	855,490	1,086,586
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.04	$15.42	$11.46	$10.25	$10.76	$8.86	$7.11	$10.18
Value at end of period	$15.54	$16.04	$15.42	$11.46	$10.25	$10.76	$8.86	$7.11
Number of accumulation units outstanding at end of period	450,427	458,594	570,513	499,162	615,823	651,459	527,951	456,278
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.03
Value at end of period	$9.57
Number of accumulation units outstanding at end of period	3,856,573
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.34	$10.99	$11.54	$11.38	$10.87	$10.48	$10.15	$10.02
Value at end of period	$11.10	$11.34	$10.99	$11.54	$11.38	$10.87	$10.48	$10.15
Number of accumulation units outstanding at end of period	1,561,283	1,186,757	1,368,418	1,762,549	2,112,609	2,023,217	2,166,890	1,631,655
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$19.70	$19.29	$14.19	$12.11	$12.10	$9.77	$7.38	$12.83	$12.36	$10.95
Value at end of period	$18.32	$19.70	$19.29	$14.19	$12.11	$12.10	$9.77	$7.38	$12.83	$12.36
Number of accumulation units outstanding at end of period	1,588,336	1,907,640	2,343,531	2,102,779	2,078,863	2,111,779	2,187,159	1,688,800	1,477,279	1,098,736
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.14	$11.10	$12.42	$11.93	$10.88	$10.53	$9.88
Value at end of period	$10.63	$11.14	$11.10	$12.42	$11.93	$10.88	$10.53
Number of accumulation units outstanding at end of period	1,366,574	1,660,442	2,206,593	2,746,359	2,480,581	1,431,585	1,053,093

CFI-65

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$13.55	$12.15	$11.97	$9.73	$10.50	$9.24	$7.08	$12.30	$13.56	$11.30
Value at end of period	$13.04	$13.55	$12.15	$11.97	$9.73	$10.50	$9.24	$7.08	$12.30	$13.56
Number of accumulation units outstanding at end of period	697,594	856,012	935,162	965,347	1,059,505	1,206,205	1,344,556	1,387,896	1,326,783	701,115
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$88.51	$69.61	$69.67	$61.59	$57.45	$45.85	$34.47	$57.26	$71.11	$52.77
Value at end of period	$89.21	$88.51	$69.61	$69.67	$61.59	$57.45	$45.85	$34.47	$57.26	$71.11
Number of accumulation units outstanding at end of period	274,564	323,699	389,902	411,761	451,440	505,126	600,579	665,552	869,365	1,099,471
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$14.15	$12.81	$9.71	$8.84	$9.47	$8.63	$6.70	$11.26	$11.04	$9.90
Value at end of period	$14.27	$14.15	$12.81	$9.71	$8.84	$9.47	$8.63	$6.70	$11.26	$11.04
Number of accumulation units outstanding at end of period	1,305,167	1,438,084	1,506,523	1,509,462	1,580,036	1,876,791	1,841,995	1,649,555	1,255,005	735,762
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$14.53	$14.23	$10.38	$9.29	$9.75	$7.95	$6.51	$10.09	$10.01	$10.05
Value at end of period	$13.81	$14.53	$14.23	$10.38	$9.29	$9.75	$7.95	$6.51	$10.09	$10.01
Number of accumulation units outstanding at end of period	625,501	707,689	771,010	840,014	969,198	1,085,173	1,462,454	1,644,870	1,065,810	569,254
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.91	$21.11	$15.85	$14.13	$16.20	$12.89	$9.46	$15.88	$14.17	$12.93
Value at end of period	$21.10	$21.91	$21.11	$15.85	$14.13	$16.20	$12.89	$9.46	$15.88	$14.17
Number of accumulation units outstanding at end of period	2,022,596	2,236,413	2,517,761	2,746,084	3,089,743	3,565,171	3,800,167	3,712,595	4,157,764	2,888,003
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$13.81	$13.44	$11.97	$10.86	$10.82	$9.78	$7.57	$10.93	$10.87	$10.00
Value at end of period	$12.66	$13.81	$13.44	$11.97	$10.86	$10.82	$9.78	$7.57	$10.93	$10.87
Number of accumulation units outstanding at end of period	2,638,016	3,234,361	3,089,316	2,900,233	3,037,544	3,310,944	3,290,802	2,991,145	2,999,605	3,077,176
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$17.08	$15.98	$12.09	$10.41	$10.86	$9.64	$7.66	$12.31	$12.87	$11.35
Value at end of period	$15.72	$17.08	$15.98	$12.09	$10.41	$10.86	$9.64	$7.66	$12.31	$12.87
Number of accumulation units outstanding at end of period	1,032,841	1,241,925	1,242,074	1,186,459	1,128,819	1,016,194	1,007,577	958,698	992,532	892,091
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.34	$15.35	$12.58	$11.42	$11.82	$10.78	$9.00	$12.02	$11.89	$10.81
Value at end of period	$15.62	$16.34	$15.35	$12.58	$11.42	$11.82	$10.78	$9.00	$12.02	$11.89
Number of accumulation units outstanding at end of period	2,499,957	2,854,242	841,426	800,284	812,766	938,725	988,593	986,332	537,221	432,531
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.86	$10.06
Value at end of period	$10.37	$10.86
Number of accumulation units outstanding at end of period	1,828,076	2,032,784
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$39.37	$36.52	$27.86	$24.84	$25.93	$23.55	$19.40	$29.24	$29.12	$25.64
Value at end of period	$37.41	$39.37	$36.52	$27.86	$24.84	$25.93	$23.55	$19.40	$29.24	$29.12
Number of accumulation units outstanding at end of period	526,455	585,967	643,671	599,034	661,759	720,933	771,480	795,559	843,024	985,694
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$19.03	$19.26	$20.87	$17.90	$22.37	$19.00	$11.31	$23.71	$17.49	$13.15
Value at end of period	$15.69	$19.03	$19.26	$20.87	$17.90	$22.37	$19.00	$11.31	$23.71	$17.49
Number of accumulation units outstanding at end of period	1,989,068	2,249,595	2,508,503	2,544,317	2,617,081	2,793,232	3,272,083	3,377,985	3,562,996	2,347,679
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$17.29	$15.36	$11.92	$10.15	$10.18	$8.46	$6.88	$10.17
Value at end of period	$16.41	$17.29	$15.36	$11.92	$10.15	$10.18	$8.46	$6.88
Number of accumulation units outstanding at end of period	931,090	1,129,497	1,431,348	1,193,333	1,226,655	828,496	510,958	180,150

CFI-66

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$24.24	$22.85	$16.80	$14.46	$14.97	$12.06	$9.68	$14.11	$14.66	$12.84
Value at end of period	$22.86	$24.24	$22.85	$16.80	$14.46	$14.97	$12.06	$9.68	$14.11	$14.66
Number of accumulation units outstanding at end of period	1,040,306	1,105,670	1,289,186	1,012,083	1,106,716	1,074,195	930,424	971,062	1,346,686	1,193,062
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$23.72	$23.24	$19.87	$17.53	$16.42	$14.73	$11.67	$16.69	$15.54	$13.08
Value at end of period	$24.70	$23.72	$23.24	$19.87	$17.53	$16.42	$14.73	$11.67	$16.69	$15.54
Number of accumulation units outstanding at end of period	1,206,679	1,283,813	1,458,737	1,526,449	1,576,434	1,607,853	1,540,299	1,599,531	1,881,748	2,062,203
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$17.01	$17.02	$13.71	$11.54	$12.86	$11.35	$8.32	$14.27	$13.71	$11.91
Value at end of period	$17.30	$17.01	$17.02	$13.71	$11.54	$12.86	$11.35	$8.32	$14.27	$13.71
Number of accumulation units outstanding at end of period	727,066	625,816	737,087	699,937	853,744	601,855	670,416	1,018,421	1,076,656	523,730
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$65.63	$59.77	$49.96	$44.58	$44.25	$39.64	$30.39	$42.82	$41.90	$37.33
Value at end of period	$67.61	$65.63	$59.77	$49.96	$44.58	$44.25	$39.64	$30.39	$42.82	$41.90
Number of accumulation units outstanding at end of period	2,823,421	2,946,652	3,073,875	3,226,053	3,389,822	3,730,591	3,935,945	3,963,914	4,273,456	4,218,851
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$39.36	$37.42	$29.46	$25.67	$26.46	$23.51	$19.21	$30.52	$30.25	$25.94
Value at end of period	$35.88	$39.36	$37.42	$29.46	$25.67	$26.46	$23.51	$19.21	$30.52	$30.25
Number of accumulation units outstanding at end of period	1,228,715	1,429,668	1,604,927	1,676,034	1,829,460	1,738,376	1,628,920	1,638,714	1,801,226	1,889,644
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.74	$13.89	$10.21	$8.80	$9.10	$7.98	$5.71	$10.12	$10.10
Value at end of period	$15.96	$14.74	$13.89	$10.21	$8.80	$9.10	$7.98	$5.71	$10.12
Number of accumulation units outstanding at end of period	1,628,277	1,397,525	1,323,812	1,053,191	974,351	913,069	741,998	245,895	159,631
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$14.20	$14.67	$13.11	$11.28	$13.14	$11.79	$8.75	$17.71	$15.01	$12.36
Value at end of period	$13.78	$14.20	$14.67	$13.11	$11.28	$13.14	$11.79	$8.75	$17.71	$15.01
Number of accumulation units outstanding at end of period	1,044,072	1,071,914	921,127	996,024	1,009,986	1,072,130	1,212,113	1,483,984	1,343,574	1,009,791
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$10.70	$11.74	$10.00	$8.61	$10.02	$9.42	$7.30	$12.55	$11.13	$10.17
Value at end of period	$10.11	$10.70	$11.74	$10.00	$8.61	$10.02	$9.42	$7.30	$12.55	$11.13
Number of accumulation units outstanding at end of period	4,228,972	4,796,921	4,810,012	5,111,626	1,825,886	2,309,894	2,239,075	2,050,459	663,536	172,518
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$25.86	$27.17	$21.24	$17.82	$19.31	$18.30	$14.13	$23.93	$23.87	$19.99
Value at end of period	$23.40	$25.86	$27.17	$21.24	$17.82	$19.31	$18.30	$14.13	$23.93	$23.87
Number of accumulation units outstanding at end of period	766,775	854,817	920,479	915,163	933,990	1,054,961	1,074,690	994,246	1,099,394	974,425

Separate Account Annual Charges of 2.15%

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.44	$11.47	$10.25	$9.52	$10.10	$9.40	$7.95	$10.13
Value at end of period	$11.09	$11.44	$11.47	$10.25	$9.52	$10.10	$9.40	$7.95
Number of accumulation units outstanding at end of period	18,136	16,577	17,077	16,749	16,549	12,313	10,877	6,639

CFI-67

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
COLUMBIA SMALL CAP VALUE FUND VS (CLASS B)
Value at beginning of period	$26.72	$26.50	$20.20	$18.56	$20.21	$16.33	$13.35	$18.99	$19.92	$17.06
Value at end of period	$24.50	$26.72	$26.50	$20.20	$18.56	$20.21	$16.33	$13.35	$18.99	$19.92
Number of accumulation units outstanding at end of period	5,576	6,626	8,138	9,174	9,432	12,203	12,857	13,136	17,150	22,149
PROFUND VP BULL
Value at beginning of period	$12.05	$11.05	$8.70	$7.81	$7.98	$7.24	$5.95	$9.76	$9.63	$8.66
Value at end of period	$11.74	$12.05	$11.05	$8.70	$7.81	$7.98	$7.24	$5.95	$9.76	$9.63
Number of accumulation units outstanding at end of period	10,785	11,525	11,923	13,932	15,706	17,186	17,485	17,847	18,945	21,875
PROFUND VP EUROPE 30
Value at beginning of period	$9.54	$10.67	$8.96	$7.86	$8.81	$8.77	$6.78	$12.37	$11.03	$9.60
Value at end of period	$8.32	$9.54	$10.67	$8.96	$7.86	$8.81	$8.77	$6.78	$12.37	$11.03
Number of accumulation units outstanding at end of period	383	391	418	524	587	609	632	1,004	1,094	1,495
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.05	$3.01	$2.64	$2.90	$4.73	$5.76	$4.45	$7.34	$7.91	$7.34
Value at end of period	$1.97	$2.05	$3.01	$2.64	$2.90	$4.73	$5.76	$4.45	$7.34	$7.91
Number of accumulation units outstanding at end of period	1,908	1,990	2,074	2,172	2,281	2,389	2,497	2,582	2,799	16,097
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2013)
Value at beginning of period	$9.12	$10.32	$10.02
Value at end of period	$8.51	$9.12	$10.32
Number of accumulation units outstanding at end of period	0	0	997
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.24	$13.43	$11.55	$10.24	$10.92	$9.52
Value at end of period	$11.11	$12.24	$13.43	$11.55	$10.24	$10.92
Number of accumulation units outstanding at end of period	0	0	7,017	7,076	7,146	7,215
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.52	$10.33
Value at end of period	$9.91	$10.52
Number of accumulation units outstanding at end of period	621	638
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.61	$9.36	$8.42	$7.48	$7.95	$7.67	$6.03	$9.79
Value at end of period	$9.17	$9.61	$9.36	$8.42	$7.48	$7.95	$7.67	$6.03
Number of accumulation units outstanding at end of period	38,474	474	9,494	9,597	11,433	11,561	2,471	2,276
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.44
Value at end of period	$8.69
Number of accumulation units outstanding at end of period	191
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.70	$13.63	$10.71	$9.50	$9.99
Value at end of period	$14.12	$14.70	$13.63	$10.71	$9.50
Number of accumulation units outstanding at end of period	14,257	20,209	29,793	32,182	26,940
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.00	$12.03	$9.43	$8.35	$8.57	$7.70	$6.05	$8.38
Value at end of period	$12.51	$13.00	$12.03	$9.43	$8.35	$8.57	$7.70	$6.05
Number of accumulation units outstanding at end of period	177,085	202,555	228,123	252,227	282,830	170,914	176,852	155,868

CFI-68

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.98	$13.82	$13.60	$10.83	$13.57	$12.89	$10.30
Value at end of period	$12.97	$13.98	$13.82	$13.60	$10.83	$13.57	$12.89
Number of accumulation units outstanding at end of period	373	375	377	380	3,678	3,222	278
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.04	$17.22	$16.66	$14.93	$14.61	$13.07	$8.94	$11.79	$11.72	$10.99
Value at end of period	$16.34	$17.04	$17.22	$16.66	$14.93	$14.61	$13.07	$8.94	$11.79	$11.72
Number of accumulation units outstanding at end of period	28,944	34,348	32,571	50,160	44,668	62,366	39,930	46,052	79,634	97,086
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$14.43	$12.99	$10.01	$8.96	$9.19	$8.27	$6.87	$11.21	$10.94	$9.78
Value at end of period	$14.21	$14.43	$12.99	$10.01	$8.96	$9.19	$8.27	$6.87	$11.21	$10.94
Number of accumulation units outstanding at end of period	12,022	12,386	12,665	15,175	16,147	16,721	18,153	20,075	28,351	32,580
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$19.41	$18.15	$13.81	$12.03	$12.46	$10.48	$8.14	$13.37	$12.98	$12.16
Value at end of period	$18.60	$19.41	$18.15	$13.81	$12.03	$12.46	$10.48	$8.14	$13.37	$12.98
Number of accumulation units outstanding at end of period	729	735	741	849	857	865	873	1,115	1,254	2,323
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$17.98	$17.46	$12.54	$11.43	$11.80	$9.84	$8.08	$12.45	$13.60	$12.25
Value at end of period	$16.98	$17.98	$17.46	$12.54	$11.43	$11.80	$9.84	$8.08	$12.45	$13.60
Number of accumulation units outstanding at end of period	349	350	351	451	597	3,626	3,778	3,916	5,212	8,125
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.12	$13.56	$13.91	$13.03	$12.41	$11.58	$10.63	$11.90	$11.50	$11.33
Value at end of period	$13.86	$14.12	$13.56	$13.91	$13.03	$12.41	$11.58	$10.63	$11.90	$11.50
Number of accumulation units outstanding at end of period	146,434	186,160	16,619	21,589	39,419	34,976	65,315	110,251	147,880	180,773
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$9.63	$10.18
Value at end of period	$9.29	$9.63
Number of accumulation units outstanding at end of period	34,290	38,373
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.56	$9.32	$7.87	$6.79	$7.92	$7.52	$6.30
Value at end of period	$8.29	$8.56	$9.32	$7.87	$6.79	$7.92	$7.52
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	19
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$14.48	$13.09	$10.27	$9.83
Value at end of period	$14.98	$14.48	$13.09	$10.27
Number of accumulation units outstanding at end of period	24,267	34,045	35,813	38,459
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2009)
Value at beginning of period	$21.64	$19.51	$15.26	$13.24	$13.23	$11.84	$7.74
Value at end of period	$22.47	$21.64	$19.51	$15.26	$13.24	$13.23	$11.84
Number of accumulation units outstanding at end of period	65,575	73,996	9,426	3,403	3,870	3,475	7,134
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.33	$14.28	$11.17	$9.98	$10.04
Value at end of period	$14.30	$15.33	$14.28	$11.17	$9.98
Number of accumulation units outstanding at end of period	106,033	122,302	55,893	15,501	18,641

CFI-69

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$18.63	$18.91	$19.19	$19.33	$19.52	$19.34	$18.45	$18.90	$18.26	$17.97
Value at end of period	$18.33	$18.63	$18.91	$19.19	$19.33	$19.52	$19.34	$18.45	$18.90	$18.26
Number of accumulation units outstanding at end of period	5,032	7,463	7,616	7,878	8,671	8,962	9,741	9,965	11,228	14,226
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$12.94	$13.23	$13.52	$13.81	$14.11	$14.42	$14.69	$14.65	$14.27	$13.93
Value at end of period	$12.67	$12.94	$13.23	$13.52	$13.81	$14.11	$14.42	$14.69	$14.65	$14.27
Number of accumulation units outstanding at end of period	44,717	39,077	41,982	30,932	29,747	45,630	64,999	75,114	71,103	63,765
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$16.14	$15.19	$11.79	$10.58	$10.89	$8.57	$6.21	$10.19	$8.30	$7.88
Value at end of period	$15.83	$16.14	$15.19	$11.79	$10.58	$10.89	$8.57	$6.21	$10.19	$8.30
Number of accumulation units outstanding at end of period	35,419	35,534	37,577	32,629	34,467	44,822	36,182	38,988	3,670	6,592
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
Value at beginning of period	$16.32	$14.50	$11.38	$10.54	$11.29	$9.96	$8.20	$12.83	$12.48	$10.92
Value at end of period	$15.88	$16.32	$14.50	$11.38	$10.54	$11.29	$9.96	$8.20	$12.83	$12.48
Number of accumulation units outstanding at end of period	5,953	5,054	5,057	9,123	9,130	9,467	8,372	10,136	10,010	9,856
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.08	$9.73	$9.52	$9.02	$8.76	$8.30	$8.24
Value at end of period	$9.78	$10.08	$9.73	$9.52	$9.02	$8.76	$8.30
Number of accumulation units outstanding at end of period	22,592	34,552	81,704	87,181	48,021	66,206	101,491
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.07	$12.68	$10.92	$9.88	$10.22	$9.36	$9.21
Value at end of period	$12.53	$13.07	$12.68	$10.92	$9.88	$10.22	$9.36
Number of accumulation units outstanding at end of period	39,151	61,127	44,799	46,247	70,924	76,693	65,377
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.08	$12.65	$11.17	$10.23	$10.44	$9.62	$9.49
Value at end of period	$12.60	$13.08	$12.65	$11.17	$10.23	$10.44	$9.62
Number of accumulation units outstanding at end of period	60,368	64,114	71,827	83,613	82,814	94,185	83,118
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.61	$12.25	$11.37	$10.55	$10.55	$9.85	$9.75
Value at end of period	$12.15	$12.61	$12.25	$11.37	$10.55	$10.55	$9.85
Number of accumulation units outstanding at end of period	34,638	34,717	34,455	38,650	39,139	39,822	40,130
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$22.45	$20.35	$15.79	$14.12	$13.89	$12.62	$10.82
Value at end of period	$23.59	$22.45	$20.35	$15.79	$14.12	$13.89	$12.62
Number of accumulation units outstanding at end of period	13,299	12,581	12,972	13,317	14,670	14,900	16,369
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.15	$12.85	$9.96	$8.83	$8.84	$8.06	$6.89
Value at end of period	$14.10	$14.15	$12.85	$9.96	$8.83	$8.84	$8.06
Number of accumulation units outstanding at end of period	23,407	26,638	29,746	31,928	42,820	45,797	57,425
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.34	$19.43	$15.11	$13.31	$13.53	$12.44	$10.62
Value at end of period	$20.09	$21.34	$19.43	$15.11	$13.31	$13.53	$12.44
Number of accumulation units outstanding at end of period	6,907	140	141	141	142	142	143

CFI-70

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$24.70	$22.72	$17.21	$15.23	$15.92	$12.92	$10.45
Value at end of period	$23.98	$24.70	$22.72	$17.21	$15.23	$15.92	$12.92
Number of accumulation units outstanding at end of period	14,022	11,152	11,922	12,359	29,622	26,085	17,610
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$16.06	$14.60	$11.14	$9.76	$10.19	$8.33	$6.10	$9.78
Value at end of period	$15.24	$16.06	$14.60	$11.14	$9.76	$10.19	$8.33	$6.10
Number of accumulation units outstanding at end of period	601	1,010	1,288	1,166	958	964	3,184	2,616
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.58	$15.22	$11.24	$9.91	$10.57	$8.57	$6.93	$9.82
Value at end of period	$14.52	$15.58	$15.22	$11.24	$9.91	$10.57	$8.57	$6.93
Number of accumulation units outstanding at end of period	7,254	3,927	5,465	6,028	10,612	10,520	6,412	17,040
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$13.70	$13.29	$9.79	$8.70	$8.85	$6.85	$5.35	$8.36	$7.78	$7.08
Value at end of period	$13.25	$13.70	$13.29	$9.79	$8.70	$8.85	$6.85	$5.35	$8.36	$7.78
Number of accumulation units outstanding at end of period	9,248	10,294	10,429	11,717	11,942	16,511	16,955	24,092	41,088	45,486
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.99	$15.37	$11.44	$10.23	$10.74	$8.85	$7.11	$9.79
Value at end of period	$15.48	$15.99	$15.37	$11.44	$10.23	$10.74	$8.85	$7.11
Number of accumulation units outstanding at end of period	651	3,885	3,729	1,118	776	3,411	5,048	77
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.03
Value at end of period	$9.57
Number of accumulation units outstanding at end of period	2,121
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.30	$10.95	$11.52	$11.36	$10.85	$10.47	$10.14	$9.78
Value at end of period	$11.06	$11.30	$10.95	$11.52	$11.36	$10.85	$10.47	$10.14
Number of accumulation units outstanding at end of period	6,849	1,139	1,166	1,191	1,315	3,903	6,270	9,633
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$19.60	$19.20	$14.13	$12.07	$12.07	$9.75	$7.37	$12.82	$12.35	$10.95
Value at end of period	$18.22	$19.60	$19.20	$14.13	$12.07	$12.07	$9.75	$7.37	$12.82	$12.35
Number of accumulation units outstanding at end of period	3,453	3,721	3,870	4,344	5,376	6,688	7,599	6,340	5,124	5,097
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.11	$11.07	$12.40	$11.91	$10.87	$10.53	$10.11
Value at end of period	$10.59	$11.11	$11.07	$12.40	$11.91	$10.87	$10.53
Number of accumulation units outstanding at end of period	3,798	7,246	7,352	8,044	4,520	4,389	1,126
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$13.49	$12.11	$11.93	$9.70	$10.47	$9.22	$7.07	$12.29	$13.55	$10.58
Value at end of period	$12.97	$13.49	$12.11	$11.93	$9.70	$10.47	$9.22	$7.07	$12.29	$13.55
Number of accumulation units outstanding at end of period	782	786	1,105	1,114	1,467	1,837	1,866	3,033	3,297	4,971
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$87.34	$68.73	$68.82	$60.87	$56.81	$45.36	$34.12	$56.71	$70.46	$52.32
Value at end of period	$87.99	$87.34	$68.73	$68.82	$60.87	$56.81	$45.36	$34.12	$56.71	$70.46
Number of accumulation units outstanding at end of period	4,952	6,283	8,163	9,328	11,200	13,170	14,578	18,568	23,115	32,250

CFI-71

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$14.08	$12.76	$9.68	$8.81	$9.44	$8.61	$6.69	$11.25	$11.03	$10.09
Value at end of period	$14.19	$14.08	$12.76	$9.68	$8.81	$9.44	$8.61	$6.69	$11.25	$11.03
Number of accumulation units outstanding at end of period	2,809	4,594	4,577	4,890	8,329	8,609	8,079	10,275	5,961	16,224
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$14.47	$14.17	$10.35	$9.26	$9.72	$7.93	$6.50	$10.08	$10.00	$10.05
Value at end of period	$13.74	$14.47	$14.17	$10.35	$9.26	$9.72	$7.93	$6.50	$10.08	$10.00
Number of accumulation units outstanding at end of period	3,778	4,479	4,594	6,235	7,570	8,799	9,287	8,090	5,868	2,403
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.75	$20.97	$15.75	$14.04	$16.12	$12.83	$9.42	$15.82	$14.12	$12.90
Value at end of period	$20.93	$21.75	$20.97	$15.75	$14.04	$16.12	$12.83	$9.42	$15.82	$14.12
Number of accumulation units outstanding at end of period	70,325	76,269	85,864	96,524	111,339	128,035	142,553	154,404	193,993	168,325
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$13.75	$13.38	$11.93	$10.83	$10.79	$9.76	$7.56	$10.92	$10.87	$10.07
Value at end of period	$12.60	$13.75	$13.38	$11.93	$10.83	$10.79	$9.76	$7.56	$10.92	$10.87
Number of accumulation units outstanding at end of period	12,761	18,577	18,767	22,123	25,857	24,332	35,176	41,709	16,154	7,185
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$15.78	$14.78	$11.19	$9.63	$10.06	$8.93	$7.10	$6.78
Value at end of period	$14.52	$15.78	$14.78	$11.19	$9.63	$10.06	$8.93	$7.10
Number of accumulation units outstanding at end of period	1,903	8,949	6,350	9,282	13,290	2,628	2,630	534
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.26	$15.28	$12.53	$11.38	$11.79	$10.75	$8.98	$11.56
Value at end of period	$15.54	$16.26	$15.28	$12.53	$11.38	$11.79	$10.75	$8.98
Number of accumulation units outstanding at end of period	92,545	108,421	9,085	10,463	12,099	13,286	9,725	12,393
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.86	$10.23
Value at end of period	$10.36	$10.86
Number of accumulation units outstanding at end of period	9,522	10,672
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$38.94	$36.14	$27.59	$24.61	$25.70	$23.35	$19.25	$29.03	$28.92	$25.48
Value at end of period	$36.99	$38.94	$36.14	$27.59	$24.61	$25.70	$23.35	$19.25	$29.03	$28.92
Number of accumulation units outstanding at end of period	10,239	12,159	16,828	21,860	22,781	23,664	27,239	31,033	39,974	63,914
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$18.87	$19.11	$20.72	$17.78	$22.23	$18.88	$11.25	$23.59	$17.41	$13.10
Value at end of period	$15.55	$18.87	$19.11	$20.72	$17.78	$22.23	$18.88	$11.25	$23.59	$17.41
Number of accumulation units outstanding at end of period	28,179	30,100	31,844	34,671	35,733	40,526	46,297	47,876	57,011	58,067
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$17.23	$15.31	$11.90	$10.13	$10.17	$8.45	$6.43
Value at end of period	$16.35	$17.23	$15.31	$11.90	$10.13	$10.17	$8.45
Number of accumulation units outstanding at end of period	0	98	6,545	0	0	930	225
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$24.08	$22.71	$16.71	$14.38	$14.90	$12.02	$9.64	$14.07	$14.63	$12.82
Value at end of period	$22.70	$24.08	$22.71	$16.71	$14.38	$14.90	$12.02	$9.64	$14.07	$14.63
Number of accumulation units outstanding at end of period	14,249	14,646	15,299	15,025	23,525	26,007	20,020	20,513	25,836	27,265
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$23.56	$23.10	$19.76	$17.45	$16.35	$14.67	$11.63	$16.64	$15.50	$13.06
Value at end of period	$24.52	$23.56	$23.10	$19.76	$17.45	$16.35	$14.67	$11.63	$16.64	$15.50
Number of accumulation units outstanding at end of period	5,424	7,185	9,931	8,849	7,852	10,126	9,888	12,991	21,621	19,534

CFI-72

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$16.93	$16.95	$13.65	$11.50	$12.83	$11.32	$8.30	$14.25	$13.70	$11.90
Value at end of period	$17.20	$16.93	$16.95	$13.65	$11.50	$12.83	$11.32	$8.30	$14.25	$13.70
Number of accumulation units outstanding at end of period	15,287	15,840	16,010	16,336	16,581	16,565	17,396	17,892	25,698	24,053
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$64.77	$59.01	$49.35	$44.06	$43.76	$39.22	$30.08	$42.41	$41.52	$37.01
Value at end of period	$66.69	$64.77	$59.01	$49.35	$44.06	$43.76	$39.22	$30.08	$42.41	$41.52
Number of accumulation units outstanding at end of period	74,349	81,489	83,436	93,247	99,044	102,921	114,117	124,366	142,138	208,096
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$38.84	$36.94	$29.10	$25.37	$26.16	$23.26	$19.02	$30.22	$29.97	$25.72
Value at end of period	$35.39	$38.84	$36.94	$29.10	$25.37	$26.16	$23.26	$19.02	$30.22	$29.97
Number of accumulation units outstanding at end of period	31,943	36,098	39,917	43,429	50,249	53,064	54,765	58,828	70,476	107,520
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.69	$13.84	$10.18	$8.78	$9.09	$7.97	$5.71	$8.58
Value at end of period	$15.89	$14.69	$13.84	$10.18	$8.78	$9.09	$7.97	$5.71
Number of accumulation units outstanding at end of period	8,210	9,356	2,951	3,069	3,071	3,298	1,124	923
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$14.13	$14.61	$13.06	$11.24	$13.10	$11.76	$8.74	$17.69	$14.99	$12.35
Value at end of period	$13.70	$14.13	$14.61	$13.06	$11.24	$13.10	$11.76	$8.74	$17.69	$14.99
Number of accumulation units outstanding at end of period	9,126	9,182	8,954	9,492	10,300	10,413	11,246	12,576	33,890	26,475
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$10.66	$11.69	$9.96	$8.58	$9.99	$9.40	$7.29	$12.54	$11.13	$10.09
Value at end of period	$10.06	$10.66	$11.69	$9.96	$8.58	$9.99	$9.40	$7.29	$12.54	$11.13
Number of accumulation units outstanding at end of period	73,378	77,476	79,692	90,225	4,280	8,006	6,725	3,438	4,278	2,424
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$25.57	$26.88	$21.03	$17.65	$19.13	$18.14	$14.01	$23.74	$23.69	$19.86
Value at end of period	$23.13	$25.57	$26.88	$21.03	$17.65	$19.13	$18.14	$14.01	$23.74	$23.69
Number of accumulation units outstanding at end of period	9,339	10,036	11,970	13,682	18,380	22,439	22,182	24,519	27,970	34,403

Separate Account Annual Charges of 2.25%

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.36	$11.41	$10.20	$9.49	$10.07	$9.39	$7.94	$10.08
Value at end of period	$11.00	$11.36	$11.41	$10.20	$9.49	$10.07	$9.39	$7.94
Number of accumulation units outstanding at end of period	162,729	181,945	183,336	196,366	188,180	115,909	112,665	122,021
COLUMBIA SMALL CAP VALUE FUND VS (CLASS B)
Value at beginning of period	$26.41	$26.21	$20.01	$18.40	$20.05	$16.22	$13.27	$18.90	$19.85	$17.01
Value at end of period	$24.18	$26.41	$26.21	$20.01	$18.40	$20.05	$16.22	$13.27	$18.90	$19.85
Number of accumulation units outstanding at end of period	29,497	30,005	36,358	45,875	49,705	53,998	58,445	64,511	88,194	143,417
PROFUND VP BULL
Value at beginning of period	$11.88	$10.90	$8.60	$7.72	$7.90	$7.18	$5.91	$9.69	$9.58	$8.62
Value at end of period	$11.56	$11.88	$10.90	$8.60	$7.72	$7.90	$7.18	$5.91	$9.69	$9.58
Number of accumulation units outstanding at end of period	3,284	3,356	5,750	10,758	15,779	16,675	22,603	22,956	30,118	36,792
PROFUND VP EUROPE 30
Value at beginning of period	$9.40	$10.53	$8.86	$7.77	$8.72	$8.70	$6.72	$12.29	$10.97	$9.55
Value at end of period	$8.19	$9.40	$10.53	$8.86	$7.77	$8.72	$8.70	$6.72	$12.29	$10.97
Number of accumulation units outstanding at end of period	7,244	7,344	7,536	9,051	9,605	10,788	11,681	15,188	18,280	35,142

CFI-73

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.03	$2.97	$2.61	$2.87	$4.70	$5.72	$4.43	$7.31	$7.89	$7.32
Value at end of period	$1.95	$2.03	$2.97	$2.61	$2.87	$4.70	$5.72	$4.43	$7.31	$7.89
Number of accumulation units outstanding at end of period	17,001	20,394	15,344	15,185	12,444	17,464	18,106	18,342	27,111	50,918
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.07	$10.27	$8.38	$7.03	$8.70	$9.79	$9.75
Value at end of period	$8.46	$9.07	$10.27	$8.38	$7.03	$8.70	$9.79
Number of accumulation units outstanding at end of period	8,468	1,819	1,910	2,018	3,041	3,089	2,814
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.18	$13.37	$11.51	$10.22	$10.90	$10.24	$9.96
Value at end of period	$11.04	$12.18	$13.37	$11.51	$10.22	$10.90	$10.24
Number of accumulation units outstanding at end of period	6,652	1,412	1,514	2,546	2,735	2,685	2,700
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.50	$10.32
Value at end of period	$9.89	$10.50
Number of accumulation units outstanding at end of period	10,285	14,183
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.54	$9.31	$8.38	$7.45	$7.92	$7.66	$6.03	$10.03
Value at end of period	$9.10	$9.54	$9.31	$8.38	$7.45	$7.92	$7.66	$6.03
Number of accumulation units outstanding at end of period	114,736	15,895	14,861	12,908	35,436	36,542	10,025	7,762
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.44
Value at end of period	$8.68
Number of accumulation units outstanding at end of period	15,773
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.64	$13.59	$10.69	$9.49	$9.99
Value at end of period	$14.05	$14.64	$13.59	$10.69	$9.49
Number of accumulation units outstanding at end of period	289,333	304,731	342,619	428,987	455,079
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.90	$11.95	$9.38	$8.31	$8.55	$7.68	$6.04	$9.24
Value at end of period	$12.41	$12.90	$11.95	$9.38	$8.31	$8.55	$7.68	$6.04
Number of accumulation units outstanding at end of period	390,847	427,253	494,207	540,766	619,744	426,778	443,527	374,141
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.90	$13.75	$13.55	$10.80	$13.54	$12.88	$10.19
Value at end of period	$12.88	$13.90	$13.75	$13.55	$10.80	$13.54	$12.88
Number of accumulation units outstanding at end of period	4,883	8,762	9,344	12,311	12,546	8,442	80,340
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$16.85	$17.04	$16.51	$14.81	$14.51	$12.99	$8.90	$11.75	$11.68	$10.97
Value at end of period	$16.14	$16.85	$17.04	$16.51	$14.81	$14.51	$12.99	$8.90	$11.75	$11.68
Number of accumulation units outstanding at end of period	166,283	200,463	241,304	257,405	248,699	365,700	245,520	308,901	461,570	549,155
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$14.24	$12.83	$9.89	$8.87	$9.10	$8.20	$6.82	$11.14	$10.88	$9.74
Value at end of period	$14.00	$14.24	$12.83	$9.89	$8.87	$9.10	$8.20	$6.82	$11.14	$10.88
Number of accumulation units outstanding at end of period	19,777	31,781	37,971	113,597	118,887	121,874	124,726	130,307	155,478	210,090

CFI-74

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$18.64	$17.45	$13.30	$11.59	$12.02	$10.12	$7.87	$12.93	$12.57	$11.78
Value at end of period	$17.85	$18.64	$17.45	$13.30	$11.59	$12.02	$10.12	$7.87	$12.93	$12.57
Number of accumulation units outstanding at end of period	8,263	16,038	19,609	23,710	26,133	27,746	31,119	34,946	96,667	87,337
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$17.22	$16.74	$12.04	$10.98	$11.34	$9.48	$7.79	$12.01	$13.14	$11.84
Value at end of period	$16.25	$17.22	$16.74	$12.04	$10.98	$11.34	$9.48	$7.79	$12.01	$13.14
Number of accumulation units outstanding at end of period	24,275	33,605	39,528	41,158	45,155	49,603	54,347	59,409	121,033	124,046
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$13.94	$13.39	$13.75	$12.90	$12.30	$11.49	$10.56	$11.83	$11.45	$11.29
Value at end of period	$13.66	$13.94	$13.39	$13.75	$12.90	$12.30	$11.49	$10.56	$11.83	$11.45
Number of accumulation units outstanding at end of period	454,116	499,140	88,706	86,736	109,955	122,248	136,125	115,151	282,418	330,674
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$9.62	$10.18
Value at end of period	$9.27	$9.62
Number of accumulation units outstanding at end of period	201,635	216,591
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.50	$9.27	$7.83	$6.76	$7.90	$7.51	$6.03	$7.81
Value at end of period	$8.22	$8.50	$9.27	$7.83	$6.76	$7.90	$7.51	$6.03
Number of accumulation units outstanding at end of period	85,784	92,290	100,157	9,050	13,153	17,788	21,769	2,086
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.94	$11.83	$9.70	$9.22	$10.93	$9.84	$9.91
Value at end of period	$11.81	$10.94	$11.83	$9.70	$9.22	$10.93	$9.84
Number of accumulation units outstanding at end of period	4,942	1,431	3,482	2,615	2,559	2,710	2,858
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$14.44	$13.07	$10.26	$10.31
Value at end of period	$14.92	$14.44	$13.07	$10.26
Number of accumulation units outstanding at end of period	404,533	445,363	501,898	572,745
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$21.40	$19.32	$15.13	$13.14	$13.14	$11.77	$8.45	$11.93	$10.94	$10.60
Value at end of period	$22.20	$21.40	$19.32	$15.13	$13.14	$13.14	$11.77	$8.45	$11.93	$10.94
Number of accumulation units outstanding at end of period	378,809	426,337	177,770	150,467	83,478	38,425	33,676	3,231	3,768	4,142
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.27	$14.23	$11.14	$9.97	$10.04
Value at end of period	$14.23	$15.27	$14.23	$11.14	$9.97
Number of accumulation units outstanding at end of period	351,087	356,056	265,152	83,269	81,095
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$18.15	$18.44	$18.73	$18.88	$19.09	$18.93	$18.07	$18.53	$17.93	$17.66
Value at end of period	$17.84	$18.15	$18.44	$18.73	$18.88	$19.09	$18.93	$18.07	$18.53	$17.93
Number of accumulation units outstanding at end of period	9,666	10,319	11,002	14,444	21,034	24,725	26,264	30,847	42,107	48,256
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$12.61	$12.89	$13.19	$13.49	$13.80	$14.11	$14.39	$14.37	$14.01	$13.69
Value at end of period	$12.32	$12.61	$12.89	$13.19	$13.49	$13.80	$14.11	$14.39	$14.37	$14.01
Number of accumulation units outstanding at end of period	71,194	85,786	102,885	147,599	143,581	178,793	264,636	576,192	185,712	272,163

CFI-75

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$15.91	$15.00	$11.65	$10.46	$10.79	$8.49	$6.16	$10.12	$8.25	$7.84
Value at end of period	$15.59	$15.91	$15.00	$11.65	$10.46	$10.79	$8.49	$6.16	$10.12	$8.25
Number of accumulation units outstanding at end of period	251,373	277,703	328,384	174,257	177,210	330,539	190,251	187,910	33,627	41,026
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
Value at beginning of period	$16.16	$14.38	$11.29	$10.47	$11.22	$9.91	$8.16	$12.80	$12.46	$10.92
Value at end of period	$15.71	$16.16	$14.38	$11.29	$10.47	$11.22	$9.91	$8.16	$12.80	$12.46
Number of accumulation units outstanding at end of period	23,408	28,689	30,557	32,452	34,717	39,290	63,047	52,474	62,960	74,004
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.02	$9.68	$9.49	$9.00	$8.75	$8.30	$8.24
Value at end of period	$9.72	$10.02	$9.68	$9.49	$9.00	$8.75	$8.30
Number of accumulation units outstanding at end of period	234,403	137,869	252,341	277,502	218,771	64,846	62,202
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.00	$12.63	$10.88	$9.86	$10.21	$9.36	$9.21
Value at end of period	$12.45	$13.00	$12.63	$10.88	$9.86	$10.21	$9.36
Number of accumulation units outstanding at end of period	609,318	664,689	703,812	847,798	839,651	937,005	1,001,792
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.01	$12.59	$11.13	$10.21	$10.43	$9.61	$9.49
Value at end of period	$12.52	$13.01	$12.59	$11.13	$10.21	$10.43	$9.61
Number of accumulation units outstanding at end of period	416,906	526,066	457,960	476,035	600,065	721,062	741,695
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.55	$12.20	$11.34	$10.52	$10.54	$9.84	$9.75
Value at end of period	$12.07	$12.55	$12.20	$11.34	$10.52	$10.54	$9.84
Number of accumulation units outstanding at end of period	292,097	325,090	367,297	433,343	499,085	591,658	889,780
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$22.32	$20.25	$15.73	$14.08	$13.86	$12.61	$10.82
Value at end of period	$23.42	$22.32	$20.25	$15.73	$14.08	$13.86	$12.61
Number of accumulation units outstanding at end of period	135,094	117,427	90,065	42,185	53,747	59,354	80,524
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$14.06	$12.77	$9.91	$8.80	$8.81	$8.05	$6.67	$6.49
Value at end of period	$13.99	$14.06	$12.77	$9.91	$8.80	$8.81	$8.05	$6.67
Number of accumulation units outstanding at end of period	101,336	107,498	93,117	105,109	129,496	142,162	156,430	2,411
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.21	$19.34	$15.05	$13.28	$13.51	$12.43	$10.62
Value at end of period	$19.95	$21.21	$19.34	$15.05	$13.28	$13.51	$12.43
Number of accumulation units outstanding at end of period	122,316	103,175	81,393	3,341	2,332	441	897
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$24.56	$22.62	$17.15	$15.19	$15.89	$12.91	$10.45
Value at end of period	$23.82	$24.56	$22.62	$17.15	$15.19	$15.89	$12.91
Number of accumulation units outstanding at end of period	31,158	27,431	31,934	38,241	48,499	52,745	62,511

CFI-76

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.95	$14.51	$11.09	$9.72	$10.16	$8.32	$6.09	$10.45
Value at end of period	$15.12	$15.95	$14.51	$11.09	$9.72	$10.16	$8.32	$6.09
Number of accumulation units outstanding at end of period	86,904	82,904	83,351	25,281	34,976	30,186	29,454	5,140
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.48	$15.13	$11.18	$9.88	$10.54	$8.56	$6.93	$10.34
Value at end of period	$14.40	$15.48	$15.13	$11.18	$9.88	$10.54	$8.56	$6.93
Number of accumulation units outstanding at end of period	31,796	23,574	31,632	20,084	28,350	25,378	32,879	42,302
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$13.51	$13.12	$9.67	$8.61	$8.76	$6.79	$5.31	$8.31	$7.74	$7.05
Value at end of period	$13.05	$13.51	$13.12	$9.67	$8.61	$8.76	$6.79	$5.31	$8.31	$7.74
Number of accumulation units outstanding at end of period	20,717	29,851	33,440	41,583	62,980	72,597	78,963	96,247	114,434	132,296
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.88	$15.29	$11.38	$10.19	$10.71	$8.84	$7.11	$10.15
Value at end of period	$15.36	$15.88	$15.29	$11.38	$10.19	$10.71	$8.84	$7.11
Number of accumulation units outstanding at end of period	12,250	13,210	16,427	16,288	19,884	18,336	26,217	83,826
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.03
Value at end of period	$9.57
Number of accumulation units outstanding at end of period	11,217
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.23	$10.89	$11.46	$11.32	$10.82	$10.46	$10.14	$9.88
Value at end of period	$10.97	$11.23	$10.89	$11.46	$11.32	$10.82	$10.46	$10.14
Number of accumulation units outstanding at end of period	46,085	24,989	32,997	20,927	62,343	55,786	58,074	15,171
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$19.41	$19.03	$14.02	$11.99	$12.00	$9.70	$7.34	$12.78	$12.32	$10.94
Value at end of period	$18.02	$19.41	$19.03	$14.02	$11.99	$12.00	$9.70	$7.34	$12.78	$12.32
Number of accumulation units outstanding at end of period	34,691	40,758	48,922	44,970	50,142	46,767	56,178	41,401	59,702	26,530
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.05	$11.02	$12.35	$11.88	$10.85	$10.52	$9.91
Value at end of period	$10.52	$11.05	$11.02	$12.35	$11.88	$10.85	$10.52
Number of accumulation units outstanding at end of period	65,151	72,260	89,222	98,666	115,543	82,802	31,823
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$13.37	$12.01	$11.85	$9.65	$10.42	$9.19	$7.05	$12.27	$13.54	$11.42
Value at end of period	$12.85	$13.37	$12.01	$11.85	$9.65	$10.42	$9.19	$7.05	$12.27	$13.54
Number of accumulation units outstanding at end of period	4,821	5,588	6,231	6,121	13,663	14,852	40,627	100,244	74,866	32,151
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$85.06	$67.00	$67.15	$59.46	$55.55	$44.40	$33.43	$55.63	$69.18	$51.42
Value at end of period	$85.60	$85.06	$67.00	$67.15	$59.46	$55.55	$44.40	$33.43	$55.63	$69.18
Number of accumulation units outstanding at end of period	22,711	24,622	28,783	33,326	36,448	39,730	44,233	53,921	67,933	96,700
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$13.95	$12.65	$9.61	$8.75	$9.39	$8.58	$6.67	$11.22	$11.02	$10.09
Value at end of period	$14.05	$13.95	$12.65	$9.61	$8.75	$9.39	$8.58	$6.67	$11.22	$11.02
Number of accumulation units outstanding at end of period	25,499	30,507	32,577	32,937	31,923	41,421	36,681	43,541	62,501	46,446

CFI-77

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$14.34	$14.06	$10.28	$9.21	$9.68	$7.90	$6.48	$10.06	$10.00	$10.12
Value at end of period	$13.60	$14.34	$14.06	$10.28	$9.21	$9.68	$7.90	$6.48	$10.06	$10.00
Number of accumulation units outstanding at end of period	15,393	16,840	17,871	18,554	18,852	20,053	25,828	28,280	21,531	25,627
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.44	$20.68	$15.56	$13.88	$15.95	$12.71	$9.34	$15.71	$14.03	$12.83
Value at end of period	$20.61	$21.44	$20.68	$15.56	$13.88	$15.95	$12.71	$9.34	$15.71	$14.03
Number of accumulation units outstanding at end of period	158,696	177,094	214,430	239,542	286,835	298,197	295,701	372,335	393,393	277,950
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$13.63	$13.28	$11.85	$10.76	$10.74	$9.73	$7.54	$10.90	$10.86	$9.92
Value at end of period	$12.47	$13.63	$13.28	$11.85	$10.76	$10.74	$9.73	$7.54	$10.90	$10.86
Number of accumulation units outstanding at end of period	192,138	229,201	102,582	100,477	86,239	88,916	85,395	105,990	148,077	112,383
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$16.54	$15.50	$11.75	$10.13	$10.58	$9.40	$7.48	$12.05	$12.62	$11.14
Value at end of period	$15.20	$16.54	$15.50	$11.75	$10.13	$10.58	$9.40	$7.48	$12.05	$12.62
Number of accumulation units outstanding at end of period	15,210	16,891	16,105	19,147	21,515	19,431	16,497	44,947	60,734	52,395
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.10	$15.15	$12.43	$11.31	$11.72	$10.70	$8.95	$11.97	$11.86	$10.79
Value at end of period	$15.37	$16.10	$15.15	$12.43	$11.31	$11.72	$10.70	$8.95	$11.97	$11.86
Number of accumulation units outstanding at end of period	157,937	173,518	44,941	37,067	46,682	54,173	66,181	68,985	6,652	7,807
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.85	$10.23
Value at end of period	$10.34	$10.85
Number of accumulation units outstanding at end of period	25,659	32,562
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$38.10	$35.40	$27.05	$24.16	$25.26	$22.97	$18.96	$28.61	$28.54	$25.17
Value at end of period	$36.16	$38.10	$35.40	$27.05	$24.16	$25.26	$22.97	$18.96	$28.61	$28.54
Number of accumulation units outstanding at end of period	41,399	42,354	52,210	51,624	60,620	67,177	72,770	74,196	100,564	139,595
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$18.55	$18.80	$20.40	$17.53	$21.94	$18.65	$11.12	$23.35	$17.25	$13.00
Value at end of period	$15.27	$18.55	$18.80	$20.40	$17.53	$21.94	$18.65	$11.12	$23.35	$17.25
Number of accumulation units outstanding at end of period	47,905	51,980	129,004	142,563	83,707	75,447	177,231	174,025	244,587	197,733
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$22.17	$19.72	$15.34	$13.07	$13.14	$10.93	$8.90	$13.59
Value at end of period	$21.01	$22.17	$19.72	$15.34	$13.07	$13.14	$10.93	$8.90
Number of accumulation units outstanding at end of period	12,767	15,940	30,775	18,728	25,508	29,382	8,464	2,712
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$23.77	$22.44	$16.52	$14.24	$14.77	$11.92	$9.58	$13.99	$14.56	$12.77
Value at end of period	$22.38	$23.77	$22.44	$16.52	$14.24	$14.77	$11.92	$9.58	$13.99	$14.56
Number of accumulation units outstanding at end of period	59,442	60,243	61,430	62,083	83,087	93,707	65,498	70,848	113,397	129,949
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$23.26	$22.82	$19.55	$17.27	$16.20	$14.55	$11.55	$16.54	$15.43	$13.01
Value at end of period	$24.18	$23.26	$22.82	$19.55	$17.27	$16.20	$14.55	$11.55	$16.54	$15.43
Number of accumulation units outstanding at end of period	111,300	107,403	131,586	130,499	120,804	106,353	111,544	129,634	171,700	179,501
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$16.98	$17.01	$13.72	$11.57	$12.92	$11.41	$8.38	$14.40	$13.85	$12.05
Value at end of period	$17.23	$16.98	$17.01	$13.72	$11.57	$12.92	$11.41	$8.38	$14.40	$13.85
Number of accumulation units outstanding at end of period	11,513	7,204	6,143	22,079	29,078	27,474	32,075	36,651	51,221	33,315

CFI-78

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$63.07	$57.53	$48.16	$43.04	$42.79	$38.39	$29.47	$41.59	$40.77	$36.37
Value at end of period	$64.88	$63.07	$57.53	$48.16	$43.04	$42.79	$38.39	$29.47	$41.59	$40.77
Number of accumulation units outstanding at end of period	235,338	246,693	275,590	284,733	314,991	302,850	421,088	383,153	355,199	430,697
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$37.83	$36.01	$28.39	$24.78	$25.58	$22.77	$18.63	$29.64	$29.43	$25.28
Value at end of period	$34.42	$37.83	$36.01	$28.39	$24.78	$25.58	$22.77	$18.63	$29.64	$29.43
Number of accumulation units outstanding at end of period	108,714	115,859	124,744	139,541	167,723	167,512	182,388	194,091	233,991	277,630
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.57	$13.75	$10.12	$8.73	$9.05	$7.94	$5.70	$10.11	$10.49
Value at end of period	$15.74	$14.57	$13.75	$10.12	$8.73	$9.05	$7.94	$5.70	$10.11
Number of accumulation units outstanding at end of period	73,172	65,432	88,838	84,821	44,906	31,927	37,103	10,101	2,654
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$14.00	$14.48	$12.95	$11.16	$13.02	$11.71	$8.71	$17.64	$14.97	$12.34
Value at end of period	$13.55	$14.00	$14.48	$12.95	$11.16	$13.02	$11.71	$8.71	$17.64	$14.97
Number of accumulation units outstanding at end of period	27,869	30,059	28,758	30,585	38,595	42,113	47,971	56,149	77,514	58,389
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$10.56	$11.60	$9.90	$8.53	$9.94	$9.37	$7.27	$12.52	$11.12	$10.03
Value at end of period	$9.96	$10.56	$11.60	$9.90	$8.53	$9.94	$9.37	$7.27	$12.52	$11.12
Number of accumulation units outstanding at end of period	240,666	257,595	272,789	301,728	161,762	170,192	181,697	168,744	23,903	8,263
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$25.00	$26.30	$20.60	$17.31	$18.77	$17.82	$13.78	$23.38	$23.35	$19.59
Value at end of period	$22.59	$25.00	$26.30	$20.60	$17.31	$18.77	$17.82	$13.78	$23.38	$23.35
Number of accumulation units outstanding at end of period	42,598	47,244	58,203	61,310	68,344	74,319	78,639	83,741	115,330	156,647

Separate Account Annual Charges of 2.35%

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.29	$11.34	$10.15	$9.45	$10.04	$9.37	$7.94	$10.12
Value at end of period	$10.91	$11.29	$11.34	$10.15	$9.45	$10.04	$9.37	$7.94
Number of accumulation units outstanding at end of period	806,779	913,450	979,000	934,023	1,064,826	1,076,203	1,786,545	868,356
COLUMBIA SMALL CAP VALUE FUND VS (CLASS B)
Value at beginning of period	$16.29	$16.18	$12.36	$11.38	$12.42	$10.05	$8.24	$11.74	$12.34	$10.59
Value at end of period	$14.90	$16.29	$16.18	$12.36	$11.38	$12.42	$10.05	$8.24	$11.74	$12.34
Number of accumulation units outstanding at end of period	17,861	18,858	19,807	25,706	28,540	33,715	39,739	40,940	48,888	67,331
PROFUND VP EUROPE 30
Value at beginning of period	$10.36	$11.61	$9.78	$8.59	$9.65	$9.63	$7.45	$13.63	$12.19	$10.62
Value at end of period	$9.02	$10.36	$11.61	$9.78	$8.59	$9.65	$9.63	$7.45	$13.63	$12.19
Number of accumulation units outstanding at end of period	649	2,751	3,316	3,518	3,745	4,369	4,966	5,575	6,211	9,972
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.47	$3.63	$3.19	$3.51	$5.75	$7.01	$5.43	$8.97	$9.69	$9.01
Value at end of period	$2.37	$2.47	$3.63	$3.19	$3.51	$5.75	$7.01	$5.43	$8.97	$9.69
Number of accumulation units outstanding at end of period	0	314	317	321	324	761	2,153	3,957	4,770	17,494

CFI-79

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.02	$10.23	$8.35	$7.02	$8.69	$8.19
Value at end of period	$8.40	$9.02	$10.23	$8.35	$7.02	$8.69
Number of accumulation units outstanding at end of period	3,732	7,141	6,028	0	0	110
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.11	$13.31	$11.47	$10.19	$10.89	$9.08
Value at end of period	$10.97	$12.11	$13.31	$11.47	$10.19	$10.89
Number of accumulation units outstanding at end of period	396	387	372	591	614	3,017
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during June 2013)
Value at beginning of period	$10.48	$10.34	$9.86
Value at end of period	$9.86	$10.48	$10.34
Number of accumulation units outstanding at end of period	78,785	114,556	588
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.47	$9.25	$8.34	$7.42	$7.90	$7.64	$6.02	$9.78
Value at end of period	$9.02	$9.47	$9.25	$8.34	$7.42	$7.90	$7.64	$6.02
Number of accumulation units outstanding at end of period	547,011	371,433	393,213	360,622	373,188	377,940	421,558	403,112
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.44
Value at end of period	$8.68
Number of accumulation units outstanding at end of period	127,939
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.58	$13.55	$10.66	$9.48	$9.98
Value at end of period	$13.98	$14.58	$13.55	$10.66	$9.48
Number of accumulation units outstanding at end of period	626,890	592,752	651,065	852,858	851,297
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.81	$11.88	$9.33	$8.28	$8.52	$7.66	$6.04	$9.39
Value at end of period	$12.30	$12.81	$11.88	$9.33	$8.28	$8.52	$7.66	$6.04
Number of accumulation units outstanding at end of period	380,152	495,002	532,044	551,572	584,744	169,041	185,966	92,800
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.82	$13.69	$13.50	$10.77	$13.52	$12.87	$10.19
Value at end of period	$12.79	$13.82	$13.69	$13.50	$10.77	$13.52	$12.87
Number of accumulation units outstanding at end of period	37,245	33,060	33,963	36,875	41,076	45,723	80,767
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$15.54	$15.73	$15.25	$13.69	$13.43	$12.04	$8.25	$10.91	$10.86	$10.21
Value at end of period	$14.87	$15.54	$15.73	$15.25	$13.69	$13.43	$12.04	$8.25	$10.91	$10.86
Number of accumulation units outstanding at end of period	198,896	308,768	315,083	423,818	258,511	394,261	135,645	149,881	190,302	165,859
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$14.99	$13.52	$10.44	$9.37	$9.63	$8.67	$7.22	$11.81	$11.55	$10.35
Value at end of period	$14.73	$14.99	$13.52	$10.44	$9.37	$9.63	$8.67	$7.22	$11.81	$11.55
Number of accumulation units outstanding at end of period	13,870	14,205	14,907	28,675	29,567	34,596	44,071	47,359	58,677	117,769
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$17.36	$16.27	$12.41	$10.83	$11.24	$9.47	$7.38	$12.13	$11.80	$11.08
Value at end of period	$16.60	$17.36	$16.27	$12.41	$10.83	$11.24	$9.47	$7.38	$12.13	$11.80
Number of accumulation units outstanding at end of period	38,796	40,369	41,089	51,875	54,098	58,002	66,645	68,892	171,668	89,686

CFI-80

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$15.39	$14.97	$10.77	$9.84	$10.18	$8.51	$7.00	$10.80	$11.83	$10.68
Value at end of period	$14.50	$15.39	$14.97	$10.77	$9.84	$10.18	$8.51	$7.00	$10.80	$11.83
Number of accumulation units outstanding at end of period	28,215	33,044	41,623	49,722	48,852	51,314	53,319	59,155	67,224	79,676
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$12.30	$11.83	$12.16	$11.41	$10.89	$10.18	$9.37	$10.51	$10.18	$10.04
Value at end of period	$12.04	$12.30	$11.83	$12.16	$11.41	$10.89	$10.18	$9.37	$10.51	$10.18
Number of accumulation units outstanding at end of period	2,270,448	2,519,000	784,193	750,804	831,004	927,831	842,268	966,670	1,009,134	456,528
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$9.61	$10.18
Value at end of period	$9.25	$9.61
Number of accumulation units outstanding at end of period	518,596	552,139
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.44	$9.22	$7.79	$6.74	$7.88	$7.49	$6.02	$10.39
Value at end of period	$8.16	$8.44	$9.22	$7.79	$6.74	$7.88	$7.49	$6.02
Number of accumulation units outstanding at end of period	204,167	216,538	224,867	43,265	55,538	66,408	49,609	2,335
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during December 2009)
Value at beginning of period	$10.88	$11.78	$9.67	$9.20	$10.92	$9.84	$10.02
Value at end of period	$11.74	$10.88	$11.78	$9.67	$9.20	$10.92	$9.84
Number of accumulation units outstanding at end of period	21,983	615	634	1,237	1,996	3,430	488
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$14.40	$13.04	$10.25	$10.02
Value at end of period	$14.86	$14.40	$13.04	$10.25
Number of accumulation units outstanding at end of period	888,019	901,166	990,538	1,128,608
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$20.45	$18.47	$14.48	$12.59	$12.61	$11.30	$8.12	$11.48	$10.53	$10.22
Value at end of period	$21.19	$20.45	$18.47	$14.48	$12.59	$12.61	$11.30	$8.12	$11.48	$10.53
Number of accumulation units outstanding at end of period	730,650	818,763	464,145	156,889	132,179	90,392	60,434	6,496	7,068	6,553
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.20	$14.19	$11.12	$9.96	$10.04
Value at end of period	$14.16	$15.20	$14.19	$11.12	$9.96
Number of accumulation units outstanding at end of period	556,219	463,133	247,977	53,251	64,676
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$9.15	$9.37	$9.59	$9.83	$10.06	$10.30	$10.51	$10.51	$10.26	$10.03
Value at end of period	$8.94	$9.15	$9.37	$9.59	$9.83	$10.06	$10.30	$10.51	$10.51	$10.26
Number of accumulation units outstanding at end of period	606,333	369,734	822,332	737,885	653,047	672,652	968,348	2,009,948	801,583	328,677
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$21.96	$20.72	$16.11	$14.48	$14.95	$11.78	$8.55	$14.06	$11.48	$10.92
Value at end of period	$21.50	$21.96	$20.72	$16.11	$14.48	$14.95	$11.78	$8.55	$14.06	$11.48
Number of accumulation units outstanding at end of period	141,470	155,449	171,972	64,061	79,808	140,135	40,002	33,559	1,658	1,797
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
Value at beginning of period	$16.00	$14.25	$11.20	$10.40	$11.16	$9.86	$8.13	$12.76	$12.44	$10.91
Value at end of period	$15.54	$16.00	$14.25	$11.20	$10.40	$11.16	$9.86	$8.13	$12.76	$12.44
Number of accumulation units outstanding at end of period	56,343	63,034	46,776	48,576	49,020	40,824	43,893	45,235	40,613	36,859

CFI-81

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.97	$9.64	$9.46	$8.98	$8.74	$8.30	$8.24
Value at end of period	$9.66	$9.97	$9.64	$9.46	$8.98	$8.74	$8.30
Number of accumulation units outstanding at end of period	545,600	579,071	740,729	810,817	1,126,761	535,970	480,746
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.93	$12.57	$10.85	$9.83	$10.19	$9.35	$9.21
Value at end of period	$12.37	$12.93	$12.57	$10.85	$9.83	$10.19	$9.35
Number of accumulation units outstanding at end of period	2,195,422	2,319,988	2,595,036	3,073,303	3,444,258	3,824,298	3,683,496
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.94	$12.54	$11.10	$10.18	$10.42	$9.61	$9.49
Value at end of period	$12.44	$12.94	$12.54	$11.10	$10.18	$10.42	$9.61
Number of accumulation units outstanding at end of period	1,295,736	1,475,770	1,591,775	1,740,020	2,026,044	1,969,328	2,239,686
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.48	$12.14	$11.30	$10.50	$10.53	$9.84	$9.75
Value at end of period	$12.00	$12.48	$12.14	$11.30	$10.50	$10.53	$9.84
Number of accumulation units outstanding at end of period	944,003	988,289	1,116,993	1,263,948	1,402,626	1,681,462	1,842,613
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$22.19	$20.15	$15.67	$14.04	$13.84	$12.60	$10.18
Value at end of period	$23.26	$22.19	$20.15	$15.67	$14.04	$13.84	$12.60
Number of accumulation units outstanding at end of period	154,058	155,576	163,422	47,688	54,888	27,688	23,351
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.96	$12.70	$9.86	$8.76	$8.79	$8.03	$6.66	$10.24
Value at end of period	$13.88	$13.96	$12.70	$9.86	$8.76	$8.79	$8.03	$6.66
Number of accumulation units outstanding at end of period	173,809	154,124	169,147	185,779	85,449	118,752	92,362	14,495
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.09	$19.24	$14.99	$13.24	$13.48	$12.42	$10.61
Value at end of period	$19.82	$21.09	$19.24	$14.99	$13.24	$13.48	$12.42
Number of accumulation units outstanding at end of period	203,538	155,188	159,493	48,920	34,737	13,781	17,012
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$24.42	$22.51	$17.08	$15.15	$15.86	$12.91	$10.71
Value at end of period	$23.66	$24.42	$22.51	$17.08	$15.15	$15.86	$12.91
Number of accumulation units outstanding at end of period	73,909	67,335	63,306	57,023	42,714	43,273	49,341
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.84	$14.43	$11.04	$9.69	$10.13	$8.31	$6.09	$10.44
Value at end of period	$15.00	$15.84	$14.43	$11.04	$9.69	$10.13	$8.31	$6.09
Number of accumulation units outstanding at end of period	252,114	266,967	275,320	126,206	122,670	129,023	114,394	79,434
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.37	$15.04	$11.13	$9.84	$10.51	$8.54	$6.92	$10.15
Value at end of period	$14.29	$15.37	$15.04	$11.13	$9.84	$10.51	$8.54	$6.92
Number of accumulation units outstanding at end of period	150,345	143,436	180,912	130,341	152,810	150,555	121,580	81,503

CFI-82

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$20.64	$20.06	$14.81	$13.20	$13.44	$10.42	$8.17	$12.79	$11.92	$10.87
Value at end of period	$19.93	$20.64	$20.06	$14.81	$13.20	$13.44	$10.42	$8.17	$12.79	$11.92
Number of accumulation units outstanding at end of period	3,252	4,494	12,175	12,613	12,853	13,292	15,741	17,960	29,796	38,043
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.77	$15.20	$11.33	$10.15	$10.68	$8.82	$7.10	$10.67
Value at end of period	$15.24	$15.77	$15.20	$11.33	$10.15	$10.68	$8.82	$7.10
Number of accumulation units outstanding at end of period	123,139	42,573	55,493	38,113	53,650	47,715	25,086	79,231
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.02
Value at end of period	$9.55
Number of accumulation units outstanding at end of period	431,376
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.15	$10.83	$11.40	$11.27	$10.79	$10.44	$10.13	$9.79
Value at end of period	$10.89	$11.15	$10.83	$11.40	$11.27	$10.79	$10.44	$10.13
Number of accumulation units outstanding at end of period	190,650	223,076	93,466	139,406	235,943	165,685	228,018	266,714
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$19.22	$18.86	$13.91	$11.90	$11.93	$9.65	$7.31	$12.75	$12.30	$10.93
Value at end of period	$17.82	$19.22	$18.86	$13.91	$11.90	$11.93	$9.65	$7.31	$12.75	$12.30
Number of accumulation units outstanding at end of period	203,897	215,568	250,428	260,859	345,820	337,728	327,598	274,754	208,722	82,600
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.98	$10.97	$12.30	$11.85	$10.83	$10.51	$9.87
Value at end of period	$10.44	$10.98	$10.97	$12.30	$11.85	$10.83	$10.51
Number of accumulation units outstanding at end of period	213,954	234,827	300,004	581,179	638,466	233,842	163,423
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$13.25	$11.92	$11.77	$9.59	$10.37	$9.16	$7.03	$12.25	$13.54	$11.42
Value at end of period	$12.72	$13.25	$11.92	$11.77	$9.59	$10.37	$9.16	$7.03	$12.25	$13.54
Number of accumulation units outstanding at end of period	45,537	49,268	62,894	74,826	80,475	90,579	99,966	139,822	85,848	39,826
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$19.07	$15.04	$15.09	$13.37	$12.50	$10.01	$7.54	$12.56	$15.64	$11.63
Value at end of period	$19.17	$19.07	$15.04	$15.09	$13.37	$12.50	$10.01	$7.54	$12.56	$15.64
Number of accumulation units outstanding at end of period	52,999	60,160	84,337	91,971	101,767	108,093	134,737	155,675	199,745	226,140
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$13.82	$12.55	$9.54	$8.70	$9.35	$8.54	$6.64	$11.20	$11.01	$10.24
Value at end of period	$13.90	$13.82	$12.55	$9.54	$8.70	$9.35	$8.54	$6.64	$11.20	$11.01
Number of accumulation units outstanding at end of period	151,239	167,186	167,912	198,174	212,175	267,625	276,908	262,843	179,995	56,659
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$14.21	$13.95	$10.21	$9.15	$9.63	$7.87	$6.46	$10.04	$9.99	$10.22
Value at end of period	$13.47	$14.21	$13.95	$10.21	$9.15	$9.63	$7.87	$6.46	$10.04	$9.99
Number of accumulation units outstanding at end of period	105,703	186,698	212,106	246,050	268,406	323,478	357,068	314,742	148,855	34,010
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$19.47	$18.81	$14.16	$12.65	$14.55	$11.61	$8.54	$14.37	$12.85	$11.76
Value at end of period	$18.70	$19.47	$18.81	$14.16	$12.65	$14.55	$11.61	$8.54	$14.37	$12.85
Number of accumulation units outstanding at end of period	171,702	184,987	195,986	206,785	239,905	276,648	321,684	317,226	229,273	90,403

CFI-83

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$13.51	$13.17	$11.77	$10.70	$10.69	$9.69	$7.52	$10.88	$10.85	$9.94
Value at end of period	$12.35	$13.51	$13.17	$11.77	$10.70	$10.69	$9.69	$7.52	$10.88	$10.85
Number of accumulation units outstanding at end of period	322,413	516,761	431,185	470,491	489,208	451,080	421,571	359,683	304,954	93,050
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.47	$14.52	$11.01	$9.50	$9.94	$8.84	$7.04	$11.36	$11.90	$10.52
Value at end of period	$14.20	$15.47	$14.52	$11.01	$9.50	$9.94	$8.84	$7.04	$11.36	$11.90
Number of accumulation units outstanding at end of period	101,595	93,439	86,555	95,254	81,043	76,538	69,884	65,667	74,289	68,352
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.94	$15.01	$12.34	$11.23	$11.65	$10.65	$8.91	$11.94	$11.84	$10.79
Value at end of period	$15.20	$15.94	$15.01	$12.34	$11.23	$11.65	$10.65	$8.91	$11.94	$11.84
Number of accumulation units outstanding at end of period	296,881	394,473	162,237	94,863	91,291	111,118	139,616	122,185	61,472	37,243
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.84	$10.23
Value at end of period	$10.32	$10.84
Number of accumulation units outstanding at end of period	433,327	430,846
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.45	$15.30	$11.70	$10.46	$10.95	$9.97	$8.23	$12.44	$12.42	$10.97
Value at end of period	$15.59	$16.45	$15.30	$11.70	$10.46	$10.95	$9.97	$8.23	$12.44	$12.42
Number of accumulation units outstanding at end of period	178,923	170,356	175,434	149,976	156,097	161,053	180,266	153,810	85,811	81,382
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$19.81	$20.10	$21.83	$18.77	$23.52	$20.02	$11.95	$25.12	$18.58	$14.01
Value at end of period	$16.29	$19.81	$20.10	$21.83	$18.77	$23.52	$20.02	$11.95	$25.12	$18.58
Number of accumulation units outstanding at end of period	113,158	116,394	178,001	188,178	139,259	154,288	231,109	211,142	262,409	112,578
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$17.00	$15.14	$11.78	$10.05	$10.11	$8.42	$6.86	$10.32
Value at end of period	$16.09	$17.00	$15.14	$11.78	$10.05	$10.11	$8.42	$6.86
Number of accumulation units outstanding at end of period	126,329	145,708	180,404	168,682	140,398	103,224	18,745	8,263
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$19.11	$18.06	$13.31	$11.48	$11.92	$9.63	$7.75	$11.32	$11.80	$10.36
Value at end of period	$17.97	$19.11	$18.06	$13.31	$11.48	$11.92	$9.63	$7.75	$11.32	$11.80
Number of accumulation units outstanding at end of period	126,989	129,529	137,081	129,591	102,204	138,812	139,793	101,227	152,984	91,491
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$19.67	$19.32	$16.57	$14.66	$13.76	$12.37	$9.83	$14.09	$13.16	$11.10
Value at end of period	$20.43	$19.67	$19.32	$16.57	$14.66	$13.76	$12.37	$9.83	$14.09	$13.16
Number of accumulation units outstanding at end of period	144,758	155,999	158,384	211,745	156,962	149,109	127,893	175,050	147,370	75,553
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$16.60	$16.65	$13.44	$11.34	$12.68	$11.21	$8.24	$14.18	$13.65	$11.89
Value at end of period	$16.83	$16.60	$16.65	$13.44	$11.34	$12.68	$11.21	$8.24	$14.18	$13.65
Number of accumulation units outstanding at end of period	131,627	106,859	108,664	110,885	105,921	97,880	103,453	114,372	113,785	85,021
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$18.34	$16.75	$14.03	$12.55	$12.49	$11.22	$8.62	$12.18	$11.95	$10.68
Value at end of period	$18.85	$18.34	$16.75	$14.03	$12.55	$12.49	$11.22	$8.62	$12.18	$11.95
Number of accumulation units outstanding at end of period	1,553,552	1,411,802	1,482,054	1,350,382	1,453,927	1,567,788	2,019,408	2,081,471	1,498,910	1,019,681
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.33	$14.61	$11.53	$10.08	$10.41	$9.28	$7.60	$12.10	$12.03	$10.34
Value at end of period	$13.94	$15.33	$14.61	$11.53	$10.08	$10.41	$9.28	$7.60	$12.10	$12.03
Number of accumulation units outstanding at end of period	302,139	329,524	317,948	307,832	305,386	291,425	271,137	261,369	246,366	168,481

CFI-84

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.46	$13.66	$10.07	$8.69	$9.02	$7.92	$5.69	$10.11	$10.07
Value at end of period	$15.61	$14.46	$13.66	$10.07	$8.69	$9.02	$7.92	$5.69	$10.11
Number of accumulation units outstanding at end of period	168,766	93,437	100,295	67,749	89,433	49,172	39,025	22,538	20,546
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$13.86	$14.35	$12.85	$11.08	$12.95	$11.65	$8.67	$17.59	$14.94	$12.34
Value at end of period	$13.40	$13.86	$14.35	$12.85	$11.08	$12.95	$11.65	$8.67	$17.59	$14.94
Number of accumulation units outstanding at end of period	79,756	72,653	70,073	84,838	82,372	87,474	114,812	132,143	132,849	40,606
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$10.47	$11.51	$9.83	$8.48	$9.90	$9.33	$7.25	$12.50	$11.11	$9.78
Value at end of period	$9.86	$10.47	$11.51	$9.83	$8.48	$9.90	$9.33	$7.25	$12.50	$11.11
Number of accumulation units outstanding at end of period	416,409	440,779	447,193	479,939	224,776	219,302	256,478	198,346	71,973	17,408
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$13.90	$14.64	$11.48	$9.65	$10.48	$9.96	$7.71	$13.09	$13.09	$11.00
Value at end of period	$12.55	$13.90	$14.64	$11.48	$9.65	$10.48	$9.96	$7.71	$13.09	$13.09
Number of accumulation units outstanding at end of period	130,976	141,732	117,764	146,940	109,732	119,201	140,460	144,652	165,437	98,177

CFI-85

FINANCIAL STATEMENTS
Voya Insurance and Annuity Company
Separate Account B
Year Ended December 31, 2015
with Report of Independent Registered Public Accounting Firm

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VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Financial Statements
Year Ended December 31, 2015

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants of
Voya Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2015, of Voya Insurance and Annuity Company Separate Account B (the “Account”), and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2015 and 2014. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Voya Insurance and Annuity Company Separate Account B at December 31, 2015, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2015 and 2014, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
April 4, 2016

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	Bond Fund - Class 4	Capital Income Builder Fund - Class 4	Global Growth Fund - Class 4	Growth Fund - Class 4
Assets
Investments in mutual funds
at fair value	$7	$497	$238	$309	$717
Total assets	7	497	238	309	717
Net assets	$7	$497	$238	$309	$717

Total number of mutual fund shares	691	46,831	25,367	11,811	10,666

Cost of mutual fund shares	$7	$502	$240	$310	$709

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	International Fund - Class 4	New World Fund - Class 4	BlackRock Equity Dividend V.I. Fund - Class III	BlackRock Global Allocation V.I. Fund - Class III	BlackRock High Yield V.I. Fund - Class III
Assets
Investments in mutual funds
at fair value	$281	$273	$369	$832,160	$118
Total assets	281	273	369	832,160	118
Net assets	$281	$273	$369	$832,160	$118

Total number of mutual fund shares	15,665	14,590	36,797	63,815,940	17,399

Cost of mutual fund shares	$290	$272	$381	$906,302	$124

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	BlackRock iShares Alternative Strategies V.I. Fund - Class III	BlackRock iShares Dynamic Allocation V.I. Fund - Class III	Columbia Asset Allocation Fund, Variable Series - Class A	Columbia Small Cap Value Fund, Variable Series - Class B	Columbia Small Company Growth Fund, Variable Series - Class A
Assets
Investments in mutual funds
at fair value	$8	$20	$309	$96,069	$29
Total assets	8	20	309	96,069	29
Net assets	$8	$20	$309	$96,069	$29

Total number of mutual fund shares	830	2,083	22,107	6,026,940	1,699

Cost of mutual fund shares	$9	$21	$284	$95,375	$29

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Columbia VP Large Cap Growth Fund - Class 1	Deutsche Alternative Asset Allocation VIP - Class B	Deutsche High Income VIP - Class B	Eaton Vance VT Floating-Rate Income Fund - Initial Class	Eaton Vance VT Large-Cap Value Fund - Initial Class
Assets
Investments in mutual funds
at fair value	$373	$2	$37	$1,455	$91
Total assets	373	2	37	1,455	91
Net assets	$373	$2	$37	$1,455	$91

Total number of mutual fund shares	28,851	197	6,196	165,324	10,841

Cost of mutual fund shares	$218	$3	$38	$1,492	$90

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Fidelity® VIP Strategic Income Portfolio - Service Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin Strategic Income VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2	Ivy Funds VIP Asset Strategy
Assets
Investments in mutual funds
at fair value	$486	$8,883	$259	$728	$280
Total assets	486	8,883	259	728	280
Net assets	$486	$8,883	$259	$728	$280

Total number of mutual fund shares	46,238	502,426	25,392	46,087	33,762

Cost of mutual fund shares	$505	$7,778	$263	$726	$287

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Ivy Funds VIP Energy	Ivy Funds VIP High Income	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth
Assets
Investments in mutual funds
at fair value	$122	$231	$304	$294	$19
Total assets	122	231	304	294	19
Net assets	$122	$231	$304	$294	$19

Total number of mutual fund shares	24,183	68,852	32,226	12,810	1,784

Cost of mutual fund shares	$134	$243	$309	$295	$20

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Service Shares	Janus Aspen Series Flexible Bond Portfolio - Service Shares	Western Asset Core Plus VIT Portfolio - Class I	Oppenheimer International Growth Fund/VA - Service Shares	Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
Assets
Investments in mutual funds
at fair value	$513	$453	$59	$228	$1,971
Total assets	513	453	59	228	1,971
Net assets	$513	$453	$59	$228	$1,971

Total number of mutual fund shares	16,222	35,806	10,486	99,569	93,635

Cost of mutual fund shares	$507	$460	$63	$225	$2,096

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	PIMCO All Asset Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	PIMCO Short-Term Portfolio - Administrative Class	PIMCO Total Return Portfolio - Administrative Class
Assets
Investments in mutual funds
at fair value	$1	$410	$5,189	$1,089	$2,442
Total assets	1	410	5,189	1,089	2,442
Net assets	$1	$410	$5,189	$1,089	$2,442

Total number of mutual fund shares	75	39,972	435,014	106,010	230,787

Cost of mutual fund shares	$1	$416	$6,098	$1,091	$2,541

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	ProFund VP Bull	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity	Putnam VT American Government Income Fund - Class 1B	Putnam VT Income Fund - Class 1B
Assets
Investments in mutual funds
at fair value	$9,068	$3,423	$2,943	$121	$323
Total assets	9,068	3,423	2,943	121	323
Net assets	$9,068	$3,423	$2,943	$121	$323

Total number of mutual fund shares	223,526	172,074	527,505	12,495	28,899

Cost of mutual fund shares	$6,967	$3,758	$5,574	$122	$325

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Putnam VT Small Cap Value Fund - Class 1B	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	MFS VIT Utilities Series Portfolio - Service Class	Voya Balanced Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$78	$558	$1,118	$45	$3,484
Total assets	78	558	1,118	45	3,484
Net assets	$78	$558	$1,118	$45	$3,484

Total number of mutual fund shares	5,586	24,974	29,688	1,784	248,678

Cost of mutual fund shares	$80	$546	$1,206	$47	$2,759

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class A	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives Portfolio - Class A	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$861	$2,974,758	$152,601	$24	$358,773
Total assets	861	2,974,758	152,601	24	358,773
Net assets	$861	$2,974,758	$152,601	$24	$358,773

Total number of mutual fund shares	69,452	239,128,492	15,461,088	2,556	38,453,697

Cost of mutual fund shares	$892	$3,038,059	$163,102	$25	$397,388

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Growth Portfolio - Service 2 Class	Voya Large Cap Value Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$1,851,133	$79	$1,592,102	$16,548	$101
Total assets	1,851,133	79	1,592,102	16,548	101
Net assets	$1,851,133	$79	$1,592,102	$16,548	$101

Total number of mutual fund shares	102,103,337	4,103	84,461,648	883,516	9,251

Cost of mutual fund shares	$1,475,563	$77	$1,536,392	$16,298	$104

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Liquid Assets Portfolio - Service Class	Voya Liquid Assets Portfolio - Service 2 Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$945,068	$34,939	$503,179	$9,975	$59,262
Total assets	945,068	34,939	503,179	9,975	59,262
Net assets	$945,068	$34,939	$503,179	$9,975	$59,262

Total number of mutual fund shares	85,915,253	3,442,298	503,178,930	9,974,649	4,081,381

Cost of mutual fund shares	$1,009,817	$35,795	$503,179	$9,975	$57,659

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$392,007	$3,468,340	$2,378,233	$1,263,660	$215
Total assets	392,007	3,468,340	2,378,233	1,263,660	215
Net assets	$392,007	$3,468,340	$2,378,233	$1,263,660	$215

Total number of mutual fund shares	44,495,676	263,952,813	186,381,925	109,979,074	24,165

Cost of mutual fund shares	$410,826	$2,521,306	$1,869,719	$1,130,207	$216

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service 2 Class	VY® Clarion Real Estate Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$195,137	$145	$96,023	$1,206	$83
Total assets	195,137	145	96,023	1,206	83
Net assets	$195,137	$145	$96,023	$1,206	$83

Total number of mutual fund shares	21,396,563	12,640	8,200,085	102,418	2,441

Cost of mutual fund shares	$223,772	$144	$66,450	$814	$81

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service 2 Class	VY® FMR Diversified Mid Cap Portfolio - Adviser Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$214,739	$17,040	$43	$522,656	$26,350
Total assets	214,739	17,040	43	522,656	26,350
Net assets	$214,739	$17,040	$43	$522,656	$26,350

Total number of mutual fund shares	6,031,987	481,494	2,912	34,635,915	1,763,737

Cost of mutual fund shares	$110,552	$9,057	$44	$506,074	$26,193

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® Franklin Income Portfolio - Adviser Class	VY® Franklin Income Portfolio - Service Class	VY® Franklin Income Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Adviser Class	VY® Invesco Growth and Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$265	$391,639	$7,767	$136	$357,745
Total assets	265	391,639	7,767	136	357,745
Net assets	$265	$391,639	$7,767	$136	$357,745

Total number of mutual fund shares	26,955	38,623,130	768,275	5,319	13,860,732

Cost of mutual fund shares	$270	$390,629	$8,142	$136	$316,027

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$37,776	$57	$311,161	$13,503	$168
Total assets	37,776	57	311,161	13,503	168
Net assets	$37,776	$57	$311,161	$13,503	$168

Total number of mutual fund shares	1,474,467	4,444	23,117,433	1,015,265	9,961

Cost of mutual fund shares	$35,598	$61	$428,289	$18,635	$172

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$262,680	$28,391	$105	$313,634	$49,185
Total assets	262,680	28,391	105	313,634	49,185
Net assets	$262,680	$28,391	$105	$313,634	$49,185

Total number of mutual fund shares	15,027,468	1,640,131	6,897	19,577,663	3,093,382

Cost of mutual fund shares	$254,959	$23,549	$106	$307,812	$44,825

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$5,827	$2,707,496	$70,737	$128	$533,538
Total assets	5,827	2,707,496	70,737	128	533,538
Net assets	$5,827	$2,707,496	$70,737	$128	$533,538

Total number of mutual fund shares	230,593	103,616,368	2,722,761	9,823	40,358,389

Cost of mutual fund shares	$5,853	$2,431,562	$64,340	$131	$493,288

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$20,224	$23	$148,903	$192,255	$3,400
Total assets	20,224	23	148,903	192,255	3,400
Net assets	$20,224	$23	$148,903	$192,255	$3,400

Total number of mutual fund shares	1,546,153	1,833	11,715,399	14,220,045	253,343

Cost of mutual fund shares	$19,481	$24	$138,741	$172,334	$3,177

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Diversified International Fund - Class R	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$75	$49	$4,143	$40	$16,464
Total assets	75	49	4,143	40	16,464
Net assets	$75	$49	$4,143	$40	$16,464

Total number of mutual fund shares	8,065	4,949	415,538	3,554	1,454,388

Cost of mutual fund shares	$80	$50	$4,723	$40	$14,134

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$20	$8,332	$13	$956	$1
Total assets	20	8,332	13	956	1
Net assets	$20	$8,332	$13	$956	$1

Total number of mutual fund shares	1,791	729,001	1,184	84,696	58

Cost of mutual fund shares	$20	$7,567	$13	$882	$1

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$231	$17,422	$698,643	$102	$1,898
Total assets	231	17,422	698,643	102	1,898
Net assets	$231	$17,422	$698,643	$102	$1,898

Total number of mutual fund shares	21,253	1,578,066	61,608,703	9,403	169,142

Cost of mutual fund shares	$232	$17,551	$726,179	$101	$2,128

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Adviser Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$262	$338,720	$632	$275,055	$172
Total assets	262	338,720	632	275,055	172
Net assets	$262	$338,720	$632	$275,055	$172

Total number of mutual fund shares	9,872	12,285,820	29,072	12,384,283	10,972

Cost of mutual fund shares	$267	$287,085	$612	$222,397	$174

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$107,497	$211,413	$122	$1,211	$642,455
Total assets	107,497	211,413	122	1,211	642,455
Net assets	$107,497	$211,413	$122	$1,211	$642,455

Total number of mutual fund shares	6,701,794	13,936,249	2,981	29,198	15,616,317

Cost of mutual fund shares	$47,707	$179,288	$126	$1,024	$734,890

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$428,229	$237	$155,664	$769	$3,810
Total assets	428,229	237	155,664	769	3,810
Net assets	$428,229	$237	$155,664	$769	$3,810

Total number of mutual fund shares	10,547,516	12,699	8,240,529	44,458	212,017

Cost of mutual fund shares	$468,813	$241	$151,115	$773	$3,074

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$160,403	$7,955	$1,081	$310,644	$66
Total assets	160,403	7,955	1,081	310,644	66
Net assets	$160,403	$7,955	$1,081	$310,644	$66

Total number of mutual fund shares	9,229,152	772,345	13,237	3,702,551	5,925

Cost of mutual fund shares	$141,182	$6,520	$1,049	$301,976	$70

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Growth Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S	Voya Growth and Income Portfolio - Class A
Assets
Investments in mutual funds
at fair value	$466,571	$2,327	$733	$1,106	$1,058,329
Total assets	466,571	2,327	733	1,106	1,058,329
Net assets	$466,571	$2,327	$733	$1,106	$1,058,329

Total number of mutual fund shares	41,957,835	191,801	55,536	87,627	38,055,705

Cost of mutual fund shares	$425,093	$2,205	$632	$945	$912,972
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Euro STOXX 50® Index Portfolio - Class A	Voya FTSE 100® Index Portfolio - Class A	Voya Global Value Advantage Portfolio - Class A
Assets
Investments in mutual funds
at fair value	$735	$588,326	$30,010	$5,745	$4
Total assets	735	588,326	30,010	5,745	4
Net assets	$735	$588,326	$30,010	$5,745	$4

Total number of mutual fund shares	26,132	21,139,987	3,113,068	600,967	489

Cost of mutual fund shares	$714	$497,579	$34,937	$7,210	$5

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Global Value Advantage Portfolio - Class S	Voya Global Value Advantage Portfolio - Class T	Voya Hang Seng Index Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$505,332	$50,512	$29,591	$104,070	$92,995
Total assets	505,332	50,512	29,591	104,070	92,995
Net assets	$505,332	$50,512	$29,591	$104,070	$92,995

Total number of mutual fund shares	56,588,131	5,739,998	2,240,049	4,700,529	4,545,233

Cost of mutual fund shares	$523,535	$53,996	$33,067	$69,669	$75,378

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$70,840	$765,728	$35,459	$22,157	$235,492
Total assets	70,840	765,728	35,459	22,157	235,492
Net assets	$70,840	$765,728	$35,459	$22,157	$235,492

Total number of mutual fund shares	3,258,514	86,718,916	3,957,505	2,070,763	9,138,240

Cost of mutual fund shares	$46,324	$834,373	$35,827	$22,905	$197,595

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class A
Assets
Investments in mutual funds
at fair value	$394,456	$83	$262,200	$262,861	$459
Total assets	394,456	83	262,200	262,861	459
Net assets	$394,456	$83	$262,200	$262,861	$459

Total number of mutual fund shares	24,839,810	4,433	14,051,423	9,804,572	30,668

Cost of mutual fund shares	$306,322	$86	$265,427	$181,646	$463

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class A	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$191,278	$299	$183,175	$91,118	$234,022
Total assets	191,278	299	183,175	91,118	234,022
Net assets	$191,278	$299	$183,175	$91,118	$234,022

Total number of mutual fund shares	12,592,396	21,573	12,963,558	4,713,807	22,309,066

Cost of mutual fund shares	$194,984	$305	$194,599	$97,254	$238,441

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class A	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class A	Voya SmallCap Opportunities Portfolio - Class S	Wells Fargo VT Omega Growth Fund - Class 2
Assets
Investments in mutual funds
at fair value	$286	$428,196	$346	$47,270	$1,047
Total assets	286	428,196	346	47,270	1,047
Net assets	$286	$428,196	$346	$47,270	$1,047

Total number of mutual fund shares	23,548	34,699,877	15,042	2,003,835	46,455

Cost of mutual fund shares	$300	$453,482	$373	$40,998	$1,035

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Wells Fargo VT Index Asset Allocation Fund - Class 2	Wells Fargo VT Intrinsic Value Fund - Class 2	Wells Fargo VT Small Cap Growth Fund - Class 2	Wells Fargo VT Total Return Bond Fund - Class 2
Assets
Investments in mutual funds
at fair value	$1,282	$634	$192	$402
Total assets	1,282	634	192	402
Net assets	$1,282	$634	$192	$402

Total number of mutual fund shares	69,431	36,337	22,389	38,720

Cost of mutual fund shares	$867	$456	$163	$402

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	Bond Fund - Class 4	Capital Income Builder Fund - Class 4	Global Growth Fund - Class 4
Net investment income (loss)
Investment income:
Dividends	$—	$—	$4	$1	$3
Expenses:
Mortality and expense risks and other charges	170	—	—	—	—
Total expenses	170	—	—	—	—
Net investment income (loss)	(170)	—	4	1	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,709	—	—	—	(2)
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	5,709	—	—	—	(2)
Net unrealized appreciation
(depreciation) of investments	(5,005)	—	(5)	(2)	(1)
Net realized and unrealized gain (loss)
on investments	704	—	(5)	(2)	(3)
Net increase (decrease) in net assets
resulting from operations	$534	$—	$(1)	$(1)	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Growth Fund - Class 4	International Fund - Class 4	New World Fund - Class 4	BlackRock Equity Dividend V.I. Fund - Class III	BlackRock Global Allocation V.I. Fund - Class III
Net investment income (loss)
Investment income:
Dividends	$5	$3	$1	$2	$9,158
Expenses:
Mortality and expense risks and other charges	1	—	—	—	15,593
Total expenses	1	—	—	—	15,593
Net investment income (loss)	4	3	1	2	(6,435)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	—	(1)	(1)	10,362
Capital gains distributions	—	—	—	18	51,641
Total realized gain (loss) on investments
and capital gains distributions	(1)	—	(1)	17	62,003
Net unrealized appreciation
(depreciation) of investments	8	(9)	1	(12)	(77,945)
Net realized and unrealized gain (loss)
on investments	7	(9)	—	5	(15,942)
Net increase (decrease) in net assets
resulting from operations	$11	$(6)	$1	$7	$(22,377)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	BlackRock High Yield V.I. Fund - Class III	BlackRock iShares Alternative Strategies V.I. Fund - Class III	BlackRock iShares Dynamic Allocation V.I. Fund - Class III	Columbia Asset Allocation Fund, Variable Series - Class A	Columbia Small Cap Value Fund, Variable Series - Class B
Net investment income (loss)
Investment income:
Dividends	$1	$—	$—	$7	$618
Expenses:
Mortality and expense risks and other charges	—	—	—	5	1,981
Total expenses	—	—	—	5	1,981
Net investment income (loss)	1	—	—	2	(1,363)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	—	1	(2,701)
Capital gains distributions	1	—	—	33	7,137
Total realized gain (loss) on investments
and capital gains distributions	1	—	—	34	4,436
Net unrealized appreciation
(depreciation) of investments	(7)	—	(1)	(37)	(11,511)
Net realized and unrealized gain (loss)
on investments	(6)	—	(1)	(3)	(7,075)
Net increase (decrease) in net assets
resulting from operations	$(5)	$—	$(1)	$(1)	$(8,438)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Columbia Small Company Growth Fund, Variable Series - Class A	Columbia VP Large Cap Growth Fund - Class 1	Deutsche Alternative Asset Allocation VIP - Class B	Deutsche High Income VIP - Class B	Eaton Vance VT Floating-Rate Income Fund - Initial Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$—	$11
Expenses:
Mortality and expense risks and other charges	—	6	—	—	2
Total expenses	—	6	—	—	2
Net investment income (loss)	—	(6)	—	—	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	11	—	—	(2)
Capital gains distributions	2	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	2	11	—	—	(2)
Net unrealized appreciation
(depreciation) of investments	—	22	—	(1)	(37)
Net realized and unrealized gain (loss)
on investments	2	33	—	(1)	(39)
Net increase (decrease) in net assets
resulting from operations	$2	$27	$—	$(1)	$(30)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Eaton Vance VT Large-Cap Value Fund - Initial Class	Fidelity® VIP Equity-Income Portfolio - Service Class 2	Fidelity® VIP Strategic Income Portfolio - Service Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin Strategic Income VIP Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	—	113	11	65	—
Expenses:
Mortality and expense risks and other charges	—	1,521	—	111	—
Total expenses	—	1,521	—	111	—
Net investment income (loss)	—	(1,408)	11	(46)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	106	—	1,344	—
Capital gains distributions	—	12,878	1	1,492	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	12,984	1	2,836	—
Net unrealized appreciation
(depreciation) of investments	1	(11,808)	(18)	(3,649)	(3)
Net realized and unrealized gain (loss)
on investments	—	1,176	(17)	(813)	(3)
Net increase (decrease) in net assets
resulting from operations	$—	$(232)	$(6)	$(859)	$(3)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Templeton Global Bond VIP Fund - Class 2	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Energy	Ivy Funds VIP High Income	Ivy Funds VIP Mid Cap Growth
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risks and other charges	1	—	—	—	—
Total expenses	1	—	—	—	—
Net investment income (loss)	(1)	—	—	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(4)	—	(1)	—
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	(4)	—	(1)	—
Net unrealized appreciation
(depreciation) of investments	2	(6)	(12)	(12)	(6)
Net realized and unrealized gain (loss)
on investments	1	(10)	(12)	(13)	(6)
Net increase (decrease) in net assets
resulting from operations	$—	$(10)	$(12)	$(13)	$(6)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth	Janus Aspen Series Balanced Portfolio - Service Shares	Janus Aspen Series Flexible Bond Portfolio - Service Shares	ClearBridge Variable Large Cap Value Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$—	$2	$3	$—
Expenses:
Mortality and expense risks and other charges	—	—	1	1	1
Total expenses	—	—	1	1	1
Net investment income (loss)	—	—	1	2	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	(1)	—	15
Capital gains distributions	—	—	—	—	1
Total realized gain (loss) on investments
and capital gains distributions	—	—	(1)	—	16
Net unrealized appreciation
(depreciation) of investments	(1)	(1)	6	(6)	(14)
Net realized and unrealized gain (loss)
on investments	(1)	(1)	5	(6)	2
Net increase (decrease) in net assets
resulting from operations	$(1)	$(1)	$6	$(4)	$1

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Western Asset Core Plus VIT Portfolio - Class I	Oppenheimer International Growth Fund/VA - Service Shares	Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	PIMCO All Asset Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Administrative Class
Net investment income (loss)
Investment income:
Dividends	$1	$—	$14	$—	$6
Expenses:
Mortality and expense risks and other charges	1	—	22	—	(2)
Total expenses	1	—	22	—	(2)
Net investment income (loss)	—	—	(8)	—	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	—	139	—	—
Capital gains distributions	—	—	330	—	—
Total realized gain (loss) on investments
and capital gains distributions	4	—	469	—	—
Net unrealized appreciation
(depreciation) of investments	(4)	3	(613)	—	(6)
Net realized and unrealized gain (loss)
on investments	—	3	(144)	—	(6)
Net increase (decrease) in net assets
resulting from operations	$—	$3	$(152)	$—	$2

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	PIMCO Real Return Portfolio - Administrative Class	PIMCO Short-Term Portfolio - Administrative Class	PIMCO Total Return Portfolio - Administrative Class	Pioneer Equity Income VCT Portfolio - Class II	ProFund VP Bull
Net investment income (loss)
Investment income:
Dividends	$224	$3	$75	$129	$—
Expenses:
Mortality and expense risks and other charges	63	1	4	93	173
Total expenses	63	1	4	93	173
Net investment income (loss)	161	2	71	36	(173)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(162)	—	(7)	5,555	289
Capital gains distributions	—	1	26	505	112
Total realized gain (loss) on investments
and capital gains distributions	(162)	1	19	6,060	401
Net unrealized appreciation
(depreciation) of investments	(210)	(2)	(99)	(5,853)	(442)
Net realized and unrealized gain (loss)
on investments	(372)	(1)	(80)	207	(41)
Net increase (decrease) in net assets
resulting from operations	$(211)	$1	$(9)	$243	$(214)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity	Putnam VT American Government Income Fund - Class 1B	Putnam VT Income Fund - Class 1B	Putnam VT Small Cap Value Fund - Class 1B
Net investment income (loss)
Investment income:
Dividends	$191	$—	$—	$—	$—
Expenses:
Mortality and expense risks and other charges	72	56	—	—	—
Total expenses	72	56	—	—	—
Net investment income (loss)	119	(56)	—	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(39)	(1,865)	—	—	—
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(39)	(1,865)	—	—	—
Net unrealized appreciation
(depreciation) of investments	(581)	1,815	—	(2)	(2)
Net realized and unrealized gain (loss)
on investments	(620)	(50)	—	(2)	(2)
Net increase (decrease) in net assets
resulting from operations	$(501)	$(106)	$—	$(2)	$(2)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	MFS VIT Utilities Series Portfolio - Service Class	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$68	$26
Expenses:
Mortality and expense risks and other charges	1	2	—	46	1
Total expenses	1	2	—	46	1
Net investment income (loss)	(1)	(2)	—	22	25

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	(13)	(1)	115	—
Capital gains distributions	—	80	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(5)	67	(1)	115	—
Net unrealized appreciation
(depreciation) of investments	13	(88)	(2)	(255)	(31)
Net realized and unrealized gain (loss)
on investments	8	(21)	(3)	(140)	(31)
Net increase (decrease) in net assets
resulting from operations	$7	$(23)	$(3)	$(118)	$(6)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives Portfolio - Class A	Voya Global Resources Portfolio - Adviser Class	Voya Global Resources Portfolio - Service Class	Voya Global Resources Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$98,731	$4,169	$889	$4,240	$192
Expenses:
Mortality and expense risks and other charges	53,913	2,938	226	851	46
Total expenses	53,913	2,938	226	851	46
Net investment income (loss)	44,818	1,231	663	3,389	146

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16,505	896	(13,054)	3,981	(3,069)
Capital gains distributions	—	6,597	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	16,505	7,493	(13,054)	3,981	(3,069)
Net unrealized appreciation
(depreciation) of investments	(103,378)	(17,177)	10,196	(14,744)	2,532
Net realized and unrealized gain (loss)
on investments	(86,873)	(9,684)	(2,858)	(10,763)	(537)
Net increase (decrease) in net assets
resulting from operations	$(42,055)	$(8,453)	$(2,195)	$(7,374)	$(391)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$24,489	$158	$—	$6,151
Expenses:
Mortality and expense risks and other charges	—	7,303	34,246	1	29,502
Total expenses	—	7,303	34,246	1	29,502
Net investment income (loss)	—	17,186	(34,088)	(1)	(23,351)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(2,403)	91,261	1	53,402
Capital gains distributions	—	—	198,955	8	167,139
Total realized gain (loss) on investments
and capital gains distributions	—	(2,403)	290,216	9	220,541
Net unrealized appreciation
(depreciation) of investments	(1)	(28,344)	(177,487)	(4)	(121,967)
Net realized and unrealized gain (loss)
on investments	(1)	(30,747)	112,729	5	98,574
Net increase (decrease) in net assets
resulting from operations	$(1)	$(13,561)	$78,641	$4	$75,223

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service 2 Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Liquid Assets Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$43	$1	$16,318	$363	$—
Expenses:
Mortality and expense risks and other charges	318	—	16,614	627	8,886
Total expenses	318	—	16,614	627	8,886
Net investment income (loss)	(275)	1	(296)	(264)	(8,886)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	196	—	21,801	(199)	—
Capital gains distributions	1,720	—	45,991	—	54
Total realized gain (loss) on investments
and capital gains distributions	1,916	—	67,792	(199)	54
Net unrealized appreciation
(depreciation) of investments	(903)	(3)	(131,802)	67	—
Net realized and unrealized gain (loss)
on investments	1,013	(3)	(64,010)	(132)	54
Net increase (decrease) in net assets
resulting from operations	$738	$(2)	$(64,306)	$(396)	$(8,832)
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Liquid Assets Portfolio - Service 2 Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$—	$454	$6,035	$62,001	$41,265
Expenses:
Mortality and expense risks and other charges	155	1,159	7,104	66,872	45,563
Total expenses	155	1,159	7,104	66,872	45,563
Net investment income (loss)	(155)	(705)	(1,069)	(4,871)	(4,298)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	7,497	213	186,850	115,176
Capital gains distributions	1	3,979	14,662	—	70,462
Total realized gain (loss) on investments
and capital gains distributions	1	11,476	14,875	186,850	185,638
Net unrealized appreciation
(depreciation) of investments	—	(12,014)	(23,440)	(314,283)	(260,599)
Net realized and unrealized gain (loss)
on investments	1	(538)	(8,565)	(127,433)	(74,961)
Net increase (decrease) in net assets
resulting from operations	$(154)	$(1,243)	$(9,634)	$(132,304)	$(79,259)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Retirement Moderate Portfolio - Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$11,704	$—	$2,766	$—	$3,147
Expenses:
Mortality and expense risks and other charges	23,819	—	3,711	—	1,788
Total expenses	23,819	—	3,711	—	1,788
Net investment income (loss)	(12,115)	—	(945)	—	1,359

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	45,493	—	(8,045)	(1)	3,325
Capital gains distributions	98,065	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	143,558	—	(8,045)	(1)	3,325
Net unrealized appreciation
(depreciation) of investments	(173,471)	(1)	31	1	(8,039)
Net realized and unrealized gain (loss)
on investments	(29,913)	(1)	(8,014)	—	(4,714)
Net increase (decrease) in net assets
resulting from operations	$(42,028)	$(1)	$(8,959)	$—	$(3,355)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service 2 Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service 2 Class	VY® DFA World Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$36	$—	$3,039	$209	$4,307
Expenses:
Mortality and expense risks and other charges	25	—	4,015	326	1,758
Total expenses	25	—	4,015	326	1,758
Net investment income (loss)	11	—	(976)	(117)	2,549

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	40	1	18,545	1,033	28,043
Capital gains distributions	—	—	—	—	16,141
Total realized gain (loss) on investments
and capital gains distributions	40	1	18,545	1,033	44,184
Net unrealized appreciation
(depreciation) of investments	(97)	2	(15,123)	(753)	(45,000)
Net realized and unrealized gain (loss)
on investments	(57)	3	3,422	280	(816)
Net increase (decrease) in net assets
resulting from operations	$(46)	$3	$2,446	$163	$1,733

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® FMR Diversified Mid Cap Portfolio - Adviser Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	VY® Franklin Income Portfolio - Adviser Class	VY® Franklin Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$898	$8	$—	$21,465
Expenses:
Mortality and expense risks and other charges	—	10,185	534	—	8,085
Total expenses	—	10,185	534	—	8,085
Net investment income (loss)	—	(9,287)	(526)	—	13,380

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	15,265	859	—	31,285
Capital gains distributions	—	101,741	5,154	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	117,006	6,013	—	31,285
Net unrealized appreciation
(depreciation) of investments	(1)	(124,482)	(6,356)	(6)	(80,691)
Net realized and unrealized gain (loss)
on investments	(1)	(7,476)	(343)	(6)	(49,406)
Net increase (decrease) in net assets
resulting from operations	$(1)	$(16,763)	$(869)	$(6)	$(36,026)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® Franklin Income Portfolio - Service 2 Class	VY® Franklin Mutual Shares Portfolio - Service Class	VY® Franklin Templeton Founding Strategy Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Adviser Class	VY® Invesco Growth and Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$407	$15,057	$49,401	$—	$12,584
Expenses:
Mortality and expense risks and other charges	169	2,059	8,725	—	6,725
Total expenses	169	2,059	8,725	—	6,725
Net investment income (loss)	238	12,998	40,676	—	5,859

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	337	(21,336)	73,388	(3)	8,827
Capital gains distributions	—	79,135	93,141	—	53,588
Total realized gain (loss) on investments
and capital gains distributions	337	57,799	166,529	(3)	62,415
Net unrealized appreciation
(depreciation) of investments	(1,298)	(68,565)	(212,078)	—	(85,524)
Net realized and unrealized gain (loss)
on investments	(961)	(10,766)	(45,549)	(3)	(23,109)
Net increase (decrease) in net assets
resulting from operations	$(723)	$2,232	$(4,873)	$(3)	$(17,250)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$1,258	$—	$4,430	$160	$—
Expenses:
Mortality and expense risks and other charges	758	—	6,552	294	—
Total expenses	758	—	6,552	294	—
Net investment income (loss)	500	—	(2,122)	(134)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	931	—	13,566	(1,239)	(4)
Capital gains distributions	5,663	—	24,420	1,057	—
Total realized gain (loss) on investments
and capital gains distributions	6,594	—	37,986	(182)	(4)
Net unrealized appreciation
(depreciation) of investments	(9,043)	(4)	(102,441)	(2,541)	(5)
Net realized and unrealized gain (loss)
on investments	(2,449)	(4)	(64,455)	(2,723)	(9)
Net increase (decrease) in net assets
resulting from operations	$(1,949)	$(4)	$(66,577)	$(2,857)	$(9)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$599	$16	$—	$5,812	$869
Expenses:
Mortality and expense risks and other charges	5,069	583	—	5,646	947
Total expenses	5,069	583	—	5,646	947
Net investment income (loss)	(4,470)	(567)	—	166	(78)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14,608	1,472	—	15,757	1,210
Capital gains distributions	33,993	3,775	—	35,162	5,763
Total realized gain (loss) on investments
and capital gains distributions	48,601	5,247	—	50,919	6,973
Net unrealized appreciation
(depreciation) of investments	(58,982)	(6,357)	—	(36,957)	(4,683)
Net realized and unrealized gain (loss)
on investments	(10,381)	(1,110)	—	13,962	2,290
Net increase (decrease) in net assets
resulting from operations	$(14,851)	$(1,677)	$—	$14,128	$2,212

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$43	$34,659	$806	$2	$11,983
Expenses:
Mortality and expense risks and other charges	7	47,654	1,353	—	10,303
Total expenses	7	47,654	1,353	—	10,303
Net investment income (loss)	36	(12,995)	(547)	2	1,680

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	28,346	1,121	—	22,610
Capital gains distributions	—	352,023	9,630	—	72,446
Total realized gain (loss) on investments
and capital gains distributions	—	380,369	10,751	—	95,056
Net unrealized appreciation
(depreciation) of investments	(26)	(272,328)	(7,753)	(3)	(148,616)
Net realized and unrealized gain (loss)
on investments	(26)	108,041	2,998	(3)	(53,560)
Net increase (decrease) in net assets
resulting from operations	$10	$95,046	$2,451	$(1)	$(51,880)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$431	$—	$1,536	$5,868	$104
Expenses:
Mortality and expense risks and other charges	403	—	2,902	3,849	76
Total expenses	403	—	2,902	3,849	76
Net investment income (loss)	28	—	(1,366)	2,019	28

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(27)	—	(435)	772	127
Capital gains distributions	2,738	—	—	6,428	124
Total realized gain (loss) on investments
and capital gains distributions	2,711	—	(435)	7,200	251
Net unrealized appreciation
(depreciation) of investments	(4,747)	—	(3,988)	(28,729)	(626)
Net realized and unrealized gain (loss)
on investments	(2,036)	—	(4,423)	(21,529)	(375)
Net increase (decrease) in net assets
resulting from operations	$(2,008)	$—	$(5,789)	$(19,510)	$(347)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Diversified International Fund - Class R	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2015 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1	$190	$—	$—	$528
Expenses:
Mortality and expense risks and other charges	1	23	—	47	85
Total expenses	1	23	—	47	85
Net investment income (loss)	—	167	—	(47)	443

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(203)	—	(143)	985
Capital gains distributions	—	211	—	—	1,379
Total realized gain (loss) on investments
and capital gains distributions	(1)	8	—	(143)	2,364
Net unrealized appreciation
(depreciation) of investments	(1)	(186)	(1)	(71)	(2,639)
Net realized and unrealized gain (loss)
on investments	(2)	(178)	(1)	(214)	(275)
Net increase (decrease) in net assets
resulting from operations	$(2)	$(11)	$(1)	$(261)	$168

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$—	$547	$—	$284	$—
Expenses:
Mortality and expense risks and other charges	—	185	—	98	—
Total expenses	—	185	—	98	—
Net investment income (loss)	—	362	—	186	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	407	—	178	—
Capital gains distributions	—	1,741	—	1,038	—
Total realized gain (loss) on investments
and capital gains distributions	—	2,148	—	1,216	—
Net unrealized appreciation
(depreciation) of investments	—	(2,673)	—	(1,531)	—
Net realized and unrealized gain (loss)
on investments	—	(525)	—	(315)	—
Net increase (decrease) in net assets
resulting from operations	$—	$(163)	$—	$(129)	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Adviser Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$30	$—	$—	$162	$—
Expenses:
Mortality and expense risks and other charges	12	—	—	109	4,634
Total expenses	12	—	—	109	4,634
Net investment income (loss)	18	—	—	53	(4,634)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	—	—	315	(2,297)
Capital gains distributions	143	—	—	210	—
Total realized gain (loss) on investments
and capital gains distributions	146	—	—	525	(2,297)
Net unrealized appreciation
(depreciation) of investments	(184)	—	(1)	(878)	(27,536)
Net realized and unrealized gain (loss)
on investments	(38)	—	(1)	(353)	(29,833)
Net increase (decrease) in net assets
resulting from operations	$(20)	$—	$(1)	$(300)	$(34,467)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$—	$32	$—	$929	$—
Expenses:
Mortality and expense risks and other charges	—	21	—	6,754	1
Total expenses	—	21	—	6,754	1
Net investment income (loss)	—	11	—	(5,825)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	52	(2)	37,163	—
Capital gains distributions	—	389	1	29,241	—
Total realized gain (loss) on investments
and capital gains distributions	—	441	(1)	66,404	—
Net unrealized appreciation
(depreciation) of investments	—	(508)	(4)	(85,212)	20
Net realized and unrealized gain (loss)
on investments	—	(67)	(5)	(18,808)	20
Net increase (decrease) in net assets
resulting from operations	$—	$(56)	$(5)	$(24,633)	$19

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$2,397	$—	$385	$5,315	$2
Expenses:
Mortality and expense risks and other charges	5,001	—	2,109	4,289	—
Total expenses	5,001	—	2,109	4,289	—
Net investment income (loss)	(2,604)	—	(1,724)	1,026	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	15,642	—	10,879	23,549	—
Capital gains distributions	31,484	—	—	—	1
Total realized gain (loss) on investments
and capital gains distributions	47,126	—	10,879	23,549	1
Net unrealized appreciation
(depreciation) of investments	(40,656)	(2)	(14,162)	(42,750)	(4)
Net realized and unrealized gain (loss)
on investments	6,470	(2)	(3,283)	(19,201)	(3)
Net increase (decrease) in net assets
resulting from operations	$3,866	$(2)	$(5,007)	$(18,175)	$(1)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$29	$13,620	$8,515	$1	$1,008
Expenses:
Mortality and expense risks and other charges	11	12,307	8,027	—	3,099
Total expenses	11	12,307	8,027	—	3,099
Net investment income (loss)	18	1,313	488	1	(2,091)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	119	33,398	465	(5)	13,211
Capital gains distributions	102	55,458	36,840	—	24,243
Total realized gain (loss) on investments
and capital gains distributions	221	88,856	37,305	(5)	37,454
Net unrealized appreciation
(depreciation) of investments	(272)	(117,627)	(56,419)	(4)	(43,155)
Net realized and unrealized gain (loss)
on investments	(51)	(28,771)	(19,114)	(9)	(5,701)
Net increase (decrease) in net assets
resulting from operations	$(33)	$(27,458)	$(18,626)	$(8)	$(7,792)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$—	$58	$2,120	$—	$—
Expenses:
Mortality and expense risks and other charges	1	48	2,763	89	2
Total expenses	1	48	2,763	89	2
Net investment income (loss)	(1)	10	(643)	(89)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	164	6,071	471	—
Capital gains distributions	—	301	13,143	1,259	—
Total realized gain (loss) on investments
and capital gains distributions	—	465	19,214	1,730	—
Net unrealized appreciation
(depreciation) of investments	(4)	(331)	(17,105)	(1,583)	32
Net realized and unrealized gain (loss)
on investments	(4)	134	2,109	147	32
Net increase (decrease) in net assets
resulting from operations	$(5)	$144	$1,466	$58	$30

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Growth Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$—	$1	$18,774	$59	$18
Expenses:
Mortality and expense risks and other charges	4,886	—	9,337	22	9
Total expenses	4,886	—	9,337	22	9
Net investment income (loss)	(4,886)	1	9,437	37	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14,418	—	18,139	104	(3)
Capital gains distributions	42,725	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	57,143	—	18,139	104	(3)
Net unrealized appreciation
(depreciation) of investments	(31,583)	(5)	(51,267)	(177)	(29)
Net realized and unrealized gain (loss)
on investments	25,560	(5)	(33,128)	(73)	(32)
Net increase (decrease) in net assets
resulting from operations	$20,674	$(4)	$(23,691)	$(36)	$(23)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Strategic Allocation Moderate Portfolio - Class S	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Euro STOXX 50® Index Portfolio - Class A
Net investment income (loss)
Investment income:
Dividends	$32	$17,391	$16	$10,936	$1,004
Expenses:
Mortality and expense risks and other charges	12	20,148	11	11,411	583
Total expenses	12	20,148	11	11,411	583
Net investment income (loss)	20	(2,757)	5	(475)	421

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	29	49,188	17	39,229	(1,220)
Capital gains distributions	—	52,005	36	28,898	—
Total realized gain (loss) on investments
and capital gains distributions	29	101,193	53	68,127	(1,220)
Net unrealized appreciation
(depreciation) of investments	(71)	(136,136)	(76)	(87,750)	(1,867)
Net realized and unrealized gain (loss)
on investments	(42)	(34,943)	(23)	(19,623)	(3,087)
Net increase (decrease) in net assets
resulting from operations	$(22)	$(37,700)	$(18)	$(20,098)	$(2,666)
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya FTSE 100® Index Portfolio - Class A	Voya Global Value Advantage Portfolio - Class A	Voya Global Value Advantage Portfolio - Class S	Voya Global Value Advantage Portfolio - Class T	Voya Hang Seng Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$369	$—	$2,151	$393	$1,026
Expenses:
Mortality and expense risks and other charges	105	—	7,251	873	629
Total expenses	105	—	7,251	873	629
Net investment income (loss)	264	—	(5,100)	(480)	397

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(307)	—	26,697	(112)	264
Capital gains distributions	159	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(148)	—	26,697	(112)	264
Net unrealized appreciation
(depreciation) of investments	(755)	—	(53,172)	(3,484)	(3,559)
Net realized and unrealized gain (loss)
on investments	(903)	—	(26,475)	(3,596)	(3,295)
Net increase (decrease) in net assets
resulting from operations	$(639)	$—	$(31,575)	$(4,076)	$(2,898)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$1,545	$698	$510	$23,277	$1,165
Expenses:
Mortality and expense risks and other charges	1,799	1,747	1,360	14,709	706
Total expenses	1,799	1,747	1,360	14,709	706
Net investment income (loss)	(254)	(1,049)	(850)	8,568	459

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6,324	3,292	4,238	(2,792)	1,935
Capital gains distributions	—	14,778	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	6,324	18,070	4,238	(2,792)	1,935
Net unrealized appreciation
(depreciation) of investments	(7,007)	(20,252)	(7,072)	(26,906)	(3,024)
Net realized and unrealized gain (loss)
on investments	(683)	(2,182)	(2,834)	(29,698)	(1,089)
Net increase (decrease) in net assets
resulting from operations	$(937)	$(3,231)	$(3,684)	$(21,130)	$(630)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Japan TOPIX® Index Portfolio - Class A	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$176	$2,142	$5,827	$—	$1,653
Expenses:
Mortality and expense risks and other charges	345	3,997	7,041	—	2,941
Total expenses	345	3,997	7,041	—	2,941
Net investment income (loss)	(169)	(1,855)	(1,214)	—	(1,288)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	33	26,198	44,637	—	9,626
Capital gains distributions	234	—	—	—	1,496
Total realized gain (loss) on investments
and capital gains distributions	267	26,198	44,637	—	11,122
Net unrealized appreciation
(depreciation) of investments	(49)	(13,407)	(43,408)	(2)	(21,593)
Net realized and unrealized gain (loss)
on investments	218	12,791	1,229	(2)	(10,471)
Net increase (decrease) in net assets
resulting from operations	$49	$10,936	$15	$(2)	$(11,759)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class A	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class A	Voya Russell™ Small Cap Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$1,888	$—	$2,478	$—	$1,806
Expenses:
Mortality and expense risks and other charges	5,011	—	3,937	—	3,668
Total expenses	5,011	—	3,937	—	3,668
Net investment income (loss)	(3,123)	—	(1,459)	—	(1,862)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	32,337	—	14,694	—	8,379
Capital gains distributions	—	—	18,455	—	18,966
Total realized gain (loss) on investments
and capital gains distributions	32,337	—	33,149	—	27,345
Net unrealized appreciation
(depreciation) of investments	(36,035)	(4)	(42,142)	(6)	(38,768)
Net realized and unrealized gain (loss)
on investments	(3,698)	(4)	(8,993)	(6)	(11,423)
Net increase (decrease) in net assets
resulting from operations	$(6,821)	$(4)	$(10,452)	$(6)	$(13,285)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S	Voya International Value Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class A	Voya MidCap Opportunities Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$227	$4,767	$22	$—	$—
Expenses:
Mortality and expense risks and other charges	1,579	3,948	11	—	8,049
Total expenses	1,579	3,948	11	—	8,049
Net investment income (loss)	(1,352)	819	11	—	(8,049)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,608	(2,142)	520	—	14,740
Capital gains distributions	13,341	480	—	14	67,587
Total realized gain (loss) on investments
and capital gains distributions	15,949	(1,662)	520	14	82,327
Net unrealized appreciation
(depreciation) of investments	(17,057)	(3,204)	(339)	(14)	(79,718)
Net realized and unrealized gain (loss)
on investments	(1,108)	(4,866)	181	—	2,609
Net increase (decrease) in net assets
resulting from operations	$(2,460)	$(4,047)	$192	$—	$(5,440)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class A	Voya SmallCap Opportunities Portfolio - Class S	Wells Fargo VT Omega Growth Fund - Class 2	Wells Fargo VT Index Asset Allocation Fund - Class 2	Wells Fargo VT Intrinsic Value Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$14	$6
Expenses:
Mortality and expense risks and other charges	—	894	22	24	13
Total expenses	—	894	22	24	13
Net investment income (loss)	—	(894)	(22)	(10)	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	2,791	23	31	18
Capital gains distributions	21	5,047	192	—	97
Total realized gain (loss) on investments
and capital gains distributions	20	7,838	215	31	115
Net unrealized appreciation
(depreciation) of investments	(27)	(8,035)	(199)	(27)	(122)
Net realized and unrealized gain (loss)
on investments	(7)	(197)	16	4	(7)
Net increase (decrease) in net assets
resulting from operations	$(7)	$(1,091)	$(6)	$(6)	$(14)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Wells Fargo VT Small Cap Growth Fund - Class 2	Wells Fargo VT Total Return Bond Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$—	$6
Expenses:
Mortality and expense risks and other charges	4	8
Total expenses	4	8
Net investment income (loss)	(4)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	10
Capital gains distributions	28	—
Total realized gain (loss) on investments
and capital gains distributions	41	10
Net unrealized appreciation
(depreciation) of investments	(45)	(15)
Net realized and unrealized gain (loss)
on investments	(4)	(5)
Net increase (decrease) in net assets
resulting from operations	$(8)	$(7)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	Bond Fund - Class 4	Capital Income Builder Fund - Class 4
Net assets at January 1, 2014	$19,078	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(299)	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	1,368	—	—	—
Net unrealized appreciation (depreciation)
of investments	9	—	—	—
Net increase (decrease) in net assets resulting from
operations	1,078	—	—	—
Changes from principal transactions:
Premiums	(1)	—	—	—
Death benefits	(325)	—	—	—
Surrenders and withdrawals	(3,394)	—	—	—
Contract charges	(117)	—	—	—
Cost of insurance and administrative charges	(5)	—	—	—
Transfers between Divisions
(including fixed account), net	(573)	—	—	—
Increase (decrease) in net assets derived from
principal transactions	(4,415)	—	—	—
Total increase (decrease) in net assets	(3,337)	—	—	—
Net assets at December 31, 2014	15,741	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(170)	—	4	1
Total realized gain (loss) on investments
and capital gains distributions	5,709	—	—	—
Net unrealized appreciation (depreciation)
of investments	(5,005)	—	(5)	(2)
Net increase (decrease) in net assets resulting from
operations	534	—	(1)	(1)
Changes from principal transactions:
Premiums	—	2	487	222
Death benefits	(207)	0	—	—
Surrenders and withdrawals	(1,073)	—	—	(2)
Contract charges	(61)	—	—	—
Cost of insurance and administrative charges	(3)	—	—	—
Transfers between Divisions
(including fixed account), net	(14,931)	5	11	19
Increase (decrease) in net assets derived from
principal transactions	(16,275)	7	498	239
Total increase (decrease) in net assets	(15,741)	7	497	238
Net assets at December 31, 2015	$—	$7	$497	$238

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Global Growth Fund - Class 4	Growth Fund - Class 4	International Fund - Class 4	New World Fund - Class 4
Net assets at January 1, 2014	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation)
of investments	—	—	—	—
Net increase (decrease) in net assets resulting from
operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Death benefits	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	—	—	—	—
Increase (decrease) in net assets derived from
principal transactions	—	—	—	—
Total increase (decrease) in net assets	—	—	—	—
Net assets at December 31, 2014	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	4	3	1
Total realized gain (loss) on investments
and capital gains distributions	(2)	(1)	—	(1)
Net unrealized appreciation (depreciation)
of investments	(1)	8	(9)	1
Net increase (decrease) in net assets resulting from
operations	—	11	(6)	1
Changes from principal transactions:
Premiums	346	678	272	271
Death benefits	—	—	—	—
Surrenders and withdrawals	(4)	(1)	—	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(33)	29	15	1
Increase (decrease) in net assets derived from
principal transactions	309	706	287	272
Total increase (decrease) in net assets	309	717	281	273
Net assets at December 31, 2015	$309	$717	$281	$273

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	BlackRock Equity Dividend V.I. Fund - Class III	BlackRock Global Allocation V.I. Fund - Class III	BlackRock High Yield V.I. Fund - Class III	BlackRock iShares Alternative Strategies V.I. Fund - Class III
Net assets at January 1, 2014	$—	$1,103,143	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4,256	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	116,315	—	—
Net unrealized appreciation (depreciation)
of investments	—	(118,210)	—	—
Net increase (decrease) in net assets resulting from
operations	—	2,361	—	—
Changes from principal transactions:
Premiums	—	6,493	—	—
Death benefits	—	(9,401)	—	—
Surrenders and withdrawals	—	(91,617)	—	—
Contract charges	—	(9,097)	—	—
Cost of insurance and administrative charges	—	(141)	—	—
Transfers between Divisions
(including fixed account), net	—	10,113	—	—
Increase (decrease) in net assets derived from
principal transactions	—	(93,650)	—	—
Total increase (decrease) in net assets	—	(91,289)	—	—
Net assets at December 31, 2014	—	1,011,854	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(6,435)	1	—
Total realized gain (loss) on investments
and capital gains distributions	17	62,003	1	—
Net unrealized appreciation (depreciation)
of investments	(12)	(77,945)	(7)	—
Net increase (decrease) in net assets resulting from
operations	7	(22,377)	(5)	—
Changes from principal transactions:
Premiums	332	5,778	98	8
Death benefits	—	(8,996)	—	—
Surrenders and withdrawals	(16)	(74,127)	—	—
Contract charges	—	(7,917)	—	—
Cost of insurance and administrative charges	—	(123)	—	—
Transfers between Divisions
(including fixed account), net	46	(71,932)	25	—
Increase (decrease) in net assets derived from
principal transactions	362	(157,317)	123	8
Total increase (decrease) in net assets	369	(179,694)	118	8
Net assets at December 31, 2015	$369	$832,160	$118	$8

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	BlackRock iShares Dynamic Allocation V.I. Fund - Class III	Columbia Asset Allocation Fund, Variable Series - Class A	Columbia Small Cap Value Fund, Variable Series - Class B	Columbia Small Company Growth Fund, Variable Series - Class A
Net assets at January 1, 2014	$—	$315	$147,852	$32

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3	(1,775)	—
Total realized gain (loss) on investments
and capital gains distributions	—	7	15,831	1
Net unrealized appreciation (depreciation)
of investments	—	16	(12,581)	(2)
Net increase (decrease) in net assets resulting from
operations	—	26	1,475	(1)
Changes from principal transactions:
Premiums	—	—	20	—
Death benefits	—	—	(1,560)	—
Surrenders and withdrawals	—	(8)	(20,537)	(1)
Contract charges	—	—	(1,054)	—
Cost of insurance and administrative charges	—	—	(39)	—
Transfers between Divisions
(including fixed account), net	—	—	(2,705)	(1)
Increase (decrease) in net assets derived from
principal transactions	—	(8)	(25,875)	(2)
Total increase (decrease) in net assets	—	18	(24,400)	(3)
Net assets at December 31, 2014	—	333	123,452	29

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2	(1,363)	—
Total realized gain (loss) on investments
and capital gains distributions	—	34	4,436	2
Net unrealized appreciation (depreciation)
of investments	(1)	(37)	(11,511)	—
Net increase (decrease) in net assets resulting from
operations	(1)	(1)	(8,438)	2
Changes from principal transactions:
Premiums	21	—	7	—
Death benefits	—	—	(1,303)	—
Surrenders and withdrawals	—	(23)	(15,038)	(1)
Contract charges	—	—	(888)	—
Cost of insurance and administrative charges	—	—	(32)	—
Transfers between Divisions
(including fixed account), net	—	—	(1,691)	(1)
Increase (decrease) in net assets derived from
principal transactions	21	(23)	(18,945)	(2)
Total increase (decrease) in net assets	20	(24)	(27,383)	—
Net assets at December 31, 2015	$20	$309	$96,069	$29

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Columbia VP Large Cap Growth Fund - Class 1	Deutsche Alternative Asset Allocation VIP - Class B	Deutsche High Income VIP - Class B	Eaton Vance VT Floating-Rate Income Fund - Initial Class
Net assets at January 1, 2014	$336	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	5	—	—	—
Net unrealized appreciation (depreciation)
of investments	41	—	—	—
Net increase (decrease) in net assets resulting from
operations	41	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Death benefits	—	—	—	—
Surrenders and withdrawals	(11)	—	—	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	—	—	—	—
Increase (decrease) in net assets derived from
principal transactions	(11)	—	—	—
Total increase (decrease) in net assets	30	—	—	—
Net assets at December 31, 2014	366	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	—	—	9
Total realized gain (loss) on investments
and capital gains distributions	11	—	—	(2)
Net unrealized appreciation (depreciation)
of investments	22	—	(1)	(37)
Net increase (decrease) in net assets resulting from
operations	27	—	(1)	(30)
Changes from principal transactions:
Premiums	—	3	38	1,741
Death benefits	(25)	—	—	—
Surrenders and withdrawals	(1)	—	—	(17)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	6	(1)	—	(239)
Increase (decrease) in net assets derived from
principal transactions	(20)	2	38	1,485
Total increase (decrease) in net assets	7	2	37	1,455
Net assets at December 31, 2015	$373	$2	$37	$1,455

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Eaton Vance VT Large-Cap Value Fund - Initial Class	Fidelity® VIP Equity-Income Portfolio - Service Class 2	Fidelity® VIP Strategic Income Portfolio - Service Class 2	Franklin Small Cap Value VIP Fund - Class 2
Net assets at January 1, 2014	$—	$170,991	$—	$12,932

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,249	—	(56)
Total realized gain (loss) on investments
and capital gains distributions	—	(643)	—	1,916
Net unrealized appreciation (depreciation)
of investments	—	10,012	—	(1,942)
Net increase (decrease) in net assets resulting from
operations	—	10,618	—	(82)
Changes from principal transactions:
Premiums	—	49	—	49
Death benefits	—	(2,073)	—	(62)
Surrenders and withdrawals	—	(23,160)	—	(992)
Contract charges	—	(1,046)	—	(57)
Cost of insurance and administrative charges	—	(37)	—	(1)
Transfers between Divisions
(including fixed account), net	—	(3,230)	—	(219)
Increase (decrease) in net assets derived from
principal transactions	—	(29,497)	—	(1,282)
Total increase (decrease) in net assets	—	(18,879)	—	(1,364)
Net assets at December 31, 2014	—	152,112	—	11,568

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1,408)	11	(46)
Total realized gain (loss) on investments
and capital gains distributions	(1)	12,984	1	2,836
Net unrealized appreciation (depreciation)
of investments	1	(11,808)	(18)	(3,649)
Net increase (decrease) in net assets resulting from
operations	—	(232)	(6)	(859)
Changes from principal transactions:
Premiums	89	257	468	119
Death benefits	—	(1,462)	—	(70)
Surrenders and withdrawals	—	(11,929)	—	(1,401)
Contract charges	—	(569)	—	(52)
Cost of insurance and administrative charges	—	(20)	—	(1)
Transfers between Divisions
(including fixed account), net	2	(138,157)	24	(421)
Increase (decrease) in net assets derived from
principal transactions	91	(151,880)	492	(1,826)
Total increase (decrease) in net assets	91	(152,112)	486	(2,685)
Net assets at December 31, 2015	$91	$—	$486	$8,883

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Franklin Strategic Income VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Energy
Net assets at January 1, 2014	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation)
of investments	—	—	—	—
Net increase (decrease) in net assets resulting from
operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Death benefits	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	—	—	—	—
Increase (decrease) in net assets derived from
principal transactions	—	—	—	—
Total increase (decrease) in net assets	—	—	—	—
Net assets at December 31, 2014	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	(1)	(4)	—
Net unrealized appreciation (depreciation)
of investments	(3)	2	(6)	(12)
Net increase (decrease) in net assets resulting from
operations	(3)	—	(10)	(12)
Changes from principal transactions:
Premiums	231	688	380	118
Death benefits	—	—	—	—
Surrenders and withdrawals	(2)	(7)	—	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	33	47	(90)	16
Increase (decrease) in net assets derived from
principal transactions	262	728	290	134
Total increase (decrease) in net assets	259	728	280	122
Net assets at December 31, 2015	$259	$728	$280	$122
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Ivy Funds VIP High Income	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth
Net assets at January 1, 2014	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation)
of investments	—	—	—	—
Net increase (decrease) in net assets resulting from
operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Death benefits	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	—	—	—	—
Increase (decrease) in net assets derived from
principal transactions	—	—	—	—
Total increase (decrease) in net assets	—	—	—	—
Net assets at December 31, 2014	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	—	—	—
Net unrealized appreciation (depreciation)
of investments	(12)	(6)	(1)	(1)
Net increase (decrease) in net assets resulting from
operations	(13)	(6)	(1)	(1)
Changes from principal transactions:
Premiums	196	289	265	19
Death benefits	—	—	—	—
Surrenders and withdrawals	(6)	—	—	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	54	21	30	1
Increase (decrease) in net assets derived from
principal transactions	244	310	295	20
Total increase (decrease) in net assets	231	304	294	19
Net assets at December 31, 2015	$231	$304	$294	$19

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Service Shares	Janus Aspen Series Flexible Bond Portfolio - Service Shares	ClearBridge Variable Large Cap Value Portfolio - Class I	Western Asset Core Plus VIT Portfolio - Class I
Net assets at January 1, 2014	$—	$—	$88	$70

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	1	4
Total realized gain (loss) on investments
and capital gains distributions	—	—	8	1
Net unrealized appreciation (depreciation)
of investments	—	—	1	(6)
Net increase (decrease) in net assets resulting from
operations	—	—	10	(1)
Changes from principal transactions:
Premiums	—	—	—	—
Death benefits	—	—	—	—
Surrenders and withdrawals	—	—	(6)	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	—	—	(2)	—
Increase (decrease) in net assets derived from
principal transactions	—	—	(8)	—
Total increase (decrease) in net assets	—	—	2	(1)
Net assets at December 31, 2014	—	—	90	69

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	2	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	—	16	4
Net unrealized appreciation (depreciation)
of investments	6	(6)	(14)	(4)
Net increase (decrease) in net assets resulting from
operations	6	(4)	1	—
Changes from principal transactions:
Premiums	436	450	—	—
Death benefits	—	—	—	—
Surrenders and withdrawals	(1)	—	(3)	(11)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	72	7	(88)	1
Increase (decrease) in net assets derived from
principal transactions	507	457	(91)	(10)
Total increase (decrease) in net assets	513	453	(90)	(10)
Net assets at December 31, 2015	$513	$453	$—	$59

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Oppenheimer International Growth Fund/VA - Service Shares	Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	PIMCO All Asset Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Administrative Class
Net assets at January 1, 2014	$—	$2,150	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(8)	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	559	—	—
Net unrealized appreciation (depreciation)
of investments	—	(335)	—	—
Net increase (decrease) in net assets resulting from
operations	—	216	—	—
Changes from principal transactions:
Premiums	—	6	—	—
Death benefits	—	(2)	—	—
Surrenders and withdrawals	—	(289)	—	—
Contract charges	—	(11)	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	—	136	—	—
Increase (decrease) in net assets derived from
principal transactions	—	(160)	—	—
Total increase (decrease) in net assets	—	56	—	—
Net assets at December 31, 2014	—	2,206	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(8)	—	8
Total realized gain (loss) on investments
and capital gains distributions	—	469	—	—
Net unrealized appreciation (depreciation)
of investments	3	(613)	—	(6)
Net increase (decrease) in net assets resulting from
operations	3	(152)	—	2
Changes from principal transactions:
Premiums	216	8	1	395
Death benefits	—	(12)	—	—
Surrenders and withdrawals	—	(201)	—	(1)
Contract charges	—	(12)	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	9	134	—	14
Increase (decrease) in net assets derived from
principal transactions	225	(83)	1	408
Total increase (decrease) in net assets	228	(235)	1	410
Net assets at December 31, 2015	$228	$1,971	$1	$410

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	PIMCO Real Return Portfolio - Administrative Class	PIMCO Short-Term Portfolio - Administrative Class	PIMCO Total Return Portfolio - Administrative Class	Pioneer Equity Income VCT Portfolio - Class II
Net assets at January 1, 2014	$8,362	$—	$—	$14,814

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	—	—	239
Total realized gain (loss) on investments
and capital gains distributions	(48)	—	—	462
Net unrealized appreciation (depreciation)
of investments	213	—	—	909
Net increase (decrease) in net assets resulting from
operations	196	—	—	1,610
Changes from principal transactions:
Premiums	12	—	—	128
Death benefits	(22)	—	—	(3)
Surrenders and withdrawals	(1,152)	—	—	(1,409)
Contract charges	(24)	—	—	(59)
Cost of insurance and administrative charges	—	—	—	(1)
Transfers between Divisions
(including fixed account), net	(526)	—	—	(251)
Increase (decrease) in net assets derived from
principal transactions	(1,712)	—	—	(1,595)
Total increase (decrease) in net assets	(1,516)	—	—	15
Net assets at December 31, 2014	6,846	—	—	14,829

Increase (decrease) in net assets
Operations:
Net investment income (loss)	161	2	71	36
Total realized gain (loss) on investments
and capital gains distributions	(162)	1	19	6,060
Net unrealized appreciation (depreciation)
of investments	(210)	(2)	(99)	(5,853)
Net increase (decrease) in net assets resulting from
operations	(211)	1	(9)	243
Changes from principal transactions:
Premiums	9	1,102	2,842	62
Death benefits	(92)	—	—	(30)
Surrenders and withdrawals	(906)	—	(121)	(942)
Contract charges	(21)	—	—	(36)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(436)	(14)	(270)	(14,126)
Increase (decrease) in net assets derived from
principal transactions	(1,446)	1,088	2,451	(15,072)
Total increase (decrease) in net assets	(1,657)	1,089	2,442	(14,829)
Net assets at December 31, 2015	$5,189	$1,089	$2,442	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	ProFund VP Bull	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity	Putnam VT American Government Income Fund - Class 1B
Net assets at January 1, 2014	$12,351	$6,458	$5,347	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(196)	(30)	(75)	—
Total realized gain (loss) on investments
and capital gains distributions	936	(411)	(1,718)	—
Net unrealized appreciation (depreciation)
of investments	219	(93)	185	—
Net increase (decrease) in net assets resulting from
operations	959	(534)	(1,608)	—
Changes from principal transactions:
Premiums	(1)	1	2	—
Death benefits	(155)	(80)	(104)	—
Surrenders and withdrawals	(2,449)	(1,296)	(623)	—
Contract charges	(76)	(40)	(27)	—
Cost of insurance and administrative charges	(5)	(2)	(1)	—
Transfers between Divisions
(including fixed account), net	(350)	(68)	606	—
Increase (decrease) in net assets derived from
principal transactions	(3,036)	(1,485)	(147)	—
Total increase (decrease) in net assets	(2,077)	(2,019)	(1,755)	—
Net assets at December 31, 2014	10,274	4,439	3,592	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(173)	119	(56)	—
Total realized gain (loss) on investments
and capital gains distributions	401	(39)	(1,865)	—
Net unrealized appreciation (depreciation)
of investments	(442)	(581)	1,815	—
Net increase (decrease) in net assets resulting from
operations	(214)	(501)	(106)	—
Changes from principal transactions:
Premiums	1	—	—	98
Death benefits	(36)	(26)	(51)	—
Surrenders and withdrawals	(842)	(419)	(394)	—
Contract charges	(68)	(30)	(22)	—
Cost of insurance and administrative charges	(5)	(2)	(1)	—
Transfers between Divisions
(including fixed account), net	(42)	(38)	(75)	23
Increase (decrease) in net assets derived from
principal transactions	(992)	(515)	(543)	121
Total increase (decrease) in net assets	(1,206)	(1,016)	(649)	121
Net assets at December 31, 2015	$9,068	$3,423	$2,943	$121

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Putnam VT Income Fund - Class 1B	Putnam VT Small Cap Value Fund - Class 1B	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II
Net assets at January 1, 2014	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation)
of investments	—	—	—	—
Net increase (decrease) in net assets resulting from
operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Death benefits	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	—	—	—	—
Increase (decrease) in net assets derived from
principal transactions	—	—	—	—
Total increase (decrease) in net assets	—	—	—	—
Net assets at December 31, 2014	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(1)	(2)
Total realized gain (loss) on investments
and capital gains distributions	—	—	(5)	67
Net unrealized appreciation (depreciation)
of investments	(2)	(2)	13	(88)
Net increase (decrease) in net assets resulting from
operations	(2)	(2)	7	(23)
Changes from principal transactions:
Premiums	263	80	624	1,155
Death benefits	—	—	—	—
Surrenders and withdrawals	—	—	—	(12)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	62	—	(73)	(2)
Increase (decrease) in net assets derived from
principal transactions	325	80	551	1,141
Total increase (decrease) in net assets	323	78	558	1,118
Net assets at December 31, 2015	$323	$78	$558	$1,118

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	MFS VIT Utilities Series Portfolio - Service Class	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class A	Voya Intermediate Bond Portfolio - Class S
Net assets at January 1, 2014	$—	$4,807	$—	$1,106,841

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	12	—	52,890
Total realized gain (loss) on investments
and capital gains distributions	—	99	—	61,410
Net unrealized appreciation (depreciation)
of investments	—	98	—	6,506
Net increase (decrease) in net assets resulting from
operations	—	209	—	120,806
Changes from principal transactions:
Premiums	—	4	—	16,523
Death benefits	—	(22)	—	(38,922)
Surrenders and withdrawals	—	(856)	—	(316,938)
Contract charges	—	(8)	—	(22,577)
Cost of insurance and administrative charges	—	(1)	—	(514)
Transfers between Divisions
(including fixed account), net	—	46	—	2,511,323
Increase (decrease) in net assets derived from
principal transactions	—	(837)	—	2,148,895
Total increase (decrease) in net assets	—	(628)	—	2,269,701
Net assets at December 31, 2014	—	4,179	—	3,376,542

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	22	25	44,818
Total realized gain (loss) on investments
and capital gains distributions	(1)	115	—	16,505
Net unrealized appreciation (depreciation)
of investments	(2)	(255)	(31)	(103,378)
Net increase (decrease) in net assets resulting from
operations	(3)	(118)	(6)	(42,055)
Changes from principal transactions:
Premiums	44	4	819	18,182
Death benefits	—	(344)	—	(45,219)
Surrenders and withdrawals	—	(278)	—	(317,520)
Contract charges	—	(7)	—	(24,824)
Cost of insurance and administrative charges	—	—	—	(543)
Transfers between Divisions
(including fixed account), net	4	48	48	10,195
Increase (decrease) in net assets derived from
principal transactions	48	(577)	867	(359,729)
Total increase (decrease) in net assets	45	(695)	861	(401,784)
Net assets at December 31, 2015	$45	$3,484	$861	$2,974,758

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Global Perspectives Portfolio - Class A	Voya Global Resources Portfolio - Adviser Class	Voya Global Resources Portfolio - Service Class	Voya Global Resources Portfolio - Service 2 Class
Net assets at January 1, 2014	$24,351	$74,575	$380,095	$20,189

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,834)	(807)	(2,732)	(187)
Total realized gain (loss) on investments
and capital gains distributions	1,404	551	(6,987)	(243)
Net unrealized appreciation (depreciation)
of investments	6,242	(14,271)	(30,344)	(1,634)
Net increase (decrease) in net assets resulting from
operations	4,812	(14,527)	(40,063)	(2,064)
Changes from principal transactions:
Premiums	872	627	108	1
Death benefits	(1,702)	(348)	(3,951)	(132)
Surrenders and withdrawals	(19,745)	(9,293)	(42,865)	(3,152)
Contract charges	(1,619)	(717)	(2,797)	(169)
Cost of insurance and administrative charges	(24)	(14)	(94)	(4)
Transfers between Divisions
(including fixed account), net	188,150	26,291	(9,411)	(32)
Increase (decrease) in net assets derived from
principal transactions	165,932	16,546	(59,010)	(3,488)
Total increase (decrease) in net assets	170,744	2,019	(99,073)	(5,552)
Net assets at December 31, 2014	195,095	76,594	281,022	14,637

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,231	663	3,389	146
Total realized gain (loss) on investments
and capital gains distributions	7,493	(13,054)	3,981	(3,069)
Net unrealized appreciation (depreciation)
of investments	(17,177)	10,196	(14,744)	2,532
Net increase (decrease) in net assets resulting from
operations	(8,453)	(2,195)	(7,374)	(391)
Changes from principal transactions:
Premiums	1,605	70	7	1
Death benefits	(2,443)	(72)	(723)	—
Surrenders and withdrawals	(21,816)	(972)	(4,904)	(347)
Contract charges	(1,723)	(115)	(391)	(24)
Cost of insurance and administrative charges	(26)	(2)	(13)	(1)
Transfers between Divisions
(including fixed account), net	(9,638)	(73,308)	(267,624)	(13,875)
Increase (decrease) in net assets derived from
principal transactions	(34,041)	(74,399)	(273,648)	(14,246)
Total increase (decrease) in net assets	(42,494)	(76,594)	(281,022)	(14,637)
Net assets at December 31, 2015	$152,601	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class
Net assets at January 1, 2014	$—	$531,257	$2,158,334	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	21,872	(34,396)	—
Total realized gain (loss) on investments
and capital gains distributions	—	7,566	257,565	—
Net unrealized appreciation (depreciation)
of investments	—	(31,137)	(5,419)	6
Net increase (decrease) in net assets resulting from
operations	—	(1,699)	217,750	6
Changes from principal transactions:
Premiums	—	2,621	9,950	82
Death benefits	—	(11,198)	(23,812)	—
Surrenders and withdrawals	—	(66,542)	(248,518)	—
Contract charges	—	(3,125)	(15,551)	—
Cost of insurance and administrative charges	—	(108)	(371)	—
Transfers between Divisions
(including fixed account), net	—	(4,294)	(50,091)	(1)
Increase (decrease) in net assets derived from
principal transactions	—	(82,646)	(328,393)	81
Total increase (decrease) in net assets	—	(84,345)	(110,643)	87
Net assets at December 31, 2014	—	446,912	2,047,691	87

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	17,186	(34,088)	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	(2,403)	290,216	9
Net unrealized appreciation (depreciation)
of investments	(1)	(28,344)	(177,487)	(4)
Net increase (decrease) in net assets resulting from
operations	(1)	(13,561)	78,641	4
Changes from principal transactions:
Premiums	25	1,914	9,860	(12)
Death benefits	—	(8,093)	(25,077)	—
Surrenders and withdrawals	—	(48,784)	(216,259)	—
Contract charges	—	(2,569)	(14,885)	—
Cost of insurance and administrative charges	—	(89)	(343)	—
Transfers between Divisions
(including fixed account), net	—	(16,957)	(28,495)	—
Increase (decrease) in net assets derived from
principal transactions	25	(74,578)	(275,199)	(12)
Total increase (decrease) in net assets	24	(88,139)	(196,558)	(8)
Net assets at December 31, 2015	$24	$358,773	$1,851,133	$79

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Growth Portfolio - Service 2 Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Service Class
Net assets at January 1, 2014	$966,897	$1,017	$—	$579,266

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20,040)	(160)	—	2,801
Total realized gain (loss) on investments
and capital gains distributions	132,767	502	—	36,019
Net unrealized appreciation (depreciation)
of investments	39,413	742	—	9,674
Net increase (decrease) in net assets resulting from
operations	152,140	1,084	—	48,494
Changes from principal transactions:
Premiums	188	(1)	—	4,358
Death benefits	(17,044)	(147)	—	(11,945)
Surrenders and withdrawals	(159,291)	(1,002)	—	(106,422)
Contract charges	(9,318)	(75)	—	(5,235)
Cost of insurance and administrative charges	(268)	(2)	—	(190)
Transfers between Divisions
(including fixed account), net	876,952	17,573	—	495,925
Increase (decrease) in net assets derived from
principal transactions	691,219	16,346	—	376,491
Total increase (decrease) in net assets	843,359	17,430	—	424,985
Net assets at December 31, 2014	1,810,256	18,447	—	1,004,251

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23,351)	(275)	1	(296)
Total realized gain (loss) on investments
and capital gains distributions	220,541	1,916	—	67,792
Net unrealized appreciation (depreciation)
of investments	(121,967)	(903)	(3)	(131,802)
Net increase (decrease) in net assets resulting from
operations	75,223	738	(2)	(64,306)
Changes from principal transactions:
Premiums	79	(1)	152	4,535
Death benefits	(26,712)	(213)	—	(14,777)
Surrenders and withdrawals	(173,943)	(1,892)	—	(106,904)
Contract charges	(11,584)	(149)	—	(6,791)
Cost of insurance and administrative charges	(374)	(3)	—	(230)
Transfers between Divisions
(including fixed account), net	(80,843)	(379)	(49)	129,290
Increase (decrease) in net assets derived from
principal transactions	(293,377)	(2,637)	103	5,123
Total increase (decrease) in net assets	(218,154)	(1,899)	101	(59,183)
Net assets at December 31, 2015	$1,592,102	$16,548	$101	$945,068

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Limited Maturity Bond Portfolio - Service Class	Voya Liquid Assets Portfolio - Service Class	Voya Liquid Assets Portfolio - Service 2 Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class
Net assets at January 1, 2014	$50,546	$685,459	$11,692	$53,705

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(443)	(10,700)	(185)	(312)
Total realized gain (loss) on investments
and capital gains distributions	(386)	81	1	6,468
Net unrealized appreciation (depreciation)
of investments	406	—	—	451
Net increase (decrease) in net assets resulting from
operations	(423)	(10,619)	(184)	6,607
Changes from principal transactions:
Premiums	1	10,211	247	256
Death benefits	(2,138)	(16,023)	(43)	(702)
Surrenders and withdrawals	(5,860)	(299,351)	(7,529)	(7,384)
Contract charges	(65)	(4,642)	(84)	(377)
Cost of insurance and administrative charges	(21)	(240)	(3)	(12)
Transfers between Divisions
(including fixed account), net	(275)	193,888	3,607	12,919
Increase (decrease) in net assets derived from
principal transactions	(8,358)	(116,157)	(3,805)	4,700
Total increase (decrease) in net assets	(8,781)	(126,776)	(3,989)	11,307
Net assets at December 31, 2014	41,765	558,683	7,703	65,012

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(264)	(8,886)	(155)	(705)
Total realized gain (loss) on investments
and capital gains distributions	(199)	54	1	11,476
Net unrealized appreciation (depreciation)
of investments	67	—	—	(12,014)
Net increase (decrease) in net assets resulting from
operations	(396)	(8,832)	(154)	(1,243)
Changes from principal transactions:
Premiums	—	9,371	2,957	657
Death benefits	(1,986)	(17,500)	(174)	(1,202)
Surrenders and withdrawals	(4,153)	(211,566)	(3,201)	(7,554)
Contract charges	(53)	(3,744)	(68)	(484)
Cost of insurance and administrative charges	(18)	(200)	(3)	(14)
Transfers between Divisions
(including fixed account), net	(220)	176,967	2,915	4,090
Increase (decrease) in net assets derived from
principal transactions	(6,430)	(46,672)	2,426	(4,507)
Total increase (decrease) in net assets	(6,826)	(55,504)	2,272	(5,750)
Net assets at December 31, 2015	$34,939	$503,179	$9,975	$59,262
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class
Net assets at January 1, 2014	$491,016	$4,522,383	$3,012,105	$1,646,445

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,912	(4,916)	(3,328)	18,483
Total realized gain (loss) on investments
and capital gains distributions	26,012	205,178	118,840	56,854
Net unrealized appreciation (depreciation)
of investments	(13,060)	(47,806)	(4,169)	(20,872)
Net increase (decrease) in net assets resulting from
operations	18,864	152,456	111,343	54,465
Changes from principal transactions:
Premiums	2,816	24,139	16,583	9,440
Death benefits	(9,106)	(47,293)	(44,365)	(28,350)
Surrenders and withdrawals	(64,835)	(458,265)	(305,555)	(175,469)
Contract charges	(3,923)	(38,792)	(22,732)	(12,256)
Cost of insurance and administrative charges	(85)	(1,110)	(608)	(321)
Transfers between Divisions
(including fixed account), net	(811)	(50,411)	(3,528)	(7,515)
Increase (decrease) in net assets derived from
principal transactions	(75,944)	(571,732)	(360,205)	(214,471)
Total increase (decrease) in net assets	(57,080)	(419,276)	(248,862)	(160,006)
Net assets at December 31, 2014	433,936	4,103,107	2,763,243	1,486,439

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,069)	(4,871)	(4,298)	(12,115)
Total realized gain (loss) on investments
and capital gains distributions	14,875	186,850	185,638	143,558
Net unrealized appreciation (depreciation)
of investments	(23,440)	(314,283)	(260,599)	(173,471)
Net increase (decrease) in net assets resulting from
operations	(9,634)	(132,304)	(79,259)	(42,028)
Changes from principal transactions:
Premiums	2,783	17,628	15,998	8,426
Death benefits	(7,858)	(42,223)	(52,118)	(32,225)
Surrenders and withdrawals	(57,419)	(372,963)	(259,900)	(147,002)
Contract charges	(3,416)	(35,117)	(21,034)	(10,937)
Cost of insurance and administrative charges	(77)	(994)	(543)	(287)
Transfers between Divisions
(including fixed account), net	33,692	(68,794)	11,846	1,274
Increase (decrease) in net assets derived from
principal transactions	(32,295)	(502,463)	(305,751)	(180,751)
Total increase (decrease) in net assets	(41,929)	(634,767)	(385,010)	(222,779)
Net assets at December 31, 2015	$392,007	$3,468,340	$2,378,233	$1,263,660

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Service Class
Net assets at January 1, 2014	$—	$291,031	$—	$119,039

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1,094)	—	(703)
Total realized gain (loss) on investments
and capital gains distributions	—	(11,949)	—	1,538
Net unrealized appreciation (depreciation)
of investments	—	15,700	—	12,590
Net increase (decrease) in net assets resulting from
operations	—	2,657	—	13,425
Changes from principal transactions:
Premiums	—	1,889	—	119
Death benefits	—	(3,205)	—	(927)
Surrenders and withdrawals	—	(33,425)	—	(10,826)
Contract charges	—	(2,154)	—	(912)
Cost of insurance and administrative charges	—	(46)	—	(20)
Transfers between Divisions
(including fixed account), net	—	(21,880)	—	(5,200)
Increase (decrease) in net assets derived from
principal transactions	—	(58,821)	—	(17,766)
Total increase (decrease) in net assets	—	(56,164)	—	(4,341)
Net assets at December 31, 2014	—	234,867	—	114,698

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(945)	—	1,359
Total realized gain (loss) on investments
and capital gains distributions	—	(8,045)	(1)	3,325
Net unrealized appreciation (depreciation)
of investments	(1)	31	1	(8,039)
Net increase (decrease) in net assets resulting from
operations	(1)	(8,959)	—	(3,355)
Changes from principal transactions:
Premiums	209	898	145	16
Death benefits	—	(3,134)	—	(1,180)
Surrenders and withdrawals	—	(23,211)	—	(10,414)
Contract charges	—	(1,752)	—	(834)
Cost of insurance and administrative charges	—	(36)	—	(18)
Transfers between Divisions
(including fixed account), net	7	(3,536)	—	(2,890)
Increase (decrease) in net assets derived from
principal transactions	216	(30,771)	145	(15,320)
Total increase (decrease) in net assets	215	(39,730)	145	(18,675)
Net assets at December 31, 2015	$215	$195,137	$145	$96,023

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service 2 Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service 2 Class
Net assets at January 1, 2014	$1,749	$—	$246,851	$18,629

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	—	(1,035)	(118)
Total realized gain (loss) on investments
and capital gains distributions	8	—	12,952	(182)
Net unrealized appreciation (depreciation)
of investments	191	—	50,472	5,038
Net increase (decrease) in net assets resulting from
operations	184	—	62,389	4,738
Changes from principal transactions:
Premiums	—	—	78	(2)
Death benefits	(11)	—	(4,273)	(157)
Surrenders and withdrawals	(247)	—	(37,016)	(2,971)
Contract charges	(16)	—	(1,583)	(168)
Cost of insurance and administrative charges	—	—	(85)	(4)
Transfers between Divisions
(including fixed account), net	(154)	—	(15,616)	(742)
Increase (decrease) in net assets derived from
principal transactions	(428)	—	(58,495)	(4,044)
Total increase (decrease) in net assets	(244)	—	3,894	694
Net assets at December 31, 2014	1,505	—	250,745	19,323

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	—	(976)	(117)
Total realized gain (loss) on investments
and capital gains distributions	40	1	18,545	1,033
Net unrealized appreciation (depreciation)
of investments	(97)	2	(15,123)	(753)
Net increase (decrease) in net assets resulting from
operations	(46)	3	2,446	163
Changes from principal transactions:
Premiums	—	80	140	—
Death benefits	—	—	(2,912)	(176)
Surrenders and withdrawals	(218)	—	(29,142)	(1,753)
Contract charges	(14)	—	(1,408)	(156)
Cost of insurance and administrative charges	—	—	(77)	(4)
Transfers between Divisions
(including fixed account), net	(21)	—	(5,053)	(357)
Increase (decrease) in net assets derived from
principal transactions	(253)	80	(38,452)	(2,446)
Total increase (decrease) in net assets	(299)	83	(36,006)	(2,283)
Net assets at December 31, 2015	$1,206	$83	$214,739	$17,040

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® DFA World Equity Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Adviser Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service 2 Class
Net assets at January 1, 2014	$182,004	$—	$686,993	$35,504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(227)	—	(9,710)	(543)
Total realized gain (loss) on investments
and capital gains distributions	11,023	—	132,642	7,594
Net unrealized appreciation (depreciation)
of investments	(11,274)	—	(97,091)	(5,811)
Net increase (decrease) in net assets resulting from
operations	(478)	—	25,841	1,240
Changes from principal transactions:
Premiums	862	—	3,209	16
Death benefits	(1,020)	—	(11,158)	(283)
Surrenders and withdrawals	(14,406)	—	(77,093)	(4,313)
Contract charges	(1,517)	—	(3,736)	(273)
Cost of insurance and administrative charges	(26)	—	(175)	(7)
Transfers between Divisions
(including fixed account), net	7,511	—	(4,868)	(592)
Increase (decrease) in net assets derived from
principal transactions	(8,596)	—	(93,821)	(5,452)
Total increase (decrease) in net assets	(9,074)	—	(67,980)	(4,212)
Net assets at December 31, 2014	172,930	—	619,013	31,292

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,549	—	(9,287)	(526)
Total realized gain (loss) on investments
and capital gains distributions	44,184	—	117,006	6,013
Net unrealized appreciation (depreciation)
of investments	(45,000)	(1)	(124,482)	(6,356)
Net increase (decrease) in net assets resulting from
operations	1,733	(1)	(16,763)	(869)
Changes from principal transactions:
Premiums	526	44	2,719	35
Death benefits	(831)	—	(11,557)	(259)
Surrenders and withdrawals	(9,562)	—	(57,475)	(3,404)
Contract charges	(893)	—	(3,452)	(247)
Cost of insurance and administrative charges	(15)	—	(154)	(6)
Transfers between Divisions
(including fixed account), net	(163,888)	—	(9,675)	(192)
Increase (decrease) in net assets derived from
principal transactions	(174,663)	44	(79,594)	(4,073)
Total increase (decrease) in net assets	(172,930)	43	(96,357)	(4,942)
Net assets at December 31, 2015	$—	$43	$522,656	$26,350

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Franklin Income Portfolio - Adviser Class	VY® Franklin Income Portfolio - Service Class	VY® Franklin Income Portfolio - Service 2 Class	VY® Franklin Mutual Shares Portfolio - Service Class
Net assets at January 1, 2014	$—	$524,291	$10,547	$202,977

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	11,275	208	(1,446)
Total realized gain (loss) on investments
and capital gains distributions	—	7,508	471	5,738
Net unrealized appreciation (depreciation)
of investments	—	(2,344)	(388)	6,645
Net increase (decrease) in net assets resulting from
operations	—	16,439	291	10,937
Changes from principal transactions:
Premiums	—	3,600	2	1,602
Death benefits	—	(8,546)	(74)	(2,136)
Surrenders and withdrawals	—	(64,891)	(1,173)	(19,899)
Contract charges	—	(3,738)	(94)	(1,435)
Cost of insurance and administrative charges	—	(94)	(2)	(33)
Transfers between Divisions
(including fixed account), net	—	55,147	1,477	6,008
Increase (decrease) in net assets derived from
principal transactions	—	(18,522)	136	(15,893)
Total increase (decrease) in net assets	—	(2,083)	427	(4,956)
Net assets at December 31, 2014	—	522,208	10,974	198,021

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	13,380	238	12,998
Total realized gain (loss) on investments
and capital gains distributions	—	31,285	337	57,799
Net unrealized appreciation (depreciation)
of investments	(6)	(80,691)	(1,298)	(68,565)
Net increase (decrease) in net assets resulting from
operations	(6)	(36,026)	(723)	2,232
Changes from principal transactions:
Premiums	267	3,199	3	1,194
Death benefits	—	(7,087)	(154)	(1,630)
Surrenders and withdrawals	(1)	(48,869)	(1,383)	(12,754)
Contract charges	—	(3,185)	(86)	(847)
Cost of insurance and administrative charges	—	(83)	(2)	(19)
Transfers between Divisions
(including fixed account), net	5	(38,518)	(862)	(186,197)
Increase (decrease) in net assets derived from
principal transactions	271	(94,543)	(2,484)	(200,253)
Total increase (decrease) in net assets	265	(130,569)	(3,207)	(198,021)
Net assets at December 31, 2015	$265	$391,639	$7,767	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Franklin Templeton Founding Strategy Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Adviser Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service 2 Class
Net assets at January 1, 2014	$918,492	$—	$459,576	$49,490

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,268	—	(2,411)	(397)
Total realized gain (loss) on investments
and capital gains distributions	17,558	—	39,508	4,277
Net unrealized appreciation (depreciation)
of investments	(8,861)	—	(2,380)	(304)
Net increase (decrease) in net assets resulting from
operations	13,965	—	34,717	3,576
Changes from principal transactions:
Premiums	5,991	—	2,432	(4)
Death benefits	(9,799)	—	(12,739)	(878)
Surrenders and withdrawals	(71,338)	—	(51,136)	(6,477)
Contract charges	(7,360)	—	(1,957)	(356)
Cost of insurance and administrative charges	(147)	—	(124)	(8)
Transfers between Divisions
(including fixed account), net	15,250	—	(2,046)	(778)
Increase (decrease) in net assets derived from
principal transactions	(67,403)	—	(65,570)	(8,501)
Total increase (decrease) in net assets	(53,438)	—	(30,853)	(4,925)
Net assets at December 31, 2014	865,054	—	428,723	44,565

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40,676	—	5,859	500
Total realized gain (loss) on investments
and capital gains distributions	166,529	(3)	62,415	6,594
Net unrealized appreciation (depreciation)
of investments	(212,078)	—	(85,524)	(9,043)
Net increase (decrease) in net assets resulting from
operations	(4,873)	(3)	(17,250)	(1,949)
Changes from principal transactions:
Premiums	3,496	199	2,348	17
Death benefits	(6,301)	—	(10,963)	(548)
Surrenders and withdrawals	(45,616)	—	(39,222)	(3,668)
Contract charges	(4,253)	—	(1,726)	(320)
Cost of insurance and administrative charges	(73)	—	(107)	(7)
Transfers between Divisions
(including fixed account), net	(807,434)	(60)	(4,058)	(314)
Increase (decrease) in net assets derived from
principal transactions	(860,181)	139	(53,728)	(4,840)
Total increase (decrease) in net assets	(865,054)	136	(70,978)	(6,789)
Net assets at December 31, 2015	$—	$136	$357,745	$37,776

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Net assets at January 1, 2014	$—	$496,586	$22,743	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3,885)	(222)	—
Total realized gain (loss) on investments
and capital gains distributions	—	38,809	2,565	—
Net unrealized appreciation (depreciation)
of investments	—	(40,096)	(2,391)	—
Net increase (decrease) in net assets resulting from
operations	—	(5,172)	(48)	—
Changes from principal transactions:
Premiums	—	2,563	—	—
Death benefits	—	(4,603)	(197)	—
Surrenders and withdrawals	—	(51,269)	(3,220)	—
Contract charges	—	(3,709)	(182)	—
Cost of insurance and administrative charges	—	(96)	(4)	—
Transfers between Divisions
(including fixed account), net	—	(8,493)	(310)	—
Increase (decrease) in net assets derived from
principal transactions	—	(65,607)	(3,913)	—
Total increase (decrease) in net assets	—	(70,779)	(3,961)	—
Net assets at December 31, 2014	—	425,807	18,782	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2,122)	(134)	—
Total realized gain (loss) on investments
and capital gains distributions	—	37,986	(182)	(4)
Net unrealized appreciation (depreciation)
of investments	(4)	(102,441)	(2,541)	(5)
Net increase (decrease) in net assets resulting from
operations	(4)	(66,577)	(2,857)	(9)
Changes from principal transactions:
Premiums	47	1,928	1	249
Death benefits	—	(4,916)	(217)	—
Surrenders and withdrawals	—	(36,310)	(1,903)	—
Contract charges	—	(3,039)	(147)	—
Cost of insurance and administrative charges	—	(78)	(3)	—
Transfers between Divisions
(including fixed account), net	14	(5,654)	(153)	(72)
Increase (decrease) in net assets derived from
principal transactions	61	(48,069)	(2,422)	177
Total increase (decrease) in net assets	57	(114,646)	(5,279)	168
Net assets at December 31, 2015	$57	$311,161	$13,503	$168

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class
Net assets at January 1, 2014	$340,857	$38,368	$—	$378,364

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,314)	(578)	—	(273)
Total realized gain (loss) on investments
and capital gains distributions	62,980	5,598	—	56,588
Net unrealized appreciation (depreciation)
of investments	(41,346)	(2,954)	—	(47,683)
Net increase (decrease) in net assets resulting from
operations	17,320	2,066	—	8,632
Changes from principal transactions:
Premiums	2,240	(7)	—	1,635
Death benefits	(3,099)	(367)	—	(3,552)
Surrenders and withdrawals	(39,493)	(4,953)	—	(42,165)
Contract charges	(2,329)	(297)	—	(2,680)
Cost of insurance and administrative charges	(49)	(8)	—	(67)
Transfers between Divisions
(including fixed account), net	(20,625)	(676)	—	(10,431)
Increase (decrease) in net assets derived from
principal transactions	(63,355)	(6,308)	—	(57,260)
Total increase (decrease) in net assets	(46,035)	(4,242)	—	(48,628)
Net assets at December 31, 2014	294,822	34,126	—	329,736

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,470)	(567)	—	166
Total realized gain (loss) on investments
and capital gains distributions	48,601	5,247	—	50,919
Net unrealized appreciation (depreciation)
of investments	(58,982)	(6,357)	—	(36,957)
Net increase (decrease) in net assets resulting from
operations	(14,851)	(1,677)	—	14,128
Changes from principal transactions:
Premiums	1,113	—	93	1,784
Death benefits	(2,959)	(401)	—	(3,475)
Surrenders and withdrawals	(31,738)	(3,381)	(4)	(31,472)
Contract charges	(2,302)	(275)	—	(2,423)
Cost of insurance and administrative charges	(47)	(7)	—	(58)
Transfers between Divisions
(including fixed account), net	18,642	6	16	5,414
Increase (decrease) in net assets derived from
principal transactions	(17,291)	(4,058)	105	(30,230)
Total increase (decrease) in net assets	(32,142)	(5,735)	105	(16,102)
Net assets at December 31, 2015	$262,680	$28,391	$105	$313,634

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
Net assets at January 1, 2014	$61,552	$—	$2,811,421	$81,130

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(162)	—	(12,390)	(544)
Total realized gain (loss) on investments
and capital gains distributions	6,893	—	286,843	8,613
Net unrealized appreciation (depreciation)
of investments	(5,388)	—	482	(459)
Net increase (decrease) in net assets resulting from
operations	1,343	—	274,935	7,610
Changes from principal transactions:
Premiums	75	—	20,124	131
Death benefits	(769)	—	(35,374)	(379)
Surrenders and withdrawals	(8,613)	—	(345,703)	(9,843)
Contract charges	(464)	—	(18,820)	(640)
Cost of insurance and administrative charges	(11)	—	(554)	(14)
Transfers between Divisions
(including fixed account), net	228	—	109,329	29
Increase (decrease) in net assets derived from
principal transactions	(9,554)	—	(270,998)	(10,716)
Total increase (decrease) in net assets	(8,211)	—	3,937	(3,106)
Net assets at December 31, 2014	53,341	—	2,815,358	78,024

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(78)	36	(12,995)	(547)
Total realized gain (loss) on investments
and capital gains distributions	6,973	—	380,369	10,751
Net unrealized appreciation (depreciation)
of investments	(4,683)	(26)	(272,328)	(7,753)
Net increase (decrease) in net assets resulting from
operations	2,212	10	95,046	2,451
Changes from principal transactions:
Premiums	47	5,475	18,310	95
Death benefits	(420)	—	(44,033)	(1,039)
Surrenders and withdrawals	(5,389)	(13)	(287,738)	(9,004)
Contract charges	(420)	—	(18,845)	(617)
Cost of insurance and administrative charges	(10)	—	(513)	(12)
Transfers between Divisions
(including fixed account), net	(176)	355	129,911	839
Increase (decrease) in net assets derived from
principal transactions	(6,368)	5,817	(202,908)	(9,738)
Total increase (decrease) in net assets	(4,156)	5,827	(107,862)	(7,287)
Net assets at December 31, 2015	$49,185	$5,827	$2,707,496	$70,737

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Net assets at January 1, 2014	$—	$744,561	$26,577	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	632	(23)	—
Total realized gain (loss) on investments
and capital gains distributions	—	61,489	2,443	—
Net unrealized appreciation (depreciation)
of investments	—	(23,817)	(1,111)	—
Net increase (decrease) in net assets resulting from
operations	—	38,304	1,309	—
Changes from principal transactions:
Premiums	—	3,761	22	—
Death benefits	—	(12,574)	(317)	—
Surrenders and withdrawals	—	(91,538)	(2,996)	—
Contract charges	—	(4,524)	(207)	—
Cost of insurance and administrative charges	—	(159)	(6)	—
Transfers between Divisions
(including fixed account), net	—	(6,676)	108	—
Increase (decrease) in net assets derived from
principal transactions	—	(111,710)	(3,396)	—
Total increase (decrease) in net assets	—	(73,406)	(2,087)	—
Net assets at December 31, 2014	—	671,155	24,490	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1,680	28	—
Total realized gain (loss) on investments
and capital gains distributions	—	95,056	2,711	—
Net unrealized appreciation (depreciation)
of investments	(3)	(148,616)	(4,747)	—
Net increase (decrease) in net assets resulting from
operations	(1)	(51,880)	(2,008)	—
Changes from principal transactions:
Premiums	129	3,408	49	24
Death benefits	—	(10,669)	(177)	—
Surrenders and withdrawals	—	(66,736)	(1,934)	—
Contract charges	—	(3,919)	(186)	—
Cost of insurance and administrative charges	—	(135)	(5)	—
Transfers between Divisions
(including fixed account), net	—	(7,686)	(5)	(1)
Increase (decrease) in net assets derived from
principal transactions	129	(85,737)	(2,258)	23
Total increase (decrease) in net assets	128	(137,617)	(4,266)	23
Net assets at December 31, 2015	$128	$533,538	$20,224	$23

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service 2 Class	Voya Diversified International Fund - Class R
Net assets at January 1, 2014	$146,227	$290,506	$5,903	$112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(841)	(1,562)	(42)	2
Total realized gain (loss) on investments
and capital gains distributions	(4,290)	10,132	266	(7)
Net unrealized appreciation (depreciation)
of investments	(243)	(20,183)	(464)	(2)
Net increase (decrease) in net assets resulting from
operations	(5,374)	(11,613)	(240)	(7)
Changes from principal transactions:
Premiums	770	1,665	—	—
Death benefits	(1,592)	(5,644)	(67)	—
Surrenders and withdrawals	(15,774)	(31,095)	(670)	(25)
Contract charges	(1,128)	(1,604)	(49)	—
Cost of insurance and administrative charges	(28)	(63)	(1)	—
Transfers between Divisions
(including fixed account), net	37,391	1,536	3	(1)
Increase (decrease) in net assets derived from
principal transactions	19,639	(35,205)	(784)	(26)
Total increase (decrease) in net assets	14,265	(46,818)	(1,024)	(33)
Net assets at December 31, 2014	160,492	243,688	4,879	79

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,366)	2,019	28	—
Total realized gain (loss) on investments
and capital gains distributions	(435)	7,200	251	(1)
Net unrealized appreciation (depreciation)
of investments	(3,988)	(28,729)	(626)	(1)
Net increase (decrease) in net assets resulting from
operations	(5,789)	(19,510)	(347)	(2)
Changes from principal transactions:
Premiums	1,099	1,723	—	—
Death benefits	(1,555)	(4,535)	(62)	—
Surrenders and withdrawals	(14,850)	(21,897)	(417)	(2)
Contract charges	(1,228)	(1,318)	(39)	—
Cost of insurance and administrative charges	(28)	(51)	(1)	—
Transfers between Divisions
(including fixed account), net	10,762	(5,845)	(613)	—
Increase (decrease) in net assets derived from
principal transactions	(5,800)	(31,923)	(1,132)	(2)
Total increase (decrease) in net assets	(11,589)	(51,433)	(1,479)	(4)
Net assets at December 31, 2015	$148,903	$192,255	$3,400	$75
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2015 Portfolio - Service Class
Net assets at January 1, 2014	$4,426	$—	$6,644	$14,906

Increase (decrease) in net assets
Operations:
Net investment income (loss)	34	—	(28)	206
Total realized gain (loss) on investments
and capital gains distributions	55	—	84	229
Net unrealized appreciation (depreciation)
of investments	83	—	(73)	199
Net increase (decrease) in net assets resulting from
operations	172	—	(17)	634
Changes from principal transactions:
Premiums	—	—	22	9
Death benefits	—	—	(61)	(546)
Surrenders and withdrawals	(551)	—	(942)	(778)
Contract charges	(11)	—	(18)	(82)
Cost of insurance and administrative charges	—	—	—	(1)
Transfers between Divisions
(including fixed account), net	(147)	—	(102)	(959)
Increase (decrease) in net assets derived from
principal transactions	(709)	—	(1,101)	(2,357)
Total increase (decrease) in net assets	(537)	—	(1,118)	(1,723)
Net assets at December 31, 2014	3,889	—	5,526	13,183

Increase (decrease) in net assets
Operations:
Net investment income (loss)	167	—	(47)	443
Total realized gain (loss) on investments
and capital gains distributions	8	—	(143)	2,364
Net unrealized appreciation (depreciation)
of investments	(186)	(1)	(71)	(2,639)
Net increase (decrease) in net assets resulting from
operations	(11)	(1)	(261)	168
Changes from principal transactions:
Premiums	—	50	9	7
Death benefits	(19)	—	(69)	—
Surrenders and withdrawals	(148)	—	(910)	(725)
Contract charges	(7)	—	(15)	(48)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(3,704)	—	(137)	(12,585)
Increase (decrease) in net assets derived from
principal transactions	(3,878)	50	(1,122)	(13,351)
Total increase (decrease) in net assets	(3,889)	49	(1,383)	(13,183)
Net assets at December 31, 2015	$—	$49	$4,143	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Service Class
Net assets at January 1, 2014	$—	$17,579	$—	$9,672

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	174	—	87
Total realized gain (loss) on investments
and capital gains distributions	—	989	—	911
Net unrealized appreciation (depreciation)
of investments	—	(377)	—	(580)
Net increase (decrease) in net assets resulting from
operations	—	786	—	418
Changes from principal transactions:
Premiums	—	278	—	40
Death benefits	—	—	—	—
Surrenders and withdrawals	—	(424)	—	(601)
Contract charges	—	(100)	—	(58)
Cost of insurance and administrative charges	—	(1)	—	(1)
Transfers between Divisions
(including fixed account), net	—	145	—	(7)
Increase (decrease) in net assets derived from
principal transactions	—	(102)	—	(627)
Total increase (decrease) in net assets	—	684	—	(209)
Net assets at December 31, 2014	—	18,263	—	9,463

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	362	—	186
Total realized gain (loss) on investments
and capital gains distributions	—	2,148	—	1,216
Net unrealized appreciation (depreciation)
of investments	—	(2,673)	—	(1,531)
Net increase (decrease) in net assets resulting from
operations	—	(163)	—	(129)
Changes from principal transactions:
Premiums	40	22	25	255
Death benefits	—	(495)	—	(56)
Surrenders and withdrawals	—	(848)	(5)	(861)
Contract charges	—	(101)	—	(59)
Cost of insurance and administrative charges	—	(1)	—	(1)
Transfers between Divisions
(including fixed account), net	—	(213)	—	(280)
Increase (decrease) in net assets derived from
principal transactions	40	(1,636)	20	(1,002)
Total increase (decrease) in net assets	40	(1,799)	20	(1,131)
Net assets at December 31, 2015	$40	$16,464	$20	$8,332

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Adviser Class	Voya Solution Income Portfolio - Adviser Class
Net assets at January 1, 2014	$—	$1,278	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	7	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	173	—	—
Net unrealized appreciation (depreciation)
of investments	—	(120)	—	—
Net increase (decrease) in net assets resulting from
operations	—	60	—	—
Changes from principal transactions:
Premiums	—	2	—	—
Death benefits	—	—	—	—
Surrenders and withdrawals	—	(341)	—	—
Contract charges	—	(7)	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	—	(3)	—	—
Increase (decrease) in net assets derived from
principal transactions	—	(349)	—	—
Total increase (decrease) in net assets	—	(289)	—	—
Net assets at December 31, 2014	—	989	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	18	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	146	—	—
Net unrealized appreciation (depreciation)
of investments	—	(184)	—	(1)
Net increase (decrease) in net assets resulting from
operations	—	(20)	—	(1)
Changes from principal transactions:
Premiums	18	1	1	213
Death benefits	—	—	—	—
Surrenders and withdrawals	(5)	(8)	—	—
Contract charges	—	(6)	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	—	—	—	19
Increase (decrease) in net assets derived from
principal transactions	13	(13)	1	232
Total increase (decrease) in net assets	13	(33)	1	231
Net assets at December 31, 2015	$13	$956	$1	$231

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Net assets at January 1, 2014	6,221	—	—	1,968

Increase (decrease) in net assets
Operations:
Net investment income (loss)	93	—	—	6
Total realized gain (loss) on investments
and capital gains distributions	40	—	—	422
Net unrealized appreciation (depreciation)
of investments	145	—	—	(205)
Net increase (decrease) in net assets resulting from
operations	278	—	—	223
Changes from principal transactions:
Premiums	16	—	—	149
Death benefits	(174)	—	—	(14)
Surrenders and withdrawals	(602)	—	—	(202)
Contract charges	(22)	—	—	(9)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	182	—	—	104
Increase (decrease) in net assets derived from
principal transactions	(600)	—	—	28
Total increase (decrease) in net assets	(322)	—	—	251
Net assets at December 31, 2014	5,899	—	—	2,219

Increase (decrease) in net assets
Operations:
Net investment income (loss)	53	(4,634)	—	11
Total realized gain (loss) on investments
and capital gains distributions	525	(2,297)	—	441
Net unrealized appreciation (depreciation)
of investments	(878)	(27,536)	—	(508)
Net increase (decrease) in net assets resulting from
operations	(300)	(34,467)	—	(56)
Changes from principal transactions:
Premiums	19	899	101	3
Death benefits	(26)	(2,356)	—	(86)
Surrenders and withdrawals	(1,274)	(24,064)	—	(220)
Contract charges	(48)	(2,384)	—	(10)
Cost of insurance and administrative charges	(1)	(61)	—	—
Transfers between Divisions
(including fixed account), net	13,153	761,076	1	48
Increase (decrease) in net assets derived from
principal transactions	11,823	733,110	102	(265)
Total increase (decrease) in net assets	11,523	698,643	102	(321)
Net assets at December 31, 2015	17,422	698,643	102	1,898

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Adviser Class	VY® Columbia Contrarian Core Portfolio - Service Class
Net assets at January 1, 2014	$—	$507,090	$—	$294,606

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(7,404)	—	(2,862)
Total realized gain (loss) on investments
and capital gains distributions	—	68,667	—	50,782
Net unrealized appreciation (depreciation)
of investments	—	(53,090)	—	(16,834)
Net increase (decrease) in net assets resulting from
operations	—	8,173	—	31,086
Changes from principal transactions:
Premiums	—	7,841	—	2,322
Death benefits	—	(4,187)	—	(4,154)
Surrenders and withdrawals	—	(51,985)	—	(26,733)
Contract charges	—	(3,417)	—	(2,152)
Cost of insurance and administrative charges	—	(68)	—	(37)
Transfers between Divisions
(including fixed account), net	—	(40,244)	—	3,617
Increase (decrease) in net assets derived from
principal transactions	—	(92,060)	—	(27,137)
Total increase (decrease) in net assets	—	(83,887)	—	3,949
Net assets at December 31, 2014	—	423,203	—	298,555

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(5,825)	(1)	(2,604)
Total realized gain (loss) on investments
and capital gains distributions	(1)	66,404	—	47,126
Net unrealized appreciation (depreciation)
of investments	(4)	(85,212)	20	(40,656)
Net increase (decrease) in net assets resulting from
operations	(5)	(24,633)	19	3,866
Changes from principal transactions:
Premiums	255	5,496	587	1,965
Death benefits	—	(3,919)	—	(2,692)
Surrenders and withdrawals	—	(41,983)	—	(26,185)
Contract charges	—	(3,047)	—	(2,133)
Cost of insurance and administrative charges	—	(58)	—	(36)
Transfers between Divisions
(including fixed account), net	12	(16,339)	26	1,715
Increase (decrease) in net assets derived from
principal transactions	267	(59,850)	613	(27,366)
Total increase (decrease) in net assets	262	(84,483)	632	(23,500)
Net assets at December 31, 2015	$262	$338,720	$632	$275,055

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class
Net assets at January 1, 2014	$—	$146,551	$268,151	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2,144)	334	—
Total realized gain (loss) on investments
and capital gains distributions	—	8,997	33,541	—
Net unrealized appreciation (depreciation)
of investments	—	(3,651)	(14,387)	—
Net increase (decrease) in net assets resulting from
operations	—	3,202	19,488	—
Changes from principal transactions:
Premiums	—	41	1,442	—
Death benefits	—	(1,529)	(3,369)	—
Surrenders and withdrawals	—	(12,234)	(32,611)	—
Contract charges	—	(1,047)	(2,044)	—
Cost of insurance and administrative charges	—	(20)	(44)	—
Transfers between Divisions
(including fixed account), net	—	(4,316)	23,722	—
Increase (decrease) in net assets derived from
principal transactions	—	(19,105)	(12,904)	—
Total increase (decrease) in net assets	—	(15,903)	6,584	—
Net assets at December 31, 2014	—	130,648	274,735	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1,724)	1,026	2
Total realized gain (loss) on investments
and capital gains distributions	—	10,879	23,549	1
Net unrealized appreciation (depreciation)
of investments	(2)	(14,162)	(42,750)	(4)
Net increase (decrease) in net assets resulting from
operations	(2)	(5,007)	(18,175)	(1)
Changes from principal transactions:
Premiums	169	2	987	124
Death benefits	—	(1,065)	(2,334)	—
Surrenders and withdrawals	—	(10,852)	(25,087)	(2)
Contract charges	—	(934)	(1,847)	—
Cost of insurance and administrative charges	—	(18)	(38)	—
Transfers between Divisions
(including fixed account), net	5	(5,277)	(16,828)	1
Increase (decrease) in net assets derived from
principal transactions	174	(18,144)	(45,147)	123
Total increase (decrease) in net assets	172	(23,151)	(63,322)	122
Net assets at December 31, 2015	$172	$107,497	$211,413	$122

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
Net assets at January 1, 2014	$1,696	$242,782	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	2,573	(490)	—
Total realized gain (loss) on investments
and capital gains distributions	92	58,450	15,885	—
Net unrealized appreciation (depreciation)
of investments	25	(39,068)	15,835	—
Net increase (decrease) in net assets resulting from
operations	130	21,955	31,230	—
Changes from principal transactions:
Premiums	—	211	474,485	—
Death benefits	—	(9,817)	—	—
Surrenders and withdrawals	(158)	(62,177)	—	—
Contract charges	—	(3,008)	—	—
Cost of insurance and administrative charges	—	(113)	—	—
Transfers between Divisions
(including fixed account), net	—	608,263	2	—
Increase (decrease) in net assets derived from
principal transactions	(158)	533,359	474,487	—
Total increase (decrease) in net assets	(28)	555,314	505,717	—
Net assets at December 31, 2014	1,668	798,096	505,717	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	1,313	488	1
Total realized gain (loss) on investments
and capital gains distributions	221	88,856	37,305	(5)
Net unrealized appreciation (depreciation)
of investments	(272)	(117,627)	(56,419)	(4)
Net increase (decrease) in net assets resulting from
operations	(33)	(27,458)	(18,626)	(8)
Changes from principal transactions:
Premiums	—	28	(58,862)	320
Death benefits	—	(16,601)	—	—
Surrenders and withdrawals	(425)	(77,128)	—	—
Contract charges	—	(3,946)	—	—
Cost of insurance and administrative charges	—	(182)	—	—
Transfers between Divisions
(including fixed account), net	1	(30,354)	—	(75)
Increase (decrease) in net assets derived from
principal transactions	(424)	(128,183)	(58,862)	245
Total increase (decrease) in net assets	(457)	(155,641)	(77,488)	237
Net assets at December 31, 2015	$1,211	$642,455	$428,229	$237

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class
Net assets at January 1, 2014	$244,250	$—	$4,929	$169,506

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,161)	—	(1)	(1,142)
Total realized gain (loss) on investments
and capital gains distributions	38,641	—	323	8,081
Net unrealized appreciation (depreciation)
of investments	(10,725)	—	(266)	(5,937)
Net increase (decrease) in net assets resulting from
operations	25,755	—	56	1,002
Changes from principal transactions:
Premiums	198	—	—	444
Death benefits	(1,812)	—	(33)	(1,277)
Surrenders and withdrawals	(23,316)	—	(469)	(25,026)
Contract charges	(1,642)	—	(1)	(1,114)
Cost of insurance and administrative charges	(30)	—	(1)	(25)
Transfers between Divisions
(including fixed account), net	(45,622)	—	(259)	923
Increase (decrease) in net assets derived from
principal transactions	(72,224)	—	(763)	(26,075)
Total increase (decrease) in net assets	(46,469)	—	(707)	(25,073)
Net assets at December 31, 2014	197,781	—	4,222	144,433

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,091)	(1)	10	(643)
Total realized gain (loss) on investments
and capital gains distributions	37,454	—	465	19,214
Net unrealized appreciation (depreciation)
of investments	(43,155)	(4)	(331)	(17,105)
Net increase (decrease) in net assets resulting from
operations	(7,792)	(5)	144	1,466
Changes from principal transactions:
Premiums	(10)	654	—	943
Death benefits	(2,318)	—	(33)	(1,409)
Surrenders and withdrawals	(17,412)	—	(457)	(18,247)
Contract charges	(1,348)	—	—	(1,199)
Cost of insurance and administrative charges	(24)	—	(1)	(26)
Transfers between Divisions
(including fixed account), net	(13,213)	120	(65)	34,442
Increase (decrease) in net assets derived from
principal transactions	(34,325)	774	(556)	14,504
Total increase (decrease) in net assets	(42,117)	769	(412)	15,970
Net assets at December 31, 2015	$155,664	$769	$3,810	$160,403

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class
Net assets at January 1, 2014	$8,538	—	$258,344	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(84)	—	(4,280)	—
Total realized gain (loss) on investments
and capital gains distributions	1,426	—	41,776	—
Net unrealized appreciation (depreciation)
of investments	(545)	—	(23,607)	—
Net increase (decrease) in net assets resulting from
operations	797	—	13,889	—
Changes from principal transactions:
Premiums	91	—	2,037	—
Death benefits	(45)	—	(2,354)	—
Surrenders and withdrawals	(738)	—	(26,655)	—
Contract charges	(44)	—	(1,930)	—
Cost of insurance and administrative charges	(1)	—	(34)	—
Transfers between Divisions
(including fixed account), net	(421)	—	1,790	—
Increase (decrease) in net assets derived from
principal transactions	(1,158)	—	(27,146)	—
Total increase (decrease) in net assets	(361)	—	(13,257)	—
Net assets at December 31, 2014	8,177	—	245,087	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(89)	(2)	(4,886)	1
Total realized gain (loss) on investments
and capital gains distributions	1,730	—	57,143	—
Net unrealized appreciation (depreciation)
of investments	(1,583)	32	(31,583)	(5)
Net increase (decrease) in net assets resulting from
operations	58	30	20,674	(4)
Changes from principal transactions:
Premiums	63	1,011	1,475	69
Death benefits	(54)	—	(2,759)	—
Surrenders and withdrawals	(529)	—	(28,680)	—
Contract charges	(47)	—	(2,251)	—
Cost of insurance and administrative charges	(1)	—	(37)	—
Transfers between Divisions
(including fixed account), net	288	40	77,135	1
Increase (decrease) in net assets derived from
principal transactions	(280)	1,051	44,883	70
Total increase (decrease) in net assets	(222)	1,081	65,557	66
Net assets at December 31, 2015	$7,955	$1,081	$310,644	$66

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Growth Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S
Net assets at January 1, 2014	$667,777	$2,250	$566	$1,403

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,852	35	4	14
Total realized gain (loss) on investments
and capital gains distributions	23,006	12	(2)	58
Net unrealized appreciation (depreciation)
of investments	(77,375)	77	27	(4)
Net increase (decrease) in net assets resulting from
operations	(51,517)	124	29	68
Changes from principal transactions:
Premiums	3,078	(207)	76	—
Death benefits	(7,284)	—	—	—
Surrenders and withdrawals	(69,227)	—	—	(281)
Contract charges	(4,588)	—	—	(4)
Cost of insurance and administrative charges	(121)	—	—	—
Transfers between Divisions
(including fixed account), net	10,476	—	(2)	3
Increase (decrease) in net assets derived from
principal transactions	(67,666)	(207)	74	(282)
Total increase (decrease) in net assets	(119,183)	(83)	103	(214)
Net assets at December 31, 2014	548,594	2,167	669	1,189

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,437	37	9	20
Total realized gain (loss) on investments
and capital gains distributions	18,139	104	(3)	29
Net unrealized appreciation (depreciation)
of investments	(51,267)	(177)	(29)	(71)
Net increase (decrease) in net assets resulting from
operations	(23,691)	(36)	(23)	(22)
Changes from principal transactions:
Premiums	2,495	196	85	2
Death benefits	(6,408)	—	—	(29)
Surrenders and withdrawals	(52,257)	—	—	(45)
Contract charges	(3,995)	—	—	(3)
Cost of insurance and administrative charges	(101)	—	—	—
Transfers between Divisions
(including fixed account), net	1,934	—	2	14
Increase (decrease) in net assets derived from
principal transactions	(58,332)	196	87	(61)
Total increase (decrease) in net assets	(82,023)	160	64	(83)
Net assets at December 31, 2015	$466,571	$2,327	$733	$1,106

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Euro STOXX 50® Index Portfolio - Class A
Net assets at January 1, 2014	$1,349,848	$937	$770,429	$35,414

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,465)	5	(735)	412
Total realized gain (loss) on investments
and capital gains distributions	212,055	125	141,416	1,636
Net unrealized appreciation (depreciation)
of investments	(105,058)	(55)	(80,321)	(6,228)
Net increase (decrease) in net assets resulting from
operations	103,532	75	60,360	(4,180)
Changes from principal transactions:
Premiums	6,337	2	61	159
Death benefits	(17,571)	(1)	(12,901)	(171)
Surrenders and withdrawals	(157,425)	(156)	(86,418)	(2,301)
Contract charges	(9,342)	—	(4,386)	(228)
Cost of insurance and administrative charges	(234)	—	(205)	(3)
Transfers between Divisions
(including fixed account), net	(24,332)	(5)	(19,944)	(2,238)
Increase (decrease) in net assets derived from
principal transactions	(202,567)	(160)	(123,793)	(4,782)
Total increase (decrease) in net assets	(99,035)	(85)	(63,433)	(8,962)
Net assets at December 31, 2014	1,250,813	852	706,996	26,452

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,757)	5	(475)	421
Total realized gain (loss) on investments
and capital gains distributions	101,193	53	68,127	(1,220)
Net unrealized appreciation (depreciation)
of investments	(136,136)	(76)	(87,750)	(1,867)
Net increase (decrease) in net assets resulting from
operations	(37,700)	(18)	(20,098)	(2,666)
Changes from principal transactions:
Premiums	5,088	1	12	259
Death benefits	(15,520)	0	(12,899)	(529)
Surrenders and withdrawals	(127,436)	(81)	(67,760)	(2,677)
Contract charges	(8,369)	—	(3,920)	(264)
Cost of insurance and administrative charges	(204)	—	(178)	(4)
Transfers between Divisions
(including fixed account), net	(8,343)	(19)	(13,827)	9,439
Increase (decrease) in net assets derived from
principal transactions	(154,784)	(99)	(98,572)	6,224
Total increase (decrease) in net assets	(192,484)	(117)	(118,670)	3,558
Net assets at December 31, 2015	$1,058,329	$735	$588,326	$30,010
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya FTSE 100® Index Portfolio - Class A	Voya Global Value Advantage Portfolio - Class A	Voya Global Value Advantage Portfolio - Class S	Voya Global Value Advantage Portfolio - Class T
Net assets at January 1, 2014	$5,170	$—	$175,466	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	96	—	2,052	—
Total realized gain (loss) on investments
and capital gains distributions	435	—	9,130	—
Net unrealized appreciation (depreciation)
of investments	(1,112)	—	(5,869)	—
Net increase (decrease) in net assets resulting from
operations	(581)	—	5,313	—
Changes from principal transactions:
Premiums	4,094	—	1,201	—
Death benefits	(138)	—	(1,685)	—
Surrenders and withdrawals	(1,324)	—	(12,771)	—
Contract charges	(94)	—	(1,473)	—
Cost of insurance and administrative charges	(2)	—	(28)	—
Transfers between Divisions
(including fixed account), net	(1,382)	—	(1,111)	—
Increase (decrease) in net assets derived from
principal transactions	1,154	—	(15,867)	—
Total increase (decrease) in net assets	573	—	(10,554)	—
Net assets at December 31, 2014	5,743	—	164,912	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	264	—	(5,100)	(480)
Total realized gain (loss) on investments
and capital gains distributions	(148)	—	26,697	(112)
Net unrealized appreciation (depreciation)
of investments	(755)	—	(53,172)	(3,484)
Net increase (decrease) in net assets resulting from
operations	(639)	—	(31,575)	(4,076)
Changes from principal transactions:
Premiums	(12,043)	4	216	54,588
Death benefits	(114)	—	(3,223)	—
Surrenders and withdrawals	(2,100)	—	(38,868)	—
Contract charges	(154)	—	(3,603)	—
Cost of insurance and administrative charges	(3)	—	(92)	—
Transfers between Divisions
(including fixed account), net	15,055	—	417,565	—
Increase (decrease) in net assets derived from
principal transactions	641	4	371,995	54,588
Total increase (decrease) in net assets	2	4	340,420	50,512
Net assets at December 31, 2015	$5,745	$4	$505,332	$50,512

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Hang Seng Index Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S
Net assets at January 1, 2014	$39,381	$130,749	$124,289	$99,365

Increase (decrease) in net assets
Operations:
Net investment income (loss)	184	(356)	(1,322)	(1,175)
Total realized gain (loss) on investments
and capital gains distributions	1,556	6,042	8,844	3,845
Net unrealized appreciation (depreciation)
of investments	(1,602)	8,333	921	79
Net increase (decrease) in net assets resulting from
operations	138	14,019	8,443	2,749
Changes from principal transactions:
Premiums	122	2	71	39
Death benefits	(281)	(2,052)	(1,303)	(842)
Surrenders and withdrawals	(5,226)	(15,584)	(13,890)	(11,279)
Contract charges	(324)	(612)	(750)	(599)
Cost of insurance and administrative charges	(6)	(35)	(23)	(17)
Transfers between Divisions
(including fixed account), net	(277)	(2,936)	(3,977)	(2,487)
Increase (decrease) in net assets derived from
principal transactions	(5,992)	(21,217)	(19,872)	(15,185)
Total increase (decrease) in net assets	(5,854)	(7,198)	(11,429)	(12,436)
Net assets at December 31, 2014	33,527	123,551	112,860	86,929

Increase (decrease) in net assets
Operations:
Net investment income (loss)	397	(254)	(1,049)	(850)
Total realized gain (loss) on investments
and capital gains distributions	264	6,324	18,070	4,238
Net unrealized appreciation (depreciation)
of investments	(3,559)	(7,007)	(20,252)	(7,072)
Net increase (decrease) in net assets resulting from
operations	(2,898)	(937)	(3,231)	(3,684)
Changes from principal transactions:
Premiums	219	39	79	7
Death benefits	(533)	(2,043)	(1,263)	(1,359)
Surrenders and withdrawals	(4,880)	(12,868)	(11,814)	(8,890)
Contract charges	(324)	(550)	(662)	(528)
Cost of insurance and administrative charges	(6)	(30)	(20)	(15)
Transfers between Divisions
(including fixed account), net	4,486	(3,092)	(2,954)	(1,620)
Increase (decrease) in net assets derived from
principal transactions	(1,038)	(18,544)	(16,634)	(12,405)
Total increase (decrease) in net assets	(3,936)	(19,481)	(19,865)	(16,089)
Net assets at December 31, 2015	$29,591	$104,070	$92,995	$70,840

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Net assets at January 1, 2014	$—	$66,035	$13,312	$187,827

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,240)	(614)	(97)	(1,458)
Total realized gain (loss) on investments
and capital gains distributions	2,326	3,500	282	24,144
Net unrealized appreciation (depreciation)
of investments	(41,739)	(6,566)	(1,203)	(2,031)
Net increase (decrease) in net assets resulting from
operations	(44,653)	(3,680)	(1,018)	20,655
Changes from principal transactions:
Premiums	4,282	31	(3,915)	2,148
Death benefits	(8,109)	(368)	(7)	(2,263)
Surrenders and withdrawals	(89,674)	(5,593)	(848)	(25,343)
Contract charges	(5,789)	(405)	(47)	(1,430)
Cost of insurance and administrative charges	(136)	(9)	(1)	(44)
Transfers between Divisions
(including fixed account), net	1,026,895	(11,196)	1,904	47,611
Increase (decrease) in net assets derived from
principal transactions	927,469	(17,540)	(2,914)	20,679
Total increase (decrease) in net assets	882,816	(21,220)	(3,932)	41,334
Net assets at December 31, 2014	882,816	44,815	9,380	229,161

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,568	459	(169)	(1,855)
Total realized gain (loss) on investments
and capital gains distributions	(2,792)	1,935	267	26,198
Net unrealized appreciation (depreciation)
of investments	(26,906)	(3,024)	(49)	(13,407)
Net increase (decrease) in net assets resulting from
operations	(21,130)	(630)	49	10,936
Changes from principal transactions:
Premiums	(35,899)	4	12,094	1,838
Death benefits	(6,274)	(491)	(40)	(2,190)
Surrenders and withdrawals	(55,041)	(4,573)	(516)	(25,348)
Contract charges	(4,323)	(300)	(48)	(1,670)
Cost of insurance and administrative charges	(95)	(6)	(1)	(46)
Transfers between Divisions
(including fixed account), net	5,674	(3,360)	1,239	22,811
Increase (decrease) in net assets derived from
principal transactions	(95,958)	(8,726)	12,728	(4,605)
Total increase (decrease) in net assets	(117,088)	(9,356)	12,777	6,331
Net assets at December 31, 2015	$765,728	$35,459	$22,157	$235,492

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net assets at January 1, 2014	$397,456	$—	$85,774	$295,192

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,301)	—	(394)	(4,299)
Total realized gain (loss) on investments
and capital gains distributions	35,555	—	7,629	32,724
Net unrealized appreciation (depreciation)
of investments	7,558	—	2,847	(3,963)
Net increase (decrease) in net assets resulting from
operations	41,812	—	10,082	24,462
Changes from principal transactions:
Premiums	1,762	—	1,312	1,642
Death benefits	(8,333)	—	(595)	(5,439)
Surrenders and withdrawals	(47,359)	—	(9,945)	(34,970)
Contract charges	(2,042)	—	(694)	(1,527)
Cost of insurance and administrative charges	(109)	—	(14)	(80)
Transfers between Divisions
(including fixed account), net	51,692	—	29,983	(347)
Increase (decrease) in net assets derived from
principal transactions	(4,389)	—	20,047	(40,721)
Total increase (decrease) in net assets	37,423	—	30,129	(16,259)
Net assets at December 31, 2014	434,879	—	115,903	278,933

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,214)	—	(1,288)	(3,123)
Total realized gain (loss) on investments
and capital gains distributions	44,637	—	11,122	32,337
Net unrealized appreciation (depreciation)
of investments	(43,408)	(2)	(21,593)	(36,035)
Net increase (decrease) in net assets resulting from
operations	15	(2)	(11,759)	(6,821)
Changes from principal transactions:
Premiums	5,586	—	1,660	1,319
Death benefits	(13,033)	—	(1,416)	(7,934)
Surrenders and withdrawals	(41,992)	(1)	(16,895)	(29,449)
Contract charges	(2,209)	—	(1,213)	(1,619)
Cost of insurance and administrative charges	(107)	—	(29)	(73)
Transfers between Divisions
(including fixed account), net	11,317	86	175,949	28,505
Increase (decrease) in net assets derived from
principal transactions	(40,438)	85	158,056	(9,251)
Total increase (decrease) in net assets	(40,423)	83	146,297	(16,072)
Net assets at December 31, 2015	$394,456	$83	$262,200	$262,861

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class A	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class A	Voya Russell™ Small Cap Index Portfolio - Class S
Net assets at January 1, 2014	$—	$189,802	$—	$253,638

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1,807)	—	(2,045)
Total realized gain (loss) on investments
and capital gains distributions	—	22,047	—	33,030
Net unrealized appreciation (depreciation)
of investments	—	(276)	—	(26,372)
Net increase (decrease) in net assets resulting from
operations	—	19,964	—	4,613
Changes from principal transactions:
Premiums	—	1,938	—	1,746
Death benefits	—	(1,086)	—	(1,889)
Surrenders and withdrawals	—	(21,197)	—	(27,117)
Contract charges	—	(1,569)	—	(1,677)
Cost of insurance and administrative charges	—	(25)	—	(33)
Transfers between Divisions
(including fixed account), net	—	38,653	—	(23,511)
Increase (decrease) in net assets derived from
principal transactions	—	16,714	—	(52,481)
Total increase (decrease) in net assets	—	36,678	—	(47,868)
Net assets at December 31, 2014	—	226,480	—	205,770

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1,459)	—	(1,862)
Total realized gain (loss) on investments
and capital gains distributions	—	33,149	—	27,345
Net unrealized appreciation (depreciation)
of investments	(4)	(42,142)	(6)	(38,768)
Net increase (decrease) in net assets resulting from
operations	(4)	(10,452)	(6)	(13,285)
Changes from principal transactions:
Premiums	444	1,432	306	1,098
Death benefits	—	(1,803)	—	(1,625)
Surrenders and withdrawals	—	(19,384)	—	(19,827)
Contract charges	—	(1,741)	—	(1,608)
Cost of insurance and administrative charges	—	(28)	—	(29)
Transfers between Divisions
(including fixed account), net	19	(3,226)	(1)	12,681
Increase (decrease) in net assets derived from
principal transactions	463	(24,750)	305	(9,310)
Total increase (decrease) in net assets	459	(35,202)	299	(22,595)
Net assets at December 31, 2015	$459	$191,278	$299	$183,175

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S	Voya International Value Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class A
Net assets at January 1, 2014	$102,570	$183,572	$7,159	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,481)	63	129	—
Total realized gain (loss) on investments
and capital gains distributions	14,071	(1,660)	(267)	—
Net unrealized appreciation (depreciation)
of investments	(8,755)	8,776	(245)	—
Net increase (decrease) in net assets resulting from
operations	3,835	7,179	(383)	—
Changes from principal transactions:
Premiums	983	1,248	—	—
Death benefits	(724)	(2,300)	(8)	—
Surrenders and withdrawals	(10,996)	(27,260)	(626)	—
Contract charges	(714)	(1,775)	(32)	—
Cost of insurance and administrative charges	(13)	(38)	(1)	—
Transfers between Divisions
(including fixed account), net	(538)	66,036	(25)	—
Increase (decrease) in net assets derived from
principal transactions	(12,002)	35,911	(692)	—
Total increase (decrease) in net assets	(8,167)	43,090	(1,075)	—
Net assets at December 31, 2014	94,403	226,662	6,084	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,352)	819	11	—
Total realized gain (loss) on investments
and capital gains distributions	15,949	(1,662)	520	14
Net unrealized appreciation (depreciation)
of investments	(17,057)	(3,204)	(339)	(14)
Net increase (decrease) in net assets resulting from
operations	(2,460)	(4,047)	192	—
Changes from principal transactions:
Premiums	564	1,782	4	259
Death benefits	(959)	(3,357)	(11)	—
Surrenders and withdrawals	(10,560)	(24,721)	(29)	—
Contract charges	(731)	(1,945)	(5)	—
Cost of insurance and administrative charges	(13)	(37)	—	—
Transfers between Divisions
(including fixed account), net	10,874	39,685	(6,235)	27
Increase (decrease) in net assets derived from
principal transactions	(825)	11,407	(6,276)	286
Total increase (decrease) in net assets	(3,285)	7,360	(6,084)	286
Net assets at December 31, 2015	$91,118	$234,022	$—	$286

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class A	Voya SmallCap Opportunities Portfolio - Class S	Wells Fargo VT Omega Growth Fund - Class 2
Net assets at January 1, 2014	$560,431	$—	$67,639	$1,401

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,040)	—	(1,021)	(24)
Total realized gain (loss) on investments
and capital gains distributions	124,580	—	10,107	355
Net unrealized appreciation (depreciation)
of investments	(86,453)	—	(7,289)	(310)
Net increase (decrease) in net assets resulting from
operations	31,087	—	1,797	21
Changes from principal transactions:
Premiums	2,423	—	73	(290)
Death benefits	(8,728)	—	(501)	—
Surrenders and withdrawals	(63,128)	—	(10,261)	—
Contract charges	(3,173)	—	(392)	—
Cost of insurance and administrative charges	(149)	—	(18)	—
Transfers between Divisions
(including fixed account), net	(28,815)	—	(1,977)	(1)
Increase (decrease) in net assets derived from
principal transactions	(101,570)	—	(13,076)	(291)
Total increase (decrease) in net assets	(70,483)	—	(11,279)	(270)
Net assets at December 31, 2014	489,948	—	56,360	1,131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,049)	—	(894)	(22)
Total realized gain (loss) on investments
and capital gains distributions	82,327	20	7,838	215
Net unrealized appreciation (depreciation)
of investments	(79,718)	(27)	(8,035)	(199)
Net increase (decrease) in net assets resulting from
operations	(5,440)	(7)	(1,091)	(6)
Changes from principal transactions:
Premiums	2,268	323	12	(78)
Death benefits	(8,975)	—	(624)	—
Surrenders and withdrawals	(47,956)	(4)	(6,651)	—
Contract charges	(2,916)	—	(349)	—
Cost of insurance and administrative charges	(133)	—	(15)	—
Transfers between Divisions
(including fixed account), net	1,400	34	(372)	—
Increase (decrease) in net assets derived from
principal transactions	(56,312)	353	(7,999)	(78)
Total increase (decrease) in net assets	(61,752)	346	(9,090)	(84)
Net assets at December 31, 2015	$428,196	$346	$47,270	$1,047

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Wells Fargo VT Index Asset Allocation Fund - Class 2	Wells Fargo VT Intrinsic Value Fund - Class 2	Wells Fargo VT Small Cap Growth Fund - Class 2	Wells Fargo VT Total Return Bond Fund - Class 2
Net assets at January 1, 2014	$1,560	$766	$315	$633

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(9)	(5)	(2)
Total realized gain (loss) on investments
and capital gains distributions	107	11	52	7
Net unrealized appreciation (depreciation)
of investments	118	56	(66)	17
Net increase (decrease) in net assets resulting from
operations	220	58	(19)	22
Changes from principal transactions:
Premiums	—	(130)	—	—
Death benefits	—	—	—	—
Surrenders and withdrawals	(392)	—	(69)	(114)
Contract charges	(11)	—	(1)	(4)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(4)	(1)	3	4
Increase (decrease) in net assets derived from
principal transactions	(407)	(131)	(67)	(114)
Total increase (decrease) in net assets	(187)	(73)	(86)	(92)
Net assets at December 31, 2014	1,373	693	229	541

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(7)	(4)	(2)
Total realized gain (loss) on investments
and capital gains distributions	31	115	41	10
Net unrealized appreciation (depreciation)
of investments	(27)	(122)	(45)	(15)
Net increase (decrease) in net assets resulting from
operations	(6)	(14)	(8)	(7)
Changes from principal transactions:
Premiums	—	(43)	—	—
Death benefits	—	—	(5)	—
Surrenders and withdrawals	(69)	—	(20)	(127)
Contract charges	(10)	—	(1)	(4)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(6)	(2)	(3)	(1)
Increase (decrease) in net assets derived from
principal transactions	(85)	(45)	(29)	(132)
Total increase (decrease) in net assets	(91)	(59)	(37)	(139)
Net assets at December 31, 2015	$1,282	$634	$192	$402

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

1.	Organization
Voya Insurance and Annuity Company Separate Account B (the “Account”) was established by Voya Insurance and Annuity Company (“VIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

In 2009, ING Groep N.V. (“ING”) announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, which together with its subsidiaries, including the Company, constituted ING's U.S.-based retirement, investment management, and insurance operations. On May 2, 2013, the common stock of Voya Financial began trading on the New York Stock Exchange under the symbol “VOYA”. On May 7, 2013 and May 31, 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale by Voya Financial of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”), an indirect, wholly owned subsidiary of ING and previously the sole stockholder of Voya Financial, of 44,201,773 shares of outstanding common stock of Voya Financial (collectively, “the IPO”). On September 30, 2013, ING International transferred all of its shares of Voya Financial common stock to ING.

On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of Voya Financial in a registered public offering (“Secondary Offering”), reducing ING's ownership of Voya Financial to 57%.

Throughout 2014, ING completed the sale of an aggregate of 82,783,006 shares of common stock of Voya Financial in a series of registered public offerings. Also during 2014, pursuant to the terms of share repurchase agreements between ING and Voya Financial, Voya Financial acquired 19,447,847 shares of its common stock from ING. As of the end of 2014, ING’s ownership of Voya Financial had been reduced to approximately 19%.

In March of 2015, ING completed a sale of 32,018,100 shares of common stock of Voya Financial in a registered public offering. Concurrently with this offering, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 13,599,274 shares of its common stock from ING.

As a result of these transactions, ING satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya Financial together with its subsidiaries, by the end of 2016. ING continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial common stock at an exercise price of $48.75, in each case subject to adjustments.

The Account includes Voya Architect Contracts, Voya GoldenSelect Contracts, Voya Retirement Solutions Rollover Choice Contracts and Voya SmartDesign Contracts, which all ceased being available to new contract owners; as well as Voya Preferred Advantage Variable Annuity Contracts (collectively, the “Contracts”). The ceased contracts were, however, still available to existing contract owners. Voya GoldenSelect Contracts included Access, DVA Plus, Premium

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Plus, ES II and Landmark. Voya SmartDesign Contracts include Advantage, Signature Variable Annuity and Variable Annuity.

The Account also includes the following discontinued offerings:

Voya GoldenSelect Contracts:
   Access One (September 2003)
   DVA and DVA Series 100 (May 2000)
   DVA 80 (May 1991)
   DVA Plus (January 2004)
   Generations (October 2008)
   Granite PrimElite (May 2001)
   Opportunities and Legends (March 2007)
   Value (June 2003)
ING Simplicity Contracts (August 2007)
Voya SmartDesign Contracts:
   Variable Annuity, Advantage and Signature (April 2008)
Wells Fargo ING Contracts:
   Opportunities and Landmark (June 2006)
ING Customized Solutions Focus Contracts (September 2004)

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the VIAC guaranteed interest division, the VIAC fixed interest division and the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VIAC.

At December 31, 2015, the Account had 179 investment divisions (the “Divisions”), 54 of which invest in independently managed mutual funds and 125 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”) or Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”).

The Divisions with assets balances at December 31, 2015 and related Trusts are as follows:

AIM Variable Insurance Funds:
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
American Funds Insurance Series®:
Bond Fund - Class 4
Capital Income Builder Fund - Class 4
Global Growth Fund - Class 4
Growth Fund - Class 4
International Fund - Class 4
New World Fund - Class 4
BlackRock Variable Series Funds, Inc.:
BlackRock Equity Dividend V.I. Fund - Class III

BlackRock Variable Series Funds, Inc. (continued):
BlackRock Global Allocation V.I. Fund - Class III
BlackRock High Yield V.I. Fund - Class III
BlackRock iShares Alternative Strategies V.I. Fund - Class III
BlackRock iShares Dynamic Allocation V.I. Fund - Class III
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A
Columbia Small Cap Value Fund, Variable Series - Class B
Columbia Small Company Growth Fund, Variable Series - Class A

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1
Deutsche Variable Series II:
Deutsche Alternative Asset Allocation VIP - Class B
Deutsche High Income VIP - Class B
Eaton Vance Variable Trust:
Eaton Vance VT Floating-Rate Income Fund - Initial Class
Eaton Vance VT Large-Cap Value Fund - Initial Class
Fidelity® Variable Insurance Products:
Fidelity® VIP Strategic Income Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Franklin Strategic Income VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 2
Ivy Funds Variable Insurance Portfolios:
Ivy Funds VIP Asset Strategy
Ivy Funds VIP Energy
Ivy Funds VIP High Income
Ivy Funds VIP Mid Cap Growth
Ivy Funds VIP Science and Technology
Ivy Funds VIP Small Cap Growth
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Service Shares
Janus Aspen Series Flexible Bond Portfolio - Service Shares
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I
Oppenheimer Variable Account Funds:
Oppenheimer International Growth Fund/VA - Service Shares
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
PIMCO Variable Insurance Trust:
PIMCO All Asset Portfolio - Administrative Class
PIMCO Low Duration Portfolio - Administrative Class
PIMCO Real Return Portfolio - Administrative Class
PIMCO Short-Term Portfolio - Administrative Class
PIMCO Total Return Portfolio - Administrative Class
ProFunds:
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
Putnam Variable Trust:
Putnam VT American Government Income Fund - Class 1B
Putnam VT Income Fund - Class 1B
Putnam VT Small Cap Value Fund - Class 1B
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Blue Chip Growth Portfolio - II
T. Rowe Price Health Sciences Portfolio - II
Variable Insurance Trust:
MFS VIT Utilities Series Portfolio - Service Class

Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class A
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class A
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Growth Portfolio - Service 2 Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya Liquid Assets Portfolio - Service Class
Voya Liquid Assets Portfolio - Service 2 Class
Voya Multi-Manager Large Cap Core Portfolio - Service Class
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Service 2 Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Clarion Real Estate Portfolio - Service 2 Class
VY® FMR Diversified Mid Cap Portfolio - Adviser Class
VY® FMR Diversified Mid Cap Portfolio - Service Class
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class
VY® Franklin Income Portfolio - Adviser Class
VY® Franklin Income Portfolio - Service Class
VY® Franklin Income Portfolio - Service 2 Class
VY® Invesco Growth and Income Portfolio - Adviser Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service 2 Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Voya Investors Trust (continued):
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
VY® Morgan Stanley Global Franchise Portfolio - Service Class
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Service 2 Class
Voya Mutual Funds:
Voya Diversified International Fund - Class R
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Service Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2055 Portfolio - Adviser Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Adviser Class

Voya Partners, Inc. (continued):
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Service 2 Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Adviser Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Adviser Class
VY® Templeton Foreign Equity Portfolio - Service Class
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S
Voya Strategic Allocation Growth Portfolio - Class S
Voya Strategic Allocation Moderate Portfolio - Class S
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A
Voya FTSE 100® Index Portfolio - Class A
Voya Global Value Advantage Portfolio - Class A
Voya Global Value Advantage Portfolio - Class S
Voya Global Value Advantage Portfolio - Class T
Voya Hang Seng Index Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class A
Voya International Index Portfolio - Class S
Voya Japan TOPIX® Index Portfolio - Class A
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class A
Voya Russell™ Mid Cap Index Portfolio - Class S
Voya Russell™ Small Cap Index Portfolio - Class A
Voya Russell™ Small Cap Index Portfolio - Class S

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Voya Variable Portfolios, Inc. (continued):
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class S
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class A
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class A
Voya SmallCap Opportunities Portfolio - Class S

Wells Fargo Funds Trust:
Wells Fargo VT Omega Growth Fund - Class 2
Wells Fargo Variable Trust:
Wells Fargo VT Index Asset Allocation Fund - Class 2
Wells Fargo VT Intrinsic Value Fund - Class 2
Wells Fargo VT Small Cap Growth Fund - Class 2
Wells Fargo VT Total Return Bond Fund - Class 2

The names of certain Divisions were changed during 2015. The following is a summary of current and former names for those Divisions:

Current Name
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I
Wells Fargo Funds Trust:
Wells Fargo VT Omega Growth Fund - Class 2
Wells Fargo Variable Trust:
Wells Fargo VT Index Asset Allocation Fund - Class 2
Wells Fargo VT Intrinsic Value Fund - Class 2
Wells Fargo VT Small Cap Growth Fund - Class 2
Wells Fargo VT Total Return Bond Fund - Class 2

Former Name
Legg Mason Partners Variable Income Trust:
Western Asset Variable High Income Portfolio
Wells Fargo Funds Trust:
Wells Fargo Advantage VT Omega Growth Fund - Class 2
Wells Fargo Variable Trust:
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
Wells Fargo Advantage VT Total Return Bond Fund

During 2015, the following Divisions were closed to contract owners:

AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Value Portfolio - Class I
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II
Voya Investors Trust:
Voya Global Resources Portfolio - Adviser Class
Voya Global Resources Portfolio - Service Class

Voya Investors Trust (continued):
Voya Global Resources Portfolio - Service 2 Class
VY® DFA World Equity Portfolio - Service Class
VY® Franklin Mutual Shares Portfolio - Service Class
VY® Franklin Templeton Founding Strategy Portfolio - Service Class
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Service Class
Voya Solution 2015 Portfolio - Service Class
Voya Variable Products Trust:
Voya International Value Portfolio - Class S

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. To the extent that benefits to be paid to the contract owners exceed their account values, VIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, benefits payments, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VIAC).

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements were issued.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

3.	Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2015 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2015. The Account had no liabilities as of December 31, 2015.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees
Under the terms of all Contracts, certain charges and fees are incurred by the Contracts to cover VIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Daily charges are deducted at annual rates of 0.35% to 2.20% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.15% of the assets attributable to certain Contracts. For the Voya Preferred Advantage Variable Annuity Contract the Account deducts this charge at annual rates of 0.60% to cover the mortality and expense risks, as specified in the contract. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract. These charges are assessed through the redemption of units.

Withdrawal and Distribution Charges

For certain Contracts, a charge is deducted from the accumulation value for contract owners taking more than one conventional partial withdrawal during a Contract year. For certain Contracts, annual distribution fees are deducted from the Contracts’ accumulation values. These charges are assessed through the redemption of units.

Other Contract Charges

For certain Contracts, an additional charge of 0.60% is deducted daily from the accumulation values for contract owners who select the Premium Bonus Option feature. These charges are assessed through a reduction in unit values.

Certain Contacts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fees Waived by VIAC

Certain charges and fees for various types of Contracts may be waived by VIAC. VIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.	Related Party Transactions
During the year ended December 31, 2015, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to the Voya Investors Trust and Voya Partners, Inc. The Trusts' advisory agreements provide for fees at annual rates ranging from 0.05% to 1.25% of the average net assets of each respective Fund.

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Mutual Funds, Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts' advisory agreements provide for fees at annual rates ranging from 0.14% to 0.90% of the average net assets of each respective Fund.

6.    Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	$—	$16,444
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	8	1
American Funds Insurance Series®:
Bond Fund - Class 4	559	57
Capital Income Builder Fund - Class 4	243	3
Global Growth Fund - Class 4	359	47
Growth Fund - Class 4	748	38
International Fund - Class 4	291	1
New World Fund - Class 4	286	13
BlackRock Variable Series Funds, Inc.:
BlackRock Equity Dividend V.I. Fund - Class III	403	21
BlackRock Global Allocation V.I. Fund - Class III	73,898	186,009
BlackRock High Yield V.I. Fund - Class III	126	2
BlackRock iShares Alternative Strategies V.I. Fund - Class III	9	—
BlackRock iShares Dynamic Allocation V.I. Fund - Class III	22	1
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	40	28
Columbia Small Cap Value Fund, Variable Series - Class B	8,814	21,984
Columbia Small Company Growth Fund, Variable Series - Class A	2	2
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	—	26
Deutsche Variable Series II:
Deutsche Alternative Asset Allocation VIP - Class B	3	—
Deutsche High Income VIP - Class B	39	1

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Eaton Vance Variable Trust:
Eaton Vance VT Floating-Rate Income Fund - Initial Class	$2,086	$592
Eaton Vance VT Large-Cap Value Fund - Initial Class	107	16
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	13,258	153,669
Fidelity® VIP Strategic Income Portfolio - Service Class 2	519	14
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	2,032	2,411
Franklin Strategic Income VIP Fund - Class 2	269	6
Templeton Global Bond VIP Fund - Class 2	749	22
Ivy Funds Variable Insurance Portfolios:
Ivy Funds VIP Asset Strategy	416	125
Ivy Funds VIP Energy	141	7
Ivy Funds VIP High Income	264	20
Ivy Funds VIP Mid Cap Growth	313	4
Ivy Funds VIP Science and Technology	305	10
Ivy Funds VIP Small Cap Growth	20	—
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Service Shares	573	65
Janus Aspen Series Flexible Bond Portfolio - Service Shares	471	11
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Value Portfolio - Class I	1	91
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I	1	12
Oppenheimer Variable Account Funds:
Oppenheimer International Growth Fund/VA - Service Shares	227	2
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	544	305
PIMCO Variable Insurance Trust:
PIMCO All Asset Portfolio - Administrative Class	2	1
PIMCO Low Duration Portfolio - Administrative Class	418	2
PIMCO Real Return Portfolio - Administrative Class	303	1,587
PIMCO Short-Term Portfolio - Administrative Class	1,314	223
PIMCO Total Return Portfolio - Administrative Class	3,047	499
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	778	15,309
ProFunds:
ProFund VP Bull	116	1,169
ProFund VP Europe 30	231	627
ProFund VP Rising Rates Opportunity	108	706
Putnam Variable Trust:
Putnam VT American Government Income Fund - Class 1B	123	1
Putnam VT Income Fund - Class 1B	326	1
Putnam VT Small Cap Value Fund - Class 1B	81	1
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Blue Chip Growth Portfolio - II	661	110
T. Rowe Price Health Sciences Portfolio - II	1,295	76
Variable Insurance Trust:
MFS VIT Utilities Series Portfolio - Service Class	52	4
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S	143	698
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class A	930	38
Voya Intermediate Bond Portfolio - Class S	184,496	499,406

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class A	$17,543	$43,757
Voya Global Resources Portfolio - Adviser Class	4,492	78,228
Voya Global Resources Portfolio - Service Class	4,240	274,499
Voya Global Resources Portfolio - Service 2 Class	192	14,292
Voya High Yield Portfolio - Adviser Class	32	7
Voya High Yield Portfolio - Service Class	58,569	115,961
Voya Large Cap Growth Portfolio - Adviser Class	203,408	313,740
Voya Large Cap Growth Portfolio - Institutional Class	8	13
Voya Large Cap Growth Portfolio - Service Class	173,291	322,881
Voya Large Cap Growth Portfolio - Service 2 Class	1,770	2,961
Voya Large Cap Value Portfolio - Adviser Class	147	43
Voya Large Cap Value Portfolio - Service Class	247,048	196,230
Voya Limited Maturity Bond Portfolio - Service Class	470	7,164
Voya Liquid Assets Portfolio - Service Class	138,923	194,427
Voya Liquid Assets Portfolio - Service 2 Class	8,582	6,310
Voya Multi-Manager Large Cap Core Portfolio - Service Class	18,789	20,023
Voya Retirement Conservative Portfolio - Adviser Class	50,288	68,990
Voya Retirement Growth Portfolio - Adviser Class	64,301	571,635
Voya Retirement Moderate Growth Portfolio - Adviser Class	152,536	392,122
Voya Retirement Moderate Portfolio - Adviser Class	121,091	215,892
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	217	1
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	15,040	46,756
VY® Clarion Global Real Estate Portfolio - Adviser Class	163	18
VY® Clarion Global Real Estate Portfolio - Service Class	4,239	18,200
VY® Clarion Global Real Estate Portfolio - Service 2 Class	47	289
VY® Clarion Real Estate Portfolio - Adviser Class	91	11
VY® Clarion Real Estate Portfolio - Service Class	4,659	44,087
VY® Clarion Real Estate Portfolio - Service 2 Class	477	3,040
VY® DFA World Equity Portfolio - Service Class	26,889	182,862
VY® FMR Diversified Mid Cap Portfolio - Adviser Class	45	1
VY® FMR Diversified Mid Cap Portfolio - Service Class	106,200	93,340
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	5,319	4,764
VY® Franklin Income Portfolio - Adviser Class	272	2
VY® Franklin Income Portfolio - Service Class	26,365	107,529
VY® Franklin Income Portfolio - Service 2 Class	688	2,934
VY® Franklin Mutual Shares Portfolio - Service Class	100,519	208,640
VY® Franklin Templeton Founding Strategy Portfolio - Service Class	144,520	870,883
VY® Invesco Growth and Income Portfolio - Adviser Class	200	61
VY® Invesco Growth and Income Portfolio - Service Class	71,564	65,844
VY® Invesco Growth and Income Portfolio - Service 2 Class	7,314	5,991
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	62	1
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	45,571	71,342
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	1,610	3,109
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	252	76
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	57,903	45,671
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	3,965	4,817
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	120	14
VY® Morgan Stanley Global Franchise Portfolio - Service Class	56,617	51,519
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	7,325	8,008
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	6,136	283
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	436,194	300,074
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	11,461	12,116

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust (continued):
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	132	1
VY® T. Rowe Price Equity Income Portfolio - Service Class	$91,034	$102,644
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	3,440	2,932
VY® T. Rowe Price International Stock Portfolio - Adviser Class	25	1
VY® T. Rowe Price International Stock Portfolio - Service Class	32,417	39,583
VY® Templeton Global Growth Portfolio - Service Class	14,340	37,816
VY® Templeton Global Growth Portfolio - Service 2 Class	295	1,276
Voya Mutual Funds:
Voya Diversified International Fund - Class R	1	4
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Service Class	421	3,921
Voya Global Bond Portfolio - Adviser Class	51	1
Voya Global Bond Portfolio - Service Class	63	1,231
Voya Solution 2015 Portfolio - Service Class	2,359	13,888
Voya Solution 2025 Portfolio - Adviser Class	40	—
Voya Solution 2025 Portfolio - Service Class	2,312	1,846
Voya Solution 2035 Portfolio - Adviser Class	26	6
Voya Solution 2035 Portfolio - Service Class	1,695	1,472
Voya Solution 2045 Portfolio - Adviser Class	19	6
Voya Solution 2045 Portfolio - Service Class	179	31
Voya Solution 2055 Portfolio - Adviser Class	2	1
Voya Solution Income Portfolio - Adviser Class	233	1
Voya Solution Income Portfolio - Service Class	13,820	1,735
Voya Solution Moderately Aggressive Portfolio - Service Class	783,231	54,755
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	113	12
VY® American Century Small-Mid Cap Value Portfolio - Service Class	516	382
VY® Baron Growth Portfolio - Adviser Class	289	20
VY® Baron Growth Portfolio - Service Class	41,141	77,576
VY® Columbia Contrarian Core Portfolio - Adviser Class	635	23
VY® Columbia Contrarian Core Portfolio - Service Class	42,972	41,458
VY® Columbia Small Cap Value II Portfolio - Adviser Class	184	10
VY® Columbia Small Cap Value II Portfolio - Service Class	1,217	21,086
VY® Invesco Comstock Portfolio - Service Class	10,098	54,219
VY® Invesco Equity and Income Portfolio - Adviser Class	129	3
VY® Invesco Equity and Income Portfolio - Initial Class	131	435
VY® Invesco Equity and Income Portfolio - Service Class	70,625	142,037
VY® Invesco Equity and Income Portfolio - Service 2 Class	52,566	74,100
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	333	87
VY® JPMorgan Mid Cap Value Portfolio - Service Class	25,487	37,660
VY® Oppenheimer Global Portfolio - Adviser Class	774	1
VY® Oppenheimer Global Portfolio - Initial Class	364	608
VY® Oppenheimer Global Portfolio - Service Class	49,993	22,989
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	1,768	878
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	1,052	3
VY® T. Rowe Price Growth Equity Portfolio - Service Class	134,230	51,507
VY® Templeton Foreign Equity Portfolio - Adviser Class	71	1
VY® Templeton Foreign Equity Portfolio - Service Class	30,246	79,141
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S	562	329
Voya Strategic Allocation Growth Portfolio - Class S	154	59
Voya Strategic Allocation Moderate Portfolio - Class S	51	92

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	$74,331	$179,867
Voya Growth and Income Portfolio - Class I	52	110
Voya Growth and Income Portfolio - Class S	40,326	110,475
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A	16,480	9,835
Voya FTSE 100® Index Portfolio - Class A	2,699	1,634
Voya Global Value Advantage Portfolio - Class A	8	3
Voya Global Value Advantage Portfolio - Class S	452,216	85,321
Voya Global Value Advantage Portfolio - Class T	75,294	21,186
Voya Hang Seng Index Portfolio - Class S	13,110	13,751
Voya Index Plus LargeCap Portfolio - Class S	1,956	20,754
Voya Index Plus MidCap Portfolio - Class S	15,914	18,819
Voya Index Plus SmallCap Portfolio - Class S	1,158	14,413
Voya International Index Portfolio - Class A	40,461	127,851
Voya International Index Portfolio - Class S	1,366	9,633
Voya Japan TOPIX® Index Portfolio - Class A	22,073	9,279
Voya Russell™ Large Cap Growth Index Portfolio - Class S	58,801	65,260
Voya Russell™ Large Cap Index Portfolio - Class S	56,210	97,861
Voya Russell™ Large Cap Value Index Portfolio - Class I	87	1
Voya Russell™ Large Cap Value Index Portfolio - Class S	199,430	41,168
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	43,612	55,986
Voya Russell™ Mid Cap Index Portfolio - Class A	478	15
Voya Russell™ Mid Cap Index Portfolio - Class S	51,235	58,989
Voya Russell™ Small Cap Index Portfolio - Class A	308	3
Voya Russell™ Small Cap Index Portfolio - Class S	53,702	45,908
Voya Small Company Portfolio - Class S	29,881	18,718
Voya U.S. Bond Index Portfolio - Class S	79,298	66,592
Voya Variable Products Trust:
Voya International Value Portfolio - Class S	43	6,308
Voya MidCap Opportunities Portfolio - Class A	312	12
Voya MidCap Opportunities Portfolio - Class S	77,303	74,076
Voya SmallCap Opportunities Portfolio - Class A	391	17
Voya SmallCap Opportunities Portfolio - Class S	5,619	9,464
Wells Fargo Funds Trust:
Wells Fargo VT Omega Growth Fund - Class 2	192	100
Wells Fargo Variable Trust:
Wells Fargo VT Index Asset Allocation Fund - Class 2	14	109
Wells Fargo VT Intrinsic Value Fund - Class 2	103	57
Wells Fargo VT Small Cap Growth Fund - Class 2	29	34
Wells Fargo VT Total Return Bond Fund - Class 2	10	145

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding for the years ended December 31, 2015 and 2014 are shown in the following table.

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	6,466	1,089,638	(1,083,172)	6,155	321,439	(315,284)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	828	77	751	—	—	—
American Funds Insurance Series®:
Bond Fund - Class 4	52,144	1,454	50,690	—	—	—
Capital Income Builder Fund - Class 4	25,304	299	25,005	—	—	—
Global Growth Fund - Class 4	42,898	11,447	31,451	—	—	—
Growth Fund - Class 4	74,954	3,323	71,631	—	—	—
International Fund - Class 4	31,648	101	31,547	—	—	—
New World Fund - Class 4	29,434	349	29,085	—	—	—
BlackRock Variable Series Funds, Inc.:
BlackRock Equity Dividend V.I. Fund - Class III	39,826	2,198	37,628	—	—	—
BlackRock Global Allocation V.I. Fund - Class III	4,976,251	18,294,326	(13,318,075)	8,224,669	16,150,765	(7,926,096)
BlackRock High Yield V.I. Fund - Class III	12,527	77	12,450	—	—	—
BlackRock iShares Alternative Strategies V.I. Fund - Class III	846	—	846	—	—	—
BlackRock iShares Dynamic Allocation V.I. Fund - Class III	2,250	143	2,107	—	—	—
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	13	1,065	(1,052)	6	402	(396)
Columbia Small Cap Value Fund, Variable Series - Class B	59,038	752,414	(693,376)	90,778	1,034,614	(943,836)
Columbia Small Company Growth Fund, Variable Series - Class A	—	40	(40)	—	39	(39)
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	537	2,237	(1,700)	—	1,038	(1,038)
Deutsche Variable Series II:
Deutsche Alternative Asset Allocation VIP - Class B	268	—	268	—	—	—
Deutsche High Income VIP - Class B	3,931	—	3,931	—	—	—
Eaton Vance Variable Trust:
Eaton Vance VT Floating-Rate Income Fund - Initial Class	210,766	60,932	149,834	—	—	—
Eaton Vance VT Large-Cap Value Fund - Initial Class	9,664	185	9,479	—	—	—

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	50,113	9,248,636	(9,198,523)	97,784	1,916,525	(1,818,741)
Fidelity® VIP Strategic Income Portfolio - Service Class 2	50,947	567	50,380	—	—	—
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	19,519	84,568	(65,049)	19,034	64,028	(44,994)
Franklin Strategic Income VIP Fund - Class 2	28,075	860	27,215	—	—	—
Templeton Global Bond VIP Fund - Class 2	78,119	1,877	76,242	—	—	—
Ivy Funds Variable Insurance Portfolios:
Ivy Funds VIP Asset Strategy	45,527	13,838	31,689	—	—	—
Ivy Funds VIP Energy	15,958	85	15,873	—	—	—
Ivy Funds VIP High Income	27,463	2,327	25,136	—	—	—
Ivy Funds VIP Mid Cap Growth	34,195	306	33,889	—	—	—
Ivy Funds VIP Science and Technology	32,665	305	32,360	—	—	—
Ivy Funds VIP Small Cap Growth	2,084	71	2,013	—	—	—
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Service Shares	61,328	8,709	52,619	—	—	—
Janus Aspen Series Flexible Bond Portfolio - Service Shares	47,108	867	46,241	—	—	—
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Value Portfolio - Class I	15	6,444	(6,429)	—	537	(537)
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I	—	403	(403)	13	12	1
Oppenheimer Variable Account Funds:
Oppenheimer International Growth Fund/VA - Service Shares	23,672	156	23,516	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	7,145	9,763	(2,618)	9,895	15,076	(5,181)
PIMCO Variable Insurance Trust:
PIMCO All Asset Portfolio - Administrative Class	151	75	76	—	—	—
PIMCO Low Duration Portfolio - Administrative Class	41,563	226	41,337	—	—	—
PIMCO Real Return Portfolio - Administrative Class	6,810	112,027	(105,217)	52,902	175,527	(122,625)
PIMCO Short-Term Portfolio - Administrative Class	131,468	22,617	108,851	—	—	—

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
PIMCO Variable Insurance Trust (continued):
PIMCO Total Return Portfolio - Administrative Class	308,327	58,920	249,407	—	—	—
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	6,636	626,517	(619,881)	18,693	90,780	(72,087)
ProFunds:
ProFund VP Bull	744	79,380	(78,636)	18,822	271,740	(252,918)
ProFund VP Europe 30	6,618	59,156	(52,538)	8,740	142,012	(133,272)
ProFund VP Rising Rates Opportunity	59,069	311,668	(252,599)	337,661	370,221	(32,560)
Putnam Variable Trust:
Putnam VT American Government Income Fund - Class 1B	12,678	296	12,382	—	—	—
Putnam VT Income Fund - Class 1B	33,478	91	33,387	—	—	—
Putnam VT Small Cap Value Fund - Class 1B	8,397	74	8,323	—	—	—
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Blue Chip Growth Portfolio - II	64,991	10,588	54,403	—	—	—
T. Rowe Price Health Sciences Portfolio - II	125,123	9,144	115,979	—	—	—
Variable Insurance Trust:
MFS VIT Utilities Series Portfolio - Service Class	5,478	133	5,345	—	—	—
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S	4,763	45,957	(41,194)	5,276	59,730	(54,454)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class A	92,206	4,244	87,962	—	—	—
Voya Intermediate Bond Portfolio - Class S	25,364,926	49,839,934	(24,475,008)	205,632,451	54,296,049	151,336,402
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class A	1,159,448	4,365,878	(3,206,430)	20,690,783	4,637,454	16,053,329
Voya Global Resources Portfolio - Adviser Class	—	9,490,365	(9,490,365)	6,351,450	4,843,839	1,507,611
Voya Global Resources Portfolio - Service Class	—	9,234,523	(9,234,523)	523,748	2,040,874	(1,517,126)
Voya Global Resources Portfolio - Service 2 Class	—	688,149	(688,149)	21,898	148,428	(126,530)
Voya High Yield Portfolio - Adviser Class	2,872	373	2,499	—	—	—
Voya High Yield Portfolio - Service Class	4,126,478	8,307,969	(4,181,491)	6,887,773	11,431,763	(4,543,990)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
Voya Large Cap Growth Portfolio - Adviser Class	5,223,571	23,344,992	(18,121,421)	7,290,886	31,177,955	(23,887,069)
Voya Large Cap Growth Portfolio - Institutional Class	—	1,136	(1,136)	8,199	58	8,141
Voya Large Cap Growth Portfolio - Service Class	444,664	12,949,481	(12,504,817)	47,543,829	14,966,167	32,577,662
Voya Large Cap Growth Portfolio - Service 2 Class	452	115,107	(114,655)	872,281	87,448	784,833
Voya Large Cap Value Portfolio - Adviser Class	16,397	5,539	10,858	—	—	—
Voya Large Cap Value Portfolio - Service Class	14,236,923	13,976,563	260,360	37,839,059	13,426,385	24,412,674
Voya Limited Maturity Bond Portfolio - Service Class	19,772	321,503	(301,731)	59,492	452,134	(392,642)
Voya Liquid Assets Portfolio - Service Class	27,366,328	30,539,470	(3,173,142)	34,130,732	42,481,038	(8,350,306)
Voya Liquid Assets Portfolio - Service 2 Class	986,469	734,165	252,304	968,025	1,366,964	(398,939)
Voya Multi-Manager Large Cap Core Portfolio - Service Class	1,282,105	1,534,830	(252,725)	1,385,295	1,128,285	257,010
Voya Retirement Conservative Portfolio - Adviser Class	7,492,576	10,567,645	(3,075,069)	8,160,027	15,620,720	(7,460,693)
Voya Retirement Growth Portfolio - Adviser Class	4,993,053	42,451,684	(37,458,631)	8,400,115	51,654,801	(43,254,686)
Voya Retirement Moderate Growth Portfolio - Adviser Class	7,718,421	30,371,665	(22,653,244)	7,635,583	34,931,925	(27,296,342)
Voya Retirement Moderate Portfolio - Adviser Class	4,720,426	18,652,773	(13,932,347)	6,303,968	23,097,104	(16,793,136)
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	22,609	103	22,506	—	—	—
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	2,869,002	5,597,130	(2,728,128)	5,896,052	11,019,027	(5,122,975)
VY® Clarion Global Real Estate Portfolio - Adviser Class	15,710	241	15,469	—	—	—
VY® Clarion Global Real Estate Portfolio - Service Class	201,237	1,308,878	(1,107,641)	216,124	1,550,019	(1,333,895)
VY® Clarion Global Real Estate Portfolio - Service 2 Class	823	19,241	(18,418)	638	32,832	(32,194)
VY® Clarion Real Estate Portfolio - Adviser Class	9,419	861	8,558	—	—	—
VY® Clarion Real Estate Portfolio - Service Class	40,842	488,544	(447,702)	29,093	836,605	(807,512)
VY® Clarion Real Estate Portfolio - Service 2 Class	10,466	95,955	(85,489)	4,723	143,887	(139,164)
VY® DFA World Equity Portfolio - Service Class	—	15,921,585	(15,921,585)	2,116,962	2,899,551	(782,589)
VY® FMR Diversified Mid Cap Portfolio - Adviser Class	4,692	76	4,616	—	—	—
VY® FMR Diversified Mid Cap Portfolio - Service Class	931,131	4,333,914	(3,402,783)	1,654,180	5,835,827	(4,181,647)
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	16,898	170,093	(153,195)	25,583	231,070	(205,487)
VY® Franklin Income Portfolio - Adviser Class	28,808	140	28,668	—	—	—
VY® Franklin Income Portfolio - Service Class	2,255,146	9,026,408	(6,771,262)	8,554,305	9,843,487	(1,289,182)
VY® Franklin Income Portfolio - Service 2 Class	28,142	209,155	(181,013)	143,323	133,736	9,587
VY® Franklin Mutual Shares Portfolio - Service Class	—	13,911,184	(13,911,184)	2,013,375	3,155,170	(1,141,795)
VY® Franklin Templeton Founding Strategy Portfolio - Service Class	—	74,456,358	(74,456,358)	6,086,614	11,853,383	(5,766,769)
VY® Invesco Growth and Income Portfolio - Adviser Class	20,485	6,279	14,206	—	—	—

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
VY® Invesco Growth and Income Portfolio - Service Class	647,586	1,912,272	(1,264,686)	1,050,668	2,735,832	(1,685,164)
VY® Invesco Growth and Income Portfolio - Service 2 Class	28,775	258,239	(229,464)	32,798	436,022	(403,224)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	7,110	79	7,031	—	—	—
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	2,175,031	4,659,271	(2,484,240)	4,020,472	7,339,060	(3,318,588)
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	19,506	115,308	(95,802)	9,320	140,522	(131,202)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	26,521	8,177	18,344	—	—	—
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	2,170,473	2,856,810	(686,337)	2,646,318	5,432,206	(2,785,888)
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	13,446	167,015	(153,569)	8,997	248,187	(239,190)
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	10,791	482	10,309	—	—	—
VY® Morgan Stanley Global Franchise Portfolio - Service Class	1,549,742	2,788,994	(1,239,252)	1,835,351	4,165,701	(2,330,350)
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	41,291	294,666	(253,375)	55,674	439,594	(383,920)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	614,774	34,882	579,892	—	—	—
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	5,786,670	8,996,175	(3,209,505)	5,849,694	10,637,387	(4,787,693)
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	79,751	482,587	(402,836)	85,020	526,563	(441,543)
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	13,990	109	13,881	—	—	—
VY® T. Rowe Price Equity Income Portfolio - Service Class	920,580	3,155,703	(2,235,123)	1,783,023	4,459,082	(2,676,059)
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	22,699	140,581	(117,882)	36,910	208,804	(171,894)
VY® T. Rowe Price International Stock Portfolio - Adviser Class	2,598	75	2,523	—	—	—
VY® T. Rowe Price International Stock Portfolio - Service Class	3,754,918	4,247,903	(492,985)	3,246,334	1,956,972	1,289,362
VY® Templeton Global Growth Portfolio - Service Class	383,168	1,600,014	(1,216,846)	1,367,982	2,668,958	(1,300,976)
VY® Templeton Global Growth Portfolio - Service 2 Class	4,279	70,641	(66,362)	40,795	72,237	(31,442)
Voya Mutual Funds:
Voya Diversified International Fund - Class R	—	261	(261)	—	2,469	(2,469)
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Service Class	—	246,578	(246,578)	2,136	48,125	(45,989)
Voya Global Bond Portfolio - Adviser Class	5,205	123	5,082	—	—	—
Voya Global Bond Portfolio - Service Class	5,664	89,097	(83,433)	27,825	105,079	(77,254)
Voya Solution 2015 Portfolio - Service Class	—	920,001	(920,001)	37,503	206,790	(169,287)
Voya Solution 2025 Portfolio - Adviser Class	4,243	107	4,136	—	—	—

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
Voya Solution 2025 Portfolio - Service Class	7,328	116,267	(108,939)	31,632	38,569	(6,937)
Voya Solution 2035 Portfolio - Adviser Class	2,648	523	2,125	—	—	—
Voya Solution 2035 Portfolio - Service Class	21,607	85,571	(63,964)	4,875	46,366	(41,491)
Voya Solution 2045 Portfolio - Adviser Class	1,923	526	1,397	—	—	—
Voya Solution 2045 Portfolio - Service Class	516	1,280	(764)	578	22,404	(21,826)
Voya Solution 2055 Portfolio - Adviser Class	76	—	76	—	—	—
Voya Solution Income Portfolio - Adviser Class	23,954	89	23,865	—	—	—
Voya Solution Income Portfolio - Service Class	940,845	115,468	825,377	34,008	77,668	(43,660)
Voya Solution Moderately Aggressive Portfolio - Service Class	78,813,250	5,942,012	72,871,238	—	—	—
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	10,809	130	10,679	—	—	—
VY® American Century Small-Mid Cap Value Portfolio - Service Class	3,670	12,344	(8,674)	16,509	15,703	806
VY® Baron Growth Portfolio - Adviser Class	29,397	191	29,206	—	—	—
VY® Baron Growth Portfolio - Service Class	1,804,943	4,718,519	(2,913,576)	2,928,042	7,662,806	(4,734,764)
VY® Columbia Contrarian Core Portfolio - Adviser Class	63,873	140	63,733	—	—	—
VY® Columbia Contrarian Core Portfolio - Service Class	1,938,877	3,760,598	(1,821,721)	3,603,719	5,524,090	(1,920,371)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	18,549	75	18,474	—	—	—
VY® Columbia Small Cap Value II Portfolio - Service Class	111,200	1,303,642	(1,192,442)	176,632	1,477,660	(1,301,028)
VY® Invesco Comstock Portfolio - Service Class	1,109,458	3,574,336	(2,464,878)	4,936,117	5,567,383	(631,266)
VY® Invesco Equity and Income Portfolio - Adviser Class	13,015	331	12,684	—	—	—
VY® Invesco Equity and Income Portfolio - Initial Class	62	22,150	(22,088)	41	8,831	(8,790)
VY® Invesco Equity and Income Portfolio - Service Class	422,153	8,013,807	(7,591,654)	38,017,936	6,236,759	31,781,177
VY® Invesco Equity and Income Portfolio - Service 2 Class	3,110,946	8,543,252	(5,432,306)	55,353,972	8,972,837	46,381,135
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	34,742	9,141	25,601	—	—	—
VY® JPMorgan Mid Cap Value Portfolio - Service Class	95,149	1,727,877	(1,632,728)	296,617	3,958,460	(3,661,843)
VY® Oppenheimer Global Portfolio - Adviser Class	81,432	86	81,346	—	—	—
VY® Oppenheimer Global Portfolio - Initial Class	458	27,569	(27,111)	581	40,914	(40,333)
VY® Oppenheimer Global Portfolio - Service Class	3,240,631	2,509,500	731,131	1,432,705	2,765,984	(1,333,279)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	22,463	32,708	(10,245)	10,973	56,547	(45,574)
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	105,982	130	105,852	—	—	—

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
VY® T. Rowe Price Growth Equity Portfolio - Service Class	9,333,275	6,592,833	2,740,442	6,366,895	8,360,312	(1,993,417)
VY® Templeton Foreign Equity Portfolio - Adviser Class	7,313	74	7,239	—	—	—
VY® Templeton Foreign Equity Portfolio - Service Class	2,899,807	7,987,759	(5,087,952)	5,579,109	11,189,516	(5,610,407)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S	26,830	16,284	10,546	22,389	33,161	(10,772)
Voya Strategic Allocation Growth Portfolio - Class S	6,095	2,299	3,796	4,830	1,354	3,476
Voya Strategic Allocation Moderate Portfolio - Class S	961	4,022	(3,061)	5,923	20,379	(14,456)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	2,121,730	12,393,279	(10,271,549)	4,412,583	18,512,461	(14,099,878)
Voya Growth and Income Portfolio - Class I	1,197	8,545	(7,348)	167	13,342	(13,175)
Voya Growth and Income Portfolio - Class S	389,192	7,668,447	(7,279,255)	298,308	9,858,505	(9,560,197)
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A	2,245,092	1,640,930	604,162	1,954,837	2,502,692	(547,855)
Voya FTSE 100® Index Portfolio - Class A	216,459	170,923	45,536	281,094	201,716	79,378
Voya Global Value Advantage Portfolio - Class A	845	377	468	—	—	—
Voya Global Value Advantage Portfolio - Class S	44,879,282	8,344,484	36,534,798	1,420,324	3,028,070	(1,607,746)
Voya Global Value Advantage Portfolio - Class T	8,542,688	2,749,503	5,793,185	—	—	—
Voya Hang Seng Index Portfolio - Class S	1,124,601	1,244,971	(120,370)	1,157,539	1,607,146	(449,607)
Voya Index Plus LargeCap Portfolio - Class S	71,399	1,258,336	(1,186,937)	53,825	1,484,628	(1,430,803)
Voya Index Plus MidCap Portfolio - Class S	58,756	836,789	(778,033)	44,860	1,017,963	(973,103)
Voya Index Plus SmallCap Portfolio - Class S	63,579	700,196	(636,617)	72,677	875,237	(802,560)
Voya International Index Portfolio - Class A	5,680,523	15,241,104	(9,560,581)	108,064,647	16,769,829	91,294,818
Voya International Index Portfolio - Class S	50,929	981,041	(930,112)	559,715	2,372,143	(1,812,428)
Voya Japan TOPIX® Index Portfolio - Class A	2,179,090	1,187,983	991,107	785,867	1,053,190	(267,323)
Voya Russell™ Large Cap Growth Index Portfolio - Class S	3,568,071	3,781,282	(213,211)	5,137,440	4,208,857	928,583
Voya Russell™ Large Cap Index Portfolio - Class S	6,569,882	9,366,125	(2,796,243)	8,117,087	8,401,156	(284,069)
Voya Russell™ Large Cap Value Index Portfolio - Class I	8,722	139	8,583	—	—	—
Voya Russell™ Large Cap Value Index Portfolio - Class S	10,544,649	2,673,342	7,871,307	2,764,851	1,772,857	991,994
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	3,215,662	3,581,986	(366,324)	1,774,360	3,481,944	(1,707,584)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Portfolios, Inc (continued).:
Voya Russell™ Mid Cap Index Portfolio - Class A	50,010	91	49,919	—	—	—
Voya Russell™ Mid Cap Index Portfolio - Class S	4,231,319	5,776,242	(1,544,923)	7,309,090	6,288,038	1,021,052
Voya Russell™ Small Cap Index Portfolio - Class A	32,974	18	32,956	—	—	—
Voya Russell™ Small Cap Index Portfolio - Class S	3,819,098	4,441,618	(622,520)	4,384,270	7,823,594	(3,439,324)
Voya Small Company Portfolio - Class S	1,970,079	1,983,976	(13,897)	1,115,108	1,874,486	(759,378)
Voya U.S. Bond Index Portfolio - Class S	9,712,743	8,709,473	1,003,270	11,753,656	8,630,784	3,122,872
Voya Variable Products Trust:
Voya International Value Portfolio - Class S	—	359,344	(359,344)	16,241	53,385	(37,144)
Voya MidCap Opportunities Portfolio - Class A	30,459	139	30,320	—	—	—
Voya MidCap Opportunities Portfolio - Class S	1,905,352	5,042,493	(3,137,141)	1,454,747	7,586,305	(6,131,558)
Voya SmallCap Opportunities Portfolio - Class A	38,058	711	37,347	—	—	—
Voya SmallCap Opportunities Portfolio - Class S	53,483	575,781	(522,298)	61,060	969,356	(908,296)
Wells Fargo Funds Trust:
Wells Fargo VT Omega Growth Fund - Class 2	25	4,063	(4,038)	239	15,599	(15,360)
Wells Fargo Variable Trust:
Wells Fargo VT Index Asset Allocation Fund - Class 2	—	4,496	(4,496)	—	23,180	(23,180)
Wells Fargo VT Intrinsic Value Fund - Class 2	65	2,567	(2,502)	1	7,658	(7,657)
Wells Fargo VT Small Cap Growth Fund - Class 2	55	1,137	(1,082)	219	3,207	(2,988)
Wells Fargo VT Total Return Bond Fund - Class 2	252	9,713	(9,461)	385	8,560	(8,175)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
2015	07/07/2015	1	$9.27	$7	(e)	0.60%	(e)
2014		(e)	(e)	(e)	(e)	(e)	(e)
2013		(e)	(e)	(e)	(e)	(e)	(e)
2012		(e)	(e)	(e)	(e)	(e)	(e)
2011		(e)	(e)	(e)	(e)	(e)	(e)
Bond Fund - Class 4
2015	07/07/2015	51	$9.80	$497	(e)	0.60%	(e)
2014		(e)	(e)	(e)	(e)	(e)	(e)
2013		(e)	(e)	(e)	(e)	(e)	(e)
2012		(e)	(e)	(e)	(e)	(e)	(e)
2011		(e)	(e)	(e)	(e)	(e)	(e)
Capital Income Builder Fund - Class 4
2015	07/07/2015	25	$9.52	$238	(e)	0.60%	(e)
2014		(e)	(e)	(e)	(e)	(e)	(e)
2013		(e)	(e)	(e)	(e)	(e)	(e)
2012		(e)	(e)	(e)	(e)	(e)	(e)
2011		(e)	(e)	(e)	(e)	(e)	(e)
Global Growth Fund - Class 4
2015	07/07/2015	31	$9.82	$309	(e)	0.60%	(e)
2014		(e)	(e)	(e)	(e)	(e)	(e)
2013		(e)	(e)	(e)	(e)	(e)	(e)
2012		(e)	(e)	(e)	(e)	(e)	(e)
2011		(e)	(e)	(e)	(e)	(e)	(e)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Growth Fund - Class 4
2015	07/07/2015	72		$10.02		$717	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
International Fund - Class 4
2015	07/07/2015	32		$8.90		$281	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
New World Fund - Class 4
2015	07/07/2015	29		$9.38		$273	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
BlackRock Equity Dividend V.I. Fund - Class III
2015	07/07/2015	38		$9.81		$369	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
BlackRock Global Allocation V.I. Fund - Class III
2015		72,500	$9.54	to	$12.18	$832,160	0.99%	0.60%	to	2.35%	-3.37%	to	-1.93%
2014		85,829	$11.29	to	$12.42	$1,011,854	2.16%	0.95%	to	2.35%	-0.44%	to	0.98%
2013		93,742	$11.34	to	$12.30	$1,103,143	1.07%	0.95%	to	2.35%	11.72%	to	13.30%
2012		94,889	$10.15	to	$10.86	$993,413	1.40%	0.95%	to	2.35%	7.41%	to	8.93%
2011		111,786	$9.45	to	$9.97	$1,082,096	2.30%	0.95%	to	2.35%	-5.88%	to	-4.50%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
BlackRock High Yield V.I. Fund - Class III
2015	07/07/2015	12		$9.45		$118	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
BlackRock iShares Alternative Strategies V.I. Fund - Class III
2015	07/07/2015	1		$9.58		$8	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
BlackRock iShares Dynamic Allocation V.I. Fund - Class III
2015	07/07/2015	2		$9.33		$20	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Columbia Asset Allocation Fund, Variable Series - Class A
2015		15	$20.42	to	$21.50	$309	2.18%	1.40%	to	1.80%	-0.73%	to	-0.32%
2014		16	$20.57	to	$21.57	$333	2.47%	1.40%	to	1.80%	8.09%	to	8.50%
2013		16	$19.03	to	$19.88	$315	2.50%	1.40%	to	1.80%	16.04%	to	16.53%
2012		19	$16.40	to	$17.06	$325	2.32%	1.40%	to	1.80%	10.96%	to	11.43%
2011		18	$14.78	to	$15.31	$279	2.75%	1.40%	to	1.80%	-2.64%	to	-2.23%
Columbia Small Cap Value Fund, Variable Series - Class B
2015		3,866	$14.90	to	$27.51	$96,069	0.56%	0.95%	to	2.35%	-8.53%	to	-7.23%
2014		4,560	$16.29	to	$29.73	$123,452	0.46%	0.95%	to	2.35%	0.68%	to	2.10%
2013		5,503	$16.18	to	$29.22	$147,852	1.00%	0.95%	to	2.35%	30.91%	to	32.79%
2012		6,310	$12.36	to	$22.07	$128,867	0.29%	0.95%	to	2.35%	8.61%	to	10.19%
2011		7,095	$11.38	to	$20.09	$132,452	0.88%	0.95%	to	2.35%	-8.37%	to	-7.04%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Columbia Small Company Growth Fund, Variable Series - Class A
2015		1		$25.95		$29	-		1.40%			2.37%
2014		1		$25.35		$29	-		1.40%			-5.97%
2013		1		$26.96		$32	(f)		1.40%			(f)
2012		1		$19.18		$13	-		1.55%			10.29%
2011		1		$17.39		$11	-		1.55%			-7.01%
Columbia VP Large Cap Growth Fund - Class 1
2015		31	$11.81	to	$12.07	$373	-	1.45%	to	1.90%	7.07%	-	7.58%
2014		33	$11.03	to	$11.22	$366	-	1.45%	to	1.90%	11.98%	to	12.54%
2013		34	$9.85	to	$9.99	$336	-	1.40%	to	1.90%	27.92%	to	28.74%
2012		39	$7.70	to	$7.76	$299	-	1.40%	to	1.90%	18.07%	to	18.65%
2011	04/29/2011	41	$6.52	to	$6.55	$271	(a)	1.40%	to	1.90%		(a)
Deutsche Alternative Asset Allocation VIP - Class B
2015	07/07/2015	-		$9.26		$2	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Deutsche High Income VIP - Class B
2015	07/07/2015	4		$9.36		$37	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Eaton Vance VT Floating-Rate Income Fund - Initial Class
2015	07/07/2015	150		$9.71		$1,455	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Eaton Vance VT Large-Cap Value Fund - Initial Class
2015	07/07/2015	9		$9.58		$91	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Fidelity® VIP Strategic Income Portfolio - Service Class 2
2015	07/07/2015	50		$9.66		$486	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Franklin Small Cap Value VIP Fund - Class 2
2015		338	$25.27	to	$26.64	$8,883	0.64%	0.75%	to	1.35%	-8.63%	to	-8.07%
2014		403	$27.59	to	$29.06	$11,568	0.61%	0.75%	to	1.35%	-0.78%	to	-0.17%
2013		448	$27.73	to	$29.18	$12,932	1.34%	0.75%	to	1.35%	34.40%	to	35.19%
2012		516	$20.58	to	$21.64	$11,060	0.77%	0.75%	to	1.35%	16.80%	to	17.52%
2011		646	$17.58	to	$18.46	$11,819	0.72%	0.75%	to	1.35%	-5.08%	to	-4.51%
Franklin Strategic Income VIP Fund - Class 2
2015	07/07/2015	27		$9.53		$259	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Templeton Global Bond VIP Fund - Class 2
2015	07/07/2015	76		$9.55		$728	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)
Ivy Funds VIP Asset Strategy
2015	07/07/2015	32	$8.85	$280	(e)	0.60%	(e)
2014		(e)	(e)	(e)	(e)	(e)	(e)
2013		(e)	(e)	(e)	(e)	(e)	(e)
2012		(e)	(e)	(e)	(e)	(e)	(e)
2011		(e)	(e)	(e)	(e)	(e)	(e)
Ivy Funds VIP Energy
2015	07/07/2015	16	$7.68	$122	(e)	0.60%	(e)
2014		(e)	(e)	(e)	(e)	(e)	(e)
2013		(e)	(e)	(e)	(e)	(e)	(e)
2012		(e)	(e)	(e)	(e)	(e)	(e)
2011		(e)	(e)	(e)	(e)	(e)	(e)
Ivy Funds VIP High Income
2015	07/07/2015	25	$9.18	$231	(e)	0.60%	(e)
2014		(e)	(e)	(e)	(e)	(e)	(e)
2013		(e)	(e)	(e)	(e)	(e)	(e)
2012		(e)	(e)	(e)	(e)	(e)	(e)
2011		(e)	(e)	(e)	(e)	(e)	(e)
Ivy Funds VIP Mid Cap Growth
2015	07/07/2015	34	$8.96	$304	(e)	0.60%	(e)
2014		(e)	(e)	(e)	(e)	(e)	(e)
2013		(e)	(e)	(e)	(e)	(e)	(e)
2012		(e)	(e)	(e)	(e)	(e)	(e)
2011		(e)	(e)	(e)	(e)	(e)	(e)
Ivy Funds VIP Science and Technology
2015	07/07/2015	32	$9.09	$294	(e)	0.60%	(e)
2014		(e)	(e)	(e)	(e)	(e)	(e)
2013		(e)	(e)	(e)	(e)	(e)	(e)
2012		(e)	(e)	(e)	(e)	(e)	(e)
2011		(e)	(e)	(e)	(e)	(e)	(e)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)
Ivy Funds VIP Small Cap Growth
2015	07/07/2015	2	$9.40	$19	(e)	0.60%	(e)
2014		(e)	(e)	(e)	(e)	(e)	(e)
2013		(e)	(e)	(e)	(e)	(e)	(e)
2012		(e)	(e)	(e)	(e)	(e)	(e)
2011		(e)	(e)	(e)	(e)	(e)	(e)
Janus Aspen Series Balanced Portfolio - Service Shares
2015	07/07/2015	53	$9.75	$513	(e)	0.60%	(e)
2014		(e)	(e)	(e)	(e)	(e)	(e)
2013		(e)	(e)	(e)	(e)	(e)	(e)
2012		(e)	(e)	(e)	(e)	(e)	(e)
2011		(e)	(e)	(e)	(e)	(e)	(e)
Janus Aspen Series Flexible Bond Portfolio - Service Shares
2015	07/07/2015	46	$9.80	$453	(e)	0.60%	(e)
2014		(e)	(e)	(e)	(e)	(e)	(e)
2013		(e)	(e)	(e)	(e)	(e)	(e)
2012		(e)	(e)	(e)	(e)	(e)	(e)
2011		(e)	(e)	(e)	(e)	(e)	(e)
Western Asset Core Plus VIT Portfolio - Class I
2015		2	$26.23	$59	1.56%	1.40%	-0.23%
2014		3	$26.29	$69	7.19%	1.40%	-1.72%
2013		3	$26.75	$70	7.41%	1.40%	7.69%
2012		3	$24.84	$65	7.35%	1.40%	16.18%
2011		3	$21.38	$71	8.39%	1.40%	0.99%
Oppenheimer International Growth Fund/VA - Service Shares
2015	07/07/2015	24	$9.70	$228	(e)	0.60%	(e)
2014		(e)	(e)	(e)	(e)	(e)	(e)
2013		(e)	(e)	(e)	(e)	(e)	(e)
2012		(e)	(e)	(e)	(e)	(e)	(e)
2011		(e)	(e)	(e)	(e)	(e)	(e)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
2015		64	$29.51	to	$31.48	$1,971	0.67%	0.75%	to	1.35%	-7.35%	to	-6.81%
2014		67	$31.85	to	$33.78	$2,206	0.60%	0.75%	to	1.35%	10.13%	to	10.83%
2013		72	$28.92	to	$30.48	$2,150	0.66%	0.75%	to	1.35%	38.71%	to	39.56%
2012		69	$20.85	to	$21.84	$1,478	0.34%	0.75%	to	1.35%	16.09%	to	16.79%
2011		78	$17.96	to	$18.70	$1,442	0.42%	0.75%	to	1.35%	-3.70%	to	-3.11%
PIMCO All Asset Portfolio - Administrative Class
2015	07/07/2015	-		$9.08		$1	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
PIMCO Low Duration Portfolio - Administrative Class
2015	07/07/2015	41		$9.91		$410	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
PIMCO Real Return Portfolio - Administrative Class
2015		392	$12.80	to	$13.66	$5,189	3.72%	0.75%	to	1.35%	-4.05%	to	-3.46%
2014		497	$13.34	to	$14.15	$6,846	1.46%	0.75%	to	1.35%	1.68%	to	2.31%
2013		619	$13.12	to	$13.83	$8,362	1.32%	0.75%	to	1.35%	-10.44%	to	-9.90%
2012		986	$14.65	to	$15.35	$14,814	1.06%	0.75%	to	1.35%	7.33%	to	7.95%
2011		929	$13.65	to	$14.22	$12,983	4.88%	0.75%	to	1.35%	10.17%	to	10.83%
PIMCO Short-Term Portfolio - Administrative Class
2015	07/07/2015	109		$10.00		$1,089	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
PIMCO Total Return Portfolio - Administrative Class
2015	07/07/2015	249		$9.79		$2,442	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
ProFund VP Bull
2015		731	$11.56	to	$15.30	$9,068	-	0.95%	to	2.25%	-2.69%	to	-1.41%
2014		809	$11.88	to	$15.52	$10,274	-	0.95%	to	2.25%	8.99%	to	10.40%
2013		1,062	$10.90	to	$14.07	$12,351	1.13%	0.95%	to	2.25%	26.74%	to	28.51%
2012		1,228	$8.60	to	$10.95	$11,201	-	0.95%	to	2.25%	11.40%	to	12.82%
2011		1,471	$7.72	to	$10.92	$12,013	-	0.95%	to	2.25%	-2.28%	to	-0.89%
ProFund VP Europe 30
2015		388	$8.19	to	$9.94	$3,423	4.86%	0.95%	to	2.35%	-12.93%	to	-11.72%
2014		440	$9.40	to	$11.26	$4,439	1.27%	0.95%	to	2.35%	-10.77%	to	-9.56%
2013		573	$10.53	to	$12.45	$6,458	1.44%	0.95%	to	2.35%	18.71%	to	20.52%
2012		713	$8.86	to	$10.33	$6,719	3.31%	0.95%	to	2.35%	13.85%	to	15.42%
2011		844	$7.77	to	$8.95	$6,949	1.04%	0.95%	to	2.35%	-10.98%	to	-9.69%
ProFund VP Rising Rates Opportunity
2015		1,400	$1.95	to	$2.41	$2,943	-	0.95%	to	2.25%	-3.98%	to	-2.13%
2014		1,653	$2.03	to	$2.51	$3,592	-	0.95%	to	2.35%	-31.96%	to	-30.91%
2013		1,686	$2.97	to	$3.68	$5,347	-	0.95%	to	2.35%	13.79%	to	15.59%
2012		1,866	$2.61	to	$3.23	$5,177	-	0.95%	to	2.35%	-9.12%	to	-8.01%
2011		1,897	$2.87	to	$3.55	$5,755	-	0.95%	to	2.35%	-38.96%	to	-38.03%
Putnam VT American Government Income Fund - Class 1B
2015	07/07/2015	12		$9.81		$121	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)
Putnam VT Income Fund - Class 1B
2015	07/07/2015	33	$9.68	$323	(e)	0.60%	(e)
2014		(e)	(e)	(e)	(e)	(e)	(e)
2013		(e)	(e)	(e)	(e)	(e)	(e)
2012		(e)	(e)	(e)	(e)	(e)	(e)
2011		(e)	(e)	(e)	(e)	(e)	(e)
Putnam VT Small Cap Value Fund - Class 1B
2015	07/07/2015	8	$9.39	$78	(e)	0.60%	(e)
2014		(e)	(e)	(e)	(e)	(e)	(e)
2013		(e)	(e)	(e)	(e)	(e)	(e)
2012		(e)	(e)	(e)	(e)	(e)	(e)
2011		(e)	(e)	(e)	(e)	(e)	(e)
T. Rowe Price Blue Chip Growth Portfolio - II
2015	07/07/2015	54	$10.26	$558	(e)	0.60%	(e)
2014		(e)	(e)	(e)	(e)	(e)	(e)
2013		(e)	(e)	(e)	(e)	(e)	(e)
2012		(e)	(e)	(e)	(e)	(e)	(e)
2011		(e)	(e)	(e)	(e)	(e)	(e)
T. Rowe Price Health Sciences Portfolio - II
2015	07/07/2015	116	$9.64	$1,118	(e)	0.60%	(e)
2014		(e)	(e)	(e)	(e)	(e)	(e)
2013		(e)	(e)	(e)	(e)	(e)	(e)
2012		(e)	(e)	(e)	(e)	(e)	(e)
2011		(e)	(e)	(e)	(e)	(e)	(e)
MFS VIT Utilities Series Portfolio - Service Class
2015	07/07/2015	5	$8.39	$45	(e)	0.60%	(e)
2014		(e)	(e)	(e)	(e)	(e)	(e)
2013		(e)	(e)	(e)	(e)	(e)	(e)
2012		(e)	(e)	(e)	(e)	(e)	(e)
2011		(e)	(e)	(e)	(e)	(e)	(e)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Balanced Portfolio - Class S
2015		224	$11.99	to	$17.74	$3,484	1.77%	0.75%	to	2.00%	-4.08%	to	-2.90%
2014		265	$12.50	to	$18.27	$4,179	1.42%	0.75%	to	2.00%	3.91%	to	5.18%
2013		319	$12.03	to	$17.37	$4,807	1.90%	0.75%	to	2.00%	13.92%	to	15.49%
2012		372	$10.56	to	$15.04	$4,876	2.90%	0.75%	to	2.00%	11.24%	to	12.66%
2011		460	$9.44	to	$13.35	$5,392	2.50%	0.75%	to	2.10%	-3.67%	to	-2.34%
Voya Intermediate Bond Portfolio - Class A
2015	07/07/2015	88		$9.79		$861	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Voya Intermediate Bond Portfolio - Class S
2015		205,762	$11.43	to	$16.82	$2,974,758	3.11%	0.75%	to	2.35%	-2.11%	to	-0.53%
2014		230,215	$11.66	to	$16.91	$3,376,542	4.61%	0.75%	to	2.35%	3.97%	to	5.69%
2013		78,899	$11.20	to	$16.00	$1,106,841	3.04%	0.75%	to	2.35%	-2.71%	to	-1.11%
2012		82,847	$11.50	to	$16.18	$1,185,574	4.24%	0.75%	to	2.60%	6.25%	to	8.30%
2011		91,027	$10.79	to	$14.94	$1,214,624	4.18%	0.75%	to	2.60%	4.48%	to	6.49%
Voya Global Perspectives Portfolio - Class A
2015		15,187	$9.33	to	$10.24	$152,601	2.40%	0.60%	to	2.35%	-5.92%	-	-4.66%
2014		18,392	$10.48	to	$10.74	$195,095	0.04%	0.95%	to	2.35%	1.35%	to	2.40%
2013	05/09/2013	2,340	$10.34	to	$10.41	$24,351	(c)	1.40%	to	2.35%		(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
Voya High Yield Portfolio - Adviser Class
2015	07/07/2015	2		$9.54		$24	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya High Yield Portfolio - Service Class
2015		21,065	$11.89	to	$18.95	$358,773	6.08%	0.75%	to	2.35%	-4.31%	to	-2.74%
2014		25,246	$12.38	to	$19.51	$446,912	6.31%	0.75%	to	2.35%	-1.21%	to	0.43%
2013		29,793	$12.49	to	$19.46	$531,257	5.82%	0.75%	to	2.35%	3.15%	to	4.81%
2012		34,403	$12.07	to	$19.25	$590,727	6.55%	0.50%	to	2.60%	11.03%	to	13.44%
2011		32,978	$10.80	to	$16.97	$506,277	7.29%	0.50%	to	2.60%	1.69%	to	3.92%
Voya Large Cap Growth Portfolio - Adviser Class
2015		121,674	$9.95	to	$15.78	$1,851,133	0.01%	0.60%	to	2.35%	3.19%	-	4.92%
2014		139,756	$14.40	to	$15.04	$2,047,691	0.07%	0.75%	to	2.35%	10.43%	to	12.16%
2013		163,684	$13.04	to	$13.41	$2,158,334	0.35%	0.75%	to	2.35%	27.22%	to	29.32%
2012	04/30/2012	184,662	$10.23	to	$10.37	$1,901,279	(b)	0.75%	to	2.60%		(b)
2011		(b)		(b)		(b)	(b)		(b)			(b)
Voya Large Cap Growth Portfolio - Institutional Class
2015		7	$11.19	to	$11.29	$79	-	0.75%	to	1.35%	4.97%	-	5.61%
2014	07/18/2014	8	$10.66	to	$10.69	$87	(d)	0.75%	to	1.35%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
Voya Large Cap Growth Portfolio - Service Class
2015		67,409	$11.14	to	$27.67	$1,592,102	0.36%	0.75%	to	2.35%	3.62%	to	5.34%
2014		79,906	$10.65	to	$26.28	$1,810,256	0.22%	0.75%	to	2.35%	10.72%	to	12.50%
2013		47,336	$18.47	to	$23.36	$966,897	0.70%	0.75%	to	2.60%	27.56%	to	29.63%
2012		13,596	$14.48	to	$18.02	$214,540	0.47%	0.75%	to	2.35%	15.01%	to	16.94%
2011		15,951	$12.59	to	$15.41	$217,732	0.27%	0.75%	to	2.35%	-0.16%	to	1.52%
Voya Large Cap Growth Portfolio - Service 2 Class
2015		722	$21.19	to	$24.13	$16,548	0.25%	1.40%	to	2.20%	3.57%	to	4.41%
2014		837	$20.46	to	$23.11	$18,447	0.02%	1.40%	to	2.20%	10.77%	to	11.64%
2013		52	$18.47	to	$20.70	$1,017	0.32%	1.40%	to	2.20%	27.47%	to	28.57%
2012		56	$14.49	to	$16.10	$856	0.49%	1.40%	to	2.20%	15.09%	to	16.08%
2011		59	$12.59	to	$13.87	$784	0.24%	1.40%	to	2.20%	-0.16%	to	0.58%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Value Portfolio - Adviser Class
2015	07/07/2015	11		$9.32		$101	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Voya Large Cap Value Portfolio - Service Class
2015		64,822	$11.27	to	$15.23	$945,068	1.67%	0.75%	to	2.35%	-6.84%	-	-5.38%
2014		64,564	$11.98	to	$16.11	$1,004,251	2.06%	0.75%	to	2.35%	7.12%	to	8.93%
2013		40,153	$11.07	to	$14.82	$579,266	0.86%	0.75%	to	2.35%	27.61%	to	29.48%
2012		6,830	$11.12	to	$11.45	$76,880	2.34%	0.90%	to	2.35%	11.65%	to	13.37%
2011	01/21/2011	6,463	$9.95	to	$10.10	$64,740	(a)	0.90%	to	2.45%		(a)
Voya Limited Maturity Bond Portfolio - Service Class
2015		1,661	$9.99	to	$28.75	$34,939	0.95%	0.50%	to	2.25%	-1.71%	to	0.07%
2014		1,963	$10.14	to	$28.73	$41,765	0.68%	0.50%	to	2.25%	-1.57%	to	0.17%
2013		2,355	$10.27	to	$28.68	$50,546	0.88%	0.50%	to	2.25%	-1.55%	to	0.21%
2012		2,884	$10.41	to	$28.62	$62,727	0.78%	0.50%	to	2.25%	-0.79%	to	0.99%
2011		3,478	$10.46	to	$28.34	$75,764	3.11%	0.50%	to	2.25%	-1.10%	to	0.64%
Voya Liquid Assets Portfolio - Service Class
2015		36,642	$8.72	to	$18.56	$503,179	-	0.75%	to	2.35%	-2.30%	to	-0.75%
2014		39,812	$8.77	to	$18.70	$558,683	-	0.75%	to	2.35%	-2.35%	to	-0.74%
2013		48,160	$8.97	to	$18.84	$685,459	-	0.75%	to	2.35%	-2.29%	to	-0.74%
2012		57,672	$9.17	to	$18.98	$822,755	-	0.75%	to	2.35%	-2.44%	to	-0.73%
2011		67,502	$9.39	to	$19.12	$994,227	-	0.75%	to	2.35%	-2.29%	to	-0.73%
Voya Liquid Assets Portfolio - Service 2 Class
2015		1,064	$9.03	to	$9.95	$9,975	-	0.60%	to	2.20%	-2.17%	to	-1.42%
2014		812	$9.23	to	$9.87	$7,703	-	1.40%	to	2.20%	-2.22%	to	-1.40%
2013		1,211	$9.43	to	$10.01	$11,692	-	1.40%	to	2.20%	-2.18%	to	-1.38%
2012		1,568	$9.63	to	$10.15	$15,419	-	1.40%	to	2.20%	-2.23%	to	-1.36%
2011		1,931	$9.84	to	$10.29	$19,328	-	1.40%	to	2.20%	-2.18%	to	-1.34%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Multi-Manager Large Cap Core Portfolio - Service Class
2015		3,570	$14.22	to	$18.48	$59,262	0.73%	0.75%	to	2.35%	-2.88%	to	-1.28%
2014		3,824	$14.47	to	$18.72	$65,012	1.04%	0.75%	to	2.35%	12.28%	to	14.08%
2013		3,566	$12.73	to	$16.41	$53,705	0.70%	0.75%	to	2.35%	27.23%	to	29.31%
2012		3,858	$9.88	to	$12.69	$45,382	1.26%	0.75%	to	2.35%	7.69%	to	9.49%
2011		4,457	$9.06	to	$11.59	$48,382	1.32%	0.75%	to	2.60%	-7.09%	to	-5.23%
Voya Retirement Conservative Portfolio - Adviser Class
2015		39,015	$9.66	to	$10.55	$392,007	1.46%	0.60%	to	2.35%	-3.11%	to	-1.77%
2014		42,094	$9.97	to	$10.74	$433,936	3.02%	0.95%	to	2.35%	3.42%	to	4.88%
2013		49,552	$9.64	to	$10.24	$491,016	3.35%	0.95%	to	2.35%	1.90%	to	3.43%
2012		60,572	$9.46	to	$9.90	$584,925	2.99%	0.95%	to	2.35%	5.35%	to	6.92%
2011		60,971	$8.98	to	$9.26	$555,004	1.59%	0.95%	to	2.35%	2.75%	to	4.16%
Voya Retirement Growth Portfolio - Adviser Class
2015		269,574	$9.45	to	$13.51	$3,468,340	1.64%	0.60%	to	2.35%	-4.33%	to	-2.95%
2014		307,066	$12.93	to	$13.92	$4,103,107	1.65%	0.95%	to	2.35%	2.86%	to	4.28%
2013		350,342	$12.57	to	$13.35	$4,522,383	1.85%	0.95%	to	2.35%	15.85%	to	17.62%
2012		380,195	$10.76	to	$11.35	$4,208,491	2.39%	0.95%	to	2.60%	10.02%	to	11.83%
2011		412,396	$9.78	to	$10.15	$4,111,687	0.83%	0.95%	to	2.60%	-3.74%	to	-2.12%
Voya Retirement Moderate Growth Portfolio - Adviser Class
2015		183,829	$9.52	to	$13.58	$2,378,233	1.61%	0.60%	to	2.35%	-3.86%	to	-2.58%
2014		206,503	$12.94	to	$13.94	$2,763,243	1.64%	0.95%	to	2.35%	3.19%	to	4.73%
2013		233,805	$12.41	to	$13.31	$3,012,105	2.07%	0.95%	to	2.60%	12.72%	to	14.64%
2012		251,860	$11.01	to	$11.61	$2,852,881	2.58%	0.95%	to	2.60%	8.69%	to	10.48%
2011		276,852	$10.13	to	$10.51	$2,858,948	1.05%	0.95%	to	2.60%	-2.50%	to	-0.85%
Voya Retirement Moderate Portfolio - Adviser Class
2015		101,168	$9.56	to	$13.10	$1,263,660	0.85%	0.60%	to	2.35%	-3.85%	to	-2.53%
2014		115,102	$12.48	to	$13.44	$1,486,439	2.92%	0.95%	to	2.35%	2.80%	to	4.27%
2013		131,903	$12.14	to	$12.89	$1,646,445	2.70%	0.95%	to	2.35%	7.43%	to	8.98%
2012		144,592	$11.21	to	$11.83	$1,668,464	3.17%	0.95%	to	2.60%	7.38%	to	9.23%
2011		157,865	$10.44	to	$10.83	$1,681,480	1.39%	0.95%	to	2.60%	-0.48%	to	1.12%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
2015	07/07/2015	23		$9.53		$215	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
2015		17,877	$10.44	to	$11.65	$195,137	1.29%	0.75%	to	2.35%	-4.92%	to	-3.32%
2014		20,607	$10.98	to	$12.05	$234,867	1.34%	0.75%	to	2.35%	0.09%	to	1.77%
2013		25,733	$10.97	to	$11.84	$291,031	-	0.75%	to	2.35%	-10.81%	to	-9.41%
2012		45,124	$12.19	to	$13.07	$568,856	0.67%	0.75%	to	2.60%	3.80%	to	5.57%
2011		41,818	$11.85	to	$12.38	$504,313	2.03%	0.75%	to	2.35%	9.42%	to	11.13%
VY® Clarion Global Real Estate Portfolio - Adviser Class
2015	07/07/2015	15		$9.37		$145	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
VY® Clarion Global Real Estate Portfolio - Service Class
2015		7,173	$11.06	to	$14.60	$96,023	2.99%	0.75%	to	2.35%	-4.00%	to	-2.36%
2014		8,280	$11.41	to	$14.99	$114,698	1.11%	0.75%	to	2.35%	11.16%	to	12.93%
2013		9,614	$10.16	to	$13.29	$119,039	5.50%	0.75%	to	2.35%	1.27%	to	2.94%
2012		10,755	$9.93	to	$12.94	$130,676	0.55%	0.75%	to	2.35%	22.73%	to	24.79%
2011		12,280	$8.01	to	$10.40	$120,762	3.48%	0.75%	to	2.35%	-7.52%	to	-6.08%
VY® Clarion Global Real Estate Portfolio - Service 2 Class
2015		92	$12.72	to	$13.76	$1,206	2.66%	1.40%	to	2.20%	-4.00%	to	-3.23%
2014		110	$13.25	to	$14.22	$1,505	0.98%	1.40%	to	2.20%	11.15%	to	12.06%
2013		142	$11.92	to	$12.69	$1,749	5.37%	1.40%	to	2.20%	1.27%	to	2.09%
2012		160	$11.77	to	$12.43	$1,935	0.37%	1.40%	to	2.20%	22.73%	to	23.68%
2011		185	$9.59	to	$10.05	$1,815	3.33%	1.40%	to	2.20%	-7.52%	to	-6.69%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Real Estate Portfolio - Adviser Class
2015	07/07/2015	9		$9.73		$83	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
VY® Clarion Real Estate Portfolio - Service Class
2015		2,598	$17.05	to	$137.97	$214,739	1.31%	0.50%	to	2.35%	0.52%	to	2.43%
2014		3,046	$16.09	to	$134.70	$250,745	1.38%	0.50%	to	2.35%	26.80%	to	29.23%
2013		3,853	$12.06	to	$104.23	$246,851	1.34%	0.50%	to	2.35%	-0.33%	to	1.54%
2012		4,386	$12.07	to	$102.65	$283,259	0.99%	0.50%	to	2.60%	12.57%	to	14.96%
2011		5,197	$10.67	to	$89.29	$292,946	1.29%	0.50%	to	2.60%	6.64%	to	8.96%
VY® Clarion Real Estate Portfolio - Service 2 Class
2015		583	$19.18	to	$36.36	$17,040	1.15%	1.40%	to	2.20%	0.52%	to	1.37%
2014		669	$19.08	to	$35.87	$19,323	1.24%	1.40%	to	2.20%	26.95%	to	27.92%
2013		808	$15.03	to	$28.04	$18,629	1.24%	1.40%	to	2.20%	-0.40%	to	0.43%
2012		872	$15.09	to	$27.92	$20,237	0.89%	1.40%	to	2.20%	12.86%	to	13.77%
2011		981	$13.37	to	$24.54	$20,207	1.17%	1.40%	to	2.20%	6.87%	to	7.77%
VY® FMR Diversified Mid Cap Portfolio - Adviser Class
2015	07/07/2015	5		$9.25		$43	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
VY® FMR Diversified Mid Cap Portfolio - Service Class
2015		23,750	$13.76	to	$25.40	$522,656	0.16%	0.80%	to	2.35%	-3.95%	to	-2.47%
2014		27,153	$14.31	to	$26.06	$619,013	0.23%	0.80%	to	2.35%	3.51%	to	5.20%
2013		31,336	$13.81	to	$24.80	$686,993	0.46%	0.80%	to	2.35%	32.84%	to	34.92%
2012		36,325	$10.38	to	$19.33	$596,317	0.60%	0.50%	to	2.35%	11.94%	to	14.04%
2011		43,006	$9.27	to	$16.95	$626,916	0.20%	0.50%	to	2.35%	-13.06%	to	-11.40%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class
2015		1,011	$18.71	to	$30.22	$26,350	0.03%	1.40%	to	2.20%	-3.95%	to	-3.17%
2014		1,165	$19.48	to	$31.21	$31,292	0.18%	1.40%	to	2.20%	3.51%	to	4.35%
2013		1,370	$18.82	to	$29.91	$35,504	0.32%	1.40%	to	2.20%	32.91%	to	34.01%
2012		1,542	$14.16	to	$22.32	$30,178	0.49%	1.40%	to	2.20%	11.85%	to	12.78%
2011		1,696	$12.66	to	$19.79	$29,604	0.20%	1.40%	to	2.20%	-12.99%	to	-12.32%
VY® Franklin Income Portfolio - Adviser Class
2015	07/07/2015	29		$9.23		$265	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
VY® Franklin Income Portfolio - Service Class
2015		29,930	$11.69	to	$14.18	$391,639	4.70%	0.95%	to	2.60%	-8.78%	to	-7.26%
2014		36,702	$12.77	to	$15.30	$522,208	3.98%	0.95%	to	2.60%	2.24%	to	4.02%
2013		37,987	$12.44	to	$14.72	$524,291	5.05%	0.95%	to	2.60%	11.67%	to	13.52%
2012		39,474	$11.10	to	$12.97	$483,680	5.97%	0.95%	to	2.60%	9.67%	to	11.55%
2011		41,219	$10.08	to	$11.63	$456,258	5.81%	0.95%	to	2.60%	-0.09%	to	1.58%
VY® Franklin Income Portfolio - Service 2 Class
2015		604	$12.35	to	$13.36	$7,767	4.34%	1.40%	to	2.20%	-8.59%	to	-7.86%
2014		785	$13.51	to	$14.50	$10,974	3.81%	1.40%	to	2.20%	2.50%	to	3.35%
2013		775	$13.18	to	$14.03	$10,547	4.59%	1.40%	to	2.20%	11.88%	to	12.78%
2012		846	$11.78	to	$12.44	$10,259	5.73%	1.40%	to	2.20%	9.99%	to	10.97%
2011		820	$10.71	to	$11.21	$9,008	5.55%	1.40%	to	2.20%	0.19%	to	0.90%
VY® Invesco Growth and Income Portfolio - Adviser Class
2015	07/07/2015	14		$9.54		$136	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Growth and Income Portfolio - Service Class
2015		9,454	$13.57	to	$53.63	$357,745	3.20%	0.50%	to	2.35%	-5.23%	to	-3.42%
2014		10,718	$14.22	to	$55.53	$428,723	1.16%	0.50%	to	2.35%	7.52%	to	9.57%
2013		12,404	$13.14	to	$50.68	$459,576	1.33%	0.50%	to	2.35%	30.77%	to	33.23%
2012		13,206	$9.98	to	$38.04	$373,644	1.88%	0.50%	to	2.35%	11.85%	to	13.99%
2011		15,290	$8.86	to	$33.37	$383,533	1.22%	0.50%	to	2.60%	-4.70%	to	-2.65%
VY® Invesco Growth and Income Portfolio - Service 2 Class
2015		1,870	$15.59	to	$23.15	$37,776	3.06%	1.40%	to	2.20%	-5.23%	to	-4.46%
2014		2,100	$16.45	to	$24.23	$44,565	0.99%	1.40%	to	2.20%	7.52%	to	8.41%
2013		2,503	$15.30	to	$22.35	$49,490	1.21%	1.40%	to	2.20%	30.77%	to	31.86%
2012		2,943	$11.70	to	$16.95	$44,647	1.68%	1.40%	to	2.20%	11.85%	to	12.77%
2011		3,289	$10.46	to	$15.03	$44,533	1.08%	1.40%	to	2.20%	-4.47%	to	-3.72%
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2015	07/07/2015	7		$8.17		$57	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2015		19,160	$7.05	to	$19.85	$311,161	1.20%	0.75%	to	2.35%	-17.64%	to	-16.27%
2014		21,644	$8.19	to	$23.77	$425,807	0.95%	0.75%	to	2.35%	-1.44%	to	0.21%
2013		24,962	$8.30	to	$23.74	$496,586	0.83%	0.75%	to	2.35%	-7.92%	to	-6.44%
2012		26,345	$9.00	to	$25.39	$565,548	-	0.75%	to	2.60%	16.04%	to	18.22%
2011		26,986	$7.73	to	$21.49	$495,145	0.87%	0.75%	to	2.60%	-20.39%	to	-18.90%
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
2015		612	$16.28	to	$27.19	$13,503	0.99%	1.40%	to	2.20%	-17.82%	to	-17.13%
2014		708	$19.81	to	$32.81	$18,782	0.79%	1.40%	to	2.20%	-1.39%	to	-0.64%
2013		839	$20.09	to	$33.02	$22,743	0.72%	1.40%	to	2.20%	-7.97%	to	-7.20%
2012		914	$21.83	to	$35.58	$26,943	-	1.40%	to	2.20%	16.30%	to	17.23%
2011		1,006	$18.77	to	$30.35	$25,476	0.70%	1.40%	to	2.20%	-20.20%	to	-19.54%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2015	07/07/2015	18		$9.13		$168	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2015		11,229	$17.97	to	$26.99	$262,680	0.21%	0.90%	to	2.35%	-5.97%	to	-4.56%
2014		11,915	$18.45	to	$28.28	$294,822	0.34%	0.90%	to	2.35%	5.81%	to	7.37%
2013		14,701	$17.41	to	$26.34	$340,857	0.75%	0.90%	to	2.60%	35.35%	to	37.69%
2012		13,087	$12.81	to	$19.13	$223,964	0.17%	0.90%	to	2.60%	15.58%	to	17.65%
2011		15,244	$11.03	to	$16.26	$223,895	0.33%	0.90%	to	2.60%	-3.87%	to	-2.22%
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
2015		1,134	$17.96	to	$29.85	$28,391	0.05%	1.40%	to	2.20%	-6.02%	to	-5.21%
2014		1,288	$19.11	to	$31.49	$34,126	0.18%	1.40%	to	2.20%	5.87%	to	6.71%
2013		1,527	$18.05	to	$29.51	$38,368	0.63%	1.40%	to	2.20%	35.71%	to	36.81%
2012		1,788	$13.30	to	$21.57	$33,170	0.01%	1.40%	to	2.20%	15.85%	to	16.85%
2011		2,003	$11.48	to	$18.46	$32,082	0.19%	1.40%	to	2.20%	-3.61%	to	-2.84%
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
2015	07/07/2015	10		$10.23		$105	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
VY® Morgan Stanley Global Franchise Portfolio - Service Class
2015		12,600	$15.58	to	$29.16	$313,634	1.81%	0.90%	to	2.35%	3.86%	to	5.39%
2014		13,839	$14.33	to	$27.67	$329,736	1.70%	0.90%	to	2.35%	1.81%	to	3.32%
2013		16,170	$14.06	to	$26.78	$378,364	2.10%	0.90%	to	2.35%	16.60%	to	18.34%
2012		17,853	$12.04	to	$22.63	$357,517	1.74%	0.90%	to	2.35%	13.03%	to	14.76%
2011		18,918	$10.64	to	$19.72	$333,098	2.35%	0.90%	to	2.60%	6.19%	to	8.05%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
2015		1,967	$20.44	to	$28.71	$49,185	1.70%	1.40%	to	2.20%	3.86%	to	4.67%
2014		2,220	$19.68	to	$27.43	$53,341	1.56%	1.40%	to	2.20%	1.81%	to	2.66%
2013		2,604	$19.33	to	$26.72	$61,552	1.92%	1.40%	to	2.20%	16.66%	to	17.66%
2012		2,939	$16.57	to	$22.71	$59,526	1.54%	1.40%	to	2.20%	13.03%	to	13.89%
2011		3,291	$14.66	to	$19.94	$58,798	2.24%	1.40%	to	2.20%	6.54%	to	7.38%
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2015	07/07/2015	580		$10.05		$5,827	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2015		50,166	$16.14	to	$96.38	$2,707,496	1.26%	0.75%	to	2.35%	2.78%	to	4.44%
2014		53,376	$15.69	to	$92.34	$2,815,358	1.28%	0.75%	to	2.35%	9.49%	to	11.31%
2013		58,165	$14.31	to	$82.99	$2,811,421	1.11%	0.75%	to	2.35%	19.39%	to	21.29%
2012		60,087	$11.95	to	$68.46	$2,461,428	1.57%	0.75%	to	2.60%	11.48%	to	13.62%
2011		64,353	$10.65	to	$60.29	$2,370,408	1.81%	0.75%	to	2.60%	0.24%	to	2.10%
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
2015		2,841	$18.85	to	$28.79	$70,737	1.08%	1.40%	to	2.20%	2.78%	to	3.64%
2014		3,244	$18.34	to	$27.78	$78,024	1.12%	1.40%	to	2.20%	9.49%	to	10.41%
2013		3,686	$16.75	to	$25.16	$81,130	0.93%	1.40%	to	2.20%	19.30%	to	20.27%
2012		4,186	$14.04	to	$20.92	$77,162	1.46%	1.40%	to	2.20%	11.87%	to	12.78%
2011		4,440	$12.55	to	$18.55	$73,103	1.65%	1.40%	to	2.20%	0.48%	to	1.26%
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
2015	07/07/2015	14		$9.22		$128	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Equity Income Portfolio - Service Class
2015		15,694	$12.22	to	$55.49	$533,538	1.99%	0.50%	to	2.35%	-9.07%	to	-7.36%
2014		17,930	$13.43	to	$59.90	$671,155	1.79%	0.50%	to	2.35%	4.93%	to	6.91%
2013		20,605	$12.78	to	$56.03	$744,561	1.63%	0.50%	to	2.35%	26.71%	to	29.10%
2012		22,522	$10.36	to	$43.40	$645,207	1.94%	0.50%	to	2.45%	14.30%	to	16.64%
2011		25,659	$8.99	to	$37.21	$643,106	1.98%	0.50%	to	2.60%	-3.43%	to	-1.40%
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class
2015		1,117	$13.94	to	$20.51	$20,224	1.93%	1.40%	to	2.20%	-9.13%	to	-8.36%
2014		1,235	$15.34	to	$22.38	$24,490	1.69%	1.40%	to	2.20%	4.92%	to	5.82%
2013		1,407	$14.62	to	$21.15	$26,577	1.49%	1.40%	to	2.20%	26.80%	to	27.79%
2012		1,624	$11.53	to	$16.55	$24,314	1.88%	1.40%	to	2.20%	14.27%	to	15.25%
2011		1,780	$10.09	to	$14.36	$23,289	1.90%	1.40%	to	2.20%	3.07%	to	-2.31%
VY® T. Rowe Price International Stock Portfolio - Adviser Class
2015	07/07/2015	3		$9.25		$23	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
VY® T. Rowe Price International Stock Portfolio - Service Class
2015		10,572	$8.90	to	$15.69	$148,903	0.99%	0.75%	to	2.60%	-3.55%	to	-1.69%
2014		11,066	$8.42	to	$15.98	$160,492	1.20%	0.75%	to	2.60%	-3.64%	to	-1.86%
2013		9,776	$8.71	to	$16.31	$146,227	1.05%	0.75%	to	2.60%	11.35%	to	13.51%
2012		10,865	$7.79	to	$14.39	$144,821	0.28%	0.75%	to	2.60%	15.60%	to	17.87%
2011		11,431	$6.71	to	$12.23	$130,635	3.60%	0.75%	to	2.60%	-14.58%	to	-13.01%
VY® Templeton Global Growth Portfolio - Service Class
2015		8,138	$10.98	to	$31.82	$192,255	2.69%	0.80%	to	2.35%	-9.71%	to	-8.30%
2014		9,354	$11.12	to	$34.70	$243,688	1.20%	0.80%	to	2.35%	-5.05%	to	-3.53%
2013		10,655	$11.70	to	$35.97	$290,506	1.56%	0.80%	to	2.35%	27.53%	to	29.57%
2012		11,449	$9.16	to	$27.76	$243,263	1.84%	0.80%	to	2.35%	18.96%	to	20.75%
2011		12,807	$7.70	to	$22.99	$228,537	1.62%	0.80%	to	2.60%	-8.11%	to	-6.43%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Templeton Global Growth Portfolio - Service 2 Class
2015		197	$12.55	to	$20.12	$3,400	2.51%	1.40%	to	2.20%	-9.78%	to	-9.00%
2014		263	$13.91	to	$22.11	$4,879	1.11%	1.40%	to	2.20%	-5.12%	to	-4.33%
2013		295	$14.66	to	$23.11	$5,903	1.56%	1.40%	to	2.20%	27.59%	to	28.60%
2012		295	$11.49	to	$17.97	$4,627	1.76%	1.40%	to	2.20%	18.94%	to	19.88%
2011		298	$9.66	to	$14.99	$3,901	1.44%	1.40%	to	2.20%	-7.91%	to	-7.13%
Voya Diversified International Fund - Class R
2015		8	$9.09	to	$9.61	$75	1.30%	0.75%	to	1.35%	-2.88%	to	-2.24%
2014		8	$9.36	to	$9.83	$79	3.14%	0.75%	to	1.35%	-7.87%	to	-7.35%
2013		11	$10.16	to	$10.61	$112	-	0.75%	to	1.35%	14.67%	to	15.33%
2012		11	$8.86	to	$9.20	$100	1.75%	0.75%	to	1.35%	15.97%	to	16.60%
2011		17	$7.64	to	$7.89	$128	0.65%	0.75%	to	1.35%	-16.50%	to	-15.97%
Voya Global Bond Portfolio - Adviser Class
2015	07/07/2015	5		$9.55		$49	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Voya Global Bond Portfolio - Service Class
2015		319	$12.46	to	$13.30	$4,143	-	0.75%	to	1.35%	-5.82%	to	-5.20%
2014		403	$13.23	to	$14.03	$5,526	0.54%	0.75%	to	1.35%	-1.19%	to	-0.57%
2013		480	$13.39	to	$14.11	$6,644	1.83%	0.75%	to	1.35%	-5.57%	to	-4.98%
2012		587	$14.18	to	$14.85	$8,567	5.78%	0.75%	to	1.35%	6.22%	to	6.83%
2011		652	$13.35	to	$13.90	$8,930	7.06%	0.75%	to	1.35%	2.14%	to	2.73%
Voya Solution 2025 Portfolio - Adviser Class
2015	07/07/2015	4		$9.60		$40	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2025 Portfolio - Service Class
2015		1,111	$14.31	to	$15.27	16,464	3.15%	0.75%	to	1.35%	-1.45%	to	-0.84%
2014		1,220	$14.52	to	$15.40	18,263	2.02%	0.75%	to	1.35%	4.16%	to	4.83%
2013		1,227	$13.94	to	$14.69	17,579	2.21%	0.75%	to	1.35%	14.73%	to	15.40%
2012		1,318	$12.15	to	$12.73	16,392	2.73%	0.75%	to	1.35%	11.88%	to	12.65%
2011		1,479	$10.86	to	$11.30	16,403	2.09%	0.75%	to	1.35%	-4.40%	to	-3.83%
Voya Solution 2035 Portfolio - Adviser Class
2015	07/07/2015	2		$9.50		20	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution 2035 Portfolio - Service Class
2015		541	$14.93	to	$15.93	8,332	3.19%	0.75%	to	1.35%	-1.84%	to	-1.24%
2014		605	$15.21	to	$16.13	9,463	1.98%	0.75%	to	1.35%	4.25%	to	4.88%
2013		647	$14.59	to	$15.38	9,672	1.88%	0.75%	to	1.35%	18.71%	to	19.50%
2012		749	$12.29	to	$12.87	9,408	2.26%	0.75%	to	1.35%	13.59%	to	14.20%
2011		887	$10.82	to	$11.27	9,777	1.62%	0.75%	to	1.35%	-5.91%	to	-5.29%
Voya Solution 2045 Portfolio - Adviser Class
2015	07/07/2015	1		$9.45		13	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution 2045 Portfolio - Service Class
2015		61	$15.29	to	$16.32	956	3.08%	0.75%	to	1.35%	-2.30%	to	-1.69%
2014		62	$15.65	to	$16.60	989	1.76%	0.75%	to	1.35%	4.68%	to	5.33%
2013		84	$14.95	to	$15.76	1,278	1.64%	0.75%	to	1.35%	21.74%	to	22.55%
2012		103	$12.28	to	$12.86	1,283	1.82%	0.75%	to	1.35%	13.91%	to	14.51%
2011		104	$10.78	to	$11.23	1,131	1.17%	0.75%	to	1.35%	-6.42%	to	-5.79%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2055 Portfolio - Adviser Class
2015	07/07/2015	-		$9.45		$1	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution Income Portfolio - Adviser Class
2015	07/07/2015	24		$9.69		$231	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution Income Portfolio - Service Class
2015		1,242	$13.56	to	$14.47	$17,422	1.39%	0.75%	to	1.35%	-1.24%	to	-0.62%
2014		416	$13.73	to	$14.56	$5,899	2.56%	0.75%	to	1.35%	4.33%	to	4.97%
2013		460	$13.16	to	$13.87	$6,221	3.29%	0.75%	to	1.35%	5.53%	to	6.12%
2012		460	$12.47	to	$13.07	$5,875	4.51%	0.75%	to	1.35%	8.25%	to	9.01%
2011		515	$11.52	to	$11.99	$6,055	4.06%	0.75%	to	1.35%	-0.95%	to	-0.42%
Voya Solution Moderately Aggressive Portfolio - Service Class
2015	08/14/2015	72,872	$9.55	to	$9.62	$698,643	(e)	0.75%	to	2.35%		(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
2015	07/07/2015	11		$9.51		$102	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2015		63	$27.71	to	$30.58	$1,898	1.55%	0.75%	to	1.35%	-3.08%	to	-2.48%
2014		72	$28.51	to	$31.44	$2,219	1.29%	0.75%	to	1.35%	10.99%	to	11.61%
2013		71	$25.63	to	$28.23	$1,968	1.16%	0.75%	to	1.35%	29.57%	to	30.42%
2012		85	$19.73	to	$21.71	$1,828	1.05%	0.75%	to	1.35%	14.75%	to	15.45%
2011		106	$17.14	to	$18.85	$1,975	1.15%	0.75%	to	1.35%	-4.44%	to	-3.85%
VY® Baron Growth Portfolio - Adviser Class
2015	07/07/2015	29		$8.98		$262	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
VY® Baron Growth Portfolio - Service Class
2015		17,585	$15.85	to	$29.97	$338,720	0.24%	0.75%	to	2.35%	-7.28%	to	-5.73%
2014		20,500	$16.33	to	$31.79	$423,203	0.07%	0.75%	to	2.35%	1.91%	to	3.55%
2013		25,234	$16.01	to	$30.70	$507,090	1.29%	0.75%	to	2.35%	35.59%	to	37.79%
2012		23,792	$11.79	to	$22.28	$351,077	-	0.75%	to	2.60%	16.58%	to	18.76%
2011		26,714	$10.08	to	$18.76	$335,771	-	0.75%	to	2.60%	-0.43%	to	1.46%
VY® Columbia Contrarian Core Portfolio - Adviser Class
2015	07/07/2015	64		$9.91		$632	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
VY® Columbia Contrarian Core Portfolio - Service Class
2015		18,535	$13.55	to	$21.08	$275,055	0.84%	0.75%	to	2.60%	0.30%	to	2.21%
2014		20,357	$13.14	to	$20.67	$298,555	0.79%	0.75%	to	2.60%	9.93%	to	12.01%
2013		22,276	$11.92	to	$18.51	$294,606	1.39%	0.75%	to	2.60%	31.24%	to	33.74%
2012		24,498	$9.05	to	$13.88	$244,764	0.29%	0.75%	to	2.60%	9.35%	to	11.42%
2011		26,804	$8.24	to	$12.49	$242,733	0.98%	0.75%	to	2.60%	-7.16%	to	-5.44%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Columbia Small Cap Value II Portfolio - Adviser Class
2015	07/07/2015	18		$9.31		$172	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
VY® Columbia Small Cap Value II Portfolio - Service Class
2015		7,507	$13.47	to	$16.88	$107,497	0.32%	0.95%	to	2.35%	-5.21%	to	-3.86%
2014		8,699	$14.21	to	$17.56	$130,648	0.17%	0.95%	to	2.35%	1.86%	to	3.34%
2013		9,998	$13.95	to	$17.00	$146,551	0.79%	0.95%	to	2.35%	36.63%	to	38.68%
2012		11,729	$10.21	to	$12.27	$124,999	0.24%	0.95%	to	2.35%	11.58%	to	13.14%
2011		13,429	$9.15	to	$10.85	$127,517	0.41%	0.95%	to	2.35%	-4.98%	to	-3.60%
VY® Invesco Comstock Portfolio - Service Class
2015		12,339	$13.77	to	$21.24	$211,413	2.19%	0.75%	to	2.35%	-8.21%	to	-6.67%
2014		14,804	$14.90	to	$22.82	$274,735	1.89%	0.75%	to	2.35%	6.54%	to	8.33%
2013		15,436	$13.89	to	$21.12	$268,151	0.82%	0.75%	to	2.60%	31.57%	to	34.00%
2012		14,417	$10.47	to	$15.80	$189,072	1.27%	0.75%	to	2.60%	15.46%	to	17.69%
2011		15,372	$8.97	to	$13.45	$173,078	1.34%	0.75%	to	2.60%	-4.60%	to	-2.75%
VY® Invesco Equity and Income Portfolio - Adviser Class
2015	07/07/2015	13		$9.59		$122	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
VY® Invesco Equity and Income Portfolio - Initial Class
2015		65	$17.70	to	$18.58	$1,211	2.01%	0.75%	to	1.20%	-3.23%	to	-2.77%
2014		88	$18.29	to	$19.11	$1,668	1.55%	0.75%	to	1.20%	7.65%	to	8.15%
2013		96	$16.99	to	$17.67	$1,696	1.38%	0.75%	to	1.20%	23.47%	to	24.00%
2012		107	$13.76	to	$14.25	$1,502	2.34%	0.75%	to	1.20%	11.42%	to	11.94%
2011		123	$12.35	to	$12.73	$1,540	2.04%	0.75%	to	1.20%	-2.29%	to	-1.85%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Equity and Income Portfolio - Service Class
2015		39,336	$13.30	to	$21.68	$642,455	1.89%	0.50%	to	2.35%	-4.64%	to	-2.82%
2014		46,926	$13.55	to	$22.41	$798,096	2.15%	0.50%	to	2.35%	6.20%	to	7.91%
2013		15,145	$12.34	to	$20.83	$242,782	1.29%	0.75%	to	2.35%	21.64%	to	23.71%
2012		13,440	$10.11	to	$16.88	$176,309	1.91%	0.75%	to	2.60%	9.51%	to	11.63%
2011		14,689	$9.18	to	$15.16	$174,083	1.91%	0.75%	to	2.60%	-3.83%	to	-2.06%
VY® Invesco Equity and Income Portfolio - Service 2 Class
2015		40,938	$10.32	to	$10.64	$428,229	1.82%	0.80%	to	2.35%	-4.80%	to	-3.18%
2014	02/10/2014	46,380	$10.84	to	$10.99	$505,717	(d)	0.80%	to	2.35%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
2015	07/07/2015	26		$9.26		$237	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2015		7,838	$16.09	to	$31.39	$155,664	0.57%	0.75%	to	2.35%	-5.35%	to	-3.74%
2014		9,469	$17.00	to	$32.61	$197,781	0.72%	0.75%	to	2.35%	12.29%	to	14.10%
2013		13,131	$15.14	to	$28.58	$244,250	0.65%	0.75%	to	2.35%	28.52%	to	30.56%
2012		11,668	$11.78	to	$21.89	$168,040	0.77%	0.75%	to	2.35%	17.21%	to	19.10%
2011		10,281	$10.05	to	$18.38	$125,814	0.84%	0.75%	to	2.35%	-0.59%	to	1.10%
VY® Oppenheimer Global Portfolio - Adviser Class
2015	07/07/2015	81		$9.45		$769	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Oppenheimer Global Portfolio - Initial Class
2015		193	$17.98	to	$20.59	$3,810	1.44%	0.75%	to	2.00%	2.04%	to	3.31%
2014		220	$17.62	to	$19.93	$4,222	1.11%	0.75%	to	2.00%	0.28%	to	1.58%
2013		260	$17.57	to	$19.62	$4,929	1.32%	0.75%	to	2.00%	24.52%	to	26.17%
2012		317	$14.11	to	$15.55	$4,775	1.31%	0.75%	to	2.00%	19.27%	to	20.73%
2011		389	$11.83	to	$12.88	$4,872	1.46%	0.75%	to	2.00%	-9.97%	to	-8.78%
VY® Oppenheimer Global Portfolio - Service Class
2015		8,511	$13.76	to	$24.67	$160,403	1.39%	0.75%	to	2.55%	1.22%	to	3.05%
2014		7,780	$13.41	to	$24.00	$144,433	0.96%	0.75%	to	2.55%	-0.50%	to	1.34%
2013		9,113	$12.93	to	$23.74	$169,506	1.20%	0.75%	to	2.60%	23.52%	to	25.84%
2012		8,771	$10.36	to	$18.90	$130,891	1.00%	0.75%	to	2.60%	18.18%	to	20.49%
2011		9,333	$8.68	to	$15.74	$116,446	1.32%	0.75%	to	2.60%	-10.74%	to	-9.12%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2015		291	$22.56	to	$28.11	$7,955	-	0.75%	to	1.35%	0.34%	to	0.98%
2014		302	$22.43	to	$27.91	$8,177	0.04%	0.75%	to	1.35%	10.15%	to	10.81%
2013		347	$20.31	to	$25.25	$8,538	0.16%	0.75%	to	1.35%	32.93%	to	33.69%
2012		459	$15.24	to	$18.93	$8,501	0.24%	0.75%	to	1.35%	14.29%	to	15.02%
2011		576	$13.30	to	$16.50	$9,331	0.12%	0.75%	to	1.35%	-5.21%	to	-4.64%
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
2015	07/07/2015	106		$10.22		$1,081	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2015		18,678	$15.61	to	$27.44	$310,644	-	0.75%	to	2.35%	7.95%	to	9.71%
2014		15,938	$14.46	to	$25.08	$245,087	-	0.75%	to	2.35%	5.86%	to	7.64%
2013		17,930	$13.66	to	$23.37	$258,344	0.02%	0.75%	to	2.35%	35.65%	to	37.84%
2012		14,940	$10.07	to	$16.99	$158,174	-	0.75%	to	2.35%	15.88%	to	17.76%
2011		11,616	$8.69	to	$14.47	$105,828	-	0.75%	to	2.35%	-3.66%	to	-2.11%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Templeton Foreign Equity Portfolio - Adviser Class
2015	07/07/2015	7		$9.07		$66	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
VY® Templeton Foreign Equity Portfolio - Service Class
2015		44,725	$8.53	to	$12.00	$466,571	3.70%	0.75%	to	2.35%	-5.83%	to	-4.29%
2014		49,812	$8.84	to	$12.57	$548,594	2.25%	0.75%	to	2.35%	-9.04%	to	-7.56%
2013		55,425	$9.68	to	$13.64	$667,777	1.32%	0.75%	to	2.35%	17.09%	to	18.99%
2012		59,624	$8.23	to	$11.48	$609,649	2.09%	0.75%	to	2.60%	15.92%	to	17.85%
2011		21,745	$7.08	to	$9.78	$190,490	1.75%	0.75%	to	2.35%	-14.34%	to	-12.95%
Voya Strategic Allocation Conservative Portfolio - Class S
2015		126	$17.86	to	$19.06	$2,327	2.63%	0.75%	to	1.35%	-1.76%	to	-1.14%
2014		115	$18.18	to	$19.28	$2,167	2.63%	0.75%	to	1.35%	4.97%	to	5.59%
2013		126	$17.32	to	$18.26	$2,250	1.94%	0.75%	to	1.35%	10.25%	to	10.94%
2012		97	$15.71	to	$16.46	$1,560	2.46%	0.75%	to	1.35%	10.48%	to	11.14%
2011		88	$14.22	to	$14.81	$1,286	3.65%	0.75%	to	1.35%	0.14%	to	0.82%
Voya Strategic Allocation Growth Portfolio - Class S
2015		35	$20.47	to	$21.84	$733	2.57%	0.75%	to	1.35%	-2.71%	to	-2.11%
2014		31	$21.04	to	$22.31	$669	1.78%	0.75%	to	1.35%	4.83%	to	5.43%
2013		28	$20.07	to	$21.16	$566	1.49%	0.75%	to	1.35%	20.47%	to	21.19%
2012		30	$16.66	to	$17.46	$505	1.04%	0.75%	to	1.35%	13.10%	to	13.89%
2011		31	$14.73	to	$15.33	$460	2.64%	0.75%	to	1.35%	-4.41%	to	-3.89%
Voya Strategic Allocation Moderate Portfolio - Class S
2015		56	$19.08	to	$20.35	$1,106	2.79%	0.75%	to	1.35%	-2.20%	to	-1.64%
2014		59	$19.51	to	$20.69	$1,189	2.08%	0.75%	to	1.35%	5.06%	to	5.72%
2013		74	$18.57	to	$19.57	$1,403	1.80%	0.75%	to	1.35%	14.70%	to	15.39%
2012		63	$16.19	to	$16.96	$1,042	1.69%	0.75%	to	1.35%	11.89%	to	12.54%
2011		66	$14.47	to	$15.07	$973	2.75%	0.75%	to	1.35%	-2.23%	to	-1.63%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth and Income Portfolio - Class A
2015		73,368	$9.47	to	$15.15	$1,058,329	1.51%	0.60%	to	2.35%	-4.12%	-	-2.57%
2014		83,625	$14.58	to	$15.55	$1,250,813	1.47%	0.75%	to	2.35%	7.60%	to	9.35%
2013		97,739	$13.55	to	$14.22	$1,349,848	0.87%	0.75%	to	2.35%	27.11%	to	29.16%
2012		110,959	$10.66	to	$11.01	$1,198,252	1.39%	0.75%	to	2.35%	12.45%	to	14.33%
2011	01/21/2011	123,527	$9.46	to	$9.63	$1,177,999	(a)	0.75%	to	2.60%		(a)
Voya Growth and Income Portfolio - Class I
2015		58	$12.38	to	$13.75	$735	2.02%	0.95%	to	2.00%	-3.36%	to	-2.37%
2014		65	$12.81	to	$14.13	$852	1.90%	0.95%	to	2.00%	8.47%	to	9.66%
2013		78	$11.81	to	$12.92	$937	2.20%	0.95%	to	2.00%	28.77%	to	29.07%
2012		7	$9.94	to	$10.01	$65	1.41%	1.25%	to	1.40%	14.25%	to	14.27%
2011		9	$8.70	to	$8.76	$77	1.05%	1.25%	to	1.40%	-1.69%	to	-1.46%
Voya Growth and Income Portfolio - Class S
2015		45,173	$12.30	to	$23.60	$588,326	1.69%	0.75%	to	2.35%	-3.98%	to	-2.40%
2014		52,449	$12.81	to	$24.18	$706,996	1.65%	0.75%	to	2.35%	7.83%	to	9.61%
2013		62,008	$11.69	to	$22.06	$770,429	1.05%	0.75%	to	2.60%	26.93%	to	29.38%
2012		72,404	$9.21	to	$17.05	$701,221	1.56%	0.50%	to	2.60%	12.45%	to	14.86%
2011		84,838	$8.19	to	$14.88	$724,196	1.47%	0.50%	to	2.60%	-3.08%	to	-1.00%
Voya Euro STOXX 50® Index Portfolio - Class A
2015		3,448	$8.40	to	$9.18	$30,010	3.56%	0.95%	to	2.35%	-6.87%	to	-5.56%
2014		2,843	$9.02	to	$9.72	$26,452	3.05%	0.95%	to	2.35%	-11.83%	to	-10.50%
2013		3,391	$10.23	to	$10.86	$35,414	2.00%	0.95%	to	2.35%	22.55%	to	24.26%
2012		1,036	$8.38	to	$8.74	$8,828	2.58%	0.95%	to	2.25%	19.18%	to	20.75%
2011		415	$7.03	to	$7.24	$2,955	14.38%	0.95%	to	2.25%	-19.20%	to	-18.12%
Voya FTSE 100® Index Portfolio - Class A
2015		504	$10.97	to	$11.99	$5,745	6.42%	0.95%	to	2.35%	-9.41%	to	-8.05%
2014		458	$12.11	to	$13.04	$5,743	3.70%	0.95%	to	2.35%	-9.02%	to	-7.78%
2013		379	$13.31	to	$14.14	$5,170	4.39%	0.95%	to	2.35%	16.04%	to	17.74%
2012		193	$11.47	to	$12.01	$2,261	2.59%	0.95%	to	2.35%	12.56%	to	14.16%
2011		222	$10.19	to	$10.52	$2,300	4.95%	0.95%	to	2.35%	-6.43%	to	-5.06%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Value Advantage Portfolio - Class A
2015	07/07/2015	-		$9.24		$4	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Voya Global Value Advantage Portfolio - Class S
2015		53,150	$9.02	to	$10.26	$505,332	0.64%	0.75%	to	2.35%	-4.75%	to	-3.21%
2014		16,621	$9.47	to	$10.60	$164,912	2.93%	0.75%	to	2.35%	2.38%	to	4.02%
2013		18,226	$9.25	to	$10.19	$175,466	3.54%	0.75%	to	2.35%	10.91%	to	12.85%
2012		20,465	$8.34	to	$9.03	$176,328	4.00%	0.75%	to	2.35%	12.40%	to	14.16%
2011		22,299	$7.42	to	$7.91	$169,736	3.21%	0.75%	to	2.35%	-6.08%	to	-4.58%
Voya Global Value Advantage Portfolio - Class T
2015	03/09/2015	5,793	$8.68	to	$8.78	$50,512	(e)	0.95%	to	2.35%		(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Voya Hang Seng Index Portfolio - Class S
2015		2,224	$12.79	to	$14.07	$29,591	3.25%	0.95%	to	2.35%	-7.45%	to	-6.14%
2014		2,344	$13.82	to	$14.99	$33,527	2.26%	0.95%	to	2.35%	0.95%	to	2.40%
2013		2,793	$13.69	to	$14.64	$39,381	4.23%	0.95%	to	2.35%	1.41%	to	2.88%
2012		3,815	$13.50	to	$14.23	$52,710	1.03%	0.95%	to	2.35%	25.35%	to	27.17%
2011		4,031	$10.77	to	$11.19	$44,179	2.58%	0.95%	to	2.35%	-20.34%	to	-19.21%
Voya Index Plus LargeCap Portfolio - Class S
2015		6,664	$13.49	to	$21.31	$104,070	1.36%	0.75%	to	2.35%	-1.73%	to	-0.17%
2014		7,851	$13.68	to	$21.39	$123,551	1.29%	0.75%	to	2.35%	10.87%	to	12.70%
2013		9,282	$12.29	to	$19.03	$130,749	1.61%	0.75%	to	2.35%	29.50%	to	31.66%
2012		11,145	$9.46	to	$14.49	$120,472	1.38%	0.75%	to	2.60%	11.15%	to	13.27%
2011		13,071	$8.46	to	$12.83	$125,981	1.62%	0.75%	to	2.60%	-2.98%	to	-1.05%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus MidCap Portfolio - Class S
2015		4,563	$14.56	to	$25.81	$92,995	0.68%	0.75%	to	2.55%	-4.55%	to	-2.80%
2014		5,341	$15.17	to	$26.62	$112,860	0.54%	0.75%	to	2.55%	6.52%	to	8.48%
2013		6,314	$14.16	to	$24.60	$124,289	0.93%	0.75%	to	2.60%	30.67%	to	33.22%
2012		7,243	$10.77	to	$18.51	$108,177	0.65%	0.75%	to	2.60%	14.39%	to	16.52%
2011		8,310	$9.36	to	$15.93	$107,721	0.58%	0.75%	to	2.60%	-4.01%	to	-2.15%
Voya Index Plus SmallCap Portfolio - Class S
2015		3,822	$13.30	to	$24.13	$70,840	0.65%	0.75%	to	2.55%	-5.93%	to	-4.21%
2014		4,459	$14.06	to	$25.19	$86,929	0.41%	0.75%	to	2.55%	2.55%	to	4.44%
2013		5,262	$13.63	to	$24.12	$99,365	0.76%	0.75%	to	2.60%	38.66%	to	41.22%
2012		6,026	$9.78	to	$17.08	$81,420	0.29%	0.75%	to	2.60%	9.19%	to	11.34%
2011		6,798	$8.90	to	$15.37	$83,478	0.60%	0.75%	to	2.60%	-3.53%	to	-1.73%
Voya International Index Portfolio - Class A
2015		81,730	$9.24	to	$9.54	$765,728	-	0.60%	to	2.35%	-3.75%	-	-2.25%
2014	02/10/2014	91,288	$9.61	to	$9.76	$882,816	(d)	0.75%	to	2.35%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
Voya International Index Portfolio - Class S
2015		4,078	$8.16	to	$16.78	$35,459	2.90%	0.75%	to	2.35%	-3.32%	to	-1.81%
2014		5,009	$8.44	to	$17.09	$44,815	0.67%	0.75%	to	2.35%	-8.46%	to	-6.87%
2013		6,821	$9.22	to	$18.35	$66,035	2.08%	0.75%	to	2.35%	18.36%	to	20.17%
2012		5,493	$7.79	to	$15.27	$45,019	2.61%	0.75%	to	2.35%	15.58%	to	17.64%
2011		5,593	$6.74	to	$12.98	$39,488	2.67%	0.75%	to	2.35%	-14.47%	to	-13.12%
Voya Japan TOPIX® Index Portfolio - Class A
2015		1,827	$11.74	to	$12.82	$22,157	1.12%	0.95%	to	2.35%	7.90%	to	9.39%
2014		836	$10.88	to	$11.69	$9,380	1.01%	1.00%	to	2.35%	-7.64%	to	-6.33%
2013		1,103	$11.78	to	$12.51	$13,312	2.31%	0.95%	to	2.35%	21.82%	to	23.62%
2012		475	$9.67	to	$10.12	$4,664	0.73%	0.95%	to	2.35%	5.11%	to	6.64%
2011		1,025	$9.20	to	$9.49	$9,567	1.85%	0.95%	to	2.35%	-15.75%	to	-14.58%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2015		9,757	$10.22	to	$25.95	$235,492	-	0.60%	to	2.35%	4.82%	to	6.57%
2014		9,971	$22.16	to	$24.35	$229,161	0.97%	0.75%	to	2.35%	10.12%	to	11.90%
2013		9,043	$19.85	to	$21.76	$187,827	1.19%	0.75%	to	2.35%	28.59%	to	30.69%
2012		9,520	$15.23	to	$16.65	$152,860	1.08%	0.75%	to	2.35%	11.61%	to	13.42%
2011		10,214	$13.34	to	$14.68	$146,033	1.00%	0.75%	to	2.35%	1.45%	to	3.16%
Voya Russell™ Large Cap Index Portfolio - Class S
2015		27,021	$13.88	to	$24.36	$394,456	1.41%	0.80%	to	2.35%	-0.57%	to	0.98%
2014		29,813	$13.96	to	$24.15	$434,879	1.36%	0.80%	to	2.35%	9.92%	to	11.73%
2013		30,100	$12.70	to	$21.64	$397,456	1.43%	0.80%	to	2.35%	28.80%	to	30.67%
2012		32,375	$9.86	to	$16.57	$330,009	2.26%	0.80%	to	2.35%	12.56%	to	14.38%
2011		33,016	$8.68	to	$14.51	$296,967	1.43%	0.80%	to	2.60%	-0.57%	to	1.32%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2015	08/14/2015	9		$9.70		$83	(e)	1.25%	to	1.40%		(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Voya Russell™ Large Cap Value Index Portfolio - Class S
2015		13,193	$9.62	to	$21.80	$262,200	-	0.60%	to	2.35%	-6.02%	to	-4.72%
2014		5,321	$21.09	to	$22.88	$115,903	1.41%	0.95%	to	2.35%	9.62%	to	11.18%
2013		4,330	$19.24	to	$20.58	$85,774	1.48%	0.95%	to	2.35%	28.35%	to	30.17%
2012		4,034	$14.99	to	$15.81	$61,922	1.35%	0.95%	to	2.35%	13.22%	to	14.90%
2011		2,887	$13.24	to	$13.76	$38,950	1.41%	0.95%	to	2.35%	-1.78%	to	-0.43%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2015		10,648	$23.66	to	$26.12	$262,861	0.70%	0.90%	to	2.35%	-3.11%	to	-1.66%
2014		11,015	$24.42	to	$26.56	$278,933	0.22%	0.90%	to	2.35%	8.49%	to	10.07%
2013		12,722	$22.51	to	$24.13	$295,192	0.75%	0.90%	to	2.35%	31.79%	to	33.68%
2012		14,090	$17.08	to	$18.05	$246,554	0.36%	0.90%	to	2.35%	12.74%	to	14.46%
2011		15,771	$15.04	to	$15.77	$243,092	0.44%	0.90%	to	2.60%	-4.75%	to	-3.07%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Mid Cap Index Portfolio - Class A
2015	07/07/2015	50		$9.20		$459	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Voya Russell™ Mid Cap Index Portfolio - Class S
2015		12,172	$15.00	to	$16.74	$191,278	1.19%	0.95%	to	2.35%	-5.30%	to	-4.01%
2014		13,716	$15.84	to	$17.44	$226,480	0.86%	0.95%	to	2.35%	9.77%	to	11.37%
2013		12,697	$14.43	to	$15.66	$189,802	1.00%	0.95%	to	2.35%	30.71%	to	32.60%
2012		10,856	$11.04	to	$11.81	$123,542	0.93%	0.95%	to	2.35%	13.93%	to	15.56%
2011		10,358	$9.69	to	$10.22	$102,824	1.16%	0.95%	to	2.35%	-4.34%	to	-2.94%
Voya Russell™ Small Cap Index Portfolio - Class A
2015	07/07/2015	33		$9.09		$299	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Voya Russell™ Small Cap Index Portfolio - Class S
2015		12,208	$14.29	to	$16.02	$183,175	0.93%	0.90%	to	2.35%	-7.03%	to	-5.60%
2014		12,828	$15.37	to	$16.97	$205,770	0.78%	0.90%	to	2.35%	2.19%	to	3.67%
2013		16,268	$15.04	to	$16.37	$253,638	1.07%	0.90%	to	2.35%	35.13%	to	37.22%
2012		13,186	$11.13	to	$11.93	$151,300	0.68%	0.90%	to	2.35%	13.11%	to	14.71%
2011		13,508	$9.84	to	$10.40	$136,076	0.79%	0.90%	to	2.35%	-6.37%	to	-5.02%
Voya Small Company Portfolio - Class S
2015		5,554	$15.24	to	$28.18	$91,118	0.24%	0.75%	to	2.35%	-3.36%	to	-1.78%
2014		5,568	$15.77	to	$28.76	$94,403	0.10%	0.75%	to	2.35%	3.75%	to	5.48%
2013		6,326	$15.20	to	$27.34	$102,570	0.29%	0.75%	to	2.35%	34.16%	to	36.34%
2012		6,827	$11.33	to	$20.10	$82,209	0.15%	0.75%	to	2.35%	11.63%	to	13.40%
2011		8,403	$10.15	to	$17.77	$89,892	0.23%	0.75%	to	2.35%	-4.96%	to	-3.42%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya U.S. Bond Index Portfolio - Class S
2015		20,433	$10.89	to	$12.41	$234,022	2.07%	0.75%	to	2.35%	-2.33%	to	-0.72%
2014		19,433	$11.15	to	$12.52	$226,662	1.78%	0.75%	to	2.35%	2.95%	to	4.71%
2013		16,310	$10.83	to	$11.98	$183,572	1.59%	0.75%	to	2.35%	-5.00%	to	-3.57%
2012		20,537	$11.27	to	$12.44	$241,724	1.85%	0.75%	to	2.60%	0.90%	to	2.84%
2011		25,756	$11.17	to	$12.12	$297,554	1.93%	0.75%	to	2.60%	4.20%	to	6.11%
Voya MidCap Opportunities Portfolio - Class A
2015	07/07/2015	30		$9.43		$286	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Voya MidCap Opportunities Portfolio - Class S
2015		24,676	$15.59	to	$31.58	$428,196	-	0.75%	to	2.35%	-2.09%	to	-0.47%
2014		27,815	$15.91	to	$31.82	$489,948	0.33%	0.75%	to	2.35%	5.98%	to	7.74%
2013		33,947	$15.00	to	$29.61	$560,431	-	0.75%	to	2.35%	28.62%	to	30.67%
2012		27,450	$11.65	to	$22.71	$349,367	0.41%	0.50%	to	2.35%	11.26%	to	13.37%
2011		31,078	$10.46	to	$20.14	$353,299	-	0.50%	to	2.35%	-3.14%	to	-1.33%
Voya SmallCap Opportunities Portfolio - Class A
2015	07/07/2015	37		$9.26		$346	(e)		0.60%			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Voya SmallCap Opportunities Portfolio - Class S
2015		3,164	$13.05	to	$29.67	$47,270	-	0.75%	to	2.35%	-3.44%	to	-1.86%
2014		3,687	$13.51	to	$30.31	$56,360	-	0.75%	to	2.35%	2.89%	to	4.53%
2013		4,595	$13.12	to	$29.06	$67,639	-	0.75%	to	2.35%	35.45%	to	37.75%
2012		5,427	$9.67	to	$21.16	$58,278	-	0.75%	to	2.35%	12.20%	to	14.02%
2011		6,239	$8.61	to	$18.60	$58,855	-	0.75%	to	2.35%	-1.79%	to	-0.20%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Wells Fargo VT Omega Growth Fund - Class 2
2015		55	$18.82	to	$19.67	$1,047	-	1.40%	to	2.20%	-0.90%	to	-0.10%
2014		59	$18.99	to	$19.69	$1,131	-	1.40%	to	2.20%	1.61%	to	2.39%
2013		74	$18.69	to	$19.23	$1,401	0.16%	1.40%	to	2.20%	36.82%	to	37.95%
2012		82	$13.66	to	$13.94	$1,122	-	1.40%	to	2.20%	17.76%	to	18.74%
2011		106	$11.60	to	$11.74	$1,240	-	1.40%	to	2.20%	-7.64%	to	-6.90%
Wells Fargo VT Index Asset Allocation Fund - Class 2
2015		68	$15.95	to	$19.09	$1,282	1.05%	1.65%	to	2.20%	-0.99%	to	-0.42%
2014		73	$16.11	to	$19.17	$1,373	1.50%	1.65%	to	2.20%	15.48%	to	16.11%
2013		96	$13.95	to	$16.51	$1,560	1.67%	1.65%	to	2.20%	17.03%	to	17.68%
2012		104	$11.92	to	$14.36	$1,443	1.37%	1.40%	to	2.20%	10.58%	to	11.40%
2011		164	$10.78	to	$12.89	$2,052	3.04%	1.40%	to	2.20%	4.15%	to	5.05%
Wells Fargo VT Intrinsic Value Fund - Class 2
2015		37	$14.38	to	$17.75	$634	0.90%	1.65%	to	2.20%	-2.71%	to	-2.15%
2014		40	$14.78	to	$18.14	$693	0.69%	1.65%	to	2.20%	7.88%	to	8.49%
2013		48	$13.70	to	$16.72	$766	1.06%	1.65%	to	2.20%	27.44%	to	28.12%
2012		60	$10.75	to	$13.05	$747	1.50%	1.65%	to	2.20%	16.85%	to	17.57%
2011		67	$9.20	to	$11.10	$721	0.52%	1.65%	to	2.20%	-4.37%	to	-3.81%
Wells Fargo VT Small Cap Growth Fund - Class 2
2015		8	$20.21	to	$24.59	$192	-	1.65%	to	2.20%	-5.03%	to	-4.50%
2014		9	$21.28	to	$25.75	$229	-	1.65%	to	2.20%	-4.06%	to	-3.49%
2013		12	$22.18	to	$26.68	$315	-	1.65%	to	2.20%	46.98%	to	47.73%
2012		13	$15.09	to	$18.48	$233	-	1.40%	to	2.20%	5.45%	to	6.33%
2011		22	$14.31	to	$17.38	$361	-	1.40%	to	2.20%	-6.65%	to	-5.90%
Wells Fargo VT Total Return Bond Fund - Class 2
2015		-	$12.79	to	$14.60	$402	1.27%	1.40%	to	2.20%	-2.04%	to	-1.25%
2014		38	$13.06	to	$14.79	$541	1.36%	1.40%	to	2.20%	3.24%	to	4.08%
2013		46	$12.65	to	$14.21	$633	1.19%	1.40%	to	2.20%	-4.60%	to	-3.79%
2012		50	$13.26	to	$14.77	$712	1.54%	1.40%	to	2.20%	3.76%	to	4.60%
2011		62	$12.78	to	$14.12	$849	2.60%	1.40%	to	2.20%	5.97%	to	6.81%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

(a)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2013, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2014, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2015, this data is not meaningful and is therefore not presented.
(f)	As investment Division is wholly comprised of new contracts at the end of the year, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investments income is determined by the timing of declaration of dividends by the underlying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense risks, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
Voya Insurance and Annuity Company

We have audited the accompanying balance sheets of Voya Insurance and Annuity Company as of December 31, 2015 and 2014, and the related statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2015. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Voya Insurance and Annuity Company at December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
March 18, 2016

C-2

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Balance Sheets
December 31, 2015 and 2014
(In millions, except share and per share data)

	As of December 31,
	2015	2014
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $22,069.6 as of 2015 and $20,814.2 as of 2014)	$22,458.4	$22,169.4
Fixed maturities, at fair value using the fair value option	547.4	480.8
Equity securities, available-for-sale, at fair value (cost of $15.4 as of 2015 and $3.1 as of 2014)	19.2	6.7
Short-term investments	1,069.4	746.8
Mortgage loans on real estate, net of valuation allowance of $1.0 as of 2015 and $0.8 as of 2014	3,310.9	2,854.4
Policy loans	79.8	87.4
Limited partnerships/corporations	186.3	172.9
Derivatives	799.4	891.4
Other investments	48.6	49.4
Securities pledged (amortized cost of $633.3 as of 2015 and $567.3 as of 2014)	672.4	626.8
Total investments	29,191.8	28,086.0
Cash and cash equivalents	646.5	362.4
Short-term investments under securities loan agreements, including collateral delivered	232.7	170.1
Accrued investment income	239.3	224.1
Deposits and reinsurance recoverable	5,645.9	4,969.0
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	2,576.4	2,683.3
Due from affiliates	27.5	31.8
Deferred income taxes	94.8	—
Other assets	337.5	382.8
Assets held in separate accounts	33,355.5	38,547.7
Total assets	$72,347.9	$75,457.2

The accompanying notes are an integral part of these Financial Statements.

C-3

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Balance Sheets
December 31, 2015 and 2014
(In millions, except share and per share data)

	As of December 31,
	2015	2014

Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$27,749.8	$26,145.0
Payable for securities purchased	108.1	2.4
Payables under securities loan agreements, including collateral held	656.1	432.8
Long-term debt	435.0	435.0
Due to affiliates	44.4	58.9
Funds held under reinsurance treaties with affiliates	6,797.1	5,653.1
Derivatives	204.6	340.6
Current income tax payable to Parent	27.6	2.1
Deferred income taxes	—	44.9
Other liabilities	153.4	174.5
Liabilities related to separate accounts	33,355.5	38,547.7
Total liabilities	69,531.6	71,837.0

Commitments and Contingencies (Note 13)

Shareholder's equity:
Common stock (250,000 shares authorized, issued and outstanding as of 2015 and 2014; $10 par value per share)	2.5	2.5
Additional paid-in capital	4,821.2	5,310.6
Accumulated other comprehensive income (loss)	319.6	609.0
Retained earnings (deficit)	(2,327.0)	(2,301.9)
Total shareholder's equity	2,816.3	3,620.2
Total liabilities and shareholder's equity	$72,347.9	$75,457.2

The accompanying notes are an integral part of these Financial Statements.

C-4

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Statements of Operations
For the Years Ended December 31, 2015, 2014 and 2013
(In millions)

	Year Ended December 31,
	2015	2014	2013
Revenues:
Net investment income	$1,305.5	$1,264.7	$1,267.2
Fee income	718.7	824.8	839.7
Premiums	505.8	537.8	436.3
Net realized capital gains (losses):
Total other-than-temporary impairments	(30.3)	(6.0)	(12.1)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	2.5	(0.3)	(1.8)
Net other-than-temporary impairments recognized in earnings	(32.8)	(5.7)	(10.3)
Other net realized capital gains (losses)	(98.8)	(768.4)	(2,205.5)
Total net realized capital gains (losses)	(131.6)	(774.1)	(2,215.8)
Other revenue	19.7	29.8	29.8
Total revenues	2,418.1	1,883.0	357.2
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	1,290.6	1,391.9	(1,855.4)
Operating expenses	486.2	489.6	462.3
Net amortization of Deferred policy acquisition costs and Value of business acquired	667.0	(116.0)	1,522.4
Interest expense	28.2	28.2	28.2
Other expense	25.1	16.9	31.1
Total benefits and expenses	2,497.1	1,810.6	188.6
Income (loss) before income taxes	(79.0)	72.4	168.6
Income tax expense (benefit)	(53.9)	97.3	185.5
Net income (loss)	$(25.1)	$(24.9)	$(16.9)

The accompanying notes are an integral part of these Financial Statements.

C-5

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Statements of Comprehensive Income
For the Years Ended December 31, 2015, 2014 and 2013
(In millions)

	Year Ended December 31,
	2015	2014	2013
Net income (loss)	$(25.1)	$(24.9)	$(16.9)
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	(451.6)	180.1	(252.8)
Other-than-temporary impairments	6.6	16.7	17.7
Pension and other postretirement benefits liability	(0.2)	(0.2)	(0.2)
Other comprehensive income (loss), before tax	(445.2)	196.6	(235.3)
Income tax expense (benefit) related to items of other comprehensive income (loss)	(155.8)	68.8	(82.3)
Other comprehensive income (loss), after tax	(289.4)	127.8	(153.0)
Comprehensive income (loss)	$(314.5)	$102.9	$(169.9)

The accompanying notes are an integral part of these Financial Statements.

C-6

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2015, 2014 and 2013
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2013	$2.5	$5,755.5	$634.2	$(2,260.1)	$4,132.1
Comprehensive income (loss):
Net income (loss)	—	—	—	(16.9)	(16.9)
Other comprehensive income (loss), after tax	—	—	(153.0)	—	(153.0)
Total comprehensive income (loss)					(169.9)
Dividends paid and distributions of capital	—	(230.0)	—	—	(230.0)
Employee related benefits	—	0.1	—	—	0.1
Balance as of December 31, 2013	2.5	5,525.6	481.2	(2,277.0)	3,732.3
Comprehensive income (loss):
Net income (loss)	—	—	—	(24.9)	(24.9)
Other comprehensive income (loss), after tax	—	—	127.8	—	127.8
Total comprehensive income (loss)					102.9
Dividends paid and distributions of capital	—	(216.0)	—	—	(216.0)
Employee related benefits	—	1.0	—	—	1.0
Balance as of December 31, 2014	2.5	5,310.6	609.0	(2,301.9)	3,620.2
Comprehensive income (loss):
Net income (loss)	—	—	—	(25.1)	(25.1)
Other comprehensive income (loss), after tax	—	—	(289.4)	—	(289.4)
Total comprehensive income (loss)					(314.5)
Dividends paid and distributions of capital	—	(492.0)	—	—	(492.0)
Employee related benefits	—	2.6	—	—	2.6
Balance as of December 31, 2015	$2.5	$4,821.2	$319.6	$(2,327.0)	$2,816.3

The accompanying notes are an integral part of these Financial Statements.

C-7

Voya Insurance and Annuity Company (A wholly owned subsidiary of Voya Holdings Inc.) Statements of Cash Flows For the Years Ended December 31, 2015, 2014 and 2013 (In millions)

	Year Ended December 31,
	2015	2014	2013
Cash Flows from Operating Activities:
Net income (loss)	$(25.1)	$(24.9)	$(16.9)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(137.4)	(146.6)	(126.9)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	776.9	(96.7)	1,994.4
Net accretion/amortization of discount/premium	10.8	16.0	44.2
Future policy benefits, claims reserves and interest credited	1,452.8	1,145.3	290.3
Deferred income tax expense (benefit)	14.6	27.4	(1.9)
Net realized capital losses	131.6	774.1	2,215.8
Employee related benefits	2.2	(0.3)	0.1
Change in:
Accrued investment income	(15.2)	(3.8)	(11.6)
Reinsurance recoverable	(1,328.3)	(1,195.1)	66.3
Other receivables and asset accruals	18.5	(3.9)	(11.3)
Other reinsurance asset	24.8	7.6	28.2
Due to/from affiliates	(10.2)	—	—
Income tax recoverable	25.5	24.7	(45.2)
Funds held under reinsurance treaties with affiliates	1,046.1	1,924.4	(354.2)
Other payables and accruals	(19.1)	4.8	(13.1)
Other, net	7.5	(10.6)	(50.4)
Net cash provided by operating activities	$1,976.0	$2,442.4	$4,007.8

The accompanying notes are an integral part of these Financial Statements.

C-8

Voya Insurance and Annuity Company (A wholly owned subsidiary of Voya Holdings Inc.) Statements of Cash Flows For the Years Ended December 31, 2015, 2014 and 2013 (In millions)

	Year Ended December 31,
	2015	2014	2013
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	$3,752.5	$4,169.4	$6,647.7
Equity securities, available-for-sale	—	0.4	9.0
Mortgage loans on real estate	463.7	562.0	646.6
Limited partnerships/corporations	33.2	33.9	94.8
Acquisition of:
Fixed maturities	(4,553.0)	(4,531.7)	(8,771.0)
Equity securities, available-for-sale	(7.4)	—	(0.6)
Mortgage loans on real estate	(833.1)	(578.8)	(648.9)
Limited partnerships/corporations	(54.6)	(63.2)	(12.1)
Derivatives, net	(128.6)	(969.4)	(2,067.1)
Short-term investments, net	(322.5)	(179.8)	2,119.6
Policy loans, net	7.6	7.5	6.9
Collateral received (delivered), net	160.7	215.2	(719.1)
Other investments, net	0.7	25.0	22.0
Net cash used in investing activities	(1,480.8)	(1,309.5)	(2,672.2)
Cash Flows from Financing Activities:
Deposits received for investment contracts	2,597.1	3,363.0	7,432.8
Maturities and withdrawals from investment contracts	(2,349.3)	(4,484.5)	(8,868.9)
Receipts on deposit contracts	32.7	167.7	432.9
Excess tax benefits on share-based compensation	0.4	1.3	—
Dividends paid and distributions of capital	(492.0)	(216.0)	(230.0)
Net cash provided by (used in) financing activities	(211.1)	(1,168.5)	(1,233.2)
Net increase (decrease) in cash and cash equivalents	284.1	(35.6)	102.4
Cash and cash equivalents, beginning of period	362.4	398.0	295.6
Cash and cash equivalents, end of period	$646.5	$362.4	$398.0
Supplemental cash flow information:
Income taxes paid (received), net	$(93.9)	$44.3	$232.5
Interest paid	28.2	28.2	28.2
Non-cash investing and financing activities:
Securities received from affiliate under reinsurance agreements	$716.6	$—	$—

The accompanying notes are an integral part of these Financial Statements.

C-9

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Insurance and Annuity Company ("VIAC" or "the Company") is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. VIAC is authorized to conduct its insurance business in all states, except New York, and in the District of Columbia.

Prior to May 2013, Voya Financial, Inc., together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange. In 2009, ING Group announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, Inc., together with its subsidiaries, including the Company. On April 11, 2013, Voya Financial, Inc. announced plans to rebrand as Voya Financial. On May 2, 2013, the common stock of Voya Financial, Inc. began trading on the New York Stock Exchange under the symbol "VOYA." On May 7, 2013 and May 31, 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale by Voya Financial, Inc. of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. ("ING International"), an indirect wholly owned subsidiary of ING Group and previously the sole stockholder of Voya Financial, Inc., of 44,201,773 shares of outstanding common stock of Voya Financial, Inc. (collectively, "the IPO"). On September 30, 2013, ING International transferred all of its shares of Voya Financial, Inc. common stock to ING Group.

On October 29, 2013, ING Group completed a sale of 37,950,000 shares of common stock of Voya Financial, Inc. in a registered public offering ("Secondary Offering"), reducing ING Group's ownership of Voya Financial, Inc. to 57%.

Throughout 2014, ING Group completed the sale of an aggregate of 82,783,006 shares of common stock of Voya Financial, Inc. in a series of registered public offerings. Also during 2014, pursuant to the terms of share repurchase agreements between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 19,447,847 shares of its common stock from ING Group. As of the end of 2014, ING Group's ownership of Voya Financial, Inc. had been reduced to approximately 19%.

In March of 2015, ING Group completed a sale of 32,018,100 shares of common stock of Voya Financial, Inc. in a registered public offering. Concurrently with this offering, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 13,599,274 shares of its common stock from ING Group.

As a result of these transactions, ING Group satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING Group to divest 100% of its ownership interest in Voya Financial, Inc. together with its subsidiaries, including the Company by the end of 2016. ING Group continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial, Inc. common stock at an exercise price of $48.75, in each case subject to adjustments.

VIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

The Company offers various insurance products, including fixed and indexed annuities, investment-only products and payout annuities for pre-retirement wealth accumulation and postretirement income management. The Company's annuity products are distributed by national and regional brokerage and securities firms, independent broker-dealers, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations and affiliated broker-dealers. The Company's primary annuity customers are individual consumers. The Company stopped actively writing new retail variable annuity products with substantial guarantee features in early 2010, as part of a global business strategy and risk reduction plan. New amounts will continue to be deposited in VIAC variable annuities as add-on premiums to existing contracts.

The Company has historically issued guaranteed investment contracts and funding agreements (collectively referred to as "GICs"), primarily to institutional investors and corporate benefit plans. In 2009, the Company made a strategic decision to run-off the assets and liabilities in the GIC business over time. New GIC contracts may be issued on a limited basis to replace maturing contracts.

The Company has one operating segment.

C-10

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Basis of Presentation

The accompanying Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

Certain immaterial reclassifications have been made to prior year financial information to conform to the current year classifications.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

•Reserves for future policy benefits;

•	Deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA") and deferred sales inducements ("DSI");
•Valuation of investments and derivatives;
•Impairments;
•Income taxes; and
•Contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI") and presented net of related changes in DAC, VOBA, DSI and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Statements of Operations.

C-11

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

C-12

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Other Investments: Other investments are comprised primarily of Federal Home Loan Bank ("FHLB") stock and property obtained from foreclosed mortgage loans, as well as other miscellaneous investments. The Company is a member of the FHLB system and is required to own a certain amount of FHLB stock based on the level of borrowings and other factors. FHLB stock is carried at cost, classified as a restricted security and periodically evaluated for impairment based on ultimate recovery of par value.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the cash collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis.This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security or if it is more likely than not, it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

C-13

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•
When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•
Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

•
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into Net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method

C-14

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•
Fair Value Hedge: For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses) in the Statements of Operations.

•
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses) in the Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations.

In addition, the Company has entered into coinsurance with funds withheld reinsurance arrangements that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within coinsurance with funds withheld arrangements are reported with the host contract in Deposits and reinsurance recoverable or Funds held under reinsurance treaties with affiliates on the Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs, Value of Business Acquired and Deferred Sales Inducements

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs

C-15

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. (See also "Sales Inducements" below.) DAC, VOBA and DSI are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

Amortization Methodologies
The Company amortizes DAC and VOBA related to universal life ("UL") and variable universal life ("VUL") contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC, VOBA, DSI, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC, VOBA and DSI on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC, VOBA or DSI are not deemed recoverable from future gross profits, charges will be applied against the DAC, VOBA or DSI balances before an additional reserve is established.

During the year ended December 31, 2015, the Company's reviews resulted in loss recognition of $342.0 before income taxes, of which $276.9 and $65.1 was recorded to Net amortization of DAC and VOBA and Interest credited and other benefits to contract owners, respectively, in the Statements of Operations, with a corresponding decrease on the Balance Sheets to Deferred policy acquisition costs, Value of business acquired, and Sales inducements to contract owners.

In assessing loss recognition related to DAC, VOBA and DSI, the Company must select an approach for aggregating different blocks of business in the loss recognition calculation. In the first quarter of 2013, the Company updated the aggregation approach used in assessment of such loss recognition. This change in estimate was due to certain organizational changes that commenced in the first quarter of 2013, which resulted in changes to how the Company manages the variable annuity business that is no longer actively marketed. As a result of this estimate change, the Company recognized loss recognition of $350.8 before taxes during the first quarter of 2013. This amount was recorded in the Statements of Operations as $306.0 to Net amortization of deferred policy acquisition costs and value of business acquired and $44.8 to Interest credited and other benefits to contract owners/policyholders, with a corresponding decrease in the Balance Sheets to Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC, VOBA and DSI related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC, VOBA and DSI related to the replaced contracts are written off to the same account in which amortization is reported in the Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC, VOBA and DSI balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market

C-16

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company's practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets ("reversion to the mean"). The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits include mortality, and for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to mortality and estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Sales Inducements

DSI represent benefits paid to contract owners for a specified period that are incremental to the amounts the Company credits on similar contracts without sales inducements and are higher than the contract's expected ongoing crediting rates for periods after the inducement. The Company defers sales inducements and amortizes DSI over the estimated lives of the related contracts using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in Interest credited and other benefits to contract owners in the Statements of Operations. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews DSI to determine the recoverability of these balances.

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

•
Reserves for traditional life insurance contracts (term insurance, participating and non-participating whole life insurance and traditional group life insurance) and accident and health insurance represent the present value of future benefits to be paid to or on behalf of contract owners and related expenses, less the present value of future net premiums. Assumptions as to interest rates, mortality, expenses and persistency are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Interest rates used to calculate the present value of these reserves ranged from 2.3% to 7.2%.

•
Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 1.0% to 7.5%.

Although assumptions are "locked-in" upon the issuance of traditional life insurance contracts, certain accident and health insurance contracts and payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation. During the year ended December 31, 2015, the Company established premium deficiency reserves of $126.0 million before tax related to certain payout annuity contracts, which was recorded as an increase in Policyholder benefits and contract owner balances with a corresponding increase in Deposits and reinsurance recoverable, as the reserves are ceded to an affiliate on a 100% coinsurance and coinsurance funds withheld basis. The establishment of this premium deficiency reserve had no impact in the Statements of Operations for the year ended December 31, 2015.

C-17

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Contract Owner Account Balances
Contract owner account balances relate to universal life-type and investment-type contracts, as follows:

•
Account balances for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

•	Account balances for universal life-type contracts, including VUL, are equal to cumulative deposits, less charges, withdrawals and account values released upon death, plus credited interest thereon.

•
Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to

8.0% for the years 2015, 2014 and 2013. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

•
For fixed-indexed annuity contracts ("FIAs"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain universal life-type products and certain variable annuity guaranteed benefits. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Universal and Variable Life: Reserves for UL and VUL secondary guarantees and paid-up guarantees are calculated by estimating the expected value of death benefits payable and recognizing those benefits ratably over the accumulation period based on total expected assessments. The reserve for such products recognizes the portion of contract assessments received in early years used to compensate the Company for benefits provided in later years. Assumptions used, such as the interest rate, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. Reserves for UL and VUL secondary guarantees and paid-up guarantees are recorded in Future policy benefits and contract owner account balances on the Balance Sheets.

The Company also calculates a benefit ratio for each block of business that meets the requirements for additional reserves and calculates an additional reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess benefits during the period. The additional reserve is accumulated at interest rates consistent with the DAC model for the period. The calculated reserve includes provisions for UL contracts that produce expected gains from the insurance benefit function followed by losses from that function in later years. Additional reserves are recorded in Future policy benefits and contract owner account balances on the Balance Sheets.

GMDB and GMIB: Reserves for annuity guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. In addition, the reserve for the GMIB incorporates assumptions for the likelihood and timing of the potential annuitizations that may be elected by the contract owner. In general, the Company assumes that GMIB annuitization rates will be higher for policies with more valuable guarantees ("in the money"), where the notional benefit amount is in excess of the account value. Reserves for GMDB and GMIB are recorded in Future policy benefits and contract owner account balances on the Balance Sheets. Changes in reserves for GMDB and GMIB are reported in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

Most contracts issued on or before December 31, 1999 with enhanced death benefit guarantees were reinsured to third-party reinsurers to mitigate the risk associated with such guarantees. For contracts issued after December 31, 1999, the Company instituted a variable annuity guarantee hedge program to mitigate the risks associated with these guarantees, which do not qualify for hedge accounting. The variable annuity guarantee hedge program is based on the Company entering into derivative positions to offset such exposures to GMDB and GMIB due to adverse changes in the equity markets.

C-18

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

GMAB, GMWB, GMWBL and FIA: The Company also issues certain products which contain embedded derivatives that are measured at estimated fair value separately from the host contracts. These products include annuity guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits without life contingencies ("GMWB"), guaranteed minimum withdrawal benefits with life contingent payouts ("GMWBL") and FIAs. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Balance Sheets, with changes in estimated fair value, along with attributed fees collected or payments made, reported in Other net realized capital gains (losses) in the Statements of Operations.

At inception of the GMAB, GMWB and GMWBL contracts, the Company projects a fee to be attributed to the embedded derivative portion of the guarantee equal to the present value of projected future guaranteed benefits. After inception, the estimated fair value of the GMAB, GMWB and GMWBL contracts is determined based on the present value of projected future guaranteed benefits, minus the present value of projected attributed fees. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The projection of future guaranteed benefits and future attributed fees require the use of assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.) and policyholder behavior (e.g., lapse, benefit utilization, mortality, etc.).

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Certain FIA contracts contain guaranteed withdrawal benefit provisions.  Reserves for these benefits are calculated by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments.

The liabilities for the GMAB, GMWB, GMWBL and FIA embedded derivatives include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks. The discount rate used to determine the fair value of the liabilities for the GMAB, GMWB, GMWBL and FIA embedded derivatives includes an adjustment to reflect the risk that these obligations will not be fulfilled (“nonperformance risk”).

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•	Such separate accounts are legally recognized;

•	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

•	Investments are directed by the contract owner or participant; and

•	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Statements of Operations, and the Statements of Cash Flows do not reflect investment activity of the separate accounts.

C-19

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Long-term Debt

Long-term debt is carried at an amount equal to the unpaid principal balance, net of any remaining unamortized discount or premium attributable to issuance. Direct and incremental costs to issue the debt are recorded in Other assets on the Balance Sheets. Discounts, premiums and direct and incremental costs are amortized as a component of Interest expense in the Statements of Operations over the life of the debt using the effective interest method of amortization.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included within Other liabilities on the Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments. The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized in Premiums in the Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations when incurred.

Amounts received as payment for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, the deferred income tax liabilities and assets for items recognized differently in its Financial Statements from amounts shown on its income tax returns and the federal income tax expense. Determining these amounts requires analysis and

C-20

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a periodic basis. The Company will continue to evaluate as regulatory and business factors change.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as the dividends received deduction which is estimated using information from the prior period and current year results. Other differences are temporary, reversing over time, such as the valuation of insurance reserves, and create deferred tax assets and liabilities.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•	The nature, frequency and severity of book income or losses in recent years;

•	The nature and character of the deferred tax assets and liabilities;

•	The recent cumulative book income (loss) position after adjustment for permanent differences;

•	Taxable income in prior carryback years;

•	Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•	Projected future reversals of existing temporary differences;

•	The length of time carryforwards can be utilized;

•	Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

•	Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Financial Statements. Tax positions that meet this standard are recognized in the Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is

C-21

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

Short-duration: For prospective reinsurance of short-duration contacts that meet the criteria for reinsurance accounting, amounts paid are recorded as ceded premiums and ceded unearned premiums and are reflected as a component of Premiums in the Statements of Operations and Other assets on the Balance Sheets, respectively. Ceded unearned premiums are amortized through premiums over the remaining contract period in proportion to the amount of protection provided.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Deposits and reinsurance recoverable on the Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Other expenses in the Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company’s Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company has entered into combined coinsurance and coinsurance funds withheld reinsurance arrangements that contain embedded derivatives whose carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld payable under the agreements.

The Company currently has significant concentrations of ceded reinsurance with its affiliates, Security Life of Denver Insurance Company ("SLD") and Security Life of Denver International Limited ("SLDI") primarily related to GICs, SLD related to fixed annuities and UL policies and SLDI related to variable annuities. SLDI re-domesticated from the Cayman Islands to the State of Arizona, effective December 20, 2013. SLDI was approved as an Arizona-domiciled captive reinsurer by the Arizona Department of Insurance.

Participating Insurance

Participating business approximates 13.5% of the Company's ordinary life insurance in force and 30.1% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contract owners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $8.6, $8.6 and $9.1, were incurred during the years ended December 31, 2015, 2014 and 2013, respectively.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

C-22

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Adoption of New Pronouncements

Repurchase Agreements
In June 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2014-11, "Transfers and Servicing (Accounting Standards Codification ("ASC") Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures" ("ASU 2014-11"), which (1) changes the accounting for repurchase-to-maturity transactions to secured borrowing accounting and (2) requires separate accounting for a transfer of a financial asset executed with a repurchase agreement with the same counterparty. This results in secured borrowing accounting for the repurchase agreement. The amendments also require additional disclosures for certain transactions accounted for as a sale and for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings.

The provisions of ASU 2014-11 were adopted by the Company on January 1, 2015, with the exception of disclosure amendments for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings, which were adopted April 1, 2015. The adoption of the January 1, 2015 provisions had no effect on the Company's financial condition, results of operations or cash flows. The disclosures required by ASU 2014-11 are included in the Investments Note to these Financial Statements.

Discontinued Operations and Disposals
In April 2014, the FASB issued ASU 2014-08, "Presentation of Financial Statements (ASC Topic 205) and Property, Plant, and Equipment (ASC Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity" ("ASU 2014-08"), which requires the disposal of a component of an entity to be reported in discontinued operations if the disposal represents a strategic shift that has, or will have, a major effect on the entity's operations and financial results. The component should be reported in discontinued operations when it meets the criteria to be classified as held for sale, is disposed of by sale or is disposed of other than by sale.

The amendments also require additional disclosures about discontinued operations, including disclosures about an entity’s significant continuing involvement with a discontinued operation and disclosures for a disposal of an individually significant component of an entity that does not qualify for discontinued operations.

The provisions of ASU 2014-08 were adopted prospectively by the Company on January 1, 2015. The adoption had no effect on the Company’s financial condition, results of operations or cash flows.

Future Adoption of Accounting Pronouncements

Financial Instruments
In January 2016, the FASB issued ASU 2016-01, “Financial Instruments-Overall (ASC Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”), which requires:

•	Equity investments (except those consolidated or accounted for under the equity method) to be measured at fair value with changes in fair value recognized in net income.

•	Elimination of the disclosure of methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost.

•	The use of the exit price notion when measuring the fair value of financial instruments for disclosure purposes.

•
Separate presentation in other comprehensive income of the portion of the total change in fair value of a liability resulting from a change in own credit risk if the liability is measured at fair value under the fair value option.

•	Separate presentation on the balance sheet or financial statement notes of financial assets and financial liabilities by measurement category and form of financial asset.

The provisions of ASU 2016-01 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption only permitted for certain provisions. Initial adoption of ASU 2016-01 should be reported on a modified retrospective basis, with a cumulative-effect adjustment to balance sheet as of the beginning of the year of adoption, except for certain provisions that should be applied prospectively. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-01.

C-23

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Short-Duration Contracts
In May 2015, the FASB issued ASU 2015-09, "Financial Services - Insurance (ASC Topic 944): Disclosures about Short-Duration Contracts" ("ASU 2015-09"), which requires insurance entities to disclose for annual reporting periods information about the liability for unpaid claims and claim adjustment expenses and about significant changes in methodologies and assumptions used to calculate the liability for unpaid claims and claims adjustment expenses. The standard also requires entities to disclose, for annual and interim reporting periods, a rollforward of the liability for unpaid claims and claim adjustment expenses.

The provisions of ASU 2015-09 are effective, retrospectively, for annual periods beginning after December 15, 2015, and interim periods within annual periods beginning after December 15, 2016, with early adoption permitted. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2015-09.

Consolidation
In February 2015, the FASB issued ASU 2015-02, “Consolidation (ASC Topic 810): Amendments to the Consolidation Analysis” (“ASU 2015-02”), which:

•
Modifies the evaluation of whether limited partnerships and similar legal entities are Variable Interest Entities ("VIEs") or Voting Interest Entities ("VOEs"), including the requirement to consider the rights of all equity holders at risk to determine if they have the power to direct the entity's most significant activities.

•
Eliminates the presumption that a general partner should consolidate a limited partnership. Limited partnerships and similar entities will be VIEs unless the limited partners hold substantive kick-out rights in the participating rights.

•	Affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships.

•	Provides a new scope exception for registered money market funds and similar unregistered money market funds, and ends the deferral granted to investment companies from applying the VIE guidance.

The provisions of ASU 2015-02 are effective for annual periods, and for interim periods within those annual periods, beginning after December 15, 2015, with early adoption permitted, using either a retrospective or modified retrospective approach. The Company plans to adopt the provisions of ASU 2015-02 on January 1, 2016 using the modified retrospective approach, and does not expect ASU 2015-02 to have an impact on the Company's financial condition or results of operations, but to impact disclosures only.

Hybrid Financial Instruments
In November 2014, the FASB issued ASU 2014-16, “Derivatives and Hedging (ASC Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity” (“ASU 2014-16”), which requires an entity to determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including all embedded derivative features.

The provisions of ASU 2014-16 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015, with early adoption permitted. Initial adoption of ASU 2014-16 may be reported on a modified retrospective basis, with a cumulative-effect adjustment to retained earnings as of the beginning of the year of adoption, or on a full retrospective basis, with application to all prior periods presented. The Company does not expect ASU 2014-16 to have an impact on the Company's financial condition, results of operations or cash flows.

Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (ASC Topic 606)" ("ASU 2014-09"), which requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. The standard also requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

In August 2015, the FASB issued ASU 2015-14 to amend the effective date of ASU 2014-09 to fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Early adoption is permitted as of the original effective date, which was January 1, 2017. The provisions of ASU 2014-09 are effective retrospectively. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-09.

C-24

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2015:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$992.7	$70.2	$4.2	$—	$1,058.7	$—
U.S. Government agencies and authorities	79.4	2.8	0.3	—	81.9	—
State, municipalities and political subdivisions	359.1	6.6	5.2	—	360.5	—
U.S. corporate public securities	10,718.9	389.2	236.2	—	10,871.9	4.5
U.S. corporate private securities	2,365.0	74.3	44.9	—	2,394.4	—
Foreign corporate public securities and foreign governments (1)	2,826.9	67.3	101.2	—	2,793.0	—
Foreign corporate private securities (1)	2,592.9	95.0	61.9	—	2,626.0	—

Residential mortgage-backed securities:
Agency	1,525.4	81.2	5.8	14.9	1,615.7	—
Non-Agency	221.4	43.9	2.1	6.2	269.4	19.5
Total Residential mortgage-backed securities	1,746.8	125.1	7.9	21.1	1,885.1	19.5
Commercial mortgage-backed securities	1,311.0	35.8	3.4	—	1,343.4	—
Other asset-backed securities	257.6	11.3	5.6	—	263.3	0.3

Total fixed maturities, including securities pledged	23,250.3	877.6	470.8	21.1	23,678.2	24.3
Less: Securities pledged	633.3	52.2	13.1	—	672.4	—
Total fixed maturities	22,617.0	825.4	457.7	21.1	23,005.8	24.3
Equity securities	15.4	3.8	—	—	19.2	—
Total fixed maturities and equity securities investments	$22,632.4	$829.2	$457.7	$21.1	$23,025.0	$24.3
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).

C-25

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2014:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$843.0	$83.9	$0.8	$—	$926.1	$—
U.S. Government agencies and authorities	78.9	4.5	—	—	83.4	—
State, municipalities and political subdivisions	155.4	9.1	0.1	—	164.4	—
U.S. corporate public securities	9,651.4	692.9	36.7	—	10,307.6	4.8
U.S. corporate private securities	2,026.9	121.7	7.8	—	2,140.8	—
Foreign corporate public securities and foreign governments (1)	2,716.9	134.6	26.4	—	2,825.1	—
Foreign corporate private securities (1)	2,683.6	173.8	6.7	—	2,850.7	—

Residential mortgage-backed securities
Agency	1,589.5	96.2	4.9	18.5	1,699.3	—
Non-Agency	292.3	53.5	2.3	7.7	351.2	25.8
Total Residential mortgage-backed securities	1,881.8	149.7	7.2	26.2	2,050.5	25.8
Commercial mortgage-backed securities	1,531.7	96.5	0.7	—	1,627.5	—
Other asset-backed securities	292.7	15.2	7.0	—	300.9	0.3

Total fixed maturities, including securities pledged	21,862.3	1,481.9	93.4	26.2	23,277.0	30.9
Less: Securities pledged	567.3	62.2	2.7	—	626.8	—
Total fixed maturities	21,295.0	1,419.7	90.7	26.2	22,650.2	30.9
Equity securities	3.1	3.6	—	—	6.7	—
Total fixed maturities and equity securities investments	$21,298.1	$1,423.3	$90.7	$26.2	$22,656.9	$30.9
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).

C-26

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2015, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$375.0	$378.4
After one year through five years	5,189.8	5,328.3
After five years through ten years	8,938.9	8,901.8
After ten years	5,431.2	5,577.9
Mortgage-backed securities	3,057.8	3,228.5
Other asset-backed securities	257.6	263.3
Fixed maturities, including securities pledged	$23,250.3	$23,678.2

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2015 and 2014, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2015
Communications	$1,147.2	$64.9	$17.9	$1,194.2
Financial	2,798.2	108.8	22.1	2,884.9
Industrial and other companies	8,778.0	282.1	165.9	8,894.2
Energy	2,357.3	32.2	175.9	2,213.6
Utilities	2,500.6	113.6	31.2	2,583.0
Transportation	571.8	17.0	13.8	575.0
Total	$18,153.1	$618.6	$426.8	$18,344.9

December 31, 2014
Communications	$1,081.6	$122.1	$0.9	$1,202.8
Financial	2,451.3	175.0	1.6	2,624.7
Industrial and other companies	8,148.0	468.6	36.1	8,580.5
Energy	2,434.0	120.4	27.5	2,526.9
Utilities	2,145.0	188.1	4.1	2,329.0
Transportation	490.9	36.9	1.7	526.1
Total	$16,750.8	$1,111.1	$71.9	$17,790.0

C-27

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2015 and 2014, approximately 46.6% and 41.7%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreements

As of December 31, 2015 and 2014, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2015 and 2014, the fair value of loaned securities was $147.9 and $121.2, respectively, and is included in Securities pledged on the Balance Sheets. As of December 31, 2015 and 2014, collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $153.6 and $125.4, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Balance Sheets. As of December 31, 2015 and 2014, liabilities to return collateral of $153.6 and $125.4, respectively, is included in Payables under securities loan agreements, including collateral held on the Balance Sheets.

The following table sets forth borrowings under securities lending transactions by class of collateral pledged for the dates indicated:

	December 31, 2015	December 31, 2014
U.S. Treasuries	$—	$25.3
U.S. Government agencies and authorities	—	1.0
U.S. corporate public securities	73.5	70.2
Foreign corporate public securities and foreign governments	80.1	28.9
Payables under securities loan agreements	$153.6	$125.4

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

C-28

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes.  VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the equity tranches of the Collateralized loan obligations ("CLOs") of $1.2 and $1.8 as of December 31, 2015 and 2014, respectively, is included in Limited partnerships/corporations on the Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Statements of Operations.

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company through its investments or other arrangements does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS which are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Statements of Operations. The Company's maximum exposure to loss on these structured investments is limited to the amount of its investment.

C-29

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2015:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$311.6	$4.2		$—	$—	$—	$—	$311.6	$4.2
U.S. Government agencies and authorities	49.3	0.3		—	—	—	—	49.3	0.3
State, municipalities and political subdivisions	116.9	1.3		98.9	3.9	—	—	215.8	5.2
U.S. corporate public securities	1,973.2	63.0		2,250.3	140.7	136.1	32.5	4,359.6	236.2
U.S. corporate private securities	362.0	9.7		369.5	28.2	34.3	7.0	765.8	44.9
Foreign corporate public securities and foreign governments	815.3	28.0		416.3	45.7	134.0	27.5	1,365.6	101.2
Foreign corporate private securities	492.8	40.6		194.5	14.3	23.0	7.0	710.3	61.9
Residential mortgage-backed	145.8	1.0		94.1	1.7	150.8	5.2	390.7	7.9
Commercial mortgage-backed	236.2	1.9		25.2	0.8	0.7	0.7	262.1	3.4
Other asset-backed	13.5	—	*	—	—	76.7	5.6	90.2	5.6
Total	$4,516.6	$150.0		$3,448.8	$235.3	$555.6	$85.5	$8,521.0	$470.8
* Less than $0.1.

C-30

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2014:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$25.6	$—	*	$—	$—		$36.6	$0.8	$62.2	$0.8
U.S. Government agencies and authorities	1.8	—	*	—	—		—	—	1.8	—	*
State, municipalities and political subdivisions	23.1	0.1		—	—		—	—	23.1	0.1
U.S. corporate public securities	727.0	13.8		20.5	0.4		833.9	22.5	1,581.4	36.7
U.S. corporate private securities	114.8	1.6		9.9	0.1		104.7	6.1	229.4	7.8
Foreign corporate public securities and foreign governments	558.9	20.5		20.0	0.8		112.2	5.1	691.1	26.4
Foreign corporate private securities	180.4	3.2		—	—		26.3	3.5	206.7	6.7
Residential mortgage-backed	122.8	0.6		26.0	0.3		322.5	6.3	471.3	7.2
Commercial mortgage-backed	34.7	0.3		1.6	0.4		—	—	36.3	0.7
Other asset-backed	12.6	—	*	0.8	—	*	97.0	7.0	110.4	7.0
Total	$1,801.7	$40.1		$78.8	$2.0		$1,533.2	$51.3	$3,413.7	$93.4
*Less than $0.1.

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 86.6% and 96.8% of the average book value as of December 31, 2015 and 2014, respectively.

C-31

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2015
Six months or less below amortized cost	$4,611.3	$468.6	$131.4	$131.5	758	93
More than six months and twelve months or less below amortized cost	3,445.1	—	171.2	—	524	—
More than twelve months below amortized cost	450.4	16.4	32.4	4.3	158	3
Total	$8,506.8	$485.0	$335.0	$135.8	1,440	96

December 31, 2014
Six months or less below amortized cost	$1,844.0	$33.9	$39.7	$7.6	368	8
More than six months and twelve months or less below amortized cost	117.3	—	5.5	—	35	—
More than twelve months below amortized cost	1,509.4	2.5	40.1	0.5	236	1
Total	$3,470.7	$36.4	$85.3	$8.1	639	9

C-32

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost			Unrealized Capital Losses			Number of Securities
	< 20%	> 20%		< 20%	> 20%		< 20%	> 20%
December 31, 2015
U.S. Treasuries	$315.8	$—		$4.2	$—		8	—
U.S. Government agencies and authorities	49.6	—		0.3	—		1	—
State, municipalities and political subdivisions	221.0	—		5.2	—		117	—
U.S. corporate public securities	4,316.2	279.6		159.1	77.1		681	57
U.S. corporate private securities	769.5	41.2		33.3	11.6		90	4
Foreign corporate public securities and foreign governments	1,343.5	123.3		66.6	34.6		251	26
Foreign corporate private securities	734.2	38.0		50.4	11.5		81	5
Residential mortgage-backed	398.6	—	*	7.9	—	*	141	2
Commercial mortgage-backed	264.1	1.4		2.7	0.7		33	1
Other asset-backed	94.3	1.5		5.3	0.3		37	1
Total	$8,506.8	$485.0		$335.0	$135.8		1,440	96

December 31, 2014
U.S. Treasuries	$63.0	$—		$0.8	$—		4	—
U.S. Government agencies and authorities	1.8	—		—	—		1	—
State, municipalities and political subdivisions	23.2	—		0.1	—		8	—
U.S. corporate public securities	1,617.3	0.8		36.5	0.2		257	2
U.S. corporate private securities	223.7	13.5		4.6	3.2		30	1
Foreign corporate public securities and foreign governments	710.0	7.5		24.7	1.7		147	2
Foreign corporate private securities	205.0	8.4		5.0	1.7		19	1
Residential mortgage-backed	478.5	—		7.2	—		125	—
Commercial mortgage-backed	35.0	2.0		0.3	0.4		9	1
Other asset-backed	113.2	4.2		6.1	0.9		39	2
Total	$3,470.7	$36.4		$85.3	$8.1		639	9
*Less than $0.1.

C-33

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Investments with fair values less than amortized cost are included in the Company’s other-than-temporary impairments analysis. Impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows, after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired (typically pre-2008) indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on the valuation of a particular security within the trust will also be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2015 and 2014, the Company had no new troubled debt restructurings for private placement bonds or commercial mortgage loans.

As of December 31, 2015, the Company held 8 commercial mortgage troubled debt restructured loans with a carrying value of $3.7. These 8 commercial mortgage loans were restructured in August 2013 with a pre-modification and post modification carrying value of $11.6. These loans represent what remains of an initial portfolio of 20 restructures with a pre-modification and post modification carrying value of $24.6. This portfolio of loans is comprised of cross-defaulted, cross-collateralized individual loans, which are owned by the same sponsor. Between the date of the troubled debt restructurings and December 31, 2015, this portfolio of loans has repaid $20.9 in principal.

As of December 31, 2015 and 2014, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk.  The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

C-34

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2015			December 31, 2014
	Impaired	Non Impaired	Total	Impaired	Non Impaired	Total
Commercial mortgage loans	$3.7	$3,308.2	$3,311.9	$17.1	$2,838.1	$2,855.2
Collective valuation allowance for losses	N/A	(1.0)	(1.0)	N/A	(0.8)	(0.8)
Total net commercial mortgage loans	$3.7	$3,307.2	$3,310.9	$17.1	$2,837.3	$2,854.4
N/A - Not Applicable

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2015 and 2014.

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans for the periods indicated:

	December 31, 2015	December 31, 2014
Collective valuation allowance for losses, balance at January 1	$0.8	$1.1
Addition to (reduction of) allowance for losses	0.2	(0.3)
Collective valuation allowance for losses, end of period	$1.0	$0.8

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2015	December 31, 2014
Impaired loans without allowances for losses	$3.7	$17.1
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$3.7	$17.1
Unpaid principal balance of impaired loans	$3.7	$17.1

The following table presents information on restructured loans as of the dates indicated:

	December 31, 2015	December 31, 2014
Troubled debt restructured loans	$3.7	$17.1

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2015 and 2014.

There were two loans 30 days or less in arrears, with respect to principal and interest as of December 31, 2015, with a total amortized cost of $2.1. There were no loans in arrears, with respect to principal and interest as of December 31, 2014.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Impaired loans, average investment during the period (amortized cost) (1)	$10.4	$20.2	$11.7
Interest income recognized on impaired loans, on an accrual basis (1)	0.5	1.1	0.7
Interest income recognized on impaired loans, on a cash basis (1)	0.6	1.0	0.7
Interest income recognized on troubled debt restructured loans, on an accrual basis	0.5	1.1	0.7
(1) Includes amounts for Troubled debt restructured loans.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative

C-35

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

The following table presents the LTV ratios as of the dates indicated:

	December 31, 2015(1)	December 31, 2014(1)
Loan-to-Value Ratio:
0% - 50%	$399.9	$367.2
>50% - 60%	927.9	674.2
>60% - 70%	1,772.0	1,671.0
>70% - 80%	207.0	136.4
>80% and above	5.1	6.4
Total Commercial mortgage loans	$3,311.9	$2,855.2
(1) Balances do not include collective valuation allowance for losses.

The following table presents the DSC ratios as of the dates indicated:

	December 31, 2015(1)	December 31, 2014(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$2,569.3	$2,085.8
>1.25x - 1.5x	505.3	397.3
>1.0x - 1.25x	145.6	282.4
Less than 1.0x	40.4	85.9
Commercial mortgage loans secured by land or construction loans	51.3	3.8
Total Commercial mortgage loans	$3,311.9	$2,855.2
(1) Balances do not include collective valuation allowance for losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2015(1)		December 31, 2014(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$763.0	23.0%	$673.0	23.6%
South Atlantic	792.5	23.9%	597.6	20.9%
Middle Atlantic	467.2	14.1%	395.6	13.9%
West South Central	388.8	11.7%	386.2	13.5%
Mountain	334.1	10.1%	277.5	9.7%
East North Central	324.2	9.8%	281.1	9.8%
New England	58.2	1.8%	37.4	1.3%
West North Central	117.6	3.6%	122.2	4.3%
East South Central	66.3	2.0%	84.6	3.0%
Total Commercial mortgage loans	$3,311.9	100.0%	$2,855.2	100.0%
(1) Balances do not include collective valuation allowance for losses.

C-36

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	December 31, 2015(1)		December 31, 2014(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Retail	$1,125.1	33.9%	$932.9	32.7%
Industrial	788.3	23.8%	806.8	28.3%
Apartments	615.2	18.6%	508.6	17.8%
Office	535.6	16.2%	340.1	11.9%
Hotel/Motel	83.3	2.5%	83.3	2.9%
Mixed Use	29.9	0.9%	80.2	2.8%
Other	134.5	4.1%	103.3	3.6%
Total Commercial mortgage loans	$3,311.9	100.0%	$2,855.2	100.0%
(1)Balances do not include collective valuation allowance for losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	December 31, 2015(1)	December 31, 2014(1)
Year of Origination:
2015	$810.1	$—
2014	557.9	540.1
2013	624.7	628.7
2012	232.8	282.0
2011	460.4	601.0
2010	100.9	109.3
2009 and prior	525.1	694.1
Total Commercial mortgage loans	$3,311.9	$2,855.2
(1) Balances do not include collective valuation allowance for losses.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

C-37

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's credit-related and intent-related impairments included in the Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2015			2014		2013
	Impairment		No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate public securities	$11.0		10	$1.4	2	$—	—
Foreign corporate public securities and foreign governments (1)	18.2		6	0.6	4	—	—
Foreign corporate private securities (1)	0.5		1	—	—	1.4	1
Residential mortgage-backed	2.7		27	2.8	39	7.5	57
Commercial mortgage-backed	0.4		2	0.1	2	0.3	2
Other asset-backed	—		—	0.5	2	1.1	3
Equity	—	*	1	0.3	2	—	—
Total	$32.8		47	$5.7	51	$10.3	63
* Less than $0.1.
(1) Primarily U.S. dollar denominated.

The above tables include $7.3, $3.7 and $6.4 of write-downs related to credit impairments for the years ended December 31, 2015, 2014 and 2013, respectively, in Other-than-temporary impairments, which are recognized in the Statements of Operations. The remaining $25.5, $2.0 and $3.9, for the years ended December 31, 2015, 2014 and 2013, respectively, are related to intent impairments.

C-38

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Year Ended December 31,
	2015		2014		2013
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate public securities	$11.0	9	$1.2	2	$—	—
Foreign corporate public securities and foreign governments (1)	14.0	5	0.6	4	—	—
Foreign corporate private securities (1)	—	—	—	—	—	—
Residential mortgage-backed	0.1	4	0.1	5	3.6	12
Commercial mortgage-backed	0.4	2	0.1	2	0.3	2
Other asset-backed	—	—	—	—	—	—
Equity	—	—	—	—	—	—
Total	$25.5	20	$2.0	13	$3.9	14
(1) Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Balance at January 1	$33.1	$42.1	$47.9
Additional credit impairments:
On securities not previously impaired	—	0.4	0.5
On securities previously impaired	1.8	3.0	3.8
Reductions:
Increase in cash flows	0.4	0.5	—
Securities sold, matured, prepaid or paid down	7.3	11.9	10.1
Balance at December 31	$27.2	$33.1	$42.1

C-39

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Fixed maturities	$1,169.5	$1,121.7	$1,075.8
Equity securities, available-for-sale	2.1	2.4	3.6
Mortgage loans on real estate	165.0	145.6	152.9
Policy loans	4.7	5.0	5.7
Short-term investments and cash equivalents	0.3	0.8	0.4
Other	18.3	39.9	79.7	(1)
Gross investment income	1,359.9	1,315.4	1,318.1
Less: investment expenses	54.4	50.7	50.9
Net investment income	$1,305.5	$1,264.7	$1,267.2
(1) Includes $42.4 in conjunction with a bankruptcy settlement for a prime broker who held assets on behalf of a limited partnership previously written down to realizable value.

As of December 31, 2015 and 2014, the Company had $1.7 and $0.2, respectively, of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on FIFO methodology.

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Fixed maturities, available-for-sale, including securities pledged	$(37.5)	$2.4	$(11.4)
Fixed maturities, at fair value option	(98.0)	(50.0)	(89.0)
Equity securities, available-for-sale	—	(0.1)	—
Derivatives	(86.8)	(33.8)	(3,050.2)
Embedded derivatives - fixed maturities	(5.0)	(2.7)	(24.3)
Guaranteed benefit derivatives	95.8	(708.4)	961.7
Other investments	(0.1)	18.5	(2.6)
Net realized capital gains (losses)	$(131.6)	$(774.1)	$(2,215.8)
After-tax net realized capital gains (losses)	$(85.6)	$(503.2)	$(1,440.3)

C-40

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Proceeds on sales	$1,700.4	$2,436.1	$4,548.9
Gross gains	24.7	21.9	41.6
Gross losses	35.6	26.3	27.0

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Total return swaps: The Company uses total return swaps as a hedge against a decrease in variable annuity account values, which are invested in certain indices. Using total return swaps, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of assets or a market index and the LIBOR rate, calculated by reference to an agreed upon notional principal amount. No cash is exchanged at the onset of the contracts. Cash is paid and received over the life of the contract based upon the terms of the swaps. The Company utilizes these contracts in non-qualifying hedging relationships.

Currency forwards: The Company uses currency forward contracts to hedge policyholder liabilities associated with the variable annuity contracts which are linked to foreign indices. The currency fluctuations may result in a decrease in account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also utilizes currency forward contracts to hedge currency exposure related to invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

C-41

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To-Be-Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also uses futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company also uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. Swaptions are also used to hedge against an increase in the interest rate benchmarked crediting strategies within FIA contracts. Such increases may result in increased payments to contract holders of FIA contracts and the interest rate swaptions offset this increased exposure. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Options: The Company uses put options to manage the equity, interest rate and equity volatility risk of the economic liabilities associated with certain variable annuity minimum guaranteed benefits and/or to mitigate certain rebalancing costs resulting from increased volatility. The Company also uses call options to hedge against an increase in various equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Variance swaps: The Company uses variance swaps to manage equity volatility risk on the economic liabilities associated with certain minimum guaranteed living benefits and/or to mitigate certain rebalancing costs resulting from increased volatility. An increase in the equity volatility results in a higher valuations of such liabilities. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on the changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset.

C-42

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2015			December 31, 2014
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$18.2	$0.5	$—	$7.7	$0.4	$—
Foreign exchange contracts	57.1	11.7	—	57.1	7.9	—
Fair value hedges:
Interest rate contracts	295.1	0.8	5.9	299.1	2.1	7.8
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	27,139.0	529.5	114.9	23,792.7	434.2	98.5
Foreign exchange contracts	967.0	30.9	12.3	1,032.0	22.5	8.2
Equity contracts	19,062.4	223.7	65.6	20,610.5	420.2	209.8
Credit contracts	1,230.0	2.3	5.9	1,220.0	4.1	16.3
Embedded derivatives:
Within fixed maturity investments	N/A	21.1	—	N/A	26.2	—
Within products	N/A	—	3,628.1	N/A	—	3,488.8
Within reinsurance agreements	N/A	(15.6)	10.2	N/A	9.6	211.0
Total		$804.9	$3,842.9		$927.2	$4,040.4
(1) Open derivative contracts are reported as Derivatives assets or liabilities on the Balance Sheets at fair value.
N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2015 and 2014. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-43

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2015
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$1,230.0	$2.3	$5.9
Equity contracts	11,528.3	167.5	53.9
Foreign exchange contracts	1,024.1	42.6	12.3
Interest rate contracts	24,030.4	530.8	120.1
		743.2	192.2
Counterparty netting(1)		(184.6)	(184.6)
Cash collateral netting(1)		(427.3)	(5.9)
Securities collateral netting(1)		(12.5)	(1.7)
Net receivables/payables		$118.8	$—
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2014
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$1,220.0	$4.1	$16.3
Equity contracts	13,184.3	317.1	201.7
Foreign exchange contracts	1,089.1	30.4	8.2
Interest rate contracts	24,099.5	436.7	106.3
		788.3	332.5
Counterparty netting(1)		(311.1)	(311.1)
Cash collateral netting(1)		(267.3)	(19.3)
Securities collateral netting(1)		(130.4)	(2.1)
Net receivables/payables		$79.5	$—
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA ") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Balance Sheets. As of December 31, 2015, the Company held $423.0 and $0.4 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2014, the Company held $268.5 of net cash collateral and pledged $5.8 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2015, the Company delivered $524.5 of securities and held $12.9 of securities as collateral. As of December 31, 2014, the Company delivered $505.6 of securities and held $130.5 of securities as collateral.

C-44

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Derivatives: Qualifying for hedge accounting(1):
Cash flow hedges:
Interest rate contracts	$0.3	$0.2	$—	*
Foreign exchange contracts	0.8	0.7	0.2
Fair value hedges:
Interest rate contracts	(3.6)	(12.9)	15.6
Derivatives: Non-qualifying for hedge accounting(2):
Interest rate contracts	135.4	797.0	(920.0)
Foreign exchange contracts	56.8	91.8	53.6
Equity contracts	(277.3)	(911.4)	(2,204.2)
Credit contracts	0.8	0.8	4.6
Embedded derivatives:
Within fixed maturity investments(2)	(5.0)	(2.7)	(24.3)
Within products(2)	95.8	(708.4)	961.7
Within reinsurance agreements(3)	175.6	(231.1)	311.3
Total	$179.6	$(976.0)	$(1,801.5)
*Less than $0.1.
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Statements of Operations. For the years ended December 31, 2015, 2014 and 2013, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company's portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. As of December 31, 2015, the fair values of credit default swaps of $2.3 and $5.9 were included in Derivatives assets and Derivatives liabilities, respectively, on the Balance Sheets. As of December 31, 2014, the fair value of credit default swaps of $4.1 and $16.3 were included in Derivatives assets and Derivatives liabilities, respectively, on the Balance Sheets. As of December 31, 2015, and 2014, the maximum potential future net exposure to the Company was $220.0 on credit default swaps. These instruments are typically written for a maturity period of 5 years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

4.	Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to ASU 2011-04, "Fair Value Measurements (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP" ("ASU 2011-04"). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest

C-45

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing or other similar techniques.

C-46

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$1,049.2	$9.5	$—	$1,058.7
U.S. Government agencies and authorities	—	81.9	—	81.9
State, municipalities and political subdivisions	—	360.5	—	360.5
U.S. corporate public securities	—	10,871.2	0.7	10,871.9
U.S. corporate private securities	—	2,067.1	327.3	2,394.4
Foreign corporate public securities and foreign governments(1)	—	2,791.8	1.2	2,793.0
Foreign corporate private securities(1)	—	2,481.0	145.0	2,626.0
Residential mortgage-backed securities	—	1,856.5	28.6	1,885.1
Commercial mortgage-backed securities	—	1,331.3	12.1	1,343.4
Other asset-backed securities	—	252.0	11.3	263.3
Total fixed maturities, including securities pledged	1,049.2	22,102.8	526.2	23,678.2
Equity securities, available-for-sale	12.5	—	6.7	19.2
Derivatives:
Interest rate contracts	—	530.8	—	530.8
Foreign exchange contracts	—	42.6	—	42.6
Equity contracts	56.2	161.8	5.7	223.7
Credit contracts	—	2.3	—	2.3
Embedded derivative on reinsurance	—	(15.6)	—	(15.6)
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,947.2	1.4	—	1,948.6
Assets held in separate accounts	33,355.5	—	—	33,355.5
Total assets	$36,420.6	$22,826.1	$538.6	$59,785.3
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$1,779.1	$1,779.1
GMAB / GMWB / GMWBL	—	—	1,849.0	1,849.0
Other derivatives:
Interest rate contracts	0.7	120.1	—	120.8
Foreign exchange contracts	—	12.3	—	12.3
Equity contracts	11.7	53.9	—	65.6
Credit contracts	—	5.9	—	5.9
Embedded derivative on reinsurance	—	10.2	—	10.2
Total liabilities	$12.4	$202.4	$3,628.1	$3,842.9
(1) Primarily U.S. dollar denominated

C-47

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$916.6	$9.5	$—	$926.1
U.S. Government agencies and authorities	—	83.4	—	83.4
State, municipalities and political subdivisions	—	164.4	—	164.4
U.S. corporate public securities	—	10,253.8	53.8	10,307.6
U.S. corporate private securities	—	1,880.6	260.2	2,140.8
Foreign corporate public securities and foreign governments(1)	—	2,825.1	—	2,825.1
Foreign corporate private securities(1)	—	2,703.4	147.3	2,850.7
Residential mortgage-backed securities	—	2,019.2	31.3	2,050.5
Commercial mortgage-backed securities	—	1,627.5	—	1,627.5
Other asset-backed securities	—	300.0	0.9	300.9
Total fixed maturities, including securities pledged	916.6	21,866.9	493.5	23,277.0
Equity securities, available-for-sale	6.7	—	—	6.7
Derivatives:
Interest rate contracts	—	436.7	—	436.7
Foreign exchange contracts	—	30.4	—	30.4
Equity contracts	103.1	285.9	31.2	420.2
Credit contracts	—	4.1	—	4.1
Embedded derivative on reinsurance	—	9.6	—	9.6
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,277.5	—	1.8	1,279.3
Assets held in separate accounts	38,547.7	—	—	38,547.7
Total assets	$40,851.6	$22,633.6	$526.5	$64,011.7
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$1,924.4	$1,924.4
GMAB / GMWB / GMWBL	—	—	1,564.4	1,564.4
Other derivatives:
Interest rate contracts	—	106.3	—	106.3
Foreign exchange contracts	—	8.2	—	8.2
Equity contracts	8.1	201.7	—	209.8
Credit contracts	—	16.3	—	16.3
Embedded derivative on reinsurance	—	211.0	—	211.0
Total liabilities	$8.1	$543.5	$3,488.8	$4,040.4
(1) Primarily U.S. dollar denominated

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to

C-48

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.
The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category primarily include certain U.S. Treasury securities.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument.  The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial

C-49

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

pricing service.  When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.  As of December 31, 2015, $504.8 and $18.6 billion of a total fair value of $23.7 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2014, $467.8 and $18.1 billion of a total fair value of $23.3 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor.  The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents exit price for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. The remaining derivative instruments, including those priced by third-party vendors, are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices.  These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1. Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

C-50

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Guaranteed benefit derivatives: The Company records reserves for annuity contracts containing GMAB, GMWB and GMWBL riders. The guarantee is an embedded derivative and is required to be accounted for separately from the host variable annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The indexed-crediting feature in the Company's FIA contracts is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The discount rate used to determine the fair value of the Company's GMAB, GMWB, GMWBL and FIA embedded derivative liabilities includes an adjustment to reflect nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit default swap spreads, adjusted to reflect the credit quality of the Company, the issuer of the guarantee, as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivative on reinsurance: The carrying value of embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2015 and 2014.  The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-51

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2015
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change In Unrealized Gains (Losses) Included in Earnings (4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
U.S. corporate public securities	53.8	—	(0.1)	0.2	—	—	—	—	(53.2)	0.7	—
U.S. corporate private securities	260.2	(0.1)	(11.9)	111.3	—	(2.6)	(73.3)	43.7	—	327.3	(0.1)
Foreign corporate public securities and foreign governments(1)	—	(4.2)	(0.3)	—	—	—	(5.1)	10.8	—	1.2	(4.2)
Foreign corporate private securities(1)	147.3	(0.5)	(3.4)	9.4	—	—	(40.2)	32.4	—	145.0	(0.7)
Residential mortgage-backed securities	31.3	(1.1)	(0.5)	—	—	—	(0.3)	1.8	(2.6)	28.6	(1.1)
Commercial mortgage-backed securities	—	—	(0.1)	15.0	—	—	(2.8)	—	—	12.1	—
Other asset-backed securities	0.9	—	—	11.9	—	—	(0.7)	16.5	(17.3)	11.3	—
Total fixed maturities, including securities pledged	493.5	(5.9)	(16.3)	147.8	—	(2.6)	(122.4)	105.2	(73.1)	526.2	(6.1)
Equity securities, available-for-sale	—	—	0.2	6.5	—	—	—	—	—	6.7	—
Derivatives:
Guaranteed benefit derivatives:
FIA(2)	(1,924.4)	228.7	—	—	(255.2)	—	171.8	—	—	(1,779.1)	—
GMWB/GMAB/GMWBL(2)	(1,564.4)	(132.9)	—	—	(152.3)	—	0.6	—	—	(1,849.0)	—
Other derivatives, net	31.2	(29.8)	—	21.6	—	—	(17.3)	—	—	5.7	(25.5)
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1.8	—	—	—	—	—	(1.8)	—	—	—	—
(1) Primarily U.S. dollar denominated
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Statements of Operations.
(3) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Statements of Operations.

C-52

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2014
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings (4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$4.2	$—	$—	$—	$—	$—	$—	$—	$(4.2)	$—	$—
U.S. corporate public securities	41.9	(0.1)	0.1	7.7	—	—	(20.2)	24.4	—	53.8	(0.2)
U.S. corporate private securities	48.5	(0.1)	(3.8)	70.2	—	—	(23.9)	169.3	—	260.2	(0.1)
Foreign corporate public securities and foreign governments(1)	—	—	—	—	—	—	—	—	—	—	—
Foreign corporate private securities(1)	24.6	(0.1)	(7.8)	24.0	—	—	(8.5)	122.8	(7.7)	147.3	(0.1)
Residential mortgage-backed securities	27.6	(2.3)	0.5	2.9	—	—	(1.5)	8.8	(4.7)	31.3	(2.2)
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—	—	—	—
Other asset-backed securities	22.0	3.2	(2.9)	—	—	—	(15.2)	—	(6.2)	0.9	—
Total fixed maturities, including securities pledged	168.8	0.6	(13.9)	104.8	—	—	(69.3)	325.3	(22.8)	493.5	(2.6)
Equity securities, available-for-sale	—	(0.3)	0.3	—	—	—	—	—	—	—	(0.3)
Derivatives:
Guaranteed benefit derivatives:
FIA(2)	(1,693.5)	(195.5)	—	—	(166.2)	—	130.8	—	—	(1,924.4)	—
GMWB/GMAB/GMWBL(2)	(901.0)	(512.9)	—	—	(151.2)	—	0.7	—	—	(1,564.4)	—
Other derivatives, net	57.0	31.6	—	22.7	—	—	(80.1)	—	—	31.2	(25.8)
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	—	—	—	1.8	—	—	—	—	—	1.8	—
(1) Primarily U.S. dollar denominated
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Statements of Operations.
(3) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Statements of Operations.

C-53

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2015 and 2014, the transfers in and out of Level 3 for fixed maturities and equity securities, were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its guaranteed benefit derivatives is presented in the following sections and table.

Significant unobservable inputs used in the fair value measurements of GMABs, GMWBs and GMWBLs include long-term equity and interest rate implied volatility, correlations between the rate of return on policyholder funds and between interest rates and equity returns, nonperformance risk, mortality and policyholder behavior assumptions, such as benefit utilization, lapses and partial withdrawals. Such inputs are monitored quarterly.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and policyholder behavior assumptions, such as lapses and partial withdrawals. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Equity/Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the equity indices and swap rates for GMAB, GMWB and GMWBL fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Correlations: Integrated interest rate and equity scenarios are used in GMAB, GMWB and GMWBL fair value measurements to better reflect market interest rates and interest rate volatility correlations between equity and fixed income fund groups and between equity fund groups and interest rates. The correlations are based on historical fund returns and swap rates from external sources.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company as well as adjustment to reflect the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-54

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2015:

Range(1)
Unobservable Input	GMWB / GMWBL		GMAB		FIA
Long-term equity implied volatility	15% to 25%		15% to 25%		—
Interest rate implied volatility	0.1% to 18%		0.1% to 18%		—
Correlations between:
Equity Funds	48% to 98%		48% to 98%		—
Equity and Fixed Income Funds	-38% to 62%		-38% to 62%		—
Interest Rates and Equity Funds	-32% to 16%		-32% to 16%		—
Nonperformance risk	0.23% to 1.3%		0.23% to 1.3%		0.23% to 1.3%
Actuarial Assumptions:
Benefit Utilization	85% to 100%	(2)	—		—
Partial Withdrawals	0% to 10%		0% to 10%		0% to 10%
Lapses	0.08% to 22%	(3)(4)	0.08% to 25%	(3)(4)	0% to 60%	(3)
Mortality	—	(5)	—	(5)	—	(5)

(1)	Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 36% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, the Company assumes that 85% will begin systematic withdrawals after a delay period. The utilization function varies by policyholder age and policy duration. Interactions with lapse and mortality also affect utilization. The utilization rate for GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less "in the money" (i.e., where the notional benefit amount is in excess of the account value) due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts which are highly "in the money". The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of December 31, 2015 (account value amounts are in $ billions).

	Account Values
Attained Age Group	In the Money	Out of the Money		Total	Average Expected Delay (Years)**
< 60	$2.2	$—	*	$2.2	9.0
60-69	6.1	—	*	6.1	4.2
70+	5.4	—	*	5.4	2.4
	$13.7	$—	*	$13.7	5.0
*Less than $0.1.
** For population expected to withdraw in future. Excludes policies taking systematic withdraws and 15% of policies the Company assumes will never withdraw.

(3)
Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.

(4) The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money." The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period and to whether they are "in the money" or "out of the money" as of December 31, 2015 (account value amounts are in $ billions).

C-55

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		GMAB			GMWB/GMWBL
	Moneyness	Account Value		Lapse Range	Account Value		Lapse Range
During Surrender Charge Period
	In the Money**	$—	*	0.08% to 7.2%	$4.9		0.08% to 5.6%
	Out of the Money	—	*	0.41% to 7.9%	—	*	0.36% to 5.9%

After Surrender Charge Period
	In the Money**	$—	*	2.5% to 22.5%	$8.8		1.4% to 20.7%
	Out of the Money	—	*	11.9% to 24.8%	0.6		5.0% to 21.7%
* Less than $0.1.
** The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."
(5) The mortality rate is based on the 2012 Individual Annuity Mortality Basic table with mortality improvements.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2014:

Range(1)
Unobservable Input	GMWB / GMWBL		GMAB		FIA
Long-term equity implied volatility	15% to 25%		15% to 25%		—
Interest rate implied volatility	0.2% to 16%		0.2% to 16%		—
Correlations between:
Equity Funds	49% to 98%		49% to 98%		—
Equity and Fixed Income Funds	-38% to 62%		-38% to 62%		—
Interest Rates and Equity Funds	-32% to -4%		-32% to -4%		—
Nonperformance risk	0.13% to 1.1%		0.13% to 1.1%		0.13% to 1.1%
Actuarial Assumptions:
Benefit Utilization	85% to 100%	(2)	—		—
Partial Withdrawals	0% to 10%		0% to 10%		0% to 5%
Lapses	0.08% to 24%	(3)(4)	0.08% to 31%	(3)(4)	0% to 60%	(3)
Mortality	—	(5)	—	(5)	—	(6)

(1)	Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 33% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, the Company assumes that 85% will begin systematic withdrawals after a delay period. The utilization function varies by policyholder age and policy duration. Interactions with lapse and mortality also affect utilization. The utilization rate for GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less "in the money" (i.e., where the notional benefit amount is in excess of the account value) due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts which are highly "in the money". The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of December 31, 2014 (account value amounts are in $ billions).

C-56

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Account Values
Attained Age Group	In the Money	Out of the Money	Total	Average Expected Delay (Years)*
< 60	$2.4	$0.5	$2.9	9.5
60-69	6.1	0.9	7.0	4.9
70+	5.0	0.5	5.5	3.1
	$13.5	$1.9	$15.4	5.8
* For population expected to withdraw in future. Excludes policies taking systematic withdraws and 15% of policies the Company assumes will never withdraw.
(3) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(4) The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money." The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period and to whether they are "in the money" or "out of the money" as of December 31, 2014 (account value amounts are in $ billions).

		GMAB			GMWB/GMWBL
	Moneyness	Account Value		Lapse Range	Account Value	Lapse Range
During Surrender Charge Period
	In the Money**	$—	*	0.08% to 8.2%	$6.5	0.08% to 6.3%
	Out of the Money	—	*	0.41% to 12%	1.1	0.36% to 7%

After Surrender Charge Period
	In the Money**	$—	*	2.5% to 21%	$7.2	1.7% to 21%
	Out of the Money	0.1		12.3% to 31%	1.4	5.6% to 24%
* Less than $0.1.
** The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."
(5) The mortality rate is based on the Annuity 2000 Basic table with mortality improvements.
(6) The mortality rate is based on the 2012 Individual Annuity Mortality Basic table with mortality improvements.

Generally, the following will cause an increase (decrease) in the GMAB, GMWB and GMWBL embedded derivative fair value liabilities:

•	An increase (decrease) in long-term equity implied volatility

•	An increase (decrease) in interest rate implied volatility

•	An increase (decrease) in equity-interest rate correlations

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in mortality

•	An increase (decrease) in benefit utilization

•	A decrease (increase) in lapses

Changes in fund correlations may increase or decrease the fair value depending on the direction of the movement and the mix of funds. Changes in partial withdrawals may increase or decrease the fair value depending on the timing and magnitude of withdrawals.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

The Company notes the following interrelationships:

•
Higher long-term equity implied volatility is often correlated with lower equity returns, which will result in higher in-the-moneyness, which in turn, results in lower lapses due to the dynamic lapse component reducing the lapses. This increases the projected number of policies that are available to use the GMWBL benefit and may also increase the fair value of the GMWBL.

C-57

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•	Generally, an increase (decrease) in benefit utilization will decrease (increase) lapses for GMWB and GMWBL.

Other Financial Instruments

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2015		December 31, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$23,678.2	$23,678.2	$23,277.0	$23,277.0
Equity securities, available-for-sale	19.2	19.2	6.7	6.7
Mortgage loans on real estate	3,310.9	3,429.8	2,854.4	2,989.1
Policy loans	79.8	79.8	87.4	87.4
Cash, cash equivalents, short-term investments and short-term investments under securities loan agreements	1,948.6	1,948.6	1,279.3	1,279.3
Derivatives	799.4	799.4	891.4	891.4
Other investments	48.6	48.6	49.4	49.4
Deposits from affiliates	155.3	156.3	806.7	848.3
Embedded derivative on reinsurance	(15.6)	(15.6)	9.6	9.6
Assets held in separate accounts	33,355.5	33,355.5	38,547.7	38,547.7
Liabilities:
Investment contract liabilities:
Deferred annuities(1)	19,274.7	19,367.9	19,054.6	19,122.0
Funding agreements with fixed maturities and guaranteed investment contracts	1,105.7	1,083.1	1,114.8	1,091.5
Supplementary contracts, immediate annuities and other	1,766.5	1,955.3	1,296.7	1,404.5
Derivatives:
Guaranteed benefit derivatives:
FIA	1,779.1	1,779.1	1,924.4	1,924.4
GMAB/GMWB/GMWBL	1,849.0	1,849.0	1,564.4	1,564.4
Other derivatives	204.6	204.6	340.6	340.6
Long-term debt	435.0	524.7	435.0	545.6
Embedded derivative on reinsurance	10.2	10.2	211.0	211.0
(1) Certain amounts included in Deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Balance Sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

C-58

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans. Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Other investments: FHLB stock is carried at cost and periodically evaluated for impairment based on ultimate recovery of par value and is classified as Level 1.

Deposits from affiliates: Fair value is estimated based on the fair value of the liabilities for the underlying contracts, plus the fair value of the unamortized ceding allowance. The Fair value of the liabilities of the underlying contract is estimated based on the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving short risk-free rates plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. The fair value of the unamortized ceding allowance is based on the projected release ceding allowances and discounted at risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 3.

Investment contract liabilities:

Deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities, taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Funding agreements with fixed maturities and guaranteed investment contracts: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company's notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk and is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-59

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA	Total
Balance at January 1, 2013	$2,968.2	$28.4	$2,996.6
Deferrals of commissions and expenses	99.7	—	99.7
Amortization:
Amortization(2)	(1,681.3)	12.5	(1,668.8)
Interest accrued(1)	143.1	3.3	146.4
Net amortization included in the Statements of Operations	(1,538.2)	15.8	(1,522.4)
Change in unrealized capital gains/losses on available-for-sale securities	742.0	14.4	756.4
Balance as of December 31, 2013	2,271.7	58.6	2,330.3
Deferrals of commissions and expenses	118.2	—	118.2
Amortization:
Amortization	24.4	(12.2)	12.2
Interest accrued(1)	100.5	3.3	103.8
Net amortization included in the Statements of Operations	124.9	(8.9)	116.0
Change in unrealized capital gains/losses on available-for-sale securities	(301.9)	(10.6)	(312.5)
Balance as of December 31, 2014	2,212.9	39.1	2,252.0
Deferrals of commissions and expenses	115.3	—	115.3
Amortization:
Amortization(2)	(688.2)	(17.2)	(705.4)
Interest accrued(1)	35.8	2.6	38.4
Net amortization included in the Statements of Operations	(652.4)	(14.6)	(667.0)
Change in unrealized capital gains/losses on available-for-sale securities	424.4	20.1	444.5
Balance as of December 31, 2015	$2,100.2	$44.6	$2,144.8
(1) Interest accrued at the following rates for VOBA: 2.2% to 5.8% during 2015, 2.0% to 5.8% during 2014 and 1.0% to 6.0% during 2013.
(2) Includes loss recognition for DAC and VOBA of $275.7 and $1.2, respectively, during 2015 and loss recognition for DAC and VOBA of $305.0 and $1.0, respectively, during 2013. There was no loss recognition for DAC and VOBA during 2014.

The estimated amount of VOBA amortization expense, net of interest, for the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2016	$8.4
2017	7.5
2018	6.4
2019	6.4
2020	6.4

C-60

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

6.    Sales Inducements

During the years ended December 31, 2015, 2014 and 2013, the Company capitalized $22.0, $28.4 and $27.4, respectively, of Sales inducements to contract owners. During the years ended December 31, 2015, 2014 and 2013, the Company amortized $(109.8), $(19.3) and $(472.0), respectively, of Sales inducements to contract owners. The unamortized balance of capitalized Sales inducements to contract owners was $431.6 and $431.3 as of December 31, 2015 and 2014, respectively. Loss recognition related to Sales inducements to contract owners for the years ended December 31, 2015 and 2013 was $65.1 and $44.8, respectively. The Company had no loss recognition related to Sales inducements to contract owners for the year ended December 31, 2014.

7.    Guaranteed Benefit Features

While the Company stopped actively writing new retail variable annuity products with substantial guarantee features in early 2010, its currently-sold retail variable annuity contracts with separate account options guarantee the contract owner a return of no less than (i) total deposits made to the contract less any partial withdrawals, (ii) total deposits made to the contract less any partial withdrawals plus a minimum return, or (iii) the highest contract value on a specified date minus any withdrawals. These guarantees include benefits that are payable in the event of death, annuitization or at specified dates.

The Company also has certain indexed annuity products which contain guaranteed withdrawal benefit provisions. This provision guarantees an annual withdrawal amount for life that is calculated as a percentage of the benefit base, which equals premium paid at the time of product issue, and can increase by a rollup percentage (mainly 7%, 6% or a percentage linked to index credits earned, depending on versions of the benefit) or annual ratchet. The percentage used to determine the guaranteed annual withdrawal amount may vary by age at first withdrawal and depends on whether the benefit is for a single life or joint lives.

The Company’s major source of income from guaranteed benefit features is the base contract mortality, expense, and guaranteed death and living benefit rider fees charged to the contract owner, less the costs of administering the product and providing for the guaranteed death and living benefits.

The Company's closed block of variable annuity contracts offer one or more of the following guaranteed death and living benefits:

Guaranteed Minimum Death Benefits (GMDB)

•	Standard: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the premiums paid by the customer, adjusted for withdrawals.

•
Ratchet: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the greater of (1) Standard or (2) the maximum policy anniversary (or quarterly) value of the variable annuity, adjusted for withdrawals.

•
Rollup: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the aggregate premiums paid by the contract owner, with interest at the contractual rate per annum, adjusted for withdrawals. The Rollup may be subject to a maximum cap on the total benefit.

•	Combo: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the greater of (1) Ratchet or (2) Rollup.

Guaranteed Minimum Living Benefits

Guaranteed Minimum Income Benefit (GMIB): Guarantees a minimum income payout, exercisable only on a contract anniversary on or after a specified date, in most cases 10 years after purchase of the GMIB rider. The income payout is determined based on contractually established annuity factors multiplied by the benefit base. The benefit base equals the premium paid at the time of product issue and may increase over time based on a number of factors, including a rollup percentage (mainly 7% or 6% depending on the version of the benefit) and ratchet frequency subject to maximum caps which vary by product version (200%, 250% or 300% of initial premium).

C-61

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit for Life (GMWB/GMWBL): Guarantees an annual withdrawal amount for a specified period of time (GMWB) or life (GMWBL) that is calculated as a percentage of the benefit base that equals premium paid at the time of product issue and may increase over time based on a number of factors, including a rollup percentage (mainly 7%, 6% or 0%, depending on versions of the benefit) and ratchet frequency (primarily annually or quarterly, depending on versions). The percentage used to determine the guaranteed annual withdrawal amount may vary by age at first withdrawal and depends on versions of the benefit. A joint life-time withdrawal benefit option was available to include coverage for spouses. Most versions of the withdrawal benefit included reset and/or step-up features that may increase the guaranteed withdrawal amount in certain conditions. Earlier versions of the withdrawal benefit guarantee that annual withdrawals of up to 7.0% of eligible premiums may be made until eligible premiums previously paid by the contract owner are returned, regardless of account value performance. Asset allocation requirements apply at all times where withdrawals are guaranteed for life.

Guaranteed Minimum Accumulation Benefit (GMAB): Guarantees that the account value will be at least 100% of the eligible premiums paid by the customer after 10 years, adjusted for withdrawals. The Company offered an alternative design that guaranteed the account value to be at least 200% of the eligible premiums paid by contract owners after 20 years.

The following assumptions and methodology were used to determine the guaranteed reserves for closed block of variable annuity contracts as of December 31, 2015 and 2014:

Area	Assumptions/Basis for Assumptions
Data used	Based on 1,000 investment performance scenarios.

Mean investment performance
GMDB: The mean investment performance varies by fund group. In general, the Company groups all separate account returns into 6 fund groups and generate stochastic returns for each of these fund groups. The overall mean blended separate account return is 8.1%. The general account fixed portion is a small percentage of the overall total.

GMIB: The overall blended mean is 8.1% based on a single fund group.

GMAB / GMWB / GMWBL: Zero rate curve.

Volatility	GMDB: 15.1% for 2015 and 15.8% for 2014.

GMIB: 15.1% for 2015 and 15.8% for 2014.

GMAB / GMWB / GMWBL: Implied volatilities through the first 5 years and then a blend of implied and historical thereafter.

Mortality
Depending on the type of benefit and gender, the Company uses the 2012 Individual Annuity Mortality Basic table with mortality improvement as of December 31, 2015 and the Annuity 2000 Basic table with mortality improvement as of December 31, 2014, further adjusted for company experience.

Lapse rates	Vary by contract type, share class, time remaining in the surrender charge period and in-the-moneyness.

Discount rates	GMDB / GMIB: 5.5% for 2015 and 2014.

GMAB / GMWB / GMWBL: Zero rate curve plus adjustment for nonperformance risk.

Variable annuity contracts containing guaranteed minimum death and living benefits expose the Company to equity risk. With a decline in the equity markets, the Company has exposure to increasing claims due to the guaranteed minimum benefits. On the other hand, with an increase in the equity markets, the Company's exposure to risks associated with the guaranteed minimum benefits generally decreases. In order to mitigate the risk associated with guaranteed death and living benefits, the Company enters into reinsurance agreements and derivative positions on various public market indices chosen to closely replicate contract owner variable fund returns.

C-62

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The calculation of the GMDB, GMIB, GMAB, GMWB, and GMWBL liabilities assumes dynamic surrenders and dynamic utilization of the guaranteed living benefit feature.

The liabilities for variable annuity contracts containing guaranteed minimum death and living benefits are recorded in separate account liabilities as follows as of December 31, 2015 and 2014. The separate account liabilities may include more than one type of guarantee. These liabilities are subject to the requirements for additional reserve liabilities under ASC Topic 944, which are recorded on the Balance Sheets in Future policy benefits and contract owner account balances. The paid and incurred amounts were as follows for the years ended December 31, 2015, 2014 and 2013:

	GMDB(1)	GMAB/GMWB	GMIB(2)	GMWBL(3)
Separate account liability at December 31, 2015	$33,321.3	$593.5	$11,338.1	$13,811.4

Separate account liability at December 31, 2014	$38,547.7	$728.9	$13,618.4	$15,444.4

Additional liability balance:
Balance at January 1, 2013	$488.0	$76.0	$—	$1,511.8
Incurred guaranteed benefits	(59.8)	(46.8)	—	(1,097.8)
Paid guaranteed benefits	(89.2)	(0.5)	—	—
Balance at December 31, 2013	339.0	28.7	—	414.0
Incurred guaranteed benefits	108.6	4.8	—	631.5
Paid guaranteed benefits	(73.3)	(0.7)	—	—
Balance at December 31, 2014	374.3	32.8	—	1,045.5
Incurred guaranteed benefits	231.4	(3.1)	—	200.5
Paid guaranteed benefits	(88.5)	(0.6)	—	—
Balance at December 31, 2015	$517.2	$29.1	$—	$1,246.0
(1)The additional liability balances as of December 31, 2015, 2014, 2013 and as of January 1, 2013 are presented net of reinsurance of $32.8, $30.8, $33.2 and $143.1, respectively.
(2)The additional liability balances as of December 31, 2015, 2014, 2013 and as of January 1, 2013 are presented net of reinsurance of $1.4 billion, $1.1 billion, $1.1 billion and $1.2 billion, respectively.
(3)The additional liability balances as of December 31, 2015, 2014, 2013 and as of January 1, 2013 are presented net of reinsurance of $573.9, $486.1, $458.3 and $416.3, respectively.

The Company also calculates additional liabilities for FIA contracts with guaranteed withdrawal benefits. The additional liability represents the expected value of these benefits in excess of the projected account balance, and is accreted based on assessments over the accumulation period of the contract. The additional liability for FIA guaranteed withdrawal benefits was $91.0 and $19.7, as of December 31, 2015 and 2014, respectively. The additional liability is recorded in Future policy benefits and contract owner account balances on the Balance Sheets.

The net amount at risk for the GMDB, GMAB and GMWB benefits is equal to the guaranteed value of these benefits in excess of the account values.

The net amount at risk for the GMIB and GMWBL benefits is equal to the excess of the present value of the minimum guaranteed annuity payments available to the contract owner over the current account value.

C-63

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The separate account values, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners by type of minimum guaranteed benefit, were as follows as of the dates indicated.

	In the Event of Death	At Annuitization, Maturity, or Withdrawal
	GMDB	GMAB/GMWB	GMIB	GMWBL
December 31, 2015
Separate account value	$33,321.3	$593.5	$11,338.1	$13,811.4
Net amount at risk, net of reinsurance	$6,073.6	$17.2	$—	$—
Weighted average attained age	70	72	—	—

December 31, 2014
Separate account value	$38,547.7	$728.9	$13,618.4	$15,444.4
Net amount at risk, net of reinsurance	$4,982.0	$15.4	$—	$—
Weighted average attained age	70	72	—	—

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2015 and 2014 was $33.3 billion and $38.5 billion, respectively.

8.    Reinsurance

The Company has reinsurance treaties with 14 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its life and annuity contracts. The Company, as cedant, also has reinsurance treaties with two affiliates, SLD and SLDI, related to GICs, fixed annuities, variable annuities and universal life insurance policies. In addition, the Company assumed reinsurance risk under reinsurance treaties with its affiliates, ReliaStar Life Insurance Company ("RLI") and SLD related to certain life insurance policies and employee benefit group annual term policies. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements. Furthermore, the Company has an agreement with SLD which is accounted for using the deposit method. For additional information regarding these transactions with affiliates, see the Related Party Transactions Note for further detail.

Deposits and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2015	2014
Claims recoverable	$10.3	$8.7
Reserves ceded (1)	5,085.5	3,748.0
Deposits (1)	155.3	806.7
Reinsurance receivable, net (1)	386.7	396.3
Other	8.1	9.3
Total	$5,645.9	$4,969.0
(1) Includes amounts with affiliates - refer to the Related Party Transactions Note for further detail.

C-64

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the effect of reinsurance on Premiums for the periods indicated:

	December 31,
	2015	2014	2013
Premiums:
Direct premiums	$482.7	$634.2	$95.2
Reinsurance assumed (1)	428.5	407.7	454.9
Reinsurance ceded (1)	(405.4)	(504.1)	(113.8)
Net premiums	$505.8	$537.8	$436.3
(1) Includes amounts with affiliates - refer to the Related Party Transactions Note for further detail.

9.    Capital Contributions, Dividends and Statutory Information

Iowa insurance law imposes restrictions on an Iowa insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Iowa Insurance Commission.

Under Iowa law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of the Company's earned statutory surplus at the prior year end or (2) the Company's prior year statutory net gain from operations. Iowa law also prohibits an Iowa insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2015, the Company declared an ordinary dividend to its Parent in the amount of $394.0, which was paid to its Parent on May 20, 2015. During the year ended December 31, 2014, the Company paid an ordinary dividend in the amount of $216.0 to its Parent.

During the year ended December 31, 2015, the Company declared an extraordinary distribution in the amount of $98.0, subject to receipt of approval by the Iowa Insurance Division. The Iowa Insurance Division provided its approval on June 25, 2015, and the Company paid the extraordinary distribution to its Parent on June 26, 2015.

During the years ended December 31, 2015, and 2014, the Company did not receive any capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Division. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Division. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Division, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

Statutory net income (loss) was $553.3, $335.6 and $(55.8), for the years ended December 31, 2015, 2014 and 2013, respectively. Statutory capital and surplus was $2.1 billion as of December 31, 2015 and 2014.

C-65

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.     Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated:

	December 31,
	2015	2014	2013
Fixed maturities, net of OTTI	$406.8	$1,388.5	$827.5
Equity securities, available-for-sale	3.8	3.6	2.3
Derivatives	11.8	7.6	0.4
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(181.3)	(714.0)	(341.5)
Other	(35.9)	(35.5)	(35.3)
Unrealized capital gains (losses), before tax	205.2	650.2	453.4
Deferred income tax asset (liability)	113.7	(42.0)	26.9
Unrealized capital gains (losses), after tax	318.9	608.2	480.3
Pension and other postretirement benefits liability, net of tax	0.7	0.8	0.9
AOCI	$319.6	$609.0	$481.2

C-66

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Statements of Operations, were as follows for the periods indicated:

	Year Ended December 31, 2015
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,025.8)		$359.0	$(666.8)
Equity securities	0.2		(0.1)	0.1
Other	(0.4)		0.1	(0.3)
OTTI	6.6		(2.3)	4.3
Adjustments for amounts recognized in Net realized capital gains (losses) in the Statements of Operations	37.5		(13.1)	24.4
DAC/VOBA and Sales inducements	532.7	(1)	(186.4)	346.3
Change in unrealized gains/losses on available-for-sale securities	(449.2)		157.2	(292.0)

Derivatives:
Derivatives	4.2	(2)	(1.5)	2.7
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Statements of Operations	—		—	—
Change in unrealized gains/losses on derivatives	4.2		(1.5)	2.7

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Statements of Operations	(0.2)	(3)	0.1	(0.1)
Change in pension and other postretirement benefits liability	(0.2)		0.1	(0.1)
Change in Other comprehensive income (loss)	$(445.2)		$155.8	$(289.4)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Financial Statements for additional information.
(3) See the Benefit Plans Note to these Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-67

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2014
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$538.0		$(188.4)	$349.6
Equity securities	1.3		(0.5)	0.8
Other	(0.2)		0.1	(0.1)
OTTI	16.7		(5.8)	10.9
Adjustments for amounts recognized in Net realized capital gains (losses) in the Statements of Operations	6.3		(2.2)	4.1
DAC/VOBA and Sales inducements	(372.5)	(1)	130.4	(242.1)
Change in unrealized gains/losses on available-for-sale securities	189.6		(66.4)	123.2

Derivatives:
Derivatives	7.2	(2)	(2.5)	4.7
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Statements of Operations	—		—	—
Change in unrealized gains/losses on derivatives	7.2		(2.5)	4.7

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Statements of Operations	(0.2)	(3)	0.1	(0.1)
Change in pension and other postretirement benefits liability	(0.2)		0.1	(0.1)
Change in Other comprehensive income (loss)	$196.6		$(68.8)	$127.8
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Financial Statements for additional information.
(3) See the Benefit Plans Note to these Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-68

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2013
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,186.1)		$415.0		$(771.1)
Equity securities	(1.1)		0.4		(0.7)
Other	0.1		—	*	0.1
OTTI	17.7		(6.2)		11.5
Adjustments for amounts recognized in Net realized capital gains (losses) in the Statements of Operations	(8.6)		3.0		(5.6)
DAC/VOBA and Sales inducements	941.8	(1)	(329.6)		612.2
Change in unrealized gains/losses on available-for-sale securities	(236.2)		82.6		(153.6)

Derivatives:
Derivatives	1.1	(2)	(0.4)		0.7
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Statements of Operations	—		—		—
Change in unrealized gains/losses on derivatives	1.1		(0.4)		0.7

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Statements of Operations	(0.2)	(3)	0.1		(0.1)
Change in pension and other postretirement benefits liability	(0.2)		0.1		(0.1)
Change in Other comprehensive income (loss)	$(235.3)		$82.3		$(153.0)
* Less than $0.1.
(1) See Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Financial Statements for additional information.
(2) See Derivative Financial Instruments Note to these Financial Statements for additional information.
(3) See Benefit Plans Note to these Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

11.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Current tax expense (benefit):
Federal	$(68.5)	$69.9	$187.4
Total current tax expense (benefit)	(68.5)	69.9	187.4
Deferred tax expense (benefit):
Federal	14.6	27.4	(1.9)
Total deferred tax expense (benefit)	14.6	27.4	(1.9)
Total income tax expense (benefit)	$(53.9)	$97.3	$185.5

C-69

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Income (loss) before income taxes	$(79.0)	$72.4	$168.6
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	(27.7)	25.3	59.0
Tax effect of:
Dividends received deduction	(76.3)	(58.6)	(84.0)
Valuation allowance	47.7	125.8	203.6
Audit settlements	—	2.8	—
Tax credits	2.3	2.0	(0.4)
Prior year tax	—	—	7.2
Non-deductible expense (benefit)	0.1	0.2	—
Other	—	(0.2)	0.1
Income tax expense (benefit)	$(53.9)	$97.3	$185.5
Effective tax rate	68.2%	134.4%	110.0%

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	Year Ended December 31,
	2015	2014
Deferred tax assets
Insurance reserves	$759.0	$774.9
Investments	867.9	997.7
Compensation and benefits	21.7	48.1
Other assets	21.6	24.2
Total gross assets before valuation allowance	1,670.2	1,844.9
Less: Valuation allowance	597.4	549.7
Assets, net of valuation allowance	1,072.8	1,295.2

Deferred tax liabilities
Deferred policy acquisition costs	(842.7)	(862.6)
Net unrealized investment (gains) losses	(135.3)	(477.5)
Total gross liabilities	(978.0)	(1,340.1)
Net deferred income tax asset (liability)	$94.8	$(44.9)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2015 and 2014, the Company had total valuation allowances of $597.4 and $549.7, respectively. As of December 31, 2015 and 2014, $783.1 and $735.4, respectively, of these valuation allowances were allocated to continuing operations, and $(185.7) of these valuation allowances were allocated to Other comprehensive income (loss) related to realized and unrealized capital losses.

C-70

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2015, 2014 and 2013, the increases in the valuation allowance were $47.7, $125.8 and $203.6, respectively, all of which were allocated to continuing operations.

Tax Sharing Agreement

The Company had a payable to Voya Financial, Inc. of $27.6 as of December 31, 2015 and a payable to Voya Financial, Inc. of $2.1 as of December 31, 2014, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial, Inc. Generally, the Company's financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial, Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. Also, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial, Inc. would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial, Inc. will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the periods indicated are as follows:

	Year Ended December 31,
	2015	2014	2013
Balance at beginning of period	$5.5	$2.7	$2.7
Additions for tax positions related to prior years	—	2.8	—
Balance at end of period	$5.5	$5.5	$2.7

The Company had $5.5, $5.5 and $2.7, respectively, of unrecognized tax benefits as of December 31, 2015, 2014 and 2013, which would affect the Company's effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and income tax expense on the Balance Sheets and Statement of Operations, respectively. The Company had no accrued interest as of December 31, 2015 and 2014.

Tax Regulatory Matters

During April 2015, the Internal Revenue Service ("IRS") completed its examination of Voya Financial, Inc.'s consolidated return (including the Company) through tax year 2013. The 2013 audit settlement did not have a material impact on the Company. Voya Financial, Inc. (including the Company) is currently under audit by the IRS, and it is expected that the examination of tax year 2014 will be finalized within the next twelve months. Voya Financial, Inc. (including the Company) and the IRS have agreed to participate in the Compliance Assurance Process for the tax years 2014 through 2016.

The IRS issued a Directive dated July 17, 2014 that it should not challenge the qualification of certain hedges and should not challenge certain tax accounting methods. The Company does not expect this Directive to have a material impact on the Company.

The Company does not expect any material changes in the amount of the unrecognized tax benefit of $5.5 within the next twelve months. The timing of a payment (if any) associated with the unrecognized tax benefit cannot be reliably estimated.

C-71

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

12.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company. For participants in the Retirement Plan as of December 31, 2011, there was a two-year transition period from the Retirement Plan’s current FAP formula to the cash balance pension formula which ended December 31, 2013.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $1.7, $2.1 and $2.3, for the years ended December 31, 2015, 2014 and 2013, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax qualified defined contribution and stock bonus plan, which includes an employee stock ownership plan component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation, subject to IRS limits. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $3.0, $3.3 and $3.6, for the years ended December 31, 2015, 2014 and 2013, respectively, and are included in Operating expenses in the Statements of Operations.

Non-Qualified Retirement Plans

Effective December 31, 2001, the Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The SERPs are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-72

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs as of December 31, 2015 and 2014:

	Year Ended December 31,
	2015	2014
Change in benefit obligation:
Benefit obligation, January 1	$23.5	$19.9
Interest cost	1.0	1.0
Benefits paid	(1.7)	(1.3)
Actuarial (gains) losses on obligation	(1.2)	3.9
Benefit obligation, December 31	$21.6	$23.5

Amounts recognized on the Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2015 and 2014:

	December 31,
	2015	2014
Accrued benefit cost	$(21.6)	$(23.5)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(0.1)	(0.2)
Net amount recognized	$(21.7)	$(23.7)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2015 and 2014, benefit obligation for the SERPs were as follows:

	December 31,
	2015	2014
Discount rate	4.81%	4.36%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERP. Based upon all available information, it was determined that 4.81% was the appropriate discount rate as of December 31, 2015, to calculate the Company's accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2015	2014	2013
Discount rate	4.36%	4.95%	4.05%
Rate of compensation increase	4.00%	4.00%	4.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

C-73

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs were as follows for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
Interest cost	$1.0	$1.0	$0.9
Amortization of prior service cost (credit)	—	—	—
Net (gain) loss recognition	(1.2)	3.9	(4.6)
Net periodic (benefit) cost	$(0.2)	$4.9	$(3.7)

Cash Flows

In 2016, the Company is expected to contribute $1.1 to the SERPs. Future expected benefit payments related to the SERPs for the years ended December 31, 2016 through 2020, and thereafter through 2025, are estimated to be $1.1, $1.1, $1.2, $1.2, $1.2 and $6.7, respectively.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 and 2014 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial, Inc., with respect to awards granted in 2013 through 2015. Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been issuable in the form of American Depository Receipts ("ADRs") of ING Group were converted into performance shares or restricted stock units ("RSUs") under the Omnibus Plans, that upon vesting, will be issuable in Voya Financial, Inc. common stock.

The Company was allocated compensation expense from Voya Financial, Inc. and ING Group of $12.0, $14.4 and $9.7, for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company recognized tax benefits of $5.6, $5.1 and $1.2 in December 31, 2015, 2014 and 2013, respectively. Excess tax benefits are recognized in Additional paid-in capital and are accounted for in a single pool available to all share-based compensation awards. Excess tax benefits in Additional paid-in capital are not recognized until the benefits result in a reduction in taxes payable. The Company uses tax law ordering when determining when excess tax benefits have been realized.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with Voya Services Company, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring its supplemental health care costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The Voya Financial, Inc. Deferred Compensation Savings Plan is a non-qualified deferred compensation plan that includes a 401(k) excess component. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2015, 2014 and 2013, were $3.5, $3.6 and $3.8, respectively.

C-74

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

13.    Commitments and Contingencies

Leases

The Company leases its office space and certain equipment under operating leases, the longest term of which expires in 2017.

For the years ended December 31, 2015, 2014 and 2013, rent expense for leases was $5.4, $7.1 and $6.8, respectively. The future net minimum payments under non-cancellable leases for the years ended December 31, 2016 and 2017 are estimated to be $7.0 and $5.3, respectively, and none thereafter, totaling $12.3. Lease expenses not paid directly by the Company were paid for by an affiliate and allocated to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2015 and 2014, the Company had off-balance sheet commitments to acquire mortgage loans of $323.6 and $156.6, respectively, and purchase limited partnerships and private placement investments of $285.9 and $57.5, respectively.

Federal Home Loan Bank Funding

The Company is a member of the FHLB of Des Moines and is required to maintain collateral to back funding agreements issued to the FHLB. As of December 31, 2015 and 2014, the Company had $950.4 and $950.1, respectively, in non-putable funding agreements, including accrued interest, issued to the FHLB. These non-putable funding agreements are included in Future policy benefits and contract owner account balances on the Balance Sheets. As of December 31, 2015 and 2014, assets with a market value of $1.1 billion collateralized the funding agreements to the FHLB. Assets pledged to the FHLB are included in Fixed maturities, available-for-sale, on the Balance Sheets.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreements, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2015	2014
Fixed maturity collateral pledged to FHLB	$1,096.0	$1,119.8
FHLB restricted stock(1)	48.0	48.0
Other fixed maturities-state deposits	11.5	11.4
Securities pledged(2)	672.4	626.8
Total restricted assets	$1,827.9	$1,806.0
(1) Reported in Other investments on the Balance Sheets.
(2) Includes the fair value of loaned securities of $147.9 and $121.2 as of December 31, 2015 and 2014, respectively. In addition, as of December 31, 2015 and 2014, the Company delivered securities as collateral of $524.5 and $505.6, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Balance Sheets.

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the

C-75

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies, requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation, and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2015, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

14.     Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•
Underwriting and distribution agreement with Directed Services LLC ("DSL") (successor by merger to Directed Services, Inc.), an affiliated broker-dealer, whereby DSL serves as the principal underwriter for variable insurance products issued

C-76

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company's variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2015, 2014 and 2013, commissions were incurred in the amounts of $198.3, $217.0 and $218.4, respectively.

•
Asset management agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administration and accounting services for VIAC's general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2015, 2014 and 2013, expenses were incurred in the amounts of $52.8, $48.1 and $50.0, respectively.

•
Intercompany agreement with DSL pursuant to which DSL agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2015, 2014 and 2013, revenue under the DSL intercompany agreement was $115.5, $139.9 and $147.4, respectively.

•
Intercompany agreement with VIM pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2015, 2014 and 2013, revenue under the VIM intercompany agreement was $44.3, $41.8 and $34.7, respectively.

•
Services agreements with Voya Services Company dated September 1, 2000 and January 1, 2001, respectively, for administrative, management, financial, information technology and finance and treasury services. For the years ended December 31, 2015, 2014 and 2013, expenses were incurred in the amounts of $135.2, $106.9 and $101.9, respectively. Effective October 1, 2010, the services agreement with Voya Services Company dated January 1, 2001, was amended in order for the Company to provide Voya Services Company with use of the corporate office facility at 5780 Powers Ferry Road, N.W., Atlanta, GA (the "Atlanta Office") in exchange for Voya Services Company's payment of the Company's direct and indirect costs for the Atlanta Office.

•
Services agreement between the Company and its U.S. insurance company affiliates and other affiliates dated January 1, 2001, amended effective January 1, 2002, December 31, 2007 and October 1, 2008, for administrative, management, professional, advisory, consulting and other services. For the years ended December 31, 2015, 2014 and 2013, expenses related to the agreements were incurred in the amount of $15.0, $13.2 and $12.1, respectively.

•
Administrative Services Agreement between the Company, ReliaStar Life Insurance Company of New York ("RLNY"), an affiliate and other U.S. insurance company affiliates dated March 1, 2003, amended effective August 1, 2004, in which the Company and affiliates provide services to RLNY. For the years ended December 31, 2015, 2014 and 2013, revenue related to the agreement was $2.2, $2.3 and $2.2, respectively.

•
Variable annuity and fixed insurance products issued by the Company are sold by Voya Financial Advisors, Inc. ("VFA"), an affiliate of the Company.  For the years ended December 31, 2015, 2014 and 2013 commission expenses incurred by the Company were $10.6, $10.9 and $10.5, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

C-77

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreements

Reinsurance Ceded

As of December 31, 2015 and 2014, total reserves ceded to affiliates were $5,019.9 and $3,684.4, respectively. For the years ended December 31, 2015, 2014 and 2013, premiums ceded to affiliates were $404.5, $502.5 and $112.2, respectively.

Waiver of Premium - Coinsurance Funds Withheld

Effective October 1, 2010, the Company entered into a coinsurance funds withheld agreement with its affiliate, SLDI. Under the terms of the agreement, the Company ceded to SLDI 100% of the group life waiver of premium liability (except for groups covered under rate credit agreements) assumed from RLI, related to the Group Annual Term Coinsurance Funds Withheld agreement between the Company and RLI described under "Reinsurance Assumed" below.

As of December 31, 2015 and 2014, the value of the funds withheld liability under this agreement was $170.6 and $180.4, respectively, which is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets. In addition, as of December 31, 2015 and 2014, the Company had an embedded derivative under this agreement with a value of $(5.6) and $3.6, respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets. As of December 31, 2015 and 2014, reserves ceded by the Company under this agreement were $203.6 and $216.7, respectively.

Guaranteed Living Benefit - Coinsurance and Coinsurance Funds Withheld

Effective June 30, 2008, the Company entered into an automatic reinsurance agreement with an affiliate, SLDI, covering 100% of the benefits guaranteed under specific variable annuity guaranteed living benefit riders attached to certain variable annuity contracts issued by the Company on or after January 1, 2000.

Also effective June 30, 2008, the Company entered into a services agreement with SLDI, under which the Company provides certain actuarial risk modeling consulting services to SLDI with respect to hedge positions undertaken by SLDI in connection with the reinsurance agreement. For the years ended December 31, 2015, 2014 and 2013, revenue related to the agreement was $10.9, $12.3, and $12.3, respectively.

Effective July 1, 2009, the reinsurance agreement was amended and restated to change the reinsurance basis from coinsurance to a combined coinsurance and coinsurance funds withheld basis. On July 31, 2009, SLDI transferred assets with a market value of $3.2 billion to the Company and the Company deposited those assets into a funds withheld trust account.  As of December 31, 2015 and 2014, the assets on deposit in the trust account were $6.6 billion and $5.5 billion, respectively. The Company also established a corresponding funds withheld liability to SLDI, which is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets. Funds held under reinsurance treaties with affiliates had a balance of $6.6 billion as of December 31, 2015 and $5.3 billion as of December 31, 2014. In addition, as of December 31, 2015 and 2014, the Company had an embedded derivative with a value of $15.8 and $207.4, respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets.

Also effective July 1, 2009, the Company and SLDI entered into an asset management services agreement, under which SLDI serves as asset manager for the funds withheld account. SLDI has retained its affiliate, VIM, as sub-advisor for the funds withheld account.

Effective October 1, 2011, the Company and SLDI entered into an amended and restated automatic reinsurance agreement in order to provide more flexibility to the Company and SLDI with respect to the collateralization of the reserves related to the variable annuity guaranteed living benefits reinsured under the agreement. As of December 31, 2015 and 2014, reserves ceded by the Company under this agreement were $4.8 billion and $3.4 billion, respectively. In addition, a deferred loss in the amount of $283.3 and $308.1 as of December 31, 2015 and 2014, respectively, is included in Other assets on the Balance Sheets and is amortized over the period of benefit in Other expense in the Statement of Operations.

On May 8, 2013, following the Voya Financial, Inc. IPO, Voya Financial, Inc. made a capital contribution in the amount of $1.8 billion into SLDI, which SLDI deposited into the funds withheld trust account established to provide collateral for the variable

C-78

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

annuity guaranteed living benefit riders ceded to SLDI under the amended and restated automatic reinsurance agreement. Upon deposit of such contributed capital into the funds withheld trust, the Company submitted to ING Bank N.V. ("ING Bank") $1.5 billion of contingent capital LOC issued by ING Bank under the $1.5 billion contingent capital LOC facility between ING Bank and SLDI, and the contingent capital LOCs were canceled and the facility was terminated.

Multi-year Guaranteed Fixed Annuity - Coinsurance

Effective May 1, 2005, the Company entered into a coinsurance agreement with its affiliate, SLD. Under the terms of the agreement, SLD assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by the Company between January 1, 2001 and December 31, 2003. The coinsurance agreement was accounted for using the deposit method. In addition, the Company assigned to SLD all future premiums received by the Company attributable to the ceded contracts.

Under the terms of the agreement, the Company ceded $2.5 billion in account balances and transferred a ceding commission and $2.7 billion in assets to SLD, resulting in a realized capital gain of $47.9 to the Company, which reduced the ceding commission.

The coinsurance agreement was accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheets. As of December 31, 2014, the deposit receivable was $653.2. On September 25, 2015, the Company recaptured, via a commutation agreement, the multi-year guaranteed fixed annuity contracts ceded under the coinsurance agreement. Under the terms of the agreement, which was effective July 1, 2015, the Company received net assets in the amount of $618.7 in satisfaction of the deposit receivable balance and recognized a pre-tax loss of $4.2 in 2015. The Company incurred amortization expense of the negative ceding commission of $3.2, $6.6 and $4.8, for the years ended December 31, 2015, 2014 and 2013, respectively, which is recorded in Other expense in the Statements of Operations.

Universal Life - Coinsurance

Effective January 1, 2000, the Company entered into a 100% coinsurance agreement with its affiliate, SLD, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after, the effective date of the agreement. As of December 31, 2015 and 2014, reserves ceded by the Company under this agreement were $20.6 and $20.0, respectively.

Guaranteed Investment Contract - Coinsurance

Effective August 20, 1999, the Company entered into a Facultative Coinsurance Agreement with its affiliate, SLD. Under the terms of the agreement, the Company facultatively cedes, from time to time, certain GICs to SLD on a 100% coinsurance basis. The Company utilizes this reinsurance facility primarily for diversification and asset-liability management purposes in connection with this business. The coinsurance agreement is accounted for using the deposit method. As of December 31, 2015 and 2014, the deposit receivable was $155.3 and $153.5, respectively.

Reinsurance Assumed

As of December 31, 2015 and 2014, total reserves assumed from affiliates were $438.7 and $439.1, respectively. For the years ended December 31, 2015, 2014 and 2013, premiums assumed from affiliates were $428.5, $407.7 and $454.9, respectively.

Level Premium Term Life Insurance - Stop-loss

Effective January 1, 2012, the Company entered into a stop-loss agreement with RLI, which was amended and restated April 1, 2012, under which the Company agreed to indemnify RLI, and RLI agreed to reinsure with the Company, the aggregate mortality risk under the combined blocks of level premium term life insurance policies issued by RLI between January 1, 2009 and December 31, 2009 and also between January 1, 2012 and December 31, 2012. This coverage included certain level premium term life insurance policies assumed by RLI from RLNY under an Automatic Coinsurance Agreement effective March 1, 2008. Under the terms of the agreement, the Company will make benefit payments to RLI equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit. The stop-loss agreement is

C-79

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

accounted for using the deposit method. A fee receivable from affiliate of $0.4 as of December 31, 2015 and 2014 is included in Other liabilities on the Balance Sheets. The fee is accrued and subsequently settled in cash each quarterly accounting period.

Effective July 1, 2012, the Company entered into a stop-loss agreement with its affiliate, SLD, under which the Company agrees to indemnify SLD, and SLD agrees to reinsure with the Company, aggregate mortality risk under certain level premium term life insurance policies assumed by SLD from RLI and written by either RLI or RLNY with issue dates between January 1, 2007 and March 31, 2008 and between January 1, 2010 and December 31, 2010. Under the terms of the agreement, the Company will make benefit payments to SLD equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit. The stop-loss agreement was accounted for using the deposit method and, effective October 1, 2014, the agreement was terminated.

Group Annual Term - Coinsurance Funds Withheld

Effective December 31, 2008, the Company entered into a coinsurance funds withheld agreement with RLI for an indefinite duration. Under the terms of the agreement, the Company assumed 100% quota share of RLI's net retained liability under certain Employee Benefits Group Annual Term policies, including disability waiver of premium.

The initial premium of $219.9 was equal to the aggregate reserve assumed by the Company. Thereafter, premiums are equal to the total earned gross premiums collected by RLI from policyholders. RLI will retain all reinsurance premiums payable to the Company as funds withheld, as security for ceded liabilities and against which ceded losses will be offset. Monthly, the Company will receive or pay a net settlement. This agreement was amended and restated October 1, 2010 to better reflect the current investment environment and to modify the treatment of claims under certain policies under which claims are not paid in the form of a single lump sum; the underlying terms described above remained unchanged. (Please see also description of "Waiver of Premium Coinsurance Funds Withheld" agreement between the Company and SLDI under "Reinsurance Ceded" above). As of December 31, 2015 and 2014, reserves assumed by the Company under this agreement were $438.7 and $439.1, respectively.

As of December 31, 2015 and 2014, the value of the funds withheld by ceding companies under this agreement was $464.8 and $467.3, respectively, which is included in Deposit and reinsurance recoverable on the Balance Sheets. In addition, as of December 31, 2015 and 2014, the Company had an embedded derivative under this agreement with a value of $(15.6) and $9.6, respectively.

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in January 2004, and based upon its renewal on January 14, 2014, expires on January 14, 2024, either party can borrow from the other up to 3.0% of the Company's statutory net admitted assets, excluding Separate Accounts, as of the preceding December 31. For the years ended December 31, 2015 and 2014, interest on any borrowing by either the Company or Voya Financial, Inc. was charged at a rate based on the prevailing market rate for similar third-party borrowings or securities. During the year ended December 31, 2013, interest on any Company borrowing was charged at the rate of Voya Financial, Inc.'s cost of funds for the interest period, plus 0.15%. During the year ended December 31, 2013, interest on any Voya Financial, Inc. borrowing was charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2015. The Company did not incur interest expense for the years ended December 31, 2014 and 2013. The Company earned interest income of $0.7, $0.2 and $0.0, for the years ended December 31, 2015, 2014 and 2013, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, in the Statements of Operations. As of December 31, 2015 and 2014, the Company did not have any outstanding receivable/payable with Voya Financial, Inc. under the reciprocal loan agreement.

Long-Term Debt with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, SLD, which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contract owners and claimant and beneficiary claims, as well as debts owed to all other classes of

C-80

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

debtors, other than surplus note holders. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8 for the years ended December 31, 2015, 2014 and 2013. On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the "Notes"), scheduled to mature on December 29, 2034, to its affiliates, Voya Retirement Insurance and Annuity Company, RLI and SLDI. The Notes bear interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $25.4 for the years ended December 31, 2015, 2014 and 2013.

Derivatives

The Company is party to several derivative contracts with NN Group and ING Bank and one or more of ING Bank's subsidiaries. Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties. The Company is exposed to various risks relating to its ongoing business operations, including but not limited to interest rate risk, foreign currency risk and equity market risk. To manage these risks, the Company uses various strategies, including derivatives contracts, certain of which are with related parties, such as interest rate swaps, equity options and currency forwards.
As of December 31, 2015, such notional amounts are outstanding with ING Group and NN Group; however, ING Group and NN Group are no longer related parties. As of December 31, 2014, the outstanding notional amount with ING Bank and NN Group was $457.1 (consisting of currency forwards of $178.0 and equity options of $279.1). As of December 31, 2014, the market values for these contracts was $8.8. For the years ended December 31, 2015, 2014 and 2013, the Company recorded Other net realized capital gains (losses) in the Statements of Operations of $17.7, $4.6 and $0.8, respectively, with ING Bank and NN Group.

C-81

333-28769	May 2016

Part C

OTHER INFORMATION

Item 24		Financial Statements and Exhibits
(a)		Financial Statements
Included in Part A: Condensed Financial Information
Included in Part B: Condensed Financial Information (Accumulation Unit Values) Financial Statements of Separate Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2015
		-	Statements of Operations for the year ended December 31, 2015
		-	Statements of Changes in Net Assets for the years ended December 31, 2015 and 2014
		-	Notes to Financial Statements
Financial Statements of Voya Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Balance Sheets as of December 31, 2015 and 2014
		-	Statements of Operations for the years ended December 31, 2015, 2014 and 2013
		-	Statements of Comprehensive Income for the years ended December 31, 2015, 2014 and 2013
		-	Statements of Changes in Shareholder’s Equity for the years ended December 31, 2015, 2014 and 2013
		-	Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013
		-	Notes to Financial Statements

(b)		Exhibits
	(1)	(a)

Resolution of the Board of Directors of ING USA Annuity and Life Insurance Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

	(2)	Not Applicable
	(3)	(a)

Service Agreement by and between Golden American Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 28 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on May 4, 1998; File No. 033-23351.)

(b)

Amendment to and Restatement of the Distribution Agreement between ING USA and Directed Services, Inc. effective January 1, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B filed, filed on April 9, 2004; File No. 333-90516).

(c)

Amendment to the Distribution Agreement between ING USA and Directed Services Inc. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 13, 2004; File No. 333-28755.)

(d)

Form of Dealers Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(e)

Organizational Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(f)

Addendum to Organizational Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(g)

Asset Management Agreement between Golden American Life Insurance Company and ING Investment Management LLC. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(f)

Form of Assignment Agreement for Organizational Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(g)

Expense Reimbursement Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(h)

Master Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed May 12, 2006; File No. 333-70600).

(i)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance and its Separate Account B, filed on April 6, 2011; File No. 333-28679.)

(j)

Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 9, 2014; File No. 333-30180.)

(k)

Amendment No. 2 to the Intercompany Agreement dated December 22, 2010 (effective September 30, 2014) between Directed Services LLC and ING USA Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity Company”, or “VIAC”). (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 30, 2014; File No. 333-133944.)

(l)

Amendment No. 3, effective as of April 1, 2015, to the Intercompany Agreement dated as of December 22, 2010 by and between Directed Services LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 23, 2015; File No. 333-202174.)

(m)

Amendment No. 4, effective as of May 1, 2015, to the Intercompany Agreement dated as of December 22, 2010 by and between Directed Services LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(n)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING USA Annuity and Life Insurance and Company. (Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 6, 2011; File No. 333-28679.)

(o)

Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment LLC and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 9, 2014 (File No. 333-30180.)

(p)

Amendment No. 2 to the Intercompany Agreement dated December 22, 2010 (effective September 30, 2014) between ING Investment Management LLC (now known as “Voya Investment Management LLC”) and ING USA Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity Company”, or “VIAC”). (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 30, 2014 (File No. 333-133944).

(q)

Amendment No. 3, effective as of May 1, 2015, to the Intercompany Agreement dated December 22, 2010 (effective September 30, 2014) by and between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(4)	(a)

Individual Deferred Combination Variable and Fixed Annuity Contract (GA-IA-1034) (02/97). (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 23, 1999; File No. 333-28769, 811-05626.)

(b)

Group Deferred Combination Variable and Fixed Annuity Contract (GA-CA-1034) (02/97). (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 23, 1999; File No. 333-28769.)

(c)

Individual Deferred Variable Annuity Contract (GA-IA-1035) (02/97). (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 23, 1999; File No. 333-28769, 811-05626.)

(d)

Individual Retirement Annuity Rider (GA-RA-1009) (12/02). (Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate and its Account B, filed on April 15, 2003; File No. 033-23351.)

(e)

ROTH Individual Retirement Annuity Rider (GA-RA-1038) (12/02) (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

(f)

Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (01/05). (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 20, 2005; File No. 333-28755.)

(g)

Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (08-06). (Incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(h)

Minimum Guaranteed Withdrawal Benefit Rider (GA-RA-1048) (01/02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(i)

Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING PrincipalGuard) (GA-RA-1046). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28755.)

(j)

Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING LifePay) (IU-RA-3023). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on August 5, 2005; File No. 333-28755.)

(k)

Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint LifePay) (IU-RA-3029). (Incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(l)

Excluded Funds Endorsement (Inforce Riders), incorporated herein by reference to Post-Effective Amendment No.12 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 23, 2001; File No. 333-28769.)

(m)

Guaranteed Death Benefit Transfer Endorsement No. 1 (7% Solution Enhanced) (GA-RA-1044-1) (01/02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.).

(n)

Guaranteed Death Benefit Transfer Endorsement No. 2 (Ratchet Enhanced) (GA-RA-1044-2) (10/03) (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(o)

Guaranteed Death Benefit Transfer Endorsement No. 3 (Standard) (GA-RA-1044-3) (01/02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(p)

Guaranteed Death Benefit Transfer Endorsement No. 4 (Max 7 Enhanced) (GA-RA-1044-4) (10/03). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(q)

Guaranteed Death Benefit Transfer Endorsement No. 5 (Base Death Benefit) (GA-RA-1044-5) (01/02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(r)

Guaranteed Death Benefit Transfer Endorsement No. 6 (Inforce Contracts) (GA-RA-1044-6) (01/02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(s)

Earnings Enhancement Death Benefit Rider (GA-RA-1086). (Incorporated herein by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on February 23, 2001; File No. 333-28769.)

(t)

Simple Retirement Account Rider (GA-RA-1026) (12/02). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

(u)

403(b) Rider (GA-RA-1040). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

(v)

Section 72 Rider (GA-RA-1001) (12/94). (Incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(w)

Section 72 Rider (GA-RA-1002) (12/94). (Incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(x)

Nursing Home Waiver for Group Certificates (GA-RA-1003) (12/94). (Incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and it Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(y)

Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12/94), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

(z)

Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay Plus)(IU-RA-3061). (Incorporated herein by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on July 25, 2007; File No. 333-28679.)

(aa)

Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint LifePay Plus) (IU-RA-3062). (Incorporated herein by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on July 25, 2007; File No. 333-28679.)

(bb)

Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING LifePay Plus) (IU-RA-3077). (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 7, 2008; File No. 333-28755.)

(cc)

Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING Joint LifePay Plus) (IU-RA-3078). (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 7, 2008; File No. 333-28755.)

(dd)

Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING LifePay Plus) (IU-RA-4010) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009, File Nos. 333-28679.)

(ee)

Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING Joint LifePay Plus) (IU-RA-4011) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009; File No. 333-28679.)

(ff)

Company Name Change Endorsement IU-RA-3140 to the Contract, Policy and/or Certificate (ING USA Annuity and Life Insurance Company changed to Voya Insurance and Annuity Company). (Incorporated herein by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 15, 2015; File No. 333-28679).

(gg)

Individual Non-Qualified Stretch Annuity Endorsement VI-RA-3164(2016). (Incorporated herein by reference to Post-Effective Amendment No. 49 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 4, 2016; File No. 033-59261).

(5)	(a)

Group Deferred Combination Variable and Fixed Annuity Enrollment Form (GA-EA-1050) (11-22-1999). (Incorporated herein by reference to Post-Effective Amendment No 4 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on December 3, 1999; File No. 333-28769.)

(b)

Deferred Variable Annuity Application (151279) (05-01-2009), incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009; File No. 333-28679.)

(6)	(a)

Restated Articles of Incorporation dated July 2 and 3, 2003 (effective January 1, 2004) providing for the redomestication of Golden American Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-K filed with the Securities and Exchange Commission on March 29, 2004; File No. 033-87270.)

(b)

Amendment to Articles of Incorporation dated November 21, 2003 (effective January 1, 2004) providing for the name change of Golden American Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(c)

Amendment to Articles of Incorporation dated March 3 and March 4, 2004 (effective March 11, 2004) providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-Q, filed on May 17, 2004; File No. 033-87270.)

(d)

Amendment to Articles of Incorporation dated March 4, 2004, providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076).

(e)

Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company dated December 15, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(f)

Resolution of the Board of Directors for Powers of Attorney, dated April 23, 1999. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for Golden American Life Insurance Separate and it’s Separate Account B, filed on April 30, 1999; File No. 333-28679.)

	(g)

Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company dated June 25, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(7)	Not Applicable

	(a)	(1)

Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

		(2)

Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

		(3)

Amendment No. 2, dated as of March 31, 2015, and effective as of April 1, 2015, to the Participation Agreement dated April 25, 2008, by and between BlackRock Investments, LLC., Voya Insurance and Annuity Company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

		(4)

Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

		(5)

Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

		(6)

Amendment No. 2, dated as of May 28, 2015, and effective as of April 1, 2015, to Administrative Services Agreement dated April 25, 2008, as amended, by and between BlackRock Advisors, LLC and Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(7)

Rule 22C-2 Agreement, dated no later than April 16, 2007, and effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on form N-4, filed on April 7, 2008; File No. 333-28755.)

(b)	(1)

Participation Agreement by and between Liberty Variable Investment Trust, Columbia Management Advisors, Inc. and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective amendment No. 8 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(2)

Rule 22c-2 Agreement dated April 16, 2007, and effective as of October 16, 2007, among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, filed on July 27, 2007; File No. 333-134760.)

(c)	(1)

Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(2)

Amendment to Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC.  (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(d)	(1)

Participation Agreement entered into as of May 1, 2003, by and between ING Investors Trust, Golden American Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 21, 2005; File No. 333-70600.)

(2)

Participation Agreement by and between Portfolio Partners, Inc., Golden American Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 29, 2002; File No. 333-70600.)

(3)

Amendment to Participation Agreement by and between Portfolio Partners, Inc., Golden American Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed April 29, 2002; File No. 333-70600.)

(4)

Second Amendment to Participation Agreement by and between ING Partners, Inc., Golden American Life Insurance Company, ING Life Insurance and Annuity Company and ING Financial Advisers, LLC. (Incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(5)

Participation Agreement by and among ING Variable Insurance Trust, Golden American Life Insurance Company, ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective amendment No. 32 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 26, 2002; File No. 033-23351.)

(6)

Participation Agreement by and between ING Variable Portfolios, Inc., Golden American Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 29, 2002; File No. 333-70600.)

(7)

Participation Agreement by and between Pilgrim Variable Products Trust, Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 26, 2002; File No. 033-23351.)

(8)

Amendment to Participation Agreement by and between ING Variable Products Trust, Golden American Life Insurance Company, ING Investments, LLC and ING Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(9)

Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2007; File No. 333-47527.)

(9)	Opinion and Consent of Counsel

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not Applicable

(12)	Not Applicable

(13)	Powers of Attorney

Item 25	Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Michael S. Smith, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Director and President
Alain M. Karaoglan, 230 Park Avenue, New York, NY 10169	Director
Charles P. Nelson, One Orange Way, Windsor, CT 06095-4774	Director
Rodney O. Martin, Jr., 230 Park Avenue, New York, NY 10169	Director and Chairman
Chetlur S. Ragavan, 230 Park Avenue, New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Ewout L. Steenbergen, 230 Park Avenue, New York, NY 10169	Director and Executive Vice President, Finance
Patricia J. Walsh, 230 Park Avenue, New York, NY 10169	Executive Vice President and Chief Legal Officer
Joseph J. Elmy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President, Tax
Michael J. Gioffre, One Orange Way, Windsor, CT 06095-4774	Senior Vice President, Compliance

Howard F. Greene, 230 Park Avenue, New York, NY 10169	Senior Vice President, Compensation
Megan A. Huddleston, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
Christine L. Hurtsellers, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President
Carolyn M. Johnson, One Orange Way, Windsor, CT 06095-4774	Senior Vice President
C. Landon Cobb, Jr., 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Chief Accounting Officer
Patrick D. Lusk, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Senior Vice President and Appointed Actuary
Gilbert E. Mathis, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President
David P. Wilken, 20 Washington Avenue South, Minneapolis, MN 55401	Senior Vice President
David P. Wiland, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Senior Vice President and Chief Financial Officer
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Treasurer
Justin Smith, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Lisa S. Gilarde, One Orange Way, Windsor, CT 06095	Vice President
Regina A. Gordon, One Orange Way, Windsor, CT 06095-4774	Vice President, Compliance
Jennifer M. Ogren, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on February 5, 2016; File No. 333-133944.

Item 27	Number of Contract Owners

As of February 29, 2016, there were 7,643 qualified contract owners and 5,652 nonqualified contract owners in the Voya GoldenSelect Access Variable Annuity Contract.

Item 28	Indemnification

Voya Insurance and Annuity Company shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Voya Insurance and Annuity as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Voya Insurance and Annuity Company may also, to the extent permitted by law, indemnify any other person who is or was serving Voya Insurance and Annuity Company in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Voya Insurance and Annuity Company or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Iowa, Voya Financial, Inc. maintains Professional Liability and Fidelity Bond Employment Practices liability and Network Security insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. These policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage:  errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a.”Cyber/IT”).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29	Principal Underwriter

(a)   In addition to the Registrant, Directed Services LLC serves as principal underwriter for all contracts issued by Voya Insurance and Annuity Company through its Separate Accounts A, B and EQ and Alger Separate Account A and ReliaStar Life Insurance Company of New York through its Separate Account NY-B and certain contracts issued by Voya Retirement Insurance and Annuity Company through its Variable Annuity Account B. Also, Directed Services LLC serves as investment advisor to Voya Investors Trust and Voya Partners, Inc.

(b)   The following information is furnished with respect to the principal officers and directors of Directed Services LLC, the Registrant’s Distributor.

Name and Principal Business Address	Positions and Offices with Underwriter
Chad J. Tope, 909 Locust Street, Des Moines, IA 50309	Director and President
James L. Nichols, IV, One Orange Way, Windsor, CT 06095-4774	Director
Richard E. Gelfand, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Chief Financial Officer
Regina A. Gordon, One Orange Way, Windsor, CT 06095-4774	Chief Compliance Officer
Shaun P. Mathews, One Orange Way, Windsor, CT 06095-4774	Executive Vice President
Kimberly A. Anderson, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Senior Vice President
Julius A. Drelick, III, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Senior Vice President, Investment Adviser and Chief Compliance Officer
Megan A. Huddleston, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Secretary
Stanley D. Vyner, 230 Park Avenue, 13th Floor, New York, NY 10169	Senior Vice President
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Treasurer
Michael J. Roland, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Senior Vice President

Jody I. Hrazanek, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Halvard Kvaale, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Todd R. Modic, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Vice President
Jason W. Rausch, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Stephen G. Sedmak, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Spencer T. Shell, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President and Assistant Treasurer
Kimberly K. Springer, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Vice President
May F. Tong, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Paul L. Zemsky, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Huey P. Falgout, Jr., 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Assistant Secretary
Angelia M. Lattery, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Jennifer M. Ogren, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary

(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2015 Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
Directed Services LLC	$198,300,736	$0	$0	$0

Item 30	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at:  909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

Item 31	Management Services
None.

Item 32	Undertakings

•      Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

•      Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

•      Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representations

•      The account meets the definition of a “separate account” under federal securities laws.

•      Voya Insurance and Annuity Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by Voya Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B of Voya Insurance and Annuity Company, has duly caused this Post-Effective Amendment No. 59 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, duly authorized, in the Town of Windsor, State of Connecticut, on the 22nd day of April, 2016.

SEPARATE ACCOUNT B
(Registrant)

By: VOYA INSURANCE AND ANNUITY COMPANY
(Depositor)

By:	Michael S. Smith*
Michael S. Smith President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 59 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

Michael S. Smith*	Director and President
Michael S. Smith	(principal executive officer)

Alain M. Karaoglan*	Director
Alain M. Karaoglan

Rodney O. Martin, Jr.*	Director
Rodney O. Martin, Jr.

Charles P. Nelson*	Director
Charles P. Nelson		April 22,
2016
Chetlur S. Ragavan*	Director
Chetlur S. Ragavan

Ewout L. Steenbergen*	Director
Ewout L. Steenbergen

David P. Wiland*	Senior Vice President and Chief Financial Officer
David P. Wiland	(principal financial officer)

C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer
C. Landon Cobb, Jr.	(principal accounting officer)

By:	/s/ Brian H. Buckley
Brian H. Buckley
* Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney